UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders

SAVING : INVESTING : PLANNING

VALIC Company I

Annual Report, May 31, 2020

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company I

Statement Regarding Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, has been designated by the Board to administer the Funds’ liquidity risk management program (the “Program”). VALIC has appointed a Liquidity Risk Management Committee (the “Committee”) comprised of certain officers as well as certain personnel of SunAmerica Asset Management, LLC, in its capacity as the Funds’ administrator. The Committee is subject to the oversight of VALIC. VALIC and the Committee are referred to collectively herein as the “Program Administrator.” The Program is designed to assess, manage and periodically review each Fund’s liquidity risk, based on factors specific to the circumstances of each Fund. “Liquidity risk” means the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, the Program Administrator provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity Program report to the Board, the Program supported each Fund’s ability to honor redemption requests timely and VALIC’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. The Program Administrator reported that it has reviewed the Program and believes that the Program is reasonably designed to assess and manage the liquidity risk of each Portfolio of the Funds, that the Program has been effectively implemented to monitor and respond to liquidity developments (where necessary) and is operating effectively, and that the Program addresses potential liquidity risks in connection with the management of the Portfolios. Furthermore, the Program Administrator reported that each Fund operated as a “Primarily Highly Liquid Fund” during the review period, and therefore, did not have to comply with the Highly Liquid Investment Minimum requirements. Finally, the Program Administrator reported that each Fund had no breaches of the limit on illiquid investments, and therefore, no Board notification or regulatory filings were required.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

VALIC Company I

ANNUAL REPORT MAY 31, 2020

VALIC Company I

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I consisting of investment portfolio information and financial statements for the twelve-month period ended May 31, 2020. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy,

President VALIC Company I

Note: All performance figures quoted are for the VALIC Company I Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company I

EXPENSE EXAMPLE — May 31, 2020 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2019 and held until May 31, 2020. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended May 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended May 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended May 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended May 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — May 31, 2020 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2019	Ending Account Value Using Actual Return at May 31, 2020	Expenses Paid During the Six Months Ended May 31, 2020	Beginning Account Value at December 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at May 31, 2020	Expenses Paid During the Six Months Ended May 31, 2020	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$935.36	$3.77	$1,000.00	$1,021.10	$3.94	0.78%
Blue Chip Growth	$1,000.00	$1,089.31	$4.34	$1,000.00	$1,020.85	$4.19	0.83%
Capital Conservation	$1,000.00	$1,051.86	$3.28	$1,000.00	$1,021.80	$3.23	0.64%
Core Equity#	$1,000.00	$960.31	$3.72	$1,000.00	$1,021.20	$3.84	0.76%
Dividend Value#	$1,000.00	$873.76	$3.28	$1,000.00	$1,021.50	$3.54	0.70%
Dynamic Allocation#	$1,000.00	$1,006.98	$1.56	$1,000.00	$1,023.45	$1.57	0.31%
Emerging Economies	$1,000.00	$897.45	$4.36	$1,000.00	$1,020.40	$4.65	0.92%
Global Real Estate	$1,000.00	$836.67	$3.95	$1,000.00	$1,020.70	$4.34	0.86%
Global Strategy#	$1,000.00	$942.94	$3.84	$1,000.00	$1,021.05	$3.99	0.79%
Government Money Market I	$1,000.00	$1,003.04	$1.95	$1,000.00	$1,023.05	$1.97	0.39%
Government Securities	$1,000.00	$1,055.76	$3.44	$1,000.00	$1,021.65	$3.39	0.67%
Growth#	$1,000.00	$1,118.88	$3.44	$1,000.00	$1,021.75	$3.29	0.65%
Health Sciences#	$1,000.00	$1,090.71	$5.54	$1,000.00	$1,019.70	$5.35	1.06%
Inflation Protected	$1,000.00	$1,021.10	$2.88	$1,000.00	$1,022.15	$2.88	0.57%
International Equities Index	$1,000.00	$883.24	$2.02	$1,000.00	$1,022.85	$2.17	0.43%
International Government Bond	$1,000.00	$1,012.69	$3.27	$1,000.00	$1,021.75	$3.29	0.65%
International Growth#	$1,000.00	$983.83	$4.31	$1,000.00	$1,020.65	$4.39	0.87%
International Socially Responsible†	$1,000.00	$892.07	$3.03	$1,000.00	$1,021.80	$3.23	0.64%
International Value#	$1,000.00	$826.17	$3.38	$1,000.00	$1,021.30	$3.74	0.74%
Large Cap Core	$1,000.00	$1,007.04	$4.32	$1,000.00	$1,020.70	$4.34	0.86%
Large Capital Growth	$1,000.00	$1,006.99	$3.81	$1,000.00	$1,021.20	$3.84	0.76%
Mid Cap Index	$1,000.00	$883.45	$1.70	$1,000.00	$1,023.20	$1.82	0.36%
Mid Cap Strategic Growth	$1,000.00	$1,002.71	$4.11	$1,000.00	$1,020.90	$4.14	0.82%
Nasdaq -100® Index#	$1,000.00	$1,139.86	$2.84	$1,000.00	$1,022.35	$2.68	0.53%
Science & Technology	$1,000.00	$1,143.02	$5.20	$1,000.00	$1,020.15	$4.90	0.97%
Small Cap Aggressive Growth#	$1,000.00	$1,027.54	$5.02	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap#	$1,000.00	$914.41	$4.45	$1,000.00	$1,020.35	$4.70	0.93%
Small Cap Index	$1,000.00	$862.90	$2.19	$1,000.00	$1,022.65	$2.38	0.47%
Small Cap Special Values	$1,000.00	$792.34	$4.03	$1,000.00	$1,020.50	$4.55	0.90%
Small-Mid Growth#	$1,000.00	$1,091.60	$5.02	$1,000.00	$1,020.20	$4.85	0.96%
Stock Index#	$1,000.00	$976.91	$1.43	$1,000.00	$1,023.55	$1.47	0.29%
Systematic Core#†	$1,000.00	$1,000.35	$4.25	$1,000.00	$1,020.75	$4.29	0.85%
Systematic Value#†	$1,000.00	$863.74	$3.73	$1,000.00	$1,021.00	$4.04	0.80%
Value#	$1,000.00	$895.18	$4.03	$1,000.00	$1,020.75	$4.29	0.85%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2020” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended May 31, 2020” and the “Annualized Expense Ratio” would have been lower.

†	See Note 1 to Financial Statements

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Registered Investment Companies	14.7%
Diversified Banking Institutions	6.8
Electronic Components — Semiconductors	3.6
Exchange — Traded Funds	3.0
Applications Software	2.7
Banks — Commercial	2.7
Oil Companies — Exploration & Production	2.6
Electric — Integrated	2.5
Telephone — Integrated	2.0
Sovereign	1.9
U.S. Government Treasuries	1.8
Computers	1.7
Banks — Super Regional	1.6
Oil Companies — Integrated	1.6
Web Portals/ISP	1.6
Computer Services	1.5
E-Commerce/Products	1.2
Internet Content — Entertainment	1.1
Real Estate Investment Trusts	1.1
Finance — Credit Card	1.1
Diversified Financial Services	1.0
Medical — Drugs	0.9
Auto — Cars/Light Trucks	0.9
Real Estate Operations & Development	0.9
Diversified Manufacturing Operations	0.9
Insurance — Life/Health	0.9
Enterprise Software/Service	0.8
Cable/Satellite TV	0.8
Electric — Generation	0.8
Multimedia	0.7
Transport — Rail	0.7
Retail — Building Products	0.7
Cellular Telecom	0.6
Energy — Alternate Sources	0.6
Pharmacy Services	0.6
Commercial Services — Finance	0.5
Medical — Biomedical/Gene	0.5
Independent Power Producers	0.5
Industrial Automated/Robotic	0.5
Aerospace/Defense	0.5
Electric — Distribution	0.5
Semiconductor Components — Integrated Circuits	0.5
Food — Misc./Diversified	0.5
Networking Products	0.5
Brewery	0.5
Retail — Restaurants	0.4
Insurance — Property/Casualty	0.4
Pipelines	0.4
Auto/Truck Parts & Equipment — Original	0.4
Chemicals — Diversified	0.4
Banks — Fiduciary	0.4
Electronic Components — Misc.	0.4
Building & Construction — Misc.	0.4
Beverages — Non — alcoholic	0.4
Finance — Other Services	0.4
Transport — Marine	0.3
Web Hosting/Design	0.3
Retail — Discount	0.3
Building — Heavy Construction	0.3
Instruments — Controls	0.3
Internet Security	0.3
Coal	0.3
Semiconductor Equipment	0.3
Insurance — Multi-line	0.3
Computer Software	0.3
Steel — Producers	0.3
Building Products — Air & Heating	0.3
Computers — Integrated Systems	0.3
Building & Construction Products — Misc.	0.3

Gas — Distribution	0.3
Medical — Generic Drugs	0.3
Oil Refining & Marketing	0.2
Industrial Gases	0.2
Appliances	0.2
Auto — Heavy Duty Trucks	0.2
Software Tools	0.2
Pastoral & Agricultural	0.2
Chemicals — Specialty	0.2
Finance — Investment Banker/Broker	0.2
Paper & Related Products	0.2
Medical — HMO	0.2
Machinery — General Industrial	0.2
Computer Data Security	0.2
Insurance — Mutual	0.2
Electronic Forms	0.2
Real Estate Management/Services	0.2
Data Processing/Management	0.2
Medical Instruments	0.2
Electronic Measurement Instruments	0.2
Oil — Field Services	0.2
United States Treasury Bonds	0.2
Building Products — Cement	0.2
Machinery — Electrical	0.2
Machinery — Farming	0.2
Banks — Special Purpose	0.2
Medical — Wholesale Drug Distribution	0.2
Television	0.2
Commercial Services	0.2
Beverages — Wine/Spirits	0.2
Aerospace/Defense — Equipment	0.2
Cosmetics & Toiletries	0.2
Retail — Apparel/Shoe	0.2
Transport — Services	0.1
Metal — Diversified	0.1
Medical Products	0.1
Wireless Equipment	0.1
Petrochemicals	0.1
Telecom Equipment — Fiber Optics	0.1
Entertainment Software	0.1
Athletic Footwear	0.1
Internet Content — Information/News	0.1
Machinery — Construction & Mining	0.1
Retail — Jewelry	0.1
Metal Processors & Fabrication	0.1
Computer Aided Design	0.1
E-Commerce/Services	0.1
Insurance — Reinsurance	0.1
Food — Retail	0.1
Engineering/R&D Services	0.1
Diagnostic Equipment	0.1
Containers — Paper/Plastic	0.1
Food — Dairy Products	0.1
Power Converter/Supply Equipment	0.1
Non — Hazardous Waste Disposal	0.1
Coatings/Paint	0.1
Shipbuilding	0.1
Lasers — System/Components	0.1
Miscellaneous Manufacturing	0.1
Consulting Services	0.1
Retail — Major Department Stores	0.1
Distribution/Wholesale	0.1
Retail — Drug Store	0.1
Insurance Brokers	0.1
Gold Mining	0.1
Tobacco	0.1
Medical Labs & Testing Services	0.1
Electric Products — Misc.	0.1
Airport Development/Maintenance	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Investment Companies	0.1
Food — Wholesale/Distribution	0.1
Gambling (Non — Hotel)	0.1
Industrial Audio & Video Products	0.1
Computers — Periphery Equipment	0.1
Containers — Metal/Glass	0.1
Retail — Auto Parts	0.1
Fisheries	0.1
Audio/Video Products	0.1
Tools — Hand Held	0.1
SupraNational Banks	0.1
Import/Export	0.1
Internet Infrastructure Software	0.1
Medical — Nursing Homes	0.1
Leisure Products	0.1
Agricultural Chemicals	0.1
Diagnostic Kits	0.1
Environmental Consulting & Engineering	0.1
Electronic Connectors	0.1
Trucking/Leasing	0.1
Transactional Software	0.1
Telecommunication Equipment	0.1
Investment Management/Advisor Services	0.1
Machinery — Material Handling	0.1

94.6%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 48.0%
Advertising Services — 0.0%
Stroeer SE & Co. KGaA	558	$40,505

Aerospace/Defense — 0.5%
Boeing Co.	740	107,929
General Dynamics Corp.	330	48,454
Kawasaki Heavy Industries, Ltd.	2,700	42,827
Korea Aerospace Industries, Ltd.	926	19,024
Lockheed Martin Corp.	340	132,070
Northrop Grumman Corp.	284	95,197
Raytheon Technologies Corp.	1,974	127,362
Saab AB, Series B†	257	6,231
TransDigm Group, Inc.	60	25,489

		604,583

Aerospace/Defense - Equipment — 0.2%
HEICO Corp.	41	4,131
HEICO Corp., Class A	93	7,807
Howmet Aerospace Inc Common Stock	416	5,441
L3Harris Technologies, Inc.	968	193,068

		210,447

Agricultural Biotech — 0.0%
Corteva, Inc.	1,290	35,230

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	172	5,052

Airport Development/Maintenance — 0.1%
Enav SpA*	9,076	41,212
Flughafen Zurich AG†	393	54,349

		95,561

Apparel Manufacturers — 0.0%
VF Corp.	470	26,367
Wacoal Holdings Corp.	700	14,498

		40,865

Appliances — 0.2%
Coway Co, Ltd.	554	29,869
De’Longhi SpA†	561	12,031
Gree Electric Appliances, Inc. of Zhuhai, Class A	31,100	248,192
Rational AG	45	24,067

		314,159

Applications Software — 2.6%
CDK Global, Inc.	1,336	52,518
Intuit, Inc.	432	125,418
Microsoft Corp.	10,994	2,014,650
Nemetschek SE	872	68,385
Nuance Communications, Inc.†	145	3,318
PTC, Inc.†	216	16,498
salesforce.com, Inc.†	3,283	573,836
ServiceNow, Inc.†	1,312	508,964

		3,363,587

Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,740	171,529

Audio/Video Products — 0.1%
LG Electronics, Inc.	1,073	51,528
Sony Corp.	500	31,929

		83,457

Auto - Cars/Light Trucks — 0.5%
Dongfeng Motor Group Co., Ltd.	32,000	20,251
Ford Motor Co.	5,510	31,462
General Motors Co.	1,790	46,325
Hyundai Motor Co.	1,518	120,529

Security Description	Shares	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Hyundai Motor Co. (2nd Preference Shares)	339	$16,523
Kia Motors Corp.	2,522	69,994
SAIC Motor Corp., Ltd., Class A	48,700	122,333
Suzuki Motor Corp.	700	24,365
Tesla, Inc.†	194	161,990
Toyota Motor Corp.	1,200	75,292

		689,064

Auto - Heavy Duty Trucks — 0.2%
Cummins, Inc.	200	33,920
PACCAR, Inc.	440	32,498
Zhengzhou Yutong Bus Co., Ltd., Class A†	143,000	242,414

		308,832

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	330	24,865
Brembo SpA†#	3,962	37,188
Georg Fischer AG	71	59,013
Hanon Systems	2,415	19,033
Hyundai Mobis Co., Ltd.	639	102,525
Koito Manufacturing Co., Ltd.	500	21,204
Rheinmetall AG	739	59,657
Weifu High-Technology Group Co., Ltd., Class A	69,300	190,992

		514,477

Banks - Commercial — 1.5%
Agricultural Bank of China, Ltd., Class A	286,800	136,550
Banca Generali SpA	384	10,437
Banque Cantonale Vaudoise	730	71,104
BAWAG Group AG†*	1,745	57,837
BPER Banca†#	14,349	34,379
Cembra Money Bank AG	607	60,219
China Everbright Bank Co., Ltd., Class A	151,400	80,812
China Minsheng Banking Corp., Ltd., Class A	171,900	136,996
Citizens Financial Group, Inc.	2,867	69,095
Concordia Financial Group, Ltd.	2,800	9,160
First Republic Bank	1,112	120,285
Industrial & Commercial Bank of China, Ltd., Class A	143,900	103,180
Industrial Bank Co., Ltd., Class A	84,900	191,527
M&T Bank Corp.	869	91,819
Regions Financial Corp.	6,361	71,943
Ringkjoebing Landbobank A/S	1,180	82,230
Shinhan Financial Group Co., Ltd.	4,524	110,502
SVB Financial Group†	340	73,015
Truist Financial Corp.	8,839	325,098
Unione di Banche Italiane SpA†	10,322	29,317
Valiant Holding AG	753	67,431
Zions Bancorp NA	1,119	36,821

		1,969,757

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	5,534	205,699
Northern Trust Corp.	1,399	110,535
State Street Corp.	2,398	146,182

		462,416

Banks - Super Regional — 1.2%
Comerica, Inc.	954	34,678
Fifth Third Bancorp	4,680	90,745
Huntington Bancshares, Inc.	6,806	60,505
KeyCorp	6,495	76,966
PNC Financial Services Group, Inc.	2,891	329,690
US Bancorp	9,375	333,375
Wells Fargo & Co.	25,380	671,808

		1,597,767

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Batteries/Battery Systems — 0.0%
W-Scope Corp.†	2,800	$12,052

Beverages - Wine/Spirits — 0.2%
Kweichow Moutai Co., Ltd., Class A	1,100	210,648

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	18,389

Brewery — 0.1%
Asahi Group Holdings, Ltd.	600	22,626
Royal Unibrew A/S†	582	46,752

		69,378

Broadcast Services/Program — 0.0%
Discovery, Inc., Class C†	38	744

Building & Construction Products - Misc. — 0.2%
Forbo Holding AG	32	45,810
ROCKWOOL International A/S, Class B	141	39,588
Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	91,200	101,328
Wienerberger AG	2,064	41,405

		228,131

Building & Construction - Misc. — 0.4%
China State Construction Engineering Corp., Ltd., Class A	397,300	278,376
Frontdoor, Inc.†	296	13,512
GS Engineering & Construction Corp.	783	18,118
JM AB	889	17,472
Peab AB†	4,436	36,222
Penta-Ocean Construction Co., Ltd.	3,500	18,277
Samsung C&T Corp.	863	69,253

		451,230

Building Products - Air & Heating — 0.2%
Belimo Holding AG	7	52,765
Carrier Global Corp.†	1,110	22,722
Daikin Industries, Ltd.	200	29,449
Johnson Controls International PLC	1,174	36,875
Nibe Industrier AB, Class B†	3,875	86,315

		228,126

Building Products - Cement — 0.2%
Anhui Conch Cement Co., Ltd., Class A	23,500	187,102
Buzzi Unicem SpA	863	17,226
Martin Marietta Materials, Inc.	13	2,497

		206,825

Building - Heavy Construction — 0.3%
Acciona SA	1,528	153,196
Ackermans & van Haaren NV†	303	41,731
Boskalis Westminster NV†	448	8,315
China Railway Construction Corp., Ltd., Class A	82,800	100,368
Daelim Industrial Co., Ltd.	372	27,800
Hyundai Engineering & Construction Co., Ltd.	869	24,082
Infrastrutture Wireless Italiane SpA*	3,751	38,269
NCC AB, Class B	1,124	17,832

		411,593

Building - Maintenance & Services — 0.0%
Bravida Holding AB†*	6,124	59,341

Building - Residential/Commercial — 0.0%
NVR, Inc.†	5	16,108
PulteGroup, Inc.	280	9,512

		25,620

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	247	$134,368
Comcast Corp., Class A	5,800	229,680
Sirius XM Holdings, Inc.	2,838	16,517

		380,565

Casino Hotels — 0.0%
Kangwon Land, Inc.	1,431	28,040
Las Vegas Sands Corp.	480	23,011

		51,051

Cellular Telecom — 0.1%
Hikari Tsushin, Inc.	100	21,937
LG Uplus Corp.	2,308	24,563
SK Telecom Co., Ltd.	239	41,753
Sunrise Communications Group AG*	588	49,483
T-Mobile US, Inc.†	430	43,017

		180,753

Chemicals - Diversified — 0.2%
Dow, Inc.	1,506	58,132
DuPont de Nemours, Inc.	1,240	62,905
Hanwha Solutions Corp.	1,224	16,028
K+S AG	7,936	50,272
LyondellBasell Industries NV, Class A	440	28,054
PPG Industries, Inc.	400	40,668

		256,059

Chemicals - Other — 0.0%
Wanhua Chemical Group Co., Ltd.†	4,000	26,103

Chemicals - Plastics — 0.0%
Sumitomo Bakelite Co., Ltd.	200	5,634

Chemicals - Specialty — 0.2%
Ecolab, Inc.	460	97,787
IMCD NV	923	87,320
Shin-Etsu Chemical Co., Ltd.	300	35,203

		220,310

Circuit Boards — 0.0%
Meiko Electronics Co.	700	9,346

Coatings/Paint — 0.1%
OC Oerlikon Corp. AG	4,827	39,353
Sherwin-Williams Co.	140	83,139

		122,492

Commercial Services — 0.2%
Cintas Corp.	196	48,600
CoreLogic, Inc.	222	11,002
CoStar Group, Inc.†	50	32,840
Elis SA†	4,949	61,309
Wirecard AG	403	42,487

		196,238

Commercial Services - Finance — 0.5%
Automatic Data Processing, Inc.	550	80,570
Experian PLC	3,040	106,138
FleetCor Technologies, Inc.†	160	39,006
Global Payments, Inc.	353	63,360
IHS Markit, Ltd.	774	53,762
MarketAxess Holdings, Inc.	43	21,869
Moody’s Corp.	8	2,139
PayPal Holdings, Inc.†	1,445	223,990
S&P Global, Inc.	96	31,202
Square, Inc., Class A†	400	32,432
Worldline SA†*	445	33,422

		687,890

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Aided Design — 0.1%
Autodesk, Inc.†	562	$118,233
Synopsys, Inc.†	201	36,363

		154,596

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	768	84,227
Fortinet, Inc.†	1,311	182,491

		266,718

Computer Services — 1.1%
Accenture PLC, Class A	1,249	251,823
Atos SE†	838	63,505
CACI International, Inc., Class A†	52	13,041
CANCOM SE	511	32,162
Capgemini SE	727	74,649
Cognizant Technology Solutions Corp., Class A	2,142	113,526
DXC Technology Co.	2,066	29,358
Fujitsu, Ltd.	1,300	134,071
Indra Sistemas SA†	4,575	35,472
International Business Machines Corp.	2,156	269,284
Leidos Holdings, Inc.	855	90,023
NEC Corp.	500	22,464
Netcompany Group A/S†*#	343	20,893
Nihon Unisys, Ltd.	1,100	34,049
Nomura Research Institute, Ltd.	1,900	50,259
NTT Data Corp.	4,600	53,225
Perspecta, Inc.	1,309	29,021
Samsung SDS Co., Ltd.	367	56,613
Sopra Steria Group	459	54,341

		1,427,779

Computer Software — 0.3%
Akamai Technologies, Inc.†	174	18,409
Software AG	556	21,503
Splunk, Inc.†	629	116,894
Zhejiang Dahua Technology Co., Ltd., Class A	100,600	210,176

		366,982

Computers — 1.6%
Apple, Inc.	6,246	1,985,853
Hewlett Packard Enterprise Co.	1,680	16,313
HP, Inc.	1,830	27,706

		2,029,872

Computers - Integrated Systems — 0.3%
Bechtle AG	482	84,390
Ingenico Group SA	474	65,774
Net One Systems Co., Ltd.	1,500	45,425
OBIC Co., Ltd.	400	69,399
Otsuka Corp.	1,200	57,957

		322,945

Computers - Periphery Equipment — 0.1%
Logitech International SA	1,498	88,692

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	938	74,815
Verisk Analytics, Inc.	210	36,263

		111,078

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp.	120	16,973

Containers - Metal/Glass — 0.1%
Ball Corp.	550	39,193
Gerresheimer AG	566	48,047

		87,240

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic — 0.1%
Huhtamaki Oyj†	1,440	$58,310
Rengo Co., Ltd.	4,000	31,644

		89,954

Cosmetics & Toiletries — 0.2%
Amorepacific Corp.	351	46,418
AMOREPACIFIC Group	334	15,654
Colgate-Palmolive Co.	117	8,463
Fancl Corp.#	700	19,904
LG Household & Health Care, Ltd.	101	111,960

		202,399

Cruise Lines — 0.0%
Carnival Corp.#	560	8,814
Royal Caribbean Cruises, Ltd.	270	14,005

		22,819

Data Processing/Management — 0.2%
CompuGroup Medical SE	178	14,536
Fidelity National Information Services, Inc.	750	104,122
Fiserv, Inc.†	750	80,078
Paychex, Inc.	370	26,744

		225,480

Dental Supplies & Equipment — 0.0%
Lifco AB†	286	17,540

Diagnostic Kits — 0.1%
DiaSorin SpA	338	70,954

Direct Marketing — 0.0%
DKSH Holding AG	724	39,977

Distribution/Wholesale — 0.1%
Copart, Inc.†	21	1,877
Fastenal Co.	750	30,945
LG Corp.	1,022	52,247
Pool Corp.	86	23,136

		108,205

Diversified Banking Institutions — 3.8%
Bank of America Corp.	53,361	1,287,067
Citigroup, Inc.	14,403	690,048
Goldman Sachs Group, Inc.	2,106	413,808
JPMorgan Chase & Co.	20,680	2,012,371
Mitsubishi UFJ Financial Group, Inc.	6,000	24,760
Morgan Stanley	8,108	358,373
Sumitomo Mitsui Financial Group, Inc.	1,300	37,663
Woori Financial Group, Inc.	6,420	47,486

		4,871,576

Diversified Financial Services — 0.1%
Hana Financial Group, Inc.	3,081	74,314
KB Financial Group, Inc.	3,851	106,118

		180,432

Diversified Manufacturing Operations — 0.5%
3M Co.	800	125,152
Aalberts NV†#	1,937	53,316
Eaton Corp. PLC	560	47,544
General Electric Co.	12,040	79,103
Illinois Tool Works, Inc.	450	77,607
Indutrade AB†	1,778	68,081
Parker-Hannifin Corp.	170	30,595
Siemens AG	1,059	115,594
Trane Technologies PLC	330	29,769

		626,761

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Minerals — 0.0%
Sumitomo Metal Mining Co., Ltd.	400	$11,157

Drug Delivery Systems — 0.0%
DexCom, Inc.†	12	4,540

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	614	1,499,615
eBay, Inc.	1,520	69,221
Rocket Internet SE†*	1,658	32,978

		1,601,814

E-Commerce/Services — 0.1%
Booking Holdings, Inc.†	67	109,841
MercadoLibre, Inc.†	50	42,584

		152,425

E-Services/Consulting — 0.0%
Reply SpA	207	18,145

Electric Products - Misc. — 0.1%
AMETEK, Inc.	300	27,513
Emerson Electric Co.	850	51,867
LG Innotek Co., Ltd.	143	17,094

		96,474

Electric - Distribution — 0.3%
E.ON SE	12,000	127,011
Orsted A/S*	1,170	137,748
SSE PLC	7,720	118,918

		383,677

Electric - Generation — 0.3%
EDP Renovaveis SA	9,750	129,383
Engie SA†	11,310	134,044
GD Power Development Co., Ltd. Class A	128,500	32,754
SDIC Power Holdings Co., Ltd., Class A Class A	41,100	43,464

		339,645

Electric - Integrated — 1.0%
A2A SpA	10,565	14,698
ACEA SpA	6,584	127,737
Avangrid, Inc.	2,780	123,655
EDP - Energias de Portugal SA	26,720	125,796
Enel SpA	17,910	137,819
Enersis Chile SA ADR	28,155	104,455
Fortum Oyj	7,050	135,272
Hera SpA	8,017	30,805
Iberdrola SA	12,520	135,129
Iren SpA	11,744	29,250
Korea Electric Power Corp.†	2,515	43,960
NextEra Energy, Inc.	510	130,336
Public Service Enterprise Group, Inc.	119	6,074
RWE AG	4,050	133,430

		1,278,416

Electronic Components - Misc. — 0.4%
Barco NV	105	18,342
Hoya Corp.	300	28,159
LG Display Co., Ltd.†	2,399	19,824
Luxshare Precision Industry Co., Ltd., Class A	12,300	76,927
Minebea Mitsumi, Inc.	1,200	21,103
Murata Manufacturing Co., Ltd.	500	27,947
Nidec Corp.	800	49,238
Omron Corp.	1,400	92,919
Samsung Electro-Mechanics Co., Ltd.	531	53,785

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
TKH Group NV CVA	1,893	$67,019

		455,263

Electronic Components - Semiconductors — 3.4%
Advanced Micro Devices, Inc.†	1,278	68,756
ams AG†	2,952	44,577
Broadcom, Inc.	851	247,871
Dialog Semiconductor PLC†	1,482	58,667
Intel Corp.	5,962	375,189
IPG Photonics Corp.†	110	17,094
Marvell Technology Group, Ltd.	812	26,488
Microchip Technology, Inc.#	1,469	141,053
Micron Technology, Inc.†	1,350	64,679
NVIDIA Corp.	1,263	448,390
ON Semiconductor Corp.†	776	12,796
Samsung Electronics Co., Ltd.	44,387	1,822,455
Samsung Electronics Co., Ltd. (Preference Shares)	7,502	260,371
SK Hynix, Inc.	5,053	333,640
SOITEC†	198	19,313
STMicroelectronics NV	2,375	58,665
Texas Instruments, Inc.	2,464	292,575
Xilinx, Inc.	994	91,398

		4,383,977

Electronic Connectors — 0.1%
Amphenol Corp., Class A	360	34,762
TE Connectivity, Ltd.	400	32,500

		67,262

Electronic Forms — 0.2%
Adobe, Inc.†	686	265,208

Electronic Measurement Instruments — 0.1%
FLIR Systems, Inc.	273	12,613
Fortive Corp.	420	25,611
Keysight Technologies, Inc.†	198	21,410
National Instruments Corp.	278	10,764
Roper Technologies, Inc.	130	51,194
Trimble, Inc.†	446	17,447
Yokogawa Electric Corp.	1,800	25,975

		165,014

Electronic Parts Distribution — 0.0%
SYNNEX Corp.	56	5,972

Electronic Security Devices — 0.0%
dormakaba Holding AG	77	43,469

Energy - Alternate Sources — 0.5%
ERG SpA	6,330	139,995
First Solar, Inc.†	2,670	124,475
LONGi Green Energy Technology Co., Ltd., Class A	7,500	34,139
NEL ASA†#	12,249	19,009
Siemens Gamesa Renewable Energy SA†	8,110	137,091
Vestas Wind Systems A/S	1,350	138,218

		592,927

Engineering/R&D Services — 0.1%
AF POYRY AB†	1,159	24,839
Alten SA	601	48,393
COMSYS Holdings Corp.	600	16,723
Gaztransport Et Technigaz SA	387	28,808
Samsung Engineering Co., Ltd.†	1,764	17,310

		136,073

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Enterprise Software/Service — 0.7%
Atlassian Corp. PLC, Class A†	7	$1,297
Guidewire Software, Inc.†	1,137	116,633
Oracle Corp.	3,063	164,697
Oracle Corp. Japan	400	46,756
RIB Software SE†	183	5,891
Tyler Technologies, Inc.†	354	132,860
Veeva Systems, Inc., Class A†	1,018	222,810
Workday, Inc., Class A†	1,360	249,465

		940,409

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,029	74,068
Capcom Co., Ltd.	700	24,730
Electronic Arts, Inc.†	380	46,694
Netmarble Corp.†*	287	21,419
Take-Two Interactive Software, Inc.†	49	6,672

		173,583

Environmental Consulting & Engineering — 0.1%
Sweco AB, Class B	1,663	69,955

Finance - Auto Loans — 0.0%
Credit Acceptance Corp.†	2	740

Finance - Credit Card — 0.7%
Mastercard, Inc., Class A	1,282	385,741
Visa, Inc., Class A	2,533	494,543

		880,284

Finance - Investment Banker/Broker — 0.2%
CITIC Securities Co., Ltd.†	43,800	136,716
Haitong Securities Co., Ltd.	92,800	70,465
Korea Investment Holdings Co., Ltd.	494	21,115
Mirae Asset Daewoo Co., Ltd.	5,604	28,031
NH Investment & Securities Co., Ltd.	2,440	19,235
Samsung Securities Co. Ltd.	898	20,334

		295,896

Finance - Leasing Companies — 0.0%
GRENKE AG	610	49,048
Tokyo Century Corp.	300	13,066

		62,114

Finance - Mortgage Loan/Banker — 0.0%
Zenkoku Hosho Co., Ltd.	100	3,852

Finance - Other Services — 0.2%
Bolsas y Mercados Espanoles	858	31,385
Cboe Global Markets, Inc.	71	7,558
eGuarantee, Inc.	600	12,168
Euronext NV*	936	86,482
Intertrust NV*	3,582	56,770

		194,363

Fisheries — 0.1%
Bakkafrost P/F†	651	40,658
Leroy Seafood Group ASA#	3,588	20,196
Salmar ASA	523	23,593

		84,447

Food - Confectionery — 0.0%
Orion Corp.	267	28,510

Food - Dairy Products — 0.1%
Emmi AG	38	32,911
Inner Mongolia Yili Industrial Group Co., Ltd., Class A†	15,100	60,201
Morinaga Milk Industry Co., Ltd.	800	33,646

		126,758

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified — 0.3%
AAK AB†	2,236	$40,810
Axfood AB	1,943	43,596
CJ CheilJedang Corp.	100	24,044
Corbion NV	1,696	62,435
Fuji Oil Holdings, Inc.	800	21,478
Glanbia PLC (LSE)	2,154	23,633
Glanbia PLC (Euronext Dublin)	3,633	39,697
Viscofan SA#	1,229	81,000

		336,693

Food - Retail — 0.1%
GS Holdings Corp.	839	25,609
HelloFresh SE†	1,907	77,730
Seven & i Holdings Co., Ltd.	700	23,962

		127,301

Food - Wholesale/Distribution — 0.0%
Lacto Japan Co., Ltd.	500	17,844

Gambling (Non-Hotel) — 0.1%
Evolution Gaming Group AB†*	1,554	92,036

Gas - Distribution — 0.1%
Italgas SpA	4,659	25,365
Rubis SCA	1,052	50,326

		75,691

Gold Mining — 0.1%
Newmont Corp.	1,390	81,273

Hotels/Motels — 0.0%
Hilton Worldwide Holdings, Inc.	364	28,869
Marriott International, Inc., Class A	370	32,745

		61,614

Human Resources — 0.0%
Recruit Holdings Co., Ltd.	500	17,251

Import/Export — 0.1%
ITOCHU Corp.	1,900	40,780
Mitsubishi Corp.	1,600	37,376

		78,156

Independent Power Producers — 0.2%
Atlantica Yield PLC	5,070	132,834
Clearway Energy, Inc., Class A	3,028	61,438
Clearway Energy, Inc., Class C	2,900	63,539

		257,811

Industrial Audio & Video Products — 0.1%
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	23,300	89,861

Industrial Automated/Robotic — 0.5%
Cognex Corp.	1,228	69,677
FANUC Corp.	400	71,424
Harmonic Drive Systems, Inc.	900	52,028
Keyence Corp.	600	247,096
Rockwell Automation, Inc.	637	137,694
THK Co., Ltd.#	1,500	39,063
Yaskawa Electric Corp.	500	17,993

		634,975

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	370	89,411
Linde PLC	960	194,246

		283,657

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Instruments - Controls — 0.3%
ABB, Ltd.	2,846	$56,202
Honeywell International, Inc.	1,966	286,741
Mettler-Toledo International, Inc.†	1	795
Shenzhen Inovance Technology Co., Ltd., Class A	12,400	59,699
Woodward, Inc.	107	7,338

		410,775

Insurance - Life/Health — 0.1%
Aflac, Inc.	267	9,737
Dai-ichi Life Holdings, Inc.	2,300	30,002
Samsung Life Insurance Co., Ltd.	883	32,686

		72,425

Insurance - Multi-line — 0.3%
Allstate Corp.	79	7,727
ASR Nederland NV	1,563	43,111
Chubb, Ltd.	29	3,536
Hartford Financial Services Group, Inc.	5	192
Helvetia Holding AG	178	15,841
Ping An Insurance Group Co of China, Ltd., Class A	10,700	106,022
Storebrand ASA†	14,022	72,388
Topdanmark A/S	511	21,270
Unipol Gruppo SpA†	15,812	55,695

		325,782

Insurance - Property/Casualty — 0.1%
Assurant, Inc.	16	1,641
Berkshire Hathaway, Inc., Class B†	42	7,794
Fidelity National Financial, Inc.	120	3,828
MS&AD Insurance Group Holdings, Inc.	1,500	44,101
Progressive Corp.	12	932
Samsung Fire & Marine Insurance Co., Ltd.	336	49,629

		107,925

Internet Connectivity Services — 0.0%
Masmovil Ibercom SA†	1,455	30,319

Internet Content - Entertainment — 1.1%
Adevinta ASA, Class B†	695	7,401
Facebook, Inc., Class A†	3,262	734,244
Kakao Corp.	1,359	289,989
NCSoft Corp.	157	100,396
Netflix, Inc.†	556	233,370
Twitter, Inc.†	860	26,634

		1,392,034

Internet Content - Information/News — 0.1%
Scout24 AG*	1,257	96,205
SINA Corp.†	2,361	73,923

		170,128

Internet Financial Services — 0.0%
Cerved Group SpA†	5,425	37,630

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	520	75,358

Internet Security — 0.3%
NortonLifeLock, Inc.	4,488	102,237
Palo Alto Networks, Inc.†	699	164,454
Trend Micro, Inc.	2,400	132,016

		398,707

Investment Companies — 0.1%
KBC Ancora	1,420	47,568
Sofina SA	175	47,978

		95,546

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.1%
Azimut Holding SpA	1,818	$30,276
LPL Financial Holdings, Inc.	7	500
T. Rowe Price Group, Inc.	99	11,969
Vontobel Holding AG	379	23,161

		65,906

Lasers-System/Components — 0.1%
Han’s Laser Technology Industry Group Co., Ltd., Class A	28,200	120,436

Leisure Products — 0.1%
Thule Group AB*	2,520	57,949
Yamaha Corp.	300	14,611

		72,560

Lighting Products & Systems — 0.0%
Signify NV†*	1,594	34,186

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	820	98,506
Komatsu, Ltd.	1,000	20,258

		118,764

Machinery - Electrical — 0.2%
Disco Corp.	100	22,369
Fuji Electric Co., Ltd.	800	21,418
Hitachi, Ltd.	3,000	96,291
Mitsubishi Electric Corp.	6,600	87,020
Union Tool Co.#	200	5,220

		232,318

Machinery - Farming — 0.1%
Deere & Co.	410	62,369
Kubota Corp.	2,000	26,928

		89,297

Machinery - General Industrial — 0.2%
Beijer Ref AB	306	9,102
Bucher Industries AG	170	49,083
Conzzeta AG	30	26,462
Hexagon AB, Class B†	1,476	81,468
Otis Worldwide Corp.	555	29,221
SIG Combibloc Group AG	2,030	34,038
Valmet Oyj†	1,461	38,091

		267,465

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.	800	62,281

Machinery - Pumps — 0.0%
Curtiss-Wright Corp.	30	3,009
Ingersoll Rand, Inc.†	302	8,516
Interpump Group SpA	1,379	41,334

		52,859

Medical Information Systems — 0.0%
Cerner Corp.	35	2,552

Medical Instruments — 0.2%
Ambu A/S, Class B	1,843	61,527
Edwards Lifesciences Corp.†	112	25,169
Elekta AB, Series B	3,492	36,980
Getinge AB, Class B†	698	12,924
Shimadzu Corp.	1,000	27,081
Tecan Group AG	241	84,447
Topcon Corp.	600	5,272

		253,400

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.0%
Evotec SE†	1,446	$38,742

Medical Products — 0.1%
Abbott Laboratories	285	27,052
Arjo AB, Class B	428	2,421
GN Store Nord A/S	1,373	74,328
Henry Schein, Inc.†	249	15,119
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,300	50,812
Terumo Corp.	500	19,654

		189,386

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	20	4,594
Argenx SE† (NYSE)	293	62,616
Argenx SE† (Euronext Brussels)	71	15,093
Biogen, Inc.†	35	10,748
Idorsia, Ltd.†	1,345	41,117
Illumina, Inc.†	10	3,630
JCR Pharmaceuticals Co., Ltd.†	200	22,986
MorphoSys AG†	437	56,553
Regeneron Pharmaceuticals, Inc.†	3	1,838
Samsung Biologics Co, Ltd.†*	160	80,535
Swedish Orphan Biovitrum AB†	1,923	41,989
Vertex Pharmaceuticals, Inc.†	77	22,173

		363,872

Medical - Drugs — 0.4%
ALK-Abello A/S†	44	11,739
Daiichi Sankyo Co., Ltd.	500	46,842
Eli Lilly & Co.	60	9,177
Fagron	1,138	27,215
Hanmi Pharm Co., Ltd.	94	18,032
Helixmith Co., Ltd.†	255	12,923
Huadong Medicine Co., Ltd., Class A	31,700	100,663
Hubei Jumpcan Pharmaceutical Co., Ltd.	15,100	46,476
Jiangsu Hengrui Medicine Co., Ltd.†	7,200	79,378
Merck & Co., Inc.	133	10,736
Otsuka Holdings Co., Ltd.	400	18,076
Pfizer, Inc.	205	7,829
Santen Pharmaceutical Co., Ltd.	2,400	44,340
Siegfried Holding AG†	109	45,329
Zoetis, Inc.	29	4,042

		482,797

Medical - Generic Drugs — 0.2%
Celltrion Healthcare Co., Ltd.†	551	40,514
Celltrion, Inc.†	903	156,181

		196,695

Medical - HMO — 0.0%
Humana, Inc.	51	20,943
UnitedHealth Group, Inc.	117	35,668

		56,611

Medical - Hospitals — 0.0%
Universal Health Services, Inc., Class B	81	8,541

Medical - Nursing Homes — 0.1%
Korian SA#	685	24,702
Orpea	407	47,862

		72,564

Medical - Outpatient/Home Medical — 0.0%
Chemed Corp.	17	8,135

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.1%
Amplifon SpA†	947	$26,378
Galenica AG*	959	71,053
Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	10,400	46,694

		144,125

Metal Processors & Fabrication — 0.1%
Aurubis AG	1,106	64,069
VAT Group AG*	501	90,715

		154,784

Metal Products - Fasteners — 0.0%
SFS Group AG	222	20,089

Metal - Aluminum — 0.0%
Arconic Corp.†	48	695

Miscellaneous Manufacturing — 0.1%
China Railway Signal & Communication Corp., Ltd.†*	67,000	29,618
Stadler Rail AG#	357	15,122
Towa Corp.	700	7,285
Zhuzhou CRRC Times Electric Co., Ltd.	24,900	64,548

		116,573

Multimedia — 0.2%
Nordic Entertainment Group AB, Class B†	1,627	49,056
Walt Disney Co.	2,230	261,579

		310,635

Networking Products — 0.5%
Arista Networks, Inc.†	339	79,143
Cisco Systems, Inc.	9,045	432,532
LogMeIn, Inc.	1,006	85,409

		597,084

Non - Ferrous Metals — 0.0%
Korea Zinc Co., Ltd.	93	28,445

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	320	27,347
Waste Connections, Inc.	370	34,795
Waste Management, Inc.	600	64,050

		126,192

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	199	52,003

Office Supplies & Forms — 0.0%
Societe BIC SA	404	21,528

Oil Companies - Exploration & Production — 1.4%
Apache Corp.#	9,830	106,066
Cabot Oil & Gas Corp.	1,070	21,229
Cimarex Energy Co.	4,565	119,968
Concho Resources, Inc.	2,260	123,215
ConocoPhillips	3,900	164,502
Continental Resources, Inc.#	7,971	97,485
Devon Energy Corp.	830	8,972
Diamondback Energy, Inc.	2,680	114,115
EOG Resources, Inc.	2,960	150,871
Hess Corp.	2,720	129,119
Inpex Corp.	1,500	10,474
Marathon Oil Corp.	19,660	104,984
Noble Energy, Inc.	12,610	110,085
Occidental Petroleum Corp.	7,980	103,341
Parsley Energy, Inc., Class A	12,290	112,331
PDC Energy, Inc.†	9,193	111,971
Pioneer Natural Resources Co.	1,430	130,988
WPX Energy, Inc.†	19,291	109,380

		1,829,096

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 0.5%
Chevron Corp.	2,254	$206,692
China Petroleum & Chemical Corp., Class A†	43,900	25,445
Exxon Mobil Corp.	5,030	228,714
Murphy Oil Corp.#	10,410	124,400

		585,251

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	360	11,322
Hyundai Heavy Industries Holdings Co., Ltd.	117	25,659
Marathon Petroleum Corp.	750	26,355
Phillips 66	540	42,260
S-Oil Corp.	477	27,317
SK Holdings Co., Ltd.	360	69,722
SK Innovation Co., Ltd.	548	52,651
Valero Energy Corp.	370	24,657

		279,943

Oil - Field Services — 0.1%
Baker Hughes Co.	830	13,703
Halliburton Co.	1,350	15,863
Saipem SpA	10,791	25,711
SBM Offshore NV	2,212	30,364
Schlumberger, Ltd.	1,720	31,768
TechnipFMC PLC	760	5,624
TGS NOPEC Geophysical Co. ASA	3,805	54,480

		177,513

Paper & Related Products — 0.1%
BillerudKorsnas AB	2,427	33,170
Holmen AB†	1,215	40,022
Svenska Cellulosa AB SCA, Class B†	6,436	80,625

		153,817

Pastoral & Agricultural — 0.2%
Guangdong Haid Group Co., Ltd., Class A	33,300	225,848
Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	36,900	73,434

		299,282

Petrochemicals — 0.1%
LG Chem, Ltd.	466	147,508
Lotte Chemical Corp.	193	29,407

		176,915

Pharmacy Services — 0.0%
CVS Health Corp.	237	15,540

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	1,265	126,199

Real Estate Investment Trusts — 0.9%
Aedifica SA	543	58,145
Alstria Office REIT-AG	4,427	64,440
American Tower Corp.	730	188,464
AvalonBay Communities, Inc.	220	34,322
Boston Properties, Inc.	268	23,043
Crown Castle International Corp.	680	117,069
Digital Realty Trust, Inc.	320	45,939
Equinix, Inc.	121	84,413
Equity Residential	666	40,333
Essex Property Trust, Inc.	90	21,849
Highwoods Properties, Inc.	25	957
Inmobiliaria Colonial Socimi SA	4,215	38,233
Life Storage, Inc.	18	1,755
Omega Healthcare Investors, Inc.	7	218
Prologis, Inc.	1,010	92,415
Public Storage	277	56,159
Realty Income Corp.	510	28,208

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
SBA Communications Corp.	171	$53,716
Simon Property Group, Inc.	644	37,159
Ventas, Inc.	600	20,970
Warehouses De Pauw CVA	1,659	43,841
Welltower, Inc.	690	34,962
Weyerhaeuser Co.	1,240	25,036

		1,111,646

Real Estate Management/Services — 0.2%
Entra ASA*	4,046	55,031
Fabege AB	2,149	26,110
Fastighets AB Balder, Class B†	793	32,528
Hufvudstaden AB, Class A	1,551	20,004
Kungsleden AB	6,645	48,369
Wallenstam AB	1,200	13,874
Wihlborgs Fastigheter AB	3,751	60,486

		256,402

Real Estate Operations & Development — 0.4%
CA Immobilien Anlagen AG	1,171	39,513
Castellum AB	1,595	29,973
China Vanke Co., Ltd., Class A†	32,900	118,500
Grand City Properties SA	2,122	48,099
IMMOFINANZ AG	1,539	28,863
LEG Immobilien AG	550	68,591
Mitsui Fudosan Co., Ltd.	2,600	50,101
Nexity SA	1,914	58,717
TAG Immobilien AG	1,974	45,877

		488,234

Recreational Vehicles — 0.0%
Dometic Group AB†*	4,581	40,292

Recycling — 0.0%
Tomra Systems ASA	1,367	49,318

Respiratory Products — 0.0%
ResMed, Inc.	59	9,488

Retail - Apparel/Shoe — 0.1%
Burlington Stores, Inc.†	21	4,403
HUGO BOSS AG	1,542	41,866
Lululemon Athletica, Inc.†	140	42,014
Ross Stores, Inc.	500	48,480

		136,763

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	34	39,027
O’Reilly Automotive, Inc.†	112	46,731

		85,758

Retail - Building Products — 0.5%
Home Depot, Inc.	1,646	408,998
Lowe’s Cos., Inc.	1,058	137,910
Nitori Holdings Co., Ltd.	300	54,413

		601,321

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	56	4,373

Retail - Discount — 0.2%
Costco Wholesale Corp.	5	1,542
Dollar General Corp.	337	64,539
Dollar Tree, Inc.†	320	31,318
E-MART Inc.	256	23,520
Target Corp.	724	88,567
Uniform Mtg. Backed Securities	2,100	42,334

		251,820

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.0%
Kusuri no Aoki Holdings Co., Ltd.	100	$8,245

Retail - Jewelry — 0.1%
Lao Feng Xiang Co., Ltd., Class A	24,600	160,716

Retail - Major Department Stores — 0.1%
Shinsegae, Inc.	85	16,875
TJX Cos., Inc.	1,750	92,330

		109,205

Retail - Misc./Diversified — 0.0%
Hotel Shilla Co., Ltd.	339	21,801

Retail - Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	30	30,117
Domino’s Pizza, Inc.	5	1,929
McDonald’s Corp.	1,081	201,412
Starbucks Corp.	1,680	131,023
Yum! Brands, Inc.	410	36,790

		401,271

Rubber - Tires — 0.0%
Hankook Tire & Technology Co., Ltd.	962	18,275

Rubber/Plastic Products — 0.0%
Hexpol AB†	6,250	46,887

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	2,934	33,594

Security Services — 0.0%
Loomis AB, Series B†	1,167	29,407

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	1,063	120,066
Maxim Integrated Products, Inc.	827	47,701
NXP Semiconductors NV	1,502	144,342
QUALCOMM, Inc.	3,050	246,684
Renesas Electronics Corp.†#	9,700	50,449

		609,242

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	1,434	80,562
ASM International NV	454	53,079
ASM Pacific Technology, Ltd.	4,800	43,823
BE Semiconductor Industries NV	1,205	46,189
KLA Corp.	180	31,673
Lam Research Corp.	207	56,650
Siltronic AG	355	34,715
Teradyne, Inc.	645	43,228

		389,919

Shipbuilding — 0.1%
HLB, Inc.†	327	29,944
Huntington Ingalls Industries, Inc.	7	1,399
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	406	29,888
Samsung Heavy Industries Co., Ltd.†	5,242	20,461

		81,692

Software Tools — 0.2%
VMware, Inc., Class A†	1,628	254,408

Steel - Producers — 0.2%
Baoshan Iron & Steel Co., Ltd., Class A	183,800	125,915
Hyundai Steel Co.	980	17,354
POSCO	742	108,728
Reliance Steel & Aluminum Co.	93	9,021
SSAB AB, Class B†	14,392	35,211

		296,229

Security Description	Shares	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	1,050	$23,929

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	2,757	66,885

Telephone - Integrated — 0.6%
AT&T, Inc.	9,630	297,182
Freenet AG†	2,679	45,903
KDDI Corp.	800	23,296
Nippon Telegraph & Telephone Corp.	3,600	81,509
SoftBank Group Corp.	800	35,932
Verizon Communications, Inc.	5,450	312,721

		796,543

Television — 0.1%
ION Media Networks, Inc.†(1)(2)	18	10,851
ProSiebenSat.1 Media SE	8,756	112,122

		122,973

Theaters — 0.0%
CTS Eventim AG & Co. KGaA†	955	43,384

Tobacco — 0.1%
Altria Group, Inc.	348	13,589
KT&G Corp.	1,236	83,861

		97,450

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc.	200	25,090

Transactional Software — 0.1%
SimCorp A/S	607	66,964

Transport - Marine — 0.0%
Euronav NV	4,006	40,041

Transport - Rail — 0.3%
Central Japan Railway Co.	100	17,127
CSX Corp.	1,352	96,776
Kansas City Southern	95	14,299
Norfolk Southern Corp.	350	62,402
Tokyu Corp.	1,300	20,621
Union Pacific Corp.	900	152,874

		364,099

Transport - Services — 0.1%
C.H. Robinson Worldwide, Inc.	37	3,002
FedEx Corp.	340	44,391
Sankyu, Inc.	600	24,500
United Parcel Service, Inc., Class B	1,000	99,710

		171,603

Transport - Truck — 0.0%
Hyundai Glovis Co., Ltd.	216	19,766
XPO Logistics, Inc.†	67	5,280

		25,046

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	400	11,101

Web Hosting/Design — 0.3%
GoDaddy, Inc., Class A†	1,236	95,481
Shopify, Inc., Class A†	409	309,940
VeriSign, Inc.†	120	26,281

		431,702

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	398	570,541
Alphabet, Inc., Class C†	414	591,573
Baidu, Inc. ADR†	1,171	124,770

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares Principal Amount(8)	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP (continued)
NAVER Corp.	2,216	$405,578
United Internet AG	1,791	72,317

		1,764,779

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	227	30,720
Samsung SDI Co., Ltd.	519	150,976

		181,696

Total Common Stocks
(cost $57,885,711)		61,762,606

EXCHANGE - TRADED FUNDS — 3.0%
iShares MSCI Europe Small-Cap ETF	3,900	179,400
iShares Russell 1000 Growth ETF#	107	19,722
VanEck Vectors Gold Miners ETF	106,000	3,637,920

Total Exchange-Traded Funds
(cost $3,138,388)		3,837,042

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(3)	$38,000	38,522

Finance - Other Services — 0.2%
China Huadian Overseas Development Management Co., Ltd. 4.00% due 05/29/2024(3)	200,000	202,047

Insurance - Life/Health — 0.4%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(3)	200,000	211,500
Nippon Life Insurance Co. 3.40% due 01/23/2050	200,000	204,144
Prudential Financial, Inc. 5.63% due 06/15/2043	27,000	27,954
Prudential Financial, Inc. 5.70% due 09/15/2048	20,000	21,516

		465,114

Insurance - Multi-line — 0.0%
Voya Financial, Inc. 4.70% due 01/23/2048	33,000	30,030

Insurance - Property/Casualty — 0.2%
Mitsui Sumitomo Insurance Co., Ltd. 4.95% due 03/06/2029(3)	200,000	223,000

Metal - Diversified — 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 12/31/09/11/2024(3)	200,000	196,052

Pipelines — 0.1%
Enbridge, Inc. 5.50% due 07/15/2077	60,000	55,309
Enterprise Products Operating LLC 4.88% due 08/16/2077	33,000	28,883
Enterprise Products Operating LLC 5.25% due 08/16/2077	24,000	21,624

		105,816

Total Preferred Securities/Capital Securities
(cost $1,234,763)		1,260,581

RIGHTS — 0.0%
Real Estate Operations & Development — 0.0%
BUWOG AG†#(1) (cost $0)	1,461	0

Security Description	Principal Amount(8)	Value (Note 2)

ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Bain Capital Credit CLO, Limit Bcc 2020 2a C 144a*(4) 1.00% due 07/19/2031	$400,000	$400,000
Bain Capital Credit CLO, Limit Bcc 2020 2a D 144a*(4) 1.00% due 07/19/2031	250,000	245,000
Voya CLO, Ltd. CLO FRS Series 2015-1A, Class BR 2.84% (3 ML+1.70%) due 01/18/2029*(4)	250,000	233,125

Total Asset Backed Securities
(cost $878,125)		878,125

U.S. CORPORATE BONDS & NOTES — 14.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	29,000	31,421

Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	28,000	28,671

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	135,000	176,791

Auto - Cars/Light Trucks — 0.4%
American Honda Finance Corp. FRS Senior Notes 1.42% (3 ML+0.28%) due 10/19/2020	240,000	240,000
Ford Motor Co.# Senior Notes 9.63% due 04/22/2030	18,000	19,980
Toyota Motor Credit Corp. FRS Senior Notes 1.59% (3 ML+0.28%) due 04/13/2021	190,000	190,019

		449,999

Banks - Commercial — 0.3%
PNC Bank NA FRS Senior Notes 1.35% (3 ML+0.25%) due 01/22/2021	370,000	370,413

Banks - Super Regional — 0.4%
Wells Fargo & Co. FRS Senior Notes 2.01% (3 ML+1.01%) due 12/07/2020	215,000	215,778
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	34,000	34,475
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	130,000	169,894
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	28,000	37,012

		457,159

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co. Senior Notes 2.60% due 06/01/2050	48,000	47,461

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Non - alcoholic (continued)
Coca-Cola Co. Senior Bonds 2.75% due 06/01/2060	$48,000	$46,849
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	61,000	66,538
Keurig Dr Pepper, Inc. Company Guar. Bonds 4.50% due 11/15/2045	80,000	95,848
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	24,000	30,225
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	154,000	162,044

		448,965

Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	353,000	408,688
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	64,000	71,283
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	32,000	33,124

		513,095

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	49,000	52,487

Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	70,000	66,685

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	88,000	78,253
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	28,000	24,860

		103,113

Building Products - Cement — 0.0%
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	27,000	28,115

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051	40,000	38,340
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	41,000	45,660
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	63,000	82,507

Security Description	Principal Amount(8)	Value (Note 2)

Cable/Satellite TV (continued)
Comcast Corp. FRS Company Guar. Notes 1.87% (3 ML+0.44%) due 10/01/2021	$205,000	$205,601
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	7,000	7,510
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	29,000	33,099
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	14,000	16,341
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	54,000	63,815
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	116,000	144,270
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	32,000	40,872

		678,015

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	72,000	77,921
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	19,000	20,984

		98,905

Chemicals - Diversified — 0.0%
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	16,000	17,007

Chemicals - Specialty — 0.0%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	53,000	53,862

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	17,000	17,854

Computer Services — 0.4%
IBM Corp. FRS Senior Notes 0.83% (3 ML+0.40%) due 05/13/2021	310,000	310,971
International Business Machines Corp.# Senior Notes 4.70% due 02/19/2046	100,000	132,081
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	44,000	48,959

		492,011

Computers — 0.1%
Apple, Inc. Senior Notes 2.65% due 05/11/2050	40,000	41,305

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	$22,000	$25,113
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	58,000	70,330
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	5,000	5,970

		142,718

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.20% due 07/30/2046	31,000	34,669

Containers - Paper/Plastic — 0.0%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	39,000	39,579

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	23,000	27,950

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	27,000	27,654

Diversified Banking Institutions — 1.7%
Bank of America Corp. FRS Senior Notes 2.02% (3 ML + 1.00%) due 04/24/2023	290,000	288,899
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	23,000	25,415
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	172,000	203,715
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	127,000	173,267
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	142,000	176,209
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	28,000	33,628
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	56,000	71,187
Goldman Sachs Group, Inc. FRS Senior Notes 2.10% (3 ML+1.11%) due 04/26/2022	370,000	370,377
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	59,000	65,295
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	146,000	168,198

Security Description	Principal Amount(8)	Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$62,000	$86,544
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	17,000	17,541
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	76,000	76,721
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	80,000	91,543
JPMorgan Chase & Co. Senior Notes 4.49% due 03/24/2031	9,000	10,693
JPMorgan Chase & Co. Senior Notes 5.50% due 10/15/2040	115,000	158,580
Morgan Stanley Senior Notes 3.62% due 04/01/2031	23,000	25,560
Morgan Stanley Senior Notes 3.97% due 07/22/2038	79,000	90,288

		2,133,660

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.35% due 05/01/2050	35,000	34,181
Parker-Hannifin Corp. Senior Notes 4.00% due 06/14/2049	74,000	83,584

		117,765

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	37,000	45,476

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	24,000	32,508

Electric - Distribution — 0.0%
Oklahoma Gas & Electric Co. Senior Notes 3.85% due 08/15/2047	3,000	3,269

Electric - Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	42,000	47,423

Electric - Integrated — 1.2%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	35,000	40,923
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	36,000	45,255
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	45,000	45,242

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 4.25% due 02/01/2049	$31,000	$38,368
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	20,000	25,397
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	25,000	29,327
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	11,000	15,413
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	19,000	22,285
DTE Electric Co. 1st Mtg. Bonds 2.95% due 03/01/2050	44,000	45,693
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	76,000	91,687
DTE Electric Co. General Refunding Mtg. 4.05% due 05/15/2048	18,000	22,194
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.75% due 06/01/2045	88,000	101,790
Duke Energy Indiana LLC 1st Mtg. Notes 3.25% due 10/01/2049	74,000	80,425
Duke Energy Ohio, Inc. 1st Mtg. Bonds 2.13% due 06/01/2030	19,000	19,511
Entergy Corp. Senior Notes 3.75% due 06/15/2050	20,000	21,806
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	89,000	106,096
Evergy Kansas Central, Inc. 1st Mtg. Bonds 3.45% due 04/15/2050	60,000	65,658
Exelon Corp. Senior Notes 4.70% due 04/15/2050	33,000	41,700
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	58,000	85,175
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	42,000	48,602
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	31,000	33,046
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	18,000	18,838
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	49,000	53,514
PacifiCorp 1st Mtg. Notes 3.30% due 03/15/2051	35,000	38,042

Security Description	Principal Amount(8)	Value (Note 2)

Electric - Integrated (continued)
PacifiCorp 1st Mtg. Notes 4.15% due 02/15/2050	$73,000	$90,482
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	35,000	37,318
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	75,000	75,611
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	24,000	29,410
Public Service Electric & Gas Co. 1st. Mtg. Notes 3.20% due 08/01/2049	29,000	32,090
Puget Sound Energy, Inc. 1st. Mtg. Notes 4.22% due 06/15/2048	72,000	88,489
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	67,000	70,565

		1,559,952

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Bonds 3.80% due 06/15/2049	44,000	51,628

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	35,000	36,649
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	22,000	24,399
Intel Corp. Senior Notes 3.10% due 02/15/2060	73,000	77,345
Intel Corp. Senior Notes 3.90% due 03/25/2030	27,000	32,318
NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	23,000	26,209
NVIDIA Corp. Senior Notes 3.70% due 04/01/2060	44,000	52,038

		248,958

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	71,000	77,460

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.85% due 07/15/2036	76,000	88,066
Oracle Corp. Senior Notes 4.00% due 11/15/2047	48,000	56,353

		144,419

Finance - Commercial — 0.0%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	40,000	41,463

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card — 0.4%
American Express Co. FRS Senior Notes 0.91% (3 ML + 0.53%) due 05/17/2021	$300,000	$300,445
Mastercard, Inc. Senior Notes 3.80% due 11/21/2046	72,000	89,652
Mastercard, Inc. Senior Notes 3.85% due 03/26/2050	17,000	21,730
Visa, Inc. Senior Notes 3.65% due 09/15/2047	38,000	47,133

		458,960

Finance - Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	26,000	26,342

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	20,000	21,016

Food - Misc./Diversified — 0.2%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	41,000	40,658
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	84,000	111,611
Mars, Inc. Company Guar. Notes 3.88% due 04/01/2039*	102,000	119,457

		271,726

Food - Retail — 0.0%
Kroger Co. Senior Notes 3.95% due 01/15/2050	19,000	21,356

Food - Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	58,000	75,183

Gas - Distribution — 0.2%
Brooklyn Union Gas Co. Senior Notes 4.49% due 03/04/2049*	6,000	7,330
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	45,000	50,698
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	41,000	54,956
ONE Gas, Inc. Senior Notes 4.50% due 11/01/2048	72,000	88,470

		201,454

Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	36,000	37,363

Security Description	Principal Amount(8)	Value (Note 2)

Insurance Brokers — 0.1%
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	$61,000	$65,218
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	28,000	34,610

		99,828

Insurance - Life/Health — 0.3%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	104,000	90,967
Prudential Financial, Inc. Senior Notes 3.00% due 03/10/2040	29,000	29,004
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	98,000	128,974
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	94,000	110,721

		359,666

Insurance - Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	15,000	14,347

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	14,000	14,162
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	43,000	46,163
New York Life Insurance Co. Sub. Notes 3.75% due 05/15/2050*	31,000	34,882
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	74,000	90,635
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	74,000	80,290

		266,132

Insurance - Property/Casualty — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	2,000	2,336
Progressive Corp. Senior Notes 3.95% due 03/26/2050	14,000	17,596
Progressive Corp. Senior Notes 4.20% due 03/15/2048	103,000	133,288

		153,220

Insurance - Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	121,000	151,861

Machinery - Construction & Mining — 0.0%
Caterpillar, Inc. Senior Bonds 3.25% due 09/19/2049	44,000	48,778

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 0.1%
Deere & Co. Senior Notes 3.75% due 04/15/2050	$94,000	$113,768

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	48,000	57,915

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	112,000	118,073
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	35,000	37,600
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	46,287
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	49,000	65,886
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	26,000	25,383

		293,229

Medical - Drugs — 0.5%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	79,000	88,224
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	101,000	116,031
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	30,000	35,428
Bristol-Myers Squibb Co. FRS Senior Notes 0.59% (3 ML + 0.20%) due 11/16/2020*	233,000	233,123
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049*	102,000	134,385
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	15,000	20,063
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	39,000	39,513
Pfizer, Inc. Senior Notes 2.63% due 04/01/2030	9,000	9,835
Wyeth Company Guar. Notes 5.95% due 04/01/2037	14,000	20,346

		696,948

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	48,000	55,205

Medical - HMO — 0.2%
Humana, Inc. Senior Notes 4.88% due 04/01/2030	74,000	91,398

Security Description	Principal Amount(8)	Value (Note 2)

Medical - HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	$28,000	$29,428
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	74,000	94,212

		215,038

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	12,000	12,721
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	53,000	58,570

		71,291

Metal - Copper — 0.0%
Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	35,000	37,298

Multimedia — 0.4%
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	65,000	70,527
Walt Disney Co. FRS Company Guar. Notes 0.60% (3 ML + 0.25%) due 09/01/2021	345,000	344,149
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	58,000	63,771
Walt Disney Co. Company Guar. Notes 3.80% due 05/13/2060	16,000	18,248

		496,695

Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	22,000	21,955

Oil Companies - Exploration & Production — 0.2%
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	16,000	18,932
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	50,000	65,152
Hess Corp. Senior Notes 7.13% due 03/15/2033	61,000	66,355
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	27,000	23,297
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	115,000	101,917

		275,653

Oil Companies - Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	161,000	157,389

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	$48,000	$45,676

Oil - Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	18,000	20,323
Halliburton Co. Senior Notes 2.92% due 03/01/2030	44,000	40,881

		61,204

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	84,000	87,546
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	48,000	49,102

		136,648

Pharmacy Services — 0.6%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	18,000	22,512
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	68,000	89,244
CVS Health Corp. FRS Senior Notes 1.72% (3 ML + 0.72%) due 03/09/2021	370,000	370,575
CVS Health Corp Senior Notes 4.13% due 04/01/2040	14,000	16,175
CVS Health Corp Senior Notes 4.25% due 04/01/2050	22,000	25,838
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	28,000	34,182
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	129,000	165,454

		723,980

Pipelines — 0.3%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	30,000	29,840
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	17,000	17,985
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	23,000	21,760
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	23,000	24,241
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	25,000	26,198
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	39,000	42,326

Security Description	Principal Amount(8)	Value (Note 2)

Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	$10,000	$11,421
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	44,000	39,650
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	18,000	21,283
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	14,000	15,354
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	30,000	29,539
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	34,000	39,643
Williams Partners LP Senior Notes 5.40% due 03/04/2044	86,000	94,723

		413,963

Real Estate Investment Trusts — 0.2%
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	30,000	35,008
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	48,000	62,994
Prologis LP Senior Notes 3.00% due 04/15/2050	46,000	46,192
Simon Property Group LP Senior Notes 3.25% due 09/13/2049	132,000	107,033

		251,227

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	45,000	56,251

Retail - Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	18,000	18,750

Retail - Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	53,000	60,035
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	39,000	50,096
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	34,000	45,019
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	73,000	83,809

		238,959

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Discount — 0.1%
Target Corp. Senior Notes 3.63% due 04/15/2046	$48,000	$57,709
Walmart, Inc. FRS Senior Notes 1.43% (3 ML+0.23%) due 06/23/2021	105,000	105,208

		162,917

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	98,000	95,227

Retail - Restaurants — 0.1%
McDonald’s Corp. FRS Senior Notes 1.32% (3 ML+0.43%) due 10/28/2021	55,000	54,928
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	26,000	28,329
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	25,000	29,743
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	26,000	31,777

		144,777

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	36,000	38,995

Software Tools — 0.0%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	43,000	46,973

Steel - Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	14,000	14,245
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	56,000	55,326

		69,571

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	132,000	150,891

Telephone - Integrated — 1.0%
AT&T, Inc. FRS Senior Notes 2.17% (3 ML+0.95%) due 07/15/2021	375,000	377,089
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	37,000	41,630
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	35,000	39,681
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	88,000	102,424

Security Description	Principal Amount(8)	Value (Note 2)

Telephone - Integrated (continued)
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	$46,000	$53,047
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	142,000	162,899
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	74,000	86,879
AT&T, Inc. Senior Notes 5.35% due 12/15/2043	35,000	42,487
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	22,000	24,401
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	9,000	11,008
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	21,000	25,492
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	44,000	54,080
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	237,000	318,177

		1,339,294

Television — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	33,425
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	16,000	17,628
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	39,000	40,122

		91,175

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 4.85% due 11/15/2048	31,000	41,182
Stanley Black & Decker, Inc. Company Guar. Notes 5.20% due 09/01/2040	13,000	16,671

		57,853

Transport - Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	24,000	28,921
Burlington Northern Santa Fe LLC Senior Notes 4.45% due 03/15/2043	121,000	149,447
CSX Corp. Senior Notes 3.80% due 04/15/2050	44,000	51,182
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	33,000	34,378
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	60,000	63,786

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail (continued)
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	$72,000	$90,131
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	74,000	89,001

		506,846

Transport - Services — 0.0%
United Parcel Service, Inc. Senior Notes 5.30% due 04/01/2050	18,000	25,470

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	67,000	67,172

Water — 0.0%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	13,000	14,285
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	27,000	27,511

		41,796

Total U.S. Corporate Bonds & Notes
(cost $17,870,279)		18,346,350

FOREIGN CORPORATE BONDS & NOTES — 9.1%
Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	43,000	46,973
Yara International ASA Senior Notes 3.15% due 06/04/2030*	19,000	19,257

		66,230

Banks - Commercial — 0.9%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	200,000	205,871
Bangkok Bank PCL Senior Notes 4.45% due 09/19/2028	200,000	220,627
First Abu Dhabi Bank PJSC Senior Notes 3.00% due 03/30/2022	200,000	205,000
Sumitomo Mitsui Banking Corp. FRS Company Guar. Notes 1.55% (3 ML+0.37%) due 10/16/2020	375,000	375,533
Toronto-Dominion Bank FRS Senior Notes 1.20% (3 ML+0.43%) due 06/11/2021	143,000	143,161

		1,150,192

Banks - Special Purpose — 0.2%
Korea Development Bank Senior Notes 3.00% due 01/13/2026	200,000	217,368

Security Description	Principal Amount(8)	Value (Note 2)

Cellular Telecom — 0.4%
America Movil SAB de CV Senior Notes 4.38% due 04/22/2049	$200,000	$236,400
Turkcell Iletisim Hizmetleri AS Senior Notes 5.80% due 04/11/2028	200,000	188,960
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	21,000	26,106
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	64,000	83,123

		534,589

Chemicals - Diversified — 0.2%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024	200,000	204,642

Chemicals - Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	25,000	23,672

Coal — 0.3%
Adaro Indonesia PT Company Guar. Notes 4.25% due 10/31/2024	250,000	226,875
Indika Energy Capital III Pte, Ltd. Senior Sec. Notes 5.88% due 11/09/2024	200,000	169,112

		395,987

Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	122,000	133,091

Diversified Banking Institutions — 1.3%
HSBC Holdings PLC FRS Senior Notes 2.02% (3 ML+1.66%) due 05/25/2021	200,000	201,693
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	200,000	236,241
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	204,968
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.20% due 07/18/2029	200,000	215,423
Mizuho Financial Group, Inc. Senior Notes 2.72% due 07/16/2023	200,000	205,210
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	200,000	208,608
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	200,000	206,557
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	200,000	199,426

		1,678,126

23

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	$200,000	$199,835

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.50% due 03/21/2049	72,000	82,929
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.30% due 09/15/2046*	250,000	275,866

		358,795

Diversified Minerals — 0.0%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	29,000	30,003
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	21,000	21,186

		51,189

Electric - Distribution — 0.2%
State Grid Overseas Investment 2016, Ltd. Company Guar. Notes 4.25% due 05/02/2028	200,000	231,265

Electric - Generation — 0.5%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	200,000	249,560
Korea East-West Power Co., Ltd. Senior Notes 1.75% due 05/06/2025*	200,000	206,140
Three Gorges Finance I Cayman Islands, Ltd. Company Guar. Notes 2.30% due 10/16/2024	200,000	204,404

		660,104

Electric - Integrated — 0.3%
Korea Electric Power Corp. Senior Notes 2.50% due 06/24/2024	200,000	210,763
Orazul Energy Egenor SCA Company Guar. Notes 5.63% due 04/28/2027	200,000	197,250

		408,013

Electronic Components - Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*	18,000	18,557

Energy - Alternate Sources — 0.1%
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	200,000	194,614

Gold Mining — 0.0%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*	16,000	17,269

Independent Power Producers — 0.3%
Cometa Energia SA de CV Senior Sec. Notes 6.38% due 04/24/2035	190,000	187,815

Security Description	Principal Amount(8)	Value (Note 2)

Independent Power Producers (continued)
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	$200,000	$204,010

		391,825

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	32,000	34,597
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	48,000	50,133

		84,730

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	43,000	44,246

Machinery - Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	27,000	26,515

Multimedia — 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	200,000	172,200

Oil Companies - Exploration & Production — 1.0%
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041	200,000	282,005
Korea National Oil Corp. Senior Notes 3.25% due 10/01/2025	200,000	215,661
PTTEP Treasury Center Co., Ltd. Company Guar. Notes 3.90% due 12/06/2059	200,000	197,489
Sinopec Group Overseas Development 2017, Ltd. Company Guar. Notes 4.25% due 04/12/2047	200,000	232,935
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026	200,000	201,366
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025	200,000	112,500

		1,241,956

Oil Companies - Integrated — 1.0%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	30,000	31,200
Equinor ASA Company Guar. Notes 2.38% due 05/22/2030	40,000	41,269
Equinor ASA Company Guar. Bonds 3.25% due 11/18/2049	44,000	46,416
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	27,000	30,393
Pertamina Persero PT Senior Notes 4.30% due 05/20/2023	200,000	207,992

24

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
Petro-Canada Senior Notes 5.95% due 05/15/2035	$22,000	$25,451
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	200,000	200,710
Petronas Capital, Ltd. Company Guar. Notes 4.55% due 04/21/2050*	200,000	241,737
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029	200,000	212,425
Shell International Finance BV Company Guar. Notes 3.63% due 08/21/2042	9,000	10,075
Shell International Finance BV Company Guar. Notes 4.00% due 05/10/2046	134,000	156,047
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	42,000	45,376

		1,249,091

Real Estate Operations & Development — 0.5%
Country Garden Holdings Co., Ltd. Senior Sec. Notes 7.25% due 04/08/2026	200,000	214,859
Sun Hung Kai Properties Capital Market, Ltd. Company Guar. Notes 3.75% due 02/25/2029	200,000	216,961
Yuzhou Properties Co., Ltd. Senior Sec. Notes 8.50% due 02/26/2024	200,000	196,000

		627,820

Retail - Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	36,000	34,140

SupraNational Banks — 0.1%
Inter-American Development Bank Senior Notes 4.38% due 01/24/2044	54,000	82,763

Telephone - Integrated — 0.4%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	150,000	162,400
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	35,000	42,483
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	171,477
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	150,000	182,268

		558,628

Transport - Marine — 0.3%
PSA Treasury Pte, Ltd. Company Guar. Notes 2.13% due 09/05/2029	400,000	416,128

Security Description	Shares/ Principal Amount(8)	Value (Note 2)

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	$23,000	$34,602

Web Portals/ISP — 0.2%
Baidu, Inc. Senior Notes 3.08% due 04/07/2025	200,000	208,183

Total Foreign Corporate Bonds & Notes
(cost $11,527,468)		11,716,365

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
United Mexican States Senior Bonds 4.75% due 03/08/2044	41,000	42,804
United Mexican States Senior Notes 8.50% due 05/31/2029	MXN 47,000,000	2,456,137

Total Foreign Government Obligations
(cost $2,496,098)		2,498,941

U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Bonds — 0.2%
United States Treasury Bonds 2.38% due 11/15/2049 (cost $238,907)	191,000	236,079

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(1)†	45,000	4
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	493
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(1)†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(1)†	69,000	7

Total Escrows And Litigation Trusts
(cost $0)		511

Total Long-Term Investment Securities
(cost $95,269,739)		100,536,600

SHORT-TERM INVESTMENT SECURITIES — 16.5%
Registered Investment Companies — 14.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(7)	18,596,370	18,596,370
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(5)(7)	337,214	337,214

		18,933,584

25

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(8)	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 1.8%
United States Treasury Bills 0.25% due 06/04/2020(6)	$55,000	$55,000
0.34% due 06/04/2020(6)	355,000	354,997
0.40% due 06/04/2020(6)	190,000	189,998
0.92% due 06/04/2020(6)	310,000	309,998
1.46% due 06/04/2020(6)	1,230,000	1,229,990
1.49% due 06/04/2020(6)	110,000	109,999

		2,249,982

Total Short-Term Investment Securities
(cost $21,183,380)		21,183,566

TOTAL INVESTMENTS
(cost $116,453,119)(9)	94.6%	121,720,166
Other assets less liabilities	5.4	6,909,330

NET ASSETS	100.0%	$128,629,496

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $5,625,286 representing 4.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	3/5/2014	18	$0	$10,851	602.83	0.01%

(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Collateralized Loan Obligation
(5)

At May 31, 2020, the Fund had loaned securities with a total value of $790,057. This was secured by collateral of $337,214, which was received in cash and subsequently invested in short-term investments currently valued at $337,214 as reported in the Portfolio of Investments. Additional collateral of $489,617 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	$14,121
United States Treasury Notes/Bonds	0.13% to 8.13%	06/15/2020 to 11/15/2049	475,496

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of May 31, 2020.
(8)	Denominated in Unites Sates dollars unless otherwise indicated.
(9)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CLO—Collateralized Loan Obligation

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange Traded Fund

Euronext Brussels—Euronext Stock Exchange, Brussels

Euronext Dublin—Euronext Stock Exchange, Dublin

LSE—London Stock Exchange

MXN—Mexican Peso

NYSE—New York Stock Exchange

FRS—Floating Rate Security

The rates shown on FRS are the current interest rate as of May 31, 2020, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3ML—3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	MSCI Europe Index	June 2020	$248,011	$300,200	$52,189
44	Long	Nasdaq 100 E-mini Index	June 2020	8,101,104	8,413,020	311,916
95	Long	Russell 2000 E-mini Index	June 2020	6,359,612	6,615,800	256,188

						$620,293

						Unrealized (Depreciation)
354	Short	FTSE China A50 Index	June 2020	4,638,410	4,671,030	(32,620)
28	Short	Russell 1000 E-mini Growth Index	June 2020	1,923,958	2,596,720	(672,762)
17	Short	U.S. Treasury 10 Year Notes	September 2020	2,663,653	2,674,578	(10,925)
38	Short	U.S. Treasury Long Bonds	September 2020	6,740,170	6,778,250	(38,080)
31	Short	U.S. Treasury Ultra Long Bonds	September 2020	6,694,966	6,758,969	(64,003)

						$(818,390)

		Net Unrealized Appreciation (Depreciation)				$(198,097)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

26

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services Inc	CAD	470,000	USD	334,259	06/17/2020	$–	$(7,102)
	CNH	53,120,000	USD	7,483,288	06/17/2020	48,874	–
	EUR	1,520,000	USD	1,654,064	06/17/2020	–	(33,721)
	JPY	96,830,000	USD	912,758	06/17/2020	14,720	–
	KRW	2,645,600,000	USD	2,156,593	06/17/2020	20,490	–
	MXN	56,400,000	USD	2,498,882	09/17/2020	–	(5,993)
	SEK	14,130,000	USD	1,455,772	06/17/2020	–	(44,029)
	USD	457,236	AUD	720,000	06/17/2020	22,690	–
	USD	2,172,068	CAD	3,000,000	06/17/2020	6,836	–
	USD	1,669,342	CHF	1,570,000	06/17/2020	–	(36,357)
	USD	3,024,987	CNH	21,300,000	06/17/2020	–	(43,944)
	USD	16,631,967	EUR	14,860,000	06/17/2020	–	(131,650)
	USD	2,580,145	GBP	2,060,000	06/17/2020	–	(35,898)
	USD	9,752,520	JPY	1,029,350,000	06/17/2020	–	(205,935)
	USD	711,012	SEK	7,370,000	06/17/2020	71,261	–

						184,871	(544,629)

						–	–

Net Unrealized Appreciation/(Depreciation)						$184,871	$(544,629)

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Yuan Renminbi Offshore

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Television	$—	$112,122	**	$10,851	$122,973
Other Industries	37,533,863	24,105,770	**	—	61,639,633
Exchange-Traded Funds	3,837,042	—		—	3,837,042
Preferred Securitites/Capital Securities	—	1,260,581		—	1,260,581
Rights	—	—		0	0
Asset Backed Securities	—	878,125		—	878,125
U.S. Corporate Bonds & Notes	—	18,346,350		—	18,346,350
Foreign Corporate Bonds & Notes	—	11,716,365		—	11,716,365
Foreign Government Obligations	—	2,498,941		—	2,498,941
U.S. Government Treasuries	—	236,079		—	236,079
Escrows and Lititgation Trusts	—	493		18	511
Short-Term Investment Securities:
Registered Investment Companies	18,933,584	—		—	18,933,584
U.S. Government Treasuries	—	2,249,982		—	2,249,982

Total Investments at Value	$60,304,489	$61,404,808		$10,869	$121,720,166

Other Financial Instruments:†

Futures Contracts	$620,293	$—		$—	$620,293
Forward Foreign Currency Contracts	—	184,871		—	184,871

Total Other Financial Instruments	$620,293	$184,871		$—	$805,164

27

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$818,390	$—	$—	$818,390
Forward Foreign Currency Contracts	—	544,629	—	$544,629

Total Other Financial Instruments	$818,390	$544,629	$—	$1,363,019

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

28

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

E-Commerce/Products	14.9%
Applications Software	11.8
Internet Content — Entertainment	9.0
Web Portals/ISP	6.7
Finance — Credit Card	6.4
Commercial Services — Finance	5.5
Medical — HMO	4.1
Data Processing/Management	3.5
Computers	3.3
Medical — Biomedical/Gene	2.9
Internet Content — Information/News	2.9
Diagnostic Equipment	2.4
Electronic Components — Semiconductors	2.3
Pharmacy Services	1.9
Enterprise Software/Service	1.7
E-Commerce/Services	1.5
Medical Products	1.5
Retail — Apparel/Shoe	1.4
Medical Instruments	1.4
Retail — Discount	1.3
Insurance Brokers	1.3
Computer Software	1.0
Transport — Rail	0.9
Diversified Banking Institutions	0.8
Drug Delivery Systems	0.8
Electronic Measurement Instruments	0.7
Semiconductor Equipment	0.7
Commercial Services	0.6
Computer Aided Design	0.6
Retail — Restaurants	0.6
Finance — Other Services	0.6
Hotels/Motels	0.6
Medical — Hospitals	0.4
Software Tools	0.4
Medical — Drugs	0.3
Industrial Gases	0.3
Entertainment Software	0.3
Aerospace/Defense — Equipment	0.3
Registered Investment Companies	0.3
Semiconductor Components — Integrated Circuits	0.2
Diversified Financial Services	0.2
Web Hosting/Design	0.2
Coatings/Paint	0.2
Athletic Footwear	0.2
Aerospace/Defense	0.2
Retail — Major Department Stores	0.2
Finance — Investment Banker/Broker	0.2
Decision Support Software	0.1
Insurance — Multi — line	0.1
Internet Brokers	0.1
Electric — Distribution	0.1
Instruments — Controls	0.1
Brewery	0.1

100.1%

*	Calculated as a percentage of net assets

29

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.8%
Aerospace/Defense — 0.2%
Boeing Co.	1,027	$149,788
Northrop Grumman Corp.	3,362	1,126,942

		1,276,730

Aerospace/Defense - Equipment — 0.3%
L3Harris Technologies, Inc.	11,234	2,240,621

Airlines — 0.0%
United Airlines Holdings, Inc.†	451	12,646

Applications Software — 11.8%
Intuit, Inc.	57,736	16,761,916
Microsoft Corp.	247,210	45,301,232
salesforce.com, Inc.†	89,683	15,675,692
ServiceNow, Inc.†	52,294	20,286,411

		98,025,251

Athletic Footwear — 0.2%
NIKE, Inc., Class B	13,469	1,327,774

Auto - Cars/Light Trucks — 0.0%
Ferrari NV	347	58,542

Auto/Truck Parts & Equipment-Original — 0.0%
Aptiv PLC	3,432	258,601

Banks - Fiduciary — 0.0%
State Street Corp.	6,196	377,708

Brewery — 0.1%
Constellation Brands, Inc., Class A	2,387	412,235

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	4,241	353,191

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,613	1,551,730

Commercial Services — 0.6%
Cintas Corp.	3,240	803,390
CoStar Group, Inc.†	6,687	4,392,022

		5,195,412

Commercial Services - Finance — 5.5%
Automatic Data Processing, Inc.	600	87,894
Equifax, Inc.	19,500	2,994,420
FleetCor Technologies, Inc.†	7,039	1,716,038
Global Payments, Inc.	89,909	16,137,766
IHS Markit, Ltd.	2,360	163,925
PayPal Holdings, Inc.†	117,163	18,161,437
S&P Global, Inc.	19,700	6,402,894

		45,664,374

Computer Aided Design — 0.6%
Synopsys, Inc.†	27,178	4,916,772

Computer Software — 1.0%
Citrix Systems, Inc.	4,600	681,352
Splunk, Inc.†	40,255	7,480,989
Twilio, Inc., Class A†	900	177,840

		8,340,181

Computers — 3.3%
Apple, Inc.	86,815	27,601,961

Data Processing/Management — 3.5%
DocuSign, Inc.†	25,055	3,501,186
Fidelity National Information Services, Inc.	100,290	13,923,260
Fiserv, Inc.†	110,836	11,833,960

		29,258,406

Security Description	Shares	Value (Note 2)

Decision Support Software — 0.1%
MSCI, Inc.	3,400	$1,118,090

Diagnostic Equipment — 2.4%
Danaher Corp.	64,724	10,783,666
Thermo Fisher Scientific, Inc.	27,091	9,459,906

		20,243,572

Disposable Medical Products — 0.0%
Teleflex, Inc.	239	86,724

Diversified Banking Institutions — 0.8%
Goldman Sachs Group, Inc.	15,905	3,125,173
JPMorgan Chase & Co.	1,099	106,944
Morgan Stanley	78,180	3,455,556

		6,687,673

Diversified Financial Services — 0.2%
ANT International Co., Ltd., Class C†(1)(2)	273,650	1,921,023

Diversified Manufacturing Operations — 0.0%
General Electric Co.	14,300	93,951

Drug Delivery Systems — 0.8%
Becton Dickinson and Co.	25,262	6,237,946

E-Commerce/Products — 14.9%
Alibaba Group Holding, Ltd. ADR†	162,829	33,769,106
Amazon.com, Inc.†	36,937	90,213,821
Etsy, Inc.†	800	64,784

		124,047,711

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	4,280	7,016,718
IAC/InterActiveCorp†	19,357	5,233,552
Match Group, Inc.†#	873	77,732
Trip.com Group, Ltd . ADR†	10,299	273,644

		12,601,646

Electric - Distribution — 0.1%
Sempra Energy	4,691	592,520

Electric - Integrated — 0.0%
NextEra Energy, Inc.	260	66,446

Electronic Components - Semiconductors — 2.3%
Advanced Micro Devices, Inc.†	72,000	3,873,600
Marvell Technology Group, Ltd.	140,901	4,596,191
NVIDIA Corp.	26,183	9,295,489
Texas Instruments, Inc.	10,571	1,255,200

		19,020,480

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	1,853	163,324
Fortive Corp.	8,084	492,962
Roper Technologies, Inc.	13,493	5,313,543

		5,969,829

Enterprise Software/Service — 1.7%
Atlassian Corp. PLC, Class A†	15,427	2,858,623
Coupa Software, Inc.†	1,400	318,514
Paycom Software, Inc.†	5,737	1,705,208
Veeva Systems, Inc., Class A†	6,300	1,378,881
Workday, Inc., Class A†	43,697	8,015,341

		14,276,567

Entertainment Software — 0.3%
Electronic Arts, Inc.†	10,350	1,271,808
Sea, Ltd. ADR†	16,900	1,348,620

		2,620,428

30

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Credit Card — 6.4%
Mastercard, Inc., Class A	80,607	$24,253,840
Visa, Inc., Class A	149,549	29,197,947

		53,451,787

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	34,809	1,249,991

Finance - Other Services — 0.6%
Intercontinental Exchange, Inc.	49,427	4,806,776

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	25,418	2,015,902
Marriott International, Inc., Class A	29,179	2,582,341

		4,598,243

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	385	93,035
Linde PLC	12,560	2,541,391

		2,634,426

Instruments - Controls — 0.1%
Honeywell International, Inc.	3,305	482,034

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	28,258	2,993,087
Willis Towers Watson PLC	37,229	7,553,764

		10,546,851

Insurance - Multi-line — 0.1%
Chubb, Ltd.	8,815	1,074,901

Internet Brokers — 0.1%
TD Ameritrade Holding Corp.	26,128	973,791

Internet Content - Entertainment — 9.0%
Facebook, Inc., Class A†	246,773	55,546,135
Netflix, Inc.†	43,974	18,457,207
Snap, Inc., Class A†	46,900	888,286

		74,891,628

Internet Content - Information/News — 2.9%
Spotify Technology SA†	16,100	2,912,973
Tencent Holdings, Ltd.	389,600	20,766,240

		23,679,213

Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	19,455	11,284,484

Medical Products — 1.5%
Abbott Laboratories	1,196	113,524
Stryker Corp.	62,520	12,237,040

		12,350,564

Medical - Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	22,554	2,704,224
Amgen, Inc.	371	85,219
Exact Sciences Corp.†	18,845	1,618,409
Incyte Corp.†	28,201	2,873,964
Regeneron Pharmaceuticals, Inc.†	1,000	612,810
Seattle Genetics, Inc.†	4,075	640,631
Vertex Pharmaceuticals, Inc.†	55,471	15,973,429

		24,508,686

Medical - Drugs — 0.3%
AbbVie, Inc.	2,044	189,418
Zoetis, Inc.	17,914	2,497,032

		2,686,450

Security Description	Shares	Value (Note 2)

Medical - HMO — 4.1%
Anthem, Inc.	25,647	$7,543,039
Centene Corp.†	100,915	6,685,619
Humana, Inc.	5,000	2,053,250
UnitedHealth Group, Inc.	57,453	17,514,547

		33,796,455

Medical - Hospitals — 0.4%
HCA Healthcare, Inc.	29,812	3,186,903

Oil Companies - Exploration & Production — 0.0%
Pioneer Natural Resources Co.	1,767	161,857

Pharmacy Services — 1.9%
Cigna Corp.	80,108	15,806,911

Real Estate Investment Trusts — 0.0%
American Tower Corp.	792	204,471

Retail - Apparel/Shoe — 1.4%
Lululemon Athletica, Inc.†	18,381	5,516,046
Ross Stores, Inc.	61,779	5,990,092

		11,506,138

Retail - Discount — 1.3%
Dollar General Corp.	55,237	10,578,438
Dollar Tree, Inc.†	4,799	469,678

		11,048,116

Retail - Major Department Stores — 0.2%
TJX Cos., Inc.	24,096	1,271,305

Retail - Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	2,300	2,308,993
McDonald’s Corp.	5,200	968,864
Restaurant Brands International, Inc.	3,299	179,994
Yum! Brands, Inc.	15,751	1,413,337

		4,871,188

Semiconductor Components - Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.	13,395	772,623
QUALCOMM, Inc.	15,778	1,276,125

		2,048,748

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	57,789	3,246,586
KLA Corp.	2,113	371,803
Lam Research Corp.	8,379	2,293,081

		5,911,470

Software Tools — 0.4%
VMware, Inc., Class A†#	18,868	2,948,502

Transport - Rail — 0.9%
Canadian Pacific Railway, Ltd.	7,305	1,823,693
Kansas City Southern	10,023	1,508,662
Norfolk Southern Corp.	7,767	1,384,779
Union Pacific Corp.	14,277	2,425,091

		7,142,225

Web Hosting/Design — 0.2%
Wix.com, Ltd.†	8,300	1,845,339

Web Portals/ISP — 6.7%
Alphabet, Inc., Class A†	7,081	10,150,755
Alphabet, Inc., Class C†	32,085	45,846,898

		55,997,653

31

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	430	$58,191

Total Long-Term Investment Securities
(cost $450,571,815)		829,482,038

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(3)	500,065	500,065
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	79,225	79,225
T. Rowe Price Government Reserve Fund† 0.16%(3)	1,587,797	1,587,797
Total Short-Term Investment Securities
(cost $2,167,087)		2,167,087

TOTAL INVESTMENTS
(cost $452,738,902)	100.1%	831,649,125
Liabilities in excess of other assets	(0.1)	(643,023)

NET ASSETS	100.0%	$831,006,102

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,921,023	$7.02	0.23%

(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)

At May 31, 2020, the Fund had loaned securities with a total value of $3,026,234. This was secured by collateral of $79,225, which was received in cash and subsequently invested in short-term investments currently valued at $79,225 as reported in the Portfolio of Investments. Additional collateral of $2,760,834 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	$134,226
United States Treasury Notes/Bonds	0.13% to 6.13%	07/15/2020 to 05/15/2048	2,626,608

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—		$1,921,023	$1,921,023
Other Industries	806,794,775	20,766,240	**	—	827,561,015
Short-Term Investment Securities	2,167,087	—		—	2,167,087

Total Investments at Value	$808,961,862	$20,766,240		$1,921,023	$831,649,125

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

32

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.4%
United States Treasury Notes	13.6
Federal Home Loan Mtg. Corp.	12.8
United States Treasury Bonds	6.6
Government National Mtg. Assoc.	6.2
Registered Investment Companies	5.7
Diversified Banking Institutions	4.8
Diversified Financial Services	3.2
Banks — Commercial	2.8
Electric — Integrated	2.5
Telephone — Integrated	1.1
Banks — Super Regional	0.8
Pipelines	0.7
Oil Companies — Integrated	0.7
Insurance — Life/Health	0.7
Medical — Drugs	0.7
Cable/Satellite TV	0.5
Beverages — Non-alcoholic	0.5
Federal Home Loan Bank	0.5
SupraNational Banks	0.5
Auto — Cars/Light Trucks	0.5
Oil Companies — Exploration & Production	0.5
Food — Misc./Diversified	0.5
Electric — Distribution	0.5
Medical — Biomedical/Gene	0.4
Paper & Related Products	0.4
Brewery	0.4
Machinery — Farming	0.4
Computer Services	0.4
Medical — HMO	0.4
Computers	0.4
Aerospace/Defense	0.4
Pharmacy Services	0.4
Cellular Telecom	0.4
Real Estate Investment Trusts	0.3
Finance — Consumer Loans	0.3
Television	0.3
Chemicals — Specialty	0.3
Savings & Loans/Thrifts	0.3
Retail — Restaurants	0.3
Electric — Generation	0.3
Transport — Rail	0.3
Electronic Components — Semiconductors	0.2
Trucking/Leasing	0.2
Diversified Manufacturing Operations	0.2
Sovereign	0.2
Advertising Agencies	0.2
Finance — Credit Card	0.2
Enterprise Software/Service	0.2
Medical Products	0.2
Diversified Minerals	0.2
Food — Wholesale/Distribution	0.2
Tools — Hand Held	0.2
Transport — Equipment & Leasing	0.2
Retail — Building Products	0.2
Chemicals — Diversified	0.2
Oil — Field Services	0.2
Telecom Equipment — Fiber Optics	0.2
Food — Meat Products	0.2
Sovereign Agency	0.2
Insurance — Property/Casualty	0.1
Insurance Brokers	0.1
Building Products — Air & Heating	0.1
Finance — Commercial	0.1
Electronic Measurement Instruments	0.1
Energy — Alternate Sources	0.1
Agricultural Chemicals	0.1
Building Products — Cement	0.1
Multimedia	0.1

Building & Construction Products — Misc.	0.1
Containers — Paper/Plastic	0.1
Transport — Services	0.1
Retail — Discount	0.1
Retail — Drug Store	0.1
Retail — Regional Department Stores	0.1
Insurance — Mutual	0.1
Medical Labs & Testing Services	0.1
Retail — Apparel/Shoe	0.1
Machinery — Electrical	0.1
Medical — Wholesale Drug Distribution	0.1
Steel — Producers	0.1
Machinery — Construction & Mining	0.1
Water	0.1
Retail — Major Department Stores	0.1
Retail — Auto Parts	0.1
Software Tools	0.1
Beverages — Wine/Spirits	0.1
Diagnostic Equipment	0.1
Oil Refining & Marketing	0.1
Shipbuilding	0.1
Broadcast Services/Program	0.1
Medical — Generic Drugs	0.1
Investment Management/Advisor Services	0.1
Industrial Gases	0.1
Drug Delivery Systems	0.1
Medical — Hospitals	0.1
Gas — Distribution	0.1
Electric — Transmission	0.1
Retail — Convenience Store	0.1
Petrochemicals	0.1
Semiconductor Components — Integrated Circuits	0.1
Transport — Marine	0.1
E-Commerce/Products	0.1
Transport — Truck	0.1
Dental Supplies & Equipment	0.1
Finance — Other Services	0.1
Building — Residential/Commercial	0.1
Insurance — Multi-line	0.1

101.1%

Credit Quality†#

Aaa	64.1%
Aa	1.4
A	11.2
Baa	19.2
Ba	1.0
Not Rated@	3.1

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$128,088
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	100,000	102,710
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	267,853
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	400,000	428,325
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	193,993
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	500,000	556,647
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.18% (1 ML+1.00%) due 04/15/2034*(1)	100,000	91,974
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	200,000	204,233
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	230,000	235,999
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	257,968
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	194,323	192,655
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	125,000	129,820
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,797,892
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	125,326
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	202,126
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	75,000	76,753
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	100,972
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	23,000	23,661
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	410,000	450,961
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	200,000	207,942
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	470,012	475,563

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	$31,000	$31,670
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	23,863	23,849
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	33,814
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(2)	790,000	829,084
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 1.08% (1 ML+0.90%) due 12/15/2033*(1)	250,000	235,622
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	270,000	275,770
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	103,535
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	235,221
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	101,527
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	97,040

Total Asset Backed Securities
(cost $8,064,896)		8,218,593

U.S. CORPORATE BONDS & NOTES — 25.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	90,000	95,271
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	395,000	369,045
Omnicom Group, Inc. Senior Notes 4.20% due 06/01/2030	147,000	159,272

		623,588

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	352,000	386,405
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	154,000	157,691
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	4,000	4,182
Northrop Grumman Corp. Senior Notes 5.25% due 05/01/2050	193,000	279,253

		827,531

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Notes 2.75% due 03/27/2025	105,000	113,153

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto - Cars/Light Trucks — 0.5%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	$193,000	$195,492
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	257,000	255,871
General Motors Co. Senior Notes 6.80% due 10/01/2027	191,000	218,105
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	168,000	164,828
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	119,000	110,830
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	452,000	470,805

		1,415,931

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp. Senior Notes 5.25% due 05/15/2049	127,000	115,246

Banks - Commercial — 1.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	707,000	759,217
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	61,000	58,440
Citizens Financial Group, Inc. Senior Notes 3.25% due 04/30/2030	102,000	104,765
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	340,000	354,746
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	135,000	147,400
Discover Bank Senior Notes 2.70% due 02/06/2030	250,000	235,717
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	254,278
Regions Financial Corp. Senior Notes 2.25% due 05/18/2025	223,000	227,133
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	309,000	434,088
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	120,000	121,153
SunTrust Bank Senior Notes 3.20% due 04/01/2024	422,000	454,845
SunTrust Bank Senior Notes 3.50% due 08/02/2022	4,000	4,119
Synovus Bank Senior Notes 2.29% due 02/10/2023	250,000	246,945

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
Truist Bank Sub. Notes 2.25% due 03/11/2030	$250,000	$246,701
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	397,000	378,282

		4,027,829

Banks - Super Regional — 0.8%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	409,000	412,551
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	370,000	375,169
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	863,000	970,511
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	191,000	249,614
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	135,000	178,449

		2,186,294

Beverages - Non-alcoholic — 0.5%
Coca-Cola Co. Senior Bonds 2.75% due 06/01/2060	255,000	248,886
Coca-Cola Co. Senior Notes 2.95% due 03/25/2025	237,000	261,441
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	157,000	171,253
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	309,000	352,037
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	252,000	269,083
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	192,000	202,029

		1,504,729

Brewery — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	497,000	575,405
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	365,000	406,535
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	158,000	163,553

		1,145,493

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	185,000	210,122

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	$364,000	$346,761

Building Products - Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	314,000	279,220
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	134,000	118,972

		398,192

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	193,000	206,486
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	137,000	142,656

		349,142

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	137,000	139,740

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Bonds 3.70% due 04/01/2051	62,000	59,426
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	189,000	210,481
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	33,000	39,384
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	108,000	141,441
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	240,000	267,472
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040	100,000	114,133
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	71,000	82,872
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	258,000	320,877
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	224,000	286,103

		1,522,189

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	367,000	397,178

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	$99,000	$109,338

		506,516

Chemicals - Diversified — 0.0%
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	32,000	34,014

Chemicals - Specialty — 0.3%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	243,000	252,309
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	247,000	251,016
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	146,000	224,028

		727,353

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	88,000	92,419

Computer Services — 0.4%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	628,000	668,557
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	146,000	156,648
Leidos, Inc. Company Guar. Notes 4.38% due 05/15/2030*	224,000	249,247

		1,074,452

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	167,000	178,409
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	104,000	118,716
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	253,000	306,785
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024	212,000	233,546
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	190,000	226,874

		1,064,330

Consumer Products - Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	4,000	4,572

Containers - Paper/Plastic — 0.1%
Sonoco Products Co Senior Notes 3.13% due 05/01/2030	336,000	340,988

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	$112,000	$136,105

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc. Senior Notes 3.25% due 06/01/2030	138,000	141,344

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024	478,000	485,648
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	392,000	407,839
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	151,000	154,631
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	264,000	291,720
Bank of America Corp. Senior Notes 4.08% due 03/20/2051	119,000	140,942
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	277,000	310,643
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	234,000	319,248
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	180,000	196,196
Citigroup, Inc. Senior Notes 4.41% due 03/31/2031	234,000	270,103
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	223,000	248,279
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	115,000	138,114
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	155,000	194,139
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	295,000	375,002
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	414,000	416,738
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	225,000	249,586
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	230,000	254,967
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	430,000	600,225
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	134,000	136,442

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	$92,000	$94,928
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2051	97,000	97,920
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	611,000	634,731
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	339,000	370,211
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	129,000	147,614
Morgan Stanley Senior Notes 3.62% due 04/01/2031	114,000	126,691
Morgan Stanley Senior Notes 3.63% due 01/20/2027	605,000	670,984
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	54,000	62,199

		7,395,740

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	142,000	139,197
General Electric Co. Senior Notes 4.35% due 05/01/2050	86,000	83,989
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	180,000	197,185

		420,371

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	184,000	194,922

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	118,000	159,833

Electric - Distribution — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	584,000	634,628
NSTAR Electric Co. Senior Notes 3.95% due 04/01/2030	210,000	251,185

		885,813

Electric - Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	205,000	231,471

Electric - Integrated — 2.2%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	92,000	107,568

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Appalachian Power Co. Senior Notes 3.70% due 05/01/2050	$233,000	$253,175
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	558,000	597,016
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	105,000	131,993
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	111,000	111,596
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	54,000	63,345
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	246,000	344,695
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	261,000	306,124
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	372,000	448,786
Duke Energy Ohio, Inc. 1st Mtg. Bonds 2.13% due 06/01/2030	102,000	104,743
Entergy Corp. Senior Notes 3.75% due 06/15/2050	104,000	113,394
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	416,000	495,908
Exelon Corp. Senior Notes 4.70% due 04/15/2050	157,000	198,391
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	198,000	204,967
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	456,000	669,652
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	138,000	147,110
Kentucky Utilities Co. 1st Mtg. Bonds 3.30% due 06/01/2050	102,000	106,752
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	234,000	255,559
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	162,000	172,729
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	385,000	388,137
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	219,000	250,548
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	155,000	189,937

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 3.65% due 02/01/2050	$116,000	$122,171
Union Electric Co. Senior Sec. Notes 2.95% due 06/15/2027	227,000	245,461

		6,029,757

Electric - Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	167,000	175,573

Electronic Components - Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030*	177,000	185,341
Broadcom, Inc. Company Guar. Notes 5.00% due 04/15/2030*	103,000	114,232
Intel Corp. Senior Notes 3.90% due 03/25/2030	168,000	201,088
NVIDIA Corp. Senior Notes 3.50% due 04/01/2050	122,000	139,024

		639,685

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	22,000	23,519
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	333,000	363,297

		386,816

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	126,000	133,259

Energy - Alternate Sources — 0.1%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	356,000	365,068

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	535,000	580,284

Finance - Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 3.45% due 05/15/2025*	385,000	390,599

Finance - Consumer Loans — 0.3%
Synchrony Financial Senior Notes 4.50% due 07/23/2025	860,000	867,061

Finance - Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/22/2024	158,000	170,988

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Credit Card (continued)
American Express Co. Senior Notes 4.20% due 11/06/2025	$122,000	$140,525
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	257,000	271,598

		583,111

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	139,000	140,827

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	92,000	90,796
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	162,000	162,354
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	168,000	176,534

		429,684

Food - Misc./Diversified — 0.5%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	198,000	196,351
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	188,000	216,226
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	8,000	10,630
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	211,000	282,647
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	98,000	102,793
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	133,000	136,238
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	332,373

		1,277,258

Food - Retail — 0.0%
Kroger Co. Senior Notes 3.95% due 01/15/2050	96,000	107,904

Food - Wholesale/Distribution — 0.2%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	199,000	185,807
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	182,000	218,136
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	94,000	121,849

		525,792

Security Description	Principal Amount	Value (Note 2)

Gas - Distribution — 0.1%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	$131,000	$175,590

Industrial Gases — 0.1%
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	188,000	195,118

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	119,000	120,983
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	137,000	146,472
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	129,000	159,453

		426,908

Insurance - Life/Health — 0.4%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	178,000	155,694
Brighthouse Financial, Inc. Senior Notes 5.63% due 05/15/2030	285,000	296,033
Prudential Financial, Inc. Senior Notes 1.50% due 03/10/2026	527,000	530,660
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	56,000	59,604
Unum Group Senior Notes 4.50% due 03/15/2025	94,000	97,612

		1,139,603

Insurance - Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	68,000	68,788
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	213,350
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	9,000	9,044

		291,182

Insurance - Property/Casualty — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	29,000	33,875

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	192,000	199,331

Machinery - Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.45% due 05/15/2025	253,000	259,120

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	$267,000	$280,062

Machinery - Farming — 0.4%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	276,000	281,077
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	352,000	367,353
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	254,000	277,142
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	112,000	123,618

		1,049,190

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	269,000	289,440

Medical Products — 0.2%
Baxter International, Inc. Senior Notes 3.75% due 10/01/2025*	501,000	565,293

Medical - Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	890,000	938,255
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	159,000	170,810
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	139,000	135,702

		1,244,767

Medical - Drugs — 0.5%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	181,000	202,134
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	329,000	377,963
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	226,000	248,394
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	151,000	201,961
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	181,000	194,871
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	201,000	203,644

		1,428,967

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	180,000	202,206

Security Description	Principal Amount	Value (Note 2)

Medical - HMO — 0.4%
Humana, Inc. Senior Notes 4.88% due 04/01/2030	$362,000	$447,108
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026	293,000	297,300
UnitedHealth Group, Inc. Senior Notes 3.13% due 05/15/2060	153,000	160,803
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	144,000	164,738

		1,069,949

Medical - Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	157,000	178,597

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	263,000	278,811

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	316,000	347,444

Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 2.65% due 04/30/2030	109,000	108,776

Oil Companies - Exploration & Production — 0.5%
Apache Corp. Senior Notes 5.10% due 09/01/2040	383,000	307,058
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	130,000	136,142
EOG Resources, Inc. Senior Notes 4.38% due 04/15/2030	137,000	162,102
EOG Resources, Inc. Senior Bonds 4.95% due 04/15/2050	141,000	183,728
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	103,000	98,392
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	141,000	141,727
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	125,000	107,855
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	209,000	185,224
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	66,000	46,860

		1,369,088

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	$177,000	$173,031
BP Capital Markets America, Inc. Company Guar. Notes 3.63% due 04/06/2030	216,000	242,304
Chevron Corp. Senior Notes 1.55% due 05/11/2025	447,000	458,941

		874,276

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	211,000	221,706

Oil - Field Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 4.49% due 05/01/2030	88,000	99,356
Halliburton Co. Senior Notes 2.92% due 03/01/2030	199,000	184,895
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	187,000	202,190

		486,441

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	359,000	374,152
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	256,000	261,879
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	288,000	306,495
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	222,000	226,403

		1,168,929

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	165,000	171,954

Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	100,000	125,069
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	115,000	150,927
CVS Health Corp Senior Notes 4.25% due 04/01/2050	116,000	136,235
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	385,000	470,001
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	119,000	152,629

		1,034,861

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.7%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	$133,000	$132,292
Colonial Enterprises, Inc. Company Guar. Notes 3.25% due 05/15/2030*	88,000	93,098
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	159,000	134,894
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	253,000	246,564
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	114,000	123,363
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	119,000	124,701
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	28,000	16,282
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	174,000	188,840
ONEOK, Inc. Company Guar. Notes 3.10% due 03/15/2030	205,000	184,732
ONEOK, Inc. Company Guar. Notes 7.15% due 01/15/2051	92,000	108,783
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	71,000	77,866
Transcontinental Gas Pipe Line Co. LLC Senior Notes 3.25% due 05/15/2030*	158,000	168,233
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	343,000	399,925

		1,999,573

Real Estate Investment Trusts — 0.3%
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025#	282,000	290,746
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	97,000	113,191
Prologis LP Senior Notes 3.00% due 04/15/2050	194,000	194,811
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	188,000	158,712
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	125,000	121,815

		879,275

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc. Senior Notes 5.45% due 04/15/2050	229,000	286,257

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030*	$232,000	$237,745

Retail - Automobile — 0.0%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	97,000	101,042

Retail - Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	106,000	120,071
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	33,000	37,886
Lowe’s Cos., Inc. Senior Notes 5.13% due 04/15/2050	249,000	337,044

		495,001

Retail - Discount — 0.1%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	293,000	308,696

Retail - Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 4.10% due 04/15/2050	317,000	308,031

Retail - Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	217,000	246,292

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	230,000	180,268
Kohl’s Corp. Senior Notes 9.50% due 05/15/2025#	108,000	115,084

		295,352

Retail - Restaurants — 0.3%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	204,000	189,575
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	128,000	139,464
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	136,000	161,800
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	206,000	251,775

		742,614

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	312,000	334,671
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	446,000	439,775

		774,446

Security Description	Principal Amount	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.1%
Analog Devices, Inc. Senior Notes 2.95% due 04/01/2025	$160,000	$170,425

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 4.20% due 05/01/2030*	200,000	216,637

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.70% due 05/15/2030	217,000	237,049

Steel - Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	73,000	74,280
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	203,000	200,556

		274,836

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	416,000	475,535

Telephone - Integrated — 0.9%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	755,000	849,482
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	187,000	212,009
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	135,000	154,869
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	350,000	410,912
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	119,000	131,984
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	45,000	55,041
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	106,000	128,673
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	80,000	98,328
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	323,000	433,633

		2,474,931

Television — 0.3%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	578,000	551,995
ViacomCBS, Inc. Senior Notes 4.95% due 01/15/2031	79,000	87,036
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	217,000	223,242

		862,273

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	$158,000	$172,841

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.00% due 06/30/2030	167,000	172,927
GATX Corp. Senior Notes 4.35% due 02/15/2024	309,000	334,260

		507,187

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	176,000	169,668

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	157,000	163,558
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	103,000	128,937
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	195,000	234,530

		527,025

Transport - Services — 0.1%
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	160,000	181,848
United Parcel Service, Inc. Senior Notes 5.30% due 04/01/2050	97,000	137,254

		319,102

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	135,000	151,885

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	38,000	38,098
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	506,000	522,636
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	132,000	139,643

		700,377

Water — 0.1%
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050	105,000	115,383
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	130,000	132,459

		247,842

Total U.S. Corporate Bonds & Notes
(cost $66,361,887)		70,242,282

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.9%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	$206,000	$223,624

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 3.95% due 05/13/2050	236,000	257,808
Yara International ASA Senior Notes 3.15% due 06/04/2030*	102,000	103,377

		361,185

Banks - Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	200,000	200,919
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	228,000	244,758
Bank of Montreal Senior Notes 2.05% due 11/01/2022	525,000	539,919
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	207,000	209,607
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	359,000	368,165
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	349,000	355,893
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	200,000	204,313
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	248,688
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	231,000	237,736
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	253,406
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	200,000	212,120
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	387,000	395,375
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	211,368
Standard Chartered PLC Senior Notes 4.64% due 04/01/2031*	200,000	223,041

		3,905,308

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	233,000	235,774

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	$200,000	$212,838
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	107,000	133,015
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	136,000	176,636

		522,489

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*#	209,000	189,668
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	300,000	263,250

		452,918

Chemicals - Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	121,000	114,573

Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	216,000	235,636

Diversified Banking Institutions — 2.0%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	206,874
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	399,000	408,891
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	424,000	463,513
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	256,000	261,946
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	277,150
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	183,785
HSBC Holdings PLC Senior Notes 2.10% due 06/04/2026	225,000	224,874
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	340,000	346,959
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	200,000	236,241
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	302,000	309,502
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	536,000	550,016
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	315,000	327,430

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	$414,000	$417,993
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	400,000	404,559
UBS AG Senior Notes 1.75% due 04/21/2022*	217,000	220,504
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	200,000	208,270
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	377,000	392,873
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	200,000	218,330

		5,659,710

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	445,000	444,632

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	250,000	276,073

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 5.38% due 04/01/2025*	200,000	219,598
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	212,000	219,333
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	103,000	103,914

		542,845

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	400,000	499,120

Electric - Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	248,000	302,160
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	209,000	210,643

		512,803

Electronic Components - Semiconductors — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 3.40% due 05/01/2030*	90,000	92,784

Gold Mining — 0.0%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*	79,000	85,264

44

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Life/Health — 0.2%
Athene Holding, Ltd. Senior Notes 6.15% due 04/03/2030	$166,000	$179,473
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	229,000	239,176

		418,649

Insurance - Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	392,000	403,362

Machinery - Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	78,000	76,598

Medical - Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	6,000	6,159
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	397,000	438,627

		444,786

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	541,000	595,518
Equinor ASA Company Guar. Notes 1.75% due 01/22/2026	132,000	134,842
Equinor ASA Company Guar. Bonds 3.70% due 04/06/2050	138,000	155,341
Petro-Canada Senior Notes 5.95% due 05/15/2035	103,000	119,157
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	93,000	100,476

		1,105,334

Retail - Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	183,000	173,547

SupraNational Banks — 0.5%
African Development Bank Senior Notes 0.75% due 04/03/2023	311,000	314,343
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	381,000	396,805
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	235,000	267,449
International Finance Corp. Senior Notes 0.50% due 03/20/2023#	455,000	457,084

		1,435,681

Security Description	Principal Amount	Value (Note 2)

Telephone - Integrated — 0.2%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	$150,000	$162,400
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	157,000	190,566
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	212,000	242,355

		595,321

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	110,000	165,488

Total Foreign Corporate Bonds & Notes
(cost $18,094,130)		18,983,504

U.S. GOVERNMENT AGENCIES — 38.9%
Federal Home Loan Bank — 0.5%
2.13% due 09/14/2029	1,000,000	1,085,719
5.50% due 07/15/2036	250,000	390,233

		1,475,952

Federal Home Loan Mtg. Corp. — 12.8%
2.50% due 01/01/2028	148,209	156,353
2.50% due 04/01/2028	726,676	766,627
2.50% due 03/01/2031	495,971	520,083
2.50% due 10/01/2032	662,824	695,080
3.00% due 08/01/2027	103,494	109,505
3.00% due 10/01/2042	381,019	415,029
3.00% due 11/01/2042	496,451	531,597
3.00% due 04/01/2043	525,593	562,819
3.00% due 05/01/2043	710,568	774,020
3.00% due 08/01/2043	509,957	545,810
3.00% due 10/01/2045	327,069	346,563
3.00% due 08/01/2046	1,956,762	2,068,891
3.00% due 08/01/2049	963,394	1,013,932
3.00% due 10/01/2049	1,769,917	1,862,763
3.00% due 01/01/2050	4,240,113	4,462,539
3.50% due 01/01/2032	1,109,242	1,176,687
3.50% due 11/01/2041	410,501	444,027
3.50% due 03/01/2042	148,545	161,288
3.50% due 04/01/2042	849,615	922,585
3.50% due 06/01/2042	972,295	1,055,679
3.50% due 08/01/2042	197,883	216,816
3.50% due 03/01/2045	671,913	722,051
3.50% due 07/01/2045	878,894	948,078
3.50% due 08/01/2045	504,178	548,474
3.50% due 11/01/2045	318,776	342,436
3.50% due 12/01/2046	636,313	680,849
3.50% due 11/01/2047	4,853,569	5,159,404
4.00% due 09/01/2040	205,372	225,661
4.00% due 10/01/2045	538,404	583,857
4.00% due 12/01/2048	1,090,074	1,158,831
4.00% due 07/01/2049	581,627	633,609
4.00% due 01/01/2050	1,930,976	2,053,983
4.50% due 04/01/2044	110,752	122,977
5.00% due 10/01/2033	316	355
5.00% due 06/01/2039	264,107	303,313
5.00% due 11/01/2043	353,885	406,011
5.50% due 02/01/2035	64,913	71,440
6.00% due 10/01/2033	79,585	88,931
6.00% due 03/01/2040	434	503
6.50% due 02/01/2035	1,688	1,956
6.75% due 09/15/2029	500,000	755,760
6.75% due 03/15/2031	250,000	394,173

45

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. FRS 3.36% (6 ML+1.49%) due 02/01/2037	$17,366	$17,824
4.01% (12 ML+1.88%) due 11/01/2037	233,103	247,101
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	568,032	585,460
Series 4800, Class KG 3.50% due 11/15/2045(3)	100,000	103,631
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.62% (6.80%-1 ML) due 09/15/2039(3)(4)(5)	129,204	21,399
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2015-DNA1, Class M2 2.34% (1 ML+1.85%) due 10/25/2027(3)	81,972	81,825
Series 2014-DN1, Class M2 2.69% (1 ML+2.20%) due 02/25/2024(3)	172,387	165,348
Series 2014-HQ2, Class M2 2.69% (1 ML+2.20%) due 09/25/2024(3)	244,359	245,358

		35,479,291

Federal National Mtg. Assoc. — 19.4%
2.50% due 04/01/2028	212,122	223,747
2.50% due 01/01/2032	545,322	571,806
2.50% due 04/01/2035	1,753,486	1,835,946
3.00% due 10/01/2027	57,314	60,540
3.00% due 12/01/2027	589,387	622,659
3.00% due 01/01/2028	503,307	531,749
3.00% due 03/01/2030	1,217,786	1,298,994
3.00% due 10/01/2030	362,707	383,088
3.00% due 02/01/2033	226,981	239,259
3.00% due 07/01/2034	57,287	60,374
3.00% due 11/01/2039	1,090,590	1,149,244
3.00% due 03/01/2042	551,177	589,690
3.00% due 12/01/2042	509,349	547,064
3.00% due 02/01/2045	450,292	477,915
3.00% due 09/01/2046	78,670	83,201
3.00% due 01/01/2047	411,520	434,934
3.00% due 04/01/2048	1,924,671	2,025,635
3.50% due 08/01/2026	82,436	87,111
3.50% due 09/01/2026	26,578	28,089
3.50% due 08/01/2027	22,276	23,520
3.50% due 10/01/2028	281,640	300,759
3.50% due 03/01/2033	1,006,041	1,065,087
3.50% due 08/01/2033	572,522	603,952
3.50% due 12/01/2041	377,203	413,181
3.50% due 08/01/2042	1,079,634	1,166,096
3.50% due 07/01/2045	338,994	364,124
3.50% due 08/01/2045	387,004	417,313
3.50% due 09/01/2045	324,368	347,780
3.50% due 10/01/2045	559,798	611,868
3.50% due 11/01/2045	221,586	237,100
3.50% due 12/01/2045	1,863,016	2,000,476
3.50% due 02/01/2046	538,604	578,273
3.50% due 03/01/2046	293,151	313,842
3.50% due 07/01/2046	1,252,702	1,358,500
3.50% due 01/01/2047	1,962,206	2,097,169
3.50% due 12/01/2047	3,987,915	4,221,425
3.50% due 04/01/2048	2,118,607	2,282,457
3.50% due 08/01/2049	226,243	238,468
4.00% due 07/01/2040	101,500	111,788

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 10/01/2040	$56,027	$61,659
4.00% due 12/01/2040	694,242	764,557
4.00% due 10/01/2041	365,632	402,474
4.00% due 11/01/2041	367,005	404,043
4.00% due 01/01/2043	444,610	492,608
4.00% due 02/01/2045	793,297	875,899
4.00% due 06/01/2046	214,797	231,674
4.00% due 01/01/2047	477,951	515,561
4.00% due 05/01/2047	600,020	643,887
4.00% due 06/01/2047	1,577,970	1,732,581
4.00% due 07/01/2047	1,400,701	1,497,867
4.00% due 08/01/2047	1,510,225	1,617,919
4.00% due 12/01/2048	761,395	809,420
4.00% due 01/01/2049	1,516,967	1,614,065
4.00% due 03/01/2049	512,464	545,052
4.50% due 11/01/2022	9,918	10,458
4.50% due 10/01/2024	106,609	113,826
4.50% due 08/01/2045	1,677,311	1,916,182
4.50% due 06/01/2048	1,147,470	1,238,136
4.50% due 10/01/2048	825,706	891,558
4.50% due 11/01/2048	363,193	392,755
4.50% due 12/01/2048	2,169,152	2,339,611
5.00% due 10/01/2033	1,707	1,953
5.00% due 03/01/2034	30,202	34,478
5.00% due 05/01/2040	66,857	76,828
5.00% due 06/01/2040	39,270	45,127
5.00% due 02/01/2045	228,913	260,650
5.50% due 12/01/2029	44,217	48,766
5.50% due 04/01/2033	39,505	45,528
5.50% due 12/01/2033	34,091	39,763
5.50% due 07/01/2037	167,353	189,291
5.50% due 08/01/2037	152,803	178,094
5.50% due 06/01/2038	18,392	21,352
6.00% due 12/01/2020	10	10
6.00% due 12/01/2036	236,769	273,936
6.00% due 11/01/2038	65,516	75,798
6.00% due 06/01/2040	50,880	58,879
6.50% due 10/01/2037	14,424	16,412
Federal National Mtg. Assoc. FRS 3.37% (6 ML+1.54%) due 09/01/2035	209,744	215,767
3.72% (12 ML+1.67%) due 07/01/2039	166,902	175,004
3.73% (12 ML+1.77%) due 05/01/2040	219,130	229,202
3.76% (12 ML+1.83%) due 10/01/2040	98,774	103,319
3.82% (12 ML+1.57%) due 05/01/2037	38,611	40,346
4.07% (12 ML+1.82%) due 10/01/2040	40,116	41,980
4.27% (12 ML+1.91%) due 08/01/2035	123,792	130,653
4.27% (1 Yr USTYCR+2.22%) due 10/01/2035	160,939	167,877
4.35% (1 Yr USTYCR+2.26%) due 11/01/2036	73,324	76,817
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	233,128	249,431
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	1,113,261	1,169,890
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	711,737	744,637

		53,827,803

46

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 6.2%
2.50% due 05/20/2050	$3,000,000	$3,159,718
3.00% due 02/20/2045	385,969	411,364
3.00% due 05/20/2045	296,195	316,265
3.00% due 07/20/2045	50,400	53,713
3.00% due 11/20/2045	1,028,620	1,094,829
3.00% due 12/20/2045	473,328	503,668
3.00% due 01/20/2046	1,493,918	1,590,190
3.00% due 04/20/2046	1,966,837	2,093,166
3.00% due 09/20/2047	1,565,091	1,660,643
3.00% due 05/20/2050	2,000,000	2,120,061
3.50% due 03/20/2045	248,671	267,521
3.50% due 04/20/2045	469,649	505,196
3.50% due 07/20/2045	105,585	113,604
3.50% due 07/20/2046	145,012	155,904
3.50% due 03/20/2047	427,094	458,087
4.00% due 07/20/2045	149,586	163,090
4.00% due 05/20/2048	2,056,885	2,204,788
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(2)	200,000	206,830

		17,078,637

Total U.S. Government Agencies
(cost $104,127,583)		107,861,683

U.S. GOVERNMENT TREASURIES — 20.2%
United States Treasury Bonds — 6.6%
2.38% due 11/15/2049	5,400,000	6,674,484
2.75% due 11/15/2042	406,000	518,998
2.88% due 11/15/2046#	384,000	510,855
3.00% due 11/15/2045	1,729,000	2,331,178
3.00% due 05/15/2047	1,441,000	1,964,151
3.13% due 11/15/2041	2,303,000	3,113,548
3.13% due 02/15/2042	392,000	530,961
3.88% due 08/15/2040	167,000	248,778
4.25% due 05/15/2039	256,000	396,260
4.38% due 11/15/2039	105,000	165,211
4.38% due 05/15/2040	192,000	303,660
4.75% due 02/15/2037	564,000	901,871
5.00% due 05/15/2037	153,000	251,506
5.25% due 11/15/2028	354,000	491,382

		18,402,843

United States Treasury Notes — 13.6%
0.63% due 03/31/2027	600,000	605,672
1.38% due 10/15/2022	3,000,000	3,084,961
1.50% due 11/30/2024	1,500,000	1,582,266
1.50% due 02/15/2030	1,030,000	1,113,969
1.63% due 08/15/2022	2,296,000	2,369,454
1.63% due 08/31/2022	1,921,000	1,983,432
1.63% due 12/15/2022	400,000	414,703
1.63% due 02/15/2026	4,839,000	5,175,084
1.63% due 11/30/2026	1,600,000	1,719,250
1.63% due 08/15/2029#	900,000	982,266
1.75% due 09/30/2022	5,137,000	5,325,022
1.75% due 11/15/2029	3,500,000	3,865,586
2.00% due 02/15/2025	1,729,000	1,866,104
2.00% due 11/15/2026	384,000	421,605
2.25% due 04/30/2024	167,000	180,040
2.25% due 11/15/2024#	596,000	647,917
2.25% due 08/15/2027	576,000	647,618
2.38% due 05/15/2029	500,000	577,422
2.50% due 02/28/2021	2,401,000	2,442,361
2.50% due 01/15/2022	2,401,000	2,491,225
2.63% due 02/15/2029#	171,000	200,598

		37,696,555

Total U.S. Government Treasuries
(cost $50,450,957)		56,099,398

Security Description	Principal Amount/ Shares	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.2%
Republic of Italy Senior Notes 4.00% due 10/17/2049	$200,000	$197,070
United Mexican States Senior Notes 4.50% due 04/22/2029	228,000	246,470
United Mexican States Senior Bonds 4.75% due 03/08/2044	207,000	216,110

		659,650

Sovereign Agency — 0.2%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	394,000	395,436

Total Foreign Government Obligations
(cost $1,020,517)		1,055,086

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.1%
Entergy Louisiana LLC 4.70%# (cost $175,590)	7,025	180,332

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks - Super Regional — 0.0%
Wells Fargo & Co. 5.95% due 12/01/2086	74,000	85,821

Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024#(6)	225,000	228,094

Electric - Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	156,000	155,651

Electric - Integrated — 0.1%
CMS Energy Corp. 4.75% due 06/01/2050	160,000	163,730
Dominion Resources, Inc. 5.75% due 10/01/2054	115,000	117,438

		281,168

Insurance - Life/Health — 0.1%
Prudential Financial, Inc. 5.63% due 06/15/2043	218,000	225,702
Prudential Financial, Inc. 5.70% due 09/15/2048	143,000	153,839

		379,541

Insurance - Multi-line — 0.1%
Voya Financial, Inc. 4.70% due 01/23/2048	150,000	136,500

Pipelines — 0.0%
Enterprise Products Operating LLC 5.25% due 08/16/2077	118,000	106,319

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	350,000	346,986

Total Preferred Securities/Capital Securities
(cost $1,692,442)		1,720,080

47

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(7)	$78,000	$8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	997
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(7)	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(7)	112,000	11

Total Escrows And Litigation Trusts
(cost $0)		1,025

Total Long-Term Investment Securities
(cost $249,988,002)		264,361,983

SHORT-TERM INVESTMENT SECURITIES — 5.7%
Registered Investment Companies — 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(8)	14,535,182	14,535,182
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(8)(9)	1,320,590	1,320,590

Total Short-Term Investment Securities
(cost $15,855,772)		15,855,772

TOTAL INVESTMENTS
(cost $265,843,774)(10)	101.1%	280,217,755
Liabilities in excess of other assets	(1.1)	(2,940,727)

NET ASSETS	100.0%	$277,277,028

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $22,683,657 representing 8.2% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2020.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	Securities classified as Level 3 (see Note 2).
(8)	The rate shown is the 7-day yield as of May 31, 2020.
(9)

At May 31, 2020, the Fund had loaned securities with a total value of $2,877,855. This was secured by collateral of $1,320,590, which was received in cash and subsequently invested in short-term investments currently valued at $1,320,590 as reported in the Portfolio of Investments. Additional collateral of $1,604,440 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	12/25/2020 to 06/25/2050	$541,797
Federal National Mtg. Assoc.	0.47% to 27.69%	08/25/2026 to 02/25/2060	445,021
Government National Mtg. Assoc.	0.62% to 29.66%	10/16/2032 to 02/16/2062	394,567
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	10,845
United States Treasury Notes/Bonds	0.13% to 6.13%	07/15/2020 to 05/15/2048	212,210

(10)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$8,218,593	$—	$8,218,593
U.S. Corporate Bonds & Notes	—	70,242,282	—	70,242,282
Foreign Corporate Bonds & Notes	—	18,983,504	—	18,983,504
U.S. Government Agencies	—	107,861,683	—	107,861,683
U.S. Government Treasuries	—	56,099,398	—	56,099,398
Foreign Government Obligations	—	1,055,086	—	1,055,086
Preferred Securities	180,332	—	—	180,332
Preferred Securities/Capital Securities	—	1,720,080	—	1,720,080
Escrows and Litigation Trusts	—	997	28	1,025
Short-Term Investment Securities	15,855,772	—	—	15,855,772

Total Investment at Value	$16,036,104	$264,181,623	$28	$280,217,755

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

48

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	7.4%
Computers	6.1
Retail — Discount	5.8
Web Portals/ISP	5.5
E-Commerce/Products	5.2
Medical — Drugs	5.1
Medical — HMO	4.7
Internet Content — Entertainment	3.7
Diversified Banking Institutions	3.5
Finance — Credit Card	3.1
Cable/Satellite TV	2.6
Networking Products	2.6
Oil Companies — Integrated	2.3
Medical Labs & Testing Services	2.3
Commercial Services	2.0
Agricultural Biotech	2.0
Tobacco	2.0
Cosmetics & Toiletries	1.9
Semiconductor Components — Integrated Circuits	1.9
Telephone — Integrated	1.8
Computer Services	1.7
Repurchase Agreements	1.7
Retail — Building Products	1.6
Medical — Biomedical/Gene	1.5
Insurance — Property/Casualty	1.5
Medical Products	1.4
Retail — Auto Parts	1.3
Electronic Measurement Instruments	1.3
Aerospace/Defense	1.3
Electronic Components — Misc.	1.3
Auto — Cars/Light Trucks	1.2
Broadcast Services/Program	1.1
Oil Companies — Exploration & Production	1.1
Machinery — General Industrial	1.1
Human Resources	1.1
Banks — Super Regional	1.0
Electric — Integrated	1.0
Transport — Rail	0.9
Finance — Auto Loans	0.8
Internet Brokers	0.7
Investment Management/Advisor Services	0.7
Building — Residential/Commercial	0.7
E-Commerce/Services	0.6
Retail — Apparel/Shoe	0.6
Footwear & Related Apparel	0.6
Rental Auto/Equipment	0.3
Financial Guarantee Insurance	0.2

99.8%

*	Calculated as a percentage of net assets

49

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Aerospace/Defense — 1.3%
BAE Systems PLC ADR	116,628	$2,866,716

Agricultural Biotech — 2.0%
Corteva, Inc.	162,571	4,439,814

Applications Software — 7.4%
CDK Global, Inc.	65,937	2,591,983
Microsoft Corp.	75,958	13,919,304

		16,511,287

Auto - Cars/Light Trucks — 1.2%
General Motors Co.	99,000	2,562,120

Banks - Super Regional — 1.0%
US Bancorp	62,469	2,221,398

Broadcast Services/Program — 1.1%
Fox Corp., Class A	87,212	2,543,974

Building - Residential/Commercial — 0.7%
D.R. Horton, Inc.	27,087	1,497,911

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	147,742	5,850,583

Commercial Services — 2.0%
Quanta Services, Inc.	123,267	4,552,250

Computer Services — 1.7%
Cognizant Technology Solutions Corp., Class A	72,544	3,844,832

Computers — 6.1%
Apple, Inc.	42,909	13,642,487

Cosmetics & Toiletries — 1.9%
Unilever NV	83,417	4,297,644

Diversified Banking Institutions — 3.5%
Bank of America Corp.	151,355	3,650,683
JPMorgan Chase & Co.	43,149	4,198,829

		7,849,512

E-Commerce/Products — 5.2%
Alibaba Group Holding, Ltd. ADR†	16,374	3,395,804
Amazon.com, Inc.†	3,367	8,223,460

		11,619,264

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	833	1,365,637

Electric - Integrated — 1.0%
AES Corp.	174,873	2,184,164

Electronic Components - Misc. — 1.3%
Hubbell, Inc.	23,325	2,855,447

Electronic Measurement Instruments — 1.3%
Fortive Corp.	47,538	2,898,867

Finance - Auto Loans — 0.8%
Ally Financial, Inc.	106,209	1,852,285

Finance - Credit Card — 3.1%
Visa, Inc., Class A	35,420	6,915,401

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	17,478	453,205

Footwear & Related Apparel — 0.6%
Skechers U.S.A., Inc., Class A†	40,718	1,275,288

Human Resources — 1.1%
Robert Half International, Inc.	46,430	2,355,858

Insurance - Property/Casualty — 1.5%
Berkshire Hathaway, Inc., Class B†	15,710	2,915,462

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Fidelity National Financial, Inc.	11,065	$352,973

		3,268,435

Internet Brokers — 0.7%
E*TRADE Financial Corp.	35,710	1,626,233

Internet Content - Entertainment — 3.7%
Facebook, Inc., Class A†	36,568	8,231,091

Investment Management/Advisor Services — 0.7%
Raymond James Financial, Inc.	23,422	1,622,676

Machinery - General Industrial — 1.1%
Otis Worldwide Corp.	47,475	2,499,559

Medical Labs & Testing Services — 2.3%
Laboratory Corp. of America Holdings†	28,960	5,077,267

Medical Products — 1.4%
Koninklijke Philips NV†	70,456	3,202,930

Medical - Biomedical/Gene — 1.5%
Biogen, Inc.†	11,136	3,419,754

Medical - Drugs — 5.1%
Novo Nordisk A/S ADR	35,771	2,358,740
Pfizer, Inc.	125,289	4,784,787
Sanofi ADR	85,711	4,209,267

		11,352,794

Medical - HMO — 4.7%
Anthem, Inc.	14,777	4,346,063
UnitedHealth Group, Inc.	20,170	6,148,825

		10,494,888

Networking Products — 2.6%
Cisco Systems, Inc.	121,625	5,816,107

Oil Companies - Exploration & Production — 1.1%
ConocoPhillips	59,727	2,519,285

Oil Companies - Integrated — 2.3%
BP PLC ADR#	93,225	2,157,227
Chevron Corp.	32,505	2,980,708

		5,137,935

Rental Auto/Equipment — 0.3%
United Rentals, Inc.†	5,027	698,200

Retail - Apparel/Shoe — 0.6%
Ross Stores, Inc.	13,731	1,331,358

Retail - Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	7,041	2,937,787

Retail - Building Products — 1.6%
Lowe’s Cos., Inc.	26,855	3,500,549

Retail - Discount — 5.8%
Dollar General Corp.	20,070	3,843,605
Dollar Tree, Inc.†	52,733	5,160,979
Walmart, Inc.	31,165	3,866,330

		12,870,914

Semiconductor Components - Integrated Circuits — 1.9%
NXP Semiconductors NV	5,570	547,289
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,848	3,666,440

		4,213,729

Telephone - Integrated — 1.8%
Verizon Communications, Inc.	70,475	4,043,855

50

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Tobacco — 2.0%
Altria Group, Inc.	113,332	$4,425,615

Transport - Rail — 0.9%
Norfolk Southern Corp.	10,700	1,907,703

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	4,255	6,099,628
Alphabet, Inc., Class C†	4,275	6,108,633

		12,208,261

Total Long-Term Investment Securities
(cost $187,253,165)		218,862,869

REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% , dated 05/29/2020, to be repurchased 06/01/2020 in the amount $3,725,000 collateralized by $3,505,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $3,800,391 (cost $3,725,000)	$3,725,000	3,725,000

TOTAL INVESTMENTS
(cost $190,978,165)(1)	99.8%	222,587,869
Other assets less liabilities	0.2	477,672

NET ASSETS	100.0%	$223,065,541

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At May 31, 2020, the Fund had loaned securities with a total value of $2,157,227. This was secured by collateral of $2,227,536 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	$108,299
United States Treasury Notes/Bonds	0.13% to 6.13%	07/15/2020 to 05/15/2048	2,119,237

(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$218,862,869	$—	$—	$218,862,869
Repurchase Agreements	—	3,725,000	—	3,725,000

Total Investments at Value	$218,862,869	$3,725,000	$—	$222,587,869

See Notes to Financial Statements

51

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	8.5%
Diversified Banking Institutions	7.3
Telephone — Integrated	3.8
Tobacco	3.7
Oil Companies — Integrated	2.9
Chemicals — Diversified	2.9
Diversified Manufacturing Operations	2.8
Electric — Integrated	2.6
Medical — Biomedical/Gene	2.6
Medical — HMO	2.4
Steel — Producers	2.4
Food — Misc./Diversified	2.3
Computer Services	2.3
Medical Instruments	2.2
Insurance — Multi-line	2.1
Medical — Wholesale Drug Distribution	2.1
Networking Products	1.9
Advertising Agencies	1.9
Pipelines	1.9
Insurance Brokers	1.8
Electronic Components — Semiconductors	1.6
Oil Companies — Exploration & Production	1.5
Banks — Super Regional	1.4
Cosmetics & Toiletries	1.4
Medical Products	1.3
Aerospace/Defense	1.3
Electric Products-Misc.	1.2
Machinery — Construction & Mining	1.2
Cable/Satellite TV	1.2
Computers — Memory Devices	1.1
Brewery	1.1
Finance — Credit Card	1.1
Data Processing/Management	1.0
Computers	1.0
Applications Software	1.0
Pharmacy Services	1.0
Insurance — Life/Health	1.0
Apparel Manufacturers	0.9
Oil Refining & Marketing	0.9
Commercial Services — Finance	0.9
Retail — Building Products	0.9
Auto — Cars/Light Trucks	0.8
Investment Management/Advisor Services	0.8
Insurance — Property/Casualty	0.8
Finance — Investment Banker/Broker	0.8
Soap & Cleaning Preparation	0.8
Retail — Discount	0.7
Broadcast Services/Program	0.7
Distribution/Wholesale	0.6
Repurchase Agreements	0.5
Transport — Rail	0.5
Audio/Video Products	0.5
Wireless Equipment	0.5
Finance — Other Services	0.4
Agricultural Biotech	0.4
Home Decoration Products	0.3
Semiconductor Components — Integrated Circuits	0.3
Transport — Services	0.3
Beverages — Non-alcoholic	0.2
Retail — Apparel/Shoe	0.2
Water Treatment Systems	0.2
Medical Labs & Testing Services	0.1
Building Products — Cement	0.1
Gas — Distribution	0.1
Enterprise Software/Service	0.1

95.1%

*	Calculated as a percentage of net assets

52

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.6%
Advertising Agencies — 1.9%
Interpublic Group of Cos., Inc.	620,454	$10,615,968
Omnicom Group, Inc.#	162,350	8,895,156

		19,511,124

Aerospace/Defense — 1.3%
BAE Systems PLC	1,423,347	8,763,010
Lockheed Martin Corp.	10,588	4,112,803

		12,875,813

Agricultural Biotech — 0.4%
Corteva, Inc.	129,885	3,547,159

Apparel Manufacturers — 0.9%
Hanesbrands, Inc.#	905,877	8,931,947

Applications Software — 1.0%
Microsoft Corp.	55,971	10,256,686

Audio/Video Products — 0.5%
Sony Corp.	76,900	4,910,650

Auto - Cars/Light Trucks — 0.8%
General Motors Co.	331,886	8,589,210

Auto/Truck Parts & Equipment - Original — 0.0%
Lear Corp.	3,700	392,385

Banks - Super Regional — 1.4%
US Bancorp	50,461	1,794,393
Wells Fargo & Co.	485,039	12,838,982

		14,633,375

Beverages - Non-alcoholic — 0.2%
PepsiCo, Inc.	18,265	2,402,761

Brewery — 1.1%
Constellation Brands, Inc., Class A	64,570	11,151,239

Broadcast Services/Program — 0.7%
Fox Corp., Class A	197,970	5,774,785
Fox Corp., Class B	30,040	864,551

		6,639,336

Building Products - Cement — 0.1%
CRH PLC	40,130	1,306,480

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	312,259	12,365,456

Chemicals - Diversified — 2.9%
Dow, Inc.	325,021	12,545,811
DuPont de Nemours, Inc.	119,018	6,037,783
LyondellBasell Industries NV, Class A	164,655	10,498,403

		29,081,997

Commercial Services - Finance — 0.9%
H&R Block, Inc.#	511,587	8,696,979

Computer Services — 2.3%
Cognizant Technology Solutions Corp., Class A	226,911	12,026,283
International Business Machines Corp.	91,507	11,429,224

		23,455,507

Computers — 1.0%
HP, Inc.	678,851	10,277,804

Computers - Memory Devices — 1.1%
NetApp, Inc.	254,536	11,337,033

Cosmetics & Toiletries — 1.4%
Unilever NV	267,549	13,784,124

Security Description	Shares	Value (Note 2)

Data Processing/Management — 1.0%
Paychex, Inc.	143,689	$10,385,841

Distribution/Wholesale — 0.6%
Ferguson PLC	80,934	6,392,675

Diversified Banking Institutions — 7.3%
Bank of America Corp.	902,495	21,768,179
Citigroup, Inc.	399,302	19,130,559
JPMorgan Chase & Co.	221,977	21,600,582
Morgan Stanley	253,118	11,187,816

		73,687,136

Diversified Manufacturing Operations — 2.8%
3M Co.	77,850	12,178,854
General Electric Co.	1,088,954	7,154,428
Siemens AG	83,017	9,061,644

		28,394,926

Electric Products - Misc. — 1.2%
Emerson Electric Co.	206,675	12,611,309

Electric - Integrated — 2.6%
Edison International	89,470	5,199,102
FirstEnergy Corp.	316,099	13,358,344
PPL Corp.	12,210	341,147
Public Service Enterprise Group, Inc.	149,378	7,624,253

		26,522,846

Electronic Components - Semiconductors — 1.6%
Broadcom, Inc.	25,717	7,490,590
Samsung Electronics Co., Ltd. GDR	8,501	8,763,846

		16,254,436

Enterprise Software/Service — 0.1%
Constellation Software, Inc.	735	835,509

Finance - Credit Card — 1.1%
American Express Co.	29,760	2,829,283
Visa, Inc., Class A	41,237	8,051,112

		10,880,395

Finance - Investment Banker/Broker — 0.8%
Charles Schwab Corp.	219,956	7,898,620

Finance - Other Services — 0.4%
CME Group, Inc.	22,630	4,132,238

Food - Misc./Diversified — 2.3%
Conagra Brands, Inc.	65,247	2,269,943
Kraft Heinz Co.	475,779	14,496,986
Nestle SA	64,082	6,938,117

		23,705,046

Gas - Distribution — 0.1%
NiSource, Inc.	49,580	1,181,491

Home Decoration Products — 0.3%
Newell Brands, Inc.	257,830	3,390,465

Insurance Brokers — 1.8%
Arthur J. Gallagher & Co.	94,504	8,909,837
Willis Towers Watson PLC	45,804	9,293,632

		18,203,469

Insurance - Life/Health — 1.0%
Equitable Holdings, Inc.	265,272	5,069,348
Prudential Financial, Inc.	76,212	4,645,883

		9,715,231

53

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Multi-line — 2.1%
Allstate Corp.	46,328	$4,531,342
Hartford Financial Services Group, Inc.	110,663	4,237,286
MetLife, Inc.	347,471	12,512,431

		21,281,059

Insurance - Property/Casualty — 0.8%
Berkshire Hathaway, Inc., Class B†	36,205	6,718,924
Fidelity National Financial, Inc.	37,240	1,187,956

		7,906,880

Investment Management/Advisor Services — 0.8%
Raymond James Financial, Inc.	114,160	7,909,005

Machinery - Construction & Mining — 1.2%
Caterpillar, Inc.	104,419	12,543,854

Medical Instruments — 2.2%
Alcon, Inc.†	103,475	6,689,226
Medtronic PLC	155,473	15,326,528

		22,015,754

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	11,484	1,358,328

Medical Products — 1.3%
Koninklijke Philips NV†	296,433	13,504,199

Medical - Biomedical/Gene — 2.6%
Amgen, Inc.	48,676	11,180,877
Gilead Sciences, Inc.	196,968	15,330,020

		26,510,897

Medical - Drugs — 8.5%
AbbVie, Inc.	155,613	14,420,657
AstraZeneca PLC	102,257	10,872,402
Bayer AG	167,928	11,217,107
Bristol-Myers Squibb Co.	258,604	15,443,831
Pfizer, Inc.	481,750	18,398,032
Sanofi	156,620	15,274,462

		85,626,491

Medical - HMO — 2.4%
Anthem, Inc.	49,879	14,669,913
UnitedHealth Group, Inc.	31,820	9,700,327

		24,370,240

Medical - Wholesale Drug Distribution — 2.1%
Cardinal Health, Inc.	282,082	15,427,064
McKesson Corp.	33,483	5,312,748

		20,739,812

Networking Products — 1.9%
Cisco Systems, Inc.	412,338	19,718,003

Oil Companies - Exploration & Production — 1.5%
ConocoPhillips	135,510	5,715,812
Pioneer Natural Resources Co.	101,446	9,292,453

		15,008,265

Oil Companies - Integrated — 2.9%
BP PLC	935,454	3,552,189
Chevron Corp.	105,403	9,665,455
Equinor ASA	563,369	8,224,737
Exxon Mobil Corp.	178,837	8,131,718

		29,574,099

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Refining & Marketing — 0.9%
Marathon Petroleum Corp.	249,322	$8,761,175

Pharmacy Services — 1.0%
CVS Health Corp.	154,329	10,119,353

Pipelines — 1.9%
Enterprise Products Partners LP	503,865	9,623,821
Williams Cos., Inc.	453,609	9,267,232

		18,891,053

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	21,710	2,105,002

Retail - Building Products — 0.9%
Lowe’s Cos., Inc.	66,662	8,689,392

Retail - Discount — 0.7%
Dollar General Corp.	37,612	7,203,074

Semiconductor Components - Integrated Circuits — 0.3%
NXP Semiconductors NV	34,770	3,341,397

Soap & Cleaning Preparation — 0.8%
Henkel AG & Co. KGaA (Preference Shares)†	86,400	7,673,136

Steel - Producers — 2.4%
Nucor Corp.	273,583	11,561,618
Steel Dynamics, Inc.	462,652	12,288,037

		23,849,655

Telephone - Integrated — 3.8%
Verizon Communications, Inc.	674,734	38,716,237

Tobacco — 3.7%
Altria Group, Inc.	594,732	23,224,285
British American Tobacco PLC	41,200	1,629,333
Philip Morris International, Inc.	170,775	12,528,054

		37,381,672

Transport - Rail — 0.5%
Union Pacific Corp.	29,824	5,065,905

Transport - Services — 0.3%
FedEx Corp.	20,404	2,663,946

Water Treatment Systems — 0.2%
Pentair PLC	43,819	1,715,076

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	34,100	4,614,753

Total Long-Term Investment Securities
(cost $1,008,875,056)		957,196,410

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $5,382,000 collateralized by $5,115,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $5,492,840 (cost $5,382,000)	$5,382,000	5,382,000

TOTAL INVESTMENTS
(cost $1,014,257,056)(1)	95.1%	962,578,410
Other assets less liabilities	4.9	49,438,456

NET ASSETS	100.0%	$1,012,016,866

#	The security or a portion thereof is out on loan (see Note 2).

54

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

At May 31, 2020, the Fund had loaned securities with a total value of $17,559,173. This was secured by collateral of $18,373,460 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$2,927,843
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	5,121,240
Government National Mtg. Assoc.	2.50%	09/20/2046	382,572
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	118,201
United States Treasury Notes/Bonds	0.13% to 6.25%	06/15/2020 to 11/15/2049	9,823,604

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$832,423,197	$124,773,213	**	$—	$957,196,410
Repurchase Agreements	—	5,382,000		—	5,382,000

Total Investments at Value	$832,423,197	$130,155,213		$—	$962,578,410

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

55

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.9%
Domestic Fixed Income Investment Companies	19.8
United States Treasury Notes	16.7
International Equity Investment Companies	9.0
Registered Investment Companies	3.0
Options — Purchased .	0.8
International Fixed Income Investment Companies	0.4
United States Treasury Bonds	0.2

100.8%

*	Calculated as a percentage of net assets

56

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 80.1%(1)@
Domestic Equity Investment Companies — 50.9%
VALIC Co. I Blue Chip Growth Fund†	346,482	$7,206,817
VALIC Co. I Dividend Value Fund	716,569	7,151,356
VALIC Co. I Growth Fund	413,627	7,784,470
VALIC Co. I Large Cap Core Fund	651,934	7,601,545
VALIC Co. I Large Capital Growth Fund	358,303	6,026,657
VALIC Co. I Mid Cap Index Fund	148,390	3,079,082
VALIC Co. I Small Cap Aggressive Growth Fund†	57,743	781,838
VALIC Co. I Small Cap Index Fund	89,227	1,345,538
VALIC Co. I Small Cap Special Values Fund	140,310	1,233,324
VALIC Co. I Stock Index Fund	553,179	22,276,531
VALIC Co. I Systematic Core Fund	167,410	3,443,623
VALIC Co. I Systematic Value Fund	548,754	6,469,814
VALIC Co. I Value Fund	460,028	7,199,448
VALIC Co. II Capital Appreciation Fund	353,005	5,729,263
VALIC Co. II Large Cap Value Fund	185,739	3,404,596
VALIC Co. II Mid Cap Growth Fund	209,756	2,175,166
VALIC Co. II Mid Cap Value Fund	124,952	1,915,516
VALIC Co. II Small Cap Growth Fund	23,459	458,849
VALIC Co. II Small Cap Value Fund	35,821	324,180
VALIC Co. II U.S. Socially Responsible Fund	64,574	1,480,689

Total Domestic Equity Investment Companies
(cost $92,384,818)		97,088,302

Domestic Fixed Income Investment Companies — 19.8%
VALIC Co. I Capital Conservation Fund	1,203,383	12,647,556
VALIC Co. I Government Securities Fund	776,023	8,706,982
VALIC Co. I Inflation Protected Fund	235,856	2,674,604
VALIC Co. II Core Bond Fund	809,744	9,741,217
VALIC Co. II High Yield Bond Fund	189,546	1,419,698
VALIC Co. II Strategic Bond Fund	222,230	2,537,863

Total Domestic Fixed Income Investment Companies
(cost $35,639,874)		37,727,920

International Equity Investment Companies — 9.0%
VALIC Co. I Emerging Economies Fund	154,300	1,115,590
VALIC Co. I Global Real Estate Fund	184,312	1,262,539
VALIC Co. I International Equities Index Fund	747,703	4,628,283
VALIC Co. I International Growth Fund	433,206	5,402,085
VALIC Co. I International Socially Responsible Fund	29,419	705,171
VALIC Co. I International Value Fund	522,903	4,068,187
VALIC Co. II International Opportunities Fund	5,386	101,424

Total International Equity Investment Companies
(cost $17,902,907)		17,283,279

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $685,690)	58,975	715,369

Total Affiliated Registered Investment Companies
(cost $146,613,289)		152,814,870

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 16.9%
United States Treasury Bonds — 0.2%
6.13% due 11/15/2027	$316,000	$446,585

United States Treasury Notes — 16.7%
1.50% due 02/15/2030	2,675,000	2,893,075
1.63% due 08/15/2029	2,784,600	3,039,130
1.75% due 11/15/2029	2,652,400	2,929,451
2.25% due 08/15/2027#	2,066,500	2,323,440
2.25% due 11/15/2027#	3,848,800	4,339,071
2.38% due 05/15/2029	5,844,900	6,749,946
2.63% due 02/15/2029	787,200	923,453
2.75% due 02/15/2028	2,396,100	2,798,851
2.88% due 05/15/2028	2,390,600	2,825,671
3.13% due 11/15/2028	2,534,100	3,068,538

		31,890,626

Total U.S. Government Treasuries
(cost $28,949,125)		32,337,211

OPTIONS - PURCHASED — 0.8%
Over the Counter Purchased Put Options(2) (cost $2,704,958)	30,000	1,472,660

Total Long-Term Investment Securities
(cost $178,267,372)		186,624,741

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AB Government Money Market Portfolio, Class AB 0.25%(3) (cost $5,676,971)	5,676,971	5,676,971

TOTAL INVESTMENTS
(cost $183,944,343)(4)	100.8%	192,301,712
Liabilities in excess of other assets	(0.8)	(1,560,915)

NET ASSETS	100.0%	$190,740,797

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com..

†	Non-income producing security
#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank, N.A.	October 2020	$2,300	1,000	$3,044,310	$56,803	$38,510	$(18,293)
S&P 500 Index	Goldman Sachs International	October 2020	2,300	8,000	24,354,480	751,320	308,081	(443,239)
S&P 500 Index	UBS AG	October 2020	2,300	5,000	15,221,550	518,404	192,550	(325,854)
S&P 500 Index	Citibank, N.A.	November 2020	2,200	9,000	27,398,790	724,500	384,300	(340,200)
S&P 500 Index	UBS AG	November 2020	2,200	2,000	6,088,620	148,807	85,400	(63,407)
S&P 500 Index	Citibank, N.A.	December 2020	2,500	4,000	12,177,240	407,326	371,055	(36,271)
S&P 500 Index	UBS AG	December 2020	2,500	1,000	3,044,310	97,798	92,764	(5,034)

				30,000	$91,329,300	$2,704,958	$1,472,660	$(1,232,298)

57

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
90	Short	S&P 500 E-Mini Index	June 2020	$13,244,595	$13,689,000	$(444,405)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$152,814,870	$—	$—	$152,814,870
U.S. Government Treasuries	—	32,337,211	—	32,337,211
Options Purchased	—	1,472,660	—	1,472,660
Short-Term Investment Securities	5,676,971	—	—	5,676,971

Total Investments at Value	$158,491,841	$33,809,871	$—	$192,301,712

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$444,405	$—	$—	$444,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

58

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	12.9%
E-Commerce/Products	10.7
Internet Content — Information/News	7.5
Electronic Components — Semiconductors	6.9
Semiconductor Components — Integrated Circuits	6.8
Real Estate Operations & Development	3.6
Oil Companies — Integrated	3.1
Entertainment Software	2.4
Food — Retail	2.0
Building Products — Cement	1.8
Medical — Drugs	1.8
Auto — Cars/Light Trucks	1.7
Tobacco	1.6
Insurance — Multi-line	1.6
Finance — Mortgage Loan/Banker	1.5
Metal — Iron	1.4
Steel — Producers	1.4
Retail — Restaurants	1.3
Appliances	1.2
Gold Mining	1.2
Metal — Diversified	1.1
Diversified Financial Services	1.1
Auto/Truck Parts & Equipment — Original	1.0
Registered Investment Companies	1.0
Circuit Boards	0.9
Oil Refining & Marketing	0.8
Banks — Money Center	0.8
Computer Services	0.7
Food — Misc./Diversified	0.7
Electric — Generation	0.6
Home Furnishings	0.6
Electronic Components — Misc.	0.6
Semiconductor Equipment	0.6
Electric — Integrated	0.6
Food — Flour & Grain	0.6
Auto/Truck Parts & Equipment — Replacement	0.6
Cosmetics & Toiletries	0.5
Schools	0.5
Water	0.5
Coal	0.5
Rubber/Plastic Products	0.5
Machinery — Construction & Mining	0.5
Building & Construction — Misc.	0.5
Disposable Medical Products	0.5
Paper & Related Products	0.4
Metal Processors & Fabrication	0.4
Transport — Truck	0.4
Banks — Special Purpose	0.4
Building — Heavy Construction	0.4
Consulting Services	0.3
Platinum	0.3
Retail — Drug Store	0.3
Transport — Services	0.3
Building Products — Doors & Windows	0.3
Retail — Misc./Diversified	0.3
Beverages — Non-alcoholic	0.3
Consumer Products — Misc.	0.3
Food — Meat Products	0.3
Tools — Hand Held	0.3
Computers — Periphery Equipment	0.3
Retail — Discount	0.3
Telecom Equipment — Fiber Optics	0.3
Retail — Hypermarkets	0.3
Building & Construction Products — Misc.	0.3
Engineering/R&D Services	0.3
Airport Development/Maintenance	0.3

Athletic Footwear	0.3
Computers	0.3
Gambling (Non-Hotel)	0.2
Retail — Apparel/Shoe	0.2
Gas — Distribution	0.2
Diversified Operations	0.2
Medical — Hospitals	0.2
Apparel Manufacturers	0.2
Advertising Agencies	0.2
Insurance — Reinsurance	0.2
Real Estate Investment Trusts	0.2
Telephone — Integrated	0.1
E-Commerce/Services	0.1

98.4%

Country Allocation*

Cayman Islands	22.5%
China	17.5
South Korea	15.1
Taiwan	10.4
Russia	7.7
Brazil	7.5
India	4.3
South Africa	3.0
United States	2.3
Mexico	2.1
Turkey	2.1
Poland	1.0
Hungary	0.5
Hong Kong	0.5
Netherlands	0.5
Bermuda	0.4
Thailand	0.4
Colombia	0.3
Greece	0.2
Argentina	0.1

98.4%

*	Calculated as a percentage of net assets

59

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Argentina — 0.1%
Banco Macro SA ADR#	37,426	$642,230

Bermuda — 0.4%
Nine Dragons Paper Holdings, Ltd.	3,318,000	2,907,644

Brazil — 7.5%
Atacadao SA	557,710	1,932,436
Banco do Brasil SA	1,188,253	6,867,253
Cia de Saneamento Basico do Estado de Sao Paulo	355,903	3,622,857
Cia Paranaense de Energia, Class B (Preference Shares)	357,229	4,237,505
Construtora Tenda SA	316,675	1,488,930
Cyrela Brazil Realty SA Empreendimentos e Participacoes	364,029	1,156,286
Hypera SA	418,973	2,529,713
IRB Brasil Resseguros S/A	819,217	1,274,198
Itau Unibanco Holding SA ADR	1,463,202	6,218,608
Minerva SA†	861,080	2,160,647
Petrobras Distribuidora SA	556,385	2,256,277
Qualicorp Consultoria e Corretora de Seguros SA	544,205	2,419,006
Raia Drogasil SA	112,532	2,307,873
Smiles Fidelidade SA	184,216	417,017
Vale SA ADR	996,841	9,729,168
YDUQS Part†	701,370	3,743,234

		52,361,008

Cayman Islands — 22.5%
Alibaba Group Holding, Ltd. ADR†	279,369	57,938,337
China Lesso Group Holdings, Ltd.	1,580,000	1,923,418
China Resources Cement Holdings, Ltd.	3,468,000	4,380,639
Country Garden Holdings Co., Ltd.	6,145,000	7,672,607
Geely Automobile Holdings, Ltd.	2,037,000	2,817,407
JD.com, Inc. ADR†	233,885	12,706,972
NetEase, Inc. ADR	30,223	11,572,387
Silicon Motion Technology Corp. ADR	53,648	2,417,915
Tencent Holdings, Ltd.	863,000	45,999,141
Tingyi Cayman Islands Holding Corp.	2,280,000	3,925,128
Vipshop Holdings, Ltd. ADR†	248,764	4,313,568
Zhen Ding Technology Holding, Ltd.	574,000	2,289,169

		157,956,688

China — 17.5%
Anhui Conch Cement Co., Ltd.	1,091,000	8,226,237
China Construction Bank Corp.	21,865,000	17,272,693
China Merchants Bank Co., Ltd.	2,283,500	10,746,012
China Vanke Co., Ltd.	2,312,100	7,573,191
Dongfeng Motor Group Co., Ltd.	2,160,000	1,366,935
Greendland Holdings Corp., Ltd., Class A	4,177,386	3,131,658
Hang Zhou Great Star Industrial Co., Ltd., Class A	1,370,281	2,050,157
Hangzhou Robam Appliances Co., Ltd.	892,718	4,258,019
Industrial & Commercial Bank of China, Ltd.	19,871,000	12,892,502
Livzon Pharmaceutical Group, Inc.	1,076,400	4,341,393
Midea Group Co., Ltd.	508,699	4,206,585
Ping An Insurance Group Co. of China, Ltd.	1,106,500	10,985,578
Poly Developments and Holdings Group Co., Ltd., Class A	2,145,174	4,317,413
Postal Savings Bank of China Co., Ltd.*	9,037,000	5,778,933
Sany Heavy Industry Co., Ltd., Class A	766,112	1,969,163
Shandong Weigao Group Medical Polymer Co., Ltd.	1,792,000	3,150,329
Shanghai Construction Group Co., Ltd., Class A	4,176,656	1,808,118
Suofeiya Home Collection Co., Ltd., Class A	1,255,100	4,548,981
Weichai Power Co., Ltd.	2,229,881	3,891,922
Xiamen C & D, Inc., Class A	1,803,798	2,206,069
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*#	1,110,000	1,968,086
Yanzhou Coal Mining Co., Ltd.	2,250,000	1,724,560
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	539,200	1,915,472
Zhuzhou Kibing Group Co., Ltd., Class A	2,698,693	2,195,947

		122,525,953

Security Description	Shares	Value (Note 2)

Colombia — 0.3%
Ecopetrol SA ADR#	183,088	$1,905,946

Greece — 0.2%
OPAP SA	197,411	1,848,543

Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	495,500	1,650,423
Lenovo Group, Ltd.	3,250,000	1,771,472

		3,421,895

Hungary — 0.5%
Richter Gedeon Nyrt	157,926	3,449,573

India — 4.3%
HDFC Bank, Ltd. ADR	163,367	6,833,642
Housing Development Finance Corp., Ltd.	482,928	10,612,450
Infosys, Ltd. ADR	516,334	4,698,640
ITC, Ltd.	1,646,363	4,286,107
Kotak Mahindra Bank, Ltd.	220,216	3,576,281

		30,007,120

Mexico — 2.1%
Arca Continental SAB de CV	490,289	2,189,602
Fibra Uno Administracion SA de CV	1,485,516	1,139,535
Grupo Aeroportuario del Centro Norte SAB de CV	408,024	1,796,818
Grupo Financiero Banorte SAB de CV, Class O	2,423,343	7,382,210
Kimberly-Clark de Mexico SAB de CV, Class A	1,402,746	2,183,715

		14,691,880

Netherlands — 0.5%
X5 Retail Group NV GDR	115,917	3,403,323

Poland — 1.0%
CD Projekt SA	34,733	3,515,645
Polski Koncern Naftowy Orlen SA	223,217	3,733,310

		7,248,955

Russia — 7.7%
Inter RAO UES PJSC†	32,549,406	2,273,609
Lukoil PJSC ADR	156,959	11,817,443
Magnitogorsk Iron & Steel Works PJSC†	2,027,248	1,159,272
MMC Norilsk Nickel PJSC ADR#	247,853	7,876,768
Polyus PJSC GDR	96,815	7,996,919
Polyus PJSC GDR	4,435	365,315
RusHydro PJSC†	234,874,512	2,301,300
Sberbank of Russia PJSC ADR	813,011	9,300,846
Severstal PAO GDR	252,722	3,315,713
Surgutneftegas PJSC (Preference Shares)†	5,769,320	2,920,643
Tatneft PJSC ADR#	111,722	4,713,551

		54,041,379

South Africa — 3.0%
Absa Group, Ltd.	641,175	2,978,957
Clicks Group, Ltd.	164,768	2,192,578
Exxaro Resources, Ltd.	254,815	1,806,084
Foschini Group, Ltd.	497,339	1,776,655
Impala Platinum Holdings, Ltd.	354,932	2,381,679
Naspers, Ltd., Class N	37,715	5,996,915
Netcare, Ltd.	1,777,693	1,446,086
Telkom SA SOC, Ltd.	885,717	908,616
Woolworths Holdings, Ltd.	1,191,620	1,970,842

		21,458,412

South Korea — 15.1%
Cheil Worldwide, Inc.	100,140	1,347,117
Daelim Industrial Co., Ltd.	34,548	2,581,842
Doosan Bobcat, Inc.	72,321	1,389,110

60

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
E-MART Inc.	21,509	$1,976,100
F&F Co., Ltd.	17,407	1,402,642
GS Engineering & Construction Corp.	65,419	1,513,717
GS Holdings Corp.	46,992	1,434,359
Hana Financial Group, Inc.	311,177	7,505,611
Hyundai Glovis Co., Ltd.	29,841	2,730,640
Hyundai Mobis Co., Ltd.	45,428	7,288,760
Industrial Bank of Korea	402,632	2,700,427
KEPCO Plant Service & Engineering Co., Ltd.	74,818	1,867,814
Kia Motors Corp.	243,913	6,769,418
KT&G Corp.	102,377	6,946,123
LG Household & Health Care, Ltd.	3,538	3,921,945
NongShim Co., Ltd.†	7,861	2,003,432
Samsung Electronics Co., Ltd.	783,717	32,178,088
Shinhan Financial Group Co., Ltd.#	276,304	6,748,918
SK Hynix, Inc.	212,333	14,019,937

		106,326,000

Taiwan — 10.4%
Catcher Technology Co., Ltd.	387,000	2,813,331
Chipbond Technology Corp.	806,000	1,650,290
Elite Material Co., Ltd.	717,000	3,528,859
FLEXium Interconnect, Inc.	571,072	2,064,766
Globalwafers Co., Ltd.	355,000	4,280,787
International Games System Co., Ltd.†	101,000	1,886,435
ITEQ Corp.	531,000	2,390,843
Lite-On Technology Corp.	1,274,000	2,043,473
Nanya Technology Corp.	1,958,000	3,908,370
Novatek Microelectronics Corp.	398,000	2,720,647
Pou Chen Corp.	1,823,000	1,796,681
Powertech Technology, Inc.	731,000	2,364,749
Radiant Opto-Electronics Corp.	688,000	2,364,792
Simplo Technology Co., Ltd.†	201,000	2,143,010
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	697,579	35,109,151
United Microelectronics Corp.	3,898,000	2,007,084

		73,073,268

Thailand — 0.4%
Charoen Pokphand Foods PCL	2,645,900	2,620,115

Turkey — 2.1%
BIM Birlesik Magazalar AS	451,742	4,314,847
Eregli Demir ve Celik Fabrikalari TAS	4,050,683	4,770,291
Ford Otomotiv Sanayi AS	129,404	1,175,768
KOC Holding AS	676,154	1,603,270
Migros Ticaret AS†	561,222	2,744,246

		14,608,422

Security Description	Shares	Value (Note 2)

United States — 1.3%
Yum China Holdings, Inc.	193,434	$8,963,731

Total Long-Term Investment Securities
(cost $675,912,750)		683,462,085

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $6,798,425)	6,798,425	6,798,425

TOTAL INVESTMENTS
(cost $682,711,175)(3)	98.4%	690,260,510
Other assets less liabilities	1.6	11,210,676

NET ASSETS	100.0%	$701,471,186

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $9,662,491 representing 1.4% of net assets.

(1)

At May 31, 2020, the Fund had loaned securities with a total value of $10,060,498. This was secured by collateral of $6,798,425, which was received in cash and subsequently invested in short-term investments currently valued at $6,798,425 as reported in the Portfolio of Investments. Additional collateral of $4,234,180 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	$134,756
United States Treasury Notes/Bonds	0.13% to 6.25%	06/15/2020 to 11/15/2049	4,099,424

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Russia	$45,386,555	$8,654,824		$—	$54,041,379
Other Countries	219,813,530	409,607,176	**	—	629,420,706
Short-Term Investment Securities	6,798,425	—		—	6,798,425

Total Investments at Value	$271,998,510	$418,262,000		$—	$690,260,510

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

61

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	75.3%
Real Estate Operations & Development	10.9
Real Estate Management/Services	9.2
Registered Investment Companies	1.5
Private Equity	1.2
Hotels/Motels	0.7
Building — Heavy Construction	0.3

99.1%

Country Allocation*

United States	49.1%
Japan	13.2
Germany	6.4
United Kingdom	5.8
Australia	4.4
Hong Kong	4.2
Canada	3.1
Singapore	3.0
Cayman Islands	2.1
France	1.7
Sweden	1.4
Switzerland	1.3
Spain	1.0
Norway	0.9
Belgium	0.7
Ireland	0.6
SupraNational	0.2

99.1%

*	Calculated as a percentage of net assets

62

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Australia — 4.4%
BGP Holdings PLC†(1)	479,213	$0
Centuria Industrial REIT	1,607,726	3,154,688
Goodman Group	804,488	8,155,336
Ingenia Communities Group	1,170,299	3,391,399
Mirvac Group	674,112	1,043,466

		15,744,889

Belgium — 0.7%
Warehouses De Pauw CVA	90,897	2,402,044

Canada — 3.1%
Allied Properties Real Estate Investment Trust	97,363	2,828,573
Canadian Apartment Properties REIT	104,952	3,578,056
Summit Industrial Income REIT	602,112	4,596,141

		11,002,770

Cayman Islands — 2.1%
CK Asset Holdings, Ltd.	1,352,000	7,431,743

France — 1.7%
Gecina SA	40,164	5,178,086
Klepierre SA#	49,684	943,993

		6,122,079

Germany — 6.4%
Alstria Office REIT-AG	172,833	2,515,767
Deutsche Wohnen AG	87,163	3,898,648
Instone Real Estate Group AG†*	51,801	1,122,090
Vonovia SE	270,512	15,606,720

		23,143,225

Hong Kong — 4.2%
Link REIT	924,700	6,962,647
Sun Hung Kai Properties, Ltd.	498,504	5,766,695
Swire Properties, Ltd.	1,003,400	2,234,764

		14,964,106

Ireland — 0.6%
Dalata Hotel Group PLC	271,529	983,812
Hibernia REIT PLC	1,104,729	1,336,308

		2,320,120

Japan — 13.2%
Activia Properties, Inc.#	1,047	3,567,503
ESCON Japan Reit Investment Corp.	1,737	1,703,771
GLP J-REIT	3,286	4,388,415
Japan Rental Housing Investments, Inc.	2,913	2,674,846
Kyoritsu Maintenance Co., Ltd.	47,900	1,532,807
Mitsubishi Estate Co., Ltd.	647,600	10,310,684
Mitsui Fudosan Co., Ltd.	235,700	4,541,868
Mitsui Fudosan Logistics Park, Inc.	634	2,761,261
Nippon Prologis REIT, Inc.#	1,870	5,274,316
Sankei Real Estate, Inc.	4,092	3,918,122
Sumitomo Realty & Development Co., Ltd.	239,200	6,634,794

		47,308,387

Norway — 0.9%
Entra ASA*	226,209	3,076,761

Singapore — 3.0%
Ascendas India Trust#	3,810,800	3,840,994
Ascendas Real Estate Investment Trust	528,100	1,174,798
CapitaLand, Ltd.†	624,400	1,282,585
Elite Commercial REIT†	2,029,800	1,693,262
Keppel DC REIT	1,628,900	2,971,044

		10,962,683

Security Description	Shares	Value (Note 2)

Spain — 1.0%
Aedas Homes SA†*	52,941	$869,831
Cellnex Telecom SA*	17,144	973,329
Merlin Properties Socimi SA	226,361	1,903,306

		3,746,466

SupraNational — 0.2%
Unibail-Rodamco-Westfield (Euronext Paris)	1,270	67,246
Unibail-Rodamco-Westfield (Euronext Amsterdam)	13,228	704,055

		771,301

Sweden — 1.4%
Castellum AB	268,760	5,050,525

Switzerland — 1.3%
PSP Swiss Property AG	40,629	4,622,534

United Kingdom — 5.8%
Big Yellow Group PLC	269,914	3,342,053
Derwent London PLC	121,821	4,437,147
Segro PLC	500,052	5,205,003
Tritax Big Box REIT PLC	889,326	1,528,866
Tritax EuroBox PLC* (GBP)	672,689	748,448
Tritax EuroBox PLC* (EUR)	1,469,492	1,617,713
UNITE Group PLC	381,811	4,106,891

		20,986,121

United States — 47.6%
Agree Realty Corp.	43,482	2,729,365
Alexandria Real Estate Equities, Inc.	1,323	203,372
American Assets Trust, Inc.	35,539	930,056
American Homes 4 Rent, Class A	63,083	1,592,215
American Tower Corp.	99,129	25,592,134
Americold Realty Trust	32,999	1,178,394
Apartment Investment & Management Co., Class A	106,997	3,944,979
Apple Hospitality REIT, Inc.	189,804	1,937,899
AvalonBay Communities, Inc.	15,634	2,439,060
Boston Properties, Inc.	24,580	2,113,388
CareTrust REIT, Inc.	47,947	893,253
CoreSite Realty Corp.	17,124	2,137,418
Crown Castle International Corp.	101,951	17,551,884
CubeSmart	45,510	1,295,215
CyrusOne, Inc.	36,663	2,725,527
DiamondRock Hospitality Co.	244,385	1,463,866
Digital Realty Trust, Inc.	35,399	5,081,880
Duke Realty Corp.	68,214	2,352,019
Equinix, Inc.	11,961	8,344,352
Equity LifeStyle Properties, Inc.	41,115	2,561,465
Equity Residential	52,904	3,203,866
Essential Properties Realty Trust, Inc.	97,935	1,335,833
Extra Space Storage, Inc.	19,628	1,899,009
Federal Realty Investment Trust	24,587	1,964,747
Gaming and Leisure Properties, Inc.	107,489	3,712,670
Healthcare Realty Trust, Inc.	60,787	1,866,161
Healthcare Trust of America, Inc., Class A	66,008	1,747,232
Healthpeak Properties, Inc.	206,722	5,093,630
Hudson Pacific Properties, Inc.	35,474	857,407
Invitation Homes, Inc.	258,030	6,786,189
Kilroy Realty Corp.	21,909	1,251,442
Kimco Realty Corp.	195,814	2,175,494
Mid-America Apartment Communities, Inc.	27,053	3,147,887
National Retail Properties, Inc.	110,755	3,476,600
Omega Healthcare Investors, Inc.	13,480	419,767
Pebblebrook Hotel Trust	129,979	1,775,513
Prologis, Inc.	84,007	7,686,641
QTS Realty Trust, Inc., Class A	27,625	1,895,075
Regency Centers Corp.	36,754	1,572,704

63

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Retail Opportunity Investments Corp.	56,907	$534,357
Rexford Industrial Realty, Inc.	21,470	854,506
RLJ Lodging Trust	171,785	1,771,103
SBA Communications Corp.	1,602	503,236
STAG Industrial, Inc.	81,799	2,200,393
Sun Communities, Inc.	16,859	2,312,886
Sunstone Hotel Investors, Inc.	138,877	1,229,062
UDR, Inc.	172,310	6,372,024
Ventas, Inc.	176,855	6,181,082
VEREIT, Inc.	752,561	4,124,034
VICI Properties, Inc.	86,329	1,693,775
Weyerhaeuser Co.	223,976	4,522,075

		171,234,141

Total Long-Term Investment Securities
(cost $363,372,197)		350,889,895

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(2)	4,307,473	4,307,473
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3)	1,020,792	1,020,792

Total Short-Term Investment Securities
(cost $5,328,265)		5,328,265

TOTAL INVESTMENTS
(cost $368,700,462)(4)	99.1%	356,218,160
Other assets less liabilities	0.9	3,224,205

NET ASSETS	100.0%	$359,442,365

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $8,408,172 representing 2.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)

At May 31, 2020, the Fund had loaned securities with a total value of $10,300,173. This was secured by collateral of $1,020,792, which was received in cash and subsequently invested in short-term investments currently valued at $1,020,792 as reported in the Portfolio of Investments. Additional collateral of $9,834,005 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.63% to 8.13%	07/31/2020 to 11/15/2049	$9,834,005

(4)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

EUR—Euro Currency

GBP—British Pound

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (See Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$15,744,889	**	$0	$15,744,889
Other Countries	182,304,157	152,840,849	**	—	335,145,006
Short-Term Investment Securities	5,328,265	—		—	5,328,265

Total Investments at Value	$187,632,422	$168,585,738		$0	$356,218,160

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

64

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Sovereign	20.0%
Foreign Government Obligations	7.9
Medical — Drugs	6.7
Electronic Components — Semiconductors	3.1
U.S. Government Agencies	3.0
Medical — Biomedical/Gene	2.5
Telephone — Integrated	2.5
United States Treasury Notes	2.4
Banks — Commercial	2.4
Repurchase Agreements	2.1
Cosmetics & Toiletries	2.1
Computer Services	1.9
Tobacco	1.9
Electric — Integrated	1.8
Retail — Building Products	1.5
Applications Software	1.4
Cellular Telecom	1.4
Real Estate Investment Trusts	1.2
Metal — Diversified	1.1
Food — Misc./Diversified	1.1
Retail — Apparel/Shoe	1.1
Semiconductor Equipment	1.0
Oil Companies — Integrated	0.9
Food — Retail	0.9
Athletic Footwear	0.8
Beverages — Non-alcoholic	0.8
Semiconductor Components — Integrated Circuits	0.8
Internet Content — Entertainment	0.8
Building — Residential/Commercial	0.8
Diversified Minerals	0.7
Computers	0.7
Networking Products	0.7
Commercial Services — Finance	0.7
Retail — Discount	0.7
Retail — Restaurants	0.7
Finance — Credit Card	0.6
Multimedia	0.6
Aerospace/Defense	0.6
Auto — Cars/Light Trucks	0.6
Telecom Services	0.6
Transport — Services	0.6
Retail — Major Department Stores	0.5
Consumer Products — Misc.	0.5
Oil Refining & Marketing	0.5
Transport — Rail	0.5
Gold Mining	0.5
Chemicals — Diversified	0.4
Distribution/Wholesale	0.4
Commercial Services	0.4
Electronic Components — Misc.	0.4
Medical Products	0.4
Soap & Cleaning Preparation	0.4
Apparel Manufacturers	0.3
Metal — Iron	0.3
Auto — Heavy Duty Trucks	0.3
Casino Hotels	0.3
Data Processing/Management	0.3
Diversified Manufacturing Operations	0.3
Import/Export	0.3
Airport Development/Maintenance	0.3
Oil Companies — Exploration & Production	0.2
Steel — Producers	0.2
Rubber — Tires	0.2
E — Commerce/Services	0.2
Non — Hazardous Waste Disposal	0.2
Retail — Auto Parts	0.2
Industrial Gases	0.2

Food — Meat Products	0.2%
Diversified Financial Services	0.2
Retail — Drug Store	0.2
Food — Wholesale/Distribution	0.2
Precious Metals	0.2
Finance — Other Services	0.2
Transport — Truck	0.2
Investment Management/Advisor Services	0.1
Computers — Memory Devices	0.1
Auto/Truck Parts & Equipment — Original	0.1
Food — Confectionery	0.1
Electric — Distribution	0.1
Enterprise Software/Service	0.1
Food — Catering	0.1
Insurance — Multi-line	0.1
Real Estate Operations & Development	0.1
Containers — Paper/Plastic	0.1
Electronic Connectors	0.1
Insurance — Life/Health	0.1
Building Products — Cement	0.1
Retail — Consumer Electronics	0.1
Office Automation & Equipment	0.1
Electric — Generation	0.1
Private Equity	0.1
Chemicals — Plastics	0.1
Computer Aided Design	0.1
Insurance — Property/Casualty	0.1
Industrial Automated/Robotic	0.1
Petrochemicals	0.1
Diversified Operations	0.1
Retail — Gardening Products	0.1
Photo Equipment & Supplies	0.1
Building & Construction Products — Misc.	0.1
Television	0.1
Coal	0.1
Computer Software	0.1
Retail — Hypermarkets	0.1
Resorts/Theme Parks	0.1
Retail — Perfume & Cosmetics	0.1
Computer Data Security	0.1
Diversified Operations/Commercial Services	0.1
Diversified Banking Institutions	0.1
Diamonds/Precious Stones	0.1
Registered Investment Companies	0.1
Respiratory Products	0.1
Advertising Agencies	0.1
Toys	0.1
Food — Dairy Products	0.1
Diagnostic Kits	0.1
Textile — Apparel	0.1
Paper & Related Products	0.1
Beverages — Wine/Spirits	0.1
Computers — Integrated Systems	0.1
Fisheries	0.1
Internet Infrastructure Software	0.1
Instruments — Controls	0.1
Investment Companies	0.1
Central Bank	0.1
MRI/Medical Diagnostic Imaging	0.1
Entertainment Software	0.1
Agricultural Chemicals	0.1
Retail — Convenience Store	0.1
Brewery	0.1

99.4%

*	Calculated as a percentage of net assets

65

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Country Allocation*

United States	41.1%
Japan	10.8
South Korea	7.3
Mexico	4.6
United Kingdom	4.1
Australia	3.8
Brazil	3.4
India	2.2
Norway	2.3
Indonesia	2.2
Switzerland	2.0
Canada	1.7
Taiwan	1.5
China	1.3
Russia	1.3
Denmark	1.0
Netherlands	0.9
Ireland	0.8
Spain	0.8
Argentina	0.6
Colombia	0.7
Ghana	0.7
Italy	0.6
Hong Kong	0.6
France	0.4
Cayman Islands	0.4
Thailand	0.3
Germany	0.3
Singapore	0.3
Jersey	0.2
Sweden	0.2
South Africa	0.2
New Zealand	0.1
Finland	0.1
Malaysia	0.1
Turkey	0.1
Israel	0.1
Bermuda	0.1
United Arab Emirates	0.1
Belgium	0.1

99.4%

*	Calculated as a percentage of net assets

66

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 63.8%
Australia — 3.8%
AGL Energy, Ltd.	11,479	$127,526
Alumina, Ltd.#	60,728	59,427
Aristocrat Leisure, Ltd.	4,809	81,519
ASX, Ltd.	2,306	134,594
Aurizon Holdings, Ltd.	38,699	121,722
Australia & New Zealand Banking Group, Ltd.	34,983	411,535
Bendigo & Adelaide Bank, Ltd.#	8,057	32,682
BHP Group, Ltd.	59,407	1,389,328
BlueScope Steel, Ltd.	9,893	71,873
Boral, Ltd.#	9,919	20,329
Brambles, Ltd.	28,250	217,697
CIMIC Group, Ltd.#	1,856	30,908
Coca-Cola Amatil, Ltd.	9,549	55,350
Cochlear, Ltd.	1,292	166,376
Coles Group, Ltd.	12,951	131,810
Commonwealth Bank of Australia	22,261	934,524
Crown Resorts, Ltd.	7,407	47,431
CSL, Ltd.	8,481	1,547,190
Dexus#	19,690	117,105
Flight Centre Travel Group, Ltd.	1,117	9,759
Fortescue Metals Group, Ltd.	41,438	380,217
Goodman Group	24,806	251,466
GPT Group	35,171	92,591
Harvey Norman Holdings, Ltd.#	13,737	29,889
Magellan Financial Group, Ltd.	1,534	59,897
Medibank Private, Ltd.	62,121	117,279
Mirvac Group	59,297	91,786
National Australia Bank, Ltd.	49,092	575,620
Newcrest Mining, Ltd.	6,922	139,880
Qantas Airways, Ltd.	8,478	22,336
REA Group, Ltd.	1,066	70,481
Rio Tinto, Ltd.	9,095	562,111
Scentre Group#	77,712	114,142
Sonic Healthcare, Ltd.	7,450	140,053
South32, Ltd.#	87,059	109,314
Telstra Corp., Ltd.	87,578	188,199
Wesfarmers, Ltd.	23,889	636,759
Westpac Banking Corp.	45,005	510,232
Woodside Petroleum, Ltd.	15,438	230,048
Woolworths Group, Ltd.	24,859	582,216

		10,613,201

Austria — 0.0%
OMV AG	2,507	83,103

Belgium — 0.1%
Colruyt SA	1,062	64,239
Proximus SADP	3,103	64,932

		129,171

Bermuda — 0.1%
Invesco, Ltd.	3,300	26,301
Jardine Matheson Holdings, Ltd.	3,300	132,767
Kerry Properties, Ltd.	15,500	36,897
Nine Dragons Paper Holdings, Ltd.	28,000	24,537
NWS Holdings, Ltd.	28,000	22,045
Yue Yuen Industrial Holdings, Ltd.	13,000	18,816

		261,363

Brazil — 0.5%
AMBEV SA	39,000	91,209
Cia de Saneamento Basico do Estado de Sao Paulo	5,700	58,022
Cielo SA	22,600	17,322
Cosan SA	2,500	30,850
Engie Brasil Energia SA	4,200	33,379
Hapvida Participacoes e Investimentos SA*	2,100	21,589

Security Description	Shares	Value (Note 2)

Brazil (continued)
Hypera SA	6,200	$37,435
IRB Brasil Resseguros S/A	10,400	16,176
Itau Unibanco Holding SA (Preference Shares)	59,700	257,761
Itausa - Investimentos Itau SA (Preference Shares)	95,300	158,229
Localiza Rent a Car SA	4,800	34,613
Lojas Renner SA	9,800	70,796
Petrobras Distribuidora SA	10,100	40,958
Porto Seguro SA	1,400	12,409
Telefonica Brasil SA (Preference Shares)	9,300	82,155
Tim Participacoes SA	11,500	29,352
Vale SA	26,500	263,198

		1,255,453

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	2,800	42,112

Canada — 1.7%
Air Canada†	1,000	11,548
Algonquin Power & Utilities Corp.	4,600	64,414
BCE, Inc.	2,700	112,228
Canadian Apartment Properties REIT	600	20,455
Canadian Imperial Bank of Commerce	6,900	442,460
Canadian National Railway Co.	11,900	1,025,050
CGI, Inc.†	2,700	172,529
CI Financial Corp.	4,300	50,968
Constellation Software, Inc.	300	341,024
Empire Co., Ltd., Class A	2,100	47,526
First Capital Real Estate Investment Trust	2,900	27,571
Franco-Nevada Corp.	1,300	182,473
Gildan Activewear, Inc.	3,800	52,714
Great-West Lifeco, Inc.#	3,100	50,479
H&R Real Estate Investment Trust	2,800	19,726
Hydro One, Ltd.*	4,200	81,386
IGM Financial, Inc.	1,100	26,125
Inter Pipeline, Ltd.	6,500	59,531
Keyera Corp.	1,900	30,111
Kirkland Lake Gold, Ltd.	3,800	146,414
Magna International, Inc.	6,700	282,530
Metro, Inc., Class A	4,500	187,667
Pembina Pipeline Corp.	4,200	104,935
Power Corp. of Canada	8,245	134,198
Quebecor, Inc., Class B	2,400	52,764
RioCan Real Estate Investment Trust	2,800	29,610
Rogers Communications, Inc., Class B	5,700	238,871
Saputo, Inc.	3,800	93,368
Shaw Communications, Inc., Class B	3,600	60,739
SmartCentres Real Estate Investment Trust	1,100	16,058
Teck Resources, Ltd., Class B	8,200	77,900
TELUS Corp. (Non Voting Shares)	6,900	119,784
Thomson Reuters Corp.	2,200	147,354
West Fraser Timber Co., Ltd.	900	24,356
Wheaton Precious Metals Corp.	3,500	150,793

		4,685,659

Cayman Islands — 0.4%
ANTA Sports Products, Ltd.	20,000	179,516
China Conch Venture Holdings, Ltd.	28,500	128,728
China Medical System Holdings, Ltd.	25,000	28,643
China Resources Cement Holdings, Ltd.	42,000	53,053
Country Garden Services Holdings Co., Ltd.	14,000	65,880
Dali Foods Group Co., Ltd.*	38,500	24,477
Kingboard Holdings, Ltd.	10,500	25,454
Kingboard Laminates Holdings, Ltd.	19,000	16,670
Lee & Man Paper Manufacturing, Ltd.	27,000	14,646
Longfor Group Holdings, Ltd.*	33,500	153,156
Sands China, Ltd.	51,600	202,913

67

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cayman Islands (continued)
Shenzhou International Group Holdings, Ltd.	11,600	$139,431
Wynn Macau, Ltd.	23,200	39,408
Zhen Ding Technology Holding, Ltd.	8,000	31,905

		1,103,880

Chile — 0.0%
Cia Cervecerias Unidas SA	2,635	19,055
Enel Americas SA	331,149	48,199
Enel Chile SA	503,506	37,738

		104,992

China — 1.3%
Agricultural Bank of China, Ltd.	510,000	207,271
Agricultural Bank of China, Ltd., Class A	49,700	23,663
Anhui Conch Cement Co., Ltd.	24,000	180,962
Anhui Conch Cement Co., Ltd., Class A	3,600	28,662
Bank of China, Ltd.	1,496,000	549,463
Bank of Communications Co., Ltd.	162,000	98,949
Bank of Communications Co., Ltd., Class A	26,700	19,108
China Cinda Asset Management Co., Ltd.	153,000	28,334
China CITIC Bank Corp., Ltd.	187,000	81,555
China Construction Bank Corp.	1,190,000	940,064
China Everbright Bank Co., Ltd.	56,000	22,750
China Minsheng Banking Corp., Ltd.	130,500	91,232
China Minsheng Banking Corp., Ltd., Class A	24,600	19,605
China Petroleum & Chemical Corp.	402,000	187,741
China Shenhua Energy Co., Ltd.	70,000	128,687
China Telecom Corp., Ltd.	172,000	57,297
China Yangtze Power Co., Ltd.	13,500	32,901
Chongqing Rural Commercial Bank Co., Ltd.	46,000	17,669
Dongfeng Motor Group Co., Ltd.	58,000	36,705
Foshan Haitian Flavouring & Food Co., Ltd., Class A	2,160	34,763
Fuyao Glass Industry Group Co., Ltd.*	8,400	18,495
Guangzhou Automobile Group Co., Ltd.	54,000	44,573
Industrial & Commercial Bank of China, Ltd.	793,000	514,506
Jiangsu Expressway Co., Ltd.	22,000	25,974
Kweichow Moutai Co., Ltd., Class A	600	114,899
Postal Savings Bank of China Co., Ltd.#*	64,000	40,926
Sinopec Shanghai Petrochemical Co., Ltd.	70,000	17,388
Wuliangye Yibin Co., Ltd., Class A	1,900	39,477

		3,603,619

Colombia — 0.0%
Ecopetrol SA	83,612	44,608

Czech Republic — 0.0%
Moneta Money Bank AS*	9,760	21,648

Denmark — 1.0%
Coloplast A/S, Class B	2,772	464,991
Novo Nordisk A/S, Class B	33,783	2,202,547
Pandora A/S	2,792	139,405
Tryg A/S	1,513	42,471

		2,849,414

Egypt — 0.0%
Commercial International Bank Egypt SAE	17,432	68,902

Finland — 0.1%
Elisa Oyj	2,854	179,055
Nokian Renkaat Oyj	2,384	55,672
Orion Oyj, Class B	1,946	104,141

		338,868

Security Description	Shares	Value (Note 2)

France — 0.4%
Cie Generale des Etablissements Michelin SCA	2,743	$277,954
Covivio	718	42,139
Hermes International	579	482,713
Peugeot SA†	11,112	159,053
Renault SA†	2,441	55,135
Societe Generale SA†	12,131	179,524

		1,196,518

Germany — 0.3%
adidas AG†	1,479	387,842
Covestro AG†*	3,566	132,206
Deutsche Lufthansa AG†	4,144	41,911
Porsche Automobil Holding SE (Preference Shares)	2,754	148,907
TUI AG	7,813	42,536

		753,402

Greece — 0.0%
JUMBO SA	1,686	30,649
Motor Oil Hellas Corinth Refineries SA	920	15,382
OPAP SA	1,818	17,024

		63,055

Hong Kong — 0.6%
China Mobile, Ltd.	115,500	811,575
CNOOC, Ltd.	224,000	253,347
Galaxy Entertainment Group, Ltd.	31,000	211,472
Guangdong Investment, Ltd.	50,000	98,770
Power Assets Holdings, Ltd.	18,000	100,862
Sino Land Co., Ltd.	26,000	30,380
Vitasoy International Holdings, Ltd.	8,000	29,744
Wharf Holdings, Ltd.#	11,000	19,741

		1,555,891

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	7,801	49,370

India — 1.0%
Asian Paints, Ltd.	2,371	52,421
Bajaj Auto, Ltd.	1,499	53,738
Bharat Petroleum Corp., Ltd.	12,655	57,011
Bharti Infratel, Ltd.	7,225	21,689
Britannia Industries, Ltd.	895	40,088
Coal India, Ltd.	26,225	48,842
Dabur India, Ltd.	9,197	56,974
Eicher Motors, Ltd.	240	52,418
GAIL India, Ltd.	25,071	30,246
HCL Technologies, Ltd.	20,140	147,180
HDFC Asset Management Co., Ltd.*	528	17,668
HDFC Life Insurance Co., Ltd.†*	4,500	30,675
Hero MotoCorp, Ltd.	1,440	44,553
Hindustan Petroleum Corp., Ltd.	13,679	34,913
Hindustan Unilever, Ltd.	15,414	420,912
ICICI Lombard General Insurance Co., Ltd.*	1,589	27,350
Indian Oil Corp., Ltd.	34,289	37,964
Infosys, Ltd.	67,220	616,130
ITC, Ltd.	61,740	160,733
Marico, Ltd.	8,376	38,187
Nestle India, Ltd.	456	105,991
Oil & Natural Gas Corp., Ltd.	41,772	46,032
Page Industries, Ltd.	91	22,407
Petronet LNG, Ltd.	10,050	33,927
Pidilite Industries, Ltd.	1,991	38,716
REC, Ltd.	11,763	13,860
SBI Life Insurance Co., Ltd.†*	3,266	32,989
Tata Consultancy Services, Ltd.	19,126	501,102
Tech Mahindra, Ltd.	7,989	56,129

		2,840,845

68

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Indonesia — 0.2%
Adaro Energy Tbk PT	262,200	$19,838
Charoen Pokphand Indonesia Tbk PT	90,400	35,837
Gudang Garam Tbk PT	7,800	26,049
Hanjaya Mandala Sampoerna Tbk PT	225,100	29,977
Indofood CBP Sukses Makmur Tbk PT	37,200	20,780
Telekomunikasi Indonesia Persero Tbk PT	972,100	210,147
Unilever Indonesia Tbk PT	177,600	94,455
United Tractors Tbk PT	33,200	35,773

		472,856

Ireland — 0.8%
Accenture PLC, Class A	9,400	1,895,228
AIB Group PLC†#	10,314	11,503
Jazz Pharmaceuticals PLC†	400	47,728
Seagate Technology PLC	5,900	312,936

		2,267,395

Israel — 0.1%
Azrieli Group, Ltd.	487	25,543
Check Point Software Technologies, Ltd.†	2,000	219,340
ICL Group, Ltd.	9,695	33,557

		278,440

Italy — 0.6%
Assicurazioni Generali SpA	12,949	180,321
Enel SpA	105,249	809,901
Intesa Sanpaolo SpA†	233,246	404,571
Moncler SpA†	3,197	119,393
Poste Italiane SpA*	8,732	76,918
Recordati SpA	1,436	65,452
Snam SpA	24,001	111,924

		1,768,480

Japan — 3.3%
ABC-Mart, Inc.	500	30,411
Advantest Corp.	2,500	123,654
Astellas Pharma, Inc.	35,000	622,185
Bandai Namco Holdings, Inc.	3,700	206,080
Bridgestone Corp.	10,800	358,848
Canon, Inc.#	15,800	324,039
Daito Trust Construction Co., Ltd.	1,100	116,299
Daiwa House Industry Co., Ltd.	7,500	186,410
Hoya Corp.	7,200	675,811
Iida Group Holdings Co., Ltd.	2,400	35,677
ITOCHU Corp.	26,600	570,915
Japan Airlines Co., Ltd.	2,400	47,228
Japan Post Bank Co., Ltd.	6,100	50,410
Japan Tobacco, Inc.	22,100	438,529
Kakaku.com, Inc.	2,900	70,244
Kao Corp.	7,400	594,053
KDDI Corp.	38,300	1,115,278
Marubeni Corp.	24,700	120,116
Mitsubishi Chemical Holdings Corp.	19,500	114,909
Mitsubishi Gas Chemical Co., Inc.	2,800	41,754
Nexon Co., Ltd.	6,300	131,354
Nippon Building Fund, Inc.	10	62,755
Nippon Telegraph & Telephone Corp.	26,700	604,524
NTT DOCOMO, Inc.	30,600	836,863
Obayashi Corp.	5,100	47,248
Oracle Corp. Japan†	500	58,445
Oriental Land Co., Ltd.	1,600	232,068
Sekisui House, Ltd.	8,700	165,870
Shionogi & Co., Ltd.	4,400	259,983
Showa Denko KK	1,600	38,296
Softbank Corp.	15,900	201,570

Security Description	Shares	Value (Note 2)

Japan (continued)
Subaru Corp.	11,700	$258,543
Tokyo Electron, Ltd.	2,600	519,759
Tosoh Corp.	5,100	70,988
ZOZO, Inc.	3,100	57,157

		9,388,273

Jersey — 0.2%
Amcor PLC	25,800	263,418
Ferguson PLC	1,856	146,599
Polymetal International PLC	1,729	34,888
Polymetal International PLC	10,913	218,774

		663,679

Luxembourg — 0.0%
Aroundtown SA	14,530	79,891

Malaysia — 0.1%
DiGi.Com Bhd	69,800	73,163
Hartalega Holdings Bhd	23,800	68,727
Nestle Malaysia Bhd	1,500	47,910
Petronas Chemicals Group Bhd	49,300	71,568
Petronas Gas Bhd	10,700	46,885

		308,253

Mexico — 0.1%
Fibra Uno Administracion SA de CV	58,700	45,028
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,700	44,597
Kimberly-Clark de Mexico SAB de CV, Class A	27,700	43,122
Promotora y Operadora de Infraestructura SAB de CV†	2,785	21,040
Wal-Mart de Mexico SAB de CV	94,600	236,772

		390,559

Netherlands — 0.9%
Ferrari NV	968	163,957
Koninklijke Ahold Delhaize NV	20,149	511,768
LyondellBasell Industries NV, Class A	6,700	427,192
Unilever NV	24,962	1,292,420
X5 Retail Group NV GDR	1,604	47,939

		2,443,276

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	11,310	210,828
Meridian Energy, Ltd.	15,679	46,476
Spark New Zealand, Ltd.	44,710	122,902

		380,206

Norway — 0.2%
Equinor ASA	8,730	127,451
Mowi ASA	8,567	161,950
Orkla ASA	6,842	61,614
Telenor ASA	13,441	204,302

		555,317

Panama — 0.0%
Carnival Corp.#	7,000	110,180

Philippines — 0.0%
Globe Telecom, Inc.	615	27,723
Manila Electric Co.	4,420	24,728

		52,451

Poland — 0.0%
Powszechny Zaklad Ubezpieczen SA	7,293	54,466

Portugal — 0.0%
Jeronimo Martins SGPS SA	4,041	69,184

69

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Russia — 1.3%
Alrosa PJSC	226,910	$213,739
Inter RAO UES PJSC	2,229,000	156,272
Magnitogorsk Iron & Steel Works PJSC	142,800	81,868
MMC Norilsk Nickel PJSC	3,344	1,057,414
Mobile TeleSystems PJSC ADR	39,600	352,044
Moscow Exchange MICEX-RTS PJSC	58,130	94,496
Novolipetsk Steel PJSC	134,670	262,292
PhosAgro PJSC GDR	8,225	113,505
Polyus PJSC	1,665	276,426
Severstal PJSC	20,678	274,212
Tatneft PJSC	83,041	639,895

		3,522,163

Singapore — 0.3%
CapitaLand Mall Trust	42,000	60,613
ComfortDelGro Corp., Ltd.	42,300	43,276
Mapletree Commercial Trust	17,700	25,169
SATS, Ltd.	12,800	24,225
Singapore Exchange, Ltd.	22,500	132,489
Singapore Technologies Engineering, Ltd.	27,200	61,647
Singapore Telecommunications, Ltd.	155,000	273,992
Venture Corp., Ltd.	4,700	51,211
Yangzijiang Shipbuilding Holdings, Ltd.	50,100	33,543

		706,165

South Africa — 0.2%
AngloGold Ashanti, Ltd.	3,766	92,026
Capitec Bank Holdings, Ltd.	692	33,646
Clicks Group, Ltd.	4,263	56,728
Exxaro Resources, Ltd.	5,846	41,436
Kumba Iron Ore, Ltd.	1,660	44,882
Mr. Price Group, Ltd.	5,754	43,089
RMB Holdings, Ltd.	13,008	39,363
Tiger Brands, Ltd.	2,775	24,884
Vodacom Group, Ltd.	12,179	87,848

		463,902

South Korea — 1.5%
BNK Financial Group, Inc.	5,564	22,895
Coway Co, Ltd.	1,137	61,302
Daelim Industrial Co., Ltd.	393	29,370
DB Insurance Co., Ltd.	881	30,944
Hana Financial Group, Inc.	6,165	148,700
Hankook Tire & Technology Co., Ltd.	1,287	24,449
Hyundai Marine & Fire Insurance Co., Ltd.	1,169	22,927
Industrial Bank of Korea	5,667	38,008
Kangwon Land, Inc.	2,080	40,757
KB Financial Group, Inc.	7,814	215,322
Kia Motors Corp.	3,265	90,615
Korea Zinc Co., Ltd.	143	43,738
KT&G Corp.	2,242	152,116
LG Corp.	1,578	80,671
LG Household & Health Care, Ltd. (Preference Shares)	35	20,238
Lotte Chemical Corp.	341	51,957
NCSoft Corp.	239	152,833
S-1 Corp.	297	22,389
Samsung Electronics Co., Ltd.	39,022	1,602,177
Samsung Electronics Co., Ltd. (Preference Shares)	7,464	259,052
Shinhan Financial Group Co., Ltd.	6,318	154,322
SK Hynix, Inc.	13,703	904,783
SK Telecom Co., Ltd.	406	70,928
Woori Financial Group, Inc.	5,034	37,234

		4,277,727

Security Description	Shares	Value (Note 2)

Spain — 0.8%
Aena SME SA†*	827	$118,360
Banco de Sabadell SA	90,604	27,412
Enagas SA	3,475	78,239
Endesa SA	6,087	144,771
Iberdrola SA	77,892	840,694
Industria de Diseno Textil SA	20,756	580,207
Red Electrica Corp. SA	6,680	117,788
Repsol SA	22,479	210,493

		2,117,964

SupraNational — 0.0%
HKT Trust & HKT, Ltd.	71,000	101,301

Sweden — 0.2%
Boliden AB	4,705	102,573
Hennes & Mauritz AB, Class B	15,720	238,597
ICA Gruppen AB	746	35,089
Skanska AB, Class B†	2,735	54,864
Swedbank AB, Class A†	6,826	85,816
Telia Co AB	40,532	139,328

		656,267

Switzerland — 2.0%
EMS-Chemie Holding AG	151	112,053
Garmin, Ltd.	2,200	198,374
Geberit AG	496	241,888
Nestle SA	18,176	1,967,904
Partners Group Holding AG	383	318,256
Roche Holding AG	6,141	2,131,688
Swisscom AG	458	238,621
TE Connectivity, Ltd.	4,400	357,500

		5,566,284

Taiwan — 1.5%
Accton Technology Corp.	4,000	32,222
Advantech Co., Ltd.	5,000	49,527
Catcher Technology Co., Ltd.	10,000	72,696
Chicony Electronics Co., Ltd.	10,000	28,663
China Development Financial Holding Corp.	192,000	58,199
Chunghwa Telecom Co., Ltd.	65,000	239,276
Eclat Textile Co., Ltd.	4,000	41,245
Far EasTone Telecommunications Co., Ltd.	27,000	58,213
Feng TAY Enterprise Co., Ltd.	6,000	36,232
Formosa Chemicals & Fibre Corp.	56,000	134,479
Formosa Petrochemical Corp.	20,000	58,492
Formosa Plastics Corp.	72,000	199,303
Globalwafers Co., Ltd.	2,000	24,117
Largan Precision Co., Ltd.	2,000	255,590
Lite-On Technology Corp.	36,000	57,743
Nan Ya Plastics Corp.	82,000	172,067
Nanya Technology Corp.	27,000	53,895
Nien Made Enterprise Co., Ltd.	3,000	25,726
Novatek Microelectronics Corp.	10,000	68,358
Phison Electronics Corp.	4,000	36,712
Powertech Technology, Inc.	12,000	38,819
President Chain Store Corp.	10,000	98,453
Shanghai Commercial & Savings Bank, Ltd.	36,000	51,400
Taiwan Business Bank	69,000	24,393
Taiwan Cement Corp.	41,000	58,175
Taiwan Mobile Co., Ltd.	29,000	103,873
Taiwan Semiconductor Manufacturing Co., Ltd.	181,914	1,771,699
Vanguard International Semiconductor Corp.	16,000	39,214
Walsin Technology Corp.†	5,000	31,158
WPG Holdings, Ltd.	23,000	30,101
Yageo Corp.	7,000	86,427
Yuanta Financial Holding Co., Ltd.	121,000	65,590

		4,102,057

70

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Thailand — 0.3%
Advanced Info Service PCL	24,100	$143,191
Airports of Thailand PCL	71,300	138,969
Bumrungrad Hospital PCL	7,300	27,539
Electricity Generating PCL	3,400	29,500
Home Product Center PCL	89,500	40,234
Intouch Holdings PCL	38,200	64,547
Land & Houses PCL	93,500	21,016
PTT Exploration & Production PCL	21,200	55,982
PTT Global Chemical PCL	40,900	55,288
PTT PCL	173,900	191,339
Ratch Group PCL	10,000	22,006
Siam Cement PCL	11,600	125,080

		914,691

Turkey — 0.1%
BIM Birlesik Magazalar AS	8,470	80,902
Eregli Demir ve Celik Fabrikalari TAS	35,174	41,423
Ford Otomotiv Sanayi AS	1,635	14,855
Haci Omer Sabanci Holding AS	13,979	17,055
Tupras Turkiye Petrol Rafinerileri AS†	2,683	33,756
Turkcell Iletisim Hizmetleri AS	19,172	39,805
Turkiye Garanti Bankasi AS†	33,253	38,007
Turkiye Is Bankasi, Class C†	28,480	20,733

		286,536

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	37,941	45,514
Aldar Properties PJSC	69,393	32,732
Dubai Islamic Bank PJSC	30,905	29,912
Emirates Telecommunications Group Co. PJSC	32,397	137,985

		246,143

United Kingdom — 4.1%
Admiral Group PLC	4,481	129,566
Anglo American PLC	17,761	375,738
Auto Trader Group PLC*	16,568	114,650
Barratt Developments PLC	23,137	142,835
Berkeley Group Holdings PLC	2,531	128,606
BHP Group PLC	34,157	669,875
British American Tobacco PLC	19,537	772,628
British Land Co. PLC	16,611	83,914
BT Group PLC	167,043	240,891
Burberry Group PLC	7,771	144,329
Centrica PLC	72,493	32,872
Compass Group PLC	27,825	409,018
Direct Line Insurance Group PLC	26,493	86,981
easyJet PLC#	2,021	17,078
Evraz PLC	10,541	37,056
GlaxoSmithKline PLC	88,601	1,834,901
Hargreaves Lansdown PLC	5,629	128,068
Imperial Brands PLC	21,302	387,187
Intertek Group PLC	2,630	179,653
ITV PLC	82,811	82,479
Kingfisher PLC	34,459	83,031
Land Securities Group PLC	11,220	84,305
M&G PLC	25,119	43,647
Marks & Spencer Group PLC	32,461	39,357
Micro Focus International PLC	3,121	15,749
Mondi PLC	8,190	153,397
Next PLC	3,227	194,734
Persimmon PLC	8,388	238,842
RELX PLC	37,377	868,148
Rio Tinto PLC	23,077	1,236,946
Royal Dutch Shell PLC, Class A	37,176	582,494
Royal Dutch Shell PLC, Class B	31,764	484,708

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Smith & Nephew PLC	7,521	$153,186
SSE PLC	16,869	259,848
Taylor Wimpey PLC	80,820	144,077
Unilever PLC	19,317	1,036,534

		11,617,328

United States — 33.5%
AbbVie, Inc.	19,300	1,788,531
Air Products & Chemicals, Inc.	2,500	604,125
Altria Group, Inc.	38,600	1,507,330
American Electric Power Co., Inc.	8,100	690,525
American Tower Corp.	5,600	1,445,752
Amgen, Inc.	8,600	1,975,420
Apple, Inc.	6,300	2,003,022
Applied Materials, Inc.	17,300	971,914
AT&T, Inc.	50,700	1,564,602
Best Buy Co., Inc.	4,200	327,978
Biogen, Inc.†	3,700	1,136,233
Booking Holdings, Inc.†	300	491,826
BorgWarner, Inc.	2,500	80,375
Bristol-Myers Squibb Co.	30,500	1,821,460
Broadcom, Inc.	4,700	1,368,969
Broadridge Financial Solutions, Inc.	1,700	205,870
Burlington Stores, Inc.†	1,000	209,670
C.H. Robinson Worldwide, Inc.	2,200	178,486
Cabot Oil & Gas Corp.	5,500	109,120
Cadence Design Systems, Inc.†	3,200	292,128
Campbell Soup Co.	3,000	152,940
Celanese Corp.	1,500	134,865
Church & Dwight Co., Inc.	2,500	187,675
Cisco Systems, Inc.	42,200	2,018,004
Citrix Systems, Inc.	1,600	236,992
Clorox Co.	2,600	536,250
Cognizant Technology Solutions Corp., Class A	8,500	450,500
Copart, Inc.†	3,300	294,987
Cummins, Inc.	2,700	457,920
D.R. Horton, Inc.	4,400	243,320
Darden Restaurants, Inc.	2,300	176,778
Delta Air Lines, Inc.	2,900	73,109
Dollar General Corp.	4,500	861,795
Dominion Energy, Inc.	9,300	790,593
Dow, Inc.	8,700	335,820
Eli Lilly & Co.	14,800	2,263,660
Equity LifeStyle Properties, Inc.	1,800	112,140
Erie Indemnity Co., Class A	200	36,048
Estee Lauder Cos., Inc., Class A	3,700	730,639
Expeditors International of Washington, Inc.	2,700	206,199
Extra Space Storage, Inc.	1,700	164,475
F5 Networks, Inc.†	1,100	159,412
Facebook, Inc., Class A†	9,100	2,048,319
FactSet Research Systems, Inc.	300	92,253
Fastenal Co.	10,600	437,356
Fox Corp., Class A	3,900	113,763
Fox Corp., Class B	1,900	54,682
Gap, Inc.	5,100	45,390
General Mills, Inc.	10,300	649,312
General Motors Co.	23,900	618,532
Gilead Sciences, Inc.	23,450	1,825,113
Hanesbrands, Inc.#	5,500	54,230
Healthpeak Properties, Inc.	6,000	147,840
Hershey Co.	3,100	420,608
HollyFrontier Corp.	2,500	78,625
Home Depot, Inc.	8,300	2,062,384
Hormel Foods Corp.#	5,400	263,682
IDEXX Laboratories, Inc.†	600	185,328

71

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Illinois Tool Works, Inc.	4,200	$724,332
Ingredion, Inc.	900	75,807
Intel Corp.	29,800	1,875,314
International Business Machines Corp.	14,000	1,748,600
Intuit, Inc.	4,900	1,422,568
Jack Henry & Associates, Inc.	1,100	198,946
JB Hunt Transport Services, Inc.	1,200	143,604
Johnson & Johnson	13,900	2,067,625
Kellogg Co.	3,500	228,585
Kimberly-Clark Corp.	5,700	806,208
Kimco Realty Corp.	6,000	66,660
KLA Corp.	3,000	527,880
Kohl’s Corp.	3,200	61,504
Kroger Co.	13,200	430,584
Lam Research Corp.	2,200	602,074
Lamb Weston Holdings, Inc.	1,100	66,066
Las Vegas Sands Corp.	6,200	297,228
Lear Corp.	900	95,445
Leggett & Platt, Inc.	2,100	64,239
Lockheed Martin Corp.	4,200	1,631,448
Lowe’s Cos., Inc.	13,500	1,759,725
Lululemon Athletica, Inc.†	1,800	540,171
MarketAxess Holdings, Inc.	500	254,295
Mastercard, Inc., Class A	6,100	1,835,429
Match Group, Inc.†#	500	44,520
Maxim Integrated Products, Inc.	4,600	265,328
Medical Properties Trust, Inc.	4,200	75,936
Merck & Co., Inc.	22,900	1,848,488
Mettler-Toledo International, Inc.†	200	159,000
Microsoft Corp.	12,100	2,217,325
Monster Beverage Corp.†	4,900	352,359
Moody’s Corp.	2,000	534,820
NetApp, Inc.	3,000	133,620
NIKE, Inc., Class B	20,100	1,981,458
Nordstrom, Inc.#	2,000	32,260
Nucor Corp.	3,800	160,588
NVR, Inc.†	70	225,513
O’Reilly Automotive, Inc.†	1,500	625,860
Occidental Petroleum Corp.	9,700	125,615
OGE Energy Corp.	2,300	72,036
Old Dominion Freight Line, Inc.	1,150	196,754
Omnicom Group, Inc.#	3,800	208,202
PACCAR, Inc.	4,500	332,370
Packaging Corp. of America	900	91,269
Paychex, Inc.	5,700	411,996
PepsiCo, Inc.	14,400	1,894,320
Pfizer, Inc.	53,700	2,050,803
Philip Morris International, Inc.	23,100	1,694,616
Phillips 66	6,200	485,212
PPL Corp.	8,500	237,490
Procter & Gamble Co.	15,900	1,843,128
Public Service Enterprise Group, Inc.	7,800	398,112
Public Storage	3,500	709,590
PulteGroup, Inc.	4,300	146,071
Ralph Lauren Corp.	600	45,306
Regeneron Pharmaceuticals, Inc.†	700	428,967
Robert Half International, Inc.	2,300	116,702
Rockwell Automation, Inc.	1,300	281,008
Rollins, Inc.	2,400	100,320
Ross Stores, Inc.	8,100	785,376
S&P Global, Inc.	3,800	1,235,076
Simon Property Group, Inc.	6,600	380,820
Skyworks Solutions, Inc.	3,300	391,182
Snap-on, Inc.	600	77,814

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

United States (continued)
Southwest Airlines Co.		2,400	$77,040
Starbucks Corp.		22,800	1,778,172
Steel Dynamics, Inc.		2,700	71,712
Sysco Corp.		8,500	468,860
T. Rowe Price Group, Inc.		1,700	205,530
Tapestry, Inc.		5,000	68,000
Target Corp.		9,100	1,113,203
Texas Instruments, Inc.		15,700	1,864,218
TJX Cos., Inc.		25,800	1,361,208
Tractor Supply Co.		2,200	268,444
Tyson Foods, Inc., Class A		5,000	307,200
Ulta Beauty, Inc.†		900	219,609
United Parcel Service, Inc., Class B		10,400	1,036,984
Valero Energy Corp.		6,700	446,488
Ventas, Inc.		4,700	164,265
Verizon Communications, Inc.		32,200	1,847,636
VF Corp.		5,300	297,330
ViacomCBS, Inc., Class B		7,600	157,624
Walgreens Boots Alliance, Inc.		11,800	506,692
Walt Disney Co.		13,200	1,548,360
Waste Management, Inc.		4,800	512,400
Waters Corp.†		400	79,940
WEC Energy Group, Inc.		5,200	476,996
Western Union Co.		4,200	84,084
WW Grainger, Inc.		600	185,772
Xilinx, Inc.		2,500	229,875

			94,794,083

Total Common Stocks
(cost $193,746,482)			180,320,591

FOREIGN GOVERNMENT OBLIGATIONS — 20.1%
Argentina — 0.6%
Republic of Argentina Bonds 1.20% due 03/18/2022(1)(2)	ARS	70,765,334	533,912
Republic of Argentina Bonds 1.40% due 03/25/2023(1)(2)	ARS	40,580,167	281,140
Republic of Argentina Bonds 1.50% due 03/25/2024(1)(2)	ARS	40,580,167	259,857
Republic of Argentina Bonds 15.50% due 10/17/2026(1)	ARS	79,847,000	297,408
Republic of Argentina Bonds 16.00% due 10/17/2023(1)	ARS	43,574,000	202,877
Republic of Argentina Notes 18.20% due 10/03/2021(1)	ARS	40,723,000	268,874
Republic of Argentina FRS Bonds 25.50% (BADLARPP+2.00%) due 04/03/2022(1)	ARS	2,800,000	22,845

			1,866,913

Brazil — 2.9%
Federative Republic of Brazil Bills zero coupon due 07/01/2020%	BRL	12,231,000	2,286,977
Federative Republic of Brazil Bills zero coupon due 10/01/2020	BRL	15,230,000	2,831,691
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,820,000	1,971,389

72

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	5,356,000	$1,087,488

			8,177,545

Colombia — 0.7%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	16,902
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	683,210
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	2,400,700,000	731,178
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	90,490
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	417,290

			1,939,070

Ghana — 0.7%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	243,817
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	683,798
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	243,986
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	675,639
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	9,117
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	9,006
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	9,168

			1,874,531

India — 1.2%
Republic of India Bonds 6.79% due 05/15/2027	INR	118,010,000	1,629,522
Republic of India Bonds 6.84% due 12/19/2022	INR	40,000,000	559,096
Republic of India Bonds 7.16% due 05/20/2023	INR	96,000,000	1,345,306

			3,533,924

Indonesia — 2.0%
Republic of Indonesia Bonds 5.63% due 05/15/2023	IDR	87,000,000	5,807

Security Description	Principal Amount(3)		Value (Note 2)

Indonesia (continued)
Republic of Indonesia Bonds 7.00% due 05/15/2022	IDR	294,000,000	$20,441
Republic of Indonesia Bonds 8.25% due 07/15/2021	IDR	4,525,000,000	318,949
Republic of Indonesia Bonds 8.38% due 03/15/2024	IDR	42,198,000,000	3,039,354
Republic of Indonesia Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,563
Republic of Indonesia Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	935,013
Republic of Indonesia Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	520,264
Republic of Indonesia Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	837,354

			5,685,745

Japan — 0.2%
Government of Japan Bills (0.23)% due 09/23/2020	JPY	70,000,000	649,373

Mexico — 4.1%
United Mexican States Bonds 2.50% due 12/10/2020(2)	MXN	2,685,933	121,295
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	957,716
United Mexican States Bonds 6.50% due 06/09/2022	MXN	75,590,000	3,497,399
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	89,440,000	4,156,039
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	769,060
United Mexican States Bonds 8.00% due 12/07/2023	MXN	35,640,000	1,745,684
United Mexican States Bonds 10.00% due 12/05/2024	MXN	6,840,000	364,563

			11,611,756

Norway — 1.9%
Kingdom of Norway Bonds 1.50% due 02/19/2026*	NOK	2,523,000	276,722
Kingdom of Norway Bonds 1.75% due 03/13/2025*	NOK	4,250,000	468,374
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	13,317,000	1,443,369
Kingdom of Norway Bonds 3.00% due 03/14/2024*	NOK	12,091,000	1,374,012

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway (continued)
Kingdom of Norway Bonds 3.75% due 05/25/2021*	NOK	15,973,000	$1,700,533

			5,263,010

South Korea — 5.8%
Republic of South Korea Senior Notes 1.18% due 08/02/2021	KRW	176,000,000	142,884
Republic of South Korea Bonds 1.38% due 09/10/2021	KRW	1,470,700,000	1,197,861
Republic of South Korea Bonds 1.38% due 09/10/2024	KRW	2,374,500,000	1,941,388
Republic of South Korea Bonds 1.38% due 12/10/2029	KRW	9,776,590,000	7,898,920
Republic of South Korea Bonds 1.88% due 03/10/2022	KRW	257,000,000	211,495
Republic of South Korea Bonds 1.88% due 03/10/2024	KRW	2,889,000,000	2,406,653
Republic of South Korea Bonds 2.00% due 12/10/2021	KRW	321,000,000	264,131
Republic of South Korea Bonds 2.25% due 09/10/2023	KRW	742,000,000	624,641
Republic of South Korea Bonds 3.00% due 09/10/2024	KRW	579,100,000	505,185
Republic of South Korea Bonds 4.25% due 06/10/2021	KRW	1,400,000,000	1,172,179

			16,365,337

Total Foreign Government Obligations
(cost $72,320,695)			56,967,204

U.S. GOVERNMENT TREASURIES — 2.4%
United States Treasury Notes — 2.4%
1.50% due 10/31/2024		1,040,000	1,095,819
1.63% due 10/31/2026		1,210,000	1,299,474
2.13% due 05/31/2026		550,000	605,537
2.63% due 12/31/2025		2,227,000	2,503,026
1.63% due 02/15/2026		1,210,000	1,294,038

Total U.S. Government Treasuries
(cost $6,573,285)			6,797,894

Total Long-Term Investment Securities
(cost $272,640,462)			244,085,689

SHORT-TERM INVESTMENT SECURITIES — 11.0%
Foreign Government Obligations — 7.9%
Republic of Argentina(6)
due 12/04/2020(1)(2)	ARS	15,500,328	124,895
due 04/17/2021(1)(2)	ARS	14,833,238	120,512

			245,407

Government of Japan
(0.13)% due 08/24/2020	JPY	13,500,000	125,215
(0.15)%-(0.16)% due 08/11/2020	JPY	176,200,000	1,634,247
(0.16)% due 07/10/2020	JPY	91,900,000	852,290
(0.17)% due 07/06/2020	JPY	304,000,000	2,819,289
(0.18)% due 08/11/2020	JPY	642,000,000	5,954,521
(0.19)% due 11/10/2020	JPY	155,800,000	1,445,856

Security Description	Principal Amount(3)		Value (Note 2)

Foreign Government Obligations (continued)
(0.22)% due 10/12/2020	JPY	77,000,000	$714,406
(0.27)% due 09/10/2020	JPY	74,800,000	693,845
(0.49)% due 06/15/2020	JPY	679,200,000	6,298,285

			20,537,954

Kingdom of Norway
1.16%-1.23% due 06/17/2020*	NOK	2,278,000	234,303
1.15%-1.16% due 09/16/2020*	NOK	1,374,000	141,162

			375,465

United Mexican States
5.36% due 10/22/2020	MXN	50,563,000	223,321
5.46% due 09/24/2020	MXN	90,291,000	400,314
5.67%-5.68% due 08/13/2020	MXN	57,419,000	256,082
5.73% due 07/16/2020	MXN	36,116,000	161,726
5.75% due 07/23/2020	MXN	21,670,000	96,939

			1,138,382

			22,297,208

Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(4)(5)		211,516	211,516

U.S. Government Agencies — 3.0%
Federal Home Loan Bank zero coupon due 06/01/2020		$8,550,000	8,550,000

Total Short-Term Investment Securities
(cost $31,013,844)			31,058,724

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $5,536,000 collateralized by $4,680,000 of United States Treasury Notes, bearing interest at 3.13% due 11/15/2028 and having an approximate value of $5,650,318		5,536,000	5,536,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $354,000 collateralized by $300,000 of United States Treasury Notes, bearing interest at 3.13% due 11/15/2028 and having an approximate value of $362,200		354,000	354,000

Total Repurchase Agreements
(cost $5,890,000)			5,890,000

TOTAL INVESTMENTS
(cost $309,544,306)(7)		99.4%	281,034,413
Other assets less liabilities		0.6	1,673,524

NET ASSETS		100.0%	$282,707,937

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $6,550,968 representing 2.3% of net assets.

†	Non-income producing security

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Principal Amount	Acquistion Cost	Value	Value Per Share	% of Net Assets
Foreign Government Obligations
Republic of Argentina 1.20% due 03/18/2022	03/19/2020 - 04/24/2020	ARS 64,631,188	$1,073,868	$533,912	$0.01	0.19%
Republic of Argentina 1.40% due 03/25/2023	03/26/2020 - 04/24/2020	ARS 37,208,142	684,556	281,140	0.01	0.10
Republic of Argentina 1.50% due 03/25/2024	03/26/2020 - 04/24/2020	ARS 37,208,142	684,556	259,857	0.01	0.09
Republic of Argentina 15.50% due 10/17/2026	10/17/2016 - 05/17/2018	ARS 79,847,000	4,460,922	297,408	0.00	0.11
Republic of Argentina 16.00% due 10/17/2023	10/17/2016 - 05/17/2018	ARS 43,574,000	2,079,973	202,877	0.00	0.07
Republic of Argentina 18.20% due 10/03/2021	10/03/2016 - 08/01/2018	ARS 40,723,000	2,672,053	268,874	0.01	0.10
Republic of Argentina 25.50% (BADLARPP +2.00%) due 04/03/2022	04/03/2017	ARS 2,800,000	186,226	22,845	0.01	0.01
Republic of Argentina discount note due 12/04/2020	04/03/2020	ARS 14,297,600	161,012	124,895	0.01	0.04
Republic of Argentina discount note due 04/17/2021	05/07/2020	ARS 13,814,000	126,492	120,512	0.01	0.04

				$2,112,320		0.75%

(2)	Principal amount of security is adjusted for inflation.
(3)	Denominated in United States Dollars unless otherwise indicated.
(4)

At May 31, 2020, the Fund had loaned securities with a total value of $1,126,735. This was secured by collateral of $211,516, which was received in cash and subsequently invested in short-term investments currently valued at $211,516 as reported in the Portfolio of Investments. Additional collateral of $974,265 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$134,457
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	235,186
Government National Mtg. Assoc.	2.50%	09/20/2046	17,569
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	4,762
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2020 to 08/15/2049	582,291

(5)	The rate shown is the 7-day yield as of May 31, 2020.
(6)	The security was issued on a discount basis with no stated coupon rate
(7)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Colombian Peso

GDR—Global Depositary Receipt

GHS—Ghanaian Cedi

IDR —Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

FRS—Floating Rate Security

The rates shown on the FRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	431,144	USD	475,512	08/31/2020	$–	$(3,985)
	EUR	584,552	USD	661,596	10/16/2020	10,827	–
	EUR	36,820	USD	40,090	10/30/2020	–	(914)

						10,827	(4,899)

Barclays Bank PLC	EUR	183,000	USD	198,996	06/15/2020	–	(4,196)
	EUR	47,026	USD	51,649	06/30/2020	–	(582)

						–	(4,778)

BNP Paribas SA	EUR	118,000	USD	129,737	08/28/2020	–	(1,488)
	JPY	249,916,570	USD	2,321,577	06/24/2020	3,492	–
	USD	2,386,998	JPY	249,916,570	06/24/2020	–	(68,913)

						3,492	(70,401)

Citibank N.A.	AUD	5,644,750	JPY	400,873,210	06/09/2020	–	(45,195)
	BRL	2,842,695	USD	485,605	06/02/2020	–	(47,104)
	BRL	4,830,079	USD	895,926	07/02/2020	–	(7,746)
	BRL	1,762,475	USD	303,847	08/04/2020	–	(25,546)
	BRL	4,622,695	USD	849,040	09/02/2020	–	(13,886)
	BRL	4,999,700	USD	912,191	11/04/2020	–	(19,066)
	EUR	927,117	BRL	5,260,000	07/02/2020	–	(45,671)
	EUR	1,104,900	USD	1,200,485	08/05/2020	–	(27,643)
	EUR	1,906,904	USD	2,076,351	08/14/2020	–	(43,638)
	EUR	89,576	USD	101,060	10/15/2020	1,339	–
	JPY	130,275,000	USD	1,212,830	08/26/2020	3,291	–
	KRW	524,000,000	USD	437,999	06/22/2020	14,916	–
	KRW	538,612,000	USD	469,236	07/17/2020	34,330	–
	KRW	1,049,895,196	USD	904,926	07/29/2020	57,130	–
	KRW	889,209,609	USD	749,629	08/26/2020	31,547	–
	KRW	1,049,895,195	USD	870,127	08/31/2020	22,277	–
	KRW	1,051,000,000	USD	858,800	11/16/2020	9,406	–
	KRW	1,245,000,000	USD	1,015,001	11/23/2020	8,748	–
	MXN	20,773,000	USD	1,021,764	06/17/2020	87,116	–
	MXN	12,274,000	USD	539,040	10/08/2020	–	(4,601)
	MXN	4,669,000	USD	226,250	10/09/2020	19,477	–
	MXN	15,565,000	USD	752,725	10/13/2020	63,765	–
	MXN	22,911,000	USD	1,111,979	10/15/2020	98,122	–
	MXN	20,978,000	USD	1,027,543	10/16/2020	99,344	–
	MXN	18,134,000	USD	715,136	10/27/2020	–	(86,087)
	MXN	30,327,000	USD	1,188,940	10/29/2020	–	(150,667)
	USD	533,839	BRL	2,842,695	06/02/2020	–	(1,130)
	USD	1,196,898	JPY	132,394,900	08/26/2020	32,323	–
	USD	3,489,338	JPY	373,520,000	08/31/2020	–	(21,120)

						583,131	(539,100)

Deutsche Bank AG	EUR	2,024,052	SEK	21,440,300	06/15/2020	28,310	–
	EUR	985,394	SEK	10,720,200	06/16/2020	43,719	–
	EUR	977,933	SEK	10,720,200	07/15/2020	51,655	–
	EUR	2,020,742	SEK	21,440,300	08/13/2020	30,429	–
	EUR	2,907,096	USD	3,191,410	08/26/2020	–	(41,375)
	EUR	60,000	USD	65,132	10/08/2020	–	(1,653)
	EUR	540,927	USD	610,176	10/15/2020	7,988	–
	EUR	133,000	USD	151,410	10/26/2020	3,311	–
	EUR	68,877	USD	74,611	10/27/2020	–	(2,087)
	EUR	154,729	USD	168,395	10/30/2020	–	(3,915)
	KRW	920,000,000	USD	764,755	07/06/2020	21,936	–
	KRW	920,000,000	USD	776,175	08/07/2020	33,247	–
	KRW	2,075,000,000	USD	1,680,706	11/27/2020	3,550	–
	SEK	12,880,000	EUR	1,182,727	06/15/2020	–	(53,868)
	USD	2,397,932	JPY	256,287,860	10/30/2020	–	(15,733)

						224,145	(118,631)

Goldman Sachs International	EUR	1,600,080	CHF	1,730,108	08/12/2020	23,647	–
	EUR	670,937	CHF	705,054	08/13/2020	–	(11,337)
	EUR	789,427	CHF	865,054	11/12/2020	24,373	–

						48,020	(11,337)

HSBC Bank PLC	AUD	2,615,000	JPY	192,654,465	06/12/2020	43,549	–
	AUD	3,040,000	JPY	205,898,592	06/15/2020	–	(116,830)
	AUD	880,000	JPY	57,749,120	06/16/2020	–	(50,997)
	AUD	1,725,000	JPY	116,873,925	09/14/2020	–	(64,275)
	BRL	3,272,300	USD	648,442	06/02/2020	35,227	–
	BRL	1,410,100	USD	273,965	06/25/2020	10,051	–

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	BRL	3,285,500	USD	648,434	07/02/2020	$33,742	$–
	BRL	2,223,816	USD	389,651	08/04/2020	–	(25,964)
	BRL	2,763,195	USD	474,826	09/02/2020	–	(40,984)
	BRL	3,272,300	USD	613,825	10/02/2020	3,618	–
	EUR	1,065,913	JPY	127,435,249	06/25/2020	–	(1,734)
	EUR	235,000	USD	256,065	08/14/2020	–	(5,195)
	EUR	2,131,771	JPY	251,803,394	08/24/2020	–	(32,699)
	EUR	1,065,885	JPY	129,223,689	08/25/2020	14,486	–
	EUR	517,579	USD	581,625	10/13/2020	5,453	–
	EUR	1,065,885	JPY	125,899,192	11/24/2020	–	(16,895)
	INR	51,400,000	USD	670,301	08/26/2020	–	(3,804)
	JPY	49,033,920	USD	455,412	06/08/2020	716	–
	KRW	1,103,729,587	USD	960,642	07/17/2020	69,428	–
	KRW	250,870,413	USD	203,703	07/28/2020	1,125	–
	KRW	3,737,958,907	USD	3,048,409	07/29/2020	29,985	–
	KRW	3,173,000,000	USD	2,600,820	08/11/2020	38,512	–
	KRW	1,485,000,000	USD	1,216,017	10/20/2020	16,205	–
	MXN	80,900,000	USD	3,278,888	10/06/2020	–	(305,267)
	MXN	60,330,000	USD	2,891,129	10/07/2020	218,644	–
	USD	617,182	BRL	3,272,300	06/02/2020	–	(3,967)
	USD	464,866	JPY	49,033,920	06/08/2020	–	(10,170)
	USD	461,883	JPY	49,033,910	09/09/2020	–	(6,521)
	USD	2,147,554	JPY	232,440,560	09/24/2020	11,613	–

						532,354	(685,302)

JPMorgan Chase Bank N.A.	AUD	3,990,000	JPY	294,821,769	06/12/2020	74,489	–
	AUD	2,260,000	JPY	168,762,110	07/14/2020	59,393	–
	AUD	4,773,844	JPY	342,356,422	08/21/2020	–	(3,606)
	AUD	2,040,000	JPY	138,499,782	09/14/2020	–	(73,377)
	AUD	1,363,406	JPY	99,913,673	11/24/2020	20,494	–
	BRL	5,498,100	USD	1,139,923	06/02/2020	109,602	–
	BRL	6,994,800	USD	1,378,889	07/02/2020	70,214	–
	BRL	8,728,400	USD	1,745,332	08/04/2020	114,059	–
	BRL	3,712,800	USD	711,878	10/02/2020	19,528	–
	EUR	2,120,000	USD	2,375,789	06/04/2020	22,391	–
	JPY	46,569,920	USD	445,000	06/08/2020	13,152	–
	JPY	98,894,610	USD	945,678	06/22/2020	28,418	–
	NOK	10,783,100	USD	1,038,917	06/15/2020	–	(70,474)
	NOK	10,979,000	USD	1,058,479	06/19/2020	–	(71,106)
	USD	1,033,089	BRL	5,498,100	06/02/2020	–	(2,768)
	USD	442,020	JPY	46,569,920	06/08/2020	–	(10,173)
	USD	1,178,359	NOK	10,783,100	06/15/2020	–	(68,967)
	USD	1,178,350	NOK	10,717,400	06/16/2020	–	(75,709)
	USD	1,218,170	NOK	10,979,000	06/19/2020	–	(88,585)
	USD	935,157	JPY	98,894,610	06/22/2020	–	(17,896)
	USD	1,061,597	NOK	11,353,925	06/30/2020	106,671	–
	USD	1,079,054	JPY	118,186,100	08/27/2020	18,262	–
	USD	1,066,299	NOK	9,620,500	09/21/2020	–	(75,886)
	USD	312,068	JPY	33,441,948	11/16/2020	–	(1,131)

						656,673	(559,678)

Morgan Stanley and Co., Inc.	EUR	138,000	USD	151,002	11/27/2020	–	(2,772)

Standard Chartered Bank	EUR	3,642,368	USD	4,082,552	06/05/2020	39,106	–
	INR	114,436,600	USD	1,581,337	06/03/2020	68,093	–
	INR	45,804,000	USD	627,302	08/27/2020	26,647	–
	INR	55,008,000	USD	750,031	08/28/2020	28,748	–
	INR	114,436,600	USD	1,490,720	09/03/2020	–	(8,922)
	USD	1,509,399	INR	114,436,600	06/03/2020	3,844	–

						166,438	(8,922)

UBS AG	EUR	176,932	USD	198,323	06/05/2020	1,908	–
	EUR	1,679,100	USD	1,906,534	07/23/2020	40,680	–
	EUR	1,627,422	CHF	1,762,892	08/10/2020	27,375	–
	EUR	226,932	USD	248,281	10/09/2020	–	(4,319)
	EUR	804,122	CHF	881,446	11/09/2020	25,104	–
	USD	1,657,815	EUR	1,470,776	07/23/2020	–	(23,454)

						95,067	(27,773)

Net Unrealized Appreciation (Depreciation)						$2,320,147	$(2,033,593)

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Franc

EUR—Euro Currency

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$106,555,902	$73,764,689	**	$—	$180,320,591
Foreign Government Obligations	—	56,967,204		—	56,967,204
U.S. Government Treasuries	—	6,797,894		—	6,797,894
Short-Term Investment Securities:
Registered Investment Companies	211,516	—		—	211,516
Other Short-Term Investments	—	30,847,208		—	30,847,208
Repurchase Agreements	—	5,890,000		—	5,890,000

Total Investments at Value	$106,767,418	$174,266,995		$—	$281,034,413

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$2,320,147		$—	$2,320,147

LIABILITIES:
Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$2,033,593		$—	$2,033,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

78

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

U.S. Government Treasuries	51.2%
U.S. Government Agencies	47.1
Repurchase Agreements	1.2

99.5%

Credit Quality Allocation@#

P-1	98.3%

*	Calculated as a percentage of net assets
@	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity - 35.7 days

79

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 98.3%
U.S. Government Agencies — 47.1%
Federal Farm Credit Bank 0.01% due 06/01/2020	$9,000,000	$9,000,000
Federal Farm Credit Bank FRS 0.18% (1 ML+0.00%) due 12/16/2020	8,000,000	8,000,000
Federal Home Loan Bank 0.00% due 06/01/2020	32,000,000	32,000,000
0.17% due 06/19/2020	5,400,000	5,399,541
0.30% due 10/22/2020	5,500,000	5,493,446
0.30% due 10/23/2020	5,500,000	5,493,400
0.30% due 10/26/2020	5,500,000	5,493,262
0.32% due 11/25/2020	10,100,000	10,084,109
0.32% due 12/15/2020	7,500,000	7,486,867
0.35% due 12/24/2020	8,500,000	8,482,976
0.35% due 12/28/2020	8,500,000	8,482,646
Federal Home Loan Bank FRS 0.19% (SOFR + 0.13%) due 10/16/2020	8,000,000	8,000,000
Federal Home Loan Mtg. Corp. FRS 0.07% (SOFR+0.01%) due 06/10/2020	8,000,000	8,000,000
0.07% (SOFR + 0.01%) due 07/22/2020	9,000,000	9,000,000
0.07% (SOFR+0.01%) due 08/05/2020	8,000,000	8,000,000
0.07% (SOFR + 0.01%) due 08/07/2020	7,000,000	7,000,000
0.07% (SOFR+0.01%) due 08/25/2020	5,000,000	5,000,000
0.08% (SOFR + 0.02%) due 06/05/2020	8,000,000	8,000,000
0.09% (SOFR + 0.03%) due 06/02/2020	8,000,000	8,000,000
0.09% (SOFR + 0.03%) due 06/17/2020	8,000,000	8,000,000
0.09% (SOFR+0.03%) due 02/24/2021	5,000,000	5,000,000
0.10% (SOFR+0.04%) due 12/04/2020	5,000,000	5,000,000
Federal National Mtg. Assoc. FRS 0.09% (SOFR+0.03%) due 09/04/2020	5,000,000	5,000,000
0.10% (SOFR+0.04%) due 09/11/2020	6,000,000	6,000,000

Total U.S. Government Agencies
(amortized cost $195,416,247)		195,416,247

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 51.2%
United States Treasury Bills
0.05% due 09/17/2020	$6,400,000	$6,399,098
0.06% due 06/09/2020	10,000,000	9,999,857
0.07% due 06/02/2020	7,000,000	6,999,986
0.07% due 06/04/2020	33,000,000	32,999,804
0.07% due 06/11/2020	10,000,000	9,999,803
0.07% due 06/16/2020	17,000,000	16,999,518
0.07% due 06/18/2020	8,000,000	7,999,745
0.07% due 06/23/2020	11,000,000	10,999,530
0.07% due 07/09/2020	10,000,000	9,999,282
0.08% due 06/09/2020	15,000,000	14,999,733
0.08% due 06/23/2020	7,000,000	6,999,647
0.08% due 06/30/2020	11,000,000	10,999,291
0.09% due 06/18/2020	11,000,000	10,999,533
0.09% due 06/25/2020	4,000,000	3,999,773
0.09% due 06/30/2020	6,000,000	5,999,555
0.09% due 07/02/2020	10,000,000	9,999,212
0.10% due 06/11/2020	10,000,000	9,999,722
0.10% due 06/25/2020	7,000,000	6,999,557
0.10% due 07/07/2020	9,500,000	9,499,098
0.16% due 09/10/2020	9,700,000	9,695,782

Total U.S. Government Treasuries
(amortized cost $212,587,526)		212,587,526

Total Short-Term Investment Securities — 98.3%
(amortized cost $408,003,773)		408,003,773

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $5,138,000 and collateralized by $4,790,000 of United States Treasury Notes, bearing interest at 2.63%, due 12/31/2023 and having an approximate value of $5,245,888 (cost $5,138,000)	5,138,000	5,138,000

TOTAL INVESTMENTS
(amortized cost $413,141,773)(1)	99.5%	413,141,773
Other assets less liabilities	0.5	2,059,207

NET ASSETS	100.0%	$415,200,980

(1)	See Note 5 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$408,003,773	$—	$408,003,773

Repurchase Agreements	—	5,138,000	—	5,138,000

Total Investments at Value	$—	$413,141,773	$—	$413,141,773

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

80

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	36.8%
United States Treasury Notes	17.1
Federal Home Loan Mtg. Corp.	13.7
United States Treasury Bonds	10.3
Diversified Financial Services	5.7
Government National Mtg. Assoc.	4.9
Repurchase Agreements	2.3
Sovereign	1.7
Resolution Funding Corp	1.4
Federal Farm Credit Bank	1.2
Diversified Banking Institutions	1.0
Banks — Super Regional	0.6
Airlines	0.5
Telephone — Integrated	0.5
Multimedia	0.3
Tennessee Valley Authority	0.3
Pharmacy Services	0.3
Pipelines	0.2
Electric — Integrated	0.2
Real Estate Investment Trusts	0.2
Medical — Biomedical/Gene	0.1
Insurance — Mutual	0.1
Medical — Drugs	0.1
Transport — Rail	0.1
Oil Companies — Exploration & Production	0.1
Finance — Credit Card	0.1
Medical Instruments	0.1

99.9%

Credit Quality Allocation†#

Aaa	92.6%
A	2.5
Baa	2.0
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

81

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
BANK Series 2020-BN26, Class A4 2.40% due 03/15/2063(1)	$500,000	$515,474
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	294,576	287,489
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(1)	1,250,000	1,329,493
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.63% due 08/15/2045(1)(2)(3)	758,698	20,991
COMM Mtg. Trust VRS Series 2020-CBM, Class A1 2.24% due 02/10/2037*(1)(3)	600,000	566,499
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	32,636	32,799
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.55% due 09/10/2035*(1)(3)	398,000	424,006
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,210,615
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	298,742	302,766
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	1,028,140
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	540,020	542,751
UBS Commercial Mtg. Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(1)	1,500,000	1,626,635
UBS-BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	220,966
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	296,844	299,899

Total Asset Backed Securities
(cost $8,196,282)		8,408,523

U.S. CORPORATE BONDS & NOTES — 4.1%
Airlines — 0.5%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	633,421	554,769
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	291,604	255,454

		810,223

Banks - Super Regional — 0.6%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	900,000	911,485

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	400,000	433,811

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	$162,000	$171,164
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	324,425

		929,400

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	248,521

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	114,201

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	156,246

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	99,000	103,701

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	160,476

Medical - Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	126,000	130,986

Multimedia — 0.3%
Walt Disney Co. Company Guar. Notes 2.00% due 09/01/2029	500,000	506,622

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	114,639

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	502,936

Pipelines — 0.2%
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	139,840
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	140,141

		279,981

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	247,770

Telephone - Integrated — 0.5%
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	500,000	543,467

82

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	$171,000	$187,370

		730,837

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	93,659
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	22,444

		116,103

Total U.S. Corporate Bonds & Notes
(cost $5,901,777)		6,064,127

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	229,995
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	375,307

Total Foreign Corporate Bonds & Notes
(cost $580,000)		605,302

U.S. GOVERNMENT AGENCIES — 58.3%
Federal Farm Credit Bank — 1.2%
3.33% due 04/28/2037	500,000	616,439
3.35% due 10/21/2025	1,000,000	1,142,780

		1,759,219

Federal Home Loan Mtg. Corp. — 13.7%
2.50% due 05/01/2050	798,623	832,038
3.50% due 06/01/2033	1,044,858	1,121,567
4.50% due 09/01/2039	338,007	376,115
4.50% due 11/01/2039	178,723	198,769
4.50% due 02/01/2040	251,870	280,120
4.50% due 04/01/2040	24,601	27,353
4.50% due 06/01/2040	57,165	63,478
4.50% due 08/01/2040	275,773	306,483
4.50% due 03/01/2041	914,977	1,002,140
4.50% due 04/01/2041	123,568	137,339
4.50% due 06/01/2041	229,261	255,206
5.00% due 10/01/2034	20,917	22,827
5.50% due 12/01/2036	9,861	10,852
6.00% due 11/01/2033	52,498	60,619
6.50% due 02/01/2032	18,473	21,139
8.00% due 02/01/2030	342	344
8.00% due 08/01/2030	141	169
8.00% due 06/01/2031	1,281	1,489
Federal Home Loan Mtg. Corp. FRS 3.96% (12 ML+1.83%) due 12/01/2035	5,317	5,421
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	720,807	778,961
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	634,378
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	473,282

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	$1,000,000	$1,111,693
Federal Home Loan Mtg. Corp. REMIC
Series 4150, Class GE 2.00% due 01/15/2033(4)	863,840	893,985
Series 4186, Class JE 2.00% due 03/15/2033(4)	253,834	266,329
Series 4594, Class GN 2.50% due 02/15/2045(4)	643,510	672,603
Series 3981, Class PA 3.00% due 04/15/2031(4)	177,078	182,641
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,964,694
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	2,554,485	216,481
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	1,142,433
Series 4365, Class HZ 3.00% due 01/15/2040(4)	831,611	891,928
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,138,696	1,212,362
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	1,098,178
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,082,477
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	516,283
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,657,474
Series 3786, Class PB 4.50% due 07/15/2040(4)	675,269	711,013
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 6.32% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	361,547	67,539

		20,298,202

Federal National Mtg. Assoc. — 36.8%
2.55% due 09/01/2034	700,000	759,603
2.81% due 04/01/2025	800,000	863,403
2.94% due 01/01/2026	1,561,961	1,703,747
3.00% due 03/01/2043	902,064	967,075
3.00% due 02/01/2050	982,939	1,040,176
3.12% due 07/01/2029	3,500,000	3,993,939
3.30% due 02/01/2030	2,942,043	3,325,213
3.50% due 07/01/2049	1,297,177	1,368,014
3.64% due 07/01/2028	1,500,000	1,730,272
3.69% due 05/01/2030	1,484,534	1,741,339
4.00% due 09/01/2040	79,462	87,461
4.00% due 10/01/2040	61,426	67,502
4.00% due 12/01/2040	112,130	123,436
4.00% due 01/01/2041	234,133	257,715
4.00% due 02/01/2041	768,870	846,356
4.00% due 03/01/2041	1,270,138	1,398,249
4.00% due 06/01/2042	640,774	691,166
4.00% due 03/01/2043	1,973,835	2,159,558
5.00% due 12/01/2036	9,213	10,051
5.50% due 12/01/2033	13,356	15,020
5.50% due 10/01/2034	7,245	7,982
6.50% due 07/01/2032	4,046	4,608
7.00% due 09/01/2031	12,342	13,997

83

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. FRS 3.37% (12 ML+1.37%) due 02/01/2035	$849	$856
3.37% (6 ML+1.50%) due 01/01/2036	8,474	8,621
3.98% (1 Yr USTYCR+2.23%) due 11/01/2034	8,142	8,191
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	145,935	30,090
Federal National Mtg. Assoc. VRS 2.64% due 12/01/2026(3)	1,905,981	2,058,682
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,125,012	1,213,205
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	172,937	166,355
Series 2020-M8, Class A2 1.82% due 02/25/2030(1)	800,000	834,313
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	645,467	668,554
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	138,123	139,696
Series 2020-12, Class JC 2.00% due 03/25/2050(4)	1,481,869	1,534,835
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,209,009	1,249,720
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	1,426,354	1,488,335
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	484,607	502,825
Series 2019-M31, Class A2 2.85% due 04/25/2034(1)	1,000,000	1,098,007
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	1,704,839	1,757,817
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	3,229,474
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	633,461	671,315
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	454,894	483,030
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	459,295	487,415
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	2,172,720
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	815,332	837,476
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	950,565
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,445,919
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,148,812
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	27,067	27,131
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	1,067,220
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	250,000	307,114
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	49,193	57,589
Federal National Mtg. Assoc. REMIC VRS
Series 2015-M13, Class A2 2.71% due 06/25/2025(1)(3)	515,000	554,432

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	$1,239,000	$1,327,752
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,220,693	1,307,609
Series 2018-M4, Class A2 3.05% due 03/25/2028(1)(3)	1,400,000	1,574,729

		54,586,286

Government National Mtg. Assoc. — 4.9%
3.50% due 09/15/2048	873,055	963,512
3.50% due 10/15/2048	1,030,450	1,136,210
3.50% due 02/15/2049	990,842	1,093,216
4.00% due 01/20/2050	977,311	1,042,085
4.50% due 03/15/2038	17,365	19,187
4.50% due 03/15/2039	4,265	4,751
4.50% due 05/15/2039	123,785	137,848
4.50% due 06/15/2039	100,820	112,207
4.50% due 07/15/2039	178,030	197,096
4.50% due 09/15/2039	2,852	3,177
4.50% due 12/15/2039	61,047	66,844
4.50% due 04/15/2040	85,103	94,813
4.50% due 06/15/2040	206,438	229,842
4.50% due 08/15/2040	37,529	41,784
5.00% due 09/15/2035	1,228	1,414
5.00% due 02/15/2036	44,981	51,136
5.00% due 05/15/2036	5,809	6,404
6.00% due 01/15/2032	6,060	6,798
7.50% due 02/15/2029	2,403	2,414
7.50% due 07/15/2030	114	117
7.50% due 01/15/2031	4,284	4,890
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	524,933
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	222,918	248,783
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	780,812	854,369
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	395,627	452,996

		7,296,826

Resolution Funding Corp — 1.4%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,999,347

Tennessee Valley Authority — 0.3%
0.75% due 05/15/2025	500,000	505,065

Total U.S. Government Agencies
(cost $80,998,906)		86,444,945

U.S. GOVERNMENT TREASURIES — 27.4%
United States Treasury Bonds — 10.3%
zero coupon due 08/15/2024 STRIPS	2,040,000	2,010,092
2.88% due 08/15/2045#	1,000,000	1,318,320
3.00% due 02/15/2048	750,000	1,027,090
3.13% due 02/15/2043	1,000,000	1,354,961
3.75% due 08/15/2041#	4,000,000	5,883,125
3.75% due 11/15/2043	1,000,000	1,488,399
3.88% due 08/15/2040	1,500,000	2,234,531

		15,316,518

United States Treasury Notes — 17.1%
0.63% due 03/31/2027	5,000,000	5,047,265
1.75% due 05/15/2023	8,000,000	8,366,250
2.50% due 08/15/2023	3,000,000	3,219,844

84

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.75% due 02/15/2024	$2,500,000	$2,732,031
2.88% due 08/15/2028	5,000,000	5,930,469

		25,295,859

Total U.S. Government Treasuries
(cost $34,765,721)		40,612,377

FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Sovereign — 1.7%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,442,577)	2,641,000	2,557,845

Total Long-Term Investment Securities
(cost $132,885,263)		144,693,119

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(7)(8) (cost $16,040)	16,040	16,040

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $3,432,000 collateralized by $3,265,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $3,540,164 (cost $3,432,000)	3,432,000	3,432,000

TOTAL INVESTMENTS
(cost $136,333,303)(9)	99.9%	148,141,159
Other assets less liabilities	0.1	197,056

NET ASSETS	100.0%	$148,338,215

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $3,992,547 representing 2.7% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2020.
(6)	Principal Only
(7)	The rate shown is the 7-day yield as of May 31, 2020.
(8)

At May 31, 2020, the Fund had loaned securities with a total value of $7,269,672. This was secured by collateral of $16,040, which was received in cash and subsequently invested in short-term investments currently valued at $16,040 as reported in the Portfolio of Investments. Additional collateral of $7,334,565 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	12/25/2020 to 06/25/2050	$2,876,712
Federal National Mtg. Assoc.	0.47% to 27.69%	08/25/2026 to 02/25/2060	2,362,869
Government National Mtg. Assoc.	0.62% to 29.66%	10/16/2032 to 02/16/2062	2,094,984

(9)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$8,408,523	$—	$8,408,523
U.S. Corporate Bonds & Notes	—	6,064,127	—	6,064,127
Foreign Corporate Bonds & Notes	—	605,302	—	605,302
U.S. Government Agencies	—	86,444,945	—	86,444,945
U.S. Government Treasuries	—	40,612,377	—	40,612,377
Foreign Government Obligations	—	2,557,845	—	2,557,845
Short-Term Investment Securities	16,040	—	—	16,040
Repurchase Agreements	—	3,432,000	—	3,432,000

Total Investments at Value	$16,040	$148,125,119	$—	$148,141,159

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

85

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	13.5%
E-Commerce/Products	12.1
Finance — Credit Card	8.0
Internet Content — Entertainment	6.4
Commercial Services — Finance	6.3
Medical — Drugs	4.4
Web Portals/ISP	3.7
Computers	3.6
Medical Instruments	3.5
Real Estate Investment Trusts	2.3
Electronic Forms	2.3
E-Commerce/Services	2.2
Semiconductor Equipment	2.2
Retail — Building Products	2.1
Commercial Services	1.9
Distribution/Wholesale	1.9
Athletic Footwear	1.9
Finance — Other Services	1.7
Data Processing/Management	1.5
Medical — HMO	1.5
Medical Labs & Testing Services	1.5
Auto — Cars/Light Trucks	1.3
Diagnostic Equipment	1.3
Semiconductor Components — Integrated Circuits	1.3
Retail — Major Department Stores	1.2
Electronic Components — Semiconductors	1.2
Coatings/Paint	1.0
Containers — Metal/Glass	0.6
Exchange — Traded Funds	0.5
Registered Investment Companies	0.4
Medical — Biomedical/Gene	0.4
Aerospace/Defense	0.4
Cosmetics & Toiletries	0.4
Retail — Restaurants	0.4
Medical Products	0.3
Cable/Satellite TV	0.3
Beverages — Non-alcoholic	0.3
Retail — Discount	0.3
Diversified Banking Institutions	0.2
Transport — Rail	0.2
Industrial Gases	0.2
Multimedia	0.2
Computer Aided Design	0.2
Repurchase Agreements	0.2
Oil Companies — Exploration & Production	0.2
Computer Services	0.1
Enterprise Software/Service	0.1
Insurance Brokers	0.1
Electronic Measurement Instruments	0.1
Tobacco	0.1
Investment Management/Advisor Services	0.1
Electric — Integrated	0.1
Chemicals — Diversified	0.1
Instruments — Controls	0.1
Retail — Auto Parts	0.1
Diversified Manufacturing Operations	0.1
Aerospace/Defense — Equipment	0.1
Hotels/Motels	0.1
Electronic Connectors	0.1
Auto — Heavy Duty Trucks	0.1
Electric Products — Misc.	0.1
Building — Residential/Commercial	0.1
Machinery — Construction & Mining	0.1
Transport — Services	0.1
Retail — Apparel/Shoe	0.1
Drug Delivery Systems	0.1
Entertainment Software	0.1
Non — Hazardous Waste Disposal	0.1
Consulting Services	0.1

Finance — Investment Banker/Broker	0.1
Machinery — Farming	0.1
Decision Support Software	0.1
Insurance — Property/Casualty	0.1
Chemicals — Specialty	0.1
Diagnostic Kits	0.1
Building Products — Cement	0.1

100.6%

*	Calculated as a percentage of net assets

86

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 0.4%
Boeing Co.	4,976	$725,750
Lockheed Martin Corp.	5,250	2,039,310
Northrop Grumman Corp.	3,315	1,111,188
Raytheon Technologies Corp.	16,454	1,061,612
TransDigm Group, Inc.	1,053	447,335

		5,385,195

Aerospace/Defense - Equipment — 0.1%
Howmet Aerospace Inc Common Stock	4,096	53,575
L3Harris Technologies, Inc.	4,675	932,429

		986,004

Apparel Manufacturers — 0.0%
VF Corp.	3,670	205,887

Applications Software — 13.5%
Intuit, Inc.	92,464	26,844,148
Microsoft Corp.	531,085	97,321,326
salesforce.com, Inc.†	127,607	22,304,428
ServiceNow, Inc.†	94,054	36,486,368

		182,956,270

Athletic Footwear — 1.9%
NIKE, Inc., Class B	261,486	25,777,290

Auto - Cars/Light Trucks — 1.3%
Ferrari NV	105,401	17,782,203

Auto - Heavy Duty Trucks — 0.1%
Cummins, Inc.	2,042	346,323
PACCAR, Inc.	7,315	540,286

		886,609

Banks - Commercial — 0.0%
First Republic Bank	1,747	188,973
SVB Financial Group†	699	150,110

		339,083

Beverages - Non-alcoholic — 0.3%
Coca - Cola Co.	32,620	1,522,702
Monster Beverage Corp.†	5,409	388,961
PepsiCo, Inc.	14,156	1,862,222

		3,773,885

Beverages - Wine/Spirits — 0.0%
Brown - Forman Corp., Class B	3,853	254,028

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	2,942	179,344

Building Products - Air & Heating — 0.0%
Carrier Global Corp.†	9,094	186,154

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	1,323	254,135
Vulcan Materials Co.	2,799	303,188

		557,323

Building Products - Wood — 0.0%
Masco Corp.	6,008	280,273

Building - Maintenance & Services — 0.0%
Rollins, Inc.	1,399	58,478

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	7,093	392,243
NVR, Inc.†	85	273,837
PulteGroup, Inc.	5,387	182,996

		849,076

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	3,316	$1,803,904
Comcast Corp., Class A	53,767	2,129,173

		3,933,077

Casino Hotels — 0.0%
Las Vegas Sands Corp.	4,074	195,308
MGM Resorts International	6,644	114,144
Wynn Resorts, Ltd.	2,044	170,224

		479,676

Chemicals - Diversified — 0.1%
Celanese Corp.	2,556	229,810
Dow, Inc.	15,682	605,325
FMC Corp.	2,741	269,742
PPG Industries, Inc.	2,551	259,360

		1,364,237

Chemicals - Specialty — 0.1%
Ecolab, Inc.	2,705	575,029

Coatings/Paint — 1.0%
Sherwin - Williams Co.	22,587	13,413,290

Commercial Services — 1.9%
Cintas Corp.	1,772	439,385
CoStar Group, Inc.†	39,306	25,816,181
Quanta Services, Inc.	1,355	50,040

		26,305,606

Commercial Services - Finance — 6.3%
Adyen NV†*	15,539	20,443,281
Automatic Data Processing, Inc.	5,675	831,331
Equifax, Inc.	1,537	236,022
FleetCor Technologies, Inc.†	1,835	447,355
Global Payments, Inc.	3,114	558,932
IHS Markit, Ltd.	6,191	430,027
MarketAxess Holdings, Inc.	801	407,380
Moody’s Corp.	3,434	918,286
PayPal Holdings, Inc.†	24,833	3,849,363
S&P Global, Inc.	122,535	39,826,326
TransUnion	204,986	17,688,242

		85,636,545

Computer Aided Design — 0.2%
ANSYS, Inc.†	1,811	512,513
Autodesk, Inc.†	4,654	979,108
Cadence Design Systems, Inc.†	5,934	541,715
Synopsys, Inc.†	3,180	575,294

		2,608,630

Computer Data Security — 0.0%
Fortinet, Inc.†	3,002	417,878

Computer Services — 0.1%
Accenture PLC, Class A	8,462	1,706,109
Leidos Holdings, Inc.	1,408	148,248

		1,854,357

Computer Software — 0.0%
Akamai Technologies, Inc.†	2,460	260,268
Citrix Systems, Inc.	1,264	187,224

		447,492

Computers — 3.6%
Apple, Inc.	152,424	48,461,687

Computers - Memory Devices — 0.0%
NetApp, Inc.	2,220	98,879
Seagate Technology PLC	2,934	155,619

		254,498

87

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Consulting Services — 0.1%
Gartner, Inc.†	1,892	$230,257
Verisk Analytics, Inc.	2,390	412,705

		642,962

Consumer Products - Misc. — 0.0%
Kimberly - Clark Corp.	3,552	502,395

Containers - Metal/Glass — 0.6%
Ball Corp.	116,171	8,278,345

Cosmetics & Toiletries — 0.4%
Colgate - Palmolive Co.	8,157	589,996
Coty, Inc., Class A	2,938	10,665
Estee Lauder Cos., Inc., Class A	4,706	929,294
Procter & Gamble Co.	30,590	3,545,992

		5,075,947

Data Processing/Management — 1.5%
Broadridge Financial Solutions, Inc.	1,697	205,507
Fair Isaac Corp.†	46,425	18,693,026
Fiserv, Inc.†	12,078	1,289,568
Jack Henry & Associates, Inc.	846	153,007
Paychex, Inc.	4,514	326,272

		20,667,380

Decision Support Software — 0.1%
MSCI, Inc.	1,792	589,299

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,516	372,360
DENTSPLY SIRONA, Inc.	2,493	115,974

		488,334

Diagnostic Equipment — 1.3%
Adaptive Biotechnologies Corp.†	342,623	13,259,510
Danaher Corp.	8,517	1,419,018
Thermo Fisher Scientific, Inc.	8,480	2,961,131

		17,639,659

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,814	560,308

Disposable Medical Products — 0.0%
Teleflex, Inc.	979	355,240

Distribution/Wholesale — 1.9%
Copart, Inc.†	288,244	25,766,131
Fastenal Co.	8,491	350,339
LKQ Corp.†	3,370	92,540

		26,209,010

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co.	31,840	3,098,350

Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc.	3,773	650,691
Parker - Hannifin Corp.	1,495	269,055
Trane Technologies PLC	3,141	283,350

		1,203,096

Drug Delivery Systems — 0.1%
DexCom, Inc.†	1,928	729,382

E-Commerce/Products — 12.1%
Alibaba Group Holding, Ltd. ADR†	129,745	26,907,815
Amazon.com, Inc.†	56,023	136,828,895
eBay, Inc.	16,174	736,564

		164,473,274

Security Description	Shares	Value (Note 2)

E-Commerce/Services — 2.2%
Booking Holdings, Inc.†	885	$1,450,887
Match Group, Inc.†#	81,231	7,232,808
MercadoLibre, Inc.†	24,657	20,999,627

		29,683,322

E-Services/Consulting — 0.0%
CDW Corp.	3,039	337,055

Electric Products - Misc. — 0.1%
AMETEK, Inc.	4,834	443,326
Emerson Electric Co.	6,956	424,455

		867,781

Electric - Distribution — 0.0%
Sempra Energy	2,683	338,890

Electric - Integrated — 0.1%
NextEra Energy, Inc.	5,478	1,399,958

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	3,056	275,560

Electronic Components - Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	24,737	1,330,851
Broadcom, Inc.	8,389	2,443,464
Intel Corp.	52,439	3,299,986
IPG Photonics Corp.†	376	58,430
Microchip Technology, Inc.#	5,054	485,285
Micron Technology, Inc.†	23,414	1,121,765
NVIDIA Corp.	12,943	4,595,024
Qorvo, Inc.†	2,456	257,241
Skyworks Solutions, Inc.	2,090	247,749
Texas Instruments, Inc.	12,256	1,455,278
Xilinx, Inc.	3,298	303,251

		15,598,324

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,270	605,431
TE Connectivity, Ltd.	3,537	287,381

		892,812

Electronic Forms — 2.3%
Adobe, Inc.†	79,111	30,584,313

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,729	328,674
FLIR Systems, Inc.	1,361	62,878
Keysight Technologies, Inc.†	3,968	429,060
Roper Technologies, Inc.	2,200	866,360

		1,686,972

Electronic Security Devices — 0.0%
Allegion PLC	1,965	195,911

Enterprise Software/Service — 0.1%
Oracle Corp.	27,490	1,478,137
Paycom Software, Inc.†	1,038	308,525

		1,786,662

Entertainment Software — 0.1%
Electronic Arts, Inc.†	3,272	402,063
Take - Two Interactive Software, Inc.†	2,393	325,855

		727,918

Finance - Consumer Loans — 0.0%
Synchrony Financial	11,937	243,157

Finance - Credit Card — 8.0%
American Express Co.	8,514	809,426
Discover Financial Services	4,110	195,266
Mastercard, Inc., Class A	166,620	50,134,292

88

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card (continued)
Visa, Inc., Class A	292,221	$57,053,228
Western Union Co.	8,867	177,517

		108,369,729

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	17,650	633,811

Finance - Other Services — 1.7%
Cboe Global Markets, Inc.	2,345	249,649
CME Group, Inc.	119,527	21,825,630
Intercontinental Exchange, Inc.	6,477	629,888
Nasdaq, Inc.	1,140	135,045

		22,840,212

Food - Confectionery — 0.0%
Hershey Co.	2,102	285,199

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,997	184,136

Food - Misc./Diversified — 0.0%
Campbell Soup Co.	1,572	80,141
Lamb Weston Holdings, Inc.	1,699	102,042
McCormick & Co., Inc.	1,333	233,488

		415,671

Food - Wholesale/Distribution — 0.0%
Sysco Corp.	4,855	267,802

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,837	56,194

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	5,968	473,322
Marriott International, Inc., Class A	5,739	507,902

		981,224

Independent Power Producers — 0.0%
NRG Energy, Inc.	5,321	191,822

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,392	300,895

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,662	1,126,572
Linde PLC	8,066	1,632,075

		2,758,647

Instruments - Controls — 0.1%
Honeywell International, Inc.	6,951	1,013,803
Mettler - Toledo International, Inc.†	325	258,375

		1,272,178

Instruments - Scientific — 0.0%
PerkinElmer, Inc.	1,339	134,530
Waters Corp.†	845	168,873

		303,403

Insurance Brokers — 0.1%
Aon PLC, Class A	3,120	614,484
Arthur J. Gallagher & Co.	2,012	189,691
Marsh & McLennan Cos., Inc.	6,510	689,539
Willis Towers Watson PLC	1,305	264,785

		1,758,499

Insurance - Multi - line — 0.0%
Cincinnati Financial Corp.	1,478	87,128

Insurance - Property/Casualty — 0.1%
Progressive Corp.	7,542	585,863

Security Description	Shares	Value (Note 2)

Internet Content - Entertainment — 6.4%
Facebook, Inc., Class A†	162,710	$36,624,394
Netflix, Inc.†	81,285	34,117,753
Snap, Inc., Class A†	885,281	16,767,222

		87,509,369

Internet Security — 0.0%
NortonLifeLock, Inc.	7,519	171,283

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	1,741	243,862
BlackRock, Inc.	1,644	869,084
T. Rowe Price Group, Inc.	3,658	442,252

		1,555,198

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	6,895	828,296

Machinery - Farming — 0.1%
Deere & Co.	3,929	597,679

Machinery - General Industrial — 0.0%
IDEX Corp.	918	146,302
Otis Worldwide Corp.	4,547	239,399

		385,701

Machinery - Pumps — 0.0%
Dover Corp.	1,813	176,314
Ingersoll Rand, Inc.†	5,341	150,616
Xylem, Inc.	2,247	149,066

		475,996

Medical Information Systems — 0.0%
Cerner Corp.	4,186	305,159

Medical Instruments — 3.5%
Boston Scientific Corp.†	371,087	14,097,595
Edwards Lifesciences Corp.†	4,411	991,240
Intuitive Surgical, Inc.†	56,003	32,483,420

		47,572,255

Medical Labs & Testing Services — 1.5%
IQVIA Holdings, Inc.†	2,633	393,686
Lonza Group AG	38,978	19,193,105

		19,586,791

Medical Products — 0.3%
Abbott Laboratories	21,679	2,057,771
ABIOMED, Inc.†	545	122,025
Baxter International, Inc.	4,859	437,358
Cooper Cos., Inc.	597	189,237
Hologic, Inc.†	3,062	162,286
STERIS PLC	968	160,581
Stryker Corp.	4,494	879,611
Varian Medical Systems, Inc.†	1,056	128,188
West Pharmaceutical Services, Inc.	1,565	338,103

		4,475,160

Medical - Biomedical/Gene — 0.4%
Alexion Pharmaceuticals, Inc.†	2,714	325,409
Amgen, Inc.	7,414	1,702,996
Illumina, Inc.†	1,866	677,451
Incyte Corp.†	3,781	385,322
Regeneron Pharmaceuticals, Inc.†	1,429	875,705
Vertex Pharmaceuticals, Inc.†	5,439	1,566,214

		5,533,097

89

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 4.4%
AbbVie, Inc.	19,763	$1,831,437
AstraZeneca PLC ADR	320,833	17,517,482
Bristol - Myers Squibb Co.	27,267	1,628,385
Eli Lilly & Co.	9,828	1,503,193
Johnson & Johnson	23,377	3,477,329
Merck & Co., Inc.	29,615	2,390,523
Roche Holding AG	34,842	12,094,491
Zoetis, Inc.	135,375	18,869,921

		59,312,761

Medical - HMO — 1.5%
Humana, Inc.	50,148	20,593,276

Metal - Copper — 0.0%
Freeport - McMoRan, Inc.	16,877	153,074

Multimedia — 0.2%
Walt Disney Co.	23,252	2,727,460

Networking Products — 0.0%
Arista Networks, Inc.†	1,147	267,779

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,048	175,022
Waste Management, Inc.	4,787	511,012

		686,034

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	3,932	62,440
Zebra Technologies Corp., Class A†	1,140	297,905

		360,345

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,255	138,891

Oil Companies - Exploration & Production — 0.2%
Apache Corp.	4,931	53,206
Cabot Oil & Gas Corp.	5,435	107,830
ConocoPhillips	23,206	978,829
EOG Resources, Inc.	6,152	313,568
Hess Corp.	5,477	259,993
Pioneer Natural Resources Co.	2,172	198,955

		1,912,381

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,530	31,549

Oil Refining & Marketing — 0.0%
Phillips 66	4,699	367,744

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	1,400	215,208
American Tower Corp.	9,368	2,418,537
Boston Properties, Inc.	1,338	115,041
Crown Castle International Corp.	5,100	878,016
Duke Realty Corp.	4,586	158,125
Equinix, Inc.	1,865	1,301,080
Essex Property Trust, Inc.	699	169,696
Extra Space Storage, Inc.	1,588	153,639
Federal Realty Investment Trust	624	49,864
Healthpeak Properties, Inc.	4,919	121,204
Mid - America Apartment Communities, Inc.	1,085	126,251
Prologis, Inc.	8,901	814,441
Public Storage	1,398	283,430
Realty Income Corp.	3,261	180,366
SBA Communications Corp.	75,189	23,619,121
Simon Property Group, Inc.	2,597	149,847
UDR, Inc.	2,913	107,723

		30,861,589

Security Description	Shares	Value (Note 2)

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	7,079	$311,334

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,589	220,696

Respiratory Products — 0.0%
ResMed, Inc.	3,041	489,054

Retail - Apparel/Shoe — 0.1%
Ross Stores, Inc.	7,650	741,744

Retail - Auto Parts — 0.1%
AutoZone, Inc.†	503	577,374
O’Reilly Automotive, Inc.†	1,600	667,584

		1,244,958

Retail - Automobile — 0.0%
CarMax, Inc.†	3,478	306,238

Retail - Building Products — 2.1%
Home Depot, Inc.	16,380	4,070,103
Lowe’s Cos., Inc.	189,658	24,721,920

		28,792,023

Retail - Discount — 0.3%
Costco Wholesale Corp.	5,512	1,700,287
Dollar General Corp.	5,384	1,031,090
Target Corp.	6,859	839,061

		3,570,438

Retail - Gardening Products — 0.0%
Tractor Supply Co.	1,228	149,841

Retail - Jewelry — 0.0%
Tiffany & Co.	2,283	292,521

Retail - Major Department Stores — 1.2%
TJX Cos., Inc.	315,461	16,643,722

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	666	162,511

Retail - Restaurants — 0.4%
Chipotle Mexican Grill, Inc.†	541	543,115
Darden Restaurants, Inc.	1,269	97,536
Domino’s Pizza, Inc.	817	315,231
McDonald’s Corp.	7,008	1,305,731
Starbucks Corp.	24,977	1,947,956
Yum! Brands, Inc.	6,397	574,003

		4,783,572

Semiconductor Components - Integrated Circuits — 1.3%
Analog Devices, Inc.	134,681	15,212,219
Maxim Integrated Products, Inc.	2,517	145,181
QUALCOMM, Inc.	24,149	1,953,171

		17,310,571

Semiconductor Equipment — 2.2%
Applied Materials, Inc.	19,536	1,097,532
ASML Holding NV	81,445	26,836,942
KLA Corp.	3,337	587,179
Lam Research Corp.	3,068	839,620

		29,361,273

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	511	102,144

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	2,803	210,421

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	7,645	174,230

90

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,996	$98,123

Tobacco — 0.1%
Altria Group, Inc.	15,408	601,682
Philip Morris International, Inc.	14,478	1,062,106

		1,663,788

Transport - Rail — 0.2%
CSX Corp.	8,223	588,602
Kansas City Southern	2,096	315,490
Norfolk Southern Corp.	2,979	531,126
Union Pacific Corp.	9,103	1,546,236

		2,981,454

Transport - Services — 0.1%
Expeditors International of Washington, Inc.	1,872	142,965
United Parcel Service, Inc., Class B	6,669	664,966

		807,931

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	1,064	127,329
Old Dominion Freight Line, Inc.	2,026	346,628

		473,957

Water — 0.0%
American Water Works Co., Inc.	1,912	242,824

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,157	253,395

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	28,946	41,494,670
Alphabet, Inc., Class C†	6,320	9,030,774

		50,525,444

Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,623	490,301

Total Common Stocks
(cost $1,039,480,154)		1,351,446,508

EXCHANGE-TRADED FUNDS — 0.5%
SPDR Portfolio S&P 500 Growth ETF# (cost $7,238,242)	171,600	7,421,700

Total Long-Term Investment Securities
(cost $1,046,712,186)		1,358,868,208

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2)	5,962,655	$5,962,655

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.14% due 11/12/2020(3)	$100,000	99,924

Total Short-Term Investment Securities
(cost $6,062,591)		6,062,579

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp. Repurchase Agreement, bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $2,466,000 collateralized by $2,325,000 of United States Treasury Notes, bearing interest at 2.00% due 02/29/2020 and having an approximate value of $2,520,944 (cost $2,466,000)	2,466,000	2,466,000

TOTAL INVESTMENTS
(cost $1,055,240,777)(4)	100.6%	1,367,396,787
Liabilities in excess of other assets	(0.6)	(8,703,300)

NET ASSETS	100.0%	$1,358,693,487

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $20,443,281 representing 1.5% of net assets.

(1)

At May 31, 2020, the Fund had loaned securities with a total value of $5,917,100. This was secured by collateral of $5,962,655, which was received in cash and subsequently invested in short-term investments currently valued at $5,962,655 as reported in the Portfolio of Investments. Additional collateral of $67,008 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	1.13% to 6.50%	11/30/2020 to 02/15/2048	$ 67,008

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	The security or a portion thereof was pledge as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Long	S&P 500 E-Mini Index	June 2020	$821,606	$912,600	$90,994

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

91

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$1,299,715,631	$51,730,877	**	$—	$1,351,446,508
Exchange-Traded Funds	7,421,700	—		—	7,421,700
Short-Term Investment Securities:
Registered Investment Companies	5,962,655	—		—	5,962,655
U.S Government Treasuries	—	99,924		—	99,924
Repurchase Agreements	—	2,466,000		—	2,466,000

Total Investments at Value	$1,313,099,986	$54,296,801		$—	$1,367,396,787

Other Financial Instruments:†

Futures Contracts	$90,994	$—		$—	$90,994

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

92

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	32.2%
Medical — Drugs	17.0
Medical — HMO	11.8
Medical Products	7.0
Diagnostic Equipment	6.7
Medical Instruments	4.5
Drug Delivery Systems	4.1
Therapeutics	2.3
Pharmacy Services	2.3
Electronic Measurement Instruments	2.0
Medical Labs & Testing Services	2.0
Registered Investment Companies	1.5
Diagnostic Kits	1.4
Medical — Hospitals	1.2
Disposable Medical Products	1.0
Enterprise Software/Service	0.5
Patient Monitoring Equipment	0.5
Medical — Outpatient/Home Medical	0.4
Medical — Wholesale Drug Distribution	0.3
Instruments — Controls	0.3
Medical Information Systems	0.3
Applications Software	0.3
Diversified Manufacturing Operations	0.3
Medical — Generic Drugs	0.2
Veterinary Diagnostics	0.2
Healthcare Safety Devices	0.2
Commercial Services	0.2
Insurance Brokers	0.1
Medical Imaging Systems	0.1

101.1%

*	Calculated as a percentage of net assets

93

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Applications Software — 0.0%
Outset Medical, Inc.†(1)(2)	88,985	$195,767

Diagnostic Equipment — 6.7%
10X Genomics, Inc., Class A†	17,732	1,382,564
Adaptive Biotechnologies Corp.†	30,802	1,192,037
Avantor, Inc.†	243,993	4,628,547
Danaher Corp.	104,700	17,444,067
GenMark Diagnostics, Inc.†	92,065	873,697
Quanterix Corp.†	43,893	1,211,008
Repligen Corp.†	3,680	481,970
Thermo Fisher Scientific, Inc.	86,331	30,145,922

		57,359,812

Diagnostic Kits — 1.4%
DiaSorin SpA	22,938	4,815,187
Quidel Corp.†	40,956	7,167,300

		11,982,487

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	10,714	2,138,729
Teleflex, Inc.	17,081	6,198,011

		8,336,740

Diversified Manufacturing Operations — 0.3%
General Electric Co.	335,200	2,202,264

Drug Delivery Systems — 4.1%
Becton Dickinson and Co.	103,052	25,446,630
DexCom, Inc.†	25,434	9,621,937

		35,068,567

Electronic Measurement Instruments — 2.0%
Agilent Technologies, Inc.	139,589	12,303,375
Sartorius AG (Preference Shares)†	13,251	4,915,671

		17,219,046

Enterprise Software/Service — 0.5%
Veeva Systems, Inc., Class A†	21,300	4,661,931

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	21,000	1,746,150

Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	2,876	2,286,420

Insurance Brokers — 0.1%
Selectquote, Inc.†	41,191	1,133,576

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	58,468	802,766

Medical Information Systems — 0.2%
Phreesia, Inc.†	17,329	508,086
Schrodinger, Inc.†	14,872	1,017,989

		1,526,075

Medical Instruments — 4.5%
Alcon, Inc.†	80,822	5,224,804
Bruker Corp.	94,423	4,086,627
Intuitive Surgical, Inc.†	50,564	29,328,637

		38,640,068

Medical Labs & Testing Services — 1.6%
Alignment Healthcare Partners, Class A-1†(1)(2)	87,707	1,062,886
Catalent, Inc.†	43,589	3,388,173
Evotec SE†	74,149	1,986,649
Lonza Group AG	5,277	2,598,440
PPD, Inc.†	47,279	1,287,880
Teladoc Health, Inc.†	10,800	1,879,848
Wuxi Biologics Cayman, Inc.†*	65,000	1,026,739

		13,230,615

Security Description	Shares	Value (Note 2)

Medical Products — 7.0%
AtriCure, Inc.†	38,426	$1,837,147
Cooper Cos., Inc.	14,875	4,715,077
Envista Holdings Corp.†	140,161	2,963,004
Hologic, Inc.†	159,760	8,467,280
Inari Medical, Inc.†	10,170	447,480
iRhythm Technologies, Inc.†	18,429	2,290,909
Nevro Corp.†	36,949	4,640,794
Novocure, Ltd.†	23,850	1,608,205
Penumbra, Inc.†#	20,947	3,611,682
Shockwave Medical, Inc.†#	57,872	2,546,947
Stryker Corp.	88,248	17,272,781
West Pharmaceutical Services, Inc.	31,820	6,874,393
Zimmer Biomet Holdings, Inc.	15,950	2,015,123

		59,290,822

Medical - Biomedical/Gene — 32.2%
Abcam PLC	48,876	911,194
ACADIA Pharmaceuticals, Inc.†#	172,575	8,573,526
Acceleron Pharma, Inc.†#	77,534	7,662,685
Acerta Pharma BV, Class B†(1)	9,771,120	1,074,823
ADC Therapeutics SA†	12,124	447,982
Adverum Biotechnologies, Inc.†	75,495	1,557,462
Agenus, Inc.†	20,192	75,316
Akero Therapeutics, Inc.†	9,896	251,556
Alexion Pharmaceuticals, Inc.†	102,662	12,309,174
Allakos, Inc.†#	7,184	466,960
Allogene Therapeutics, Inc.†#	51,899	2,499,456
Alnylam Pharmaceuticals, Inc.†	72,108	9,754,049
Amarin Corp. PLC ADR†#	148,852	1,021,125
Amgen, Inc.	78,500	18,031,450
Apellis Pharmaceuticals, Inc.†	55,218	1,860,294
Applied Therapeutics, Inc.†#	1,800	81,936
Aprea Therapeutics, Inc.†	7,500	201,450
Arcturus Therapeutics Holdings, Inc.†	15,028	585,190
Arcutis Biotherapeutics, Inc.†#	14,920	500,566
Ardelyx, Inc.†	71,911	527,108
Argenx SE ADR†	47,249	10,361,706
Ascendis Pharma A/S ADR†	62,504	9,093,707
Assembly Biosciences, Inc.†	20,599	401,474
Avrobio, Inc.†	16,443	332,477
Beam Therapeutics, Inc.†	6,923	176,883
BeiGene, Ltd. ADR†	15,084	2,497,005
BELLUS Health, Inc.†#	42,032	440,916
Biogen, Inc.†	38,048	11,684,160
BioMarin Pharmaceutical, Inc.†	46,751	4,981,319
Bluebird Bio, Inc.†	28,926	1,840,561
Blueprint Medicines Corp.†	32,979	2,148,252
Cara Therapeutics, Inc.†#	51,080	810,640
ChemoCentryx, Inc.†	3,283	204,826
Compugen, Ltd.†#	11,900	183,141
Constellation Pharmaceuticals, Inc.†	11,600	412,148
Cortexyme, Inc.†	2,800	129,052
CRISPR Therapeutics AG†	17,967	1,160,309
Deciphera Pharmaceuticals, Inc.†	28,382	1,662,334
Denali Therapeutics, Inc.†	45,542	1,267,434
DermTech, Inc.†	16,942	210,081
Dicerna Pharmaceuticals, Inc.†	54,867	1,183,481
Epizyme, Inc.†	45,000	789,750
Esperion Therapeutics, Inc.†#	8,500	360,145
Exact Sciences Corp.†	76,042	6,530,487
Exelixis, Inc.†	280,713	6,936,418
Fate Therapeutics, Inc.†#	28,166	913,423
FibroGen, Inc.†	38,893	1,300,582
Guardant Health, Inc.†	21,222	1,918,257
Halozyme Therapeutics, Inc.†	17,100	415,017

94

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Homology Medicines, Inc.†#	42,595	$606,553
HTG Molecular Diagnostics, Inc.†	91,620	48,549
IGM Biosciences, Inc.†	15,643	1,013,354
Immunomedics, Inc.†	81,967	2,753,272
Incyte Corp.†	140,865	14,355,552
Insmed, Inc.†	87,905	2,135,212
Intercept Pharmaceuticals, Inc.†	12,119	875,719
Ionis Pharmaceuticals, Inc.†	78,782	4,428,336
Iovance Biotherapeutics, Inc.†	149,353	4,792,738
Karuna Therapeutics, Inc.†#	25,118	2,357,575
Karyopharm Therapeutics, Inc.†	37,524	693,819
Kodiak Sciences, Inc.†	69,528	4,492,204
Krystal Biotech, Inc.†#	18,865	969,850
Livongo Health, Inc.†#	11,400	683,202
Mersana Therapeutics, Inc.†	21,439	485,379
Mirati Therapeutics, Inc.†#	23,390	2,320,054
Moderna, Inc.†#	28,278	1,739,097
MorphoSys AG†	8,069	1,044,219
Nektar Therapeutics†#	38,129	827,399
Orchard Therapeutics PLC ADR†	32,851	312,084
PTC Therapeutics, Inc.†	19,270	977,182
Puma Biotechnology, Inc.†#	40,700	415,547
Radius Health, Inc.†#	36,062	456,545
RAPT Therapeutics, Inc.†	26,257	479,978
Regeneron Pharmaceuticals, Inc.†	30,349	18,598,171
REGENXBIO, Inc.†	15,867	597,551
REVOLUTION Medicines, Inc.†	7,466	229,356
Rocket Pharmaceuticals, Inc.†	34,732	653,309
Sage Therapeutics, Inc.†	49,195	1,757,245
Scholar Rock Holding Corp.†#	13,078	240,635
Seattle Genetics, Inc.†	81,868	12,870,468
Stoke Therapeutics, Inc.†	23,049	637,535
Translate Bio, Inc.†#	34,200	708,624
Turning Point Therapeutics, Inc.†	22,037	1,526,062
Ultragenyx Pharmaceutical, Inc.†	74,412	5,094,246
United Therapeutics Corp.†	9,100	1,073,345
Verily Life Sciences LLC, Series B†(1)(2)	6,986	637,210
Vertex Pharmaceuticals, Inc.†	128,008	36,861,184
WaVe Life Sciences, Ltd.†#	39,568	402,802
Xencor, Inc.†#	54,889	1,660,392
Zai Lab, Ltd. ADR†	8,004	595,498
Zeneca, Inc. CVR†(1)	23,110	14,213
Zentalis Pharmaceuticals, Inc.†	19,067	995,679
Zymeworks, Inc.†	28,517	1,087,068

		274,243,299

Medical - Drugs — 17.0%
AbbVie, Inc.	186,585	17,290,832
Aimmune Therapeutics, Inc.†#	58,928	978,794
Alector, Inc.†	31,243	1,021,646
Alkermes PLC†	75,438	1,234,166
Astellas Pharma, Inc.	152,900	2,718,058
AstraZeneca PLC ADR	272,254	14,865,068
Bayer AG	40,568	2,709,826
Bristol-Myers Squibb Co.	146,363	8,740,798
Bristol-Myers Squibb Co. CVR†	193,509	636,645
Chugai Pharmaceutical Co., Ltd.	45,200	6,670,393
Cyclerion Therapeutics, Inc.†#	24,300	96,714
Daiichi Sankyo Co., Ltd.	64,200	6,014,509
Eisai Co., Ltd.	38,200	2,994,502
Eli Lilly & Co.	114,841	17,564,931
Enanta Pharmaceuticals, Inc.†	23,260	1,197,657
Galapagos NV†	5,180	1,061,429
Global Blood Therapeutics, Inc.†	51,814	3,622,835
Gritstone Oncology, Inc.†	17,600	113,696

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Horizon Therapeutics PLC†	35,600	$1,805,988
Intra-Cellular Therapies, Inc.†	34,982	730,424
Ipsen SA	28,472	2,241,725
Kadmon Holdings, Inc.†#	115,854	514,392
Merck & Co., Inc.	135,892	10,969,202
Milestone Pharmaceuticals, Inc.†	24,122	76,226
MyoKardia, Inc.†	45,769	4,681,711
Novartis AG	37,570	3,256,928
Novo Nordisk A/S, Class B	25,247	1,646,026
Odonate Therapeutics, Inc.†	23,853	779,278
Passage Bio, Inc.†	9,999	220,278
PhaseBio Pharmaceuticals, Inc.†#	37,926	227,935
PRA Health Sciences, Inc.†	22,600	2,339,100
Principia Biopharma, Inc.†	22,446	1,434,075
Progenics Pharmaceuticals, Inc.†	54,000	229,230
Protagonist Therapeutics, Inc.†	36,052	595,940
Reata Pharmaceuticals, Inc., Class A†	12,103	1,758,808
Roche Holding AG	40,519	14,065,114
Sanofi	42,965	4,190,188
Tricida, Inc.†	45,434	1,220,357
uniQure NV†	11,600	779,056
Zealand Pharma A/S†	12,264	482,373
Zogenix, Inc.†	27,465	800,055

		144,576,908

Medical - Generic Drugs — 0.2%
Arvinas, Inc.†#	4,800	159,696
Momenta Pharmaceuticals, Inc.†	48,033	1,512,079
Perrigo Co. PLC	740	40,530

		1,712,305

Medical - HMO — 11.8%
Anthem, Inc.	36,699	10,793,543
Centene Corp.†	265,966	17,620,248
Humana, Inc.	43,317	17,788,126
Molina Healthcare, Inc.†	35,493	6,595,309
UnitedHealth Group, Inc.	155,768	47,485,875

		100,283,101

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	35,110	1,004,497
HCA Healthcare, Inc.	88,526	9,463,430

		10,467,927

Medical - Outpatient/Home Medical — 0.4%
Amedisys, Inc.†	11,990	2,302,679
Pennant Group, Inc.†	37,591	958,195

		3,260,874

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	22,200	1,214,118
McKesson Corp.	8,300	1,316,961

		2,531,079

Patient Monitoring Equipment — 0.5%
CareDx, Inc.†	7,495	240,739
Insulet Corp.†	19,400	3,658,258

		3,898,997

Pharmacy Services — 2.0%
Cigna Corp.	78,443	15,478,373
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	36,095	703,603
Option Care Health, Inc.†	29,489	448,233

		16,630,209

95

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics — 2.3%
Agios Pharmaceuticals, Inc.†	36,829	$1,905,532
Axsome Therapeutics, Inc.†	20,777	1,599,413
G1 Therapeutics, Inc.†#	20,312	344,695
GW Pharmaceuticals PLC ADR†#	13,310	1,633,803
Neurocrine Biosciences, Inc.†	71,264	8,890,897
Sarepta Therapeutics, Inc.†	33,483	5,098,456

		19,472,796

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	76,388	1,635,467

Total Common Stocks
(cost $580,384,952)		834,396,068

CONVERTIBLE PREFERRED SECURITIES — 1.4%
Applications Software — 0.2%
Outset Medical, Inc Series C(1)(2)	320,192	704,422
Outset Medical, Inc. Series D(1)(2)	171,126	496,950
Outset Medical, Inc. Series E(1)(2)	152,385	335,247

		1,536,619

Commercial Services — 0.2%
Ginkgo Bioworks Series E†(1)(2)	8,722	1,309,957

Health Care Providers & Services — 0.0%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	319,017

Medical Information Systems — 0.1%
Doximity, Inc. Series C†(1)(2)	64,785	751,506

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	305,509
Reflexion Medical, Inc. Series D†(1)(2)	67,040	127,808

		433,317

Medical Labs & Testing Services — 0.4%
Tempus Labs, Inc. Series D†(1)(2)	60,677	1,646,950
Tempus Labs, Inc. Series E†(1)(2)	39,722	1,107,549
Tempus Labs, Inc. Series F†(1)(2)	10,551	297,502
Tempus Labs, Inc. Series G†(1)(2)	6,661	189,044

		3,241,045

Medical Products — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	388,902

Medical - Biomedical/Gene — 0.2%
Atea Pharmaceuticals, Inc. Series D†(1)(2)	44,888	315,114
Generation Bio Series C†(1)(2)	85,638	478,836
Seer, Inc. Series D†(1)(2)	142,683	535,061
Seer, Inc. Series D-1†(1)(2)	121,873	457,024

		1,786,035

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.0%
Insitro,Inc. Series B†(1)(2)	52,029	$324,177

Pharmacy Services — 0.3%
JAND, Inc. (dba Warby Parker). Series D†(1)(2)	75,264	1,467,129
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	2,948	57,465
JAND, Inc. (dba Warby Parker) Series F†(1)	34,881	679,939

		2,204,533

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. 5.00%	3,982	151,436

Total Convertible Preferred Securities
(cost $10,236,311)		12,446,544

CONVERTIBLE BONDS & NOTES — 0.1%
Applications Software — 0.1%
Color Genomics, Inc. Notes 3.00% due 06/30/2021(1)(2) (cost $543,971)	$543,971	543,971

Total Long-Term Investment Securities
(cost $591,165,234)		847,386,583

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(3)	500,079	500,079
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	5,817,616	5,817,616
T. Rowe Price Government Reserve Fund† 0.16%(3)	6,232,269	6,232,269

Total Short-Term Investment Securities
(cost $12,549,964)		12,549,964

TOTAL INVESTMENTS
(cost $603,715,198)(5)	101.1%	859,936,547
Liabilities in excess of other assets	(1.1)	(9,179,431)

NET ASSETS	100.0%	$850,757,116

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $1,026,739 representing 0.12% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security.

96

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Alignment Healthcare Partners, Class A1 Class A-1	2/28/2020	87,707	$1,062,887	$1,062,886	$12.12	0.12%
JAND, Inc. (dba Warby Parker). Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	703,603	19.49	0.08

Outset Medical, Inc.	1/28/2020	88,985	195,769	195,767	2.20	0.02
Verily Life Sciences LLC Series B	1/25/2019	6,986	861,094	637,210	91.21	0.08
Convertible Preferred Securities

Atea Pharmaceuticals, Inc. Series D	5/19/2020	44,888	315,114	315,114	7.02	0.04
Doximity, Inc. Series C	4/10/2014	64,785	312,316	751,506	11.60	0.09
Freenome Holdings, Inc. Series B	6/24/2019	94,602	431,111	319,017	3.37	0.04
Generation Bio Series C	1/9/2020	85,638	478,836	478,836	5.59	0.06
Gingko Bioworks Series E	9/9/2019	6,443	967,674
	9/30/2019	2,279	324,284

		8,722	1,291,958	1,309,957	150.19	0.15

Insitro, Inc. Series B	5/21/2020	52,029	324,177	324,177	6.23	0.04
JAND, Inc. (dba Warby Parker). Series D	4/23/2015	75,264	864,430	1,467,129	19.49	0.17
JAND, Inc. (dba Warby Parker). Series E	3/9/2018	2,948	46,334	57,465	19.49	0.01
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	388,902	0.72	0.04
Outset Medical, Inc. Series C	4/19/2017	320,192	829,778	704,422	2.20	0.08
Outset Medical, Inc. Series D	8/20/2018	171,126	532,202	496,950	2.90	0.06
Outset Medical, Inc. Series E	1/27/2020	152,385	335,247	335,247	2.20	0.04

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
RefleXion Medical, Inc. Series C	4/23/2018	160,251	271,145	305,509	1.91	0.04
RefleXion Medical, Inc. Series D	4/4/2020	67,040	127,808	127,808	1.91	0.02
Seer, Inc. Series D	11/15/2019	142,683	463,720	535,061	3.75	0.06
Seer, Inc. Series D-1	5/12/2020	121,873	457,024	457,024	3.75	0.05
Tempus Labs, Inc. Series D	3/20/2018	60,677	568,780	1,646,950	27.14	0.19
Tempus Labs, Inc. Series E	8/23/2018	39,722	665,058	1,107,549	27.88	0.13
Tempus Labs, Inc. Series F	5/1/2019	10,551	261,239	297,502	28.20	0.04
Tempus Labs, Inc. Series G	2/6/2020	6,661	255,465	189,044	28.38	0.02
Convertible Bonds & Notes

Color Genomics, Inc.	1/13/2020	543,971	543,971	543,971	1.00	0.06

				$14,758,606		1.73%

(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)

At May 31, 2020, the Fund had loaned securities with a total value of $20,089,817. This was secured by collateral of $5,817,616, which was received in cash and subsequently invested in short-term investments currently valued at $5,817,616 as reported in the Portfolio of Investments. Additional collateral of $14,889,442 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$122,127
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	213,619
Government National Mtg. Assoc.	2.50% to 2.50%	9/20/2046	15,958
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	165,946
United States Treasury Notes/Bonds	0.13% to 8.75%	06/15/2020 to 11/15/2049	14,371,792

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Application Software	$—	$—		$195,767	$195,767
Medical Labs & Testing Services	6,555,901	5,611,828	**	1,062,886	13,230,615
Medical — Biomedical/Gene	270,561,640	1,955,413	**	1,726,246	274,243,299
Pharmacy Services	15,926,606	—		703,603	16,630,209
Other Industries	467,089,445	63,006,733	**	—	530,096,178
Convertible Preferred Securities:
Veterinary Diagnostics	151,436	—		—	151,436
Other Industries	—	—		12,295,108	12,295,108
Convertible Bonds & Notes:	—	—		543,971	543,971
Short-Term Investment Securities	12,549,964	—		—	12,549,964

Total Investments at Value	$772,834,992	$70,573,974		$16,527,581	$859,936,547

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

97

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
Balance as of May 31, 2019	$2,209,214	$6,643,599	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	444,520	1,132,894	—
Change in unrealized depreciation(1)	(223,888)	(641,783)	—
Net purchases	1,258,656	5,160,398	543,971
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of May 31, 2020	$3,688,502	$12,295,108	$543,971

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2020 includes:

Common Stocks	Convertible Preferred Securities	Convertible Bonds & Notes
$220,632	$491,111	$—

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 5/31/20	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$1,962,256	Market Approach	Market Transaction Price*	$2.20 - $19.49361 ($11.27073)

	$637,210	Market Approach	Transaction Price* Discount for Market Volatility	$123.260 26.0%

	$1,089,036	Income Approach	Estimated Future Cash Distribution*	$0.11 - $0.615 ($0.3625)

Convertible Preferred Securities	$7,849,195	Market Approach	Market Transaction Price*	$1.906434 - $150.19000 ($18.20173)

	$896,964	Market Approach	Transaction Price* Discount for Market Volatility	$0.96892 - $38.3524($14.62613) 26.0%

	$496,950	Market Approach	Market Transaction Price* Conversion Rate*	$2.2000 1.3200

	$3,052,001	Market Approach	Market Transaction Price* Est. Discount Rate for Future Dividend Payout Discount for Market Volatility	$38.3524 15.0% 26.0%

Convertible Bonds & Notes	$543,971	Market Approach	Market Transaction Price*	$100.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

98

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

United States Treasury Notes	30.2%
Sovereign	22.7
United States Treasury Bonds	21.8
Diversified Banking Institutions	8.4
Registered Investment Companies	2.8
Banks — Commercial	2.1
Federal Home Loan Bank	1.6
Pipelines	1.5
Insurance — Life/Health	1.2
Diversified Financial Services	1.0
Gold Mining	0.9
Oil Companies — Integrated	0.7
Diversified Minerals	0.6
Chemicals — Diversified	0.5
Industrial Gases	0.5
Insurance — Multi-line	0.4
Paper & Related Products	0.4
Brewery	0.4
Building Products — Wood	0.4
Steel — Producers	0.4
Food — Meat Products	0.4
Chemicals — Specialty	0.3
Agricultural Chemicals	0.3
Building Products — Cement	0.3
Oil Companies — Exploration & Production	0.3
Federal Home Loan Mtg. Corp.	0.3
Banks — Super Regional	0.2
Finance — Consumer Loans	0.2
Trucking/Leasing	0.2
Machinery — Farming	0.2
Federal National Mtg. Assoc.	0.1
Banks — Money Center	0.1
Metal — Diversified	0.1
Cellular Telecom	0.1
Food — Misc./Diversified	0.1
Electric — Integrated	0.1

101.8%

Credit Quality†#

Aaa	72.7%
Aa	1.9
A	9.2
Baa	10.9
Ba	1.9
Not Rated@	3.4

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

99

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 1.25% (1 ML+1.07%) due 12/15/2037*(2)	$750,000	$722,117
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(2)	3,000,000	3,119,127
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(2)	2,040,000	2,083,597
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,644,386	1,644,195

Total Asset Backed Securities
(cost $7,410,318)		7,569,036

U.S. CORPORATE BONDS & NOTES — 12.4%
Banks - Commercial — 0.7%
Truist Bank Sub. Notes 2.25% due 03/11/2030	1,627,000	1,605,532
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	3,600,000	3,430,261

		5,035,793

Banks - Super Regional — 0.2%
Wells Fargo & Co. FRS Senior Notes 3.84% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,939,600

Brewery — 0.4%
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	3,000,000	3,099,546

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	2,000,000	2,139,751

Building Products - Wood — 0.4%
Masco Corp. Senior Notes 3.50% due 11/15/2027	3,009,000	3,019,084

Cellular Telecom — 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	726,000	801,811

Chemicals - Diversified — 0.5%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049	1,915,000	2,238,044
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,228,000	1,559,048

		3,797,092

Chemicals - Specialty — 0.2%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,800,000	1,829,266

Security Description	Principal Amount(1)	Value (Note 2)

Diversified Banking Institutions — 5.5%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	$7,000,000	$7,180,913
Bank of America Corp. FRS Senior Notes 3.43% (CPIYOY+1.10%) due 11/19/2024	2,000,000	2,015,000
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,614,000	2,931,478
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,721,000	3,199,959
Citigroup, Inc. FRS Senior Notes 0.45% (CPIYOY+0.00%) due 03/27/2025	2,000,000	1,985,000
Citigroup, Inc. FRS Senior Notes 1.33% (CPIYOY+1.00%) due 09/29/2024	2,000,000	2,024,400
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,902,000	3,601,115
Goldman Sachs Group, Inc. FRS Senior Notes 3.73% (CPIYOY+1.40%) due 08/30/2023	4,000,000	4,070,544
JPMorgan Chase & Co. FRS Senior Notes 2.79% (CPIYOY+1.25%) due 12/20/2023	2,000,000	2,008,600
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	3,013,000	3,108,900
JPMorgan Chase & Co. FRS Senior Notes 4.33% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,000,900
Morgan Stanley FRS Senior Notes 2.33% (CPIYOY+2.00%) due 06/09/2023	664,000	660,680
Morgan Stanley FRS Senior Notes 3.88% (CPIYOY+1.55%) due 08/24/2023	468,000	456,300
Morgan Stanley FRS Senior Notes 4.09% (CPIYOY+1.60%) due 09/26/2028	1,402,000	1,435,298
Morgan Stanley FRS Senior Notes 4.33% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,811,950
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,340,000	2,695,297

		42,186,334

100

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Consumer Loans — 0.2%
SLM Corp. FRS Senior Notes 4.49% (CPIYOY+2.15%) due 12/15/2020	$2,017,000	$1,923,714

Food - Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	2,709,000	2,846,622

Food - Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	615,000	664,344

Gold Mining — 0.5%
Newmont Corp. Company Guar. Notes 2.25% due 10/01/2030	4,266,000	4,229,122

Industrial Gases — 0.5%
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	3,500,000	3,632,514

Metal - Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	912,000	961,777

Oil Companies - Exploration & Production — 0.3%
Apache Corp. Senior Notes 4.25% due 01/15/2030#	1,800,000	1,583,328
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	478,000	434,922

		2,018,250

Oil Companies - Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	3,161,000	3,090,110

Paper & Related Products — 0.4%
Georgia-Pacific LLC Senior Notes 2.30% due 04/30/2030*	3,040,000	3,109,819

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	580,000	576,910
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	752,523
Energy Transfer Operating LP Company Guar. Notes 5.80% due 06/15/2038	1,159,000	1,196,801
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	524,000	405,676
MPLX LP Senior Notes 4.25% due 12/01/2027	1,274,000	1,335,065

		4,266,975

Security Description	Principal Amount(1)	Value (Note 2)

Steel - Producers — 0.4%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	$598,000	$608,483
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	2,385,000	2,356,294

		2,964,777

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	1,398,000	1,401,592

Total U.S. Corporate Bonds & Notes
(cost $93,441,301)		94,957,893

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Agricultural Chemicals — 0.3%
Nutrien, Ltd. Senior Notes 2.95% due 05/13/2030	2,083,000	2,176,753

Banks - Commercial — 1.3%
Barclays Bank PLC FRS Senior Notes 3.33% (CPIYOY+1.00%) due 05/22/2023	9,800,000	9,427,600
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	675,000	689,556

		10,117,156

Chemicals - Specialty — 0.1%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	910,000	861,663

Diversified Banking Institutions — 2.2%
BNP Paribas SA FRS Senior Notes 2.68% (CPIYOY+1.14%) due 12/21/2020	431,000	416,454
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*	2,548,000	2,747,667
Royal Bank of Scotland Group PLC VRS Sub. Notes 3.75% due 11/01/2029	2,729,000	2,760,103
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)	10,000,000	9,640,000
UniCredit SpA VRS Sub. Notes 5.86% due 06/19/2032*	738,000	735,882
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	828,000	903,886

		17,203,992

Diversified Minerals — 0.6%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	4,157,000	4,300,794

Gold Mining — 0.4%
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 05/13/2050*	810,000	874,226

101

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*	$1,807,000	$2,221,602

		3,095,828

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,392,000	1,366,979

Oil Companies - Integrated — 0.3%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027#	2,352,000	2,138,789

Total Foreign Corporate Bonds & Notes
(cost $41,569,834)		41,261,954

U.S. GOVERNMENT AGENCIES — 2.0%
Federal Home Loan Bank — 1.6%
1.75% due 03/08/2030	5,100,000	5,356,801
3.25% due 11/16/2028#	6,000,000	7,146,393

		12,503,194

Federal Home Loan Mtg. Corp. — 0.3%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 0.63% (1 ML+0.45%) due 12/15/2038(5)	229,627	230,149
Series 3925, Class FL 0.63% (1 ML+0.45%) due 01/15/2041(5)	955,284	955,058
Series 4001, Class FM 0.68% (1 ML+0.50%) due 02/15/2042(5)	312,472	312,950
Series 3355, Class BF 0.88% (1 ML+0.70%) due 08/15/2037(5)	318,673	323,922

		1,822,079

Federal National Mtg. Assoc. — 0.1%
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 0.57% (1 ML+0.40%) due 09/25/2042(5)	543,923	541,959
Series 2011-103, Class FD 0.62% (1 ML+0.45%) due 05/25/2040(5)	505,867	507,265

		1,049,224

Government National Mtg. Assoc. — 0.0%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 0.73% (1 ML+0.55%) due 02/16/2040(5)	280,334	281,712

Total U.S. Government Agencies
(cost $15,204,893)		15,656,209

U.S. GOVERNMENT TREASURIES — 52.0%
United States Treasury Bonds — 21.8%
United States Treasury Bonds TIPS(6) 0.25% due 02/15/2050	3,514,140	3,840,639
0.63% due 02/15/2043	6,562,474	7,565,170
0.75% due 02/15/2042	3,236,363	3,795,757
0.75% due 02/15/2045	8,597,637	10,296,764
0.88% due 02/15/2047	4,170,465	5,210,708
1.00% due 02/15/2046	7,527,456	9,569,378

Security Description	Principal Amount(1)		Value (Note 2)

United States Treasury Bonds (continued)
1.00% due 02/15/2048		$5,547,934	$7,182,947
1.00% due 02/15/2049#		5,129,100	6,714,554
1.38% due 02/15/2044		4,746,023	6,355,708
1.75% due 01/15/2028		14,046,624	16,490,641
2.00% due 01/15/2026		4,565,001	5,205,893
2.13% due 02/15/2040		2,866,296	4,136,117
2.13% due 02/15/2041		4,915,346	7,193,467
2.38% due 01/15/2025		4,108,290	4,650,281
2.38% due 01/15/2027		5,120,040	6,111,942
2.50% due 01/15/2029		10,219,550	12,871,154
3.63% due 04/15/2028		18,034,574	23,857,190
3.88% due 04/15/2029		18,450,085	25,547,281

			166,595,591

United States Treasury Notes — 30.2%
United States Treasury Notes TIPS(6) 0.50% due 04/15/2024		9,211,410	9,526,770
0.13% due 04/15/2021		6,425,926	6,386,971
0.13% due 01/15/2022		5,702,450	5,715,985
0.13% due 04/15/2022		11,038,768	11,060,683
0.13% due 07/15/2022		2,581,750	2,608,806
0.13% due 01/15/2023		12,190,024	12,310,623
0.13% due 07/15/2024		9,158,986	9,407,573
0.13% due 10/15/2024		10,061,100	10,356,658
0.13% due 04/15/2025		8,994,150	9,284,131
0.13% due 07/15/2026		6,872,022	7,158,470
0.13% due 01/15/2030#		4,715,510	4,995,304
0.25% due 01/15/2025		7,737,864	7,989,095
0.25% due 07/15/2029		10,091,500	10,811,331
0.38% due 07/15/2023		11,092,100	11,384,111
0.38% due 07/15/2025		7,572,329	7,933,071
0.38% due 01/15/2027		9,339,651	9,880,749
0.38% due 07/15/2027		15,693,678	16,744,604
0.50% due 01/15/2028		10,988,145	11,833,278
0.63% due 07/15/2021		5,497,440	5,538,112
0.63% due 04/15/2023		13,198,094	13,527,259
0.63% due 01/15/2024		8,297,250	8,598,601
0.63% due 01/15/2026		6,148,528	6,532,521
0.75% due 07/15/2028		10,489,170	11,598,974
1.13% due 01/15/2021		6,490,110	6,488,565
1.25% due 07/15/2020		13,019,930	12,946,281

			230,618,526

Total U.S. Government Treasuries
(cost $361,959,123)			397,214,117

FOREIGN GOVERNMENT OBLIGATIONS — 22.7%
Sovereign — 22.7%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(6)	AUD	22,704,000	15,914,376
Commonwealth of Australia Senior Notes 3.74% due 09/20/2025(6)	AUD	16,291,600	12,554,499
Government of Canada Bonds 4.00% due 12/01/2031(6)	CAD	25,416,700	27,228,368
Government of Canada Bonds 4.25% due 12/01/2021(6)	CAD	37,825,110	28,800,215
Government of Canada Bonds 4.25% due 12/01/2026(6)	CAD	11,667,375	10,832,944
Government of New Zealand Senior Notes 2.19% due 09/20/2025(6)	NZD	54,965,000	37,891,523

102

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Spain Bonds 0.30% due 11/30/2021(6)	EUR	2,614,375	$2,933,053
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(6)	EUR	9,657,463	12,016,437
Republic of Italy Senior Notes 0.55% due 05/21/2026*	EUR	10,487,455	11,173,611
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024(6)	GBP	6,638,060	9,123,308
United Kingdom Gilt Treasury Bonds 1.25% due 11/22/2032(6)	GBP	2,694,960	5,368,572
United Mexican States Bonds 2.50% due 12/10/2020(6)	MXN	73	3

Total Foreign Government Obligations
(cost $177,457,417)			173,836,909

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA FRS 1.00% (3 ML+0.52%) due 09/05/2020 (cost $238,831)		9,950	207,060

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.5%
Banks - Commercial — 0.1%
Corestates Capital II FRS 1.87% (3 ML+0.65%) due 01/15/2027*		669,000	587,752

Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	1,041,950

Diversified Banking Institutions — 0.7%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 06/19/2020(7)		3,161,000	2,770,648
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022(7)		2,799,000	2,561,958
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(7)		366,000	380,040

			5,712,646

Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 2.50% (3 ML+2.11%) due 05/15/2067		819,000	660,328

Insurance - Life/Health — 1.2%
Prudential Financial, Inc. 5.70% due 09/15/2048		8,376,000	9,010,901

Insurance - Multi-line — 0.4%
Genworth Holdings, Inc. FRS 2.39% (3 ML+2.00%) due 11/15/2066		800,000	248,000
Hartford Financial Services Group, Inc. FRS 2.52% (3 ML+2.13%) due 02/12/2067*		3,832,000	3,036,860

			3,284,860

Security Description	Principal Amount(1)	Value (Note 2)

Pipelines — 0.9%
Enbridge, Inc. 5.50% due 07/15/2077	$2,670,000	$2,461,233
Energy Transfer Operating LP 6.25% due 02/15/2023(7)	2,554,000	1,941,040
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)	475,000	133,000
Enterprise Products Operating LLC 5.25% due 08/16/2077	1,029,000	927,139
MPLX LP Series B 6.88% due 02/15/2023(7)	1,271,000	1,085,460

		6,547,872

Total Preferred Securities/Capital Securities
(cost $29,098,073)		26,846,309

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 1.00% due 04/14/2011†	400,000	4,080
Lehman Brothers Holdings, Inc. FRS Escrow Notes 1.00% due 06/10/2014†	578,000	6,474
Lehman Brothers Holdings, Inc. FRS Escrow Notes 1.00% due 11/01/2014†	1,000,000	10,200

Total Escrows And Litigation Trusts
(cost $0)		20,754

Total Long-Term Investment Securities
(cost $726,379,790)		757,570,241

SHORT-TERM INVESTMENT SECURITIES — 2.8%
Registered Investment Companies — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(8)	4,005,313	4,005,313
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(8)(9)	17,035,095	17,035,095

Total Short-Term Investment Securities
(cost $21,040,408)		21,040,408

TOTAL INVESTMENTS
(cost $747,420,198)(10)	101.8%	778,610,649
Liabilities in excess of other assets	(1.8)	(14,003,810)

NET ASSETS	100.0%	$764,606,839

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $54,158,659 representing 7.1% of net assets.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Collateralized Mortgage Obligation
(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	The rate shown is the 7-day yield as of May 31, 2020.

103

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

(9)

At May 31, 2020, the Fund had loaned securities with a total value of $17,723,036. This was secured by collateral of $17,035,095, which was received in cash and subsequently invested in short-term investments currently valued at $17,035,095 as reported in the Portfolio of Investments. Additional collateral of $1,126,815 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.13% to 3.88%	01/15/2021 to 11/15/2048	1,126,815

(10)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$7,569,036	$—	$7,569,036
U.S. Corporate Bonds & Notes	—	94,957,893	—	94,957,893
Foreign Corporate Bonds & Notes:
Diversified Banking Institutions	—	7,563,992	9,640,000	17,203,992
Other Industries	—	24,057,962	—	24,057,962
U.S. Government Agencies	—	15,656,209	—	15,656,209
U.S. Government Treasuries	—	397,214,117	—	397,214,117
Foreign Government Obligations	—	173,836,909	—	173,836,909
Preferred Securities	207,060	—	—	207,060
Preferred Securities/Capital Securities	—	26,846,309	—	26,846,309
Escrows and Litigation Trusts	—	20,754	—	20,754
Short-Term Investment Securities	21,040,408	—	—	21,040,408

Total Investment at Value	$21,247,468	$747,723,181	$9,640,000	$778,610,649

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Foreign Corporate Bonds & Notes
Balance as of 05/31/2019	$10,080,000
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)
Change in unrealized depreciation(1)	(440,000)
Net purchases	—
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 05/31/2020	$9,640,000

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2020 includes:

Foreign Corporate Bonds & Notes
$(440,000)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2020.

The Fund’s security classified as Level 3, with a fair value of $9,640,000 at May 31, 2020, is attributable to valuations from a single broker which was deemed to be an indicative quote (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Financial Statements

104

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	9.7%
Repurchase Agreements	4.2
Banks — Commercial	3.9
Registered Investment Companies	3.7
Diversified Banking Institutions	3.7
Food — Misc./Diversified	2.9
Oil Companies — Integrated	2.7
Auto — Cars/Light Trucks	2.6
Exchange — Traded Funds	2.5
Cosmetics & Toiletries	2.3
Telephone — Integrated	2.2
Electric — Integrated	2.0
Insurance — Life/Health	1.9
Semiconductor Equipment	1.4
Medical Products	1.4
Transport — Rail	1.4
Food — Retail	1.3
Chemicals — Diversified	1.3
Industrial Automated/Robotic	1.2
Insurance — Multi-line	1.1
Cellular Telecom	1.1
Electronic Components — Misc.	1.1
Tobacco	1.1
Metal — Diversified	1.1
Real Estate Investment Trusts	1.0
Enterprise Software/Service	1.0
Finance — Other Services	1.0
Chemicals — Specialty	1.0
U.S. Government Treasuries	0.9
Brewery	0.9
Commercial Services	0.9
Diversified Minerals	0.9
Textile — Apparel	0.9
Import/Export	0.9
Retail — Apparel/Shoe	0.9
Beverages — Wine/Spirits	0.8
Real Estate Operations & Development	0.8
Medical — Biomedical/Gene	0.8
Audio/Video Products	0.8
Building — Heavy Construction	0.8
Computer Services	0.8
Machinery — General Industrial	0.7
Diversified Manufacturing Operations	0.7
Soap & Cleaning Preparation	0.7
Machinery — Electrical	0.7
Building & Construction Products — Misc.	0.7
Gas — Distribution	0.6
Insurance — Property/Casualty	0.6
Transport — Services	0.6
Real Estate Management/Services	0.6
Commercial Services — Finance	0.6
Apparel Manufacturers	0.6
Internet Content — Information/News	0.5
Aerospace/Defense — Equipment	0.5
Industrial Gases	0.5
Electric — Distribution	0.5
Medical Instruments	0.5
Food — Dairy Products	0.5
Electronic Components — Semiconductors	0.5
Paper & Related Products	0.5
Investment Companies	0.4
Insurance — Reinsurance	0.4
Human Resources	0.4
Building Products — Cement	0.4
Toys	0.4
Athletic Footwear	0.4
Medical Labs & Testing Services	0.4
Power Converter/Supply Equipment	0.4
Building & Construction — Misc.	0.4

Building Products — Air & Heating	0.4
Auto/Truck Parts & Equipment — Original	0.3
Building — Residential/Commercial	0.3
Rubber — Tires	0.3
Machinery — Construction & Mining	0.3
Retail — Building Products	0.3
Oil Refining & Marketing	0.3
Office Automation & Equipment	0.3
Investment Management/Advisor Services	0.3
Electric — Generation	0.3
Telecom Services	0.3
Dialysis Centers	0.3
Optical Supplies	0.3
Oil Companies — Exploration & Production	0.3
Instruments — Controls	0.3
Public Thoroughfares	0.3
Water	0.3
Gold Mining	0.3
Retail — Jewelry	0.2
Aerospace/Defense	0.2
Casino Hotels	0.2
Multimedia	0.2
Gambling (Non-Hotel)	0.2
Food — Catering	0.2
Private Equity	0.2
Coatings/Paint	0.2
Diversified Operations	0.2
Resorts/Theme Parks	0.2
Computers — Integrated Systems	0.2
Steel — Producers	0.2
Auto — Heavy Duty Trucks	0.2
Electronic Measurement Instruments	0.2
Distribution/Wholesale	0.2
Beverages — Non-alcoholic	0.2
Networking Products	0.2
Entertainment Software	0.2
Finance — Investment Banker/Broker	0.2
Energy — Alternate Sources	0.2
Food — Confectionery	0.2
Retail — Discount	0.2
Wireless Equipment	0.2
Computer Aided Design	0.2
Publishing — Periodicals	0.2
Electric — Transmission	0.2
Applications Software	0.2
Electronic Security Devices	0.2
E-Commerce/Services	0.2
Advertising Services	0.2
Airport Development/Maintenance	0.1
Security Services	0.1
Electric Products — Misc.	0.1
Finance — Leasing Companies	0.1
Hotels/Motels	0.1
Machinery — Farming	0.1
Web Portals/ISP	0.1
E-Commerce/Products	0.1
Computer Data Security	0.1
Metal — Iron	0.1
Diagnostic Kits	0.1
Machine Tools & Related Products	0.1
Retail — Drug Store	0.1
Medical — Generic Drugs	0.1
Bicycle Manufacturing	0.1
Rental Auto/Equipment	0.1
Diagnostic Equipment	0.1
Miscellaneous Manufacturing	0.1
Pipelines	0.1
Fisheries	0.1
Consulting Services	0.1

105

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.1%
Diversified Operations/Commercial Services	0.1
Transport — Marine	0.1
Telecommunication Equipment	0.1
Machinery — Material Handling	0.1
Building — Maintenance & Services	0.1
Web Hosting/Design	0.1
Respiratory Products	0.1
Printing — Commercial	0.1
Computers — Periphery Equipment	0.1
Metal Processors & Fabrication	0.1
Gas — Transportation	0.1
Advertising Agencies	0.1
Food — Flour & Grain	0.1
MRI/Medical Diagnostic Imaging	0.1
Food — Meat Products	0.1
Medical — Hospitals	0.1
Electronics — Military	0.1
Tools — Hand Held	0.1
Metal Products — Distribution	0.1
Internet Security	0.1
Leisure Products	0.1
Building Products — Doors & Windows	0.1

103.5%

Country Allocation*

Japan	24.2%
United Kingdom	12.6
United States	11.3
Switzerland	9.6
France	9.2
Germany	8.2
Australia	5.9
Netherlands	4.6
Sweden	2.7
Hong Kong	2.2
Spain	2.2
Denmark	2.2
Italy	1.7
Finland	1.1
Singapore	1.0
Belgium	0.8
Ireland	0.7
Israel	0.6
Jersey	0.6
Cayman Islands	0.5
Norway	0.5
New Zealand	0.3
Luxembourg	0.2
Bermuda	0.2
Portugal	0.2
Austria	0.1
SupraNational	0.1

103.5%

*	Calculated as a percentage of net assets

106

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.2%
Australia — 5.9%
Afterpay, Ltd.†	19,326	$614,214
AGL Energy, Ltd.	57,821	642,365
AMP, Ltd.†#	310,963	338,430
Ampol, Ltd.	22,595	404,145
APA Group	106,764	821,272
Aristocrat Leisure, Ltd.	52,001	881,489
ASX, Ltd.	17,518	1,022,471
Aurizon Holdings, Ltd.	176,716	555,834
AusNet Services	168,613	196,806
Australia & New Zealand Banking Group, Ltd.	256,634	3,019,008
BGP Holdings PLC†(1)	835,027	0
BHP Group, Ltd.	266,558	6,233,887
BlueScope Steel, Ltd.	45,744	332,331
Brambles, Ltd.	139,643	1,076,099
CIMIC Group, Ltd.	8,788	146,345
Coca-Cola Amatil, Ltd.	45,858	265,814
Cochlear, Ltd.	5,801	747,016
Coles Group, Ltd.	120,702	1,228,454
Commonwealth Bank of Australia	160,181	6,724,453
Computershare, Ltd.	44,048	380,249
Crown Resorts, Ltd.#	33,700	215,801
CSL, Ltd.	41,070	7,492,404
Dexus	99,209	590,040
Evolution Mining, Ltd.	146,513	590,832
Fortescue Metals Group, Ltd.	153,231	1,405,980
Goodman Group	148,901	1,509,454
GPT Group	176,260	464,020
Insurance Australia Group, Ltd.	209,117	844,308
Lendlease Group	59,849	509,539
Macquarie Group, Ltd.	30,463	2,203,297
Magellan Financial Group, Ltd.	11,546	450,830
Medibank Private, Ltd.	249,198	470,463
Mirvac Group	355,966	551,004
National Australia Bank, Ltd.	289,207	3,391,051
Newcrest Mining, Ltd.	73,104	1,477,289
Northern Star Resources, Ltd.	66,964	653,587
Orica, Ltd.	36,606	419,833
Origin Energy, Ltd.	159,365	618,311
Qantas Airways, Ltd.	66,099	174,141
QBE Insurance Group, Ltd.	131,282	762,933
Ramsay Health Care, Ltd.	16,180	747,825
REA Group, Ltd.#	4,767	315,183
Rio Tinto, Ltd.	33,590	2,076,010
Santos, Ltd.	160,217	565,446
Scentre Group	474,033	696,249
SEEK, Ltd.#	30,264	401,564
Sonic Healthcare, Ltd.	40,836	767,679
South32, Ltd.	443,356	556,690
Stockland	215,750	507,009
Suncorp Group, Ltd.	114,098	702,755
Sydney Airport	100,196	391,690
Tabcorp Holdings, Ltd.	183,259	389,934
Telstra Corp., Ltd.	376,661	809,417
TPG Telecom, Ltd.#	33,582	188,548
Transurban Group	247,481	2,361,312
Treasury Wine Estates, Ltd.	65,145	419,940
Vicinity Centres	288,982	306,785
Washington H. Soul Pattinson & Co., Ltd.#	9,748	123,170
Wesfarmers, Ltd.	102,596	2,734,688
Westpac Banking Corp.	326,806	3,705,072
WiseTech Global, Ltd.#	12,964	176,522
Woodside Petroleum, Ltd.	85,264	1,270,552
Woolworths Group, Ltd.	114,122	2,672,820

		73,312,659

Security Description	Shares	Value (Note 2)

Austria — 0.1%
ANDRITZ AG†	6,587	$247,523
Erste Group Bank AG†	25,279	557,626
OMV AG	13,326	441,735
Raiffeisen Bank International AG	13,394	247,389
Verbund AG#	6,162	275,090
voestalpine AG	10,502	205,261

		1,974,624

Belgium — 0.8%
Ageas SA	16,155	553,379
Anheuser-Busch InBev SA#	68,946	3,227,696
Colruyt SA	5,010	303,048
Elia Group SA/NV	2,795	328,667
Galapagos NV†	3,803	779,269
Groupe Bruxelles Lambert SA	7,300	591,920
KBC Group NV	22,607	1,187,327
Proximus SADP	13,764	288,021
Sofina SA	1,395	382,453
Solvay SA#	6,706	511,899
Telenet Group Holding NV	4,147	170,329
UCB SA	11,440	1,146,624
Umicore SA	17,837	792,986

		10,263,618

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	60,000	300,472
Dairy Farm International Holdings, Ltd.	30,626	129,582
Hongkong Land Holdings, Ltd.	105,600	398,466
Jardine Matheson Holdings, Ltd.	19,886	800,058
Jardine Strategic Holdings, Ltd.	20,061	401,366
Kerry Properties, Ltd.	59,500	141,636
NWS Holdings, Ltd.	142,000	111,800

		2,283,380

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	27,800	253,806
BeiGene, Ltd. ADR†#	3,491	577,900
Budweiser Brewing Co. APAC, Ltd.*#	155,800	438,874
CK Asset Holdings, Ltd.	233,808	1,285,208
CK Hutchison Holdings, Ltd.	244,308	1,509,129
Melco Resorts & Entertainment, Ltd. ADR	19,770	316,913
Sands China, Ltd.	219,600	863,559
WH Group, Ltd.*	866,000	751,153
Wharf Real Estate Investment Co., Ltd.#	96,000	370,649
Wynn Macau, Ltd.	141,200	239,848

		6,607,039

Denmark — 2.2%
Ambu A/S, Class B	14,773	493,189
AP Moller - Maersk A/S, Series A#	292	268,050
AP Moller - Maersk A/S, Series B	592	581,165
Carlsberg A/S, Class B	9,679	1,253,546
Chr. Hansen Holding A/S	9,545	925,955
Coloplast A/S, Class B	10,750	1,803,267
Danske Bank A/S†	62,412	774,827
Demant A/S†	9,988	282,945
DSV PANALPINA A/S	19,138	2,029,835
Genmab A/S†	5,888	1,813,922
GN Store Nord A/S	11,586	627,213
H. Lundbeck A/S	6,307	242,588
Novo Nordisk A/S, Class B	160,109	10,438,611
Novozymes A/S, Class B	19,322	1,058,650
Orsted A/S*	17,117	2,015,232
Pandora A/S	9,049	451,818
Tryg A/S	10,936	306,982

107

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Vestas Wind Systems A/S	17,998	$1,842,702

		27,210,497

Finland — 1.1%
Elisa Oyj	12,870	807,443
Fortum Oyj	40,189	771,128
Kone Oyj, Class B	30,755	2,064,549
Metso Oyj	9,523	309,870
Neste Oyj	38,281	1,550,954
Nokia Oyj	511,596	2,024,206
Nordea Bank Abp†	293,170	1,989,579
Orion Oyj, Class B	9,515	509,199
Sampo Oyj, Class A	42,621	1,526,245
Stora Enso Oyj, Class R†	52,640	647,584
UPM-Kymmene Oyj	48,295	1,398,581
Wartsila Oyj Abp	40,157	314,578

		13,913,916

France — 9.2%
Accor SA†	17,144	486,378
Aeroports de Paris	2,686	280,648
Air Liquide SA	42,809	5,825,610
Alstom SA	17,380	733,996
Amundi SA†*	5,488	409,428
Arkema SA	6,240	545,768
Atos SE†	8,893	673,926
AXA SA	175,014	3,202,796
BioMerieux	3,749	538,648
BNP Paribas SA†	101,780	3,671,192
Bollore SA	79,849	228,643
Bouygues SA†	20,621	633,611
Bureau Veritas SA	26,581	542,266
Capgemini SE	14,557	1,494,730
Carrefour SA	54,785	833,358
Casino Guichard Perrachon SA#	3,924	147,598
Cie de Saint-Gobain	46,822	1,519,950
Cie Generale des Etablissements Michelin SCA	15,355	1,555,956
CNP Assurances†	15,532	164,116
Covivio#	4,343	254,889
Credit Agricole SA†	104,409	913,737
Danone SA	55,876	3,830,175
Dassault Aviation SA†	227	194,046
Dassault Systemes SE	11,896	2,019,448
Edenred	22,041	923,012
Eiffage SA†	7,537	689,516
Electricite de France SA	56,167	498,694
Engie SA†	165,269	1,958,740
EssilorLuxottica SA	25,734	3,323,078
Eurazeo SE†	3,557	173,429
Faurecia SE	6,870	266,022
Gecina SA	4,148	534,775
Getlink SE†	39,814	575,411
Hermes International	2,866	2,389,386
ICADE	2,698	193,475
Iliad SA	1,339	236,228
Ingenico Group SA	5,477	760,009
Ipsen SA	3,413	268,720
JCDecaux SA†	7,703	156,976
Kering SA	6,856	3,594,082
Klepierre SA#	17,801	338,218
L’Oreal SA†	22,726	6,635,752
La Francaise des Jeux SAEM†*	7,777	265,763
Legrand SA#	24,155	1,650,192
LVMH Moet Hennessy Louis Vuitton SE	25,134	10,525,121
Natixis SA†	85,593	190,921

Security Description	Shares	Value (Note 2)

France (continued)
Orange SA	180,523	$2,181,297
Orpea	4,677	549,996
Pernod Ricard SA	19,214	3,000,495
Peugeot SA†#	53,218	761,743
Publicis Groupe SA	19,580	557,025
Remy Cointreau SA#	2,042	242,783
Renault SA†	17,393	392,859
Safran SA†	28,996	2,781,928
Sanofi	102,110	9,958,340
Sartorius Stedim Biotech†	2,502	680,606
Schneider Electric SE	50,028	4,990,896
SCOR SE†	14,347	355,202
SEB SA#	2,048	281,426
Societe Generale SA†	73,357	1,085,593
Sodexo SA#	8,006	540,127
Suez SA#	31,272	355,962
Teleperformance	5,313	1,261,270
Thales SA	9,641	738,838
TOTAL SA	223,661	8,409,322
Ubisoft Entertainment SA†	8,188	635,981
Valeo SA	20,720	512,678
Veolia Environnement SA	48,763	1,070,455
Vinci SA	46,626	4,323,298
Vivendi SA	75,031	1,708,241
Wendel SE	2,426	223,308
Worldline SA†*	12,407	931,833

		115,379,935

Germany — 8.2%
adidas AG†	17,228	4,517,743
Allianz SE	37,748	6,849,476
BASF SE	83,109	4,481,932
Bayer AG	88,895	5,937,930
Bayerische Motoren Werke AG	29,960	1,744,139
Bayerische Motoren Werke AG (Preference Shares)	5,146	235,866
Beiersdorf AG	9,121	952,310
Brenntag AG	13,980	733,137
Carl Zeiss Meditec AG†	3,642	373,458
Commerzbank AG†	90,656	353,653
Continental AG†	9,954	973,855
Covestro AG†*	15,731	583,212
Daimler AG	77,444	2,861,894
Delivery Hero SE†*	11,583	1,103,617
Deutsche Bank AG†	177,663	1,484,328
Deutsche Boerse AG	17,192	2,832,906
Deutsche Lufthansa AG†#	21,635	218,811
Deutsche Post AG	89,509	2,772,884
Deutsche Telekom AG†	301,591	4,680,937
Deutsche Wohnen SE	30,922	1,383,087
E.ON SE	203,151	2,150,205
Evonik Industries AG	18,975	465,929
Fraport AG Frankfurt Airport Services Worldwide†	3,765	187,051
Fresenius Medical Care AG & Co. KGaA	19,283	1,611,023
Fresenius SE & Co. KGaA	37,826	1,804,480
Fuchs Petrolub SE (Preference Shares)	6,289	250,905
GEA Group AG	13,882	412,046
Hannover Rueck SE	5,456	875,420
HeidelbergCement AG	13,465	666,530
Henkel AG & Co. KGaA†	9,403	747,912
Henkel AG & Co. KGaA (Preference Shares)†	16,121	1,431,697
HOCHTIEF AG	2,237	195,963
Infineon Technologies AG	113,191	2,359,080
KION Group AG	5,877	326,470
Knorr-Bremse AG	4,376	461,457
LANXESS AG	7,517	387,307

108

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
LEG Immobilien AG	6,244	$778,694
Merck KGaA	11,695	1,344,509
METRO AG	16,293	152,300
MTU Aero Engines AG†	4,804	771,013
Muenchener Rueckversicherungs-Gesellschaft AG	13,059	2,964,883
Nemetschek SE	5,226	409,838
Porsche Automobil Holding SE (Preference Shares)	13,856	749,183
Puma SE†	7,506	532,968
RWE AG	52,844	1,740,983
SAP SE	94,488	11,764,708
Sartorius AG (Preference Shares)†	3,218	1,193,769
Scout24 AG*	9,736	745,141
Siemens AG	69,222	7,555,864
Siemens Healthineers AG*	13,573	701,567
Symrise AG	11,641	1,270,385
TeamViewer AG†	11,763	599,249
Telefonica Deutschland Holding AG	94,218	289,936
thyssenkrupp AG†	36,615	246,001
Uniper SE	18,213	566,093
United Internet AG	9,275	374,507
Volkswagen AG	2,937	462,409
Volkswagen AG (Preference Shares)	16,793	2,461,908
Vonovia SE	46,615	2,689,371
Wirecard AG#	10,622	1,119,829
Zalando SE†*	13,728	923,909

		101,817,667

Hong Kong — 2.2%
AIA Group, Ltd.	1,093,800	8,917,515
Bank of East Asia, Ltd.	118,400	214,276
BOC Hong Kong Holdings, Ltd.	335,000	940,267
CLP Holdings, Ltd.	148,500	1,457,408
Galaxy Entertainment Group, Ltd.	196,000	1,337,050
Hang Lung Properties, Ltd.	183,000	385,946
Hang Seng Bank, Ltd.	69,200	1,055,672
Henderson Land Development Co., Ltd.	131,231	471,362
Hong Kong & China Gas Co., Ltd.	918,616	1,553,858
Hong Kong Exchanges & Clearing, Ltd.	108,400	3,792,767
Link REIT	186,800	1,406,534
MTR Corp., Ltd.	139,500	672,983
New World Development Co., Ltd.	555,000	561,476
PCCW, Ltd.	384,000	210,966
Power Assets Holdings, Ltd.	125,500	703,232
Sino Land Co., Ltd.	284,000	331,839
SJM Holdings, Ltd.	180,000	202,220
Sun Hung Kai Properties, Ltd.	118,000	1,365,024
Swire Pacific, Ltd., Class A	45,000	235,945
Swire Properties, Ltd.	105,800	235,637
Techtronic Industries Co., Ltd.	124,000	1,079,189
Wheelock & Co., Ltd.	65,000	440,920

		27,572,086

Ireland — 0.7%
CRH PLC	71,055	2,324,955
DCC PLC	8,904	743,574
Flutter Entertainment PLC†#	12,422	1,597,003
James Hardie Industries PLC CDI	40,085	685,391
Kerry Group PLC, Class A	14,375	1,785,863
Kingspan Group PLC	13,921	861,745
Smurfit Kappa Group PLC	20,450	668,362

		8,666,893

Isle of Man — 0.0%
GVC Holdings PLC	52,730	518,989

Security Description	Shares	Value (Note 2)

Israel — 0.6%
Azrieli Group, Ltd.	3,862	$202,558
Bank Hapoalim BM	103,275	639,876
Bank Leumi Le-Israel BM	133,424	712,825
Check Point Software Technologies, Ltd.†	10,533	1,155,154
CyberArk Software, Ltd.†	3,428	355,758
Elbit Systems, Ltd.	2,211	309,636
ICL Group, Ltd.	64,082	221,809
Israel Discount Bank, Ltd., Class A	105,927	339,532
Mizrahi Tefahot Bank, Ltd.	12,821	253,638
NICE, Ltd.†	5,654	1,049,452
Teva Pharmaceutical Industries, Ltd. ADR†	98,894	1,239,142
Wix.com, Ltd.†	4,629	1,029,166

		7,508,546

Italy — 1.7%
Assicurazioni Generali SpA	99,429	1,384,599
Atlantia SpA†	44,833	730,848
Davide Campari-Milano SpA	52,554	427,738
DiaSorin SpA	2,278	478,201
Enel SpA	735,952	5,663,217
Eni SpA	230,189	2,088,039
FinecoBank Banca Fineco SpA†	55,136	647,043
Infrastrutture Wireless Italiane SpA*	21,717	221,567
Intesa Sanpaolo SpA†	1,346,724	2,335,929
Leonardo SpA	36,620	229,144
Mediobanca Banca di Credito Finanziario SpA	56,197	366,402
Moncler SpA†	17,530	654,665
Nexi SpA†*	34,083	562,211
Pirelli & C SpA*#	36,194	162,768
Poste Italiane SpA*	47,274	416,424
Prysmian SpA	21,837	466,591
Recordati SpA	9,461	431,225
Snam SpA	184,311	859,497
Telecom Italia SpA†	756,616	280,069
Telecom Italia SpA (RSP)	545,429	210,884
Terna Rete Elettrica Nazionale SpA	127,313	861,466
UniCredit SpA†	191,984	1,645,281

		21,123,808

Japan — 24.2%
ABC-Mart, Inc.	3,000	182,464
Acom Co., Ltd.	36,100	147,193
Advantest Corp.	18,100	895,253
Aeon Co., Ltd.	59,200	1,310,312
Aeon Mall Co., Ltd.	9,300	130,921
AGC, Inc.	17,500	496,160
Air Water, Inc.	16,600	241,290
Aisin Seiki Co., Ltd.	14,700	463,914
Ajinomoto Co., Inc.	42,200	719,811
Alfresa Holdings Corp.	17,000	343,080
Amada Co., Ltd.	30,000	267,890
ANA Holdings, Inc.†	10,400	251,190
Aozora Bank, Ltd.	10,700	199,092
Asahi Group Holdings, Ltd.	35,000	1,319,847
Asahi Intecc Co., Ltd.	17,700	542,395
Asahi Kasei Corp.	113,500	896,630
Astellas Pharma, Inc.	168,500	2,995,375
Bandai Namco Holdings, Inc.#	18,100	1,008,120
Bank of Kyoto, Ltd.	5,100	183,396
Benesse Holdings, Inc.	6,500	176,116
Bridgestone Corp.	48,400	1,608,173
Brother Industries, Ltd.	20,200	380,961
Calbee, Inc.	7,900	228,423
Canon, Inc.#	90,500	1,856,047
Casio Computer Co., Ltd.	17,600	310,324

109

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Central Japan Railway Co.	13,100	$2,243,637
Chiba Bank, Ltd.	48,000	228,384
Chubu Electric Power Co., Inc.	58,300	785,293
Chugai Pharmaceutical Co., Ltd.	20,300	2,995,774
Chugoku Electric Power Co., Inc.	26,300	361,169
Coca-Cola Bottlers Japan Holdings, Inc.	11,202	222,713
Concordia Financial Group, Ltd.	95,800	313,412
Cosmos Pharmaceutical Corp.	1,810	259,841
CyberAgent, Inc.	9,149	461,385
Dai Nippon Printing Co., Ltd.	22,000	500,571
Dai-ichi Life Holdings, Inc.	97,600	1,273,113
Daicel Corp.	22,500	190,650
Daifuku Co., Ltd.	9,191	715,530
Daiichi Sankyo Co., Ltd.	51,300	4,805,986
Daikin Industries, Ltd.	22,500	3,312,957
Daito Trust Construction Co., Ltd.	5,800	613,214
Daiwa House Industry Co., Ltd.	51,200	1,272,559
Daiwa House REIT Investment Corp.	179	442,812
Daiwa Securities Group, Inc.	130,700	542,468
Denso Corp.	39,200	1,504,692
Dentsu Group, Inc.	19,600	525,820
Disco Corp.	2,600	581,599
East Japan Railway Co.	27,400	2,150,046
Eisai Co., Ltd.	22,800	1,787,295
Electric Power Development Co., Ltd.	12,400	234,069
FamilyMart Co., Ltd.	22,900	429,843
FANUC Corp.	17,500	3,124,792
Fast Retailing Co., Ltd.	5,300	2,981,981
Fuji Electric Co., Ltd.	11,500	307,889
FUJIFILM Holdings Corp.	32,600	1,506,165
Fujitsu, Ltd.	17,800	1,835,734
Fukuoka Financial Group, Inc.	15,600	254,113
GLP J-REIT	330	440,711
GMO Payment Gateway, Inc.	3,700	416,796
Hakuhodo DY Holdings, Inc.	21,100	262,508
Hamamatsu Photonics KK	12,700	575,591
Hankyu Hanshin Holdings, Inc.	20,700	765,151
Hikari Tsushin, Inc.	1,900	416,812
Hino Motors, Ltd.	26,000	176,169
Hirose Electric Co., Ltd.	2,935	350,864
Hisamitsu Pharmaceutical Co., Inc.	4,600	232,069
Hitachi Construction Machinery Co., Ltd.	9,700	255,225
Hitachi Metals, Ltd.	19,400	223,968
Hitachi, Ltd.	87,500	2,808,491
Honda Motor Co., Ltd.	147,500	3,815,809
Hoshizaki Corp.	4,600	371,680
Hoya Corp.	34,200	3,210,103
Hulic Co., Ltd.#	27,400	277,532
Idemitsu Kosan Co., Ltd.	17,776	394,778
Iida Group Holdings Co., Ltd.#	13,300	197,710
Inpex Corp.	92,600	646,618
Isetan Mitsukoshi Holdings, Ltd.	30,500	204,353
Isuzu Motors, Ltd.	49,900	468,120
Ito En, Ltd.	4,843	277,526
ITOCHU Corp.	121,900	2,616,335
Itochu Techno-Solutions Corp.	8,700	294,286
Japan Airlines Co., Ltd.	10,300	202,689
Japan Airport Terminal Co., Ltd.#	4,600	202,679
Japan Exchange Group, Inc.	46,100	991,631
Japan Post Bank Co., Ltd.#	36,600	302,462
Japan Post Holdings Co., Ltd.	142,500	1,037,728
Japan Post Insurance Co., Ltd.	20,400	259,324
Japan Prime Realty Investment Corp.	71	216,938
Japan Real Estate Investment Corp.	119	649,964
Japan Retail Fund Investment Corp.	237	313,370

Security Description	Shares	Value (Note 2)

Japan (continued)
Japan Tobacco, Inc.	108,600	$2,154,944
JFE Holdings, Inc.	44,500	327,451
JGC Holdings Corp.	19,900	214,439
JSR Corp.	18,400	361,181
JTEKT Corp.	18,600	150,303
JXTG Holdings, Inc.	277,700	1,068,765
Kajima Corp.	40,700	462,073
Kakaku.com, Inc.	12,200	295,511
Kamigumi Co., Ltd.	8,900	174,078
Kansai Electric Power Co., Inc.	63,700	634,936
Kansai Paint Co., Ltd.	16,000	331,653
Kao Corp.	43,600	3,500,098
Kawasaki Heavy Industries, Ltd.	12,900	204,619
KDDI Corp.	149,200	4,344,635
Keihan Holdings Co., Ltd.	8,700	413,487
Keikyu Corp.	19,999	334,428
Keio Corp.	9,300	552,722
Keisei Electric Railway Co., Ltd.	11,700	384,286
Keyence Corp.	16,500	6,795,156
Kikkoman Corp.	13,200	664,936
Kintetsu Group Holdings Co., Ltd.	15,500	761,289
Kirin Holdings Co., Ltd.	74,400	1,525,054
Kobayashi Pharmaceutical Co., Ltd.	4,501	401,023
Kobe Bussan Co., Ltd.	5,570	288,197
Koito Manufacturing Co., Ltd.	9,500	402,884
Komatsu, Ltd.	79,200	1,604,422
Konami Holdings Corp.	8,400	295,488
Kose Corp.	2,979	373,432
Kubota Corp.	93,900	1,264,282
Kuraray Co., Ltd.	28,900	303,957
Kurita Water Industries, Ltd.	8,900	247,003
Kyocera Corp.	29,000	1,571,239
Kyowa Kirin Co., Ltd.	24,400	662,306
Kyushu Electric Power Co., Inc.	34,300	285,311
Kyushu Railway Co.#	13,500	382,845
Lasertec Corp.†	6,825	560,075
Lawson, Inc.	4,500	248,929
LINE Corp.†	5,500	274,478
Lion Corp.	20,300	464,408
LIXIL Group Corp.	24,100	336,896
M3, Inc.	39,900	1,608,908
Makita Corp.	20,300	688,529
Marubeni Corp.	149,400	726,529
Marui Group Co., Ltd.	17,200	310,610
Maruichi Steel Tube, Ltd.	5,100	130,652
Mazda Motor Corp.	51,500	329,816
McDonald’s Holdings Co. Japan, Ltd.#	6,000	319,154
Mebuki Financial Group, Inc.	85,400	193,494
Medipal Holdings Corp.	16,600	329,494
MEIJI Holdings Co., Ltd.	10,400	782,810
Mercari, Inc.†	7,700	229,778
Minebea Mitsumi, Inc.	32,800	576,805
MISUMI Group, Inc.	25,700	683,238
Mitsubishi Chemical Holdings Corp.	115,900	682,970
Mitsubishi Corp.	122,300	2,856,924
Mitsubishi Electric Corp.	165,100	2,176,814
Mitsubishi Estate Co., Ltd.	107,000	1,703,587
Mitsubishi Gas Chemical Co., Inc.	14,300	213,242
Mitsubishi Heavy Industries, Ltd.	29,000	751,035
Mitsubishi Materials Corp.	10,100	230,191
Mitsubishi Motors Corp.#	60,700	171,460
Mitsubishi UFJ Financial Group, Inc.	1,106,100	4,564,543
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,500	178,457
Mitsui & Co., Ltd.	149,800	2,275,449
Mitsui Chemicals, Inc.	16,700	347,549

110

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Co., Ltd.	84,200	$1,622,509
Miura Co., Ltd.	7,936	338,501
Mizuho Financial Group, Inc.	2,182,800	2,727,183
MonotaRO Co., Ltd.	11,300	410,797
MS&AD Insurance Group Holdings, Inc.	40,300	1,184,843
Murata Manufacturing Co., Ltd.	52,000	2,906,512
Nabtesco Corp.	10,200	317,117
Nagoya Railroad Co., Ltd.	16,900	509,942
NEC Corp.	20,400	916,539
Nexon Co., Ltd.	43,800	913,220
NGK Insulators, Ltd.	23,700	347,801
NGK Spark Plug Co., Ltd.	14,200	229,255
NH Foods, Ltd.	7,500	277,325
Nidec Corp.	40,500	2,492,683
Nihon M&A Center, Inc.	13,524	544,019
Nikon Corp.	27,200	250,171
Nintendo Co., Ltd.	10,100	4,081,975
Nippon Building Fund, Inc.	115	721,687
Nippon Express Co., Ltd.	6,700	344,852
Nippon Paint Holdings Co., Ltd.	13,300	925,524
Nippon Prologis REIT, Inc.	190	535,893
Nippon Shinyaku Co., Ltd.	4,100	353,295
Nippon Steel Corp.	73,100	674,203
Nippon Telegraph & Telephone Corp.	116,500	2,637,717
Nippon Yusen KK	13,900	200,655
Nissan Chemical Corp.	11,200	495,002
Nissan Motor Co., Ltd.	210,100	782,581
Nisshin Seifun Group, Inc.	17,900	279,105
Nissin Foods Holdings Co., Ltd.	5,700	476,188
Nitori Holdings Co., Ltd.	7,300	1,324,050
Nitto Denko Corp.	14,400	780,071
Nomura Holdings, Inc.	284,500	1,223,696
Nomura Real Estate Holdings, Inc.	10,500	194,638
Nomura Real Estate Master Fund, Inc.	384	473,047
Nomura Research Institute, Ltd.	29,000	767,114
NSK, Ltd.	32,400	237,334
NTT Data Corp.	57,100	660,686
NTT DOCOMO, Inc.	105,600	2,887,998
Obayashi Corp.	58,800	544,745
OBIC Co., Ltd.	6,300	1,093,039
Odakyu Electric Railway Co., Ltd.	26,699	666,668
Oji Holdings Corp.	78,000	390,637
Olympus Corp.	105,400	1,833,868
Omron Corp.	16,800	1,115,022
Ono Pharmaceutical Co., Ltd.	33,500	957,400
Oracle Corp. Japan†	3,500	409,114
Oriental Land Co., Ltd.	18,100	2,625,267
ORIX Corp.	119,900	1,592,635
Orix JREIT, Inc.	237	343,215
Osaka Gas Co., Ltd.	33,900	677,557
Otsuka Corp.	9,500	458,821
Otsuka Holdings Co., Ltd.	35,300	1,595,232
Pan Pacific International Holdings Corp.	37,300	751,932
Panasonic Corp.	199,830	1,788,265
Park24 Co., Ltd.	9,800	190,476
PeptiDream, Inc.†	8,500	381,720
Persol Holdings Co., Ltd.	16,074	212,915
Pigeon Corp.	10,500	409,487
Pola Orbis Holdings, Inc.	8,332	162,205
Rakuten, Inc.	77,900	706,438
Recruit Holdings Co., Ltd.	115,083	3,970,608
Renesas Electronics Corp.†#	69,600	361,980
Resona Holdings, Inc.	189,300	682,071
Ricoh Co., Ltd.	60,700	449,035
Rinnai Corp.	3,300	277,922

Security Description	Shares	Value (Note 2)

Japan (continued)
Rohm Co., Ltd.	8,000	$539,337
Ryohin Keikaku Co., Ltd.	21,640	327,705
Santen Pharmaceutical Co., Ltd.	32,600	602,279
SBI Holdings, Inc.	21,400	459,338
SCSK Corp.	4,714	230,730
Secom Co., Ltd.	19,000	1,646,936
Sega Sammy Holdings, Inc.	15,700	204,751
Seibu Holdings, Inc.	19,600	256,266
Seiko Epson Corp.	25,300	285,484
Sekisui Chemical Co., Ltd.	32,900	460,035
Sekisui House, Ltd.	56,200	1,071,480
Seven & i Holdings Co., Ltd.	68,200	2,334,584
Seven Bank, Ltd.	53,300	151,965
SG Holdings Co., Ltd.	14,528	474,034
Sharp Corp.#	19,300	209,424
Shimadzu Corp.	20,100	544,323
Shimamura Co., Ltd.	2,000	140,787
Shimano, Inc.	6,700	1,232,065
Shimizu Corp.	49,900	422,771
Shin-Etsu Chemical Co., Ltd.	32,000	3,754,927
Shinsei Bank, Ltd.#	14,100	180,136
Shionogi & Co., Ltd.	24,400	1,441,722
Shiseido Co., Ltd.	36,200	2,209,767
Shizuoka Bank, Ltd.	38,300	244,052
Showa Denko KK	12,200	292,006
SMC Corp.	5,200	2,617,621
Softbank Corp.	173,300	2,196,991
SoftBank Group Corp.	141,800	6,369,004
Sohgo Security Services Co., Ltd.	6,500	319,929
Sompo Holdings, Inc.	30,400	1,082,409
Sony Corp.	115,200	7,356,396
Sony Financial Holdings, Inc.	13,800	332,851
Square Enix Holdings Co., Ltd.	8,300	403,099
Stanley Electric Co., Ltd.	11,800	287,291
Subaru Corp.	55,700	1,230,843
SUMCO Corp.	23,904	367,061
Sumitomo Chemical Co., Ltd.	134,800	418,498
Sumitomo Corp.	107,500	1,296,377
Sumitomo Dainippon Pharma Co., Ltd.	16,200	229,274
Sumitomo Electric Industries, Ltd.	68,300	796,472
Sumitomo Heavy Industries, Ltd.	10,000	228,674
Sumitomo Metal Mining Co., Ltd.	21,100	588,544
Sumitomo Mitsui Financial Group, Inc.	118,000	3,418,619
Sumitomo Mitsui Trust Holdings, Inc.	30,600	901,685
Sumitomo Realty & Development Co., Ltd.	28,000	776,648
Sumitomo Rubber Industries, Ltd.	15,500	157,804
Sundrug Co., Ltd.	6,480	218,325
Suntory Beverage & Food, Ltd.	12,600	514,885
Suzuken Co., Ltd.	6,100	221,789
Suzuki Motor Corp.	33,300	1,159,059
Sysmex Corp.	15,100	1,207,263
T&D Holdings, Inc.	48,700	440,545
Taiheiyo Cement Corp.	10,900	258,060
Taisei Corp.	17,300	601,181
Taisho Pharmaceutical Holdings Co., Ltd.	3,100	196,934
Taiyo Nippon Sanso Corp.	13,700	230,598
Takeda Pharmaceutical Co., Ltd.	142,600	5,552,509
TDK Corp.	11,700	1,096,731
Teijin, Ltd.	16,100	263,773
Terumo Corp.	58,400	2,295,569
THK Co., Ltd.	10,900	283,855
TIS, Inc.	20,256	432,442
Tobu Railway Co., Ltd.	17,300	613,569
Toho Co., Ltd.	10,100	371,398
Toho Gas Co., Ltd.	6,700	329,604

111

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Tohoku Electric Power Co., Inc.	38,700	$400,919
Tokio Marine Holdings, Inc.	57,800	2,505,705
Tokyo Century Corp.#	3,916	170,557
Tokyo Electric Power Co. Holdings, Inc.†	130,900	441,201
Tokyo Electron, Ltd.	13,500	2,698,748
Tokyo Gas Co., Ltd.	34,000	811,408
Tokyu Corp.	45,200	716,979
Tokyu Fudosan Holdings Corp.	55,400	281,266
Toppan Printing Co., Ltd.	23,700	405,851
Toray Industries, Inc.	125,500	611,164
Toshiba Corp.	35,000	957,493
Tosoh Corp.	23,500	327,101
TOTO, Ltd.	12,800	507,133
Toyo Suisan Kaisha, Ltd.	8,000	417,415
Toyoda Gosei Co., Ltd.	5,900	126,281
Toyota Industries Corp.	13,300	680,590
Toyota Motor Corp.	191,900	12,040,451
Toyota Tsusho Corp.	19,200	487,203
Trend Micro, Inc.	12,100	665,583
Tsuruha Holdings, Inc.#	3,304	488,287
Unicharm Corp.	36,500	1,358,694
United Urban Investment Corp.#	268	284,649
USS Co., Ltd.	19,799	345,287
Welcia Holdings Co., Ltd.	4,300	360,414
West Japan Railway Co.	14,700	949,159
Yakult Honsha Co., Ltd.	10,800	661,719
Yamada Denki Co., Ltd.	65,600	319,197
Yamaha Corp.	12,100	589,308
Yamaha Motor Co., Ltd.	25,300	365,727
Yamato Holdings Co., Ltd.	27,900	618,090
Yamazaki Baking Co., Ltd.	11,000	196,828
Yaskawa Electric Corp.	21,700	780,916
Yokogawa Electric Corp.	20,700	298,710
Yokohama Rubber Co., Ltd.	10,700	161,849
Z Holdings Corp.	240,000	981,527
ZOZO, Inc.#	9,893	182,405

		301,752,029

Jersey — 0.6%
Experian PLC	82,185	2,869,404
Ferguson PLC	20,395	1,610,925
Glencore PLC	904,245	1,686,373
WPP PLC	111,968	850,581

		7,017,283

Luxembourg — 0.2%
ArcelorMittal SA	64,863	625,143
Aroundtown SA	104,257	573,242
Eurofins Scientific SE#	1,194	808,740
SES SA FDR	34,697	257,125
Tenaris SA#	42,729	266,914

		2,531,164

Netherlands — 4.6%
ABN AMRO Bank NV CVA*	38,275	308,257
Adyen NV†*	1,634	2,149,709
Aegon NV	161,912	435,240
AerCap Holdings NV†	11,912	384,043
Airbus SE†#	53,150	3,377,020
Akzo Nobel NV	18,061	1,482,465
Altice Europe NV†	56,355	227,037
ASML Holding NV	38,516	12,608,293
CNH Industrial NV†	92,594	563,523
EXOR NV	9,813	531,257
Ferrari NV	11,406	1,931,917

Security Description	Shares	Value (Note 2)

Netherlands (continued)
Fiat Chrysler Automobiles NV†	99,287	$880,554
Heineken Holding NV	10,425	860,948
Heineken NV	23,454	2,155,792
ING Groep NV	352,604	2,289,555
Just Eat Takeaway.com NV†*	10,981	1,195,677
Koninklijke Ahold Delhaize NV#	99,600	2,529,758
Koninklijke DSM NV	15,596	2,001,645
Koninklijke KPN NV	323,253	793,771
Koninklijke Philips NV†	81,142	3,696,477
Koninklijke Vopak NV	6,362	349,306
NN Group NV	26,424	819,054
Prosus NV†	44,102	3,671,867
QIAGEN NV†	20,887	911,697
Randstad NV	10,781	453,803
STMicroelectronics NV	57,715	1,426,440
Unilever NV	132,174	6,843,376
Wolters Kluwer NV	24,704	1,973,939

		56,852,420

New Zealand — 0.3%
a2 Milk Co., Ltd.†	66,587	787,195
Auckland International Airport, Ltd.	109,957	444,087
Fisher & Paykel Healthcare Corp., Ltd.	51,989	969,120
Mercury NZ, Ltd.	61,634	177,995
Meridian Energy, Ltd.	115,957	343,718
Ryman Healthcare, Ltd.	36,194	271,813
Spark New Zealand, Ltd.	166,226	456,934

		3,450,862

Norway — 0.5%
DNB ASA	85,797	1,172,727
Equinor ASA#	90,630	1,323,126
Gjensidige Forsikring ASA†	18,097	329,197
Mowi ASA	39,773	751,866
Norsk Hydro ASA†	121,690	310,625
Orkla ASA	67,961	612,005
Schibsted ASA, Class B†	8,869	213,511
Telenor ASA	65,261	991,960
Yara International ASA	16,022	550,512

		6,255,529

Papua New Guinea — 0.0%
Oil Search, Ltd.	178,549	407,784

Portugal — 0.2%
Banco Espirito Santo SA†(1)	213,818	0
EDP - Energias de Portugal SA	231,605	1,090,382
Galp Energia SGPS SA	45,357	541,970
Jeronimo Martins SGPS SA	22,777	389,950

		2,022,302

Singapore — 1.0%
Ascendas Real Estate Investment Trust	278,248	618,984
CapitaLand Commercial Trust	244,300	303,868
CapitaLand Mall Trust	233,700	337,269
CapitaLand, Ltd.†	232,400	477,375
City Developments, Ltd.	41,100	225,170
DBS Group Holdings, Ltd.	162,400	2,246,321
Genting Singapore, Ltd.	547,200	305,500
Jardine Cycle & Carriage, Ltd.	8,900	138,260
Keppel Corp., Ltd.#	131,600	552,009
Mapletree Commercial Trust	194,500	276,572
Mapletree Logistics Trust	240,709	349,273
Oversea-Chinese Banking Corp., Ltd.	299,200	1,819,191
Singapore Airlines, Ltd.#	122,149	331,137
Singapore Exchange, Ltd.	72,700	428,086

112

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
Singapore Technologies Engineering, Ltd.	141,300	$320,248
Singapore Telecommunications, Ltd.	738,800	1,306,324
Suntec Real Estate Investment Trust	178,100	186,175
United Overseas Bank, Ltd.	106,400	1,473,800
UOL Group, Ltd.	42,000	204,437
Venture Corp., Ltd.	24,952	271,875
Wilmar International, Ltd.	173,800	492,744
Yangzijiang Shipbuilding Holdings, Ltd.	233,700	156,465

		12,821,083

Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	23,118	592,837
Aena SME SA†*	6,108	874,177
Amadeus IT Group SA	39,024	2,043,412
Banco Bilbao Vizcaya Argentaria SA	603,349	1,883,535
Banco Santander SA	1,503,702	3,421,247
Bankinter SA	61,001	259,513
CaixaBank SA	324,741	609,077
Cellnex Telecom SA*	22,663	1,286,664
Enagas SA	22,521	507,055
Endesa SA	28,741	683,564
Ferrovial SA	43,851	1,194,581
Grifols SA#	26,991	845,961
Iberdrola SA	525,562	5,672,431
Industria de Diseno Textil SA	98,704	2,759,141
Mapfre SA	97,529	172,089
Naturgy Energy Group SA#	26,715	497,169
Red Electrica Corp. SA	39,168	690,645
Repsol SA	127,534	1,194,230
Siemens Gamesa Renewable Energy SA†#	21,572	364,653
Telefonica SA	422,833	1,995,036

		27,547,017

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	239,769	238,051
HKT Trust & HKT, Ltd.	343,000	489,383
Unibail-Rodamco-Westfield#	12,521	666,425

		1,393,859

Sweden — 2.7%
Alfa Laval AB†	28,466	576,534
Assa Abloy AB, Class B	90,694	1,843,677
Atlas Copco AB, Class A	60,762	2,392,532
Atlas Copco AB, Class B	35,309	1,251,067
Boliden AB	24,749	539,550
Electrolux AB, Series B	20,409	335,612
Epiroc AB, Class A	59,631	664,680
Epiroc AB, Class B	35,287	394,498
EQT AB†	21,558	340,785
Essity AB, Class B†	54,879	1,816,005
Evolution Gaming Group AB†*	11,504	681,324
Hennes & Mauritz AB, Class B	72,694	1,103,343
Hexagon AB, Class B†	25,466	1,405,602
Husqvarna AB, Class B	37,814	279,186
ICA Gruppen AB	9,100	428,034
Industrivarden AB, Class C†	14,358	320,533
Investment AB Latour, Class B	13,396	241,223
Investor AB, Class B	41,215	2,202,115
Kinnevik AB, Class B†	21,890	553,301
L E Lundbergforetagen AB, Class B†	6,877	342,377
Lundin Energy AB	16,817	407,477
Nibe Industrier AB, Class B†	28,217	628,530
Sandvik AB†	102,154	1,700,051
Securitas AB, Class B†	28,333	376,872

Security Description	Shares	Value (Note 2)

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A†	147,267	$1,283,003
Skanska AB, Class B†	30,780	617,448
SKF AB, Class B	34,444	634,921
Svenska Cellulosa AB SCA, Class B†	54,822	686,759
Svenska Handelsbanken AB, Class A†	140,780	1,337,313
Swedbank AB, Class A†	81,944	1,030,195
Swedish Match AB	15,378	1,070,762
Tele2 AB, Class B	45,187	603,171
Telefonaktiebolaget LM Ericsson, Class B	264,108	2,410,840
Telia Co AB	228,542	785,608
Volvo AB, Class B†	134,535	1,912,725

		33,197,653

Switzerland — 9.6%
ABB, Ltd.	166,759	3,293,112
Adecco Group AG	14,041	669,478
Alcon, Inc.†	44,492	2,876,221
Baloise Holding AG	4,195	598,793
Banque Cantonale Vaudoise	2,726	265,520
Barry Callebaut AG	273	549,784
Chocoladefabriken Lindt & Spruengli AG	9	782,444
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	98	818,717
Cie Financiere Richemont SA	47,234	2,761,207
Clariant AG†#	18,021	331,718
Coca-Cola HBC AG	18,084	457,054
Credit Suisse Group AG	219,718	2,017,988
EMS-Chemie Holding AG	741	549,877
Geberit AG	3,352	1,634,695
Givaudan SA	836	3,008,126
Julius Baer Group, Ltd.	20,252	866,429
Kuehne & Nagel International AG†	4,886	706,209
LafargeHolcim, Ltd.	47,373	1,968,348
Logitech International SA	14,881	881,055
Lonza Group AG	6,738	3,317,850
Nestle SA	269,286	29,155,421
Novartis AG	194,388	16,851,419
Pargesa Holding SA	3,493	264,403
Partners Group Holding AG	1,691	1,405,146
Roche Holding AG	63,572	22,067,362
Schindler Holding AG (Participation Certificate)	3,684	857,940
Schindler Holding AG	1,821	422,773
SGS SA	548	1,290,798
Sika AG	12,829	2,204,451
Sonova Holding AG	4,953	1,088,686
Straumann Holding AG	934	760,051
Swatch Group AG (TRQX)#	4,761	185,939
Swatch Group AG (XEGT)	2,618	525,494
Swiss Life Holding AG	2,888	1,019,037
Swiss Prime Site AG	6,874	640,965
Swiss Re AG	26,663	1,815,049
Swisscom AG#	2,344	1,221,240
Temenos AG#	5,925	909,194
UBS Group AG	331,730	3,574,569
Vifor Pharma AG	4,117	628,216
Zurich Insurance Group AG	13,537	4,379,784

		119,622,562

United Kingdom — 12.6%
3i Group PLC	88,049	902,270
Admiral Group PLC	17,273	499,441
Anglo American PLC	111,139	2,351,171
Antofagasta PLC#	35,682	388,694
Ashtead Group PLC	40,793	1,214,082

113

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Associated British Foods PLC	32,236	$728,120
AstraZeneca PLC	118,734	12,624,307
Auto Trader Group PLC*	87,417	604,924
AVEVA Group PLC	5,846	296,628
Aviva PLC	354,861	1,091,738
BAE Systems PLC	290,095	1,786,005
Barclays PLC	1,567,694	2,246,613
Barratt Developments PLC	92,140	568,821
Berkeley Group Holdings PLC	11,391	578,802
BHP Group PLC	191,112	3,748,020
BP PLC	1,832,633	6,959,036
British American Tobacco PLC	207,564	8,208,517
British Land Co. PLC#	79,658	402,410
BT Group PLC	804,779	1,160,561
Bunzl PLC	30,475	712,644
Burberry Group PLC	36,617	680,080
Coca-Cola European Partners PLC	18,573	700,202
Compass Group PLC	161,403	2,372,566
Croda International PLC	11,663	750,161
Diageo PLC	211,460	7,312,550
Direct Line Insurance Group PLC	124,418	408,486
Evraz PLC	45,982	161,647
GlaxoSmithKline PLC	453,914	9,400,428
Halma PLC	34,353	992,929
Hargreaves Lansdown PLC	30,043	683,523
Hikma Pharmaceuticals PLC	13,156	418,864
HSBC Holdings PLC	1,838,098	8,452,887
Imperial Brands PLC	85,636	1,556,526
Informa PLC	135,920	767,387
InterContinental Hotels Group PLC	15,648	748,814
Intertek Group PLC	14,604	997,587
ITV PLC	327,818	326,501
J Sainsbury PLC	160,187	385,052
JD Sports Fashion PLC	39,629	323,591
Johnson Matthey PLC#	17,512	459,387
Kingfisher PLC	190,936	460,073
Land Securities Group PLC	63,737	478,910
Legal & General Group PLC	539,787	1,333,394
Lloyds Banking Group PLC	6,359,822	2,335,161
London Stock Exchange Group PLC	28,482	2,835,761
M&G PLC	235,255	408,776
Melrose Industries PLC	439,603	629,422
Mondi PLC	43,936	822,912
National Grid PLC	317,448	3,642,338
Next PLC	12,030	725,954
Ocado Group PLC†#	41,822	1,135,604
Pearson PLC#	69,468	396,903
Persimmon PLC	28,858	821,711
Prudential PLC	235,382	3,070,070
Reckitt Benckiser Group PLC	64,222	5,744,745
RELX PLC	174,950	4,063,527
Rentokil Initial PLC	167,338	1,031,158
Rio Tinto PLC	101,496	5,440,270
Rolls-Royce Holdings PLC#	174,728	589,552
Royal Bank of Scotland Group PLC	437,731	599,912
Royal Dutch Shell PLC, Class A	372,433	5,835,486
Royal Dutch Shell PLC, Class B	336,976	5,142,140
RSA Insurance Group PLC	93,350	456,967
Sage Group PLC	98,771	845,852
Schroders PLC	11,249	412,370
Segro PLC	99,231	1,032,888
Severn Trent PLC	21,531	651,691
Smith & Nephew PLC	79,139	1,611,879
Smiths Group PLC	35,851	581,888

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Spirax-Sarco Engineering PLC	6,666	$815,881
SSE PLC	93,195	1,435,565
St James’s Place PLC#	48,411	552,109
Standard Chartered PLC	245,830	1,124,400
Standard Life Aberdeen PLC	210,700	676,243
Taylor Wimpey PLC	297,112	529,660
Tesco PLC	886,172	2,507,730
Unilever PLC	105,735	5,673,653
United Utilities Group PLC	61,701	702,195
Vodafone Group PLC	2,422,411	3,998,513
Whitbread PLC†#	18,238	572,448
WM Morrison Supermarkets PLC#	217,614	503,436

		157,201,119

Total Common Stocks
(cost $1,183,155,479)		1,150,226,323

EXCHANGE-TRADED FUNDS — 2.5%
United States — 2.5%
iShares MSCI EAFE ETF# (cost $28,952,913)	518,100	30,899,484

RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA† Expires 06/21/2020	52,853	0

Spain — 0.0%
Ferrovial SA†# Expires 05/28/2020	40,206	15,154

United Kingdom — 0.0%
Whitbread PLC† Expires 06/09/2020	6,084	75,282

Total Rights
(cost $140,534)		90,436

Total Long-Term Investment Securities
(cost $1,212,248,926)		1,181,216,243

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3)	45,757,607	45,757,607

U.S. Government Treasuries — 0.9%
United States Treasury Bills
0.07% due 02/25/2021(4)	$6,000,000	5,991,986
0.17% due 12/31/2020(4)	750,000	749,229
0.22% due 09/10/2020(4)	2,000,000	1,999,088
0.34% due 08/13/2020(4)	2,500,000	2,499,322
1.52% due 07/16/2020(4)	500,000	499,917

		11,739,542

Total Short-Term Investment Securities
(cost $57,500,057)		57,497,149

114

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020 to be repurchased 06/01/2020 in the amount of $52,247,000 and collateralized by $49,630,000 of United States Treasury Notes, bearing interest at 2.13%, due 03/31/2024 and having an approximate value of $53,296,118 (cost $52,247,000)	$52,247,000	$52,247,000

TOTAL INVESTMENTS
(cost $1,321,995,983)(5)	103.5%	1,290,960,392
Liabilities in excess of other assets	(3.5)	(44,155,994)

NET ASSETS	100.0%	$1,246,804,398

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $17,333,431 representing 1.4% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $51,896,426. This was secured by collateral of $45,757,607, which was received in cash and subsequently invested in short-term investments currently valued at $45,757,607 as reported in the Portfolio of Investments. Additional collateral of $8,798,714 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	08/13/2020	$7,603
United States Treasury Notes/Bonds	0.13% to 8.13%	07/31/2020 to 11/15/2049	8,791,111

(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements of open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
752	Long	MSCI EAFE Index	June 2020	$60,433,197	$64,882,560	$4,449,363

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$73,312,659	**	$0	$73,312,659
Portugal	—	2,022,302	**	0	2,022,302
Other Countries	7,912,635	1,066,978,727	**	—	1,074,891,362
Exchange-Traded Funds	30,899,484	—		—	30,899,484

Rights:
United Kingdom	75,282	—		—	75,282
Other Countries	—	15,154		—	15,154
Short-Term Investment Securities:
Registered Investment Companies	45,757,607	—		—	45,757,607
U.S. Government Treasuries	—	11,739,542		—	11,739,542
Repurchase Agreements	—	52,247,000		—	52,247,000

Total Investments at Value	$84,645,008	$1,206,315,384		$0	$1,290,960,392

Other Financial Instruments:†

Futures Contracts	$4,449,363	$—		$—	$4,449,363

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

115

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Sovereign	67.1%
United States Treasury Notes	17.0
United States Treasury Bonds	4.7
Registered Investment Companies	4.0
Oil Companies — Integrated	1.3
Banks — Commercial	0.9
Chemicals — Diversified	0.9
Electric — Generation	0.3
Independent Power Producers	0.3
Airport Development/Maintenance	0.3
Investment Companies	0.3
Oil Companies — Exploration & Production	0.3
Metal — Diversified	0.3
Transport — Marine	0.3
Electric — Distribution	0.2
Building & Construction — Misc.	0.2
Industrial Gases	0.2
Multimedia	0.2
Oil Refining & Marketing	0.2
Metal — Copper	0.2
Platinum	0.2
Transport — Rail	0.2
Petrochemicals	0.2
Food — Meat Products	0.2
Chemicals — Other	0.1
Energy — Alternate Sources	0.1
Cellular Telecom	0.1
Electric — Integrated	0.1

100.4%

Country Allocation*

United States	26.1%
Japan	9.7
Italy	6.6
France	4.2
Mexico	3.7
Egypt	3.0
United Kingdom	2.6
Spain	2.5
Bahrain	2.3
Ivory Coast	2.2
Germany	2.1
Philippines	1.9
Ukraine	1.9
Turkey	1.9
Dominican Republic	1.7
Australia	1.7
Canada	1.6
Qatar	1.5
Indonesia	1.4
Sri Lanka	1.3
Panama	1.2
Kenya	1.1
South Africa	1.0
Oman	1.0
Ghana	1.0
Cayman Islands	0.9
Angola	1.0
Saudi Arabia	0.9
Pakistan	0.9
United Arab Emirates	0.8
British Virgin Islands	0.8
Hong Kong	0.8
Chile	0.7
Paraguay	0.7
Romania	0.7
Serbia	0.7
Honduras	0.6

El Salvador	0.6
Colombia	0.6
Guatemala	0.6
Cameroon, United Republic of	0.5
Brazil	0.5
Ireland	0.4
Luxembourg	0.3
Poland	0.3
Malaysia	0.3
Netherlands	0.3
Croatia	0.3
China	0.2
Uruguay	0.2
Nigeria	0.2
Georgia	0.2
Armenia	0.1
India	0.1

100.4%

Credit Quality†#

Aaa	27.9%
Aa	7.8
A	12.3
Baa	18.1
Ba	10.0
B	10.9
Caa	1.0
Not Rated@	12.0

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

116

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 6.8%
Brazil — 0.5%
BRF SA Senior Notes 4.88% due 01/24/2030*	$300,000	$278,250
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*	200,000	186,200
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	344,400

		808,850

British Virgin Islands — 0.8%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022	440,000	441,688
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024	300,000	303,660
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	200,000	210,796
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	400,000	408,370

		1,364,514

Canada — 0.1%
MEGlobal Canada ULC Company Guar. Notes 5.88% due 05/18/2030*	235,000	249,394

Cayman Islands — 0.9%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027	200,000	191,276
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	695,000	632,012
Lamar Funding, Ltd. Company Guar. Notes 3.96% due 05/07/2025	280,000	246,413
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029	550,000	561,028

		1,630,729

Chile — 0.5%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	510,000	524,971
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029	300,000	329,386

		854,357

Colombia — 0.1%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	175,000	182,002

Hong Kong — 0.6%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.38% due 06/19/2024	290,000	296,731

Security Description	Principal Amount(1)	Value (Note 2)

Hong Kong (continued)
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027	$200,000	$212,178
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028	420,000	470,271

		979,180

India — 0.1%
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	230,000	224,480

Indonesia — 0.8%
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041	300,000	355,421
Perusahaan Listrik Negara PT Senior Notes 4.13% due 05/15/2027	200,000	207,500
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	404,000
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	400,000	340,011

		1,306,932

Luxembourg — 0.3%
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	211,422
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023	370,000	393,203

		604,625

Mexico — 1.3%
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026	600,000	549,300
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	640,000	521,376
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	500,000	370,500
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	490,000	392,441
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	500,000	382,500

		2,216,117

Netherlands — 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	200,000	175,500
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026	300,000	297,305

		472,805

117

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Philippines — 0.2%
Philippine National Bank Senior Notes 3.28% due 09/27/2024		$300,000	$300,017

Turkey — 0.2%
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	287,910

United Kingdom — 0.1%
Tullow Oil PLC Company Guar. Notes 7.00% due 03/01/2025		300,000	168,750

Total Foreign Corporate Bonds & Notes
(cost $11,944,837)			11,650,662

FOREIGN GOVERNMENT OBLIGATIONS — 67.1%
Angola — 0.9%
Republic of Angola Senior Notes 8.00% due 11/26/2029		1,350,000	835,650
Republic of Angola Senior Notes 9.13% due 11/26/2049		870,000	520,260
Republic of Angola Senior Notes 9.50% due 11/12/2025		410,000	274,802

			1,630,712

Armenia — 0.1%
Republic of Armenia Senior Notes 3.95% due 09/26/2029		260,000	258,437

Australia — 1.7%
Commonwealth of Australia Senior Notes 2.50% due 05/21/2030	AUD	1,000,000	768,806
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	729,148
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	806,769
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	800,000	686,632

			2,991,355

Bahrain — 2.3%
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*		420,000	395,459
Kingdom of Bahrain Bonds 6.00% due 09/19/2044		200,000	179,570
Kingdom of Bahrain Senior Notes 7.00% due 01/26/2026		700,000	745,887
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		1,000,000	1,044,250
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*		510,000	540,702

Security Description	Principal Amount(1)		Value (Note 2)

Bahrain (continued)
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		$950,000	$966,925

			3,872,793

Cameroon, United Republic of — 0.5%
Republic of Cameroon Senior Notes 9.50% due 11/19/2025		850,000	821,156

Canada — 1.5%
Government of Canada Bonds 1.00% due 06/01/2027	CAD	2,400,000	1,811,352
Government of Canada Bonds 1.25% due 06/01/2030	CAD	1,000,000	777,485

			2,588,837

Chile — 0.2%
Republic of Chile Senior Notes 3.50% due 01/25/2050		350,000	374,500

Colombia — 0.5%
Republic of Colombia Senior Notes 5.00% due 06/15/2045		400,000	453,604
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		300,000	410,250

			863,854

Croatia — 0.3%
Republic of Croatia Senior Notes 6.38% due 03/24/2021		420,000	434,280

Dominican Republic — 1.7%
Dominican Republic Senior Notes 5.88% due 01/30/2060*		450,000	380,250
Dominican Republic Senior Bonds 6.60% due 01/28/2024		1,300,000	1,339,650
Dominican Republic Senior Bonds 6.85% due 01/27/2045		1,370,000	1,280,950

			3,000,850

Egypt — 3.0%
Arab Republic of Egypt Senior Notes 5.63% due 04/16/2030	EUR	500,000	489,821
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*		550,000	549,890
Arab Republic of Egypt Senior Notes 6.38% due 04/11/2031#	EUR	500,000	501,399
Arab Republic of Egypt Senior Notes 6.59% due 02/21/2028*#		650,000	630,500
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		$260,000	228,150

118

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Egypt (continued)
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032		$500,000	$472,500
Arab Republic of Egypt Senior Notes 7.50% due 01/31/2027		200,000	207,750
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		770,000	779,240
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		687,000	666,046
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		600,000	591,096

			5,116,392

El Salvador — 0.6%
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		420,000	345,454
Republic of El Salvador Senior Notes 7.65% due 06/15/2035		900,000	731,259

			1,076,713

France — 4.2%
Government of France Bonds 0.50% due 05/25/2029	EUR	1,050,000	1,230,873
Government of France Bonds 1.75% due 06/25/2039*	EUR	800,000	1,109,962
Government of France Bonds 1.75% due 05/25/2066*	EUR	250,000	385,087
Government of France Bonds 2.00% due 05/25/2048*	EUR	1,490,000	2,231,001
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	752,766
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,497,513

			7,207,202

Georgia — 0.2%
Republic of Georgia Notes 6.88% due 04/12/2021		270,000	276,750

Germany — 2.1%
Federal Republic of Germany Bonds 0.50% due 02/15/2028	EUR	1,000,000	1,202,429
Federal Republic of Germany Bonds 1.50% due 02/15/2023	EUR	1,000,000	1,175,737
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	600,000	1,087,631

Security Description	Principal Amount(1)		Value (Note 2)

Germany (continued)
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	50,000	$95,973

			3,561,770

Ghana — 1.0%
Republic of Ghana Senior Notes 6.38% due 02/11/2027*		600,000	535,500
Republic of Ghana Senior Notes 8.75% due 03/11/2061*		314,000	271,610
Republic of Ghana Senior Notes 8.95% due 03/26/2051		980,000	850,150

			1,657,260

Guatemala — 0.6%
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		400,000	421,000
Republic of Guatemala Senior Notes 5.38% due 04/24/2032*		500,000	541,000

			962,000

Honduras — 0.6%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		1,050,000	1,105,136

Indonesia — 0.6%
Republic of Indonesia Senior Notes 3.38% due 07/30/2025	EUR	500,000	593,877
Republic of Indonesia Senior Bonds 7.75% due 01/17/2038		300,000	444,942

			1,038,819

Ireland — 0.4%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	711,600

Italy — 6.6%
Republic of Italy Senior Notes 0.35% due 02/01/2025	EUR	800,000	865,706
Republic of Italy Bonds 1.25% due 12/01/2026	EUR	500,000	557,778
Republic of Italy Bonds 1.35% due 04/01/2030	EUR	1,000,000	1,096,712
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	800,000	910,682
Republic of Italy Bonds 2.00% due 02/01/2028	EUR	500,000	582,437
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	1,500,000	1,737,636
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	500,000	595,431

119

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Italy (continued)
Republic of Italy Bonds 3.00% due 08/01/2029	EUR	190,000	$238,920
Republic of Italy Bonds 3.85% due 09/01/2049*	EUR	550,000	792,331
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	947,095
Republic of Italy Senior Notes 4.75% due 09/01/2028*	EUR	150,000	209,993
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	954,883
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,132,811
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	758,192

			11,380,607

Ivory Coast — 2.2%
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,607,400	1,514,299
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,360,000	1,277,856
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		550,000	539,110
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048	EUR	500,000	485,925

			3,817,190

Japan — 9.7%
Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	150,000,000	1,410,914
Government of Japan Senior Notes 0.10% due 12/20/2029	JPY	200,000,000	1,872,947
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,432,069
Government of Japan Senior Notes 1.30% due 06/20/2035	JPY	75,000,000	804,856
Government of Japan Senior Notes 1.50% due 03/20/2034	JPY	90,000,000	983,503
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	588,192
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,469,197
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	1,040,989
Government of Japan Bonds 2.00% due 09/20/2041	JPY	100,000,000	1,234,967

Security Description	Principal Amount(1)		Value (Note 2)

Japan (continued)
Government of Japan Senior Notes 2.00% due 03/20/2042	JPY	130,000,000	$1,611,195
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	649,082
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,420,706
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	453,417
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	130,000,000	1,598,188

			16,570,222

Kenya — 1.1%
Republic of Kenya Senior Notes 6.88% due 06/24/2024		1,100,000	1,057,650
Republic of Kenya Senior Notes 7.00% due 05/22/2027		420,000	400,134
Republic of Kenya Senior Notes 8.25% due 02/28/2048		400,000	373,760

			1,831,544

Malaysia — 0.3%
Government of Malaysia Bonds 3.89% due 08/15/2029	MYR	2,000,000	499,892

Mexico — 2.4%
United Mexican States Senior Notes 4.50% due 01/31/2050		800,000	824,000
United Mexican States Senior Notes 5.00% due 04/27/2051		380,000	408,120
United Mexican States Bonds 6.50% due 06/10/2021	MXN	22,000,000	1,005,237
United Mexican States Bonds 7.50% due 06/03/2027	MXN	16,500,000	811,089
United Mexican States Bonds 8.50% due 05/31/2029	MXN	10,000,000	522,582
United Mexican States Bonds 10.00% due 12/05/2024	MXN	10,000,000	532,986

			4,104,014

Nigeria — 0.2%
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		370,000	305,250

Oman — 1.0%
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		620,000	512,864
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		470,000	392,243

120

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Oman (continued)
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		$1,020,000	$767,893

			1,673,000

Pakistan — 0.9%
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027		1,020,000	948,680
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024		550,000	550,000

			1,498,680

Panama — 1.3%
Republic of Panama Senior Notes 3.87% due 07/23/2060		500,000	546,250
Republic of Panama Senior Notes 4.50% due 04/01/2056		200,000	235,802
Republic of Panama Senior Notes 6.70% due 01/26/2036		500,000	695,630
Republic of Panama Senior Bonds 7.13% due 01/29/2026		370,000	462,041
Republic of Panama Senior Bonds 9.38% due 04/01/2020		140,000	204,751

			2,144,474

Paraguay — 0.7%
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*		650,000	698,750
Republic of Paraguay Senior Notes 5.40% due 03/30/2050		450,000	496,580

			1,195,330

Philippines — 1.7%
Republic of the Philippines Senior Notes 0.70% due 02/03/2029	EUR	1,000,000	1,024,022
Republic of the Philippines Senior Notes 2.95% due 05/05/2045		700,000	726,934
Republic of the Philippines Senior Notes 5.50% due 03/30/2026		350,000	415,678
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		500,000	743,145

			2,909,779

Poland — 0.3%
Republic of Poland Bonds 2.75% due 04/25/2028	PLN	2,000,000	561,349

Qatar — 1.5%
State of Qatar Senior Notes 3.40% due 04/16/2025*		480,000	512,515

Security Description	Principal Amount(1)		Value (Note 2)

Qatar (continued)
State of Qatar Senior Notes 4.40% due 04/16/2050*		$880,000	$1,046,109
State of Qatar Senior Notes 4.82% due 03/14/2049		390,000	490,123
State of Qatar Senior Notes 5.10% due 04/23/2048		420,000	547,529

			2,596,276

Romania — 0.7%
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	500,000	583,523
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	500,000	621,229

			1,204,752

Saudi Arabia — 0.9%
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*		995,000	1,030,860
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*		500,000	552,330

			1,583,190

Serbia — 0.7%
Republic of Serbia Senior Notes 3.13% due 05/15/2027*	EUR	1,000,000	1,163,111

South Africa — 1.0%
Republic of South Africa Senior Notes 4.30% due 10/12/2028		560,000	502,523
Republic of South Africa Senior Notes 5.38% due 07/24/2044		350,000	286,125
Republic of South Africa Senior Notes 8.25% due 03/31/2032	ZAR	10,000,000	512,017
Republic of South Africa Senior Notes 9.00% due 01/31/2040	ZAR	9,500,000	457,978

			1,758,643

Spain — 2.5%
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	500,000	508,053
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,192,869
Kingdom of Spain Senior Notes 1.40% due 04/30/2028*	EUR	1,000,000	1,204,625
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	400,000	810,978
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	300,000	493,195

			4,209,720

Sri Lanka — 1.3%
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		720,000	432,000

121

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka (continued)
Republic of Sri Lanka Senior Notes 6.20% due 05/11/2027		$720,000	$388,789
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		250,000	175,000
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		1,570,000	847,763
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030		800,000	431,981

			2,275,533

Turkey — 1.7%
Republic of Turkey Senior Notes 5.13% due 02/17/2028		700,000	619,500
Republic of Turkey Senior Notes 5.75% due 05/11/2047		1,000,000	776,900
Republic of Turkey Senior Notes 6.88% due 03/17/2036		950,000	869,335
Republic of Turkey Senior Notes 7.63% due 04/26/2029		600,000	610,500

			2,876,235

Ukraine — 1.9%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	1,000,000	904,738
Government of Ukraine Senior Notes 7.75% due 09/01/2022		370,000	373,245
Government of Ukraine Senior Notes 7.75% due 09/01/2023		680,000	685,644
Government of Ukraine Senior Notes 7.75% due 09/01/2024		460,000	462,377
Government of Ukraine Senior Notes 9.75% due 11/01/2028		700,000	750,837

			3,176,841

United Arab Emirates — 0.8%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,050,000	1,128,750
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		215,000	244,831

			1,373,581

United Kingdom — 2.5%
United Kingdom Gilt Treasury Bonds 1.63% due 10/22/2028	GBP	400,000	559,247
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	400,000	702,947
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	398,214

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	$783,139
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	700,000	905,228
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	479,795
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	200,000	544,778

			4,373,348

Uruguay — 0.2%
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055		350,000	425,691

Total Foreign Government Obligations
(cost $114,482,268)			115,058,668

U.S. CORPORATE BONDS & NOTES — 0.4%
United States — 0.4%
Southern Copper Corp. Senior Notes 3.88% due 04/23/2025		300,000	319,694
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		300,000	308,439

Total U.S. Corporate Bonds & Notes
(cost $611,190)			628,133

U.S. GOVERNMENT TREASURIES — 21.7%
United States — 21.7%
United States Treasury Bonds
2.00% due 02/15/2050#		600,000	687,656
2.50% due 02/15/2045		500,000	616,641
2.88% due 05/15/2049		400,000	541,063
3.00% due 02/15/2048		700,000	958,617
3.00% due 02/15/2049		600,000	828,094
3.13% due 08/15/2044		900,000	1,227,727
3.38% due 05/15/2044		700,000	990,062
3.38% due 11/15/2048		950,000	1,396,129
3.75% due 11/15/2043		500,000	744,199
United States Treasury Notes
1.38% due 06/30/2023		1,000,000	1,036,172
1.50% due 11/30/2024		1,000,000	1,054,844
1.50% due 02/15/2030		2,000,000	2,163,047
1.75% due 05/15/2023		2,000,000	2,091,562
2.00% due 11/30/2022		2,500,000	2,613,184
2.00% due 02/15/2025		1,037,400	1,119,663
2.00% due 08/15/2025		2,000,000	2,170,625
2.13% due 12/31/2022		2,100,000	2,204,918
2.13% due 03/31/2024		1,500,000	1,607,930
2.13% due 05/15/2025#		500,000	544,238
2.25% due 11/15/2024#		1,500,000	1,630,664
2.25% due 11/15/2025		1,000,000	1,101,406
2.25% due 11/15/2027		600,000	676,430
2.38% due 08/15/2024#		2,050,000	2,230,896
2.50% due 08/15/2023		2,000,000	2,146,561
2.50% due 05/15/2024		1,700,000	1,850,543
2.75% due 11/15/2023		1,500,000	1,630,957

122

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States (continued)
2.75% due 02/15/2024#	$1,200,000	$1,311,375

Total U.S. Government Treasuries
(cost $33,846,315)		37,175,203

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
China — 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(2)	430,000	427,828

Hong Kong — 0.2%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(2)	300,000	300,126

Total Preferred Securities/Capital Securities
(cost $713,717)		727,954

Total Long-Term Investment Securities
(cost $161,598,327)		165,240,620

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(3)	4,627,197	4,627,197
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	2,256,560	2,256,560

Total Short-Term Investment Securities
(cost $6,883,757)		6,883,757

TOTAL INVESTMENTS
(cost $168,482,084)(5)	100.4%	172,124,377
Liabilities in excess of other assets	(0.4)	(680,294)

NET ASSETS	100.0%	$171,444,083

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $25,813,091 representing 15.1% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)

At May 31, 2020, the Fund had loaned securities with a total value of $7,971,944. This was secured by collateral of $2,256,560, which was received in cash and subsequently invested in short-term investments currently valued at $2,256,560 as reported in the Portfolio of Investments. Additional collateral of $5,977,973 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	12/25/2020 to 06/25/2050	$1,811,454
Federal National Mtg. Assoc.	0.47% to 27.69%	08/25/2026 to 02/25/2060	2,820,929
Government National Mtg. Assoc.	0.62% to 29.66%	10/16/2032 to 11/20/2069	1,345,590

(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canada Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

PLN—Polish Zloty

ZAR—South Africa Rand

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes	$—	$11,650,662	$—	$11,650,662
Foreign Government Obligations	—	115,058,668	—	115,058,668
U.S. Corporate Bonds & Notes	—	628,133	—	628,133
U.S. Government Treasuries	—	37,175,203	—	37,175,203
Preferred Securities/Capital Securities	—	727,954	—	727,954
Short-Term Investment Securities	6,883,757	—	—	6,883,757

Total Investments at Value	$6,883,757	$165,240,620	$—	$172,124,377

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

123

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Apparel Manufacturers	8.8%
Transport — Services	8.1
Computer Services	6.5
Industrial Automated/Robotic	6.1
Food — Misc./Diversified	5.7
Banks — Commercial	5.7
Retail — Apparel/Shoe	5.6
Semiconductor Equipment	4.7
Beverages — Wine/Spirits	4.3
E-Commerce/Services	4.0
Schools	3.8
Cosmetics & Toiletries	3.4
Chemicals — Specialty	3.1
Registered Investment Companies	2.9
Electric — Transmission	2.8
Medical — Biomedical/Gene	2.8
Commercial Services — Finance	2.3
E-Commerce/Products	2.3
Insurance — Life/Health	2.3
Private Equity	2.2
Semiconductor Components — Integrated Circuits	1.9
Food — Confectionery	1.8
Medical Products	1.7
Computer Aided Design	1.7
Athletic Footwear	1.5
Enterprise Software/Service	1.0
Short-Term Investment Securities	0.1

97.1%

Country Allocation*

Japan	11.4%
Denmark	9.6
United States	9.5
France	9.5
Italy	7.2
Netherlands	7.0
Cayman Islands	6.1
Canada	6.0
India	5.7
United Kingdom	5.2
Switzerland	4.8
China	3.8
Bermuda	2.8
Sweden	2.8
Hong Kong	2.3
Taiwan	1.9
Germany	1.5

97.1%

*	Calculated as a percentage of net assets

124

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.1%
Bermuda — 2.8%
Brookfield Infrastructure Partners LP	317,155	$12,895,522

Canada — 6.0%
Brookfield Asset Management, Inc., Class A	329,784	10,342,026
Brookfield Infrastructure Corp., Class A	35,239	1,529,373
Canada Goose Holdings, Inc.†#	583,793	11,395,639
Constellation Software, Inc.	3,935	4,473,099

		27,740,137

Cayman Islands — 6.1%
Alibaba Group Holding, Ltd. ADR†	50,584	10,490,616
TAL Education Group ADR†	311,789	17,603,607

		28,094,223

China — 3.8%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,104,512	17,775,794

Denmark — 9.6%
Chr. Hansen Holding A/S	145,605	14,125,052
DSV PANALPINA A/S	284,572	30,182,587

		44,307,639

France — 9.5%
Dassault Systemes SE	45,755	7,767,305
Hermes International	34,637	28,876,894
Pernod Ricard SA	44,921	7,014,949

		43,659,148

Germany — 1.5%
adidas AG†	26,539	6,959,390

Hong Kong — 2.3%
AIA Group, Ltd.	1,278,918	10,426,742

India — 5.7%
HDFC Bank, Ltd.	1,675,782	21,027,618
Kotak Mahindra Bank, Ltd.	340,440	5,528,705

		26,556,323

Italy — 7.2%
Davide Campari-Milano SpA	892,184	7,261,498
Moncler SpA†	690,497	25,786,883

		33,048,381

Japan — 11.4%
Calbee, Inc.	304,800	8,813,075
Keyence Corp.	68,300	28,127,829
Pigeon Corp#.	404,000	15,755,483

		52,696,387

Netherlands — 7.0%
Adyen NV†*	8,029	10,563,042
ASML Holding NV	66,609	21,804,596

		32,367,638

Security Description	Shares	Value (Note 2)

Sweden — 2.8%
Vitrolife AB	624,531	$12,834,907

Switzerland — 4.8%
Chocoladefabriken Lindt & Spruengli AG	99	8,606,883
Kuehne & Nagel International AG†	40,868	5,906,952
Straumann Holding AG#	9,589	7,803,136

		22,316,971

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	173,441	8,729,286

United Kingdom — 5.2%
Diageo PLC	158,015	5,464,355
Rightmove PLC	2,540,563	18,468,432

		23,932,787

United States — 6.5%
EPAM Systems, Inc.†	131,216	30,263,658

Total Common Stocks
(cost $354,632,275)		434,604,933

OPTIONS - PURCHASED†(1) — 0.1%
Over the Counter Purchased Put Options on Currency Contracts (cost $952,686)	180,594,948	167,912

RIGHTS — 0.0%
Italy — 0.0%
Davide Campari-Milano SpA† Expires 06/21/2020 (strike price 8.38 EUR) (cost $0)	892,184	0

Total Long-Term Investment Securities
(cost $355,584,961)		434,772,845

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3) (cost $13,410,289)	13,410,289	13,410,289

TOTAL INVESTMENTS
(cost $368,995,250)(4)	97.1%	448,183,134
Other assets less liabilities	2.9	13,590,974

NET ASSETS	100.0%	$461,774,108

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $10,563,042 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Options — Purchased

Over the Counter Purchased Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Price		Notional Amount(000’s)	Premiums Paid	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 7.8470 CNY per $1 USD	NatWest Markets PLC	June 2020	CNY	7.85	$92,764	$478,662	$6,215	$(472,447)
Put option to sell Chinese Yuan in exchange for U.S. Dollars in a strike price of 8.0925 CNY per $1 USD	NatWest Markets PLC	September 2020	CNY	8.09	87,831	474,024	161,697	(312,327)

					$180,595	$952,686	$167,912	$(784,774)

125

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)

At May 31, 2020, the Fund had loaned securities with a total value of $17,201,069. This was secured by collateral of $13,410,289, which was received in cash and subsequently invested in short-term investments currently valued at $13,410,289 as reported in the Portfolio of Investments. Additional collateral of $4,695,656 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	2.25% to 3.38%	05/15/2044 to 11/15/2046	$4,695,656

(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CNY—Chinese Yuan

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$107,722,826	$326,882,107	**	$—	$434,604,933
Options — Purchased	—	167,912		—	167,912
Rights	—	0		—	0
Short-Term Investment Securities	13,410,289	—		—	13,410,289

Total Investments at Value	$121,133,115	$327,050,019		$—	$448,183,134

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

126

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	6.7%
Repurchase Agreements	5.5
Banks — Commercial	3.4
Insurance — Life/Health	3.3
Cosmetics & Toiletries	2.9
Telephone — Integrated	2.8
Insurance — Multi-line	2.6
Auto — Cars/Light Trucks	2.0
Gas — Distribution	1.7
Real Estate Operations & Development	1.7
Transport — Rail	1.6
Commercial Services	1.6
Real Estate Investment Trusts	1.6
Semiconductor Equipment	1.5
Enterprise Software/Service	1.4
Investment Companies	1.4
Chemicals — Specialty	1.4
Finance — Other Services	1.3
Medical Products	1.3
Oil Companies — Integrated	1.3
Chemicals — Diversified	1.2
Food — Retail	1.2
U.S. Government Treasuries	1.2
Import/Export	1.1
Industrial Automated/Robotic	1.1
Diversified Banking Institutions	1.1
Machinery — General Industrial	1.1
Medical — Biomedical/Gene	1.0
Food — Dairy Products	1.0
Apparel Manufacturers	1.0
Insurance — Reinsurance	1.0
Food — Misc./Diversified	1.0
Electronic Components — Misc.	1.0
Real Estate Management/Services	0.9
Industrial Gases	0.9
Oil Refining & Marketing	0.9
Audio/Video Products	0.9
Building & Construction Products — Misc.	0.8
Steel — Producers	0.8
Oil Companies — Exploration & Production	0.8
Insurance — Property/Casualty	0.8
Machinery — Electrical	0.8
Electric — Integrated	0.8
Rubber — Tires	0.8
Investment Management/Advisor Services	0.7
Cellular Telecom	0.7
Water	0.7
Instruments — Controls	0.7
Power Converter/Supply Equipment	0.6
Transport — Services	0.6
Private Equity	0.6
Medical Labs & Testing Services	0.6
Distribution/Wholesale	0.6
Internet Content — Information/News	0.6
Auto/Truck Parts & Equipment — Original	0.6
Machinery — Construction & Mining	0.6
Electric — Distribution	0.5
Beverages — Non-alcoholic	0.5
Optical Supplies	0.5
Paper & Related Products	0.5
Soap & Cleaning Preparation	0.5
Electric — Transmission	0.5
Medical Instruments	0.5
Retail — Apparel/Shoe	0.5
Office Automation & Equipment	0.5
Building — Residential/Commercial	0.5
Airport Development/Maintenance	0.4
Human Resources	0.4
Telecom Services	0.4
Gas — Transportation	0.4
Pipelines	0.4

Toys	0.4%
Building Products — Cement	0.4
Food — Catering	0.4
Auto — Heavy Duty Trucks	0.4
Building — Heavy Construction	0.3
Computer Services	0.3
Hotels/Motels	0.3
Public Thoroughfares	0.3
Building Products — Air & Heating	0.3
Finance — Leasing Companies	0.3
Coatings/Paint	0.3
Multimedia	0.3
Retail — Jewelry	0.3
Rental Auto/Equipment	0.3
Computer Aided Design	0.3
Building & Construction — Misc.	0.3
Retail — Discount	0.3
Publishing — Periodicals	0.3
Electric Products — Misc.	0.3
Electronic Components — Semiconductors	0.3
Semiconductor Components — Integrated Circuits	0.3
Gold Mining	0.3
Metal — Copper	0.3
Electronic Measurement Instruments	0.3
Steel Pipe & Tube	0.3
Diversified Operations	0.2
Networking Products	0.2
Machinery — Farming	0.2
Building — Maintenance & Services	0.2
Diagnostic Kits	0.2
Resorts/Theme Parks	0.2
Retail — Building Products	0.2
Wireless Equipment	0.2
Diversified Manufacturing Operations	0.2
Applications Software	0.2
Web Portals/ISP	0.2
MRI/Medical Diagnostic Imaging	0.2
Fisheries	0.2
Metal — Iron	0.2
Metal — Diversified	0.2
Security Services	0.2
Advertising Agencies	0.2
Energy — Alternate Sources	0.2
Diversified Minerals	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Computer Data Security	0.2
E-Commerce/Services	0.1
Diversified Operations/Commercial Services	0.1
Medical — Hospitals	0.1
Telecommunication Equipment	0.1
Chemicals — Plastics	0.1
Steel — Specialty	0.1
Commercial Services — Finance	0.1
Diagnostic Equipment	0.1
Food — Meat Products	0.1
Television	0.1
Bicycle Manufacturing	0.1
Retail — Convenience Store	0.1
Consulting Services	0.1
Food — Flour & Grain	0.1
Retail — Major Department Stores	0.1
E-Commerce/Products	0.1
Retail — Regional Department Stores	0.1
Travel Services	0.1
Food — Baking	0.1
Electric — Generation	0.1

99.1%

*	Calculated as a percentage of net assets

127

VALIC Company I International Socially Responsible Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Country Allocation*

Japan	24.7%
United Kingdom	11.2
France	9.6
Switzerland	8.3
United States	6.7
Germany	6.1
Australia	5.2
Netherlands	5.1
Sweden	3.1
Hong Kong	2.7
Denmark	2.5
Spain	2.1
Finland	2.0
Italy	1.7
Singapore	1.5
Belgium	1.2
Norway	1.0
Ireland	0.9
Portugal	0.6
Israel	0.5
Jersey	0.5
Cayman Islands	0.5
Austria	0.4
Luxembourg	0.3
Bermuda	0.3
New Zealand	0.2
Papua New Guinea	0.1
SupraNational	0.1

99.1%

*	Calculated as a percentage of net assets

128

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.4%
Australia — 5.2%
AGL Energy, Ltd.	25,046	$278,249
Ampol, Ltd.	23,515	420,601
APA Group	75,332	579,484
ASX, Ltd.	9,202	537,092
Aurizon Holdings, Ltd.	120,207	378,094
BGP Holdings PLC†(1)	60,919	0
BlueScope Steel, Ltd.	27,529	199,999
Brambles, Ltd.	63,470	489,105
Coca-Cola Amatil, Ltd.	65,362	378,868
Coles Group, Ltd.	47,183	480,208
Computershare, Ltd.	16,395	141,532
CSL, Ltd.	15,005	2,737,364
Dexus	28,278	168,182
Fortescue Metals Group, Ltd.	70,883	650,391
Goodman Group	51,282	519,861
GPT Group	61,897	162,949
Insurance Australia Group, Ltd.	62,321	251,621
Macquarie Group, Ltd.	16,161	1,168,876
Newcrest Mining, Ltd.	41,495	838,533
Origin Energy, Ltd.	123,475	479,063
QBE Insurance Group, Ltd.	37,063	215,388
Ramsay Health Care, Ltd.	9,388	433,905
Santos, Ltd.	109,662	387,025
Scentre Group	277,553	407,664
Sonic Healthcare, Ltd.	34,789	654,001
Stockland	85,968	202,023
Suncorp Group, Ltd.	60,881	374,979
Sydney Airport	81,224	317,524
Telstra Corp., Ltd.	194,029	416,954
Transurban Group	119,194	1,137,276
Vicinity Centres	166,785	177,060
Washington H. Soul Pattinson & Co., Ltd.	2,906	36,718
Woodside Petroleum, Ltd.	84,232	1,255,173
Worley, Ltd.	14,702	81,026

		16,956,788

Austria — 0.4%
Erste Group Bank AG	12,326	271,898
OMV AG	15,366	509,357
voestalpine AG	23,831	465,776

		1,247,031

Belgium — 1.2%
Ageas	2,563	87,794
Colruyt SA	4,364	263,972
Galapagos NV†	723	148,149
Groupe Bruxelles Lambert SA	12,657	1,026,292
KBC Group NV	12,320	647,050
Proximus SADP	2,316	48,464
Solvay SA	3,637	277,629
UCB SA	11,341	1,136,701
Umicore SA	4,987	221,709

		3,857,760

Bermuda — 0.3%
CK Infrastructure Holdings, Ltd.	8,000	40,063
Dairy Farm International Holdings, Ltd.	27,500	116,356
Hongkong Land Holdings, Ltd.	55,100	207,912
Jardine Matheson Holdings, Ltd.	8,700	350,020
Jardine Strategic Holdings, Ltd.	8,800	176,064

		890,415

Cayman Islands — 0.5%
BeiGene, Ltd. ADR†	317	52,477
CK Asset Holdings, Ltd.	103,808	570,617

Security Description	Shares	Value (Note 2)

Cayman Islands (continued)
CK Hutchison Holdings, Ltd.	63,000	$389,161
WH Group, Ltd.*	424,000	367,770
Wharf Real Estate Investment Co., Ltd.	49,000	189,185

		1,569,210

Denmark — 2.5%
Chr. Hansen Holding A/S	2,578	250,090
Demant A/S†	2,605	73,796
DSV PANALPINA A/S	5,197	551,210
Genmab A/S†	2,025	623,844
H. Lundbeck A/S	3,753	144,352
Novo Nordisk A/S, Class B	69,830	4,552,700
Novozymes A/S, Class B	4,284	234,720
Orsted A/S*	7,392	870,280
Pandora A/S	3,725	185,990
Vestas Wind Systems A/S	5,332	545,910

		8,032,892

Finland — 2.0%
Elisa Oyj	4,829	302,964
Kone Oyj, Class B	14,452	970,147
Metso Oyj	3,945	128,367
Neste Oyj	21,971	890,155
Nokia Oyj	195,633	774,051
Nokian Renkaat Oyj	2,132	49,787
Nordea Bank Abp†	149,115	1,011,960
Orion Oyj, Class B	11,247	601,887
Sampo Oyj, Class A	18,222	652,524
Stora Enso Oyj, Class R	30,154	370,958
UPM-Kymmene Oyj	26,756	774,830

		6,527,630

France — 9.6%
Accor SA†	6,150	174,477
Aeroports de Paris	2,264	236,555
Air Liquide SA	22,577	3,072,363
Arkema SA	3,503	306,382
Atos SE	4,174	316,312
AXA SA	115,432	2,112,432
Bouygues SA	21,140	649,558
Bureau Veritas SA	11,721	239,114
Capgemini SE	7,401	759,943
Carrefour SA	31,256	475,448
Casino Guichard Perrachon SA	3,862	145,266
Cie de Saint-Gobain	23,752	771,044
Cie Generale des Etablissements Michelin SCA	8,332	844,300
CNP Assurances	21,713	229,426
Covivio	2,035	119,433
Danone SA	39,110	2,680,903
Dassault Systemes SE	5,470	928,580
Edenred	9,742	407,966
Eiffage SA	5,995	548,447
EssilorLuxottica SA	13,318	1,719,777
Eurazeo SE	5,026	245,054
Eutelsat Communications SA	11,227	112,053
Gecina SA	1,567	202,023
Getlink SE	26,210	378,800
Hermes International	3,229	2,692,020
Iliad SA	719	126,847
Ipsen SA	3,610	284,231
Klepierre SA	13,440	255,359
L’Oreal SA	13,417	3,917,623
Legrand SA	13,096	894,676
Natixis SA	125,128	279,107
Publicis Groupe SA	11,512	327,501

129

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Sartorius Stedim Biotech	2,629	$715,153
Schneider Electric SE	20,895	2,084,528
SCOR SE	5,897	145,998
Sodexo SA	3,824	257,987
Suez SA	33,168	377,544
Ubisoft Entertainment SA†	1,031	80,080
Veolia Environnement SA	37,405	821,122
Wendel SE	2,016	185,569
Worldline SA†*	3,214	241,389

		31,362,390

Germany — 6.1%
Allianz SE	9,745	1,768,256
Beiersdorf AG	7,876	822,321
Brenntag AG	2,406	126,175
Commerzbank AG	68,685	267,943
Continental AG	5,691	556,782
Covestro AG*	5,315	197,049
Delivery Hero SE†*	1,186	113,001
Deutsche Boerse AG	6,646	1,095,131
Deutsche Wohnen SE	17,209	769,728
Evonik Industries AG	4,042	99,251
Fraport AG Frankfurt Airport Services Worldwide	1,451	72,088
Hannover Rueck SE	1,641	263,300
HeidelbergCement AG	7,777	384,969
Henkel AG & Co. KGaA	4,203	334,306
Henkel AG & Co. KGaA (Preference Shares)	14,936	1,326,458
Infineon Technologies AG	23,094	481,316
Knorr-Bremse AG	755	79,616
LANXESS AG	1,424	73,370
Merck KGaA	12,248	1,408,084
Muenchener Rueckversicherungs-Gesellschaft AG	6,793	1,542,266
Puma SE	1,687	119,786
SAP SE	33,393	4,157,765
Sartorius AG	627	232,596
Siemens Healthineers AG*	13,780	712,266
Symrise AG	3,803	415,022
Telefonica Deutschland Holding AG	107,196	329,873
TUI AG	34,581	188,270
United Internet AG	5,128	207,059
Vonovia SE	21,799	1,257,655
Wirecard AG	3,317	349,696
Zalando SE†*	4,241	285,424

		20,036,822

Hong Kong — 2.7%
AIA Group, Ltd.	333,000	2,714,877
BOC Hong Kong Holdings, Ltd.	126,500	355,056
Hang Lung Properties, Ltd.	86,000	181,374
Hang Seng Bank, Ltd.	22,000	335,618
Henderson Land Development Co., Ltd.	106,503	382,543
Hong Kong & China Gas Co., Ltd.	500,048	845,842
Hong Kong Exchanges & Clearing, Ltd.	29,700	1,039,162
Link REIT	50,500	380,246
MTR Corp., Ltd.	77,000	371,467
New World Development Co., Ltd.	325,000	328,792
Power Assets Holdings, Ltd.	44,000	246,552
Sun Hung Kai Properties, Ltd.	73,500	850,248
Swire Pacific, Ltd., Class A	31,000	162,540
Swire Properties, Ltd.	54,200	120,714
Vitasoy International Holdings, Ltd.	18,000	66,923
Wheelock & Co., Ltd.	73,000	495,187

		8,877,141

Security Description	Shares	Value (Note 2)

Ireland — 0.9%
CRH PLC	27,491	$899,519
DCC PLC	7,978	666,243
Kerry Group PLC, Class A	9,975	1,239,234

		2,804,996

Israel — 0.5%
Bank Hapoalim BM	58,066	359,768
Bank Leumi Le-Israel BM	74,268	396,781
Check Point Software Technologies, Ltd.†	4,323	474,103
NICE, Ltd.†	2,256	418,742
Wix.com, Ltd.†	307	68,255

		1,717,649

Italy — 1.7%
Assicurazioni Generali SpA	107,154	1,492,173
FinecoBank Banca Fineco SpA	13,037	152,994
Mediobanca Banca di Credito Finanziario SpA	56,238	366,670
Moncler SpA	4,941	184,524
Poste Italiane SpA*	44,625	393,090
Recordati SpA	15,145	690,297
Snam SpA	284,615	1,327,244
Terna Rete Elettrica Nazionale SpA	141,587	958,052

		5,565,044

Japan — 24.7%
Aeon Co., Ltd.	37,200	823,372
Ajinomoto Co., Inc.	27,500	469,071
Aozora Bank, Ltd.	2,300	42,795
Astellas Pharma, Inc.	92,800	1,649,678
Bridgestone Corp.	26,500	880,508
Canon, Inc.	41,300	847,014
Central Japan Railway Co.	7,400	1,267,398
Chiba Bank, Ltd.	7,900	37,588
Chubu Electric Power Co., Inc.	27,900	375,809
Chugai Pharmaceutical Co., Ltd.	11,500	1,697,113
Concordia Financial Group, Ltd.	24,700	80,807
Dai Nippon Printing Co., Ltd.	5,700	129,693
Dai-ichi Life Holdings, Inc.	35,200	459,155
Daiichi Sankyo Co., Ltd.	20,900	1,957,994
Daikin Industries, Ltd.	7,400	1,089,595
Denso Corp.	21,200	813,762
Dentsu Group, Inc.	7,500	201,207
East Japan Railway Co.	16,300	1,279,042
Eisai Co., Ltd.	10,400	815,257
FamilyMart Co., Ltd.	9,900	185,828
FANUC Corp.	5,700	1,017,789
FUJIFILM Holdings Corp.	12,100	559,037
Hankyu Hanshin Holdings, Inc.	9,200	340,067
Hisamitsu Pharmaceutical Co., Inc.	5,700	287,563
Hitachi Metals, Ltd.	34,000	392,521
Hitachi, Ltd.	25,800	828,104
Hoya Corp.	10,700	1,004,330
Idemitsu Kosan Co., Ltd.	9,300	206,539
Inpex Corp.	68,800	480,425
Isetan Mitsukoshi Holdings, Ltd.	29,100	194,973
Isuzu Motors, Ltd.	19,400	181,995
J. Front Retailing Co., Ltd.	5,200	44,220
JFE Holdings, Inc.	94,400	694,638
JXTG Holdings, Inc.	156,300	601,541
Kajima Corp.	22,500	255,446
Kao Corp.	17,300	1,388,800
KDDI Corp.	51,500	1,499,656
Keikyu Corp.	400	6,689
Keio Corp.	2,000	118,865
Keyence Corp.	4,600	1,894,407

130

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Kintetsu Group Holdings Co., Ltd.	7,700	$378,189
Kobayashi Pharmaceutical Co., Ltd.	400	35,639
Komatsu, Ltd.	29,200	591,529
Kose Corp.	1,300	162,961
Kubota Corp.	32,100	432,199
Kyocera Corp.	6,200	335,920
Kyowa Kirin Co., Ltd.	25,100	681,307
Lawson, Inc.	2,600	143,826
Lion Corp.	4,200	96,084
LIXIL Group Corp.	3,000	41,937
M3, Inc.	1,200	48,388
Marubeni Corp.	85,200	414,326
Maruichi Steel Tube, Ltd.	7,200	184,449
Mazda Motor Corp.	40,800	261,291
MEIJI Holdings Co., Ltd.	8,200	617,216
Mitsubishi Chemical Holdings Corp.	59,600	351,208
Mitsubishi Corp.	54,500	1,273,118
Mitsubishi Electric Corp.	57,500	758,127
Mitsubishi Estate Co., Ltd.	37,600	598,644
Mitsui & Co., Ltd.	91,200	1,385,320
Mitsui Fudosan Co., Ltd.	37,100	714,906
MS&AD Insurance Group Holdings, Inc.	13,100	385,147
Murata Manufacturing Co., Ltd.	14,700	821,649
Nexon Co., Ltd.	2,000	41,700
NGK Spark Plug Co., Ltd.	1,300	20,988
NH Foods, Ltd.	2,400	88,744
Nidec Corp.	13,200	812,430
Nikon Corp.	1,100	10,117
Nintendo Co., Ltd.	3,200	1,293,299
Nippon Express Co., Ltd.	2,400	123,529
Nippon Paint Holdings Co., Ltd.	900	62,629
Nippon Shinyaku Co., Ltd.	1,500	129,254
Nippon Steel Corp.	114,300	1,054,191
Nippon Telegraph & Telephone Corp.	50,000	1,132,068
Nisshin Seifun Group, Inc.	16,400	255,717
Nissin Foods Holdings Co., Ltd.	2,000	167,084
Nitori Holdings Co., Ltd.	2,000	362,753
NTT DOCOMO, Inc.	42,600	1,165,045
Odakyu Electric Railway Co., Ltd.	5,700	142,328
Ono Pharmaceutical Co., Ltd.	35,300	1,008,843
Oriental Land Co., Ltd.	5,400	783,229
ORIX Corp.	58,800	781,042
Osaka Gas Co., Ltd.	28,100	561,633
Otsuka Holdings Co., Ltd.	29,700	1,342,164
Panasonic Corp.	65,600	587,050
Pigeon Corp.	5,800	226,193
Rakuten, Inc.	27,100	245,757
Recruit Holdings Co., Ltd.	30,300	1,045,414
Resona Holdings, Inc.	98,100	353,466
Ryohin Keikaku Co., Ltd.	5,000	75,717
Santen Pharmaceutical Co., Ltd.	27,600	509,905
Secom Co., Ltd.	6,500	563,425
Sekisui House, Ltd.	11,000	209,720
SG Holdings Co., Ltd.	2,300	75,047
Shimano, Inc.	1,800	331,003
Shin-Etsu Chemical Co., Ltd.	11,100	1,302,490
Shionogi & Co., Ltd.	16,300	963,117
Shiseido Co., Ltd.	12,800	781,354
Shizuoka Bank, Ltd.	4,500	28,675
SMC Corp.	1,500	755,083
Softbank Corp.	54,200	687,114
SoftBank Group Corp.	43,500	1,953,820
Sony Corp.	33,800	2,158,387
Sumitomo Chemical Co., Ltd.	44,800	139,085
Sumitomo Corp.	63,600	766,973

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Dainippon Pharma Co., Ltd.	13,300	$188,231
Sumitomo Electric Industries, Ltd.	43,100	502,605
Sumitomo Metal Mining Co., Ltd.	19,300	538,337
Sumitomo Mitsui Financial Group, Inc.	68,600	1,987,434
Sumitomo Mitsui Trust Holdings, Inc.	21,000	618,803
Sumitomo Realty & Development Co., Ltd.	11,100	307,886
Suntory Beverage & Food, Ltd.	8,500	347,343
Sysmex Corp.	4,700	375,771
Taisho Pharmaceutical Holdings Co., Ltd.	6,900	438,338
Terumo Corp.	19,100	750,777
Tobu Railway Co., Ltd.	4,000	141,866
Toho Gas Co., Ltd.	600	29,517
Tohoku Electric Power Co., Inc.	17,900	185,438
Tokio Marine Holdings, Inc.	18,800	815,005
Tokyo Electron, Ltd.	3,000	599,722
Tokyo Gas Co., Ltd.	24,900	594,237
Tokyu Corp.	18,500	293,454
Toppan Printing Co., Ltd.	8,100	138,709
Toray Industries, Inc.	42,100	205,020
TOTO, Ltd.	800	31,696
Toyo Suisan Kaisha, Ltd.	2,100	109,572
Toyota Industries Corp.	8,900	455,432
Toyota Motor Corp.	88,800	5,571,610
Toyota Tsusho Corp.	5,200	131,951
Unicharm Corp.	21,100	785,437
Uniform Mtg. Backed Securities	3,800	76,604
Welcia Holdings Co., Ltd.	700	58,672
West Japan Railway Co.	7,500	484,265
Yakult Honsha Co., Ltd.	6,300	386,003
Yamazaki Baking Co., Ltd.	8,700	155,673
Z Holdings Corp.	81,500	333,310

		80,549,971

Jersey — 0.5%
Ferguson PLC	14,538	1,148,302
WPP PLC	72,061	547,422

		1,695,724

Luxembourg — 0.3%
Aroundtown SA	43,901	241,384
SES SA FDR	13,958	103,437
Tenaris SA	89,317	557,933

		902,754

Netherlands — 5.1%
ABN AMRO Bank NV CVA*	40,437	325,669
Adyen NV†*	113	148,664
Aegon NV	159,801	429,565
AerCap Holdings NV†	9,300	299,832
Akzo Nobel NV	11,961	981,771
ASML Holding NV	12,465	4,080,444
CNH Industrial NV	68,258	415,415
EXOR NV	8,039	435,216
Ferrari NV	4,742	803,187
ING Groep NV	127,273	826,419
Just Eat Takeaway.com NV†*	2,005	218,316
Koninklijke DSM NV	7,823	1,004,031
Koninklijke KPN NV	179,435	440,616
Koninklijke Vopak NV	13,031	715,467
NN Group NV	28,286	876,770
NXP Semiconductors NV	8,951	860,191
Prosus NV†	21,492	1,789,392
QIAGEN NV†	18,059	788,257
STMicroelectronics NV	15,441	381,628
Wolters Kluwer NV	11,208	895,560

		16,716,410

131

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
New Zealand — 0.2%
a2 Milk Co., Ltd.†	28,722	$339,553
Auckland International Airport, Ltd.	28,716	115,976
Fisher & Paykel Healthcare Corp., Ltd.	3,942	73,483
Fletcher Building, Ltd.	14,028	30,587
Meridian Energy, Ltd.	42,966	127,359
Spark New Zealand, Ltd.	26,250	72,158

		759,116

Norway — 1.0%
Equinor ASA	95,688	1,396,968
Mowi ASA	28,738	543,261
Orkla ASA	68,334	615,365
Telenor ASA	36,831	559,827
Yara International ASA	2,341	80,436

		3,195,857

Papua New Guinea — 0.1%
Oil Search, Ltd.	177,283	404,892

Portugal — 0.6%
Banco Espirito Santo SA†(1)	126,030	0
EDP - Energias de Portugal SA	194,077	913,703
Galp Energia SGPS SA	62,555	747,468
Jeronimo Martins SGPS SA	15,979	273,566

		1,934,737

Singapore — 1.5%
CapitaLand, Ltd.	198,400	407,535
City Developments, Ltd.	20,800	113,955
ComfortDelGro Corp., Ltd.	16,400	16,779
DBS Group Holdings, Ltd.	84,200	1,164,656
Jardine Cycle & Carriage, Ltd.	10,700	166,223
Keppel Corp., Ltd.	121,200	508,385
Oversea-Chinese Banking Corp., Ltd.	157,800	959,453
Singapore Telecommunications, Ltd.	401,500	709,920
United Overseas Bank, Ltd.	66,200	916,969

		4,963,875

Spain — 2.1%
Aena SME SA†*	4,547	650,767
Amadeus IT Group SA	17,484	915,514
Banco de Sabadell SA	255,795	77,390
Bankia SA	128,235	113,685
Bankinter SA	29,064	123,645
CaixaBank SA	173,134	324,726
Cellnex Telecom SA*	2,809	159,478
Enagas SA	29,593	666,280
Ferrovial SA	3,878	105,644
Grifols SA	19,249	603,309
Red Electrica Corp. SA	33,714	594,475
Repsol SA	164,746	1,542,683
Telefonica SA	246,900	1,164,938

		7,042,534

SupraNational — 0.1%
Unibail-Rodamco-Westfield (Euronext Amsterdam)	7,305	388,806

Sweden — 3.1%
Assa Abloy AB, Class B	26,280	534,234
Atlas Copco AB, Class B	37,418	1,325,793
Boliden AB	26,697	582,018
Epiroc AB, Class A	22,823	254,398
Essity AB, Class B	38,080	1,260,108
Hennes & Mauritz AB, Class B	27,444	416,542
Hexagon AB, Class B	5,502	303,684
Industrivarden AB, Class C	2,994	66,839
Investor AB, Class B	29,152	1,557,590

Security Description	Shares	Value (Note 2)

Sweden (continued)
Sandvik AB	36,253	$603,324
Skandinaviska Enskilda Banken AB, Class A	75,933	661,535
Svenska Handelsbanken AB, Class A	79,367	753,932
Telefonaktiebolaget LM Ericsson, Class B	93,191	850,669
Volvo AB, Class B	60,577	861,242

		10,031,908

Switzerland — 8.3%
ABB, Ltd.	108,821	2,148,968
Adecco Group AG	6,603	314,832
Alcon, Inc.†	23,158	1,497,068
Baloise Holding AG	3,177	453,484
Coca-Cola HBC AG	24,531	619,995
EMS-Chemie Holding AG	545	404,430
Geberit AG	2,039	994,374
Givaudan SA	554	1,993,423
Julius Baer Group, Ltd.	13,548	579,616
Kuehne & Nagel International AG	5,934	857,685
Lonza Group AG	3,956	1,947,969
Pargesa Holding SA	10,987	831,663
Partners Group Holding AG	1,194	992,161
Schindler Holding AG (Participation Certificate)	3,620	843,035
Schindler Holding AG	215	49,915
SGS SA	344	810,282
Sika AG	6,257	1,075,162
Sonova Holding AG	2,318	509,504
Straumann Holding AG	453	368,633
Swatch Group AG	3,991	801,087
Swiss Life Holding AG	2,980	1,051,499
Swiss Prime Site AG	5,084	474,057
Swiss Re AG	18,604	1,266,443
Swisscom AG	2,858	1,489,038
Temenos AG	2,443	374,880
Vifor Pharma AG	4,670	712,599
Zurich Insurance Group AG	11,057	3,577,401

		27,039,203

United Kingdom — 11.2%
3i Group PLC	74,419	762,598
Admiral Group PLC	14,949	432,244
Antofagasta PLC	76,756	836,125
Ashtead Group PLC	31,569	939,557
Auto Trader Group PLC*	66,834	462,490
Aviva PLC	384,999	1,184,458
Barratt Developments PLC	42,101	259,908
Berkeley Group Holdings PLC	5,382	273,471
British Land Co. PLC	99,532	502,808
BT Group PLC	452,868	653,075
Bunzl PLC	26,567	621,257
Burberry Group PLC	34,562	641,913
Centrica PLC	425,667	193,021
Coca-Cola European Partners PLC	8,714	328,518
Compass Group PLC	67,664	994,637
Croda International PLC	13,657	878,414
Direct Line Insurance Group PLC	113,212	371,695
Evraz PLC	106,219	373,406
Halma PLC	19,981	577,525
Hargreaves Lansdown PLC	17,251	392,486
Informa PLC	115,137	650,049
InterContinental Hotels Group PLC	10,143	485,380
Intertek Group PLC	12,850	877,773
ITV PLC	339,979	338,614
J Sainsbury PLC	245,839	590,940
Johnson Matthey PLC	16,550	434,151
Kingfisher PLC	172,440	415,505

132

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Land Securities Group PLC	62,054	$466,264
Legal & General Group PLC	292,750	723,158
London Stock Exchange Group PLC	16,352	1,628,059
M&G PLC	19,032	33,070
Marks & Spencer Group PLC	207,182	251,196
Melrose Industries PLC	227,485	325,712
Micro Focus International PLC	19,540	98,599
Mondi PLC	28,293	529,922
National Grid PLC	195,085	2,238,368
Next PLC	9,684	584,384
Ocado Group PLC†	13,495	366,433
Pearson PLC	65,779	375,826
Persimmon PLC	13,999	398,612
Prudential PLC	65,427	853,359
RELX PLC	90,689	2,106,415
Rentokil Initial PLC	128,793	793,639
RSA Insurance Group PLC	84,074	411,559
Sage Group PLC	80,754	691,558
Schroders PLC	17,665	647,570
Segro PLC	67,895	706,714
Smith & Nephew PLC	57,248	1,166,010
Smiths Group PLC	46,568	755,832
Spirax-Sarco Engineering PLC	5,213	638,042
SSE PLC	72,392	1,115,118
St James’s Place PLC	58,462	666,737
Taylor Wimpey PLC	143,400	255,638
United Utilities Group PLC	88,464	1,006,774
Weir Group PLC	15,798	189,828
Whitbread PLC†	10,271	322,383
WM Morrison Supermarkets PLC	364,283	842,745

		36,661,542

Total Common Stocks
(cost $300,057,281)		301,733,097

RIGHTS† — 0.0%
Spain
Ferrovial SA Expires 05/28/2020	3,878	1,462

United Kingdom
Whitbread PLC Expires 06/09/2020 (strike price 15.00 GBP)	5,136	63,550

Total Rights
(cost $112,144)		65,012

Total Long-Term Investment Securities
(cost $300,169,425)		301,798,109

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Treasuries — 1.2%
United States Treasury Bills
0.07% due 02/25/2021(2)	$700,000	$699,065
0.11% due 12/31/2020(2)	600,000	599,383
0.15% due 03/25/2021(2)	900,000	898,534
0.17% due 05/20/2021(2)	500,000	499,093
0.17% due 12/31/2020(2)	500,000	499,486
0.22% due 09/10/2020(2)	300,000	299,863
0.34% due 08/13/2020(2)	250,000	249,932

Total Short-Term Investment Securities
(cost $3,746,451)		3,745,356

REPURCHASE AGREEMENTS — 5.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $18,103,000 collateralized by $17,195,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $18,465,177 (cost $18,103,000)	18,103,000	18,103,000

TOTAL INVESTMENTS
(cost $322,018,876)(3)	99.1%	323,646,465
Other assets less liabilities	0.9	3,024,120

NET ASSETS	100.0%	$326,670,585

@	See Note 1
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $5,145,653 representing 1.6% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
297	Long	MSCI EAFE Index	June 2020	$21,005,144	$25,625,160	$4,620,016

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

133

VALIC Company I International Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Australia	$—	$16,956,788	**	$0	$16,956,788
Portugal	—	1,934,737	**	0	1,934,737
Other Countries	2,083,376	280,758,196	**	—	282,841,572
Rights
Spain	—	1,462		—	1,462
United Kingdom	63,550	—		—	63,550
Short-Term Investment Securities	—	3,745,356		—	3,745,356
Repurchase Agreements	—	18,103,000		—	18,103,000

Total Investments at Value	$2,146,926	$321,499,539		$0	$323,646,465

Other Financial Instruments:†

Futures Contracts	$4,620,016	$—		$—	$4,620,016

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

134

VALIC Company I International Value Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	8.3%
Cellular Telecom	7.5
Appliances	4.7
Registered Investment Companies	4.4
Electronic Components — Misc.	4.2
Diversified Manufacturing Operations	4.0
Banks — Commercial	3.8
Containers — Paper/Plastic	3.0
Insurance — Life/Health	2.9
Medical Products	2.9
Insurance — Reinsurance	2.8
Building & Construction Products — Misc.	2.7
Diversified Financial Services	2.7
Computer Data Security	2.6
Wire & Cable Products	2.6
Electronic Components — Semiconductors	2.5
Auto/Truck Parts & Equipment — Original	2.5
E-Commerce/Products	2.3
Diversified Minerals	2.3
Diversified Banking Institutions	2.3
Machinery-Electrical	2.2
Finance — Investment Banker/Broker	2.2
Building Products — Doors & Windows	2.2
Building — Heavy Construction	2.0
Building Products — Cement	2.0
Enterprise Software/Service	1.9
Communications Software	1.7
Oil — Field Services	1.6
Airlines	1.6
Food — Misc./Diversified	1.5
Retail — Drug Store	1.5
Home Furnishings	1.4
Industrial Automated/Robotic	1.4
Retail — Auto Parts	1.3
Investment Companies	1.3
Agricultural Chemicals	1.2
Retail — Building Products	1.1
Silver Mining	1.0
Banks — Mortgage	0.7
Investment Management/Advisor Services	0.6
Food — Retail	0.5
Energy — Alternate Sources	0.3
Apparel Manufacturers	0.2

102.4%

Country Allocation*

United States	11.4%
Japan	10.5
South Korea	9.4
Germany	8.8
United Kingdom	8.5
France	8.4
Netherlands	7.0
China	5.7
Switzerland	4.6
Cayman Islands	4.5
Canada	3.0
Norway	2.8
Israel	2.6
Italy	2.6
Singapore	2.0
Russia	1.8
India	1.7
Australia	1.6
Ireland	1.5
British Virgin Islands	1.4
Hong Kong	0.8
Thailand	0.6
Jersey	0.6
Malaysia	0.4
Luxembourg	0.2

102.4%

*	Calculated as a percentage of net assets

135

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Australia — 1.6%
Qantas Airways, Ltd.	3,624,802	$9,549,720

British Virgin Islands — 1.4%
Hollysys Automation Technologies, Ltd.	664,029	8,293,722

Canada — 3.0%
Home Capital Group, Inc.†#	325,600	4,490,790
Lundin Mining Corp.	2,984,750	13,743,919

		18,234,709

Cayman Islands — 4.5%
Alibaba Group Holding, Ltd.†	548,488	14,139,621
Xinyi Glass Holdings, Ltd.	12,510,000	13,261,630

		27,401,251

China — 5.7%
LONGi Green Energy Technology Co., Ltd., Class A	381,500	1,736,514
Midea Group Co., Ltd.	1,839,112	15,208,169
Oppein Home Group, Inc., Class A	494,900	8,396,240
Shanghai Pharmaceuticals Holding Co., Ltd.	5,753,000	9,113,735

		34,454,658

France — 8.4%
Cie de Saint-Gobain	509,066	16,525,451
Orange SA	1,451,012	17,532,878
Sanofi	170,085	16,587,644

		50,645,973

Germany — 8.8%
METRO AG	345,133	3,226,158
Muenchener Rueckversicherungs-Gesellschaft AG	74,774	16,976,502
Rheinmetall AG	183,645	14,825,027
SAP SE	93,243	11,609,693
Siemens AG	57,592	6,286,402

		52,923,782

Hong Kong — 0.8%
China Mobile, Ltd.	649,500	4,563,795

India — 1.7%
Tech Mahindra, Ltd.	1,455,525	10,226,197

Ireland — 1.5%
Greencore Group PLC	5,539,597	9,282,520

Israel — 2.6%
Check Point Software Technologies, Ltd.†	145,681	15,976,835

Italy — 2.6%
Prysmian SpA	722,916	15,446,526

Japan — 10.5%
Alps Alpine Co., Ltd.	450,500	5,454,938
Daiwa Securities Group, Inc.	3,196,800	13,268,270
Hitachi, Ltd.	418,100	13,419,774
Mitsubishi UFJ Financial Group, Inc.	3,286,800	13,563,638
Takeda Pharmaceutical Co., Ltd.	452,000	17,599,819

		63,306,439

Jersey — 0.6%
Man Group PLC	2,035,302	3,595,886

Luxembourg — 0.2%
Samsonite International SA*	1,334,100	1,236,775

Malaysia — 0.4%
CIMB Group Holdings Bhd	2,874,556	2,498,911

Security Description	Shares/ Principal Amount	Value (Note 2)

Netherlands — 7.0%
Koninklijke Philips NV†	380,196	$17,320,078
NN Group NV	560,871	17,385,093
OCI NV†#	657,114	7,454,759

		42,159,930

Norway — 2.8%
DNB ASA	1,259,768	17,219,302

Russia — 1.8%
Mobile TeleSystems PJSC ADR	1,225,889	10,898,153

Singapore — 2.0%
Keppel Corp., Ltd.#	2,875,800	12,062,825

South Korea — 9.4%
Coway Co, Ltd.	249,445	13,449,068
Hana Financial Group, Inc.	669,175	16,140,547
Samsung Electronics Co., Ltd.	361,850	14,856,946
SK Telecom Co., Ltd.	69,290	12,104,845

		56,551,406

Switzerland — 4.6%
LafargeHolcim, Ltd.	285,678	11,869,919
Novartis AG	181,387	15,724,367

		27,594,286

Thailand — 0.6%
Siam Commercial Bank PCL	1,659,500	3,860,516

United Kingdom — 8.5%
Fresnillo PLC#	660,486	6,433,444
John Wood Group PLC#	4,020,761	9,619,006
Kingfisher PLC	2,778,501	6,694,976
Melrose Industries PLC	5,481,544	7,848,456
Sensata Technologies Holding PLC†	96,284	3,432,524
Smiths Group PLC#	1,082,880	17,575,925

		51,604,331

United States — 11.4%
Advance Auto Parts, Inc.	57,846	8,059,105
Berry Global Group, Inc.†	406,805	18,269,612
Gentex Corp.	603,695	15,961,696

		42,290,413

Total Long-Term Investment Securities
(cost $672,068,630)		591,878,861

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(1)	$15,694,034	15,694,034
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2)	11,178,756	11,178,756

Total Short-Term Investment Securities
(cost $26,872,790)		26,872,790

TOTAL INVESTMENTS
(cost $698,941,420)(3)	102.4%	618,751,651
Liabilities in excess of other assets	(2.4)	(14,629,001)

NET ASSETS	100.0%	$604,122,650

136

VALIC Company I International Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $1,236,775 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $22,879,908. This was secured by collateral of $11,178,756, which was received in cash and subsequently invested in short-term investments currently valued at $11,178,756 as reported in the Portfolio of Investments. Additional collateral of $13,331,934 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.13% to 3.63%	10/31/2020 to 02/15/2047	$13,331,934

(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	25,583,000	USD	28,735,803	06/09/2020	$333,546	$–

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$102,986,873	$488,891,988	**	$—	$591,878,861
Short-Term Investment Securities	26,872,790	—		—	26,872,790

Total Investments at Value	$129,859,663	$488,891,988		$—	$618,751,651

Other Financial Instruments:†

Forward Foreign Currency Contracts	$—	$333,546		$—	$333,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

137

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2020

Industry Allocation*

Applications Software	6.7%
E-Commerce/Products	6.5
Computers	5.7
Medical — Drugs	5.5
Web Portals/ISP	4.1
Diversified Banking Institutions	4.0
Insurance — Property/Casualty	3.4
Data Processing/Management	3.3
Electronic Components — Semiconductors	3.0
Cable/Satellite TV	2.6
Finance — Credit Card	2.5
Internet Content — Entertainment	2.2
Retail — Building Products	2.1
Medical Instruments	2.1
Aerospace/Defense	2.0
Tobacco	2.0
Medical Products	1.9
Oil Companies — Integrated	1.7
Commercial Services — Finance	1.7
Oil Companies — Exploration & Production	1.6
Electronic Forms	1.6
Investment Management/Advisor Services	1.5
Transport — Rail	1.5
Gold Mining	1.3
Food — Confectionery	1.2
Real Estate Investment Trusts	1.2
Medical Labs & Testing Services	1.2
Food — Misc./Diversified	1.1
Electric — Integrated	1.1
Pharmacy Services	1.1
Semiconductor Equipment	1.0
Multimedia	1.0
Retail — Discount	1.0
E-Commerce/Services	1.0
Computer Services	1.0
Entertainment Software	1.0
Agricultural Biotech	1.0
Networking Products	0.9
Telephone — Integrated	0.9
Cellular Telecom	0.9
Tools — Hand Held	0.9
Medical — HMO	0.9
Repurchase Agreements	0.9
Industrial Gases	0.8
Drug Delivery Systems	0.8
Insurance Brokers	0.8
Electronic Connectors	0.8
Retail — Restaurants	0.8
Medical — Biomedical/Gene	0.7
Building Products — Air & Heating	0.7
Retail — Auto Parts	0.6
Internet Security	0.6
Computers — Memory Devices	0.6
Cosmetics & Toiletries	0.5
Finance — Investment Banker/Broker	0.5
Instruments — Controls	0.4
Dental Supplies & Equipment	0.4
Coatings/Paint	0.3
Computer Aided Design	0.3
Banks — Super Regional	0.3
Registered Investment Companies	0.3
Semiconductor Components — Integrated Circuits	0.2
Insurance — Life/Health	0.2

100.4%

*	Calculated as a percentage of net assets

138

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense — 2.0%
Northrop Grumman Corp.	7,560	$2,534,112
Raytheon Technologies Corp.	15,560	1,003,931

		3,538,043

Agricultural Biotech — 1.0%
Corteva, Inc.	60,948	1,664,490

Applications Software — 6.7%
Intuit, Inc.	3,135	910,153
Microsoft Corp.	58,565	10,732,036

		11,642,189

Banks - Super Regional — 0.3%
PNC Financial Services Group, Inc.	4,110	468,704

Building Products - Air & Heating — 0.7%
Carrier Global Corp.†	60,603	1,240,543

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	112,868	4,469,573

Cellular Telecom — 0.9%
T-Mobile US, Inc.†	15,810	1,581,632

Coatings/Paint — 0.3%
Sherwin-Williams Co.	928	551,093

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	10,335	1,513,974
PayPal Holdings, Inc.†	8,875	1,375,714

		2,889,688

Computer Aided Design — 0.3%
Autodesk, Inc.†	2,305	484,926

Computer Services — 1.0%
International Business Machines Corp.	13,930	1,739,857

Computers — 5.7%
Apple, Inc.	31,228	9,928,630

Computers - Memory Devices — 0.6%
Western Digital Corp.	22,445	995,885

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	12,530	906,295

Data Processing/Management — 3.3%
Fidelity National Information Services, Inc.	25,165	3,493,657
Fiserv, Inc.†	21,292	2,273,347

		5,767,004

Dental Supplies & Equipment — 0.4%
DENTSPLY SIRONA, Inc.	14,300	665,236

Diversified Banking Institutions — 4.0%
Citigroup, Inc.	19,216	920,639
JPMorgan Chase & Co.	47,358	4,608,407
Morgan Stanley	32,240	1,425,008

		6,954,054

Drug Delivery Systems — 0.8%
Becton Dickinson and Co.	5,764	1,423,305

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	3,765	9,195,523
eBay, Inc.	46,420	2,113,967

		11,309,490

E-Commerce/Services — 1.0%
Lyft, Inc., Class A†	20,130	629,264
Uber Technologies, Inc.†	30,810	1,119,019

		1,748,283

Security Description	Shares	Value (Note 2)

Electric - Integrated — 1.1%
American Electric Power Co., Inc.	15,745	$1,342,261
FirstEnergy Corp.	14,585	616,362

		1,958,623

Electronic Components - Semiconductors — 3.0%
Intel Corp.	43,815	2,757,278
Marvell Technology Group, Ltd.	30,730	1,002,412
NVIDIA Corp.	4,040	1,434,281

		5,193,971

Electronic Connectors — 0.8%
TE Connectivity, Ltd.	16,595	1,348,344

Electronic Forms — 1.6%
Adobe, Inc.†	7,080	2,737,128

Entertainment Software — 1.0%
Activision Blizzard, Inc.	24,134	1,737,165

Finance - Credit Card — 2.5%
American Express Co.	5,810	552,357
Mastercard, Inc., Class A	12,697	3,820,400

		4,372,757

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	23,090	829,162

Food - Confectionery — 1.2%
Mondelez International, Inc., Class A	41,090	2,141,611

Food - Misc./Diversified — 1.1%
Conagra Brands, Inc.	56,478	1,964,870

Gold Mining — 1.3%
Newmont Corp.	37,630	2,200,226

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	6,020	1,454,733

Instruments - Controls — 0.4%
Honeywell International, Inc.	5,366	782,631

Insurance Brokers — 0.8%
Aon PLC	7,147	1,407,602

Insurance - Life/Health — 0.2%
Principal Financial Group, Inc.	10,738	414,702

Insurance - Property/Casualty — 3.4%
Berkshire Hathaway, Inc., Class B†	32,176	5,971,222

Internet Content - Entertainment — 2.2%
Facebook, Inc., Class A†	17,305	3,895,182

Internet Security — 0.6%
Palo Alto Networks, Inc.†	4,275	1,005,779

Investment Management/Advisor Services — 1.5%
BlackRock, Inc.	5,068	2,679,148

Medical Instruments — 2.1%
Medtronic PLC	36,729	3,620,745

Medical Labs & Testing Services — 1.2%
Quest Diagnostics, Inc.	17,135	2,026,728

Medical Products — 1.9%
Abbott Laboratories	20,736	1,968,261
Stryker Corp.	7,195	1,408,277

		3,376,538

Medical - Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	10,500	1,258,950

139

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 5.5%
Johnson & Johnson	32,788	$4,877,215
Merck & Co., Inc.	30,345	2,449,448
Pfizer, Inc.	61,090	2,333,027

		9,659,690

Medical - HMO — 0.9%
Anthem, Inc.	5,319	1,564,371

Multimedia — 1.0%
Walt Disney Co.	15,230	1,786,479

Networking Products — 0.9%
Cisco Systems, Inc.	34,740	1,661,267

Oil Companies - Exploration & Production — 1.6%
Canadian Natural Resources, Ltd.#	82,785	1,498,408
EOG Resources, Inc.	25,280	1,288,522

		2,786,930

Oil Companies - Integrated — 1.7%
Chevron Corp.	31,890	2,924,313

Pharmacy Services — 1.1%
Cigna Corp.	9,714	1,916,766

Real Estate Investment Trusts — 1.2%
American Tower Corp.	8,120	2,096,340

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	920	1,056,031

Retail - Building Products — 2.1%
Lowe’s Cos., Inc.	28,595	3,727,358

Retail - Discount — 1.0%
Dollar Tree, Inc.†	18,150	1,776,341

Retail - Restaurants — 0.8%
McDonald’s Corp.	7,220	1,345,230

Semiconductor Components - Integrated Circuits — 0.2%
NXP Semiconductors NV	4,565	438,697

Semiconductor Equipment — 1.0%
Lam Research Corp.	6,655	1,821,274

Telephone - Integrated — 0.9%
Verizon Communications, Inc.	28,278	1,622,592

Tobacco — 2.0%
Philip Morris International, Inc.	47,090	3,454,522

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 0.9%
Stanley Black & Decker, Inc.	12,535	$1,572,516

Transport - Rail — 1.5%
Union Pacific Corp.	15,375	2,611,598

Web Portals/ISP — 4.1%
Alphabet, Inc., Class A†	2,442	3,500,656
Alphabet, Inc., Class C†	2,578	3,683,756

		7,184,412

Total Long-Term Investment Securities
(cost $132,486,197)		173,353,464

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $437,025)	437,025	437,025

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, repurchased 06/01/2020 in the amount of $1,531,000 collateralized by $1,445,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $1,566,780 (cost $1,531,000)	$1,531,000	1,531,000

TOTAL INVESTMENTS
(cost $134,454,222)(3)	100.4%	175,321,489
Liabilities in excess of other assets	(0.4)	(621,316)

NET ASSETS	100.0%	$174,700,173

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2020, the Fund had loaned securities with a total value of $421,875. This was secured by collateral of $437,025, which was received in cash and subsequently invested in short-term investments currently valued at $437,025 as reported in the Portfolio of Investments.

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$173,353,464	$—	$—	$173,353,464
Short-Term Investment Securities	437,025	—	—	437,025
Repurchase Agreements	—	1,531,000	—	1,531,000

Total Investments at Value	$173,790,489	$1,531,000	$—	$175,321,489

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

140

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	8.3%
Web Portals/ISP	6.6
Computer Services	5.4
Finance — Credit Card	4.7
Insurance Brokers	4.3
Data Processing/Management	4.1
Computers	3.8
Cosmetics & Toiletries	3.8
Diagnostic Equipment	3.7
Athletic Footwear	3.5
Electronic Connectors	3.3
Electronic Measurement Instruments	3.1
Medical Products	3.0
Commercial Services — Finance	2.6
Cable/Satellite TV	2.6
Transport — Rail	2.5
Beverages — Non-alcoholic	2.4
Entertainment Software	2.3
Medical Instruments	2.1
Drug Delivery Systems	2.1
Machinery — General Industrial	2.0
Soap & Cleaning Preparation	2.0
Medical — Drugs	2.0
Semiconductor Components — Integrated Circuits	1.7
E-Commerce/Products	1.6
Finance — Investment Banker/Broker	1.6
Electronic Components — Semiconductors	1.6
Textile — Apparel	1.5
Coatings/Paint	1.4
Retail — Discount	1.4
Retail — Restaurants	1.3
Pharmacy Services	1.3
Internet Content — Information/News	0.9
Retail — Apparel/Shoe	0.9
Private Equity	0.8
Apparel Manufacturers	0.7
Instruments — Controls	0.6
Retail — Major Department Stores	0.6
Consulting Services	0.5
Chemicals — Specialty	0.5

99.1%

*	Calculated as a percentage of net assets

141

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.1%
Apparel Manufacturers — 0.7%
VF Corp.	61,726	$3,462,829

Applications Software — 8.3%
Microsoft Corp.	236,373	43,315,352

Athletic Footwear — 3.5%
adidas AG	31,703	8,313,559
NIKE, Inc., Class B	101,638	10,019,474

		18,333,033

Beverages - Non-alcoholic — 2.4%
PepsiCo, Inc.	94,170	12,388,063

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	347,195	13,748,922

Chemicals - Specialty — 0.5%
Ecolab, Inc.	12,625	2,683,822

Coatings/Paint — 1.4%
Sherwin-Williams Co.	12,725	7,556,741

Commercial Services - Finance — 2.6%
Equifax, Inc.	41,149	6,318,841
Moody’s Corp.	27,847	7,446,566

		13,765,407

Computer Services — 5.4%
Accenture PLC, Class A	105,616	21,294,298
Cognizant Technology Solutions Corp., Class A	133,823	7,092,619

		28,386,917

Computers — 3.8%
Apple, Inc.	62,940	20,011,144

Consulting Services — 0.5%
Verisk Analytics, Inc.	16,378	2,828,153

Cosmetics & Toiletries — 3.8%
Colgate-Palmolive Co.	181,157	13,103,086
Estee Lauder Cos., Inc., Class A	34,034	6,720,694

		19,823,780

Data Processing/Management — 4.1%
Fidelity National Information Services, Inc.	83,239	11,556,070
Fiserv, Inc.†	91,241	9,741,802

		21,297,872

Diagnostic Equipment — 3.7%
Danaher Corp.	41,198	6,863,999
Thermo Fisher Scientific, Inc.	35,855	12,520,207

		19,384,206

Drug Delivery Systems — 2.1%
Becton Dickinson and Co.	44,328	10,945,913

E-Commerce/Products — 1.6%
Alibaba Group Holding, Ltd. ADR†	40,789	8,459,231

Electronic Components - Semiconductors — 1.6%
Texas Instruments, Inc.	68,883	8,179,167

Electronic Connectors — 3.3%
Amphenol Corp., Class A	112,236	10,837,508
TE Connectivity, Ltd.	80,732	6,559,475

		17,396,983

Electronic Measurement Instruments — 3.1%
Agilent Technologies, Inc.	98,783	8,706,733
Fortive Corp.	125,809	7,671,833

		16,378,566

Security Description	Shares	Value (Note 2)

Entertainment Software — 2.3%
Electronic Arts, Inc.†	97,661	$12,000,584

Finance - Credit Card — 4.7%
Mastercard, Inc., Class A	21,160	6,366,832
Visa, Inc., Class A	92,678	18,094,453

		24,461,285

Finance - Investment Banker/Broker — 1.6%
Charles Schwab Corp.	231,497	8,313,057

Instruments - Controls — 0.6%
Mettler-Toledo International, Inc.†	4,164	3,310,380

Insurance Brokers — 4.3%
Aon PLC, Class A	70,979	13,979,314
Marsh & McLennan Cos., Inc.	80,120	8,486,310

		22,465,624

Internet Content - Information/News — 0.9%
Tencent Holdings, Ltd.	90,100	4,802,460

Machinery - General Industrial — 2.0%
Nordson Corp.	25,536	4,809,706
Otis Worldwide Corp.	111,399	5,865,157

		10,674,863

Medical Instruments — 2.1%
Boston Scientific Corp.†	296,185	11,252,068

Medical Products — 3.0%
Abbott Laboratories	55,664	5,283,627
Stryker Corp.	53,329	10,438,085

		15,721,712

Medical - Drugs — 2.0%
PRA Health Sciences, Inc.†	46,296	4,791,636
Roche Holding AG	15,717	5,455,747

		10,247,383

Pharmacy Services — 1.3%
Cigna Corp.	34,456	6,798,858

Private Equity — 0.8%
Blackstone Group, Inc., Class A	75,857	4,308,678

Retail - Apparel/Shoe — 0.9%
Ross Stores, Inc.	47,836	4,638,179

Retail - Discount — 1.4%
Dollarama, Inc.	208,968	7,084,741

Retail - Major Department Stores — 0.6%
TJX Cos., Inc.	61,933	3,267,585

Retail - Restaurants — 1.3%
Starbucks Corp.	88,787	6,924,498

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	49,478	5,588,540
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,912	3,569,001

		9,157,541

Soap & Cleaning Preparation — 2.0%
Church & Dwight Co., Inc.	139,986	10,508,749

Textile - Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	18,325	7,673,782

Transport - Rail — 2.5%
Canadian Pacific Railway, Ltd.	15,701	3,919,755
Union Pacific Corp.	52,855	8,977,950

		12,897,705

142

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	24,301	$34,835,970

TOTAL INVESTMENTS
(cost $363,407,031)(1)	99.1%	519,691,803
Other assets less liabilities	0.9	4,938,308

NET ASSETS	100.0%	$524,630,111

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$493,446,256	$26,245,547	**	$—	$519,691,803

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

143

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.1%
Banks — Commercial	5.7
Medical Products	2.4
Repurchase Agreements	2.2
Enterprise Software/Service	2.1
Medical — Biomedical/Gene	2.0
Insurance — Property/Casualty	1.8
Electric — Integrated	1.8
Gas — Distribution	1.6
Medical Labs & Testing Services	1.6
Electronic Components — Semiconductors	1.5
Electronic Components — Misc.	1.4
Semiconductor Equipment	1.3
Chemicals — Specialty	1.3
Retail — Restaurants	1.3
Investment Management/Advisor Services	1.3
Food — Misc./Diversified	1.3
Distribution/Wholesale	1.2
Transport — Truck	1.2
Medical — Outpatient/Home Medical	1.2
Registered Investment Companies	1.2
Medical Instruments	1.2
Computer Services	1.2
Electronic Parts Distribution	1.1
Steel — Producers	1.1
Insurance — Reinsurance	1.0
Building & Construction Products — Misc.	1.0
Energy — Alternate Sources	0.9
Electronic Measurement Instruments	0.9
Human Resources	0.9
Diversified Manufacturing Operations	0.9
Aerospace/Defense	0.9
Data Processing/Management	0.8
Garden Products	0.8
Applications Software	0.8
Machinery — General Industrial	0.8
Machinery — Pumps	0.8
Auto/Truck Parts & Equipment — Original	0.8
Multimedia	0.7
Medical — HMO	0.7
Building — Residential/Commercial	0.7
Oil Companies — Exploration & Production	0.7
Engineering/R&D Services	0.7
Apparel Manufacturers	0.7
Insurance — Life/Health	0.6
Insurance — Multi-line	0.6
Retail — Home Furnishings	0.6
Hotels/Motels	0.6
Coatings/Paint	0.6
Industrial Automated/Robotic	0.6
Machine Tools & Related Products	0.6
Lighting Products & Systems	0.6
E-Commerce/Products	0.6
Recreational Vehicles	0.6
Cable/Satellite TV	0.6
Water	0.6
Insurance Brokers	0.6
Retail — Discount	0.6
Savings & Loans/Thrifts	0.6
Finance — Investment Banker/Broker	0.6
Racetracks	0.6
Gold Mining	0.6
Medical — Drugs	0.5
Telecom Equipment — Fiber Optics	0.5
Commercial Services	0.5
Commercial Services — Finance	0.5
Publishing — Newspapers	0.5
Schools	0.5
Casino Hotels	0.5

Hazardous Waste Disposal	0.5%
Lasers — System/Components	0.5
Building Products — Air & Heating	0.5
Retail — Misc./Diversified	0.5
Physical Therapy/Rehabilitation Centers	0.5
E-Commerce/Services	0.5
Funeral Services & Related Items	0.5
Building Products — Cement	0.4
Miscellaneous Manufacturing	0.4
Power Converter/Supply Equipment	0.4
Finance — Other Services	0.4
Finance — Consumer Loans	0.4
U.S. Government Treasuries	0.4
Diagnostic Equipment	0.4
Computer Software	0.4
Filtration/Separation Products	0.4
Machinery — Construction & Mining	0.4
Retail — Convenience Store	0.4
Computers — Other	0.4
Retail — Apparel/Shoe	0.4
Batteries/Battery Systems	0.3
Real Estate Management/Services	0.3
Brewery	0.3
Containers — Paper/Plastic	0.3
Resorts/Theme Parks	0.3
Electronics — Military	0.3
Medical — Hospitals	0.3
Building — Mobile Home/Manufactured Housing	0.3
Containers — Metal/Glass	0.3
Consumer Products — Misc.	0.3
Food — Baking	0.3
Consulting Services	0.3
Firearms & Ammunition	0.3
Oil Refining & Marketing	0.3
Health Care Cost Containment	0.3
Environmental Consulting & Engineering	0.3
Tools — Hand Held	0.3
Footwear & Related Apparel	0.3
Semiconductor Components — Integrated Circuits	0.3
Networking Products	0.3
Wireless Equipment	0.3
Computers — Integrated Systems	0.3
Electric Products — Misc.	0.2
Instruments — Controls	0.2
Disposable Medical Products	0.2
Pastoral & Agricultural	0.2
Rental Auto/Equipment	0.2
Building — Heavy Construction	0.2
Poultry	0.2
Building & Construction — Misc.	0.2
Machinery — Farming	0.2
Television	0.2
Machinery — Electrical	0.2
Toys	0.2
Casino Services	0.2
Retail — Catalog Shopping	0.2
Transport — Marine	0.2
Pipelines	0.2
Retail — Pawn Shops	0.2
Food — Retail	0.2
Home Furnishings	0.2
Airlines	0.2
Metal Processors & Fabrication	0.2
Steel Pipe & Tube	0.2
Office Furnishings — Original	0.2
Retail — Automobile	0.1
Retail — Sporting Goods	0.1
Chemicals — Plastics	0.1
Transport — Equipment & Leasing	0.1

144

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Multilevel Direct Selling	0.1%
Security Services	0.1
Telephone — Integrated	0.1
Chemicals — Diversified	0.1
Transport — Services	0.1
Oil Companies — Integrated	0.1
Food — Catering	0.1
Rubber — Tires	0.1
Publishing — Books	0.1
Dental Supplies & Equipment	0.1
Retail — Petroleum Products	0.1
Cosmetics & Toiletries	0.1
Quarrying	0.1
Theaters	0.1
Oil — Field Services	0.1
Internet Content — Information/News	0.1
Wire & Cable Products	0.1
Paper & Related Products	0.1
Metal Products — Distribution	0.1
Steel — Specialty	0.1
Medical Information Systems	0.1
Printing — Commercial	0.1
Retail — Bedding	0.1

101.5%

*	Calculated as a percentage of net assets

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Aerospace/Defense — 0.9%
Teledyne Technologies, Inc.†	62,792	$23,491,743

Airlines — 0.2%
JetBlue Airways Corp.†	497,061	5,005,404

Apparel Manufacturers — 0.7%
Carter’s, Inc.	76,010	6,530,019
Columbia Sportswear Co.	49,993	3,652,489
Deckers Outdoor Corp.†	48,168	8,792,105

		18,974,613

Applications Software — 0.8%
CDK Global, Inc.	209,018	8,216,498
PTC, Inc.†	178,966	13,669,423

		21,885,921

Auto/Truck Parts & Equipment-Original — 0.8%
Adient PLC†	149,876	2,549,391
Dana, Inc.	247,807	3,132,280
Delphi Technologies PLC†	148,195	1,908,752
Lear Corp.	94,744	10,047,601
Visteon Corp.†	48,149	3,466,728

		21,104,752

Banks-Commercial — 5.7%
Associated Banc-Corp	274,348	3,843,615
BancorpSouth Bank	165,209	3,672,596
Bank of Hawaii Corp.	69,342	4,460,771
Bank OZK	208,134	4,680,934
Cathay General Bancorp	130,375	3,544,896
CIT Group, Inc.	163,090	2,958,453
Commerce Bancshares, Inc.#	178,564	11,379,884
Cullen/Frost Bankers, Inc.#	98,026	7,447,035
East West Bancorp, Inc.	250,731	8,763,048
First Financial Bankshares, Inc.	233,892	7,166,451
First Horizon National Corp.	535,776	5,009,506
FNB Corp.	559,442	4,145,465
Fulton Financial Corp.	282,579	3,167,711
Hancock Whitney Corp.	150,161	3,246,481
Home BancShares, Inc.	267,145	3,865,588
International Bancshares Corp.	98,780	3,040,448
PacWest Bancorp	206,320	3,571,399
Pinnacle Financial Partners, Inc.	123,917	4,938,092
Prosperity Bancshares, Inc.	162,541	10,628,556
Signature Bank	92,956	9,566,102
Synovus Financial Corp.	252,315	4,841,925
TCF Financial Corp.	264,129	7,638,611
Texas Capital Bancshares, Inc.†	86,640	2,318,486
Trustmark Corp.	110,640	2,632,126
UMB Financial Corp.	74,381	3,814,258
Umpqua Holdings Corp.	379,160	4,318,632
United Bankshares, Inc.	218,533	6,354,940
Valley National Bancorp	674,390	5,381,632
Webster Financial Corp.	158,457	4,484,333
Wintrust Financial Corp.	98,264	4,162,463

		155,044,437

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	110,770	4,860,587
EnerSys	72,806	4,608,620

		9,469,207

Brewery — 0.3%
Boston Beer Co., Inc., Class A†	15,868	8,961,136

Building & Construction Products-Misc. — 1.0%
Louisiana-Pacific Corp.	202,225	4,774,532

Security Description	Shares	Value (Note 2)

Building & Construction Products-Misc. (continued)
Owens Corning	187,304	$9,833,460
Trex Co., Inc.†	100,442	12,065,093

		26,673,085

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	96,681	6,144,078

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	60,371	12,909,735

Building Products-Cement — 0.4%
Eagle Materials, Inc.	71,679	4,785,290
MDU Resources Group, Inc.	345,013	7,507,483

		12,292,773

Building-Heavy Construction — 0.2%
Arcosa, Inc.	1	38
Dycom Industries, Inc.†#	54,277	2,285,062
MasTec, Inc.†	103,825	4,064,749

		6,349,849

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.#	95,039	8,192,362

Building-Residential/Commercial — 0.7%
KB Home	147,502	4,879,366
Taylor Morrison Home Corp.†	227,727	4,401,963
Toll Brothers, Inc.	207,834	6,715,117
TRI Pointe Group, Inc.†	239,734	3,432,991

		19,429,437

Cable/Satellite TV — 0.6%
Cable One, Inc.	8,653	16,327,259

Casino Hotels — 0.5%
Boyd Gaming Corp.	137,807	2,946,314
Caesars Entertainment Corp.†	960,977	10,945,528

		13,891,842

Casino Services — 0.2%
Eldorado Resorts, Inc.†#	112,477	3,988,434
Scientific Games Corp.†	93,123	1,464,825

		5,453,259

Chemicals-Diversified — 0.1%
Olin Corp.	274,914	3,307,215

Chemicals-Plastics — 0.1%
PolyOne Corp.	155,385	3,850,440

Chemicals-Specialty — 1.3%
Ashland Global Holdings, Inc.	103,698	6,964,358
Cabot Corp.	98,102	3,504,203
Chemours Co.	281,509	3,690,583
Ingevity Corp.†	72,011	3,792,819
Minerals Technologies, Inc.	60,012	2,959,192
NewMarket Corp.	12,714	5,544,957
Sensient Technologies Corp.	72,863	3,651,894
Valvoline, Inc.	324,373	5,952,244

		36,060,250

Coatings/Paint — 0.6%
RPM International, Inc.	223,278	16,696,729

Commercial Services — 0.5%
CoreLogic, Inc.	136,913	6,785,408
LiveRamp Holdings, Inc.†	116,556	5,877,919
WW International, Inc.†	79,979	1,911,498

		14,574,825

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services-Finance — 0.5%
Sabre Corp.	471,565	$3,286,808
WEX, Inc.†	74,535	11,037,143

		14,323,951

Computer Services — 1.2%
CACI International, Inc., Class A†	43,117	10,812,881
MAXIMUS, Inc.	110,156	7,933,435
Perspecta, Inc.	236,756	5,248,881
Science Applications International Corp.	84,479	7,437,531

		31,432,728

Computer Software — 0.4%
J2 Global, Inc.#	79,707	6,241,058
Teradata Corp.†	193,698	4,147,074

		10,388,132

Computers-Integrated Systems — 0.3%
NCR Corp.†	219,696	3,965,513
NetScout Systems, Inc.†	113,391	3,114,851

		7,080,364

Computers-Other — 0.4%
Lumentum Holdings, Inc.†	132,920	9,745,694

Consulting Services — 0.3%
FTI Consulting, Inc.†	64,791	7,804,724

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	43,327	7,882,048

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	45,210	1,536,236
O-I Glass, Inc.	267,959	2,052,566
Silgan Holdings, Inc.	133,501	4,464,273

		8,053,075

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	172,344	8,929,143

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	93,331	2,839,129

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	72,407	2,929,587
Fair Isaac Corp.†	49,866	20,078,545

		23,008,132

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	148,326	2,920,539

Diagnostic Equipment — 0.4%
Repligen Corp.†	80,669	10,565,219

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	33,103	6,608,021

Distribution/Wholesale — 1.2%
KAR Auction Services, Inc.#	221,716	3,181,624
Pool Corp.	68,935	18,544,894
Resideo Technologies, Inc.†	211,463	1,492,929
Watsco, Inc.	56,212	10,000,677

		33,220,124

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	97,577	11,695,579
ITT, Inc.	150,998	8,712,585
Trinity Industries, Inc.	168,987	3,374,670

		23,782,834

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.6%
Etsy, Inc.†	204,009	$16,520,649

E-Commerce/Services — 0.5%
GrubHub, Inc.†#	157,453	8,933,883
TripAdvisor, Inc.	180,907	3,487,887

		12,421,770

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	41,939	6,814,668

Electric-Integrated — 1.8%
ALLETE, Inc.	88,960	5,224,621
Black Hills Corp.	105,809	6,529,473
Hawaiian Electric Industries, Inc.	187,625	7,403,682
IDACORP, Inc.	86,772	8,089,754
NorthWestern Corp.	86,857	5,221,843
OGE Energy Corp.	344,655	10,794,595
PNM Resources, Inc.	137,145	5,598,259

		48,862,227

Electronic Components-Misc. — 1.4%
Gentex Corp.	435,557	11,516,127
Hubbell, Inc.	93,640	11,463,409
Jabil, Inc.	239,181	7,156,296
nVent Electric PLC	267,937	4,911,285
Vishay Intertechnology, Inc.	227,871	3,705,182

		38,752,299

Electronic Components-Semiconductors — 1.5%
Cree, Inc.†	185,451	9,771,413
Monolithic Power Systems, Inc.	69,556	14,589,371
Semtech Corp.†	114,060	6,065,711
Silicon Laboratories, Inc.†	74,678	6,994,342
Synaptics, Inc.†	57,617	3,671,355

		41,092,192

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	203,087	7,863,529
Trimble, Inc.†	428,949	16,780,485

		24,644,014

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	140,236	9,687,503
Avnet, Inc.	173,832	4,735,184
SYNNEX Corp.	70,351	7,502,934
Tech Data Corp.†	60,990	8,309,277

		30,234,898

Electronics-Military — 0.3%
Mercury Systems, Inc.†	95,621	8,543,736

Energy-Alternate Sources — 0.9%
Enphase Energy, Inc.†	136,967	7,970,110
First Solar, Inc.†	130,669	6,091,789
SolarEdge Technologies, Inc.†	83,697	11,876,604

		25,938,503

Engineering/R&D Services — 0.7%
AECOM†	270,464	10,485,889
Fluor Corp.	241,346	2,802,027
KBR, Inc.	243,997	5,721,730

		19,009,646

Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	199,034	5,489,358
Blackbaud, Inc.	84,687	4,963,505
Ceridian HCM Holding, Inc.†	173,527	11,950,805

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service (continued)
Manhattan Associates, Inc.†	110,022	$9,725,945
Tyler Technologies, Inc.†	67,124	25,192,308

		57,321,921

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	93,988	7,415,653

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.	217,908	10,339,735

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†#	13,205	3,433,564
Navient Corp.	292,928	2,179,384
SLM Corp.	726,872	5,509,690

		11,122,638

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	67,297	3,708,738
Interactive Brokers Group, Inc., Class A	132,143	5,596,256
Jefferies Financial Group, Inc.	411,844	6,033,514

		15,338,508

Finance-Other Services — 0.4%
SEI Investments Co.	217,312	11,782,657

Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	102,171	7,760,909

Food-Baking — 0.3%
Flowers Foods, Inc.	331,400	7,817,726

Food-Catering — 0.1%
Healthcare Services Group, Inc.#	127,615	3,052,551

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	29,753	1,059,802

Food-Misc./Diversified — 1.3%
Hain Celestial Group, Inc.†#	138,321	4,354,345
Ingredion, Inc.	114,952	9,682,407
Lancaster Colony Corp.	34,072	5,228,689
Post Holdings, Inc.†	114,436	9,962,798
TreeHouse Foods, Inc.†	96,786	5,101,590

		34,329,829

Food-Retail — 0.2%
Sprouts Farmers Market, Inc.†	203,407	5,111,618

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	230,568	7,221,390

Funeral Services & Related Items — 0.5%
Service Corp. International	314,708	12,408,936

Garden Products — 0.8%
Scotts Miracle-Gro Co.	68,219	9,725,983
Toro Co.	183,543	13,044,401

		22,770,384

Gas-Distribution — 1.6%
National Fuel Gas Co.#	148,631	6,238,043
New Jersey Resources Corp.	164,433	5,774,887
ONE Gas, Inc.	90,800	7,624,476
Southwest Gas Holdings, Inc.	94,053	7,143,325
Spire, Inc.	87,770	6,400,189
UGI Corp.	359,867	11,458,165

		44,639,085

Gold Mining — 0.6%
Royal Gold, Inc.	112,934	15,042,809

Security Description	Shares	Value (Note 2)

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	88,403	$5,250,254
Stericycle, Inc.†#	156,900	8,602,827

		13,853,081

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	122,036	7,562,571

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	78,229	5,102,878

Hotels/Motels — 0.6%
Choice Hotels International, Inc.	54,694	4,420,916
Wyndham Destinations, Inc.	156,170	4,966,206
Wyndham Hotels & Resorts, Inc.	163,855	7,525,860

		16,912,982

Human Resources — 0.9%
ASGN, Inc.†	90,909	5,599,085
Insperity, Inc.	64,735	3,355,862
ManpowerGroup, Inc.	101,519	7,019,024
Paylocity Holding Corp.†	61,731	8,025,339

		23,999,310

Industrial Automated/Robotic — 0.6%
Cognex Corp.	294,243	16,695,348

Instruments-Controls — 0.2%
Woodward, Inc.	97,087	6,658,226

Insurance Brokers — 0.6%
Brown & Brown, Inc.	402,631	16,185,766

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	188,126	5,589,224
CNO Financial Group, Inc.	260,227	3,734,257
Primerica, Inc.	71,212	8,092,532

		17,416,013

Insurance-Multi-line — 0.6%
American Financial Group, Inc.	128,867	7,762,948
Genworth Financial, Inc., Class A†	866,585	2,643,084
Kemper Corp.	107,865	6,838,641

		17,244,673

Insurance-Property/Casualty — 1.8%
Alleghany Corp.	24,781	12,715,131
First American Financial Corp.	193,415	9,765,523
Hanover Insurance Group, Inc.	67,824	6,806,139
Mercury General Corp.	46,701	1,878,781
Old Republic International Corp.	491,314	7,659,585
RLI Corp.	68,705	5,424,947
Selective Insurance Group, Inc.	102,276	5,364,376

		49,614,482

Insurance-Reinsurance — 1.0%
Essent Group, Ltd.	169,395	5,600,198
Reinsurance Group of America, Inc.	107,801	9,782,941
RenaissanceRe Holdings, Ltd.	76,036	12,763,403

		28,146,542

Internet Content-Information/News — 0.1%
Yelp, Inc.†	109,992	2,391,226

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.	84,835	5,651,708
Eaton Vance Corp.	194,806	7,022,756
Federated Hermes, Inc.	165,415	3,662,288
Janus Henderson Group PLC	267,930	5,776,571
Legg Mason, Inc.	140,487	7,000,467

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services (continued)
Stifel Financial Corp.	117,723	$5,616,564

		34,730,354

Lasers-System/Components — 0.5%
Coherent, Inc.†	41,584	6,038,413
II-VI, Inc.†#	150,163	7,137,247

		13,175,660

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	68,221	5,877,239
Universal Display Corp.	73,002	10,702,093

		16,579,332

Machine Tools & Related Products — 0.6%
Colfax Corp.†	143,952	4,039,293
Kennametal, Inc.	142,660	3,957,389
Lincoln Electric Holdings, Inc.	105,284	8,651,186

		16,647,868

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	117,178	8,415,724
Terex Corp.	112,941	1,775,432

		10,191,156

Machinery-Electrical — 0.2%
Regal Beloit Corp.	70,492	5,606,934

Machinery-Farming — 0.2%
AGCO Corp.	107,925	5,960,698

Machinery-General Industrial — 0.8%
Crane Co.	87,779	4,891,046
Nordson Corp.	88,095	16,592,693

		21,483,739

Machinery-Pumps — 0.8%
Curtiss-Wright Corp.	73,500	7,372,050
Graco, Inc.	287,154	13,843,694

		21,215,744

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	279,555	1,766,788

Medical Instruments — 1.2%
Bio-Techne Corp.	65,620	17,376,176
Cantel Medical Corp.	64,510	2,714,581
Integra LifeSciences Holdings Corp.†	122,707	6,394,262
NuVasive, Inc.†	89,659	5,433,335

		31,918,354

Medical Labs & Testing Services — 1.6%
Catalent, Inc.†	266,451	20,711,236
Charles River Laboratories International, Inc.†	84,089	15,107,430
MEDNAX, Inc.†	145,141	2,254,040
Syneos Health, Inc.†	107,227	6,539,774

		44,612,480

Medical Products — 2.4%
Avanos Medical, Inc.†	82,522	2,398,089
Globus Medical, Inc., Class A†	132,529	7,242,710
Haemonetics Corp.†	87,264	9,571,116
Hill-Rom Holdings, Inc.	114,948	11,686,763
LivaNova PLC†	83,333	4,457,482
Masimo Corp.†	84,469	20,288,609
Penumbra, Inc.†#	55,305	9,535,688

		65,180,457

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene — 2.0%
Arrowhead Pharmaceuticals, Inc.†#	172,358	$5,556,822
Bio-Rad Laboratories, Inc., Class A†	37,203	18,278,578
Exelixis, Inc.†	523,149	12,927,012
Ligand Pharmaceuticals, Inc.†#	28,418	2,886,416
Nektar Therapeutics†#	302,895	6,572,822
United Therapeutics Corp.†	75,552	8,911,358

		55,133,008

Medical-Drugs — 0.5%
PRA Health Sciences, Inc.†	108,898	11,270,943
Prestige Consumer Healthcare, Inc.†	86,489	3,649,836

		14,920,779

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	107,955	20,060,198

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	152,496	4,362,911
Tenet Healthcare Corp.†	178,882	3,892,472

		8,255,383

Medical-Outpatient/Home Medical — 1.2%
Amedisys, Inc.†	55,535	10,665,497
Chemed Corp.	27,563	13,189,171
LHC Group, Inc.†	51,000	8,288,010

		32,142,678

Metal Processors & Fabrication — 0.2%
Timken Co.	116,721	4,965,311

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	63,550	1,901,416

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	110,067	12,260,363

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	95,638	3,555,821

Multimedia — 0.7%
FactSet Research Systems, Inc.	65,332	20,090,243

Networking Products — 0.3%
LogMeIn, Inc.	84,048	7,135,675

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	101,684	2,340,766
HNI Corp.	73,733	1,877,979

		4,218,745

Oil & Gas Drilling — 0.0%
Transocean, Ltd.†#	990,270	1,317,059

Oil Companies-Exploration & Production — 0.7%
Cimarex Energy Co.	175,292	4,606,674
CNX Resources Corp.†	321,258	3,273,619
EQT Corp.	440,155	5,871,668
Matador Resources Co.†#	188,778	1,480,019
WPX Energy, Inc.†	717,527	4,068,378

		19,300,358

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.#	257,176	3,073,253

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	49,784	5,779,922
PBF Energy, Inc., Class A	175,391	1,862,653

		7,642,575

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil-Field Services — 0.1%
Apergy Corp.†	133,367	$1,209,639
NOW, Inc.†	187,328	1,395,593

		2,605,232

Paper & Related Products — 0.1%
Domtar Corp.	98,610	2,011,644

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	281,871	6,570,413

Physical Therapy/Rehabilitation Centers — 0.5%
Encompass Health Corp.	169,765	12,435,286

Pipelines — 0.2%
Antero Midstream Corp.	511,393	2,444,458
Equitrans Midstream Corp.#	350,886	2,838,668

		5,283,126

Poultry — 0.2%
Pilgrim’s Pride Corp.†	90,237	1,865,199
Sanderson Farms, Inc.	33,947	4,481,683

		6,346,882

Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	107,682	11,981,776

Printing-Commercial — 0.1%
Deluxe Corp.	72,490	1,691,192

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	75,324	3,028,025

Publishing-Newspapers — 0.5%
New York Times Co., Class A	247,510	9,709,817
TEGNA, Inc.	373,456	4,376,905

		14,086,722

Quarrying — 0.1%
Compass Minerals International, Inc.	58,340	2,810,821

Racetracks — 0.6%
Churchill Downs, Inc.	61,037	8,097,779
Penn National Gaming, Inc.†#	216,857	7,115,078

		15,212,857

Real Estate Investment Trusts — 9.1%
American Campus Communities, Inc.	236,578	7,641,469
Brixmor Property Group, Inc.	512,819	5,723,060
Camden Property Trust	166,721	15,266,642
CoreCivic, Inc.	205,054	2,466,800
CoreSite Realty Corp.	69,401	8,662,633
Corporate Office Properties Trust	192,938	4,817,662
Cousins Properties, Inc.	252,689	7,863,682
CyrusOne, Inc.	194,903	14,489,089
Douglas Emmett, Inc.	283,794	8,332,192
EastGroup Properties, Inc.	66,133	7,687,961
EPR Properties	135,085	4,264,633
First Industrial Realty Trust, Inc.	218,581	8,279,848
GEO Group, Inc.	208,806	2,501,496
Healthcare Realty Trust, Inc.	230,261	7,069,013
Highwoods Properties, Inc.	178,622	6,835,864
Hudson Pacific Properties, Inc.	266,804	6,448,653
JBG SMITH Properties	203,222	6,041,790
Kilroy Realty Corp.	167,924	9,591,819
Lamar Advertising Co., Class A	148,090	9,818,367
Life Storage, Inc.	80,320	7,829,594
Macerich Co.#	189,715	1,291,959
Mack-Cali Realty Corp.	155,912	2,371,421
Medical Properties Trust, Inc.	890,906	16,107,580

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
National Retail Properties, Inc.	295,519	$9,276,341
Omega Healthcare Investors, Inc.	376,207	11,715,086
Park Hotels & Resorts, Inc.	412,166	4,051,592
Pebblebrook Hotel Trust	224,920	3,072,407
Physicians Realty Trust	339,253	5,858,899
PotlatchDeltic Corp.	115,738	3,933,935
PS Business Parks, Inc.	34,485	4,608,575
Rayonier, Inc.	238,403	5,662,071
Sabra Health Care REIT, Inc.	353,432	4,757,195
Service Properties Trust	283,341	1,912,552
Spirit Realty Capital, Inc.	171,710	4,881,715
STORE Capital Corp.	367,891	7,115,012
Taubman Centers, Inc.	105,406	4,357,484
Urban Edge Properties	198,281	1,933,240
Weingarten Realty Investors	208,251	3,723,528

		248,262,859

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	88,730	9,085,952

Recreational Vehicles — 0.6%
Brunswick Corp.	140,451	7,726,210
Polaris, Inc.	99,006	8,647,184

		16,373,394

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	115,620	4,267,534
Avis Budget Group, Inc.†#	97,874	2,107,227

		6,374,761

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	64,424	5,787,208
Six Flags Entertainment Corp.	135,343	3,110,182

		8,897,390

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.#	273,459	2,504,884
Foot Locker, Inc.	184,295	5,104,972
Urban Outfitters, Inc.†	121,456	2,057,465

		9,667,321

Retail-Automobile — 0.1%
AutoNation, Inc.†	101,377	4,002,364

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.#	217,916	1,584,249

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	77,556	5,377,733

Retail-Convenience Store — 0.4%
Casey’s General Stores, Inc.	63,332	10,116,020

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	210,342	7,572,312
Ollie’s Bargain Outlet Holdings, Inc.†	94,157	8,610,658

		16,182,970

Retail-Home Furnishings — 0.6%
RH†	28,129	6,100,899
Williams-Sonoma, Inc.	133,629	11,119,269

		17,220,168

Retail-Misc./Diversified — 0.5%
Five Below, Inc.†	95,856	10,031,331
Sally Beauty Holdings, Inc.†	200,285	2,611,716

		12,643,047

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Pawn Shops — 0.2%
FirstCash, Inc.	73,483	$5,126,909

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	112,590	2,868,793

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	16,972	509,330

Retail-Restaurants — 1.3%
Brinker International, Inc.	64,344	1,695,464
Cheesecake Factory, Inc.#	70,701	1,518,658
Cracker Barrel Old Country Store, Inc.	41,425	4,437,860
Dunkin’ Brands Group, Inc.	142,636	9,110,161
Jack in the Box, Inc.	40,723	2,729,256
Papa John’s International, Inc.	37,953	2,956,159
Texas Roadhouse, Inc.	112,335	5,824,570
Wendy’s Co.	316,868	6,736,614

		35,008,742

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	109,497	3,948,462

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	400,419	3,047,189

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	804,665	8,086,883
Sterling Bancorp	347,874	4,278,850
Washington Federal, Inc.	134,893	3,488,333

		15,854,066

Schools — 0.5%
Adtalem Global Education, Inc.†	92,967	3,110,676
Graham Holdings Co., Class B	7,489	2,682,784
Grand Canyon Education, Inc.†	83,032	8,103,093

		13,896,553

Security Services — 0.1%
Brink’s Co.	86,131	3,453,853

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	99,516	7,212,920

Semiconductor Equipment — 1.3%
Cabot Microelectronics Corp.	50,110	7,258,935
MKS Instruments, Inc.	93,853	9,913,692
Teradyne, Inc.	288,528	19,337,147

		36,509,774

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	37,063	4,225,182

Steel-Producers — 1.1%
Carpenter Technology Corp.	82,162	1,920,126
Commercial Metals Co.	204,286	3,505,548
Reliance Steel & Aluminum Co.	114,767	11,132,399
Steel Dynamics, Inc.	370,956	9,852,591
United States Steel Corp.#	292,765	2,353,831

		28,764,495

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	217,088	1,884,324

Telecom Equipment-Fiber Optics — 0.5%
Ciena Corp.†	266,349	14,718,446

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	168,393	3,450,373

Television — 0.2%
AMC Networks, Inc., Class A†	75,885	2,145,269

Security Description	Shares/ Principal Amount	Value (Note 2)

Television (continued)
World Wrestling Entertainment, Inc., Class A	81,709	$3,780,675

		5,925,944

Theaters — 0.1%
Cinemark Holdings, Inc.	183,549	2,758,741

Tools-Hand Held — 0.3%
MSA Safety, Inc.	61,361	7,298,277

Toys — 0.2%
Mattel, Inc.†#	596,959	5,497,992

Transport-Equipment & Leasing — 0.1%
GATX Corp.	60,434	3,791,629

Transport-Marine — 0.2%
Kirby Corp.†	103,214	5,292,814

Transport-Services — 0.1%
Ryder System, Inc.	91,756	3,143,561

Transport-Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.#	211,544	8,802,346
Landstar System, Inc.	67,945	7,899,286
Werner Enterprises, Inc.	76,259	3,524,691
XPO Logistics, Inc.†	158,918	12,524,327

		32,750,650

Water — 0.6%
Essential Utilities, Inc.	371,626	16,262,354

Wire & Cable Products — 0.1%
Belden, Inc.	66,527	2,264,579

Wireless Equipment — 0.3%
InterDigital, Inc.	53,604	2,946,612
ViaSat, Inc.†	99,297	4,170,474

		7,117,086

Total Long-Term Investment Securities
(cost $2,328,802,633)		2,671,305,730

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2)	32,122,640	32,122,640

U.S. Government Treasuries— 0.4%
United States Cash Management Bills 0.12% due 09/15/2020(3)	$150,000	149,936
United States Treasury Bills 0.15% due 03/25/2021(3)	400,000	399,348
0.16% due 04/22/2021(3)	3,500,000	3,494,194
0.21% due 09/10/2020(3)	2,000,000	1,999,088
0.34% due 08/13/2020(3)	900,000	899,756
1.52% due 07/16/2020(3)	3,500,000	3,499,420
1.54% due 07/02/2020(3)	350,000	349,958

		10,791,700

Total Short-Term Investment Securities
(cost $42,908,245)		42,914,340

151

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $59,545,000 collateralized by $56,560,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $60,738,031 (cost $59,545,000)	$59,545,000	59,545,000

TOTAL INVESTMENTS
(cost $2,431,255,878)(4)	101.5%	2,773,765,070
Liabilities in excess of other assets	(1.5)	(39,651,037)

NET ASSETS	100.0%	$2,734,114,033

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2020, the Fund had loaned securities with a total value of $81,419,499. This was secured by collateral of $32,122,640, which was received in cash and subsequently invested in short-term investments currently valued at $32,122,640 as reported in the Portfolio of Investments. Additional collateral of $52,218,085 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$5,057,624
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	8,846,549
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046	660,863
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	969,166
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2020 to 11/15/2049	36,683,883

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
354	Long	S&P Mid Cap 400 E-Mini Index	June 2020	$59,449,676	$62,385,420	$2,935,744

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$2,671,305,730	$—	$—	$2,671,305,730
Short-Term Investment Securities:
Registered Investment Companies	32,122,640	—	—	32,122,640
U.S. Government Treasuries	—	10,791,700	—	10,791,700
Repurchase Agreements	—	59,545,000	—	59,545,000

Total Investments at Value	$2,703,428,370	$70,336,700	$—	$2,773,765,070

Other Financial Instruments:†

Futures Contracts	$2,935,744	$—	$—	$2,935,744

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

152

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Commercial Services — Finance	5.3%
Electronic Components — Semiconductors	4.5
Enterprise Software/Service	4.7
Medical Products	3.8
Semiconductor Equipment	3.2
Data Processing/Management	3.2
Computer Software	3.0
Real Estate Investment Trusts	2.9
Medical Labs & Testing Services	2.8
Insurance — Property/Casualty	2.5
Electronic Measurement Instruments	2.2
Computer Services	2.1
Entertainment Software	2.1
Insurance Brokers	2.0
Web Hosting/Design	1.9
Consulting Services	1.9
Instruments — Scientific	1.9
Medical Instruments	1.8
Short-Term Investment Securities	1.8
Retail — Restaurants	1.7
Telecommunication Equipment	1.7
Electronic Connectors	1.7
Medical — Drugs	1.6
Electronic Components — Misc.	1.6
Dental Supplies & Equipment	1.3
Drug Delivery Systems	1.3
Commercial Services	1.2
Investment Management/Advisor Services	1.1
Retail — Apparel/Shoe	1.1
Distribution/Wholesale	1.0
Disposable Medical Products	1.0
Aerospace/Defense — Equipment	0.9
Aerospace/Defense	0.9
Machinery — General Industrial	0.9
Retail — Automobile	0.9
Finance — Investment Banker/Broker	0.8
Containers — Metal/Glass	0.8
Therapeutics	0.8
Veterinary Diagnostics	0.8
Internet Brokers	0.8
Apparel Manufacturers	0.8
Auction Houses/Art Dealers	0.7
Retail — Pet Food & Supplies	0.7
Diagnostic Kits	0.7
Hazardous Waste Disposal	0.7
Non-Hazardous Waste Disposal	0.7
E-Commerce/Products	0.7
Electric Products — Misc.	0.7
E-Commerce/Services	0.7
Computer Data Security	0.7
Retail — Discount	0.7
Food — Wholesale/Distribution	0.7
Metal Processors & Fabrication	0.6
Printing — Commercial	0.6
Chemicals — Diversified	0.6
Containers — Paper/Plastic	0.6
Transport — Rail	0.6
Audio/Video Products	0.6
Transport — Truck	0.6
Advertising Services	0.6
Food — Misc./Diversified	0.5
Building — Maintenance & Services	0.5
Retail — Floor Coverings	0.5
Rental Auto/Equipment	0.5
Medical — HMO	0.5
Cruise Lines	0.5
Real Estate Management/Services	0.5
Finance — Other Services	0.5
Airlines	0.4

Hotels/Motels	0.4
Building & Construction — Misc.	0.4
Finance — Credit Card	0.4
Food — Catering	0.4
Electronics — Military	0.4
Electric — Integrated	0.4
Decision Support Software	0.3
Banks — Commercial	0.3
Diversified Manufacturing Operations	0.3
Machinery — Pumps	0.3
Broadcast Services/Program	0.3
Registered Investment Companies	0.3
Auto/Truck Parts & Equipment — Original	0.3
Medical — Biomedical/Gene	0.2
Retail — Home Furnishings	0.1
Wire & Cable Products	0.1

100.1%

*	Calculated as a percentage of net assets

153

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advertising Services — 0.6%
Trade Desk, Inc., Class A†#	5,881	$1,832,284

Aerospace/Defense — 0.9%
Teledyne Technologies, Inc.†	7,509	2,809,267

Aerospace/Defense - Equipment — 0.9%
L3Harris Technologies, Inc.	14,725	2,936,901

Airlines — 0.4%
Ryanair Holdings PLC ADR†	19,348	1,388,606

Apparel Manufacturers — 0.8%
Gildan Activewear, Inc.	87,484	1,216,902
VF Corp.	21,970	1,232,517

		2,449,419

Auction Houses/Art Dealers — 0.7%
Ritchie Bros. Auctioneers, Inc.	54,653	2,364,835

Audio/Video Products — 0.6%
Dolby Laboratories, Inc., Class A	30,476	1,850,807

Auto/Truck Parts & Equipment - Original — 0.3%
Visteon Corp.†#	11,494	827,568

Banks - Commercial — 0.3%
SVB Financial Group†	4,938	1,060,436

Broadcast Services/Program — 0.3%
Liberty Media Corp. — Liberty Formula One, Series C†	26,823	929,417

Building & Construction - Misc. — 0.4%
Frontdoor, Inc.†	26,393	1,204,840

Building - Maintenance & Services — 0.5%
ServiceMaster Global Holdings, Inc.†	52,786	1,736,659

Chemicals - Diversified — 0.6%
FMC Corp.	19,829	1,951,372

Commercial Services — 1.2%
CoStar Group, Inc.†	3,625	2,380,900
Edenred	33,361	1,397,060

		3,777,960

Commercial Services - Finance — 5.3%
Equifax, Inc.	16,569	2,544,336
Euronet Worldwide, Inc.†	8,062	763,713
Global Payments, Inc.	23,489	4,216,041
IHS Markit, Ltd.	18,510	1,285,704
Repay Holdings Corp.†#	110,270	2,540,621
Square, Inc., Class A†	24,060	1,950,785
WEX, Inc.†	23,223	3,438,862

		16,740,062

Computer Data Security — 0.7%
Zscaler, Inc.†#	21,425	2,101,578

Computer Services — 2.1%
Amdocs, Ltd.	47,122	2,933,816
EPAM Systems, Inc.†	15,870	3,660,257

		6,594,073

Computer Software — 3.0%
Dynatrace, Inc.†	4,149	159,612
Slack Technologies, Inc., Class A†	40,880	1,432,844
Splunk, Inc.†	19,658	3,653,243
SS&C Technologies Holdings, Inc.	71,406	4,134,050

		9,379,749

Security Description	Shares	Value (Note 2)

Consulting Services — 1.9%
Booz Allen Hamilton Holding Corp.	32,305	$2,576,647
Verisk Analytics, Inc.	19,846	3,427,007

		6,003,654

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	39,585	2,590,047

Containers - Paper/Plastic — 0.6%
Sealed Air Corp.	58,210	1,868,541

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd.	28,033	1,454,072

Data Processing/Management — 3.2%
Broadridge Financial Solutions, Inc.	29,634	3,588,677
Fidelity National Information Services, Inc.	47,009	6,526,260

		10,114,937

Decision Support Software — 0.3%
MSCI, Inc.	3,235	1,063,830

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	10,660	2,618,309
DENTSPLY SIRONA, Inc.	30,224	1,406,021

		4,024,330

Diagnostic Kits — 0.7%
IDEXX Laboratories, Inc.†	7,465	2,305,789

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	6,402	1,277,967
Teleflex, Inc.	4,872	1,767,854

		3,045,821

Distribution/Wholesale — 1.0%
Ferguson PLC	14,883	1,175,553
IAA, Inc.†	48,905	2,005,105

		3,180,658

Diversified Manufacturing Operations — 0.3%
Carlisle Cos., Inc.	8,128	974,222

Drug Delivery Systems — 1.3%
DexCom, Inc.†	10,621	4,018,031

E-Commerce/Products — 0.7%
Wayfair, Inc., Class A†#	13,079	2,243,702

Electric Products - Misc. — 0.7%
AMETEK, Inc.	24,348	2,232,955

Electric - Integrated — 0.4%
Alliant Energy Corp.	23,898	1,179,605

Electronic Components - Misc. — 1.6%
Flex, Ltd.†	172,800	1,677,888
Sensata Technologies Holding PLC†	90,606	3,230,104

		4,907,992

Electronic Components - Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	43,660	2,348,908
IPG Photonics Corp.†	6,220	966,588
Microchip Technology, Inc.#	47,249	4,536,849
Monolithic Power Systems, Inc.	10,502	2,202,794
ON Semiconductor Corp.†	133,138	2,195,446
Xilinx, Inc.	19,665	1,808,197

		14,058,782

154

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 1.7%
TE Connectivity, Ltd.	64,979	$5,279,544

Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	15,134	1,333,911
Keysight Technologies, Inc.†	16,030	1,733,324
National Instruments Corp.	60,076	2,326,142
Trimble, Inc.†	35,507	1,389,034

		6,782,411

Electronics - Military — 0.4%
Mercury Systems, Inc.†	13,260	1,184,781

Enterprise Software/Service — 4.7%
Atlassian Corp. PLC, Class A†	28,987	5,371,291
Ceridian HCM Holding, Inc.†	29,105	2,004,461
Clarivate PLC†	67,815	1,552,285
Constellation Software, Inc.	5,181	5,889,486

		14,817,523

Entertainment Software — 2.1%
Take-Two Interactive Software, Inc.†	22,005	2,996,421
Zynga, Inc., Class A†	381,772	3,493,214

		6,489,635

Finance - Credit Card — 0.4%
Discover Financial Services	25,320	1,202,953

Finance - Investment Banker/Broker — 0.8%
Tradeweb Markets, Inc.	40,510	2,672,040

Finance - Other Services — 0.5%
Cboe Global Markets, Inc.	13,579	1,445,620

Food - Catering — 0.4%
Aramark	45,984	1,190,526

Food - Misc./Diversified — 0.5%
Lamb Weston Holdings, Inc.	28,985	1,740,839

Food - Wholesale/Distribution — 0.7%
Grocery Outlet Holding Corp.†	56,390	2,075,716

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	38,360	2,278,200

Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A	22,470	1,237,872

Instruments - Scientific — 1.9%
PerkinElmer, Inc.	39,278	3,946,261
Waters Corp.†	10,225	2,043,466

		5,989,727

Insurance Brokers — 2.0%
Aon PLC, Class A	20,125	3,963,619
Willis Towers Watson PLC	11,282	2,289,118

		6,252,737

Insurance - Property/Casualty — 2.5%
Intact Financial Corp.	32,362	3,089,415
James River Group Holdings, Ltd.	57,855	2,237,253
WR Berkley Corp.	46,051	2,668,655

		7,995,323

Internet Brokers — 0.8%
TD Ameritrade Holding Corp.	67,417	2,512,632

Investment Management/Advisor Services — 1.1%
LPL Financial Holdings, Inc.	49,092	3,504,678

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.9%
Middleby Corp.†	11,741	$799,562
Westinghouse Air Brake Technologies Corp.	32,617	1,991,920

		2,791,482

Machinery - Pumps — 0.3%
Ingersoll Rand, Inc.†	33,521	945,292

Medical Instruments — 1.8%
Boston Scientific Corp.†	101,097	3,840,675
Edwards Lifesciences Corp.†	8,137	1,828,547

		5,669,222

Medical Labs & Testing Services — 2.8%
Catalent, Inc.†	76,900	5,977,437
IQVIA Holdings, Inc.†	19,021	2,844,020

		8,821,457

Medical Products — 3.8%
Cooper Cos., Inc.	16,945	5,371,226
Haemonetics Corp.†	17,360	1,904,045
STERIS PLC	21,235	3,522,674
Varian Medical Systems, Inc.†	8,925	1,083,406

		11,881,351

Medical - Biomedical/Gene — 0.2%
Ascendis Pharma A/S ADR†	718	104,462
Immunomedics, Inc.†	18,270	613,689

		718,151

Medical - Drugs — 1.6%
Bristol-Myers Squibb Co.	16,783	1,002,281
Horizon Therapeutics PLC†	49,185	2,495,155
PRA Health Sciences, Inc.†	14,100	1,459,350

		4,956,786

Medical - HMO — 0.5%
Molina Healthcare, Inc.†	8,565	1,591,548

Metal Processors & Fabrication — 0.6%
Rexnord Corp.	68,378	2,058,178

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.	23,981	2,255,173

Printing - Commercial — 0.6%
Cimpress PLC†#	21,899	1,973,757

Real Estate Investment Trusts — 2.9%
Crown Castle International Corp.	27,509	4,735,949
Lamar Advertising Co., Class A	46,752	3,099,658
Terreno Realty Corp.	23,855	1,221,137

		9,056,744

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	32,956	1,449,405

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	11,541	1,602,929

Retail - Apparel/Shoe — 1.1%
Lululemon Athletica, Inc.†	11,240	3,373,068

Retail - Automobile — 0.9%
CarMax, Inc.†#	30,615	2,695,651

Retail - Discount — 0.7%
Dollar Tree, Inc.†	21,423	2,096,669

155

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Floor Coverings — 0.5%
Floor & Decor Holdings, Inc., Class A†	32,601	$1,695,252

Retail - Home Furnishings — 0.1%
Williams-Sonoma, Inc.#	5,415	450,582

Retail - Pet Food & Supplies — 0.7%
Freshpet, Inc.†	30,515	2,355,148

Retail - Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	3,145	3,157,297
Dunkin’ Brands Group, Inc.	35,716	2,281,181

		5,438,478

Semiconductor Equipment — 3.2%
Entegris, Inc.	29,765	1,782,328
KLA Corp.	19,812	3,486,119
Lam Research Corp.	18,186	4,976,963

		10,245,410

Telecommunication Equipment — 1.7%
NICE, Ltd., ADR†#	28,668	5,336,262

Therapeutics — 0.8%
Neurocrine Biosciences, Inc.†	11,263	1,405,172
Sarepta Therapeutics, Inc.†	7,463	1,136,391

		2,541,563

Transport - Rail — 0.6%
Kansas City Southern	12,400	1,866,448

Transport - Truck — 0.6%
XPO Logistics, Inc.†#	23,328	1,838,480

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	118,106	2,528,649

Web Hosting/Design — 1.9%
GoDaddy, Inc., Class A†	50,795	3,923,914
Wix.com, Ltd.†	9,588	2,131,700

		6,055,614

Wire & Cable Products — 0.1%
Belden, Inc.	8,019	272,967

Total Common Stocks
(cost $213,520,945)		306,417,274

CONVERTIBLE PREFERRED SECURITIES — 0.7%
E-Commerce/Services — 0.7%
Airbnb, Inc., Series D†(1)(2) (cost $1,197,696)	29,418	2,192,524

Total Long-Term Investment Securities
(cost $214,718,641)		308,609,798

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 1.8%
Credit Agricole 0.04% due 06/01/2020	$5,600,000	5,599,960

Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	878,168	878,168

Total Short-Term Investment Securities
(cost $6,478,168)		6,478,128

TOTAL INVESTMENTS
(cost $221,196,809)(5)	100.1%	315,087,926
Liabilities in excess of other assets	(0.1)	(243,241)

NET ASSETS	100.0%	$314,844,685

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks

Airbnb, Inc. Series D	04/16/2014	29,418	$1,197,696	$2,192,524	$74.53	0.68%

(3)

At May 31, 2020, the Fund had loaned securities with a total value of $10,698,793. This was secured by collateral of $878,168, which was received in cash and subsequently invested in short-term investments currently valued at $878,168 as reported in the Portfolio of Investments. Additional collateral of $9,323,210 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$543,429
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	950,540
Government National Mtg. Assoc.	2.50%	09/20/2046	71,008
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	122,306
United States Treasury Notes/Bonds	0.13% to 8.75%	06/15/2020 to 11/15/2049	7,635,927

(4)	The rate shown is the 7-day yield as of May 31, 2020.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

156

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Commercial Services	$2,380,900	$1,397,060	**	$—	$3,777,960
Distribution/Wholesale	2,005,105	1,175,553	**	—	3,180,658
Other Industries	299,458,656	—		—	299,458,656
Convertible Preffered Securities:	—	—		2,192,524	2,192,524
Short-Term Investment Securities:
Commercial Paper	—	5,599,960		—	5,599,960
Registered Investment Companies	878,168	—		—	878,168

Total Investments at Value	$304,722,829	$8,172,573		$2,192,524	$315,087,926

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Securities
Balance as of 05/31/2019	$3,600,175
Accrued discounts	—
Accrued premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(1,407,651)
Net Purchases	—
Net Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 05/31/2020	$2,192,524

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2020 includes:

Convertible Preferred Securities
$(1,407,651)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2020.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

157

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	11.2%
Computers	10.5
E-Commerce/Products	9.9
Electronic Components — Semiconductors	8.6
Web Portals/ISP	7.7
Repurchase Agreements	6.1
Internet Content — Entertainment	5.8
Medical — Biomedical/Gene	5.5
Cable/Satellite TV	3.2
Commercial Services — Finance	2.3
Beverages — Non-alcoholic	2.1
Networking Products	1.9
Electronic Forms	1.8
Semiconductor Components — Integrated Circuits	1.7
Retail — Discount	1.5
Auto — Cars/Light Trucks	1.5
Semiconductor Equipment	1.4
Entertainment Software	1.3
E-Commerce/Services	1.3
Cellular Telecom	1.2
Computer Aided Design	1.2
Data Processing/Management	0.9
Retail — Restaurants	0.9
U.S. Government Treasuries	0.9
Computer Software	0.7
Food — Confectionery	0.7
Retail — Apparel/Shoe	0.7
Electric — Integrated	0.7
Medical Instruments	0.6
Transport — Rail	0.5
Commercial Services	0.5
Distribution/Wholesale	0.4
Retail — Drug Store	0.4
Food — Misc./Diversified	0.4
Drug Delivery Systems	0.3
Retail — Auto Parts	0.3
Enterprise Software/Service	0.3
Computer Services	0.3
Hotels/Motels	0.3
Consulting Services	0.3
Diagnostic Kits	0.3
Auto — Heavy Duty Trucks	0.2
Web Hosting/Design	0.2
Computers — Memory Devices	0.2
Medical Information Systems	0.2
Dental Supplies & Equipment	0.2
Broadcast Services/Program	0.2
Computer Data Security	0.2
E-Services/Consulting	0.2
Retail — Perfume & Cosmetics	0.1
Airlines	0.1

99.9%

*	Calculated as a percentage of net assets

158

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 92.9%
Airlines — 0.1%
United Airlines Holdings, Inc.†	17,342	$486,270

Applications Software — 11.2%
Intuit, Inc.	15,553	4,515,347
Microsoft Corp.	356,019	65,240,482

		69,755,829

Auto - Cars/Light Trucks — 1.5%
Tesla, Inc.†	10,993	9,179,155

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	20,682	1,527,572

Beverages - Non-alcoholic — 2.1%
Monster Beverage Corp.†	32,057	2,305,219
PepsiCo, Inc.	82,967	10,914,309

		13,219,528

Broadcast Services/Program — 0.2%
Fox Corp., Class A	20,588	600,552
Fox Corp., Class B	15,645	450,263

		1,050,815

Cable/Satellite TV — 3.2%
Charter Communications, Inc., Class A†	12,537	6,820,128
Comcast Corp., Class A	271,289	10,743,045
Liberty Global PLC, Class A†	10,841	230,263
Liberty Global PLC, Class C†	26,205	540,609
Sirius XM Holdings, Inc.#	263,548	1,533,849

		19,867,894

Cellular Telecom — 1.2%
T-Mobile US, Inc.†	73,785	7,381,451

Commercial Services — 0.5%
Cintas Corp.	6,195	1,536,112
CoStar Group, Inc.†	2,188	1,437,079

		2,973,191

Commercial Services - Finance — 2.3%
Automatic Data Processing, Inc.	25,779	3,776,366
PayPal Holdings, Inc.†	70,035	10,856,125

		14,632,491

Computer Aided Design — 1.2%
ANSYS, Inc.†	5,130	1,451,790
Autodesk, Inc.†	13,111	2,758,292
Cadence Design Systems, Inc.†	16,728	1,527,099
Synopsys, Inc.†	8,970	1,622,763

		7,359,944

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	8,686	952,594

Computer Services — 0.3%
Cognizant Technology Solutions Corp., Class A	32,758	1,736,174

Computer Software — 0.7%
Citrix Systems, Inc.	7,306	1,082,165
Splunk, Inc.†	9,313	1,730,728
Zoom Video Communications, Inc., Class A†	10,004	1,795,518

		4,608,411

Computers — 10.5%
Apple, Inc.	204,805	65,115,702

Computers - Memory Devices — 0.2%
NetApp, Inc.	13,206	588,195
Western Digital Corp.	17,849	791,960

		1,380,155

Security Description	Shares	Value (Note 2)

Consulting Services — 0.3%
Verisk Analytics, Inc.	9,737	$1,681,385

Data Processing/Management — 0.9%
Fiserv, Inc.†	40,548	4,329,310
Paychex, Inc.	21,399	1,546,720

		5,876,030

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,702	1,154,905

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	5,095	1,573,744

Distribution/Wholesale — 0.4%
Copart, Inc.†	13,954	1,247,348
Fastenal Co.	34,296	1,415,053

		2,662,401

Drug Delivery Systems — 0.3%
DexCom, Inc.†	5,469	2,068,977

E-Commerce/Products — 9.9%
Amazon.com, Inc.†	23,301	56,909,663
eBay, Inc.	41,846	1,905,667
JD.com, Inc. ADR†	55,344	3,006,840

		61,822,170

E-Commerce/Services — 1.3%
Booking Holdings, Inc.†	2,452	4,019,858
Expedia Group, Inc.	8,029	638,145
MercadoLibre, Inc.†	2,968	2,527,756
Trip.com Group, Ltd . ADR†	31,226	829,675

		8,015,434

E-Services/Consulting — 0.2%
CDW Corp.	8,525	945,508

Electric - Integrated — 0.7%
Exelon Corp.	58,175	2,228,684
Xcel Energy, Inc.	31,327	2,037,195

		4,265,879

Electronic Components - Semiconductors — 8.6%
Advanced Micro Devices, Inc.†	69,838	3,757,284
Broadcom, Inc.	23,851	6,947,081
Intel Corp.	255,371	16,070,497
Microchip Technology, Inc.#	14,302	1,373,278
Micron Technology, Inc.†	66,328	3,177,775
NVIDIA Corp.	36,541	12,972,786
Skyworks Solutions, Inc.	10,160	1,204,366
Texas Instruments, Inc.	55,766	6,621,655
Xilinx, Inc.	14,858	1,366,193

		53,490,915

Electronic Forms — 1.8%
Adobe, Inc.†	28,855	11,155,343

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	9,971	1,828,981

Entertainment Software — 1.3%
Activision Blizzard, Inc.	45,929	3,305,970
Electronic Arts, Inc.†	17,296	2,125,333
NetEase, Inc. ADR	4,356	1,667,912
Take-Two Interactive Software, Inc.†	6,772	922,143

		8,021,358

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	85,558	4,459,283

159

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 0.4%
Kraft Heinz Co.	72,927	$2,222,086

Hotels/Motels — 0.3%
Marriott International, Inc., Class A	19,358	1,713,183

Internet Content - Entertainment — 5.8%
Facebook, Inc., Class A†	112,607	25,346,710
Netflix, Inc.†	26,200	10,996,926

		36,343,636

Medical Information Systems — 0.2%
Cerner Corp.	18,625	1,357,762

Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	6,925	4,016,708

Medical - Biomedical/Gene — 5.5%
Alexion Pharmaceuticals, Inc.†	13,219	1,584,958
Amgen, Inc.	35,216	8,089,115
Biogen, Inc.†	10,393	3,191,586
BioMarin Pharmaceutical, Inc.†	10,743	1,144,666
Gilead Sciences, Inc.	75,449	5,872,196
Illumina, Inc.†	8,777	3,186,490
Incyte Corp.†	12,943	1,319,021
Regeneron Pharmaceuticals, Inc.†	6,459	3,958,140
Seattle Genetics, Inc.†	10,285	1,616,905
Vertex Pharmaceuticals, Inc.†	15,480	4,457,621

		34,420,698

Networking Products — 1.9%
Cisco Systems, Inc.	253,214	12,108,693

Retail - Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	7,364	2,209,899
Ross Stores, Inc.	21,428	2,077,659

		4,287,558

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,472	1,865,897

Retail - Discount — 1.5%
Costco Wholesale Corp.	26,376	8,136,205
Dollar Tree, Inc.†	14,131	1,383,001

		9,519,206

Retail - Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	52,893	2,271,225

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	3,413	832,806

Retail - Restaurants — 0.9%
Starbucks Corp.	70,079	5,465,461

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	21,986	2,483,319
Maxim Integrated Products, Inc.	16,085	927,783
NXP Semiconductors NV	16,703	1,605,158
QUALCOMM, Inc.	68,249	5,519,979

		10,536,239

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	54,830	3,080,349
ASML Holding NV	4,415	1,454,787
KLA Corp.	9,361	1,647,162
Lam Research Corp.	8,690	2,378,192

		8,560,490

Transport - Rail — 0.5%
CSX Corp.	46,204	3,307,282

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
VeriSign, Inc.†	6,951	$1,522,338

Web Portals/ISP — 7.7%
Alphabet, Inc., Class A†	16,106	23,088,273
Alphabet, Inc., Class C†	15,960	22,805,563
Baidu, Inc. ADR†	16,509	1,759,034

		47,652,870

Total Long-Term Investment Securities
(cost $211,170,007)		578,253,627

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2)	191,880	191,880

U.S. Government Treasuries — 0.9%
United States Treasury Bills
0.11% due 12/31/2020(3)	$150,000	149,846
0.15% due 04/22/2021(3)	3,500,000	3,494,194
0.22% due 09/10/2020(3)	250,000	249,886
0.34% due 08/13/2020(3)	100,000	99,973
1.57% due 06/25/2020(3)	1,200,000	1,199,906

		5,193,805

Total Short-Term Investment Securities
(cost $5,385,664)		5,385,685

REPURCHASE AGREEMENTS — 6.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount $38,345,000 collateralized by $36,425,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $39,115,678 (cost $38,345,000)	38,345,000	38,345,000

TOTAL INVESTMENTS
(cost $254,900,671)(4)	99.9%	621,984,312
Other assets less liabilities	0.1	534,528

NET ASSETS	100.0%	$622,518,840

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $305,885. This was secured by collateral of $191,880, which was received in cash and subsequently invested in short-term investments currently valued at $191,880 as reported in the Portfolio of Investments. Additional collateral of $116,570 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.25% to 6.25%	06/15/2020 to 11/15/2048	$116,570

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

160

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation/ (Depreciation)
232	Long	NASDAQ 100 E-Mini Index	June 2020	$39,980,572	$44,359,560	$4,378,988

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$578,253,627	$—	$—	$578,253,627
Short-Term Investment Securities:
Registered Investment Companies	191,880	—	—	191,880
U.S. Government Treasuries	—	5,193,805	—	5,193,805
Repurchase Agreements	—	38,345,000	—	38,345,000

Total Investments at Value	$578,445,507	$43,538,805	$—	$621,984,312

Other Financial Instruments:†

Futures Contracts	$4,378,988	$—	$—	$4,378,988

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

161

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	10.9%
Applications Software	10.5
E-Commerce/Products	7.9
Internet Content — Entertainment	7.3
Commercial Services — Finance	7.0
Computer Software	6.6
Web Portals/ISP	5.9
E-Commerce/Services	5.7
Enterprise Software/Service	4.7
Semiconductor Equipment	4.1
Registered Investment Companies	2.6
Entertainment Software	2.6
Finance — Credit Card	2.4
Computer Data Security	2.1
Computers	2.0
Retail — Apparel/Shoe	1.9
Semiconductor Components — Integrated Circuits	1.8
Computers — Memory Devices	1.7
Internet Application Software	1.3
Communications Software	0.9
Internet Content — Information/News	0.9
Data Processing/Management	0.9
Computer Services	0.7
Exchange — Traded Funds	0.6
Web Hosting/Design	0.6
Medical Instruments	0.5
Electronic Forms	0.5
Computers — Other	0.5
Electronic Components — Misc.	0.4
Aerospace/Defense	0.3
Auto — Cars/Light Trucks	0.3
Computer Aided Design	0.3
Internet Security	0.3
Wireless Equipment	0.3
Repurchase Agreements	0.2
Consulting Services	0.2
Electronic Measurement Instruments	0.2
Pharmacy Services	0.2
Publishing — Newspapers	0.1
Networking Products	0.1
Transport — Services	0.1
Industrial Automated/Robotic	0.1
Electronic Connectors	0.1
IT Services	0.1
Machinery — Electrical	0.1

98.5%

*	Calculated as a percentage of net assets

162

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.6%
Aerospace/Defense — 0.3%
Boeing Co.	37,877	$5,524,360

Applications Software — 10.5%
Elastic NV†	17,250	1,482,120
HubSpot, Inc.†	23,470	4,692,592
Intuit, Inc.	16,621	4,825,409
Microsoft Corp.	531,997	97,488,450
salesforce.com, Inc.†	247,901	43,330,616
ServiceNow, Inc.†	35,102	13,617,119
TeamViewer AG†	88,902	4,529,009

		169,965,315

Auto-Cars/Light Trucks — 0.2%
Tesla, Inc.†	4,430	3,699,050

Commercial Services-Finance — 7.0%
Adyen NV†*	1,575	2,072,087
Equifax, Inc.	29,996	4,606,186
FleetCor Technologies, Inc.†	41,120	10,024,645
Global Payments, Inc.	207,606	37,263,201
PayPal Holdings, Inc.†	267,635	41,486,101
Square, Inc., Class A†	145,149	11,768,681
WEX, Inc.†	46,458	6,879,501

		114,100,402

Communications Software — 0.9%
RingCentral, Inc., Class A†#	54,430	14,927,427

Computer Aided Design — 0.3%
Autodesk, Inc.†	6,595	1,387,456
Synopsys, Inc.†	20,453	3,700,152

		5,087,608

Computer Data Security — 2.1%
Crowdstrike Holdings, Inc., Class A†	212,720	18,678,943
Fortinet, Inc.†	7,522	1,047,063
Zscaler, Inc.†#	145,045	14,227,464

		33,953,470

Computer Services — 0.7%
DXC Technology Co.	53,995	767,269
EPAM Systems, Inc.†	10,565	2,436,712
Genpact, Ltd.	216,455	7,781,557

		10,985,538

Computer Software — 6.6%
Akamai Technologies, Inc.†	7,085	749,593
Citrix Systems, Inc.	48,938	7,248,696
Datadog, Inc., Class A†	31,005	2,209,726
MongoDB, Inc.†#	133,460	30,977,401
Slack Technologies, Inc., Class A†	228,936	8,024,207
Splunk, Inc.†	89,475	16,628,034
Twilio, Inc., Class A†#	161,115	31,836,324
Zoom Video Communications, Inc., Class A†	51,220	9,192,966

		106,866,947

Computers — 2.0%
Apple, Inc.	103,510	32,909,969

Computers-Memory Devices — 1.7%
NetApp, Inc.	53,740	2,393,580
Pure Storage, Inc., Class A†	1,400,296	24,659,212

		27,052,792

Computers-Other — 0.5%
Lumentum Holdings, Inc.†	100,260	7,351,063

Consulting Services — 0.2%
Verisk Analytics, Inc.	16,365	2,825,908

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.9%
DocuSign, Inc.†	10,620	$1,484,039
Fidelity National Information Services, Inc.	45,715	6,346,614
Fiserv, Inc.†	62,490	6,672,057

		14,502,710

E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	115,671	23,989,009
Amazon.com, Inc.†	39,237	95,831,272
Etsy, Inc.†	79,587	6,444,955
JD.com, Inc. ADR†	26,635	1,447,079

		127,712,315

E-Commerce/Services — 5.6%
58.com, Inc. ADR†	374,257	17,968,079
Booking Holdings, Inc.†	21,558	35,342,616
Expedia Group, Inc.	8,245	655,313
GrubHub, Inc.†	7,130	404,556
Match Group, Inc.†#	24,069	2,143,104
Tongcheng-Elong Holdings, Ltd.†	1,927,600	3,472,468
Trainline PLC†*	409,590	2,479,890
Trip.com Group, Ltd . ADR†	906,132	24,075,927
Uber Technologies, Inc.†	124,321	4,515,339

		91,057,292

Electronic Components-Misc. — 0.4%
Flex, Ltd.†	744,274	7,226,901

Electronic Components-Semiconductors — 10.9%
Advanced Micro Devices, Inc.†	579,735	31,189,743
Cree, Inc.†	42,745	2,252,234
Intel Corp.	56,640	3,564,355
IPG Photonics Corp.†	8,995	1,397,823
Lattice Semiconductor Corp.†	286,920	7,135,701
Marvell Technology Group, Ltd.	552,236	18,013,938
Microchip Technology, Inc.	26,765	2,569,975
Micron Technology, Inc.†	743,586	35,625,205
NVIDIA Corp.	81,338	28,876,617
Qorvo, Inc.†	21,000	2,199,540
Samsung Electronics Co., Ltd.	666,855	27,379,933
SK Hynix, Inc.	91,155	6,018,788
Skyworks Solutions, Inc.	36,465	4,322,561
STMicroelectronics NV (Euronext Paris)	40,240	994,541
STMicroelectronics NV#	182,950	4,546,308

		176,087,262

Electronic Connectors — 0.1%
Amphenol Corp., Class A	11,020	1,064,091

Electronic Forms — 0.5%
Adobe, Inc.†	19,718	7,622,979

Electronic Measurement Instruments — 0.2%
Koh Young Technology, Inc.	25,228	1,908,670
Roper Technologies, Inc.	2,070	815,166

		2,723,836

Enterprise Software/Service — 4.7%
Alteryx, Inc., Class A†#	63,515	9,142,349
Atlassian Corp. PLC, Class A†	61,810	11,453,393
Guidewire Software, Inc.†	80,306	8,237,790
Paycom Software, Inc.†	39,880	11,853,532
SVMK, Inc.†	199,097	4,011,805
Veeva Systems, Inc., Class A†	52,200	11,425,014
Workday, Inc., Class A†	109,701	20,122,454

		76,246,337

163

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 2.6%
Activision Blizzard, Inc.	105,540	$7,596,769
Electronic Arts, Inc.†	10,920	1,341,850
Mail.Ru Group, Ltd. GDR†	746,579	13,364,795
NetEase, Inc. ADR	8,170	3,128,293
Nexon Co., Ltd.	168,300	3,509,018
Take-Two Interactive Software, Inc.†	48,015	6,538,203
Zynga, Inc., Class A†	672,850	6,156,577

		41,635,505

Finance-Credit Card — 2.4%
Mastercard, Inc., Class A	46,815	14,086,165
Visa, Inc., Class A	123,477	24,107,650

		38,193,815

Industrial Automated/Robotic — 0.1%
Cognex Corp.	25,330	1,437,224

Internet Application Software — 1.3%
Okta, Inc.†	111,870	21,879,535

Internet Content-Entertainment — 7.3%
Facebook, Inc., Class A†	461,533	103,886,463
Netflix, Inc.†	30,995	13,009,531
Snap, Inc., Class A†	118,209	2,238,879

		119,134,873

Internet Content-Information/News — 0.9%
Naspers, Ltd., Class N	50,766	8,072,103
Tencent Holdings, Ltd.	80,071	4,267,899
Tencent Music Entertainment Group ADR†	174,831	2,258,817

		14,598,819

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,605	667,357

Internet Security — 0.3%
Palo Alto Networks, Inc.†	5,805	1,365,742
Proofpoint, Inc.†	29,495	3,429,384

		4,795,126

Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†#	120,405	966,852

Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	14,584	8,459,157

Networking Products — 0.1%
Cisco Systems, Inc.	16,020	766,077
Telefonaktiebolaget LM Ericsson ADR	153,280	1,400,979

		2,167,056

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Class A†(1)(2)	49,774	970,250

Publishing-Newspapers — 0.1%
News Corp., Class A	191,022	2,340,019

Real Estate Investment Trusts — 0.0%
Equinix, Inc.	1,045	729,023

Retail-Apparel/Shoe — 1.9%
Zalando SE†*	465,530	31,330,658

Semiconductor Components-Integrated Circuits — 1.8%
Maxim Integrated Products, Inc.	175,848	10,142,913
QUALCOMM, Inc.	181,954	14,716,439
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	94,135	4,737,815

		29,597,167

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 4.1%
Applied Materials, Inc.	192,281	$10,802,347
ASML Holding NV	13,300	4,382,483
BE Semiconductor Industries NV	114,026	4,370,717
FormFactor, Inc.†	166,906	4,201,024
Globalwafers Co., Ltd.	269,000	3,243,752
KLA Corp.	91,715	16,138,171
Lam Research Corp.	40,425	11,063,110
Teradyne, Inc.	85,173	5,708,294
Tokyo Electron, Ltd.	35,221	7,040,933

		66,950,831

Web Hosting/Design — 0.6%
Shopify, Inc., Class A†	4,650	3,523,770
Wix.com, Ltd.†	25,205	5,603,828

		9,127,598

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	15,146	21,712,094
Alphabet, Inc., Class C†	43,019	61,470,710
Baidu, Inc. ADR†	40,337	4,297,907
NAVER Corp.	48,122	8,807,417

		96,288,128

Wireless Equipment — 0.3%
Motorola Solutions, Inc.	4,765	644,848
Samsung SDI Co., Ltd.	13,525	3,934,383

		4,579,231

Total Common Stocks
(cost $1,164,810,491)		1,535,341,796

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Auto-Cars/Light Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	1,637,025

E-Commerce/Services — 0.1%
Airbnb, Inc. Series E†(1)(2)	26,943	2,008,062
Xiaoju Kuaizhi, Inc. Series A-17†(1)(2)	11,731	442,139

		2,450,201

IT Services — 0.1%
Mesosphere, Inc. Series D†(1)(2)	151,129	981,915

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	61,401	1,196,896

Transport-Services — 0.1%
Waymo LLC Series A-2†(1)(2)	21,059	1,808,277

Total Convertible Preferred Securities
(cost $8,910,977)		8,074,314

EXCHANGE-TRADED FUNDS — 0.6%
Invesco QQQ Trust ETF, Series 1#	8,555	1,996,395
iShares S&P GSTI Technology Index Fund#	7,490	1,981,929
Technology Select Sector SPDR Fund	49,705	4,869,599

Total Exchange-Traded Funds
(cost $7,661,602)		8,847,923

Total Long-Term Investment Securities
(cost $1,181,383,070)		1,552,264,033

164

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(3)	502,637	$502,637
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	8,092,866	8,092,866
T. Rowe Price Government Reserve Fund 0.16%(3)	34,305,910	34,305,910

Total Short-Term Investment Securities
(cost $42,901,413)		42,901,413

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $3,874,000 collateralized by $3,645,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $3,952,190 (cost $3,874,000)	$3,874,000	3,874,000

TOTAL INVESTMENTS
(cost $1,228,158,483)(5)	98.5%	1,599,039,446
Other assets less liabilities	1.5	24,043,604

NET ASSETS	100.0%	$1,623,083,050

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $35,882,635 representing 2.2% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$970,250	$19.49	0.06%
Convertible Preferred Securities

Airbnb, Inc.,
Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,008,062	74.53	0.12

GM Cruise Holdings, LLC Class F	05/07/2019	89,700	1,637,025	1,637,025	18.25	0.10
JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	1,196,896	19.49	0.08
Mesophere, Inc., Series D	05/04/2018	151,129	1,670,656	981,915	6.50	0.06
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,808,277	85.87	0.11
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	11,731	321,737	442,139	37.69	0.03

				$9,044,564		0.56%

(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)

At May 31, 2020, the Fund had loaned securities with a total value of $51,962,144. This was secured by collateral of $8,092,866, which was received in cash and subsequently invested in short-term investments currently valued at $8,092,866 as reported in the Portfolio of Investments. Additional collateral of $40,574,364 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$2,626,535
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	4,594,208
Government National Mtg. Assoc.	2.50%	09/20/2046	343,201
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	502,525
United States Treasury Notes/Bonds	0.13% to 6.50%	06/15/2020 to 11/15/2049	32,507,895

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

GDR—Global Depositary Receipt

165

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Pharmacy Services	$—	$—		$970,250	$970,250
Other Industries	1,397,574,485	136,797,061	**	—	1,534,371,546
Convertible Preferred Securities	—	—		8,074,314	8,074,314
Exchange -Traded Funds	8,847,923	—		—	8,847,923
Short-Term Investment Securities	42,901,413	—		—	42,901,413
Repurchase Agreements	—	3,874,000		—	3,874,000

Total Investments at Value	$1,449,323,821	$140,671,061		$9,044,564	$1,599,039,446

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

166

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	17.6%
Medical Products	6.1
Computer Software	5.5
Enterprise Software/Service	4.7
Web Hosting/Design	4.4
Electronic Components — Semiconductors	4.2
Building & Construction Products — Misc.	2.9
Medical — Drugs	2.9
Repurchase Agreements	2.4
Registered Investment Companies	2.4
Medical — Outpatient/Home Medical	2.3
Computer Data Security	2.1
Schools	2.0
Electronic Components — Misc.	1.9
Food — Misc./Diversified	1.9
Electronics — Military	1.7
Consulting Services	1.7
Food — Baking	1.6
Commercial Services — Finance	1.5
Finance — Consumer Loans	1.5
Distribution/Wholesale	1.5
Instruments — Controls	1.4
Commercial Services	1.4
Communications Software	1.4
Educational Software	1.3
Semiconductor Equipment	1.3
Power Converter/Supply Equipment	1.2
Recreational Centers	1.2
Retail — Discount	1.2
Cosmetics & Toiletries	1.1
Firearms & Ammunition	1.0
Medical Labs & Testing Services	1.0
Health Care Cost Containment	1.0
Casino Services	1.0
Computer Services	0.9
Insurance Brokers	0.9
Water Treatment Systems	0.9
Medical Instruments	0.9
Building & Construction — Misc.	0.9
Electronic Measurement Instruments	0.9
Applications Software	0.9
Banks — Commercial	0.9
Medical Information Systems	0.8
Retail — Pawn Shops	0.8
Therapeutics	0.8
Retail — Restaurants	0.8
Transport — Services	0.8
Insurance — Reinsurance	0.7
Filtration/Separation Products	0.6
Banks — Mortgage	0.6
E-Commerce/Services	0.5
Building — Mobile Home/Manufactured Housing	0.5
Investment Management/Advisor Services	0.4
Steel Pipe & Tube	0.4
E-Marketing/Info	0.4

103.6%

*	Calculated as a percentage of net assets

167

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Applications Software — 0.9%
Five9, Inc.†	13,230	$1,378,566

Banks - Commercial — 0.9%
Western Alliance Bancorp	36,060	1,375,689

Banks - Mortgage — 0.6%
Walker & Dunlop, Inc.	23,060	933,930

Building & Construction Products - Misc. — 2.9%
Armstrong World Industries, Inc.	10,940	824,767
Simpson Manufacturing Co., Inc.	24,651	1,973,559
Trex Co., Inc.†#	16,070	1,930,328

		4,728,654

Building & Construction - Misc. — 0.9%
Frontdoor, Inc.†	32,320	1,475,408

Building - Mobile Home/Manufactured Housing — 0.5%
Skyline Champion Corp.†	29,290	727,564

Casino Services — 1.0%
Eldorado Resorts, Inc.†#	43,990	1,559,885

Commercial Services — 1.4%
LiveRamp Holdings, Inc.†	44,370	2,237,579

Commercial Services - Finance — 1.5%
Evo Payments, Inc., Class A†	81,320	1,800,425
Repay Holdings Corp.†	29,180	672,307

		2,472,732

Communications Software — 1.4%
Avaya Holdings Corp.†	151,060	2,205,476

Computer Data Security — 2.1%
Varonis Systems, Inc.†	40,280	3,399,229

Computer Services — 0.9%
WNS Holdings, Ltd. ADR†	31,350	1,515,459

Computer Software — 5.5%
Bandwidth, Inc., Class A†	49,140	5,447,169
Bill.com Holdings, Inc.†	5,830	406,001
Cornerstone OnDemand, Inc.†	21,420	827,883
Envestnet, Inc.†	29,050	2,109,321

		8,790,374

Consulting Services — 1.7%
FTI Consulting, Inc.†	22,010	2,651,325

Cosmetics & Toiletries — 1.1%
e.l.f. Beauty, Inc.†	100,540	1,723,256

Distribution/Wholesale — 1.5%
SiteOne Landscape Supply, Inc.†#	22,630	2,405,795

E-Commerce/Services — 0.5%
EverQuote, Inc., Class A†	16,090	867,573

E-Marketing/Info — 0.4%
Cardlytics, Inc.†#	8,270	563,104

Educational Software — 1.3%
Arco Platform, Ltd., Class A†	43,116	2,090,264

Electronic Components - Misc. — 1.9%
Advanced Energy Industries, Inc.†	44,820	2,995,321

Electronic Components - Semiconductors — 4.2%
Lattice Semiconductor Corp.†	118,810	2,954,805
MACOM Technology Solutions Holdings, Inc.†#	65,030	2,064,702
Silicon Laboratories, Inc.†	19,100	1,788,906

		6,808,413

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.9%
Itron, Inc.†	22,210	$1,430,768

Electronics - Military — 1.7%
Mercury Systems, Inc.†	29,810	2,663,523

Enterprise Software/Service — 4.7%
ACI Worldwide, Inc.†	88,190	2,432,280
Everbridge, Inc.†#	35,000	5,119,100

		7,551,380

Filtration/Separation Products — 0.6%
ESCO Technologies, Inc.	12,070	997,103

Finance - Consumer Loans — 1.5%
LendingTree, Inc.†#	2,650	689,053
PRA Group, Inc.†	51,020	1,740,802

		2,429,855

Firearms & Ammunition — 1.0%
Axon Enterprise, Inc.†	21,880	1,662,005

Food - Baking — 1.6%
Hostess Brands, Inc.†	216,790	2,617,739

Food - Misc./Diversified — 1.9%
BellRing Brands, Inc., Class A†	149,140	2,994,731

Health Care Cost Containment — 1.0%
HealthEquity, Inc.†	25,720	1,593,868

Instruments - Controls — 1.4%
Watts Water Technologies, Inc., Class A	26,910	2,237,836

Insurance Brokers — 0.9%
eHealth, Inc.†	11,600	1,512,872

Insurance - Reinsurance — 0.7%
Essent Group, Ltd.	32,520	1,074,786

Investment Management/Advisor Services — 0.4%
AssetMark Financial Holdings, Inc.†	26,400	704,880

Medical Information Systems — 0.8%
Health Catalyst, Inc.†	49,920	1,354,829

Medical Instruments — 0.9%
Silk Road Medical, Inc.†	39,150	1,498,270

Medical Labs & Testing Services — 1.0%
Teladoc Health, Inc.†	9,400	1,636,164

Medical Products — 6.1%
Hanger, Inc.†	49,020	900,007
Inspire Medical Systems, Inc.†	24,280	1,979,791
iRhythm Technologies, Inc.†#	22,830	2,837,997
Masimo Corp.†	7,160	1,719,761
Nevro Corp.†	18,070	2,269,592

		9,707,148

Medical - Biomedical/Gene — 17.6%
Amicus Therapeutics, Inc.†	180,637	2,253,447
Apellis Pharmaceuticals, Inc.†	50,500	1,701,345
Arcus Biosciences, Inc.†	25,320	793,782
Arena Pharmaceuticals, Inc.†	33,350	1,993,329
Ascendis Pharma A/S ADR†	11,390	1,657,131
Assembly Biosciences, Inc.†	35,940	700,471
Bluebird Bio, Inc.†	28,998	1,845,143
Blueprint Medicines Corp.†	23,172	1,509,424
Celyad SA ADR†	28,186	319,911
Constellation Pharmaceuticals, Inc.†	26,980	958,599
CytomX Therapeutics, Inc.†	94,730	839,308
Epizyme, Inc.†#	92,810	1,628,815
Equillium, Inc.†	61,960	213,762

168

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Fate Therapeutics, Inc.†	87,890	$2,850,273
Gossamer Bio, Inc.†#	62,470	759,011
Immunomedics, Inc.†	73,720	2,476,255
Iovance Biotherapeutics, Inc.†	72,468	2,325,498
Krystal Biotech, Inc.†	7,010	360,384
Mirati Therapeutics, Inc.†#	15,460	1,533,477
Sage Therapeutics, Inc.†	17,460	623,671
Twist Bioscience Corp.†#	23,020	873,609

		28,216,645

Medical - Drugs — 2.9%
Aimmune Therapeutics, Inc.†#	87,850	1,459,188
Kura Oncology, Inc.†	85,240	1,456,752
Myovant Sciences, Ltd.†	89,400	1,095,150
ORIC Pharmaceuticals, Inc.†#	24,460	709,829

		4,720,919

Medical - Outpatient/Home Medical — 2.3%
LHC Group, Inc.†	23,060	3,747,481

Power Converter/Supply Equipment — 1.2%
Generac Holdings, Inc.†	17,190	1,912,731

Recreational Centers — 1.2%
Planet Fitness, Inc., Class A†	29,440	1,902,707

Retail - Discount — 1.2%
BJ’s Wholesale Club Holdings, Inc.†	23,400	842,400
Ollie’s Bargain Outlet Holdings, Inc.†	11,040	1,009,608

		1,852,008

Retail - Pawn Shops — 0.8%
FirstCash, Inc.	19,250	1,343,073

Retail - Pet Food & Supplies — 0.0%
Freshpet, Inc.†	890	68,690

Retail - Restaurants — 0.8%
Denny’s Corp.†	15,770	171,026
Wingstop, Inc.	9,300	1,134,135

		1,305,161

Schools — 2.0%
Strategic Education, Inc.	18,860	3,199,222

Semiconductor Equipment — 1.3%
Cabot Microelectronics Corp.	14,030	2,032,386

Steel Pipe & Tube — 0.4%
Advanced Drainage Systems, Inc.	13,940	618,100

Therapeutics — 0.8%
GW Pharmaceuticals PLC ADR†#	10,760	1,320,790

Transport - Services — 0.8%
CryoPort, Inc.†#	49,990	1,228,254

Water Treatment Systems — 0.9%
Evoqua Water Technologies Corp.†	80,290	1,510,255

Web Hosting/Design — 4.4%
Q2 Holdings, Inc.†#	19,730	1,630,092
Wix.com, Ltd.†	24,290	5,400,396

		7,030,488

Total Long-Term Investment Securities
(cost $136,133,785)		158,582,263

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $3,803,386)	3,803,386	$3,803,386

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $3,847,000 and collateralized by $3,620,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $3,925,083 (cost $3,847,000)	$3,847,000	3,847,000

TOTAL INVESTMENTS
(cost $143,784,171)(3)	103.6%	166,232,649
Liabilities in excess of other assets	(3.6)	(5,705,945)

NET ASSETS	100.0%	$160,526,704

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At May 31, 2020, the Fund had loaned securities with a total value of $14,804,196. This was secured by collateral of $3,803,386, which was received in cash and subsequently invested in short-term investments currently valued at $3,803,386 as reported in the Portfolio of Investments. Additional collateral of $11,159,765 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$718,922
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	1,257,502
Government National Mtg. Assoc.	2.50%	09/20/2046	93,939
United States Treasury Notes/Bonds	0.13% to 6.50%	06/15/2020 to 11/15/2049	9,089,402

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

169

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$158,582,263	$—	$—	$158,582,263
Short-Term Investment Securities	3,803,386	—	—	3,803,386
Repurchase Agreements	—	3,847,000	—	3,847,000

Total Investments at Value	$162,385,649	$3,847,000	$—	$166,232,649

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

170

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	7.9%
Real Estate Investment Trusts	4.3
Medical — Biomedical/Gene	3.6
Distribution/Wholesale	2.9
Registered Investment Companies	2.6
Medical Labs & Testing Services	2.4
Insurance — Property/Casualty	2.4
Repurchase Agreements	2.4
Medical Products	2.4
Machinery — General Industrial	2.0
Enterprise Software/Service	2.0
Medical — Drugs	1.8
Electric — Integrated	1.8
Retail — Restaurants	1.7
Transport — Truck	1.7
Miscellaneous Manufacturing	1.6
Applications Software	1.6
Garden Products	1.6
Medical — HMO	1.6
Commercial Services	1.5
Retail — Discount	1.5
Building — Mobile Home/Manufactured Housing	1.4
Semiconductor Equipment	1.4
Electronic Components — Semiconductors	1.3
Computer Software	1.2
Chemicals — Specialty	1.2
Commercial Services — Finance	1.2
Electric Products — Misc.	1.2
Physical Therapy/Rehabilitation Centers	1.2
Investment Management/Advisor Services	1.1
Metal Processors & Fabrication	1.1
Oil Companies — Exploration & Production	1.1
Finance — Investment Banker/Broker	1.1
Chemicals — Diversified	0.9
Food — Wholesale/Distribution	0.9
Food — Misc./Diversified	0.9
Gas — Distribution	0.9
Disposable Medical Products	0.9
Tools — Hand Held	0.9
Machine Tools & Related Products	0.8
Medical — Outpatient/Home Medical	0.8
Recreational Vehicles	0.8
Real Estate Management/Services	0.8
Web Hosting/Design	0.8
Building & Construction Products — Misc.	0.7
Identification Systems	0.7
Multimedia	0.7
Computer Aided Design	0.6
Power Converter/Supply Equipment	0.6
Savings & Loans/Thrifts	0.6
Building & Construction — Misc.	0.6
Retail — Apparel/Shoe	0.6
Schools	0.6
Apparel Manufacturers	0.6
Instruments — Controls	0.6
Semiconductor Components — Integrated Circuits	0.6
Containers — Metal/Glass	0.5
Golf	0.5
Diagnostic Kits	0.5
Medical — Wholesale Drug Distribution	0.5
Brewery	0.5
Machinery — Pumps	0.5
Aerospace/Defense	0.5
Auto/Truck Parts & Equipment — Original	0.5
Water	0.4
Oil — Field Services	0.4
Finance — Consumer Loans	0.4
Cable/Satellite TV	0.4
Health Care Cost Containment	0.4

Recreational Centers	0.4%
Beverages — Non-alcoholic	0.4
Gold Mining	0.4
Retail — Convenience Store	0.4
Medical Instruments	0.4
Consulting Services	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Insurance — Reinsurance	0.3
Finance — Other Services	0.3
Electronic Measurement Instruments	0.3
Building — Maintenance & Services	0.3
Auto Repair Centers	0.3
Filtration/Separation Products	0.3
Retail — Home Furnishings	0.3
Machinery — Electrical	0.3
Insurance Brokers	0.3
E-Commerce/Services	0.2
Entertainment Software	0.2
Retail — Misc./Diversified	0.2
Internet Security	0.2
Diversified Manufacturing Operations	0.2
Theaters	0.2
Retail — Vision Service Center	0.2
Gambling (Non — Hotel)	0.2
Rental Auto/Equipment	0.2
Finance — Mortgage Loan/Banker	0.2
Transport — Services	0.2
Poultry	0.2
Oil Field Machinery & Equipment	0.2
Home Furnishings	0.2
Security Services	0.2
Computers — Integrated Systems	0.2
Food — Retail	0.2
Metal — Aluminum	0.2
Therapeutics	0.2
Medical — Generic Drugs	0.1
Aerospace/Defense — Equipment	0.1
Internet Application Software	0.1
Healthcare Safety Devices	0.1
Building — Residential/Commercial	0.1
Energy — Alternate Sources	0.1
Electronic Components — Misc.	0.1
Electronic Security Devices	0.1
Pharmacy Services	0.1
Specified Purpose Acquisitions	0.1
Metal — Copper	0.1
Footwear & Related Apparel	0.1
E-Commerce/Products	0.1
Computers — Other	0.1
Hazardous Waste Disposal	0.1
Computer Services	0.1
Diversified Minerals	0.1
Building Products — Doors & Windows	0.1
Wireless Equipment	0.1
Advanced Materials	0.1
Radio	0.1
Telecommunication Equipment	0.1
Building — Heavy Construction	0.1
Telephone — Integrated	0.1
Consumer Products — Misc.	0.1
Financial Guarantee Insurance	0.1
Building Products — Air & Heating	0.1
Printing — Commercial	0.1
Human Resources	0.1
Retail — Automobile	0.1
Audio/Video Products	0.1
Environmental Consulting & Engineering	0.1
Retail — Sporting Goods	0.1
Forestry	0.1
Housewares	0.1

171

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Building Products	0.1%
Real Estate Operations & Development	0.1
Diagnostic Equipment	0.1
Medical Information Systems	0.1
Auto — Cars/Light Trucks	0.1
Retail — Arts & Crafts	0.1
Building Products-Light Fixtures	0.1
Publishing-Newspapers	0.1

102.1%

*	Calculated as a percentage of net assets

172

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.†	7,500	$35,625
Haynes International, Inc.	7,795	177,960

		213,585

Advertising Sales — 0.0%
National CineMedia, Inc.	32,706	89,942

Advertising Services — 0.0%
Marchex, Inc., Class B†	40,000	62,000
Marin Software, Inc.†	13,571	20,357

		82,357

Aerospace/Defense — 0.5%
Kratos Defense & Security Solutions, Inc.†	9,200	170,660
Teledyne Technologies, Inc.†	2,960	1,107,395

		1,278,055

Aerospace/Defense - Equipment — 0.1%
Aerojet Rocketdyne Holdings, Inc.†	6,655	291,822
CPI Aerostructures, Inc.†	28,000	76,720

		368,542

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	80,000	98,400

Agricultural Operations — 0.0%
Alico, Inc.	2,860	91,777

Airlines — 0.0%
Mesa Air Group, Inc.†	24,600	79,950

Apparel Manufacturers — 0.6%
Carter’s, Inc.#	13,738	1,180,232
Delta Apparel, Inc.†	5,500	67,705
Superior Group of Cos., Inc.	9,500	95,095
Tandy Leather Factory, Inc.†	15,000	52,350
Vince Holding Corp.†	10,000	62,400

		1,457,782

Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	8,800	84,040

Applications Software — 1.4%
Descartes Systems Group, Inc.†	17,292	822,926
Five9, Inc.†	6,844	713,145
Medallia, Inc.†	35,022	990,422
PDF Solutions, Inc.†	13,840	236,111
RealPage, Inc.†	11,301	766,434
ServiceTitan, Inc.†(1)(2)	191	6,455
Toast, Inc.†(1)(2)	11	396
TransAct Technologies, Inc.	7,500	30,750

		3,566,639

Audio/Video Products — 0.1%
Emerson Radio Corp.†	10,000	7,350
Pixelworks, Inc.†	22,000	78,980
VOXX International Corp.†	20,000	95,400

		181,730

Auto Repair Centers — 0.3%
Monro, Inc.	13,225	728,698

Auto/Truck Parts & Equipment - Original — 0.5%
Gentherm, Inc.†	8,755	356,328
Meritor, Inc.†	25,400	517,652
Titan International, Inc.	55,400	68,142
Visteon Corp.†	3,930	282,960

		1,225,082

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	24,165	$882,989

Banks - Commercial — 7.9%
1st Constitution Bancorp	6,400	82,176
AmeriServ Financial, Inc.	22,000	65,340
Atlantic Capital Bancshares, Inc.†	9,208	104,971
Bank of Commerce Holdings	7,640	58,293
Bank of Princeton	2,051	42,353
BankUnited, Inc.	77,191	1,426,490
Bridge Bancorp, Inc.	7,900	168,270
C&F Financial Corp.	3,000	108,120
Cadence BanCorp	16,464	132,864
Capital Bancorp, Inc.†	8,000	91,040
CenterState Bank Corp.	18,965	299,647
Chemung Financial Corp.	2,600	65,832
Citizens Holding Co.	4,500	101,250
Codorus Valley Bancorp, Inc.	3,645	48,296
Colony Bankcorp, Inc.	7,500	95,400
Columbia Banking System, Inc.	6,369	155,149
Commerce Bancshares, Inc.#	29,550	1,883,222
CrossFirst Bankshares, Inc.†#	14,328	139,411
Cullen/Frost Bankers, Inc.	15,538	1,180,422
East West Bancorp, Inc.	10,400	363,480
Equity Bancshares, Inc., Class A†	7,500	122,325
Evans Bancorp, Inc.	2,900	70,876
FB Financial Corp.	13,356	315,335
First Bancshares, Inc.	9,044	191,642
First Financial Bancorp	62,477	830,319
First Hawaiian, Inc.	73,838	1,273,706
First Horizon National Corp.	115,230	1,077,401
First Internet Bancorp	5,000	80,400
First Northwest Bancorp	6,500	88,140
Grasshopper Bancorp, Inc†(1)(2)	5,208	38,539
Hawthorn Bancshares, Inc.	3,244	63,907
Heritage Commerce Corp.	23,379	190,071
Heritage Financial Corp.	9,600	182,400
Home BancShares, Inc.	41,200	596,164
IBERIABANK Corp.	16,390	695,100
Live Oak Bancshares, Inc.	12,094	163,753
Meridian Corp.†	6,900	104,811
Northeast Bank	6,500	111,540
Northrim BanCorp, Inc.	3,600	83,052
Ohio Valley Banc Corp.	4,000	100,200
Origin Bancorp, Inc.	11,071	230,941
Pacific Mercantile Bancorp†	16,000	60,800
Peoples Bancorp of North Carolina, Inc.	6,050	105,875
Pinnacle Financial Partners, Inc.	11,558	460,586
Popular, Inc.	4,000	157,960
Prosperity Bancshares, Inc.	6,600	431,574
SB One Bancorp	6,000	101,940
Seacoast Banking Corp. of Florida†	19,824	431,172
Shore Bancshares, Inc.	8,000	80,000
Signature Bank	14,899	1,533,256
South State Corp.	4,236	222,687
Sterling Bancorp, Inc.	14,534	41,422
Towne Bank	9,839	185,564
United Bancshares, Inc.	6,000	93,000
United Security Bancshares	12,055	73,897
Unity Bancorp, Inc.	8,000	114,480
Webster Financial Corp.	9,627	272,444
Western Alliance Bancorp	55,638	2,122,590
Wintrust Financial Corp.	24,490	1,037,396

		20,749,291

173

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Regional — 0.0%
Sound Bank (Non-Voting Shares)†(1)(2)	3,056	$16,044
Sound Bank (Voting Shares†(1)(2)	1,501	7,880

		23,924

Banks - Super Regional — 0.0%
Independent Bank Group, Inc.	1,647	62,388

Beverages - Non-alcoholic — 0.4%
Primo Water Corp.	91,809	1,104,462

Brewery — 0.5%
Boston Beer Co., Inc., Class A†#	2,377	1,342,363

Building & Construction Products - Misc. — 0.7%
Fortune Brands Home & Security, Inc.	23,510	1,433,170
Gibraltar Industries, Inc.†	11,355	499,733

		1,932,903

Building & Construction - Misc. — 0.6%
WillScot Corp.†#	114,048	1,521,400

Building Products - Air & Heating — 0.1%
SPX Corp.†	4,800	191,904

Building Products - Doors & Windows — 0.1%
PGT Innovations, Inc.†	16,009	217,882

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	20,000	122,800

Building Products - Wood — 0.0%
Stella-Jones, Inc.	4,100	99,757

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	121,275
Orion Group Holdings, Inc.†	31,100	81,793

		203,068

Building - Maintenance & Services — 0.3%
BrightView Holdings, Inc.†	7,132	97,637
Rentokil Initial PLC	85,426	526,406
ServiceMaster Global Holdings, Inc.†	3,800	125,020

		749,063

Building - Mobile Home/Manufactured Housing — 1.4%
Cavco Industries, Inc.†	1,400	266,266
Horizon Global Corp.†	35,000	56,700
LCI Industries	21,128	2,090,193
Skyline Champion Corp.†	12,402	308,066
Thor Industries, Inc.	11,899	1,025,694

		3,746,919

Building - Residential/Commercial — 0.1%
New Home Co., Inc.†	10,500	32,445
TRI Pointe Group, Inc.†	19,517	279,483

		311,928

Cable/Satellite TV — 0.4%
Cable One, Inc.	592	1,117,039

Cellular Telecom — 0.0%
NII Holdings, Inc.†(1)	3,000	6,510

Chemicals - Diversified — 0.9%
Quaker Chemical Corp.#	14,562	2,487,918

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	39,000	84,630

Chemicals - Plastics — 0.0%
China XD Plastics Co., Ltd†	20,000	18,122

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 1.2%
AgroFresh Solutions, Inc.†	61,800	$164,388
Element Solutions, Inc.†	33,140	360,894
GCP Applied Technologies, Inc.†	55,856	1,124,940
Minerals Technologies, Inc.	7,700	379,687
Oil-Dri Corp. of America	4,900	173,607
PQ Group Holdings, Inc.†	82,109	1,030,468

		3,233,984

Circuit Boards — 0.0%
IEC Electronics Corp.†	12,300	97,047

Coal — 0.0%
Ramaco Resources, Inc.†#	30,000	81,300

Commercial Services — 1.5%
Acacia Research Corp.†	40,000	103,600
CoreLogic, Inc.	27,896	1,382,526
HMS Holdings Corp.†	14,400	449,856
Morningstar, Inc.	10,914	1,673,334
nCino, Inc.†(1)(2)	4,283	93,155
Performant Financial Corp.†	50,000	30,000
ServiceSource International, Inc.†	55,000	88,550
Team, Inc.†#	14,000	69,020

		3,890,041

Commercial Services-Finance — 1.2%
Avalara, Inc.†	600	64,236
Clarivate Analytics PLC†	35,987	823,742
Euronet Worldwide, Inc.†	4,200	397,866
Evo Payments, Inc., Class A†	3,900	86,346
MoneyGram International, Inc.†#	47,000	114,680
PRGX Global, Inc.†	26,500	104,410
StoneCo, Ltd., Class A†	7,742	245,267
WEX, Inc.†	8,905	1,318,652

		3,155,199

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	15,700	1,658,548

Computer Services — 0.1%
ALJ Regional Holdings, Inc.†	40,000	26,000
Parsons Corp.†	4,943	200,982

		226,982

Computer Software — 1.1%
Bill.com Holdings, Inc.†#	14,031	977,119
Checkr, Inc.†(1)(2)	1,956	41,585
Computer Modelling Group, Ltd.	14,800	49,446
Envestnet, Inc.†	16,152	1,172,797
SS&C Technologies Holdings, Inc.	14,615	846,135

		3,087,082

Computers - Integrated Systems — 0.2%
Cubic Corp.	10,029	413,295

Computers - Memory Devices — 0.0%
Everspin Technologies, Inc.†#	10,000	58,900

Computers - Other — 0.1%
PlayAGS, Inc.†	45,000	234,450

Computers - Periphery Equipment — 0.0%
Key Tronic Corp.†	9,633	39,399

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	8,200	654,032
Franklin Covey Co.†	3,000	63,900
GP Strategies Corp.†	11,300	88,705
Hill International, Inc.†	30,000	44,100
Information Services Group, Inc.†	27,400	47,128

		897,865

174

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consumer Products - Misc. — 0.1%
Acme United Corp.	4,570	$97,753
Reynolds Consumer Products, Inc.	3,057	102,073

		199,826

Containers - Metal/Glass — 0.5%
Crown Holdings, Inc.†	21,763	1,423,953

Data Processing/Management — 0.0%
Innodata, Inc.†	52,600	71,536

Diagnostic Equipment — 0.1%
Adaptive Biotechnologies Corp.†	3,513	135,953

Diagnostic Kits — 0.5%
Quidel Corp.†	7,769	1,359,575

Disposable Medical Products — 0.9%
ICU Medical, Inc.†	10,987	2,193,225
Xtant Medical Holdings, Inc.†#	50,000	61,500

		2,254,725

Distribution/Wholesale — 2.9%
ADDvantage Technologies Group, Inc.†	25,000	46,000
Educational Development Corp.	16,000	132,160
Houston Wire & Cable Co.†	14,739	35,816
IAA, Inc.†	41,657	1,707,937
KAR Auction Services, Inc.	23,834	342,018
Pool Corp.	15,998	4,303,782
SiteOne Landscape Supply, Inc.†	10,226	1,087,126

		7,654,839

Diversified Manufacturing Operations — 0.2%
DIRTT Environmental Solutions†	78,000	102,180
Enerpac Tool Group Corp.	12,000	214,800
Federal Signal Corp.	6,400	186,496
LSB Industries, Inc.†	77,500	83,700

		587,176

Diversified Minerals — 0.1%
Covia Holdings Corp.†#	50,000	25,100
General Moly, Inc.†	125,000	23,050
Lundin Mining Corp.	38,196	175,882

		224,032

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	3,490	49,488

Diversified Operations/Commercial Services — 0.0%
Volt Information Sciences, Inc.†	14,393	12,523

E-Commerce/Products — 0.1%
US Auto Parts Network, Inc.†	28,000	195,160

E-Commerce/Services — 0.1%
A Place For Rover, Inc.†(1)(2)	513	2,373
Leaf Group, Ltd.†	63,000	171,990
Travelzoo†	11,000	67,320
Upwork, Inc.†	6,400	79,616

		321,299

E-Marketing/Info — 0.0%
Inuvo, Inc.†	100,000	42,840

Educational Software — 0.0%
Zovio, Inc.†	25,000	70,000

Electric Products-Misc. — 1.2%
Graham Corp.	5,800	66,352
Littelfuse, Inc.	2,600	422,474
nLight, Inc.†	51,318	1,106,416
Novanta, Inc.†	13,383	1,374,568
Ultralife Corp.†	12,300	102,705

		3,072,515

Security Description	Shares	Value (Note 2)

Electric - Integrated — 1.8%
MGE Energy, Inc.	1,894	$128,584
NorthWestern Corp.	31,421	1,889,030
PNM Resources, Inc.	22,338	911,837
Portland General Electric Co.	40,569	1,911,206

		4,840,657

Electronic Components - Misc. — 0.1%
Applied Optoelectronics, Inc.†#	5,000	44,150
Ballantyne Strong, Inc.†	14,000	23,240
Bel Fuse, Inc., Class B	6,000	56,220
IntriCon Corp.†	7,100	100,394
Sypris Solutions, Inc.†	24,000	16,776
ZAGG, Inc.†	20,000	59,700

		300,480

Electronic Components - Semiconductors — 1.3%
CTS Corp.	16,329	348,461
eMagin Corp.†	40,000	21,016
EMCORE Corp.†	25,700	77,871
GSI Technology, Inc.†	19,800	149,094
Inphi Corp.†	1,348	169,403
Intellicheck, Inc.†#	24,800	152,272
Lattice Semiconductor Corp.†	49,125	1,221,739
Monolithic Power Systems, Inc.	4,594	963,591
Semtech Corp.†	3,800	202,084

		3,305,531

Electronic Measurement Instruments — 0.3%
National Instruments Corp.	16,997	658,124
Stoneridge, Inc.†	8,500	174,930

		833,054

Electronic Security Devices — 0.1%
API Group Corp.†*	24,996	281,705
WidePoint Corp.†	70,000	39,900

		321,605

Energy - Alternate Sources — 0.1%
NextEra Energy Partners LP	6,100	311,771

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.#	25,000	41,000

Enterprise Software/Service — 1.9%
Blackbaud, Inc.	3,951	231,568
Ceridian HCM Holding, Inc.†	11,394	784,705
Coupa Software, Inc.†	1,297	295,080
Guidewire Software, Inc.†	14,678	1,505,669
Network-1 Technologies, Inc.	20,000	44,400
Paycom Software, Inc.†	1,773	526,989
Tyler Technologies, Inc.†	4,322	1,622,090

		5,010,501

Entertainment Software — 0.2%
Zynga, Inc., Class A†	66,900	612,135

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	2,300	181,470

Filtration/Separation Products — 0.3%
ESCO Technologies, Inc.	8,545	705,902

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	63,455

Finance - Commercial — 0.0%
Marlin Business Services Corp.	7,500	56,175
On Deck Capital, Inc.†	55,000	41,135

		97,310

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans — 0.4%
Asta Funding, Inc.†	13,200	$165,000
Elevate Credit, Inc.†	27,000	45,900
Encore Capital Group, Inc.†	10,932	347,309
PRA Group, Inc.†	11,740	400,569
Regional Management Corp.†	1,100	17,446
SLM Corp.	21,600	163,728

		1,139,952

Finance - Credit Card — 0.0%
Atlanticus Holdings Corp.†	7,434	107,793

Finance - Investment Banker/Broker — 1.1%
Arlington Asset Investment Corp., Class A	30,000	72,000
JMP Group LLC	16,300	46,944
Lazard, Ltd., Class A	47,831	1,284,741
Moelis & Co., Class A	40,927	1,376,375

		2,780,060

Finance - Mortgage Loan/Banker — 0.2%
PennyMac Financial Services, Inc.	15,555	522,337

Finance - Other Services — 0.3%
Cboe Global Markets, Inc.	7,916	842,737

Financial Guarantee Insurance — 0.1%
Radian Group, Inc.	12,100	192,148

Food - Confectionery — 0.0%
Rocky Mountain Chocolate Factory, Inc.	6,500	27,885

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	15,879

Food - Misc./Diversified — 0.9%
BellRing Brands, Inc., Class A†	6,255	125,600
Cal-Maine Foods, Inc.†	12,351	550,361
Nomad Foods, Ltd.†	17,023	360,547
Post Holdings, Inc.†	6,500	565,890
Simply Good Foods Co.†	3,806	64,816
TreeHouse Foods, Inc.†	13,300	701,043

		2,368,257

Food - Retail — 0.1%
Blue Apron Holdings, Inc., Class A†	3,000	28,260
Natural Grocers by Vitamin Cottage, Inc.	9,000	129,600

		157,860

Food - Wholesale/Distribution — 0.9%
AMCON Distributing Co.	500	27,685
Grocery Outlet Holding Corp.†	1,000	36,810
Performance Food Group Co.†	89,330	2,380,644

		2,445,139

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	31,400	30,458
Rocky Brands, Inc.	6,711	139,186
Steven Madden, Ltd.	2,100	49,392

		219,036

Forestry — 0.1%
West Fraser Timber Co., Ltd.	6,400	173,195

Funeral Services & Related Items — 0.0%
StoneMor, Inc.†	65,000	48,003

Gambling (Non-Hotel) — 0.2%
Canterbury Park Holding Corp.	3,200	35,200
Monarch Casino & Resort, Inc.†	13,156	528,082

		563,282

Security Description	Shares	Value (Note 2)

Garden Products — 1.6%
Toro Co.	57,666	$4,098,323

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.	5,400	487,836
ONE Gas, Inc.	10,300	864,891
RGC Resources, Inc.	469	12,382
Southwest Gas Holdings, Inc.	12,037	914,210

		2,279,319

Gold Mining — 0.4%
Franco-Nevada Corp.	3,500	491,273
Northern Star Resources, Ltd.	61,472	599,984

		1,091,257

Golf — 0.5%
Acushnet Holdings Corp.	38,377	1,282,559
Drive Shack, Inc.†#	60,500	107,690

		1,390,249

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp, Class A†	9,600	82,080
Heritage-Crystal Clean, Inc.†	8,900	150,944

		233,024

Health Care Cost Containment — 0.4%
HealthEquity, Inc.†#	17,893	1,108,829

Healthcare Safety Devices — 0.1%
Alpha Pro Tech, Ltd.†#	12,000	149,400
Retractable Technologies, Inc.†#	30,000	163,200

		312,600

Home Furnishings — 0.2%
Flexsteel Industries, Inc.	9,300	92,349
Tempur Sealy International, Inc.†	5,500	358,765

		451,114

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	50,000	88,000

Housewares — 0.1%
Libbey, Inc.†#	40,000	31,828
Lifetime Brands, Inc.	8,000	45,520
Tupperware Brands Corp.	28,500	92,055

		169,403

Human Resources — 0.1%
Computer Task Group, Inc.†	19,600	81,144
Cross Country Healthcare, Inc.†	12,791	77,641
RCM Technologies, Inc.†	20,000	27,400

		186,185

Identification Systems — 0.7%
Aware, Inc.†	21,900	77,745
Brady Corp., Class A	34,470	1,762,451

		1,840,196

Instruments - Controls — 0.6%
Woodward, Inc.	21,223	1,455,473

Insurance Brokers — 0.3%
Selectquote, Inc.†	14,231	391,637
Selectquote, Inc. Series E†(2)	4,444	116,184

		507,821

Insurance - Multi-line — 0.0%
Atlantic American Corp.†	2,000	3,540

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 2.4%
Assurant, Inc.	5,923	$607,581
Hallmark Financial Services, Inc.†	15,000	34,950
Hanover Insurance Group, Inc.	4,700	471,645
Kinsale Capital Group, Inc.	14,561	2,174,249
ProSight Global, Inc.†	1,507	13,352
RLI Corp.	25,911	2,045,933
Safety Insurance Group, Inc.	2,958	225,518
Selective Insurance Group, Inc.	13,100	687,095
State Auto Financial Corp.	6,461	128,832

		6,389,155

Insurance - Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	11,650	437,341
Essent Group, Ltd.	12,441	411,175

		848,516

Internet Application Software — 0.1%
GlobalSCAPE, Inc.	12,200	115,290
RealNetworks, Inc.†	50,000	92,500
Zendesk, Inc.†	1,600	137,200

		344,990

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	25,000	66,750

Internet Security — 0.2%
Proofpoint, Inc.†	5,100	592,977

Investment Companies — 0.0%
Altus Midstream Co., Class A†	30,000	20,700
Entasis Therapeutics Holdings, Inc.†	10,000	27,700
Medallion Financial Corp.†#	17,100	39,843
Portman Ridge Finance Corp.	16,700	21,710

		109,953

Investment Management/Advisor Services — 1.1%
AssetMark Financial Holdings, Inc.†	20,119	537,177
Eaton Vance Corp.	28,756	1,036,654
First Western Financial, Inc.†	5,000	64,900
Focus Financial Partners, Inc., Class A†	43,888	1,221,842
Manning & Napier, Inc.	8,400	26,796
Silvercrest Asset Management Group, Inc., Class A	10,000	112,700

		3,000,069

Leisure Games — 0.0%
Bowl America, Inc., Class A	3,000	25,590

Leisure Products — 0.0%
Escalade, Inc.	5,200	52,416

Machine Tools & Related Products — 0.8%
L.S. Starrett Co., Class A†	8,000	26,000
Lincoln Electric Holdings, Inc.	26,547	2,181,367

		2,207,367

Machinery - Electrical — 0.3%
Babcock & Wilcox Enterprises, Inc.†#	55,000	118,250
BWX Technologies, Inc.	8,473	530,156

		648,406

Machinery - General Industrial — 2.0%
Altra Industrial Motion Corp.	38,538	1,194,678
Applied Industrial Technologies, Inc.	22,229	1,289,282
Chart Industries, Inc.†	6,305	247,471
Gates Industrial Corp. PLC†	80,030	804,302
Intevac, Inc.†	6,100	31,781
Nordson Corp.	5,919	1,114,844
Twin Disc, Inc.†	12,500	68,625

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Welbilt, Inc.†	65,041	$395,449

		5,146,432

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†#	35,900	89,032

Machinery - Pumps — 0.5%
Graco, Inc.	8,800	424,248
Ingersoll Rand, Inc.†	20,174	568,907
Mueller Water Products, Inc., Class A	32,900	307,286

		1,300,441

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	15,000	23,250

Medical Information Systems — 0.1%
Castlight Health, Inc., Class B†	63,500	50,019
Tabula Rasa HealthCare, Inc.†#	1,600	85,488

		135,507

Medical Instruments — 0.4%
Bruker Corp.	13,690	592,503
NuVasive, Inc.†	4,750	287,850
TransEnterix, Inc.†#	75,000	31,748

		912,101

Medical Labs & Testing Services — 2.4%
Alignment Healthcare Partners, Class A1(1)(2)	7,632	92,489
Catalent, Inc.†	60,260	4,684,010
Neuronetics, Inc.†	29,500	53,985
Syneos Health, Inc.†	25,975	1,584,215

		6,414,699

Medical Laser Systems — 0.0%
IRIDEX Corp.†	8,100	14,580

Medical Products — 2.4%
AtriCure, Inc.†	7,261	347,148
Avanos Medical, Inc.†	11,845	344,216
Axonics Modulation Technologies, Inc.†#	2,451	89,878
Conformis, Inc.†#	50,000	49,435
Electromed, Inc.†	8,200	118,244
Envista Holdings Corp.†	33,536	708,951
Hanger, Inc.†	21,871	401,552
Inari Medical, Inc.†	737	32,428
Intersect ENT, Inc.†	4,200	46,830
iRhythm Technologies, Inc.†	5,541	688,802
Nevro Corp.†	2,949	370,394
Novan, Inc.†	115,000	46,345
Penumbra, Inc.†#	1,371	236,388
RA Medical Systems, Inc.†#	35,000	18,060
Sientra, Inc.†#	43,400	168,392
T2 Biosystems, Inc.†#	25,000	20,983
United-Guardian, Inc.	3,500	55,160
West Pharmaceutical Services, Inc.	11,562	2,497,854

		6,241,060

Medical - Biomedical/Gene — 3.6%
ACADIA Pharmaceuticals, Inc.†	2,950	146,556
Acceleron Pharma, Inc.†	3,900	385,437
Acorda Therapeutics, Inc.†	23,606	17,648
Aduro Biotech, Inc.†	32,600	106,602
Advaxis, Inc.†#	70,000	48,020
Allena Pharmaceuticals, Inc.†	30,200	50,736
Allogene Therapeutics, Inc.†#	1,676	80,716
Altimmune, Inc.†#	15,000	139,200
Amarin Corp. PLC ADR†#	6,900	47,334

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Apellis Pharmaceuticals, Inc.†	1,700	$57,273
Applied Genetic Technologies Corp.†	20,000	96,000
Arcutis Biotherapeutics, Inc.†#	1,317	44,185
Argenx SE ADR†	3,570	782,901
Ascendis Pharma A/S ADR†	6,835	994,424
Bellicum Pharmaceuticals, Inc.†#	3,900	29,757
Blueprint Medicines Corp.†	5,453	355,208
Cara Therapeutics, Inc.†#	4,346	68,971
Catabasis Pharmaceuticals, Inc.†#	12,500	77,625
Clearside Biomedical, Inc.†#	50,000	93,000
CRISPR Therapeutics AG†	653	42,171
Curis, Inc.†	51,300	42,846
Cymabay Therapeutics, Inc.†	40,000	148,200
Enzo Biochem, Inc.†	37,500	106,875
Equillium, Inc.†	15,000	51,750
Evelo Biosciences, Inc.†#	13,500	58,995
EyePoint Pharmaceuticals, Inc.†#	75,000	64,500
Five Prime Therapeutics, Inc.†	23,000	121,900
Harvard Bioscience, Inc.†	45,000	118,800
Homology Medicines, Inc.†	4,710	67,070
IGM Biosciences, Inc.†	2,027	131,309
Immunomedics, Inc.†	7,800	262,002
Infinity Pharmaceuticals, Inc.†	100,000	90,000
Insmed, Inc.†	17,192	417,594
Iovance Biotherapeutics, Inc.†	1,500	48,135
Kodiak Sciences, Inc.†	5,122	330,932
Krystal Biotech, Inc.†#	1,598	82,153
Lineage Cell Therapeutics, Inc.†#	6,712	5,918
LogicBio Therapeutics, Inc.†#	16,500	113,190
Marker Therapeutics, Inc.†#	36,000	81,720
Menlo Therapeutics, Inc.†#	19,400	46,366
Merrimack Pharmaceuticals, Inc.	5,000	16,950
Mustang Bio, Inc.†	27,500	102,575
Novavax, Inc.†#	1,800	82,872
Oncocyte Corp.†	50,000	138,000
Orchard Therapeutics PLC ADR†	11,673	110,894
Otonomy, Inc.†	35,000	89,600
Palatin Technologies, Inc.†#	195,000	98,846
Protalix BioTherapeutics, Inc.†	8,701	29,061
PTC Therapeutics, Inc.†	2,300	116,633
Radius Health, Inc.†#	18,086	228,969
Savara, Inc.†	26,000	63,440
Scholar Rock Holding Corp.†#	3,108	57,187
Seattle Genetics, Inc.†	2,600	408,746
Selecta Biosciences, Inc.†#	35,000	128,450
Sesen Bio, Inc.†	95,000	76,399
Sierra Oncology, Inc.†	7,500	105,075
Surface Oncology, Inc.†#	29,000	148,190
Synlogic, Inc.†	53,400	134,034
Synthetic Biologics, Inc.†	35,000	13,874
Tela Bio, Inc.†#	8,700	119,625
Tocagen, Inc.†#	13,300	16,093
Turning Point Therapeutics, Inc.†	2,819	195,216
Ultragenyx Pharmaceutical, Inc.†	6,633	454,095
VolitionRX, Ltd.†#	29,400	90,552
Xencor, Inc.†	8,493	256,913
Zentalis Pharmaceuticals, Inc.†	1,260	65,797

		9,402,105

Medical - Drugs — 1.8%
AcelRx Pharmaceuticals, Inc.†#	32,100	44,619
Aclaris Therapeutics, Inc.†#	70,000	98,700
Adamas Pharmaceuticals, Inc.†#	13,500	37,260
Aeglea BioTherapeutics, Inc.†	12,700	111,887
Aimmune Therapeutics, Inc.†#	8,475	140,770

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Alimera Sciences, Inc.†	7,667	$37,798
Ampio Pharmaceuticals, Inc.†#	98,900	53,060
Assertio Holdings, Inc.†	3,400	3,315
cbdMD, Inc.†#	18,600	27,342
Chimerix, Inc.†	57,300	178,776
Corvus Pharmaceuticals, Inc.†#	20,000	69,000
Cumberland Pharmaceuticals, Inc.†	27,800	92,018
Cyclerion Therapeutics, Inc.†	20,000	79,600
Eloxx Pharmaceuticals, Inc.†	16,900	57,291
Enanta Pharmaceuticals, Inc.†	500	25,745
Global Blood Therapeutics, Inc.†#	9,584	670,113
KalVista Pharmaceuticals, Inc.†	700	7,875
Leap Therapeutics, Inc.†	29,500	69,915
MyoKardia, Inc.†	5,775	590,725
NanoViricides, Inc.†	6,000	45,120
Neos Therapeutics, Inc.†#	40,000	28,392
Odonate Therapeutics, Inc.†	1,159	37,864
PhaseBio Pharmaceuticals, Inc.†#	24,000	144,240
Prestige Consumer Healthcare, Inc.†	17,270	728,794
Principia Biopharma, Inc.†	3,229	206,301
Reata Pharmaceuticals, Inc., Class A†	2,137	310,549
Rockwell Medical, Inc.†#	45,000	96,300
scPharmaceuticals, Inc.†	11,500	95,795
SCYNEXIS, Inc.†	100,000	75,420
Tetraphase Pharmaceuticals, Inc.†#	10,000	21,600
TherapeuticsMD, Inc.†#	100,029	113,033
Tonix Pharmaceuticals Holding Corp.†	50,000	32,500
Trevena, Inc.†#	55,000	71,500
Tricida, Inc.†#	5,747	154,364
VIVUS, Inc.†#	24,100	26,992
Xeris Pharmaceuticals, Inc.†	30,000	154,200
Zynerba Pharmaceuticals, Inc.†#	21,500	113,090

		4,851,863

Medical - Generic Drugs — 0.1%
Momenta Pharmaceuticals, Inc.†	10,239	322,324
Unum Therapeutics, Inc.†	30,000	16,836

		339,160

Medical - HMO — 1.6%
Molina Healthcare, Inc.†	21,974	4,083,209

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	100,000	86,210

Medical - Outpatient/Home Medical — 0.8%
Amedisys, Inc.†	3,822	734,015
Chemed Corp.	1,987	950,799
Pennant Group, Inc.†	6,228	158,752
Providence Service Corp.†	3,300	265,650

		2,109,216

Medical - Wholesale Drug Distribution — 0.5%
Great Elm Capital Group, Inc.†	40,000	96,000
Premier, Inc., Class A†	36,049	1,254,145

		1,350,145

Metal Processors & Fabrication — 1.1%
Ampco-Pittsburgh Corp.†	19,500	64,155
AZZ, Inc.	10,600	335,596
Gulf Island Fabrication, Inc.†	9,100	27,209
Helios Technologies, Inc.	8,277	296,068
Mayville Engineering Co., Inc.†	10,000	61,200
RBC Bearings, Inc.†	14,809	2,082,886
Strattec Security Corp.	1,500	19,350

		2,886,464

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	8,800	$97,064

Metal Products - Fasteners — 0.0%
Eastern Co.	4,187	78,339

Metal - Aluminum — 0.2%
Alcoa Corp.†	17,800	163,938
Constellium SE†	28,600	234,806

		398,744

Metal - Copper — 0.1%
ERO Copper Corp.†	24,400	284,077

Mining Services — 0.0%
Contura Energy, Inc.†	17,000	65,280

Miscellaneous Manufacturing — 1.6%
AptarGroup, Inc.	31,926	3,556,237
FreightCar America, Inc.†	35,000	42,000
John Bean Technologies Corp.	8,817	724,317

		4,322,554

Multimedia — 0.7%
E.W. Scripps Co., Class A	35,062	303,988
FactSet Research Systems, Inc.	4,799	1,475,740

		1,779,728

Non-Ferrous Metals — 0.0%
Uranium Energy Corp.†#	100,500	105,525

Office Automation & Equipment — 0.0%
AstroNova, Inc.	7,000	45,010

Oil & Gas Drilling — 0.0%
Quintana Energy Services, Inc.†	15,000	10,680

Oil Companies - Exploration & Production — 1.1%
Amplify Energy Corp.#	25,500	28,050
Barnwell Industries, Inc.†	15,000	8,702
Chaparral Energy, Inc., Class A†	60,000	29,916
Contango Oil & Gas Co.†#	40,000	110,000
Denbury Resources, Inc.†#	300,000	63,900
Devon Energy Corp.	15,000	162,150
Diamondback Energy, Inc.	12,200	519,476
Earthstone Energy, Inc., Class A†#	33,400	99,532
Evolution Petroleum Corp.	23,100	56,364
Extraction Oil & Gas, Inc.†	190,000	55,100
Goodrich Petroleum Corp.†	9,000	72,360
Gran Tierra Energy, Inc.†#	215,000	51,213
HighPoint Resources Corp.†	165,000	39,600
Kosmos Energy, Ltd.	11,364	20,682
Laredo Petroleum, Inc.†	100,000	84,850
Lonestar Resources US, Inc., Class A†	30,000	17,505
Magnolia Oil & Gas Corp., Class A†#	46,420	257,631
Mammoth Energy Services, Inc.#	30,000	37,800
Montage Resources Corp., Class A†	2,600	15,912
Panhandle Oil and Gas, Inc., Class A	10,000	41,800
Parsley Energy, Inc., Class A	10,308	94,215
PEDEVCO Corp.†#	70,000	53,200
Penn Virginia Corp.†	19,800	173,844
QEP Resources, Inc.	145,000	123,772
Ring Energy, Inc.†#	125,000	148,750
SandRidge Energy, Inc.†	55,000	86,900
Seven Generations Energy, Ltd., Class A†	26,700	56,237
SilverBow Resources, Inc.†	10,000	37,800
VAALCO Energy, Inc.†	30,000	29,757
Venture Global LNG, Inc., Series B†(1)(2)	4	15,392
Venture Global LNG, Inc., Series C†(1)(2)	59	227,032

		2,819,442

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†#	4,200	$127,638
Flotek Industries, Inc.†#	50,000	49,000
Forum Energy Technologies, Inc.†	100,000	29,000
Hi-Crush Partners LP†	90,000	22,653
Mitcham Industries, Inc.†	22,400	34,272
Natural Gas Services Group, Inc.†	10,400	65,104
Smart Sand, Inc.†#	15,000	15,900
Superior Drilling Products, Inc.†	56,000	42,398
Thermon Group Holdings, Inc.†	4,100	65,723

		451,688

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	86,943
Trecora Resources†	2,100	13,419

		100,362

Oil - Field Services — 0.4%
Enservco Corp.†	135,000	20,668
Era Group, Inc.†	19,000	95,190
Halliburton Co.	30,127	353,992
Independence Contract Drilling, Inc.†	7,000	43,190
KLX Energy Services Holdings, Inc.†#	14,000	20,720
Liberty Oilfield Services, Inc., Class A	37,444	192,837
NCS Multistage Holdings, Inc.†	94,500	49,131
Newpark Resources, Inc.†	40,000	80,800
NexTier Oilfield Solutions, Inc.†	55,000	159,500
Nine Energy Service, Inc.†#	20,000	40,600
Nuverra Environmental Solutions, Inc.†#	6,300	9,261
Ranger Energy Services, Inc.†	5,000	18,300
Superior Energy Services, Inc.†#	50,000	49,210
TETRA Technologies, Inc.†	75,000	24,750

		1,158,149

Pharmacy Services — 0.0%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)	4,462	86,978

Physical Therapy/Rehabilitation Centers — 1.2%
Encompass Health Corp.	37,289	2,731,419
U.S. Physical Therapy, Inc.	4,321	320,359

		3,051,778

Pipelines — 0.0%
New Fortress Energy LLC†#	5,467	75,827

Pollution Control — 0.0%
Fuel Tech, Inc.†#	75,000	55,755

Poultry — 0.2%
Sanderson Farms, Inc.	3,600	475,272

Power Converter/Supply Equipment — 0.6%
Generac Holdings, Inc.†	14,330	1,594,499
LGL Group, Inc.†	5,000	43,000

		1,637,499

Printing-Commercial — 0.1%
ARC Document Solutions, Inc.	103,000	105,060
Quad/Graphics, Inc.	30,000	85,500

		190,560

Protection/Safety — 0.0%
ADT, Inc.#	16,024	113,450

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	15,000	23,250
Lee Enterprises, Inc.†	84,700	94,017

		117,267

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Radio — 0.1%
Beasley Broadcast Group, Inc., Class A	20,000	$47,800
Cumulus Media, Inc., Class A†	14,500	74,965
Salem Media Group, Inc.	45,000	40,491
Townsquare Media, Inc., Class A	11,000	49,170

		212,426

Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	7,900	92,667
American Campus Communities, Inc.	14,000	452,200
Community Healthcare Trust, Inc.	2,800	101,976
CubeSmart	76,789	2,185,415
Douglas Emmett, Inc.	2,700	79,272
EastGroup Properties, Inc.	26,004	3,022,965
First Industrial Realty Trust, Inc.	6,600	250,008
JBG SMITH Properties	19,532	580,686
National Retail Properties, Inc.	45,169	1,417,855
Outfront Media, Inc.	52,208	733,000
Paramount Group, Inc.	9,727	74,995
PS Business Parks, Inc.	5,656	755,868
Regency Centers Corp.	3,435	146,984
Rexford Industrial Realty, Inc.	13,200	525,360
RLJ Lodging Trust	68,192	703,060
Ryman Hospitality Properties, Inc.	10,694	365,521

		11,487,832

Real Estate Management/Services — 0.8%
Cushman & Wakefield PLC†#	108,312	1,110,198
FirstService Corp.	10,036	936,660

		2,046,858

Real Estate Operations & Development — 0.1%
CTO Realty Growth, Inc.	3,100	129,518
Trinity Place Holdings, Inc.†	10,000	17,200

		146,718

Recreational Centers — 0.4%
OneSpaWorld Holdings, Ltd.	14,640	95,745
Planet Fitness, Inc., Class A†	14,652	946,959
Town Sports International Holdings, Inc.†#	75,000	62,250

		1,104,954

Recreational Vehicles — 0.8%
Brunswick Corp.	37,558	2,066,066

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	14,715	543,131

Retail - Apparel/Shoe — 0.6%
Allbirds, Inc.†(1)(2)	5,670	54,066
Burlington Stores, Inc.†	5,450	1,142,702
Destination XL Group, Inc.†	40,000	17,096
Express, Inc.†	50,000	98,000
Francesca’s Holdings Corp.†#	14,100	45,966
J. Jill, Inc.†#	35,500	21,762
RTW RetailWinds, Inc.†	63,029	28,369
Tailored Brands, Inc.#	30,000	38,700
Tilly’s, Inc., Class A	10,968	56,156

		1,502,817

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	33,800	130,468

Retail - Automobile — 0.1%
Rush Enterprises, Inc., Class A	4,400	183,128

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	54,000	83,700

Security Description	Shares	Value (Note 2)

Retail - Building Products — 0.1%
Aspen Aerogels, Inc.†	14,200	$88,040
BlueLinx Holdings, Inc.†#	10,500	72,450

		160,490

Retail - Convenience Store — 0.4%
Casey’s General Stores, Inc.	6,044	965,408

Retail - Discount — 1.5%
BJ’s Wholesale Club Holdings, Inc.†	67,311	2,423,196
Citi Trends, Inc.	6,200	100,688
Ollie’s Bargain Outlet Holdings, Inc.†	14,699	1,344,224

		3,868,108

Retail - Home Furnishings — 0.3%
Bassett Furniture Industries, Inc.	6,500	41,600
Kirkland’s, Inc.†#	45,000	50,850
Lovesac Co.†#	8,000	146,480
RH†	1,852	401,680
Tuesday Morning Corp.†#	70,000	17,598

		658,208

Retail - Jewelry — 0.0%
Envela Corp.†	15,000	53,850

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	35,000	99,750
Five Below, Inc.†	1,600	167,440
Gaia, Inc.†#	9,400	73,602
Party City Holdco, Inc.†#	200,000	258,000

		598,792

Retail - Petroleum Products — 0.0%
TravelCenters of America, Inc.†	5,800	78,996

Retail - Restaurants — 1.7%
Ark Restaurants Corp.	8,000	102,000
BBQ Holdings, Inc.†	8,250	24,585
BJ’s Restaurant, Inc. PIPE†(2)	12,221	252,168
Carrols Restaurant Group, Inc.†	40,000	171,600
Chuy’s Holdings, Inc.†	13,470	215,385
Darden Restaurants, Inc.	1,199	92,155
Denny’s Corp.†	18,000	195,210
Dunkin’ Brands Group, Inc.	14,369	917,748
Fiesta Restaurant Group, Inc.†	21,719	178,747
Flanigan’s Enterprises, Inc.†	44	722
J Alexander’s Holdings, Inc.†	13,000	55,120
Kura Sushi USA, Inc., Class A†#	4,500	65,655
Luby’s, Inc.†	60,000	48,960
Papa John’s International, Inc.	12,500	973,625
Potbelly Corp.†	30,000	63,000
Red Robin Gourmet Burgers, Inc.†	8,114	112,460
Wendy’s Co.	49,567	1,053,795

		4,522,935

Retail - Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.#	95,000	176,700

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	10,500	23,835

Retail - Vision Service Center — 0.2%
National Vision Holdings, Inc.†	21,173	567,013

Retirement/Aged Care — 0.0%
Capital Senior Living Corp.†	23,500	15,510

Savings & Loans/Thrifts — 0.6%
BankFinancial Corp.	9,300	84,444
Capitol Federal Financial, Inc.	18,467	216,526

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
ESSA Bancorp, Inc.	9,000	$129,150
First Financial Northwest, Inc.	10,000	97,700
Investors Bancorp, Inc.	26,400	229,152
Lake Shore Bancorp, Inc.	10,000	111,600
Malvern Bancorp, Inc.†	3,800	45,144
Meridian Bancorp, Inc.	21,160	243,763
Pacific Premier Bancorp, Inc.	15,000	324,300
Provident Financial Holdings, Inc.	3,414	43,938
Prudential Bancorp, Inc.	5,000	61,100

		1,586,817

Schools — 0.6%
Bright Horizons Family Solutions, Inc.†	11,178	1,250,595
Lincoln Educational Services Corp.†	20,000	78,000
Strategic Education, Inc.	877	148,765

		1,477,360

Security Services — 0.2%
Brink’s Co.	11,202	449,200

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	19,927	26,304
Geospace Technologies Corp.†	8,900	70,132

		96,436

Semiconductor Components - Integrated Circuits — 0.6%
Power Integrations, Inc.	13,376	1,449,290

Semiconductor Equipment — 1.4%
Cabot Microelectronics Corp.	15,429	2,235,045
Entegris, Inc.	18,900	1,131,732
MKS Instruments, Inc.	1,400	147,882
Richardson Electronics, Ltd.	15,000	62,400

		3,577,059

Silver Mining — 0.0%
Golden Minerals Co.†	85,000	28,968

Specified Purpose Acquisitions — 0.1%
Collier Creek Holdings†	13,012	142,481
Conyers Park II Acquisition Corp.†	14,312	154,570

		297,051

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	648	73,872

Steel - Producers — 0.0%
Friedman Industries, Inc.	10,000	44,600
Shiloh Industries, Inc.†	53,100	63,189

		107,789

Steel - Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	7,500	58,800

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	10,500	76,125

Telecom Services — 0.0%
Consolidated Communications Holdings, Inc.†	1	6
RigNet, Inc.†	12,600	12,352
Spok Holdings, Inc.	4,800	49,296

		61,654

Telecommunication Equipment — 0.1%
Communications Systems, Inc.	30,000	154,200
Wireless Telecom Group, Inc.†	53,200	53,732

		207,932

Security Description	Shares	Value (Note 2)

Telephone - Integrated — 0.1%
Alaska Communications Systems Group, Inc.	77,000	$200,970

Textile - Products — 0.0%
Culp, Inc.	11,500	88,665
Dixie Group, Inc.†	10,000	10,400

		99,065

Theaters — 0.2%
Cinemark Holdings, Inc.	38,056	571,982

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	3,033	156,927
CorMedix, Inc.†	11,800	52,156
G1 Therapeutics, Inc.†	2,875	48,789
Proteostasis Therapeutics, Inc.†	60,500	79,255
Trevi Therapeutics, Inc.†	15,000	40,800

		377,927

Tobacco — 0.0%
Greenlane Holdings, Inc., Class A†#	10,000	34,400

Tools - Hand Held — 0.9%
MSA Safety, Inc.	18,880	2,245,587

Toys — 0.0%
JAKKS Pacific, Inc.†#	30,000	18,000

Transport - Marine — 0.0%
Overseas Shipholding Group, Inc., Class A†	35,000	77,350

Transport - Services — 0.2%
Matson, Inc.	16,900	482,833
Steel Connect, Inc.†	71,500	37,109

		519,942

Transport - Truck — 1.7%
Knight-Swift Transportation Holdings, Inc.#	53,484	2,225,469
Landstar System, Inc.	15,317	1,780,755
P.A.M. Transportation Services, Inc.†	1,357	47,359
Patriot Transportation Holding, Inc.	5,000	42,025
Saia, Inc.†	2,200	238,568
USA Truck, Inc.†	4,000	25,640
XPO Logistics, Inc.†	1	79
YRC Worldwide, Inc.†#	30,000	44,400

		4,404,295

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	14,100	89,253

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. CVR†(1)	3,000	0

Vitamins & Nutrition Products — 0.0%
Calyxt, Inc.†#	20,000	86,800

Water — 0.4%
California Water Service Group	6,600	310,200
Middlesex Water Co.	4,782	324,506
PICO Holdings, Inc.†	10,000	83,800
SJW Group	7,170	450,563

		1,169,069

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	23,925	1,976,683

Web Portals/ISP — 0.0%
Synacor, Inc.†	44,000	48,400

Wire & Cable Products — 0.0%
Belden, Inc.	1,600	54,464

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Frequency Electronics, Inc.†	10,000	$81,000
Powerfleet, Inc.†	25,000	117,500
Sonim Technologies, Inc.†#	18,900	15,687

		214,187

Total Common Stocks
(cost $229,241,490)		254,844,499

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Applications Software — 0.2%
Convoy, Inc., Series C Series C†(1)(2)	12,094	121,177
Convoy, Inc., Series D†(1)(2)	7,659	76,740
Haul Hub, Inc. Series B†(1)(2)	2,168	23,391
ServiceTitan, Inc., Series A-1†(1)(2)	4	135
ServiceTitan, Inc., Series D†(1)(2)	1,942	65,634
Toast, Inc., Series B Series B†(1)(2)	98	3,528
Toast, Inc. Series D†(1)(2)	7,194	258,984
Toast, Inc. Series F†(1)(2)	594	21,384

		570,973

Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc., Series D†(1)(2)	12,194	131,012

Computer Software — 0.1%
Checkr, Inc., Series C†(1)(2)	2,998	67,103
Checkr, Inc., Series D†(1)(2)	4,084	91,410

		158,513

E-Commerce/Products — 0.0%
1stdibs.com, Inc., Series D Series D†(1)(2)	11,111	41,201

E-Commerce/Services — 0.1%
Farmers Business Network, Inc., Series C†(1)(2)	8,287	142,935
Vroom, Inc. Series F†(1)(2)	5,863	159,433
Vroom, Inc. Series H†(1)(2)	1,919	52,183

		354,551

Enterprise Software/Service — 0.1%
Plex Systems, Inc., Series B†(1)(2)	50,422	108,579

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(2)	618	240,186
Roofoods, Ltd.†(1)(2)	16	6,686

		246,872

Footwear & Related Apparel — 0.0%
Allbirds, Inc., Series A†(1)(2)	1,850	17,641
Allbirds, Inc., Series B†(1)(2)	325	3,099

Security Description	Principal Amount/ Shares	Value (Note 2)

Footwear & Related Apparel (continued)
Allbirds, Inc., Series C†(1)(2)	3,110	$29,655
Allbirds, Inc., Series SEED†(1)(2)	995	9,488

		59,883

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G†(1)(2)	7,335	33,924

Medical - Biomedical/Gene — 0.0%
Generation Bio, Series C†(1)(2)	7,499	41,930

Pharmacy Services — 0.1%
JAND, Inc. (dba Warby Parker) Series E†(1)(2)	5,505	107,310
JAND, Inc. (dba Warby Parker) Series F†(1)(2)	5,440	106,042

		213,352

Seismic Data Collection — 0.0%
Seismic Software Holdings, Inc., Series E†(1)(2)	2,336	61,211

Total Convertible Preferred Securities
(cost $1,855,000)		2,022,001

WARRANTS†— 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2) Expires 10/12/2028	1,009	2,785

Banks - Regional — 0.0%
Sound Bank(1)(2) Expires 05/01/2024	456	0

Specified Purpose Acquisitions — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike price $11.50)	27,696	0

Total Warrants
(cost $277)		2,785

Total Long-Term Investment Securities
(cost $231,096,767)		256,869,285

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13%(4)	$748,016	748,016
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(3)(4)	4,960,480	4,960,480
T. Rowe Price Government Reserve Fund 0.13%(4)	1,105,477	1,105,477

Total Short-Term Investment Securities
(cost $6,813,973)		6,813,973

182

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $6,371,000 collateralized by $5,995,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $6,500,241 (cost $6,371,000)	$6,371,000	$6,371,000

TOTAL INVESTMENTS
(cost $244,281,739)(5)	102.1%	270,054,258
Liabilities in excess of other assets	(2.1)	(5,559,727)

NET ASSETS	100.0%	$264,494,531

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $281,705 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

A Place for Rover, Inc.	05/25/2018	513	$3,476	$2,373	$4.63	0.00%
Alignment Healthcare Partners, Class A	02/28/2020	7,632	92,489	92,489	12.12	0.03
Allbirds, Inc.	10/10/2018	4,690	51,436
	12/21/2018	980	10,748

		5,670	62,184	54,066	9.54	0.02

BJ’s Restaurant, Inc. PIPE	05/05/2020	12,221	244,420	252,168	20.63	0.09
Checkr, Inc.	06/29/2018	700	8,603
	12/02/2019	1,256	36,085

		1,956	44,688	41,585	21.26	0.01

Grasshopper Bancorp, Inc.	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990

		5,208	52,080	38,539	7.40	0.01

JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	70,129	86,978	19.49	0.03
nCino, Inc.	09/16/2019	4,283	93,155	93,155	21.75	0.03
SelectQuote Inc., Series E	05/06/2020	4,444	80,000	116,184	26.14	0.04
ServiceTitan, Inc.	11/09/2018	191	5,022	6,455	33.80	0.00
Sound Bank (Non-voting Shares)	05/06/2019	3,056	30,560	16,044	5.25	0.01
Sound Bank (Voting Shares)	05/06/2019	1,501	15,010	7,880	5.25	0.00
Toast, Inc.	09/14/2018	11	190	396	36.00	0.00

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Venture Global LNG, Inc., Series B	03/08/2018	4	$12,080	$15,392	$3,848	0.01%
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	227,032	3,848	0.08

Convertible Preferred Securities

1stdibs.com, Inc., Series D	02/07/2019	11,111	55,677	41,201	3.71	0.02
A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	33,924	4.63	0.01
Allbirds, Inc., Series A	10/10/2018	1,850	20,289	17,641	9.54	0.01
Allbirds, Inc., Series B	10/10/2018	325	3,565	3,099	9.54	0.00
Allbirds, Inc., Series C	10/09/2018	3,110	34,108	29,655	9.54	0.01
Allbirds, Inc., Series SEED	10/10/2018	995	10,912	9,488	9.54	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	67,103	22.38	0.02
Checkr, Inc., Series D	09/06/2019	4,084	123,527	91,410	22.38	0.03
Convoy, Inc., Series C	09/14/2018	12,094	85,875	121,177	10.02	0.05
Convoy, Inc., Series D	10/30/2019	7,659	103,703	76,740	10.02	0.03
Farmers Business Network, Inc., Series D	11/03/2017	8,287	153,012	142,935	17.25	0.05
Generation Bio, Series C	01/09/2020	7,499	41,930	41,930	5.59	0.01
Haul Hub, Inc., Series B	02/14/2020	2,168	31,609	23,391	10.79	0.01
JAND, Inc. (dba Warby Parker), Series E	03/09/2018	5,505	86,522	107,310	19.49	0.04
JAND, Inc. (dba Warby Parker), Series F	04/03/2020	5,440	106,042	106,042	19.49	0.04
Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	108,579	2.15	0.04
Rivian Automative, Inc. Series D	12/23/2019	12,194	131,012	131,012	10.74	0.05
Roofoods, Ltd., Series F	09/12/2017	618	218,506	240,186	388.65	0.09
Roofoods, Ltd., Series G	05/16/2019	16	6,686	6,686	417.88	0.00
Seismic Software Holdings, Inc., Series E	12/13/2018	2,336	73,632	61,211	26.20	0.02
ServiceTitan, Inc., Series A-1	11/09/2018	4	105	135	33.80	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,065	65,634	33.80	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	3,528	36.00	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	258,984	36.00	0.10
Toast, Inc., Series F	02/14/2020	594	26,997	21,384	36.00	0.01
Vroom, Inc., Series F	06/30/2017	5,863	100,009	159,433	27.19	0.06
Vroom, Inc., Series H	11/21/2019	1,919	52,183	52,183	27.19	0.02

Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	0	2,785	2.76	0.06
Sound Bank Expires 05/01/2024	05/06/2019	456	0	0	0.00	—

				$3,075,522		1.16

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

(3)

At May 31, 2020, the Fund had loaned securities with a total value of $17,308,828. This was secured by collateral of $4,960,480, which was received in cash and subsequently invested in short-term investments currently valued at $4,960,480 as reported in the Portfolio of Investments. Additional collateral of $13,594,080 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$1,139,751
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	1,993,597
Government National Mtg. Assoc.	2.50%	09/20/2046	148,928
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	300,471
United States Treasury Notes/Bonds	0.00% to 8.75%	06/15/2020 to 11/15/2049	10,011,333
(4)	The rate shown is the 7-day yield as of May 31, 2020.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$3,559,788	$—		$6,851	$3,566,639
Banks-Commercial	20,710,752	—		38,539	20,749,291
Banks-Regional	—	—		23,924	23,924
Cellular Telecom	—	—		6,510	6,510
Commercial Services	3,796,886	—		93,155	3,890,041
Computer Software	3,045,497	—		41,585	3,087,082
E-Commerce\Services	318,926	—		2,373	321,299
Insurance Brokers	391,637	116,184		—	507,821
Medical Labs & Testing Services	6,322,210	—		92,489	6,414,699
Oil Companies-Exploration & Production	2,577,018	—		242,424	2,819,442
Pharmacy Services	—	—		86,978	86,978
Retail-Apparel/Shoe	1,448,751	—		54,066	1,502,817
Retail-Restaurants	4,270,767	252,168		—	4,522,935
Veterinary Diagnostics	—	—		0	0
Other Industries	206,218,631	1,126,390	**	—	207,345,021
Convertible Preferred Securities	—	—		2,022,001	2,022,001
Warrants:
Specified Purpose Acquisitions	—	0		—	0
Other Warrants	—	—		2,785	2,785
Short-Term Investment Securities	6,813,973	—		—	6,813,973
Repurchase Agreements	—	6,371,000		—	6,371,000

Total Investments at Value	$259,474,836	$7,865,742		$2,713,680	$270,054,258

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

184

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Warrants
Balance as of May 31, 2019	$646,663	$1,380,645	$3,763
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	20,241	215,886	—
Change in unrealized depreciation(1)	(184,640)	(191,534)	(978)
Net purchases	229,935	617,004	—
Net Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3(2)	(23,305)	—	—

Balance as of May 31, 2020	$688,894	$2,022,001	$2,785

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31 , 2020 includes:

Common Stocks	Convertible Preferred Securities	Warrants
$(114,230)	$24,352	$(978)

(2)	Private Common Stock was converted to Common Stock following the Company’s IPO listing. Securities are now valued using Level 1 inputs.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2020.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$279,077	Market Approach	Market Transaction Price*	$12.118 - $33.7969 ($21.78965)

	$376,614	Market Approach	Transaction Price*	$10.00 - $5,200.00 ($2,090.32316)
			Discount for Market Volatility	26.0%

	$24,320	Market Approach	Pending Secondary Transaction Price*	$5.25 - $36.00 ($15.50)

	$2,373	Market Approach	Transaction Price*	$7.5285
			2020 Estimated Revenue Multiple*	5.0x
			2021 Estimated Revenue Multiple*	3.9x
			2020 Estimated Gross Profit Multiple*	10.5x
			2021 Estimated Gross Profit Multiple*	7.8x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$6,510	Income Approach	Estimated Future Cash Distribution*	$0.00 - $2.17 ($1.085)

Preferred Securities	$670,365	Market Approach	Market Transaction Price*	$5.59140 - $417.90113 ($66.13363)

	$283,896	Market Approach	Pending Secondary Market	$36.0000

	$480,904	Market Approach	Transaction Price*	$5.01101 - $30.24646 (15.87072)
			Discount for Market Volatility	26.0%

	$240,186	Market Approach	Market Transaction Price*	$417.9011
			Discount for Potential Liquidation Preferences	7.0%

	$33,924	Market Approach	Transaction Price*	$7.5285
			2020 Estimated Revenue Multiple*	5.0x
			2021 Estimated Revenue Multiple*	3.9x
			2020 Estimated Gross Profit Multiple*	10.5x
			2021 Estimated Gross Profit Multiple*	7.8x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

185

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Description	Fair Value at May 31, 2020	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
	$142,935	Market Approach	Transaction Price*	$23.3083
			2022 Estimated Gross Profit Multiple*	12.0x
			2023 Estimated Gross Profit Multiple*	10.9x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$108,579	Market Approach	2019 Revenue Multiple*	5.5x
			2020 Estimated Revenue Multiple*	4.9x
			2019 Gross Profit Multiple*	8.2x
			2020 Estimated Gross Profit Multiple*	7.3x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$61,211	Market Approach	Transaction Price*	$31.5200
			2019 Revenue Multiple*	12.1x
			2020 Estimated Revenue Multiple*	9.5x
			2021 Estimated Revenue Multiple*	7.6x
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

Warrants	$2,785	Market Approach	Strike Price*	$10.0000
			Risk-Free Rate*	4.00%
			Volatility Rate *	22.51%
			Discount for Lack of Marketability	10.0%
			Discount for Market Volatility	26.0%

	$0	Income Approach	Estimated Future Cash Distribution*	$0.0000

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

186

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.8%
Banks — Commercial	7.2
Real Estate Investment Trusts	6.4
Repurchase Agreements	5.3
Registered Investment Companies	3.9
Medical Products	2.8
Medical — Drugs	2.7
Enterprise Software/Service	2.3
Electronic Components — Semiconductors	1.7
Electric — Integrated	1.5
Insurance — Property/Casualty	1.3
Retail — Restaurants	1.3
Medical Labs & Testing Services	1.2
Gas — Distribution	1.2
Building & Construction Products — Misc.	1.2
Computer Services	1.1
Computer Software	1.1
Investment Management/Advisor Services	1.0
Savings & Loans/Thrifts	1.0
Chemicals — Specialty	1.0
Building — Residential/Commercial	0.9
Electronic Components — Misc.	0.9
Schools	0.9
Applications Software	0.8
Energy — Alternate Sources	0.8
Human Resources	0.8
Medical — Outpatient/Home Medical	0.7
U.S. Government Treasuries	0.7
Auto/Truck Parts & Equipment — Original	0.7
Semiconductor Equipment	0.7
Distribution/Wholesale	0.7
Computer Data Security	0.7
Metal Processors & Fabrication	0.6
Machinery — General Industrial	0.6
Diagnostic Kits	0.6
Food — Misc./Diversified	0.6
Building & Construction — Misc.	0.6
Oil Companies — Exploration & Production	0.6
Commercial Services	0.6
Consulting Services	0.6
Diagnostic Equipment	0.5
Water	0.5
Aerospace/Defense — Equipment	0.5
Consumer Products — Misc.	0.5
E-Commerce/Services	0.5
Building — Heavy Construction	0.5
Racetracks	0.5
Finance — Investment Banker/Broker	0.5
Semiconductor Components — Integrated Circuits	0.5
Power Converter/Supply Equipment	0.4
Chemicals — Diversified	0.4
Electronic Measurement Instruments	0.4
Transport — Truck	0.4
Real Estate Management/Services	0.4
Engineering/R&D Services	0.4
Retail — Automobile	0.4
Diversified Manufacturing Operations	0.4
Computers — Other	0.4
Medical Information Systems	0.4
Commercial Services — Finance	0.4
Transport — Marine	0.4
Building — Mobile Home/Manufactured Housing	0.4
Therapeutics	0.4
Food — Wholesale/Distribution	0.4
Apparel Manufacturers	0.4
Retail — Apparel/Shoe	0.4
Rental Auto/Equipment	0.4
Oil — Field Services	0.3
Firearms & Ammunition	0.3

Insurance — Life/Health	0.3
Oil Refining & Marketing	0.3
Footwear & Related Apparel	0.3
Transport — Services	0.3
Athletic Equipment	0.3
Web Hosting/Design	0.3
Retail — Discount	0.3
Non — Hazardous Waste Disposal	0.3
Finance — Consumer Loans	0.3
Machinery — Pumps	0.3
Medical — Generic Drugs	0.3
Rubber/Plastic Products	0.3
Data Processing/Management	0.3
Retail — Home Furnishings	0.3
Medical Instruments	0.3
Insurance — Reinsurance	0.3
Office Furnishings — Original	0.3
Brewery	0.3
Health Care Cost Containment	0.3
Disposable Medical Products	0.3
Electronics — Military	0.3
Electronic Parts Distribution	0.3
Financial Guarantee Insurance	0.3
Building Products — Doors & Windows	0.3
Healthcare Safety Devices	0.3
Computers — Integrated Systems	0.3
Medical — Hospitals	0.3
Airlines	0.2
Resorts/Theme Parks	0.2
Retail — Building Products	0.2
Miscellaneous Manufacturing	0.2
Telecommunication Equipment	0.2
Veterinary Diagnostics	0.2
Environmental Consulting & Engineering	0.2
Lasers — System/Components	0.2
Electric Products — Misc.	0.2
Tools — Hand Held	0.2
Telecom Services	0.2
Building Products — Wood	0.2
Insurance Brokers	0.2
Building Products — Air & Heating	0.2
Retail — Pet Food & Supplies	0.2
Wireless Equipment	0.2
Networking Products	0.2
Aerospace/Defense	0.2
Internet Connectivity Services	0.2
Pastoral & Agricultural	0.2
Casino Services	0.2
Steel — Producers	0.2
Drug Delivery Systems	0.2
Paper & Related Products	0.2
Retail — Misc./Diversified	0.2
Telephone — Integrated	0.2
Machinery — Electrical	0.2
Printing — Commercial	0.2
Electric — Generation	0.2
Medical — Nursing Homes	0.2
Precious Metals	0.2
E-Commerce/Products	0.2
Transport — Equipment & Leasing	0.2
Cosmetics & Toiletries	0.2
Internet Content — Information/News	0.2
Retail — Pawn Shops	0.2
Machine Tools & Related Products	0.2
Telecom Equipment — Fiber Optics	0.2
Satellite Telecom	0.2
Publishing — Newspapers	0.2
Finance — Mortgage Loan/Banker	0.2
Linen Supply & Related Items	0.1

187

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Golf	0.1%
Batteries/Battery Systems	0.1
Tobacco	0.1
Steel Pipe & Tube	0.1
Identification Systems	0.1
Machinery — Construction & Mining	0.1
Wire & Cable Products	0.1
Poultry	0.1
Medical — HMO	0.1
Instruments — Controls	0.1
Agricultural Operations	0.1
Building — Maintenance & Services	0.1
Gold Mining	0.1
Independent Power Producers	0.1
Electronic Security Devices	0.1
Chemicals — Plastics	0.1
E-Marketing/Info	0.1
Beverages — Non-alcoholic	0.1
Oil Field Machinery & Equipment	0.1
Transport — Air Freight	0.1
Banks — Super Regional	0.1
Filtration/Separation Products	0.1
Appliances	0.1
Retail — Vision Service Center	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Finance — Commercial	0.1
Real Estate Operations & Development	0.1
Recreational Vehicles	0.1
Metal — Iron	0.1
Coal	0.1
Machinery — Farming	0.1
Security Services	0.1
Containers — Paper/Plastic	0.1
Gambling (Non-Hotel)	0.1
Water Treatment Systems	0.1
Casino Hotels	0.1
Insurance — Multi-line	0.1
Auto Repair Centers	0.1
Food — Catering	0.1
Optical Supplies	0.1
Private Equity	0.1
Cable/Satellite TV	0.1
Dental Supplies & Equipment	0.1
Quarrying	0.1
Retail — Petroleum Products	0.1
Audio/Video Products	0.1
Auto — Heavy Duty Trucks	0.1
Television	0.1
Home Furnishings	0.1
Computer Aided Design	0.1
Advanced Materials	0.1
Food — Retail	0.1
Communications Software	0.1
Food — Baking	0.1
Metal — Aluminum	0.1
Internet Telephone	0.1
Storage/Warehousing	0.1
Vitamins & Nutrition Products	0.1
Retail — Office Supplies	0.1
Metal Products — Distribution	0.1
Patient Monitoring Equipment	0.1
Rubber — Tires	0.1
Retail — Sporting Goods	0.1
Hotels/Motels	0.1
Publishing — Books	0.1
Entertainment Software	0.1
Diversified Minerals	0.1
Circuit Boards	0.1
Banks — Mortgage	0.1

Containers — Metal/Glass	0.1
Steel — Specialty	0.1
E-Services/Consulting	0.1
Physical Therapy/Rehabilitation Centers	0.1
Hazardous Waste Disposal	0.1
Professional Sports	0.1
B2B/E-Commerce	0.1
Internet Application Software	0.1
Electric — Distribution	0.1
Motion Pictures & Services	0.1
X-Ray Equipment	0.1
Retail — Bedding	0.1

103.9%

*	Calculated as a percentage of net assets

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Advanced Materials — 0.1%
Haynes International, Inc.	5,986	$136,660
Lydall, Inc.†	8,216	88,897
Materion Corp.	9,781	513,503

		739,060

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	27,257	35,843

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	5,052	82,449
Clear Channel Outdoor Holdings, Inc.†	23,544	22,739
National CineMedia, Inc.	30,022	82,560

		187,748

Advertising Services — 0.0%
Fluent, Inc.†	20,546	40,989
Marchex, Inc., Class B†	17,296	26,809
SharpSpring, Inc.†#	5,219	51,668

		119,466

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	10,259	726,645
Kratos Defense & Security Solutions, Inc.†	43,424	805,515
National Presto Industries, Inc.	2,396	215,616
Park Aerospace Corp.	9,000	109,170

		1,856,946

Aerospace/Defense - Equipment — 0.5%
AAR Corp.	16,064	324,011
Aerojet Rocketdyne Holdings, Inc.†	35,204	1,543,696
Astronics Corp.†	11,015	100,567
Barnes Group, Inc.	22,712	858,059
Coda Octopus Group, Inc.†#	2,862	16,027
Ducommun, Inc.†	5,171	166,506
Kaman Corp.	13,336	533,440
Moog, Inc., Class A	14,946	811,418
Triumph Group, Inc.	23,900	179,011

		4,532,735

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	45,936	56,501
Marrone Bio Innovations, Inc.†	24,999	26,749

		83,250

Agricultural Operations — 0.1%
Alico, Inc.	2,508	80,482
Andersons, Inc.	15,170	196,603
Cadiz, Inc.†#	6,337	70,150
Fresh Del Monte Produce, Inc.	14,782	367,924
Limoneira Co.	7,535	100,668
Phibro Animal Health Corp., Class A	9,826	257,441
Tejon Ranch Co.†	10,117	145,078

		1,218,346

Airlines — 0.2%
Allegiant Travel Co.	6,264	667,429
Hawaiian Holdings, Inc.	21,921	316,320
Mesa Air Group, Inc.†#	13,896	45,162
SkyWest, Inc.	23,741	761,374
Spirit Airlines, Inc.†#	33,055	428,062

		2,218,347

Apparel Manufacturers — 0.4%
Deckers Outdoor Corp.†	13,539	2,471,274
Delta Apparel, Inc.†	2,977	36,647
Kontoor Brands, Inc.#	21,316	311,640

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Oxford Industries, Inc.	8,016	$341,642
Superior Group of Cos., Inc.	5,131	51,361
Vince Holding Corp.†	1,486	9,272

		3,221,836

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,113	29,729
iRobot Corp.†#	13,365	985,268

		1,014,997

Applications Software — 0.8%
Agilysys, Inc.†	9,970	191,723
Appfolio, Inc., Class A†	7,571	1,200,079
Brightcove, Inc.†	18,728	150,386
Digi International, Inc.†	13,771	153,271
Ebix, Inc.	11,210	251,216
Five9, Inc.†	28,825	3,003,565
GTY Technology Holdings, Inc.†#	19,096	71,610
Ideanomics, Inc.†#	49,449	19,473
Immersion Corp.†	15,021	101,467
Majesco†	3,655	25,695
Model N, Inc.†	16,061	515,880
PDF Solutions, Inc.†	13,620	232,357
Sprout Social, Inc., Class A†	4,595	126,592
Upland Software, Inc.†	11,031	381,121
Verra Mobility Corp.†	61,478	670,725

		7,095,160

Athletic Equipment — 0.3%
Clarus Corp.	11,317	118,833
Fox Factory Holding Corp.†	18,132	1,307,498
Vista Outdoor, Inc.†	27,860	270,521
YETI Holdings, Inc.†	33,792	1,084,723

		2,781,575

Audio/Video Products — 0.1%
Daktronics, Inc.	17,656	74,862
Sonos, Inc.†	38,600	419,196
Universal Electronics, Inc.†	6,476	292,974

		787,032

Auto Repair Centers — 0.1%
Monro, Inc.	15,732	866,833

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	7,400	106,190
Navistar International Corp.†	23,893	600,670
REV Group, Inc.	13,086	79,825

		786,685

Auto - Truck Trailers — 0.0%
Wabash National Corp.	25,396	242,532

Auto/Truck Parts & Equipment - Original — 0.7%
Adient PLC†	42,259	718,826
American Axle & Manufacturing Holdings, Inc.†	53,972	383,741
Cooper-Standard Holdings, Inc.†	8,080	84,759
Dana, Inc.	69,613	879,908
Dorman Products, Inc.†	12,987	908,051
Gentherm, Inc.†	15,930	648,351
Meritor, Inc.†	34,222	697,444
Methode Electronics, Inc.	17,610	552,074
Miller Industries, Inc.	5,324	157,750
Modine Manufacturing Co.†	23,863	127,667
Spartan Motors, Inc.	16,242	277,413
Telenav, Inc.†	16,223	80,304
Tenneco, Inc., Class A†#	24,452	165,296
Titan International, Inc.	24,166	29,724

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Original (continued)
Visteon Corp.†	13,457	$968,904

		6,680,212

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	14,634	37,024
Douglas Dynamics, Inc.	10,796	394,486
Motorcar Parts of America, Inc.†	9,008	142,506
Standard Motor Products, Inc.	10,147	431,755

		1,005,771

B2B/E-Commerce — 0.1%
ePlus, Inc.†	6,432	474,103

Banks - Commercial — 7.2%
1st Constitution Bancorp	4,268	54,801
1st Source Corp.	6,799	235,177
ACNB Corp.	3,861	95,907
Alerus Financial Corp.	1,439	26,089
Allegiance Bancshares, Inc.	9,024	231,105
Amalgamated Bank, Class A	6,675	74,960
American National Bankshares, Inc.	5,154	128,128
Ameris Bancorp	29,446	713,477
Ames National Corp.	4,277	85,968
Arrow Financial Corp.	6,147	179,800
Atlantic Capital Bancshares, Inc.†	10,317	117,614
Atlantic Union Bankshares Corp.	38,496	891,182
BancFirst Corp.	8,973	342,051
Bancorp, Inc.†	24,197	212,934
BancorpSouth Bank	47,813	1,062,883
Bank First Corp.#	2,783	173,520
Bank of Commerce Holdings	8,350	63,710
Bank of Marin Bancorp	6,374	214,485
Bank of N.T. Butterfield & Son, Ltd.	25,517	623,380
Bank of Princeton#	2,705	55,858
Bank7 Corp.	1,791	18,268
Bankwell Financial Group, Inc.	3,203	46,892
Banner Corp.	16,917	635,402
Bar Harbor Bankshares	7,350	144,942
Baycom Corp.†	5,041	66,440
BCB Bancorp, Inc.	7,179	68,847
Bridge Bancorp, Inc.	7,856	167,333
Bridgewater Bancshares, Inc.†	10,771	112,234
Bryn Mawr Bank Corp.	9,585	266,175
Business First Bancshares, Inc.	6,013	87,128
Byline Bancorp, Inc.	11,225	136,384
C&F Financial Corp.	1,627	58,637
Cadence BanCorp	60,512	488,332
Cambridge Bancorp#	2,921	169,418
Camden National Corp.	7,234	242,628
Capital Bancorp, Inc.†	3,881	44,166
Capital City Bank Group, Inc.	6,472	131,705
Capstar Financial Holdings, Inc.	7,035	81,043
Carter Bank & Trust	10,912	77,039
Cathay General Bancorp	36,957	1,004,861
CBTX, Inc.	8,673	177,103
CenterState Bank Corp.	58,099	917,964
Central Pacific Financial Corp.	13,286	214,037
Central Valley Community Bancorp	5,364	80,782
Century Bancorp, Inc., Class A	1,366	102,996
Chemung Financial Corp.	1,729	43,778
Citizens & Northern Corp.	5,779	110,841
City Holding Co.	7,666	482,191
Civista Bancshares, Inc.	7,391	112,639
CNB Financial Corp.	6,995	123,951
Coastal Financial Corp.†	3,739	47,485
Codorus Valley Bancorp, Inc.	4,543	60,195

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Colony Bankcorp, Inc.	3,579	$45,525
Columbia Banking System, Inc.	34,739	846,242
Community Bank System, Inc.	24,504	1,456,028
Community Financial Corp.	2,358	55,885
Community Trust Bancorp, Inc.	7,453	244,757
ConnectOne Bancorp, Inc.	16,359	239,823
CrossFirst Bankshares, Inc.†#	22,831	222,146
Customers Bancorp, Inc.†	13,663	151,523
CVB Financial Corp.	64,346	1,255,390
Eagle Bancorp, Inc.	15,614	505,269
Enterprise Bancorp, Inc.	4,320	99,533
Enterprise Financial Services Corp.	11,711	343,952
Equity Bancshares, Inc., Class A†	7,163	116,829
Esquire Financial Holdings, Inc.†	3,120	53,446
Evans Bancorp, Inc.	2,467	60,293
Farmers & Merchants Bancorp, Inc.	4,858	105,564
Farmers National Banc Corp.	12,339	144,983
FB Financial Corp.	8,199	193,578
Fidelity D&D Bancorp, Inc.	1,346	51,135
Financial Institutions, Inc.	7,457	131,914
First Bancorp, Inc.	4,938	101,772
First Bancorp/North Carolina	14,120	358,930
First BanCorp/Puerto Rico	103,445	565,844
First Bancshares, Inc.	8,975	190,180
First Bank	8,002	59,775
First Busey Corp.	24,751	443,290
First Business Financial Services, Inc.	3,977	65,819
First Choice Bancorp	4,860	68,283
First Commonwealth Financial Corp.	47,158	385,752
First Community Bankshares, Inc.	8,627	184,359
First Financial Bancorp	46,972	624,258
First Financial Bankshares, Inc.	62,515	1,915,460
First Financial Corp.	6,310	221,481
First Foundation, Inc.	18,838	280,686
First Guaranty Bancshares, Inc.	2,483	29,548
First Internet Bancorp	4,556	73,260
First Interstate BancSystem, Inc., Class A	18,239	569,969
First Merchants Corp.	26,004	729,672
First Mid Bancshares, Inc.	7,011	178,430
First Midwest Bancorp, Inc.	51,342	670,013
First Northwest Bancorp	4,221	57,237
First of Long Island Corp.	11,094	169,405
Flagstar Bancorp, Inc.	16,710	489,603
FNCB Bancorp, Inc.	8,243	45,831
Franklin Financial Network, Inc.	6,319	155,827
Franklin Financial Services Corp.	1,996	49,900
Fulton Financial Corp.	77,323	866,791
FVCBankcorp, Inc.†	5,906	65,734
German American Bancorp, Inc.	11,934	369,715
Glacier Bancorp, Inc.	41,861	1,724,255
Great Southern Bancorp, Inc.	5,335	216,388
Great Western Bancorp, Inc.	27,258	388,154
Guaranty Bancshares, Inc.	3,917	99,570
Hancock Whitney Corp.	41,823	904,213
Hanmi Financial Corp.	14,596	131,802
HarborOne Bancorp, Inc.†	12,632	100,677
Hawthorn Bancshares, Inc.	2,726	53,702
HBT Financial, Inc.	4,382	55,739
Heartland Financial USA, Inc.	16,754	536,296
Heritage Commerce Corp.	26,370	214,388
Heritage Financial Corp.	17,660	335,540
Hilltop Holdings, Inc.	33,692	629,703
Home BancShares, Inc.	74,779	1,082,052
HomeStreet, Inc.	10,582	252,063
Hope Bancorp, Inc.	58,125	551,897

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Horizon Bancorp, Inc.	17,983	$184,506
Howard Bancorp, Inc.†	6,208	64,004
IBERIABANK Corp.	25,154	1,066,781
Independent Bank Corp.	10,426	144,087
Independent Bank Corp.	16,003	1,111,728
International Bancshares Corp.	26,806	825,089
Investar Holding Corp.	4,438	57,916
Kearny Financial Corp.	37,503	321,401
Lakeland Bancorp, Inc.	23,482	260,650
Lakeland Financial Corp.#	11,873	506,858
LCNB Corp.	5,856	87,079
Level One Bancorp, Inc.	2,479	46,630
Live Oak Bancshares, Inc.	12,593	170,509
Luther Burbank Corp.	9,616	98,852
Macatawa Bank Corp.	12,531	92,604
Mackinac Financial Corp.	4,442	46,685
MainStreet Bancshares, Inc.†	3,421	45,397
Mercantile Bank Corp.	7,730	177,326
Merchants Bancorp	4,153	70,933
Meta Financial Group, Inc.	16,324	295,791
Metrocity Bankshares, Inc.	7,653	88,469
Metropolitan Bank Holding Corp.†	3,380	94,640
Mid Penn Bancorp, Inc.	3,322	61,989
Midland States Bancorp, Inc.	10,568	158,203
MidWestOne Financial Group, Inc.	5,719	109,748
MVB Financial Corp.	4,618	65,576
National Bankshares, Inc.	3,044	93,755
NBT Bancorp, Inc.	20,572	644,315
Nicolet Bankshares, Inc.†	4,450	248,799
Northeast Bank	3,980	68,297
Northrim BanCorp, Inc.	3,108	71,702
Norwood Financial Corp.	2,781	68,107
Oak Valley Bancorp#	3,297	45,367
OFG Bancorp	24,371	296,108
Ohio Valley Banc Corp.	1,995	49,975
Old National Bancorp	81,480	1,107,313
Old Second Bancorp, Inc.	13,974	107,600
OP Bancorp	6,323	40,088
Opus Bank	10,547	205,561
Origin Bancorp, Inc.	9,206	192,037
Orrstown Financial Services, Inc.	4,875	65,715
Pacific Mercantile Bancorp†	9,372	35,614
Park National Corp.	6,393	478,644
PCB Bancorp	5,860	52,857
PCSB Financial Corp.	7,470	99,799
Peapack-Gladstone Financial Corp.	8,923	168,020
Penns Woods Bancorp, Inc.	3,305	70,925
People’s Utah Bancorp	7,555	187,137
Peoples Bancorp of North Carolina, Inc.	2,218	38,815
Peoples Bancorp, Inc.	8,671	194,837
Peoples Financial Services Corp.	3,321	109,759
Pioneer Bancorp, Inc.†	5,322	50,825
Preferred Bank	6,608	248,263
Premier Financial Bancorp, Inc.	6,283	83,313
Provident Bancorp, Inc.	4,153	35,384
QCR Holdings, Inc.	7,110	215,931
RBB Bancorp	7,821	100,343
Red River Bancshares, Inc.	2,366	95,231
Reliant Bancorp, Inc.	4,919	68,866
Renasant Corp.	26,823	646,971
Republic Bancorp, Inc., Class A	4,669	149,641
Republic First Bancorp, Inc.†	21,043	49,872
Richmond Mutual BanCorp, Inc.	6,048	67,254
S&T Bancorp, Inc.	18,311	407,237
Sandy Spring Bancorp, Inc.	16,644	403,617

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
SB One Bancorp	3,895	$66,176
Seacoast Banking Corp. of Florida†	24,327	529,112
Select Bancorp, Inc.†	7,566	56,745
ServisFirst Bancshares, Inc.	22,923	799,554
Shore Bancshares, Inc.	5,959	59,590
Sierra Bancorp	6,818	128,451
Silvergate Capital Corp., Class A†	1,539	22,454
Simmons First National Corp., Class A	45,940	787,871
SmartFinancial, Inc.	6,132	94,433
South Plains Financial, Inc.	4,875	64,350
South State Corp.	16,126	847,744
Southern First Bancshares, Inc.†	3,412	99,153
Southern National Bancorp of Virginia, Inc.	9,497	95,540
Southside Bancshares, Inc.	15,450	435,690
Spirit of Texas Bancshares, Inc.†	6,622	79,729
Sterling Bancorp, Inc.	7,879	22,455
Stock Yards Bancorp, Inc.	9,765	332,303
Summit Financial Group, Inc.	5,311	89,225
Tompkins Financial Corp.	6,929	445,881
Towne Bank	32,117	605,727
TriCo Bancshares	12,896	365,860
TriState Capital Holdings, Inc.†	13,071	195,411
Triumph Bancorp, Inc.†	10,932	268,381
TrustCo Bank Corp.	45,822	288,679
Trustmark Corp.	31,001	737,514
UMB Financial Corp.	21,357	1,095,187
United Bankshares, Inc.	59,757	1,737,734
United Community Banks, Inc.	37,963	742,177
United Security Bancshares	6,489	39,778
Unity Bancorp, Inc.	3,800	54,378
Univest Financial Corp.	13,860	227,858
Valley National Bancorp	186,823	1,490,848
Veritex Holdings, Inc.	23,847	417,799
Washington Trust Bancorp, Inc.	7,286	232,933
WesBanco, Inc.	31,223	668,797
West Bancorporation, Inc.	7,706	135,934
Westamerica Bancorporation	12,561	740,848
Western New England Bancorp, Inc.	11,484	60,636

		64,472,223

Banks - Fiduciary — 0.0%
Parke Bancorp, Inc.	4,772	66,426
Union Bankshares, Inc.	1,876	36,770

		103,196

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	13,347	540,553

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	17,181	650,816
National Bank Holdings Corp., Class A	14,214	373,828

		1,024,644

Batteries/Battery Systems — 0.1%
EnerSys	20,565	1,301,764

Beverages - Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	14,553	134,906
Coca-Cola Consolidated, Inc.	2,264	551,126
National Beverage Corp.†#	5,691	324,273
New Age Beverages Corp.†#	36,136	54,565

		1,064,870

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.	6,254	234,588

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Brewery — 0.3%
Boston Beer Co., Inc., Class A†#	4,026	$2,273,603
Craft Brew Alliance, Inc.†	5,588	84,435

		2,358,038

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	8,385	82,173
MSG Networks, Inc., Class A†	20,702	256,291

		338,464

Building & Construction Products - Misc. — 1.2%
American Woodmark Corp.†	8,120	509,611
Armstrong Flooring, Inc.†	8,529	29,169
Builders FirstSource, Inc.†	54,926	1,143,010
Caesarstone, Ltd.#	10,864	121,025
Forterra, Inc.†	8,949	78,930
Gibraltar Industries, Inc.†	15,554	684,532
Louisiana-Pacific Corp.	54,303	1,282,094
Patrick Industries, Inc.	10,868	563,723
Select Interior Concepts, Inc., Class A†	9,996	32,087
Simpson Manufacturing Co., Inc.	21,587	1,728,256
Summit Materials, Inc., Class A†	54,827	832,822
Trex Co., Inc.†	28,318	3,401,558

		10,406,817

Building & Construction - Misc. — 0.6%
Comfort Systems USA, Inc.	17,527	648,499
Concrete Pumping Holdings, Inc.†	12,772	42,531
EMCOR Group, Inc.	26,901	1,709,558
IES Holdings, Inc.†	3,977	93,062
MYR Group, Inc.†	7,757	223,479
NV5 Global, Inc.†	4,989	235,281
TopBuild Corp.†	16,126	1,849,491
WillScot Corp.†	24,887	331,993

		5,133,894

Building Products - Air & Heating — 0.2%
AAON, Inc.	19,789	1,071,970
SPX Corp.†	21,051	841,619

		1,913,589

Building Products - Cement — 0.0%
US Concrete, Inc.†	7,699	160,601

Building Products - Doors & Windows — 0.3%
Apogee Enterprises, Inc.	12,608	260,355
Cornerstone Building Brands, Inc.†	22,156	120,085
Griffon Corp.	17,583	295,394
JELD-WEN Holding, Inc.†	32,544	443,575
Masonite International Corp.†	11,870	787,931
PGT Innovations, Inc.†	27,344	372,152

		2,279,492

Building Products - Wood — 0.2%
Boise Cascade Co.	18,715	636,871
UFP Industries, Inc.	28,694	1,312,177

		1,949,048

Building - Heavy Construction — 0.5%
Aegion Corp.†	14,679	220,332
Arcosa, Inc.	23,459	895,430
Construction Partners, Inc., Class A†	9,001	159,318
Dycom Industries, Inc.†	14,651	616,807
Granite Construction, Inc.	22,601	397,778
Great Lakes Dredge & Dock Corp.†	29,365	272,213
MasTec, Inc.†	28,924	1,132,375
Primoris Services Corp.	21,353	356,381

Security Description	Shares	Value (Note 2)

Building - Heavy Construction (continued)
Sterling Construction Co., Inc.†	12,580	$113,849
Tutor Perini Corp.†	19,220	201,810

		4,366,293

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	32,085	985,972
BrightView Holdings, Inc.†	15,034	205,815

		1,191,787

Building - Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	4,151	789,479
LCI Industries	11,759	1,163,318
Skyline Champion Corp.†	24,257	602,544
Winnebago Industries, Inc.	14,989	815,401

		3,370,742

Building - Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	14,043	137,902
Century Communities, Inc.†	13,780	407,061
Forestar Group, Inc.†	8,014	121,573
Green Brick Partners, Inc.†	11,716	125,361
Installed Building Products, Inc.†	10,914	701,552
KB Home	41,813	1,383,174
LGI Homes, Inc.†	9,653	805,253
M/I Homes, Inc.†	13,061	437,282
MDC Holdings, Inc.	24,338	827,249
Meritage Homes Corp.†	17,458	1,213,331
Taylor Morrison Home Corp., Class A†	62,964	1,217,094
TRI Pointe Group, Inc.†	66,690	955,001

		8,331,833

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	22,283	222,162
Liberty Latin America, Ltd., Class C†	54,854	526,598
WideOpenWest, Inc.†	11,871	77,280

		826,040

Casino Hotels — 0.1%
Boyd Gaming Corp.	38,834	830,271
Century Casinos, Inc.†	13,132	71,832

		902,103

Casino Services — 0.2%
Eldorado Resorts, Inc.†	31,746	1,125,713
Everi Holdings, Inc.†	38,703	240,345
Scientific Games Corp.†	26,879	422,807

		1,788,865

Cellular Telecom — 0.0%
Cambium Networks Corp.†	2,661	11,655

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	13,445	159,189
Codexis, Inc.†	25,473	316,375
Innospec, Inc.	11,713	902,955
Koppers Holdings, Inc.†	9,068	150,257
Orion Engineered Carbons SA	29,039	321,171
Quaker Chemical Corp.#	6,323	1,080,284
Stepan Co.	9,864	958,386

		3,888,617

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	23,515	51,028

Chemicals - Other — 0.0%
American Vanguard Corp.	13,899	184,857

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Plastics — 0.1%
PolyOne Corp.	44,393	$1,100,059

Chemicals - Specialty — 1.0%
Amyris, Inc.†#	28,746	107,223
Balchem Corp.	15,517	1,561,786
Ferro Corp.†	39,328	472,723
GCP Applied Technologies, Inc.†	26,066	524,969
H.B. Fuller Co.	24,541	923,232
Hawkins, Inc.	4,699	201,587
Ingevity Corp.†	20,262	1,067,200
Kraton Corp.†	15,082	230,001
Minerals Technologies, Inc.	16,608	818,940
Oil-Dri Corp. of America	2,533	89,744
PQ Group Holdings, Inc.†	18,252	229,063
Rogers Corp.†	8,917	965,354
Sensient Technologies Corp.	20,417	1,023,300
Tronox Holdings PLC, Class A	43,985	292,060
Valhi, Inc.	13,953	10,938

		8,518,120

Circuit Boards — 0.1%
TTM Technologies, Inc.†	47,729	552,225

Coal — 0.1%
Advanced Emissions Solutions, Inc.#	7,929	39,962
Arch Resources, Inc., Class A	7,265	239,454
CONSOL Energy, Inc.†	12,431	84,655
Hallador Energy Co.	9,795	6,892
NACCO Industries, Inc., Class A	1,777	46,700
Peabody Energy Corp.	30,853	97,187
Ramaco Resources, Inc.†	3,942	10,683
SunCoke Energy, Inc.	34,145	116,434
Warrior Met Coal, Inc.#	24,909	350,719

		992,686

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	10,914	106,521

Coffee — 0.0%
Farmer Brothers Co.†	5,158	39,768
Youngevity International, Inc.†#	4,152	6,976

		46,744

Commercial Services — 0.6%
Acacia Research Corp.†	23,721	61,438
Collectors Universe, Inc.	4,325	96,188
Emerald Holding, Inc.	11,909	26,438
HMS Holdings Corp.†	42,306	1,321,640
LiveRamp Holdings, Inc.†	32,300	1,628,889
Medifast, Inc.#	5,340	546,496
National Research Corp.	5,796	328,749
Progyny, Inc.†	5,717	142,696
SP Plus Corp.†	10,990	223,866
Team, Inc.†#	14,352	70,755
WW International, Inc.†	22,519	538,204

		4,985,359

Commercial Services - Finance — 0.4%
Cardtronics PLC, Class A†	17,719	428,623
Cass Information Systems, Inc.	6,785	273,707
CBIZ, Inc.†	24,723	559,976
EVERTEC, Inc.	29,225	851,032
Evo Payments, Inc., Class A†	19,254	426,284
Green Dot Corp., Class A†	23,311	890,014
PRGX Global, Inc.†	9,844	38,785
Priority Technology Holdings, Inc.†	3,158	5,905

		3,474,326

Security Description	Shares	Value (Note 2)

Communications Software — 0.1%
Avaya Holdings Corp.†	45,995	$671,527
Pareteum Corp.†#	62,035	27,053

		698,580

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†#	19,273	753,382

Computer Data Security — 0.7%
ForeScout Technologies, Inc.†#	20,820	491,144
OneSpan, Inc.†	15,784	320,731
Ping Identity Holding Corp.†	6,637	187,893
Qualys, Inc.†	16,221	1,870,606
Rapid7, Inc.†	23,749	1,161,089
SecureWorks Corp., Class A†	3,931	52,911
Tenable Holdings, Inc.†	18,156	567,738
Varonis Systems, Inc.†	14,455	1,219,857

		5,871,969

Computer Services — 1.1%
Conduent, Inc.†	83,393	199,309
ExlService Holdings, Inc.†	16,154	988,140
Insight Enterprises, Inc.†	16,836	863,013
MAXIMUS, Inc.	30,653	2,207,629
Parsons Corp.†#	9,259	376,471
Perspecta, Inc.	67,416	1,494,613
Rimini Street, Inc.†	9,791	45,137
Science Applications International Corp.	27,897	2,456,052
StarTek, Inc.†	7,997	33,667
Sykes Enterprises, Inc.†	18,423	502,211
TTEC Holdings, Inc.	8,353	353,833
Unisys Corp.†	24,545	278,831
Virtusa Corp.†	13,825	415,718

		10,214,624

Computer Software — 1.1%
Avid Technology, Inc.†	13,654	96,397
Bandwidth, Inc., Class A†	7,745	858,533
Box, Inc., Class A†	70,527	1,409,129
Cloudera, Inc.†#	119,130	1,221,082
Cornerstone OnDemand, Inc.†	27,452	1,061,020
Envestnet, Inc.†	23,260	1,688,909
J2 Global, Inc.#	22,473	1,759,636
Simulations Plus, Inc.	5,756	291,657
TiVo Corp.	59,913	364,870
Yext, Inc.†#	46,373	732,230
Zuora, Inc., Class A†	42,612	511,770

		9,995,233

Computers - Integrated Systems — 0.3%
Cubic Corp.	15,067	620,911
Diebold Nixdorf, Inc.†#	37,004	177,249
MTS Systems Corp.	9,342	164,512
NetScout Systems, Inc.†	34,155	938,238
PAR Technology Corp.†	5,572	139,356

		2,040,266

Computers - Other — 0.4%
3D Systems Corp.†#	55,422	408,460
Lumentum Holdings, Inc.†	36,051	2,643,259
PlayAGS, Inc.†	12,820	66,792
Stratasys, Ltd.†#	24,775	442,482

		3,560,993

Computers - Periphery Equipment — 0.0%
Mitek Systems, Inc.†	19,153	178,697

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Voice Recognition — 0.0%
Vocera Communications, Inc.†#	15,005	$294,548

Consulting Services — 0.6%
CRA International, Inc.	3,632	146,697
Forrester Research, Inc.†	5,181	162,683
Franklin Covey Co.†	4,694	99,982
FTI Consulting, Inc.†	17,946	2,161,775
GP Strategies Corp.†	6,159	48,348
Hackett Group, Inc.	11,781	162,460
Huron Consulting Group, Inc.†	10,804	499,793
ICF International, Inc.	8,745	573,497
Information Services Group, Inc.†	17,190	29,567
Kelly Services, Inc., Class A	15,960	239,241
R1 RCM, Inc.†	50,012	530,627
Vectrus, Inc.†	5,440	298,765

		4,953,435

Consumer Products - Misc. — 0.5%
Central Garden & Pet Co.†	4,770	175,011
Central Garden & Pet Co., Class A†	19,480	667,385
Helen of Troy, Ltd.†	12,102	2,201,596
Quanex Building Products Corp.	15,899	197,147
WD-40 Co.	6,622	1,270,431

		4,511,570

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	12,464	423,527
Greif, Inc., Class B	2,905	111,377

		534,904

Containers - Paper/Plastic — 0.1%
Matthews International Corp., Class A	14,652	303,296
TriMas Corp.†	21,603	510,911
UFP Technologies, Inc.†	3,256	147,204

		961,411

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	12,642	216,684
Edgewell Personal Care Co.†	26,050	792,441
Inter Parfums, Inc.	8,482	393,650
Revlon, Inc., Class A†#	3,326	34,058

		1,436,833

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	11,060	86,821

Data Processing/Management — 0.3%
Bottomline Technologies DE, Inc.†	20,868	1,055,921
CommVault Systems, Inc.†	20,118	813,974
CSG Systems International, Inc.	15,850	750,498

		2,620,393

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	40,284	793,192

Diagnostic Equipment — 0.5%
Accelerate Diagnostics, Inc.†#	13,142	109,736
BioTelemetry, Inc.†	15,990	754,408
GenMark Diagnostics, Inc.†	26,718	253,554
Quanterix Corp.†#	6,433	177,487
Repligen Corp.†	25,186	3,298,610

		4,593,795

Diagnostic Kits — 0.6%
Celcuity, Inc.†	2,835	27,585
Meridian Bioscience, Inc.†	20,292	313,714
Natera, Inc.†	30,031	1,316,859

Security Description	Shares	Value (Note 2)

Diagnostic Kits (continued)
OraSure Technologies, Inc.†	29,636	$430,908
Precision BioSciences, Inc.†#	17,310	121,343
Quidel Corp.†	17,240	3,017,000

		5,227,409

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	8,839	54,713

Direct Marketing — 0.0%
Quotient Technology, Inc.†	36,151	251,611

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†#	3,498	57,542
CONMED Corp.	13,127	963,653
Merit Medical Systems, Inc.†	25,817	1,161,507
Utah Medical Products, Inc.	1,677	166,828

		2,349,530

Distribution/Wholesale — 0.7%
Anixter International, Inc.†	14,688	1,405,789
Core-Mark Holding Co., Inc.	21,830	610,803
EVI Industries, Inc.†#	2,218	43,606
Fossil Group, Inc.†#	22,546	68,765
G-III Apparel Group, Ltd.†	21,265	219,668
H&E Equipment Services, Inc.	15,387	263,733
ScanSource, Inc.†	12,221	301,248
SiteOne Landscape Supply, Inc.†	19,693	2,093,563
Systemax, Inc.	5,959	125,079
Titan Machinery, Inc.†	9,126	95,549
Triton International, Ltd.	26,067	795,044
Veritiv Corp.†	6,244	77,800

		6,100,647

Diversified Manufacturing Operations — 0.4%
Chase Corp.	3,526	351,366
Enerpac Tool Group Corp.	26,496	474,278
EnPro Industries, Inc.	9,913	446,878
Fabrinet†	17,568	1,123,298
Federal Signal Corp.	28,792	838,999
LSB Industries, Inc.†	10,835	11,702
NL Industries, Inc.	4,030	12,614
Standex International Corp.	5,947	314,656

		3,573,791

Diversified Minerals — 0.1%
Covia Holdings Corp.†#	20,043	10,062
Livent Corp.†	70,676	476,356
United States Lime & Minerals, Inc.	967	71,713

		558,131

Diversified Operations — 0.0%
Professional Holding Corp., Class A†	1,645	23,326

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	9,668	177,311

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†#	77,926	223,647
BioDelivery Sciences International, Inc.†	40,242	192,357
Heron Therapeutics, Inc.†#	40,499	737,892
Revance Therapeutics, Inc.†	24,869	519,762
Senseonics Holdings, Inc.†	59,002	27,536

		1,701,194

E-Commerce/Products — 0.2%
1-800-Flowers.com, Inc., Class A†	11,952	264,617
Lands’ End, Inc.†	5,117	32,135
Liquidity Services, Inc.†	12,789	73,025

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products (continued)
Overstock.com, Inc.†	16,909	$310,618
RealReal, Inc.†	24,986	335,062
Stitch Fix, Inc., Class A†#	19,922	460,597

		1,476,054

E-Commerce/Services — 0.5%
Cargurus, Inc.†	36,127	938,579
Cars.com, Inc.†	32,322	199,427
ChannelAdvisor Corp.†	12,864	179,453
Eventbrite, Inc., Class A†	17,605	151,755
EverQuote, Inc., Class A†	4,237	228,459
Groupon, Inc.†#	217,686	277,550
Leaf Group, Ltd.†	8,439	23,038
Shutterstock, Inc.	9,199	348,826
Stamps.com, Inc.†	7,958	1,576,878
Travelzoo†	2,533	15,502
TrueCar, Inc.†	50,522	136,409
Upwork, Inc.†	27,661	344,103

		4,419,979

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	6,898	469,685
comScore, Inc.†	23,591	88,820
QuinStreet, Inc.†	22,294	226,061
Rubicon Project, Inc.†	47,112	295,392

		1,079,958

E-Services/Consulting — 0.1%
Perficient, Inc.†	15,393	523,978

Electric Products - Misc. — 0.2%
Graham Corp.	4,624	52,899
nLight, Inc.†	15,923	343,300
Novanta, Inc.†	16,227	1,666,675

		2,062,874

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	6,838	58,875
Spark Energy, Inc., Class A#	5,703	46,879
Unitil Corp.	7,034	338,828

		444,582

Electric - Generation — 0.2%
Atlantic Power Corp.†	51,504	108,158
Charah Solutions, Inc.†#	4,485	8,297
Ormat Technologies, Inc.	19,124	1,392,419

		1,508,874

Electric - Integrated — 1.5%
ALLETE, Inc.	24,985	1,467,369
Ameresco, Inc., Class A†	10,825	232,305
Avista Corp.	32,087	1,256,848
Black Hills Corp.	29,431	1,816,187
El Paso Electric Co.	19,562	1,329,629
MGE Energy, Inc.	16,819	1,141,842
NorthWestern Corp.	24,412	1,467,649
Otter Tail Corp.	19,001	815,333
PNM Resources, Inc.	38,316	1,564,059
Portland General Electric Co.	43,270	2,038,450

		13,129,671

Electronic Components - Misc. — 0.9%
Advanced Energy Industries, Inc.†	18,344	1,225,930
Applied Optoelectronics, Inc.†#	9,158	80,865
Atkore International Group, Inc.†	22,874	613,938
Bel Fuse, Inc., Class B	4,756	44,564

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Benchmark Electronics, Inc.	17,790	$376,970
Comtech Telecommunications Corp.	11,432	203,604
IntriCon Corp.†	3,953	55,895
KEMET Corp.	27,432	741,487
Kimball Electronics, Inc.†	11,823	167,768
Knowles Corp.†	39,198	589,538
NVE Corp.	2,299	139,158
OSI Systems, Inc.†	8,134	616,313
Plexus Corp.†	13,929	894,520
Sanmina Corp.†	33,078	880,206
SMART Global Holdings, Inc.†	6,529	174,847
Transcat, Inc.†	3,363	84,210
Vishay Intertechnology, Inc.	63,935	1,039,583
Vishay Precision Group, Inc.†	5,025	118,691
ZAGG, Inc.†#	13,516	40,345

		8,088,432

Electronic Components - Semiconductors — 1.7%
Adesto Technologies Corp.†#	13,043	157,429
Alpha & Omega Semiconductor, Ltd.†	9,749	102,559
Ambarella, Inc.†	15,593	884,747
Amkor Technology, Inc.†	47,328	500,730
AXT, Inc.†	18,556	98,161
CEVA, Inc.†	10,463	360,660
CTS Corp.	15,660	334,184
Diodes, Inc.†	20,017	973,627
DSP Group, Inc.†	10,630	191,553
GSI Technology, Inc.†	7,733	58,230
Impinj, Inc.†	8,087	209,049
Inphi Corp.†	21,662	2,722,264
Lattice Semiconductor Corp.†#	60,790	1,511,847
MACOM Technology Solutions Holdings, Inc.†#	22,140	702,945
Photronics, Inc.†	30,658	367,589
Rambus, Inc.†	53,218	827,008
Semtech Corp.†	31,757	1,688,837
Silicon Laboratories, Inc.†	20,716	1,940,261
SiTime Corp.†	2,361	70,381
Synaptics, Inc.†	16,497	1,051,189
Xperi Corp.	23,732	326,315

		15,079,565

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	13,782	843,321
FARO Technologies, Inc.†	8,302	467,237
Fitbit, Inc., Class A†	111,459	706,650
Itron, Inc.†	16,525	1,064,540
Mesa Laboratories, Inc.	1,926	508,946
Stoneridge, Inc.†	12,749	262,374

		3,853,068

Electronic Parts Distribution — 0.3%
Tech Data Corp.†	17,113	2,331,475

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	20,435	966,371
Napco Security Technologies, Inc.†	5,573	126,618
Wrap Technologies, Inc.†#	3,944	25,439

		1,118,428

Electronics - Military — 0.3%
Mercury Systems, Inc.†	26,143	2,335,877

Energy - Alternate Sources — 0.8%
Clean Energy Fuels Corp.†	64,731	135,288
Enphase Energy, Inc.†	44,254	2,575,140
FutureFuel Corp.	12,441	162,728

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Energy - Alternate Sources (continued)
Green Plains, Inc.	16,532	$141,349
Plug Power, Inc.†#	143,587	604,501
Renewable Energy Group, Inc.†	17,734	504,532
REX American Resources Corp.†	2,702	158,472
Sunnova Energy International, Inc.†#	15,314	229,710
SunPower Corp.†#	35,731	257,978
Sunrun, Inc.†	54,450	909,315
TerraForm Power, Inc., Class A	38,233	702,723
TPI Composites, Inc.†	13,916	288,757
Vivint Solar, Inc.†	21,269	159,943

		6,830,436

Engineering/R&D Services — 0.4%
Exponent, Inc.	24,933	1,851,026
Iteris, Inc.†	19,342	93,035
KBR, Inc.	68,245	1,600,345
Mistras Group, Inc.†	8,672	35,035
VSE Corp.	4,201	109,226

		3,688,667

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.#	19,838	32,534

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	55,496	1,530,580
American Software, Inc., Class A	14,287	277,882
Appian Corp.†#	16,411	934,770
Benefitfocus, Inc.†#	14,277	181,746
Blackbaud, Inc.	23,546	1,380,031
Blackline, Inc.†	20,832	1,547,818
Daily Journal Corp.†#	546	152,935
Domo, Inc., Class B†	8,607	217,929
Donnelley Financial Solutions, Inc.†	15,022	122,429
eGain Corp.†	9,922	103,288
Everbridge, Inc.†	16,020	2,343,085
Evolent Health, Inc., Class A†	35,689	316,918
Exela Technologies, Inc.†#	21,603	7,017
Intelligent Systems Corp.†	3,286	105,251
LivePerson, Inc.†#	29,924	1,120,654
ManTech International Corp., Class A	12,905	1,003,235
MicroStrategy, Inc., Class A†	3,920	487,962
MobileIron, Inc.†	47,483	214,623
Omnicell, Inc.†	19,965	1,335,858
Phunware, Inc.†#	15,226	19,641
Progress Software Corp.	21,719	877,448
PROS Holdings, Inc.†	16,063	625,654
QAD, Inc., Class A	5,523	252,235
SailPoint Technologies Holding, Inc.†	41,317	943,267
SPS Commerce, Inc.†	16,857	1,148,973
SVMK, Inc.†	41,833	842,935
Verint Systems, Inc.†	32,008	1,484,211
Workiva, Inc.†	17,705	788,581

		20,366,956

Entertainment Software — 0.1%
Glu Mobile, Inc.†	55,807	556,954
Inspired Entertainment, Inc.†#	4,262	11,465

		568,419

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	26,300	2,075,070

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	12,311	1,017,012

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,515	885,240

Security Description	Shares	Value (Note 2)

Finance - Commercial (continued)
Marlin Business Services Corp.	4,157	$31,136
MMA Capital Holdings, Inc.†	2,317	57,833
NewStar Financial, Inc. CVR†(1)	17,919	9,676
On Deck Capital, Inc.†	28,000	20,941

		1,004,826

Finance - Consumer Loans — 0.3%
Curo Group Holdings Corp.	7,490	50,108
Elevate Credit, Inc.†	10,545	17,926
Encore Capital Group, Inc.†	14,889	473,023
Enova International, Inc.†	15,524	219,665
EZCORP, Inc., Class A†	24,504	126,441
International Money Express, Inc.†	8,687	95,818
LendingClub Corp.†	32,343	173,035
Nelnet, Inc., Class A	8,626	425,176
Ocwen Financial Corp.†	64,892	47,968
Paysign, Inc.†#	14,558	105,109
PRA Group, Inc.†	21,689	740,029
Regional Management Corp.†	4,126	65,438
World Acceptance Corp.†#	2,638	175,427

		2,715,163

Finance - Credit Card — 0.0%
I3 Verticals, Inc., Class A†#	7,054	203,578

Finance - Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	9,321	121,546
Arlington Asset Investment Corp., Class A#	17,386	41,726
Cowen, Inc., Class A	13,597	177,713
Diamond Hill Investment Group, Inc.	1,514	158,910
GAIN Capital Holdings, Inc.#	9,314	58,492
Greenhill & Co., Inc.	7,342	73,200
Houlihan Lokey, Inc.	20,281	1,226,595
INTL. FCStone, Inc.†	7,684	391,961
Moelis & Co., Class A	22,881	769,488
Oppenheimer Holdings, Inc., Class A	4,600	97,428
Piper Sandler Cos.	6,385	380,801
PJT Partners, Inc., Class A	10,896	595,902
Siebert Financial Corp.†	4,099	28,037

		4,121,799

Finance - Mortgage Loan/Banker — 0.2%
Ellington Financial, Inc.	19,199	195,830
Federal Agricultural Mtg. Corp., Class C	4,347	278,773
Mr. Cooper Group, Inc.†	36,674	408,915
Oportun Financial Corp.†	3,494	33,717
PennyMac Financial Services, Inc.	12,036	404,169
Velocity Financial, Inc.†	3,524	13,708

		1,335,112

Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	36,251	256,657
NMI Holdings, Inc., Class A†	31,807	488,715
Radian Group, Inc.	97,534	1,548,840

		2,294,212

Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†.	26,067	308,112
Axon Enterprise, Inc.†	28,109	2,135,160
Sturm Ruger & Co., Inc.	8,057	502,273

		2,945,545

Food - Baking — 0.1%
Hostess Brands, Inc.†	57,582	695,303

Food - Canned — 0.0%
Landec Corp.†	12,478	133,140

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Canned (continued)
Seneca Foods Corp., Class A†	3,148	$114,808

		247,948

Food - Catering — 0.1%
Healthcare Services Group, Inc.	35,839	857,269

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	8,084	287,952

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,412	79,114

Food - Misc./Diversified — 0.6%
B&G Foods, Inc.#	30,576	709,975
BellRing Brands, Inc., Class A†	19,165	384,833
Bridgford Foods Corp.†	834	13,144
Cal-Maine Foods, Inc.†	15,180	676,421
J&J Snack Foods Corp.	7,287	937,327
John B. Sanfilippo & Son, Inc.	4,156	361,322
Lancaster Colony Corp.	9,110	1,398,020
Simply Good Foods Co.†	39,761	677,130

		5,158,172

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	6,817	290,472
Natural Grocers by Vitamin Cottage, Inc.	4,367	62,885
Village Super Market, Inc., Class A	3,976	95,146
Weis Markets, Inc.	4,598	256,246

		704,749

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	7,809	456,905
Chefs’ Warehouse, Inc.†	11,771	174,211
HF Foods Group, Inc.†#	10,595	75,860
Performance Food Group Co.†	61,626	1,642,333
SpartanNash Co.	17,277	369,900
United Natural Foods, Inc.†	25,691	503,544

		3,222,753

Footwear & Related Apparel — 0.3%
Crocs, Inc.†	33,252	952,670
Rocky Brands, Inc.	3,341	69,292
Steven Madden, Ltd.	40,475	951,972
Weyco Group, Inc.	2,926	54,629
Wolverine World Wide, Inc.	38,367	803,405

		2,831,968

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	7,914	148,150

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	8,241	100,499
Monarch Casino & Resort, Inc.†	5,462	219,245
Red Rock Resorts, Inc., Class A	33,642	464,260
Twin River Worldwide Holdings, Inc.	8,405	175,748

		959,752

Gas - Distribution — 1.2%
Chesapeake Utilities Corp.	7,700	695,618
New Jersey Resources Corp.	45,836	1,609,760
Northwest Natural Holding Co.	14,579	934,660
ONE Gas, Inc.	25,180	2,114,365
RGC Resources, Inc.	3,623	95,647
South Jersey Industries, Inc.	44,641	1,266,019
Southwest Gas Holdings, Inc.	26,172	1,987,763
Spire, Inc.	23,960	1,747,163

		10,450,995

Security Description	Shares	Value (Note 2)

Gold Mining — 0.1%
Gold Resource Corp.	29,249	$114,071
Novagold Resources, Inc.†	111,527	1,066,198

		1,180,269

Golf — 0.1%
Acushnet Holdings Corp.	16,955	566,636
Callaway Golf Co.	45,041	690,028
Drive Shack, Inc.†#	29,119	51,832

		1,308,496

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	7,238	122,756
US Ecology, Inc.	11,619	391,212

		513,968

Health Care Cost Containment — 0.3%
CorVel Corp.†	4,261	289,279
HealthEquity, Inc.†#	33,372	2,068,063

		2,357,342

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	27,012	2,246,048

Home Furnishings — 0.1%
Casper Sleep, Inc.†#	3,249	22,938
Ethan Allen Interiors, Inc.	11,283	127,498
Flexsteel Industries, Inc.	3,644	36,185
Hooker Furniture Corp.	5,601	91,296
Purple Innovation, Inc.†#	4,009	57,489
Sleep Number Corp.†	13,457	419,455

		754,861

Hotels/Motels — 0.1%
BBX Capital Corp.	30,974	55,444
Bluegreen Vacations Corp.#	3,450	15,042
Marcus Corp.	10,778	145,287
Red Lion Hotels Corp.†	11,613	20,439
St. Joe Co.†	16,089	309,713
Target Hospitality Corp.†	15,656	37,261

		583,186

Housewares — 0.0%
Lifetime Brands, Inc.	5,716	32,524
Tupperware Brands Corp.	23,513	75,947

		108,471

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	22,187	984,215
ASGN, Inc.†	24,625	1,516,654
Barrett Business Services, Inc.	3,495	177,196
BG Staffing, Inc.	4,783	49,935
Cross Country Healthcare, Inc.†	17,217	104,507
Heidrick & Struggles International, Inc.	9,069	201,150
Insperity, Inc.	17,828	924,204
Kforce, Inc.	9,747	294,359
Korn Ferry	26,610	805,219
Resources Connection, Inc.	14,734	161,927
TriNet Group, Inc.†	21,153	1,136,551
TrueBlue, Inc.†	18,635	288,097
Willdan Group, Inc.†	4,841	118,362

		6,762,376

Identification Systems — 0.1%
Brady Corp., Class A	23,327	1,192,710
Digimarc Corp.†#	5,648	97,089

		1,289,799

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	16,797	$340,811
Clearway Energy, Inc., Class C	38,163	836,151

		1,176,962

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†#	14,579	107,739
GoPro, Inc., Class A†#	61,464	289,495

		397,234

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	10,717	243,812

Instruments - Controls — 0.1%
Allied Motion Technologies, Inc.	3,407	123,299
Watts Water Technologies, Inc., Class A	13,301	1,106,111

		1,229,410

Instruments - Scientific — 0.0%
Fluidigm Corp.†	33,312	145,240

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	8,514	105,574
Crawford & Co., Class A	7,845	47,227
eHealth, Inc.†	10,982	1,432,272
Goosehead Insurance, Inc., Class A†	5,507	330,145

		1,915,218

Insurance - Life/Health — 0.3%
American Equity Investment Life Holding Co.	43,442	942,257
Benefytt Technologies, Inc.†	4,701	92,281
CNO Financial Group, Inc.	71,424	1,024,934
FBL Financial Group, Inc., Class A	4,666	166,623
GWG Holdings, Inc.†#	1,396	11,042
Independence Holding Co.	2,394	69,546
National Western Life Group, Inc., Class A	1,099	215,327
Trupanion, Inc.†#	13,881	418,096

		2,940,106

Insurance - Multi-line — 0.1%
Citizens, Inc.†#	23,835	144,917
Genworth Financial, Inc., Class A†	243,913	743,934

		888,851

Insurance - Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	21,775	292,221
AMERISAFE, Inc.	9,208	565,187
Donegal Group, Inc., Class A	4,976	70,908
Employers Holdings, Inc.	15,212	454,687
Enstar Group, Ltd.†	5,540	788,896
FedNat Holding Co.	5,563	67,813
Hallmark Financial Services, Inc.†	6,294	14,665
HCI Group, Inc.	2,953	132,442
Heritage Insurance Holdings, Inc.	12,632	158,405
Horace Mann Educators Corp.	19,929	727,807
Investors Title Co.	672	84,739
James River Group Holdings, Ltd.	14,269	551,782
Kinsale Capital Group, Inc.	9,844	1,469,906
National General Holdings Corp.	32,659	662,978
NI Holdings, Inc.†	4,598	68,924
Palomar Holdings, Inc.†	8,906	662,785
ProAssurance Corp.	25,684	354,439
ProSight Global, Inc.†	4,275	37,877
Protective Insurance Corp., Class B	4,415	61,015
RLI Corp.	19,249	1,519,901
Safety Insurance Group, Inc.	7,116	542,524
Selective Insurance Group, Inc.	28,205	1,479,352
State Auto Financial Corp.	8,293	165,362

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Stewart Information Services Corp.	11,301	$348,297
Tiptree, Inc.	11,983	73,096
United Fire Group, Inc.	10,206	273,827
United Insurance Holdings Corp.	9,935	77,890
Universal Insurance Holdings, Inc.	14,323	255,809
Watford Holdings, Ltd.†	8,590	126,874

		12,090,408

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	15,735	482,907
Essent Group, Ltd.	46,423	1,534,280
Global Indemnity, Ltd.	4,007	97,210
Greenlight Capital Re, Ltd., Class A†#	14,052	101,737
Third Point Reinsurance, Ltd.†	35,613	262,824

		2,478,958

Internet Application Software — 0.1%
Tucows, Inc., Class A†#	4,548	273,198
VirnetX Holding Corp.#	29,561	196,581

		469,779

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	20,939	286,864
Cogent Communications Holdings, Inc.	20,446	1,564,528

		1,851,392

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	55,704	275,178

Internet Content - Information/News — 0.2%
DHI Group, Inc.†	24,132	64,432
HealthStream, Inc.†	12,552	285,935
LiveXLive Media, Inc.†#	16,085	46,003
TechTarget, Inc.†	11,099	305,112
Yelp, Inc.†	33,034	718,159

		1,419,641

Internet Security — 0.0%
Zix Corp.†	25,755	173,074

Internet Telephone — 0.1%
8x8, Inc.†	46,614	677,768

Investment Companies — 0.0%
Altus Midstream Co., Class A†	24,273	16,748
Medallion Financial Corp.†#	9,941	23,162
PDL Community Bancorp†	4,020	35,939
Rafael Holdings, Inc., Class B†	5,195	89,822

		165,671

Investment Management/Advisor Services — 1.0%
Altisource Portfolio Solutions SA†#	2,722	38,734
Ares Management Corp., Class A	34,452	1,300,907
Artisan Partners Asset Management, Inc., Class A	24,113	698,554
AssetMark Financial Holdings, Inc.†	6,637	177,208
Associated Capital Group, Inc., Class A	926	38,049
B. Riley Financial, Inc.	9,886	190,108
Blucora, Inc.†	23,438	284,772
Boston Private Financial Holdings, Inc.	39,965	274,559
BrightSphere Investment Group, Inc.	31,677	264,503
Cohen & Steers, Inc.	10,975	697,461
Columbia Financial, Inc.†	25,117	354,150
Federated Hermes, Inc.	46,467	1,028,779
Focus Financial Partners, Inc., Class A†	14,777	411,392
GAMCO Investors, Inc., Class A	2,495	32,235
Hamilton Lane, Inc., Class A	10,614	776,626
Pzena Investment Management, Inc., Class A	8,509	34,717

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Sculptor Capital Management, Inc.	8,116	$101,775
Silvercrest Asset Management Group, Inc., Class A	4,170	46,996
Stifel Financial Corp.	32,027	1,528,008
Virtus Investment Partners, Inc.	3,121	290,191
Waddell & Reed Financial, Inc., Class A#	32,753	427,099
Westwood Holdings Group, Inc.	3,888	68,934
WisdomTree Investments, Inc.	64,225	192,033

		9,257,790

Lasers - System/Components — 0.2%
II-VI, Inc.†#	43,536	2,069,266

Leisure Products — 0.0%
Escalade, Inc.	5,084	51,247
Johnson Outdoors, Inc., Class A	2,580	200,234

		251,481

Linen Supply & Related Items — 0.1%
UniFirst Corp.	7,295	1,311,641

Machine Tools & Related Products — 0.2%
Hurco Cos., Inc.	3,109	97,187
Kennametal, Inc.	39,576	1,097,838
Luxfer Holdings PLC	13,212	184,836

		1,379,861

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	10,763	457,212
Hyster-Yale Materials Handling, Inc.	4,875	178,474
Manitowoc Co, Inc.†	16,906	158,071
Terex Corp.	30,538	480,057

		1,273,814

Machinery - Electrical — 0.2%
Argan, Inc.	7,093	262,370
Bloom Energy Corp., Class A†#	26,559	213,269
Franklin Electric Co., Inc.	22,273	1,129,686

		1,605,325

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,697	485,294
Lindsay Corp.	5,203	488,666

		973,960

Machinery - General Industrial — 0.6%
Albany International Corp., Class A	14,759	889,968
Altra Industrial Motion Corp.	31,002	961,062
Applied Industrial Technologies, Inc.	18,481	1,071,898
Chart Industries, Inc.†	17,356	681,223
DXP Enterprises, Inc.†	7,836	138,149
Gencor Industries, Inc.†	4,377	52,130
Kadant, Inc.	5,294	512,618
Tennant Co.	8,669	554,296
Twin Disc, Inc.†	5,034	27,636
Welbilt, Inc.†	62,578	380,474

		5,269,454

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	11,104	337,673

Machinery - Pumps — 0.3%
Cactus, Inc., Class A	22,689	432,906
CSW Industrials, Inc.	7,163	512,584
Gorman-Rupp Co.	8,490	260,304
Mueller Water Products, Inc., Class A	75,633	706,412
NN, Inc.	20,213	90,352
SPX FLOW, Inc.†	20,180	697,825

		2,700,383

Security Description	Shares	Value (Note 2)

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	9,491	$14,711

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	18,588	255,213

Medical Information Systems — 0.4%
1Life Healthcare, Inc.†#	9,292	300,132
Allscripts Healthcare Solutions, Inc.†	77,967	492,752
Castlight Health, Inc., Class B†	49,113	38,686
Computer Programs & Systems, Inc.	6,120	135,374
Health Catalyst, Inc.†#	9,138	248,005
Inovalon Holdings, Inc., Class A†	35,063	659,886
NextGen Healthcare, Inc.†	26,348	271,911
Phreesia, Inc.†	13,117	384,590
Schrodinger, Inc.†	6,641	454,577
Tabula Rasa HealthCare, Inc.†#	9,398	502,135

		3,488,048

Medical Instruments — 0.3%
AngioDynamics, Inc.†	17,771	181,442
Apyx Medical Corp.†	16,044	71,235
Misonix, Inc.†	4,373	60,916
Natus Medical, Inc.†	16,255	347,857
NuVasive, Inc.†	25,023	1,516,394
Silk Road Medical, Inc.†	7,748	296,516
TransEnterix, Inc.†	11,453	4,848

		2,479,208

Medical Labs & Testing Services — 1.2%
Avalon GloboCare Corp.†#	10,443	16,604
Cellular Biomedicine Group, Inc.†#	5,830	80,279
Invitae Corp.†#	41,751	702,252
Medpace Holdings, Inc.†	13,301	1,234,599
Neuronetics, Inc.†#	6,427	11,762
OPKO Health, Inc.†#	185,786	423,592
Personalis, Inc.†	9,043	107,069
SI-BONE, Inc.†	9,223	161,310
Syneos Health, Inc.†	30,005	1,830,005
Teladoc Health, Inc.†	34,796	6,056,592
Vapotherm, Inc.†	7,237	192,721

		10,816,785

Medical Laser Systems — 0.0%
Cutera, Inc.†	6,756	89,720

Medical Products — 2.8%
Accuray, Inc.†	43,020	90,342
Alphatec Holdings, Inc.†	18,832	83,802
AtriCure, Inc.†	18,308	875,305
Atrion Corp.	690	442,973
Avanos Medical, Inc.†	22,793	662,365
AxoGen, Inc.†#	16,343	158,527
Axonics Modulation Technologies, Inc.†#	8,947	328,086
BioSig Technologies, Inc.†	7,774	72,920
Cardiovascular Systems, Inc.†	16,638	644,223
Castle Biosciences, Inc.†	4,566	175,471
Cerus Corp.†	75,649	470,537
Conformis, Inc.†#	31,146	30,794
CryoLife, Inc.†	17,566	399,275
CytoSorbents Corp.†#	14,752	150,618
Glaukos Corp.†	18,745	730,680
Globus Medical, Inc., Class A†	36,637	2,002,212
Haemonetics Corp.†	24,337	2,669,282
Hanger, Inc.†	17,455	320,474
Inogen, Inc.†	8,804	334,552
Inspire Medical Systems, Inc.†	6,488	529,032
Integer Holdings Corp.†	15,661	1,240,038

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
Intersect ENT, Inc.†	14,799	$165,009
Invacare Corp.#	16,203	99,810
iRadimed Corp.†	2,189	50,894
iRhythm Technologies, Inc.†	12,757	1,585,823
LeMaitre Vascular, Inc.	7,923	213,049
LivaNova PLC†	23,397	1,251,506
Luminex Corp.	20,248	630,928
NanoString Technologies, Inc.†	16,424	501,425
Nevro Corp.†	14,412	1,810,147
Novocure, Ltd.†	41,857	2,822,417
Orthofix Medical, Inc.†	8,707	296,735
OrthoPediatrics Corp.†#	4,831	222,854
Pulse Biosciences, Inc.†#	5,418	49,250
RTI Surgical Holdings, Inc.†	27,369	74,444
SeaSpine Holdings Corp.†	10,458	111,378
Shockwave Medical, Inc.†#	12,279	540,399
Sientra, Inc.†#	18,575	72,071
Soliton, Inc.†	2,679	26,602
Surmodics, Inc.†	6,315	233,529
Tactile Systems Technology, Inc.†	8,844	428,492
Wright Medical Group NV†#	60,802	1,796,699
Zynex, Inc.†#	7,619	147,809

		25,542,778

Medical - Biomedical/Gene — 7.8%
Abeona Therapeutics, Inc.†	26,321	87,123
ACADIA Pharmaceuticals, Inc.†	54,235	2,694,395
Acceleron Pharma, Inc.†#	21,699	2,144,512
Acer Therapeutics, Inc.†#	2,418	7,423
Acorda Therapeutics, Inc.†	21,622	16,165
ADMA Biologics, Inc.†#	33,857	111,390
Aduro Biotech, Inc.†	31,560	103,201
Adverum Biotechnologies, Inc.†	30,465	628,493
Affimed NV†	35,434	116,578
Agenus, Inc.†	51,562	192,326
AgeX Therapeutics, Inc.†#	10,545	11,916
Akero Therapeutics, Inc.†	4,033	102,519
Albireo Pharma, Inc.†	6,148	164,520
Alder Biopharmaceuticals, Inc. CVR†(1)	37,741	33,212
Aldeyra Therapeutics, Inc.†	11,049	54,361
Allakos, Inc.†#	9,383	609,895
Allogene Therapeutics, Inc.†#	18,689	900,062
AMAG Pharmaceuticals, Inc.†	16,222	125,072
Amicus Therapeutics, Inc.†	123,281	1,537,930
AnaptysBio, Inc.†	11,837	225,850
Anavex Life Sciences Corp.†#	23,746	97,596
ANI Pharmaceuticals, Inc.†	4,404	136,788
Apellis Pharmaceuticals, Inc.†	27,572	928,901
Applied Therapeutics, Inc.†#	3,922	178,529
Aprea Therapeutics, Inc.†	3,112	83,588
Arcus Biosciences, Inc.†	15,642	490,377
Arcutis Biotherapeutics, Inc.†	5,013	168,186
Ardelyx, Inc.†	30,086	220,530
Arena Pharmaceuticals, Inc.†	24,333	1,454,383
Arrowhead Pharmaceuticals, Inc.†#	48,236	1,555,129
Assembly Biosciences, Inc.†	13,691	266,838
Atara Biotherapeutics, Inc.†	24,806	285,269
Athersys, Inc.†#	64,525	187,768
Atreca, Inc., Class A†#	8,303	153,356
Avid Bioservices, Inc.†	27,005	157,709
Avrobio, Inc.†#	11,294	228,365
Baudax Bio, Inc.†#	3,925	16,681
Beam Therapeutics, Inc.†	5,918	151,205
BioCryst Pharmaceuticals, Inc.†	74,096	333,062
Biohaven Pharmaceutical Holding Co., Ltd.†	20,613	1,287,694

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Black Diamond Therapeutics, Inc.†	5,814	$227,037
Blueprint Medicines Corp.†	25,797	1,680,417
Bridgebio Pharma, Inc.†#	36,095	1,058,666
Cabaletta Bio, Inc.†	3,204	27,394
Calithera Biosciences, Inc.†	26,845	156,238
Cara Therapeutics, Inc.†#	19,185	304,466
CASI Pharmaceuticals, Inc.†#	24,296	64,141
CEL-SCI Corp.†#	15,841	211,161
Centogene NV†	903	15,911
Cerecor, Inc.†	10,980	35,465
ChemoCentryx, Inc.†	19,630	1,224,716
ChromaDex Corp.†#	19,765	95,070
Constellation Pharmaceuticals, Inc.†	9,108	323,607
Cortexyme, Inc.†#	5,483	252,711
Crinetics Pharmaceuticals, Inc.†	5,320	86,929
Cue Biopharma, Inc.†	9,618	266,226
Cymabay Therapeutics, Inc.†	33,189	122,965
CytomX Therapeutics, Inc.†	21,694	192,209
Deciphera Pharmaceuticals, Inc.†	10,105	591,850
Denali Therapeutics, Inc.†	25,121	699,117
Dicerna Pharmaceuticals, Inc.†	25,743	555,277
Dynavax Technologies Corp.†#	40,154	245,742
Editas Medicine, Inc.†#	24,922	674,639
Eidos Therapeutics, Inc.†	5,429	265,532
Eiger BioPharmaceuticals, Inc.†	11,294	136,319
ElectroCore, Inc.†#	6,254	5,813
Emergent BioSolutions, Inc.†	21,985	1,835,528
Enochian Biosciences, Inc.†#	6,635	23,554
Enzo Biochem, Inc.†	21,262	60,597
Epizyme, Inc.†#	37,415	656,633
Esperion Therapeutics, Inc.†#	12,196	516,745
Evelo Biosciences, Inc.†#	6,623	28,943
Evolus, Inc.†#	8,902	40,682
Exagen, Inc.†	1,596	18,498
EyePoint Pharmaceuticals, Inc.†#	30,391	26,136
Fate Therapeutics, Inc.†	29,230	947,929
FibroGen, Inc.†	37,850	1,265,704
Five Prime Therapeutics, Inc.†	16,433	87,095
Frequency Therapeutics, Inc.†	2,800	51,968
Galera Therapeutics, Inc.†	825	8,630
Geron Corp.†#	89,265	143,717
GlycoMimetics, Inc.†	16,294	46,112
Gossamer Bio, Inc.†	20,661	251,031
Halozyme Therapeutics, Inc.†	64,796	1,572,599
Homology Medicines, Inc.†#	11,945	170,097
IGM Biosciences, Inc.†	2,386	154,565
ImmunoGen, Inc.†	81,411	381,003
Immunomedics, Inc.†	98,202	3,298,605
Innoviva, Inc.†	30,778	429,969
Inovio Pharmaceuticals, Inc.†#	45,716	674,311
Insmed, Inc.†	42,904	1,042,138
Intercept Pharmaceuticals, Inc.†	12,122	875,936
Iovance Biotherapeutics, Inc.†	56,453	1,811,577
Kaleido Biosciences, Inc.†#	5,473	39,515
Karuna Therapeutics, Inc.†#	5,058	474,744
Karyopharm Therapeutics, Inc.†#	28,708	530,811
Kezar Life Sciences, Inc.†	14,938	71,254
Kindred Biosciences, Inc.†	17,847	76,564
Kiniksa Pharmaceuticals, Ltd., Class A†	6,722	140,288
Kodiak Sciences, Inc.†#	13,515	873,204
Krystal Biotech, Inc.†	5,057	259,980
Lexicon Pharmaceuticals, Inc.†#	19,997	38,194
Ligand Pharmaceuticals, Inc.†#	8,248	837,749
Lineage Cell Therapeutics, Inc.†#	52,107	45,943
Liquidia Technologies, Inc.†#	6,467	59,755

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Livongo Health, Inc.†#	24,796	$1,486,024
LogicBio Therapeutics, Inc.†#	4,001	27,447
MacroGenics, Inc.†	22,966	441,866
Magenta Therapeutics, Inc.†	9,256	81,823
Marker Therapeutics, Inc.†#	13,056	29,637
MEI Pharma, Inc.†	48,820	178,437
MeiraGTx Holdings PLC†	8,249	122,415
Menlo Therapeutics, Inc.†#	22,332	53,373
Mersana Therapeutics, Inc.†	17,304	391,763
Mirati Therapeutics, Inc.†#	14,329	1,421,294
Molecular Templates, Inc.†	9,785	151,863
Mustang Bio, Inc.†	13,413	50,030
Myriad Genetics, Inc.†	34,266	497,885
NeoGenomics, Inc.†	45,937	1,226,059
NextCure, Inc.†	6,939	216,566
NGM Biopharmaceuticals, Inc.†#	11,765	232,123
Novavax, Inc.†#	15,474	712,423
Omeros Corp.†#	24,649	366,777
Oncocyte Corp.†	10,782	29,758
Oncternal Therapeutics, Inc. CVR†#(1)	368	754
Organogenesis Holdings, Inc.†	5,767	23,818
Osmotica Pharmaceuticals PLC†#	4,244	25,337
Oyster Point Pharma, Inc.†#	2,710	77,127
Pacific Biosciences of California, Inc.†	68,580	241,402
Palatin Technologies, Inc.†#	110,016	55,767
PDL BioPharma, Inc.†	54,281	177,499
Pfenex, Inc.†	14,374	105,074
Phathom Pharmaceuticals, Inc.†	5,185	219,222
Pieris Pharmaceuticals, Inc.†	22,299	80,276
PolarityTE, Inc.†	10,290	10,047
Precigen, Inc.†#	34,987	76,971
Prevail Therapeutics, Inc.†	6,761	112,773
Prothena Corp. PLC†	19,370	206,484
PTC Therapeutics, Inc.†	29,104	1,475,864
Puma Biotechnology, Inc.†#	14,821	151,322
Radius Health, Inc.†	21,712	274,874
RAPT Therapeutics, Inc.†	856	15,648
REGENXBIO, Inc.†	16,084	605,723
Replimune Group, Inc.†	6,471	121,525
resTORbio, Inc.†#	7,403	16,065
Retrophin, Inc.†	19,951	312,931
REVOLUTION Medicines, Inc.†	6,805	209,050
Rigel Pharmaceuticals, Inc.†	81,048	158,449
Rocket Pharmaceuticals, Inc.†#	15,434	290,314
Rubius Therapeutics, Inc.†#	16,835	108,586
Sangamo Therapeutics, Inc.†	55,348	619,344
Satsuma Pharmaceuticals, Inc.†	2,153	56,409
Savara, Inc.†#	16,716	40,787
Scholar Rock Holding Corp.†#	8,457	155,609
Solid Biosciences, Inc.†#	9,469	27,934
Sorrento Therapeutics, Inc.†	62,793	317,105
SpringWorks Therapeutics, Inc.†#	5,030	191,492
Stemline Therapeutics, Inc.†	22,149	263,130
Stoke Therapeutics, Inc.†	8,195	226,674
Sutro Biopharma, Inc.†	5,242	52,472
Strongbridge Biopharma PLC†	17,437	59,635
Syndax Pharmaceuticals, Inc.†	10,787	174,749
Synlogic, Inc.†	7,561	18,978
TCR2 Therapeutics, Inc.†	5,644	57,004
Theravance Biopharma, Inc.†	23,630	596,657
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Tocagen, Inc.†#	10,222	12,369
Translate Bio, Inc.†#	16,688	345,775
TransMedics Group, Inc.†#	6,861	90,634
Turning Point Therapeutics, Inc.†	13,344	924,072

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Twist Bioscience Corp.†#	12,598	$478,094
Tyme Technologies, Inc.†#	28,973	44,618
Ultragenyx Pharmaceutical, Inc.†	26,329	1,802,483
UNITY Biotechnology, Inc.†#	13,768	112,622
VBI Vaccines, Inc.†	73,792	160,867
Veracyte, Inc.†	22,732	566,936
Vericel Corp.†	21,564	310,090
Viela Bio, Inc.†	2,632	123,441
Viking Therapeutics, Inc.†#	31,266	223,552
Vir Biotechnology, Inc.†	3,471	118,639
WaVe Life Sciences, Ltd.†#	10,849	110,443
X4 Pharmaceuticals, Inc.†	7,432	63,469
XBiotech, Inc.†	6,323	88,332
Xencor, Inc.†	22,795	689,549
Y-mAbs Therapeutics, Inc.†	11,391	434,908
Zeneca, Inc. CVR†(1)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	89,227	264,112

		70,332,696

Medical - Drugs — 2.7%
89bio, Inc.†#	1,416	36,476
AcelRx Pharmaceuticals, Inc.†#	37,753	52,477
Aclaris Therapeutics, Inc.†#	14,846	20,933
Adamas Pharmaceuticals, Inc.†	11,007	30,379
Aeglea BioTherapeutics, Inc.†	12,606	111,059
Aerie Pharmaceuticals, Inc.†#	20,339	285,356
Aimmune Therapeutics, Inc.†#	21,683	360,155
Akcea Therapeutics, Inc.†#	6,066	90,383
Alector, Inc.†	16,641	544,161
Amphastar Pharmaceuticals, Inc.†	17,288	322,248
Assertio Holdings, Inc.†	31,072	30,656
Athenex, Inc.†#	32,899	357,612
Axcella Health, Inc.†	3,758	22,548
Beyondspring, Inc.†#	6,189	105,213
BioSpecifics Technologies Corp.†	2,956	183,863
Bioxcel Therapeutics, Inc.†	3,344	155,697
Catalyst Pharmaceuticals, Inc.†	46,477	200,316
cbdMD, Inc.†#	15,406	22,647
Checkpoint Therapeutics, Inc.†#	16,972	35,981
Chiasma, Inc.†	16,505	103,156
Chimerix, Inc.†	23,097	72,063
Clovis Oncology, Inc.†#	24,258	167,865
Coherus Biosciences, Inc.†#	30,149	561,977
Collegium Pharmaceutical, Inc.†	15,485	341,444
Concert Pharmaceuticals, Inc.†	12,901	137,009
Corbus Pharmaceuticals Holdings, Inc.†#	31,721	236,639
Corcept Therapeutics, Inc.†	46,128	698,378
Cyclerion Therapeutics, Inc.†	11,377	45,280
Cytokinetics, Inc.†#	26,824	555,525
Eagle Pharmaceuticals, Inc.†	4,387	224,878
Eloxx Pharmaceuticals, Inc.†	12,121	41,090
Enanta Pharmaceuticals, Inc.†	9,168	472,060
Fulcrum Therapeutics, Inc.†#	6,089	121,232
Galectin Therapeutics, Inc.†#	19,299	58,476
Global Blood Therapeutics, Inc.†	27,911	1,951,537
Gritstone Oncology, Inc.†#	12,008	77,572
Harpoon Therapeutics, Inc.†	3,533	76,878
Hookipa Pharma, Inc.#	4,802	52,390
Intellia Therapeutics, Inc.†#	18,627	326,159
Intra-Cellular Therapies, Inc.†	25,391	530,164
Ironwood Pharmaceuticals, Inc.†	75,278	732,455
Jounce Therapeutics, Inc.†	7,796	42,020
Kadmon Holdings, Inc.†#	77,291	343,172
Kala Pharmaceuticals, Inc.†	11,429	140,691
KalVista Pharmaceuticals, Inc.†	6,081	68,411

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Kura Oncology, Inc.†	16,534	$282,566
Lannett Co., Inc.†#	15,653	119,745
Madrigal Pharmaceuticals, Inc.†#	4,348	504,455
Mallinckrodt PLC†#	40,489	114,179
Marinus Pharmaceuticals, Inc.†#	39,595	100,571
MediciNova, Inc.†	20,194	107,836
Millendo Therapeutics, Inc.†	5,976	15,896
Minerva Neurosciences, Inc.†	14,248	52,860
Mirum Pharmaceuticals, Inc.†#	2,509	42,277
Morphic Holding, Inc.†#	5,162	107,266
MyoKardia, Inc.†	23,847	2,439,310
Ocular Therapeutix, Inc.†#	20,350	143,264
Odonate Therapeutics, Inc.†#	4,633	151,360
Optinose, Inc.†#	13,340	57,629
Pacira BioSciences, Inc.†	19,746	867,837
Paratek Pharmaceuticals, Inc.†#	15,836	70,312
PhaseBio Pharmaceuticals, Inc.†#	6,611	39,732
Prestige Consumer Healthcare, Inc.†	24,299	1,025,418
Principia Biopharma, Inc.†	8,865	566,385
Progenics Pharmaceuticals, Inc.†	41,888	177,814
Protagonist Therapeutics, Inc.†	8,496	140,439
Reata Pharmaceuticals, Inc., Class A†	10,918	1,586,604
Rhythm Pharmaceuticals, Inc.†	14,121	273,806
Rockwell Medical, Inc.†#	31,543	67,502
Seres Therapeutics, Inc.†#	17,576	96,492
SIGA Technologies, Inc.†#	26,542	158,986
Spectrum Pharmaceuticals, Inc.†	53,718	157,931
Spero Therapeutics, Inc.†	6,207	73,367
Supernus Pharmaceuticals, Inc.†	23,760	573,091
Syros Pharmaceuticals, Inc.†	16,695	163,444
TG Therapeutics, Inc.†	41,520	774,348
TherapeuticsMD, Inc.†#	106,698	120,569
Tricida, Inc.†#	10,519	282,540
UroGen Pharma, Ltd.†#	9,027	211,864
Vanda Pharmaceuticals, Inc.†	25,090	294,055
Verrica Pharmaceuticals, Inc.†#	6,212	71,314
Voyager Therapeutics, Inc.†	11,631	140,735
Xeris Pharmaceuticals, Inc.†	17,165	88,228
Zogenix, Inc.†	20,552	598,680
Zynerba Pharmaceuticals, Inc.†#	11,026	57,997

		24,065,385

Medical - Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†#	56,963	277,410
Arvinas, Inc.†#	10,221	340,053
Endo International PLC†	108,326	418,138
Momenta Pharmaceuticals, Inc.†	54,660	1,720,697

		2,756,298

Medical - HMO — 0.1%
Magellan Health, Inc.†	10,574	792,944
Tivity Health, Inc.†#	22,871	243,576
Triple-S Management Corp., Class B†	11,032	219,537

		1,256,057

Medical - Hospitals — 0.3%
Community Health Systems, Inc.†	41,512	130,763
Select Medical Holdings Corp.†	53,011	855,597
Surgery Partners, Inc.†	11,714	157,026
Tenet Healthcare Corp.†	49,567	1,078,578

		2,221,964

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	24,380	1,065,894
Genesis Healthcare, Inc.†	40,355	34,790

Security Description	Shares	Value (Note 2)

Medical - Nursing Homes (continued)
National HealthCare Corp.	5,889	$394,975

		1,495,659

Medical - Outpatient/Home Medical — 0.7%
Addus HomeCare Corp.†	6,001	593,859
Amedisys, Inc.†	15,115	2,902,836
Joint Corp.†#	6,291	95,057
LHC Group, Inc.†	14,505	2,357,207
Pennant Group, Inc.†	12,189	310,698
Providence Service Corp.†	5,619	452,329

		6,711,986

Medical - Wholesale Drug Distribution — 0.0%
Evofem Biosciences, Inc.†#	13,109	71,575
Owens & Minor, Inc.	29,701	235,529

		307,104

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	12,518	396,320
CIRCOR International, Inc.†	9,407	151,264
Helios Technologies, Inc.	14,115	504,893
Lawson Products, Inc.†	2,013	62,524
LB Foster Co., Class A†	4,822	58,925
Mayville Engineering Co., Inc.†	3,038	18,593
Mueller Industries, Inc.	26,727	715,749
Park-Ohio Holdings Corp.	4,195	61,205
RBC Bearings, Inc.†	11,688	1,643,917
Rexnord Corp.	51,278	1,543,468
Tredegar Corp.	12,555	192,217

		5,349,075

Metal Products - Distribution — 0.1%
Olympic Steel, Inc.	4,444	49,018
Ryerson Holding Corp.†	7,797	38,907
Worthington Industries, Inc.	18,635	557,559

		645,484

Metal Products - Fasteners — 0.0%
Eastern Co.	2,604	48,721

Metal - Aluminum — 0.1%
Century Aluminum Co.†	24,198	144,220
Kaiser Aluminum Corp.	7,590	544,583

		688,803

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.#	190,233	993,016

Mining Services — 0.0%
Contura Energy, Inc.†#	8,735	33,542

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	35,189	905,765
John Bean Technologies Corp.	15,031	1,234,796

		2,140,561

Motion Pictures & Services — 0.1%
Eros International PLC†#	35,161	113,570
IMAX Corp.†	25,207	317,860

		431,430

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	20,246	344,992

Multimedia — 0.0%
E.W. Scripps Co., Class A	26,362	228,559
Entravision Communications Corp., Class A	28,826	43,239

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia (continued)
Media General, Inc. CVR†#(1)	61,443	$0

		271,798

Networking Products — 0.2%
A10 Networks, Inc.†	24,029	163,397
Calix, Inc.†	22,512	317,419
Extreme Networks, Inc.†	56,214	185,506
Infinera Corp.†	85,973	428,146
Inseego Corp.†#	21,915	232,738
NeoPhotonics Corp.†	18,969	164,461
NETGEAR, Inc.†	14,356	369,380

		1,861,047

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	4,163	60,322

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†#	47,163	81,120
Uranium Energy Corp.†#	87,372	91,741

		172,861

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	35,016	1,091,799
Casella Waste Systems, Inc., Class A†	22,096	1,125,791
Covanta Holding Corp.	56,863	511,767

		2,729,357

Office Automation & Equipment — 0.0%
AstroNova, Inc.	3,330	21,412
Pitney Bowes, Inc.	82,565	195,679

		217,091

Office Furnishings - Original — 0.3%
CompX International, Inc.	795	11,186
Herman Miller, Inc.	28,395	653,653
HNI Corp.	20,645	525,828
Interface, Inc.	27,883	236,727
Kimball International, Inc., Class B	17,185	192,300
Knoll, Inc.	23,626	249,490
Steelcase, Inc., Class A	42,465	491,745

		2,360,929

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	46,444	287,488

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.#	3,397	125,893
Noble Corp. PLC†#	119,552	15,542
Pacific Drilling SA†#	14,383	5,851
ProPetro Holding Corp.†	38,510	190,625
Seadrill, Ltd.†#	28,246	13,278

		351,189

Oil Companies - Exploration & Production — 0.6%
Abraxas Petroleum Corp.†	77,171	14,987
Amplify Energy Corp.	6,296	6,926
Berry Corp.	30,191	128,010
Bonanza Creek Energy, Inc.†	9,117	154,077
Brigham Minerals, Inc., Class A	13,594	180,120
California Resources Corp.†#	23,292	30,978
Callon Petroleum Co.†#	185,205	123,847
Chaparral Energy, Inc., Class A†#	14,968	7,463
CNX Resources Corp.†	89,839	915,459
Comstock Resources, Inc.†	7,463	40,002
Denbury Resources, Inc.†#	232,154	49,449
DLB Oil & Gas, Inc.†(1)	3,000	0

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Earthstone Energy, Inc., Class A†	9,529	$28,396
Evolution Petroleum Corp.	13,095	31,952
Extraction Oil & Gas, Inc.†#	40,789	11,829
Falcon Minerals Corp.	18,591	46,292
Goodrich Petroleum Corp.†#	4,378	35,199
Gulfport Energy Corp.†#	77,178	116,539
HighPoint Resources Corp.†	54,131	12,991
Laredo Petroleum, Inc.†	86,938	73,767
Magnolia Oil & Gas Corp., Class A†	48,694	270,252
Mammoth Energy Services, Inc.#	6,262	7,890
Matador Resources Co.†#	53,508	419,503
Montage Resources Corp., Class A†#	10,308	63,085
Northern Oil and Gas, Inc.†#	142,903	111,364
Oasis Petroleum, Inc.†#	153,887	70,880
Panhandle Oil and Gas, Inc., Class A	7,391	30,894
PDC Energy, Inc.†	48,199	587,064
Penn Virginia Corp.†	6,530	57,333
PrimeEnergy Resources Corp.†	248	18,838
QEP Resources, Inc.	115,294	98,415
Ring Energy, Inc.†#	29,016	34,529
Rosehill Resources, Inc.†#	5,084	1,707
SandRidge Energy, Inc.†	14,851	23,465
SilverBow Resources, Inc.†#	3,409	12,886
SM Energy Co.	53,996	190,066
Southwestern Energy Co.†	261,957	788,490
Talos Energy, Inc.†	9,700	117,855
Tellurian, Inc.†#	45,499	45,494
W&T Offshore, Inc.†#	45,365	118,403
Whiting Petroleum Corp.†	43,842	30,685

		5,107,381

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	17,439	529,971
Exterran Corp.†	13,972	89,700
Flotek Industries, Inc.†	25,903	25,385
Forum Energy Technologies, Inc.†	39,873	11,563
Natural Gas Services Group, Inc.†	6,171	38,631
Smart Sand, Inc.†#	10,391	11,014
Thermon Group Holdings, Inc.†	15,665	251,110
US Silica Holdings, Inc.#	35,322	104,200

		1,061,574

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	14,257	290,843
Delek US Holdings, Inc.	35,661	701,452
Murphy USA, Inc.†	14,047	1,630,857
Par Pacific Holdings, Inc.†	17,067	158,552
Trecora Resources†	10,284	65,715

		2,847,419

Oil - Field Services — 0.3%
Archrock, Inc.	62,089	394,265
DMC Global, Inc.	6,803	194,226
Era Group, Inc.†	9,393	47,059
Frank’s International NV†	51,369	115,580
FTS International, Inc. †#	780	4,789
Helix Energy Solutions Group, Inc.†	68,379	229,753
Independence Contract Drilling, Inc.†	1,144	7,059
KLX Energy Services Holdings, Inc.†#	10,446	15,460
Liberty Oilfield Services, Inc., Class A	25,644	132,067
Matrix Service Co.†	12,737	140,362
MRC Global, Inc.†	37,912	224,439
National Energy Services Reunited Corp.†	11,430	64,922
NCS Multistage Holdings, Inc.†	5,534	2,877
Newpark Resources, Inc.†	42,867	86,591

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continued)
NexTier Oilfield Solutions, Inc.†	76,774	$222,645
Nine Energy Service, Inc.†#	7,658	15,546
NOW, Inc.†	52,188	388,801
Oceaneering International, Inc.†	47,740	306,491
Oil States International, Inc.†	28,868	122,400
RPC, Inc.#	27,985	88,992
Select Energy Services, Inc., Class A†	28,017	166,421
Solaris Oilfield Infrastructure, Inc., Class A	14,984	103,839
TETRA Technologies, Inc.†	58,391	19,269
US Well Services, Inc.†	9,669	4,558

		3,098,411

Optical Supplies — 0.1%
STAAR Surgical Co.†	21,413	830,824

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	7,702	223,127
Neenah, Inc.	8,066	407,817
P.H. Glatfelter Co.	20,984	323,363
Schweitzer-Mauduit International, Inc.	14,881	452,234
Verso Corp., Class A†	16,799	241,570

		1,648,111

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	79,141	1,844,777

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†#	19,814	636,426

Pharmacy Services — 0.0%
Option Care Health, Inc.†	14,837	225,522

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†#	3,472	68,780
U.S. Physical Therapy, Inc.	6,055	448,918

		517,698

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†#	4,075	76,977

Pipelines — 0.0%
NextDecade Corp.†#	6,048	9,132

Pollution Control — 0.0%
CECO Environmental Corp.†	14,804	78,609

Poultry — 0.1%
Sanderson Farms, Inc.	9,587	1,265,676

Power Converter/Supply Equipment — 0.4%
Energous Corp.†#	13,920	26,866
Generac Holdings, Inc.†	29,479	3,280,128
Powell Industries, Inc.	4,297	114,300
Vicor Corp.†	8,578	523,087

		3,944,381

Precious Metals — 0.2%
Coeur Mining, Inc.†	114,784	660,008
Hecla Mining Co.	249,793	829,313

		1,489,321

Printing - Commercial — 0.2%
Cimpress PLC†	9,015	812,522
Deluxe Corp.	20,334	474,392
Ennis, Inc.	12,284	218,655
Quad/Graphics, Inc.	15,491	44,149
RR Donnelley & Sons Co.	34,028	37,091

		1,586,809

Security Description	Shares	Value (Note 2)

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	59,130	$829,003

Professional Sports — 0.1%
Liberty Media Corp. — Liberty Braves, Series A†	4,793	108,274
Liberty Media Corp. — Liberty Braves, Series C†	17,364	381,140

		489,414

Protection/Safety — 0.0%
ShotSpotter, Inc.†#	3,919	91,117

Publishing - Books — 0.1%
Gannett Co, Inc.#	56,569	74,105
Houghton Mifflin Harcourt Co.†	50,307	76,970
Scholastic Corp.	14,222	418,127

		569,202

Publishing - Newspapers — 0.2%
Lee Enterprises, Inc.†	25,797	28,635
TEGNA, Inc.	104,778	1,227,998
Tribune Publishing Co.	8,438	80,161

		1,336,794

Publishing - Periodicals — 0.0%
Meredith Corp.#	19,182	286,579
Value Line, Inc.	510	14,535

		301,114

Quarrying — 0.1%
Compass Minerals International, Inc.	16,441	792,127

Racetracks — 0.5%
Churchill Downs, Inc.	16,937	2,247,032
Penn National Gaming, Inc.†#	60,552	1,986,711

		4,233,743

Radio — 0.0%
Cumulus Media, Inc., Class A†	6,932	35,838
Entercom Communications Corp., Class A	57,442	95,928
Saga Communications, Inc., Class A	1,831	48,650

		180,416

Real Estate Investment Trusts — 6.4%
Acadia Realty Trust	41,221	483,522
AG Mortgage Investment Trust, Inc.#	15,681	38,575
Agree Realty Corp.	19,984	1,254,396
Alexander & Baldwin, Inc.	33,067	377,294
Alexander’s, Inc.	1,027	266,856
American Assets Trust, Inc.	23,294	609,604
American Finance Trust, Inc.	51,521	377,134
Anworth Mtg. Asset Corp.#	47,057	68,703
Apollo Commercial Real Estate Finance, Inc.	74,363	612,008
Ares Commercial Real Estate Corp.#	15,041	112,055
Armada Hoffler Properties, Inc.	26,941	232,231
ARMOUR Residential REIT, Inc.	28,396	222,341
Ashford Hospitality Trust, Inc.	43,379	29,932
Blackstone Mtg. Trust, Inc., Class A	61,825	1,458,452
Bluerock Residential Growth REIT, Inc.	11,338	72,903
Braemar Hotels & Resorts, Inc.	14,472	49,205
BRT Apartments Corp.	4,748	53,557
Capstead Mtg. Corp.	45,058	227,993
CareTrust REIT, Inc.	46,014	857,241
CatchMark Timber Trust, Inc., Class A	23,624	185,448
CBL & Associates Properties, Inc.†#	81,688	24,539
Cedar Realty Trust, Inc.	41,322	30,764
Chatham Lodging Trust	22,114	149,270
Cherry Hill Mtg. Investment Corp.	8,040	69,385
CIM Commercial Trust Corp.	5,717	56,598
City Office REIT, Inc.	25,707	238,561

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Clipper Realty, Inc.	6,943	$51,239
Colony Credit Real Estate, Inc.	38,984	192,971
Community Healthcare Trust, Inc.	9,246	336,739
CoreCivic, Inc.	57,415	690,702
CorEnergy Infrastructure Trust, Inc.#	6,201	62,010
CorePoint Lodging, Inc.	19,271	76,313
DiamondRock Hospitality Co.	97,054	581,353
Diversified Healthcare Trust	114,085	408,424
Dynex Capital, Inc.#	10,778	138,605
Easterly Government Properties, Inc.	35,856	898,910
EastGroup Properties, Inc.	18,522	2,153,183
Essential Properties Realty Trust, Inc.	44,131	601,947
Exantas Capital Corp.#	14,696	29,392
Farmland Partners, Inc.#	13,394	92,419
First Industrial Realty Trust, Inc.	60,775	2,302,157
Four Corners Property Trust, Inc.	33,791	730,561
Franklin Street Properties Corp.	50,022	267,117
Front Yard Residential Corp.	23,863	178,973
GEO Group, Inc.	57,357	687,137
Getty Realty Corp.	16,081	428,076
Gladstone Commercial Corp.	15,655	280,538
Gladstone Land Corp.	8,860	128,470
Global Medical REIT, Inc.	18,588	199,263
Global Net Lease, Inc.	43,395	608,832
Granite Point Mtg. Trust, Inc.	26,128	128,550
Great Ajax Corp.	8,605	70,561
Healthcare Realty Trust, Inc.	63,824	1,959,397
Hersha Hospitality Trust	16,556	83,442
Independence Realty Trust, Inc.	43,876	433,934
Industrial Logistics Properties Trust	31,235	585,656
Innovative Industrial Properties, Inc.	7,848	641,339
Invesco Mtg. Capital, Inc.#	79,971	221,520
Investors Real Estate Trust	5,613	397,962
iStar, Inc.#	28,631	312,937
Jernigan Capital, Inc.	10,741	129,644
Kite Realty Group Trust	39,931	387,331
KKR Real Estate Finance Trust, Inc.	12,168	197,000
Ladder Capital Corp.	49,609	394,392
Lexington Realty Trust	116,520	1,132,574
LTC Properties, Inc.	18,972	698,359
Mack-Cali Realty Corp.	41,744	634,926
Monmouth Real Estate Investment Corp.	45,625	592,213
National Health Investors, Inc.	20,529	1,139,154
National Storage Affiliates Trust	28,597	858,196
New Senior Investment Group, Inc.	40,343	116,995
New York Mtg. Trust, Inc.	182,268	379,117
NexPoint Residential Trust, Inc.	9,685	309,726
Office Properties Income Trust	22,990	581,417
One Liberty Properties, Inc.	7,494	118,780
Orchid Island Capital, Inc.#	31,225	130,208
Pebblebrook Hotel Trust	62,678	856,182
Pennsylvania Real Estate Investment Trust#	33,457	37,806
PennyMac Mtg. Investment Trust	47,628	524,384
Physicians Realty Trust	90,965	1,570,966
Piedmont Office Realty Trust, Inc., Class A	60,349	1,006,621
PotlatchDeltic Corp.	31,876	1,083,465
Preferred Apartment Communities, Inc., Class A	22,056	154,171
PS Business Parks, Inc.	9,645	1,288,958
QTS Realty Trust, Inc., Class A	27,732	1,902,415
Ready Capital Corp.#	18,746	110,039
Redwood Trust, Inc.	53,898	288,354
Retail Opportunity Investments Corp.	55,069	517,098
Retail Value, Inc.	7,188	83,309
Rexford Industrial Realty, Inc.	54,748	2,178,970
RLJ Lodging Trust	81,481	840,069

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
RPT Realty	37,636	$217,160
Ryman Hospitality Properties, Inc.	23,604	806,785
Sabra Health Care REIT, Inc.	97,206	1,308,393
Saul Centers, Inc.	5,802	176,265
Seritage Growth Properties, Class A†#	16,250	127,888
STAG Industrial, Inc.	72,138	1,940,512
Summit Hotel Properties, Inc.	49,888	311,800
Sunstone Hotel Investors, Inc.	108,186	957,446
Tanger Factory Outlet Centers, Inc.#	43,470	267,341
Terreno Realty Corp.	31,795	1,627,586
TPG RE Finance Trust, Inc.	23,888	177,010
UMH Properties, Inc.	17,452	217,801
Uniti Group, Inc.	89,180	735,735
Universal Health Realty Income Trust	6,179	577,057
Urban Edge Properties	55,474	540,872
Urstadt Biddle Properties, Inc., Class A	14,251	181,843
Washington Prime Group, Inc.#	90,036	57,677
Washington Real Estate Investment Trust	39,654	869,612
Western Asset Mtg. Capital Corp.#	25,046	49,591
Whitestone REIT	18,464	113,554
Xenia Hotels & Resorts, Inc.	54,628	491,652

		57,115,615

Real Estate Management/Services — 0.4%
Cushman & Wakefield PLC†	54,294	556,513
eXp World Holdings, Inc.†	9,940	106,259
Marcus & Millichap, Inc.†	11,065	305,062
Maui Land & Pineapple Co., Inc.†	3,253	34,189
Newmark Group, Inc., Class A	69,196	294,083
RE/MAX Holdings, Inc., Class A	8,610	240,994
Realogy Holdings Corp.#	54,832	332,282
Redfin Corp.†#	43,134	1,293,589
RMR Group, Inc., Class A	7,304	196,916
Safehold, Inc.#	6,128	335,753

		3,695,640

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	1,200	9,012
CTO Realty Growth, Inc.	2,357	98,476
FRP Holdings, Inc.†	3,355	132,690
Griffin Industrial Realty, Inc.	465	18,781
Legacy Housing Corp.†#	2,780	36,168
McGrath RentCorp	11,665	650,440
Stratus Properties, Inc.†	2,829	47,980
Transcontinental Realty Investors, Inc.†	511	10,322

		1,003,869

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	21,883	143,115

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	15,865	336,021
Malibu Boats, Inc., Class A†	9,831	463,335
Marine Products Corp.	3,560	40,050
MasterCraft Boat Holdings, Inc.†	8,871	131,823
OneWater Marine, Inc., Class A†	2,208	32,568

		1,003,797

Recycling — 0.0%
Harsco Corp.†	37,581	419,404

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	32,561	1,201,827
Avis Budget Group, Inc.†#	27,722	596,855
CAI International, Inc.†	7,913	148,844
Herc Holdings, Inc.†	11,615	331,027

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Rental Auto/Equipment (continued)
Hertz Global Holdings, Inc.†#	48,901	$48,901
Rent-A-Center, Inc.	23,772	605,235
Textainer Group Holdings, Ltd.†	25,107	205,375

		3,138,064

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	19,958	1,792,827
SeaWorld Entertainment, Inc.†	22,726	410,432

		2,203,259

Retail - Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	30,251	351,517
American Eagle Outfitters, Inc.#	75,763	693,989
Ascena Retail Group, Inc.†#	3,773	6,301
Boot Barn Holdings, Inc.†	13,694	294,147
Buckle, Inc.	13,921	196,008
Caleres, Inc.	18,990	136,158
Cato Corp., Class A	10,685	103,644
Chico’s FAS, Inc.	56,248	75,935
Children’s Place, Inc.#	7,067	294,270
Designer Brands, Inc., Class A#	29,557	181,184
Duluth Holdings, Inc., Class B†#	5,174	23,490
Express, Inc.†	30,165	59,123
Genesco, Inc.†	6,840	126,472
Guess?, Inc.	22,163	212,100
J. Jill, Inc.†#	8,121	4,978
RTW RetailWinds, Inc.†	14,617	6,579
Shoe Carnival, Inc.	4,373	113,654
Tailored Brands, Inc.#	23,109	29,811
Tilly’s, Inc., Class A	10,591	54,226
Vera Bradley, Inc.†	9,674	50,788
Winmark Corp.	1,179	169,623

		3,183,997

Retail - Appliances — 0.0%
Conn’s, Inc.†	8,697	62,792

Retail - Arts & Crafts — 0.0%
Michaels Cos., Inc.†#	38,219	147,525

Retail - Automobile — 0.4%
America’s Car-Mart, Inc.†	2,962	235,686
Asbury Automotive Group, Inc.†	9,303	672,421
Group 1 Automotive, Inc.	8,499	534,927
Lithia Motors, Inc., Class A	10,807	1,303,216
Rush Enterprises, Inc., Class A	13,110	545,638
Rush Enterprises, Inc., Class B	2,169	79,407
Sonic Automotive, Inc., Class A#	11,735	308,396

		3,679,691

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	58,751	427,120

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	20,063	31,098

Retail - Building Products — 0.2%
At Home Group, Inc.†#	22,967	108,864
Beacon Roofing Supply, Inc.†	26,157	643,986
BlueLinx Holdings, Inc.†#	4,309	29,732
BMC Stock Holdings, Inc.†	32,096	839,952
Foundation Building Materials, Inc.†	9,804	130,589
GMS, Inc.†	19,447	398,469

		2,151,592

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	5,423	234,707

Security Description	Shares	Value (Note 2)

Retail - Discount — 0.3%
Big Lots, Inc.	18,762	$727,027
BJ’s Wholesale Club Holdings, Inc.†	53,765	1,935,540
Citi Trends, Inc.	5,253	85,309

		2,747,876

Retail - Drug Store — 0.0%
OptimizeRx Corp.†#	6,648	75,521
Rite Aid Corp.†#	26,582	349,022

		424,543

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	13,742	136,595

Retail - Hair Salons — 0.0%
Regis Corp.†	11,244	118,287

Retail - Home Furnishings — 0.3%
Bassett Furniture Industries, Inc.	4,598	29,427
Haverty Furniture Cos., Inc.	8,596	148,711
La-Z-Boy, Inc.	21,617	555,989
Lovesac Co.†#	4,232	77,488
RH†	8,147	1,767,003

		2,578,618

Retail - Jewelry — 0.0%
Movado Group, Inc.	7,584	79,632
Signet Jewelers, Ltd.#	24,978	263,518

		343,150

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	10,158	193,307

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†#	7,665	21,845
Gaia, Inc.†#	5,062	39,636
GameStop Corp., Class A†#	31,619	128,373
Hudson, Ltd., Class A†	19,112	96,325
Party City Holdco, Inc.†#	25,990	33,527
PriceSmart, Inc.	10,827	588,772
Sally Beauty Holdings, Inc.†	56,325	734,478

		1,642,956

Retail - Office Supplies — 0.1%
Office Depot, Inc.	261,911	646,920

Retail - Pawn Shops — 0.2%
FirstCash, Inc.	19,882	1,387,167

Retail - Pet Food & Supplies — 0.2%
Freshpet, Inc.†	16,585	1,280,031
PetIQ, Inc.†#	9,528	292,319
PetMed Express, Inc.#	9,442	340,856

		1,913,206

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	31,088	792,122

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	4,748	142,487

Retail - Restaurants — 1.3%
Biglari Holdings, Inc., Class B†	458	27,883
BJ’s Restaurants, Inc.	9,216	200,172
Bloomin’ Brands, Inc.	41,936	478,490
Brinker International, Inc.	18,007	474,484
Cannae Holdings, Inc.†	35,603	1,311,258
Carrols Restaurant Group, Inc.†	16,822	72,166
Cheesecake Factory, Inc.#	20,043	430,524
Chuy’s Holdings, Inc.†	7,992	127,792
Cracker Barrel Old Country Store, Inc.	11,583	1,240,887

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants (continued)
Dave & Buster’s Entertainment, Inc.	14,870	$196,135
Del Taco Restaurants, Inc.†	13,905	84,821
Denny’s Corp.†	27,912	302,706
Dine Brands Global, Inc.#	7,698	349,412
El Pollo Loco Holdings, Inc.†	9,425	130,725
Fiesta Restaurant Group, Inc.†	11,415	93,945
J Alexander’s Holdings, Inc.†	6,297	26,699
Jack in the Box, Inc.	11,125	745,597
Kura Sushi USA, Inc., Class A†#	1,621	23,650
Noodles & Co.†	13,757	80,616
Papa John’s International, Inc.	10,656	829,996
Potbelly Corp.†	10,015	21,032
Red Robin Gourmet Burgers, Inc.†	6,252	86,653
Ruth’s Hospitality Group, Inc.	13,307	107,920
Shake Shack, Inc., Class A†	13,978	776,478
Texas Roadhouse, Inc.	31,825	1,650,126
Waitr Holdings, Inc.†	27,814	68,701
Wingstop, Inc.	14,142	1,724,617

		11,663,485

Retail - Sporting Goods — 0.1%
Hibbett Sports, Inc.†	8,317	160,684
Sportsman’s Warehouse Holdings, Inc.†	20,446	228,382
Zumiez, Inc.†	9,616	234,342

		623,408

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	37,752	1,010,999

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†#	39,402	29,725

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	88,941	325,524

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	24,229	623,412

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	17,092	232,622
Proto Labs, Inc.†	12,997	1,642,171
Raven Industries, Inc.	17,285	370,764
Trinseo SA	18,928	389,538

		2,635,095

Satellite Telecom — 0.2%
Gogo, Inc.†#	26,461	55,039
Iridium Communications, Inc.†	47,724	1,097,652
KVH Industries, Inc.†	7,908	72,674
Loral Space & Communications, Inc.	6,185	116,464

		1,341,829

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	27,860	607,348
Banc of California, Inc.	21,831	239,049
BankFinancial Corp.	6,716	60,981
Berkshire Hills Bancorp, Inc.	21,718	234,989
Brookline Bancorp, Inc.	37,788	351,428
Capitol Federal Financial, Inc.	63,642	746,202
Community Bankers Trust Corp.	10,529	59,278
Dime Community Bancshares, Inc.	14,897	214,964
ESSA Bancorp, Inc.	4,511	64,733
First Capital, Inc.	1,562	95,985
First Defiance Financial Corp.	17,786	295,426
First Financial Northwest, Inc.	3,773	36,862
Flushing Financial Corp.	13,026	147,715
FS Bancorp, Inc.	1,926	81,354
Greene County Bancorp, Inc.	1,594	35,116

Security Description	Shares	Value (Note 2)

Savings & Loans/Thrifts (continued)
Hingham Institution for Savings	669	$109,816
Home Bancorp, Inc.	3,670	87,199
HomeTrust Bancshares, Inc.	7,456	114,972
Investors Bancorp, Inc.	109,541	950,816
Malvern Bancorp, Inc.†	3,639	43,231
Meridian Bancorp, Inc.	23,117	266,308
Northfield Bancorp, Inc.	21,036	229,924
Northwest Bancshares, Inc.	55,138	549,175
OceanFirst Financial Corp.	26,341	439,895
Pacific Premier Bancorp, Inc.	28,019	605,771
Provident Financial Holdings, Inc.	2,822	36,319
Provident Financial Services, Inc.	29,413	383,251
Prudential Bancorp, Inc.	4,215	51,507
Riverview Bancorp, Inc.	10,247	51,235
Southern Missouri Bancorp, Inc.	3,742	91,005
Territorial Bancorp, Inc.	3,752	95,413
Timberland Bancorp, Inc.	3,574	64,225
Washington Federal, Inc.	37,331	965,380
Waterstone Financial, Inc.	11,372	169,443
WSFS Financial Corp.	24,458	676,753

		9,253,068

Schools — 0.9%
Adtalem Global Education, Inc.†	25,448	851,490
American Public Education, Inc.†	7,283	228,905
Chegg, Inc.†	57,059	3,485,164
K12, Inc.†	18,929	466,032
Laureate Education, Inc., Class A†	54,321	528,543
Perdoceo Education Corp.†	33,223	540,870
Rosetta Stone, Inc.†	10,001	185,819
Strategic Education, Inc.	10,277	1,743,287

		8,030,110

Security Services — 0.1%
Brink’s Co.	24,056	964,646

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	6,374	50,227

Semiconductor Components - Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	28,076	2,034,949
MaxLinear, Inc.†	31,840	551,469
Power Integrations, Inc.	13,647	1,478,652

		4,065,070

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	15,542	417,303
Brooks Automation, Inc.	34,904	1,395,113
Cabot Microelectronics Corp.	13,974	2,024,274
Cohu, Inc.	19,398	292,134
FormFactor, Inc.†	36,365	915,307
Onto Innovation, Inc.†	23,192	720,807
Ultra Clean Holdings, Inc.†	19,044	394,782
Veeco Instruments, Inc.†	23,198	272,344

		6,432,064

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	171,891	111,712

Software Tools — 0.0%
Digital Turbine, Inc.†	37,807	242,721

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	20,907	927,016
Northwest Pipe Co.†	4,610	115,665
Omega Flex, Inc.	1,396	142,811
Synalloy Corp.†	4,007	37,425
TimkenSteel Corp.†	19,391	67,869

		1,290,786

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 0.2%
Carpenter Technology Corp.	22,697	$530,429
Commercial Metals Co.	56,823	975,083
Schnitzer Steel Industries, Inc., Class A	12,550	197,035

		1,702,547

Steel - Specialty — 0.1%
Allegheny Technologies, Inc.†	60,614	526,129

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	21,147	677,550

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	10,284	74,559

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	14,868	175,442

Telecom Equipment - Fiber Optics — 0.2%
Clearfield, Inc.†	5,396	74,626
Viavi Solutions, Inc.†	110,781	1,283,952

		1,358,578

Telecom Services — 0.2%
ATN International, Inc.	5,332	316,721
Consolidated Communications Holdings, Inc.†	33,966	205,834
GTT Communications, Inc.†#	16,261	129,925
Ooma, Inc.†	9,834	123,318
ORBCOMM, Inc.†	35,227	96,522
RigNet, Inc.†	6,998	6,860
Spok Holdings, Inc.	8,476	87,049
Vonage Holdings Corp.†	109,115	1,050,778

		2,017,007

Telecommunication Equipment — 0.2%
Acacia Communications, Inc.†	18,273	1,233,427
ADTRAN, Inc.	22,967	261,824
Airgain, Inc.†	4,306	38,883
DASAN Zhone Solutions, Inc.†	3,792	27,871
Harmonic, Inc.†	42,948	231,490
Plantronics, Inc.#	16,289	212,246
Preformed Line Products Co.	1,480	73,452

		2,079,193

Telephone - Integrated — 0.2%
Cincinnati Bell, Inc.†	23,899	352,032
IDT Corp., Class B†	8,023	50,866
Shenandoah Telecommunications Co.	23,105	1,215,554

		1,618,452

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	42,728	170,912
Gray Television, Inc.†	43,878	611,659

		782,571

Textile - Apparel — 0.0%
Unifi, Inc.†	6,948	95,396

Textile - Products — 0.0%
Culp, Inc.	5,312	40,956

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A#	24,857	127,516
Reading International, Inc., Class A†	7,841	27,444

		154,960

Therapeutics — 0.4%
Akebia Therapeutics, Inc.†	56,881	662,095
Anika Therapeutics, Inc.†	6,453	216,369
Axsome Therapeutics, Inc.†	13,010	1,001,510

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
CorMedix, Inc.†	12,237	$54,087
Flexion Therapeutics, Inc.†#	16,274	186,012
G1 Therapeutics, Inc.†	16,302	276,645
La Jolla Pharmaceutical Co.†#	9,979	47,101
MannKind Corp.†#	90,342	136,416
Portola Pharmaceuticals, Inc.†	36,735	659,393
Recro Pharma, Inc.†	9,457	42,746

		3,282,374

Tobacco — 0.1%
22nd Century Group, Inc.†#	55,752	46,180
Greenlane Holdings, Inc., Class A†#	4,853	16,694
Pyxus International, Inc.†#	4,108	11,544
Turning Point Brands, Inc.	3,987	95,648
Universal Corp.	11,687	514,929
Vector Group, Ltd.	53,470	611,162

		1,296,157

Tools - Hand Held — 0.2%
MSA Safety, Inc.	17,013	2,023,526

Toys — 0.0%
Funko, Inc., Class A†#	10,549	59,602

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	36,173	79,942

Transactional Software — 0.0%
InnerWorkings, Inc.†	21,270	25,312
Synchronoss Technologies, Inc.†	18,719	51,009

		76,321

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	28,175	606,890
Atlas Air Worldwide Holdings, Inc.†	11,201	437,511

		1,044,401

Transport - Equipment & Leasing — 0.2%
GATX Corp.	16,878	1,058,926
General Finance Corp.†	5,595	33,178
Greenbrier Cos., Inc.	15,474	328,358
Willis Lease Finance Corp.†	1,405	29,618

		1,450,080

Transport - Marine — 0.4%
Ardmore Shipping Corp.	16,088	93,954
Costamare, Inc.	24,889	114,489
DHT Holdings, Inc.	53,308	316,650
Diamond S Shipping, Inc.†#	13,012	142,481
Dorian LPG, Ltd.†	13,070	107,435
Eagle Bulk Shipping, Inc.†#	21,327	37,749
GasLog, Ltd.	19,495	66,868
Genco Shipping & Trading, Ltd.	7,310	34,503
Golar LNG, Ltd.#	45,657	362,060
International Seaways, Inc.	12,149	275,539
Nordic American Tankers, Ltd.#	67,131	306,789
Overseas Shipholding Group, Inc., Class A†	31,177	68,901
Safe Bulkers, Inc.†	24,521	25,012
Scorpio Bulkers, Inc.#	2,627	45,736
Scorpio Tankers, Inc.#	21,249	376,957
SEACOR Holdings, Inc.†	8,382	224,638
SFL Corp., Ltd.	39,176	388,626
Teekay Corp.†	33,084	96,936
Teekay Tankers, Ltd., Class A†	11,471	199,366
Tidewater, Inc.†	18,997	90,616

		3,375,305

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.3%
CryoPort, Inc.†#	15,184	$373,071
Daseke, Inc.†	22,031	60,916
Echo Global Logistics, Inc.†	12,917	267,382
Forward Air Corp.	13,587	675,002
Hub Group, Inc., Class A†	15,575	728,443
Matson, Inc.	20,484	585,228
Radiant Logistics, Inc.†	18,832	75,139
Universal Logistics Holdings, Inc.	3,840	57,062

		2,822,243

Transport - Truck — 0.4%
ArcBest Corp.	12,272	274,770
Covenant Transportation Group, Inc., Class A†	6,077	76,570
Heartland Express, Inc.	22,131	484,669
Marten Transport, Ltd.	18,904	483,753
P.A.M. Transportation Services, Inc.†	918	32,038
Saia, Inc.†	12,497	1,355,175
US Xpress Enterprises, Inc., Class A†#	10,521	53,657
Werner Enterprises, Inc.	21,807	1,007,920
YRC Worldwide, Inc.†#	16,069	23,782

		3,792,334

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	34,989	83,099

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	9,391	59,445

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,376	296,852
Neogen Corp.†	24,984	1,779,360

		2,076,212

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†#	4,493	19,499
LifeVantage Corp.†	6,741	103,205
Nature’s Sunshine Products, Inc.†	4,214	40,876
USANA Health Sciences, Inc.†	6,042	511,878

		675,458

Water — 0.5%
American States Water Co.	17,670	1,449,117
Artesian Resources Corp., Class A	3,854	135,314
California Water Service Group	23,165	1,088,755
Consolidated Water Co., Ltd.	6,950	103,068
Global Water Resources, Inc.	5,948	63,941
Middlesex Water Co.	8,177	554,891
PICO Holdings, Inc.†	8,660	72,571
SJW Group	12,684	797,062
York Water Co.	6,222	276,257

		4,540,976

Water Treatment Systems — 0.1%
Energy Recovery, Inc.†#	18,107	139,152
Evoqua Water Technologies Corp.†	36,584	688,145
Pure Cycle Corp.†	9,329	94,783

		922,080

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	34,902	124,949
NIC, Inc.	31,685	762,341
Q2 Holdings, Inc.†#	22,838	1,886,876

		2,774,166

Web Portals/ISP — 0.0%
Meet Group, Inc.†	33,299	205,788

Security Description	Shares/ Principal Amount	Value (Note 2)

Wire & Cable Products — 0.1%
Belden, Inc.	18,805	$640,123
Encore Wire Corp.	9,811	473,773
Insteel Industries, Inc.	8,888	156,873

		1,270,769

Wireless Equipment — 0.2%
Anterix, Inc.†	5,180	277,648
CalAmp Corp.†	15,993	123,146
Casa Systems, Inc.†	15,253	66,351
InterDigital, Inc.	15,031	826,254
Maxar Technologies, Inc.#	28,796	433,956
Ribbon Communications, Inc.†	28,754	126,518
Sonim Technologies, Inc.†#	4,793	3,978
TESSCO Technologies, Inc.	3,142	16,715

		1,874,566

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	18,142	340,344
ViewRay, Inc.†#	50,786	88,875

		429,219

Total Common Stocks
(cost $771,124,466)		844,241,961

RIGHTS — 0.0%
Medical Products — 0.0%
Pulse Biosciences, Inc. Rights# (cost $0)	5,418	2,658

Total Long-Term Investment Securities
(cost $771,124,466)		844,244,619

SHORT-TERM INVESTMENT SECURITIES — 4.6%
Registered Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3)	35,025,880	35,025,880

U.S. Government Treasuries — 0.7%
United States Treasury Bills
0.14% due 06/09/2020(4)	$100,000	99,998
0.15% due 04/22/2021(4)	3,500,000	3,494,194
0.16% due 04/22/2021(4)	100,000	99,834
1.57% due 06/25/2020(4)	3,000,000	2,999,765

		6,693,791

Total Short-Term Investment Securities
(cost $41,717,954)		41,719,671

REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $47,199,000 and collateralized by $44,835,000 of United States Treasury Notes, bearing interest at 2.13%, due 03/31/2024 and having an approximate value of $48,146,917 (cost $47,199,000)	47,199,000	47,199,000

TOTAL INVESTMENTS
(cost $860,041,420)(5)	103.9%	933,163,290
Liabilities in excess of other assets	(3.9)	(34,606,379)

NET ASSETS	100.0%	$898,556,911

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

209

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

(2)

At May 31, 2020, the Fund had loaned securities with a total value of $62,037,275. This was secured by collateral of $35,025,880, which was received in cash and subsequently invested in short-term investments currently valued at $35,025,880 as reported in the Portfolio of Investments. Additional collateral of $29,903,408 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$468,565
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	819,591
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046	61,226
United States Treasury Bills	0.00%	06/11/2020 to 08/13/2020	729,830
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2020 to 11/15/2049	27,824,196

(3)	The rate shown is the 7-day yield as of May 31, 2020.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
772	Long	E-mini Russell 2000 Index	June 2020	$46,792,241	$53,762,080	$6,969,839

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Finance-Commercial	$995,150	$—	$9,676	$1,004,826
Medical-Biomedical/Gene	70,296,301	—	36,395	70,332,696
Metal-Diversified	—	—	0	0
Multimedia	271,798	—	0	271,798
Oil Companies - Exploration & Production	5,107,381	—	0	5,107,381
Other Industries	767,525,260	—	—	767,525,260
Rights	—	2,658	—	2,658
Short-Term Investment Securities:
Registered Investment Companies	35,025,880	—	—	35,025,880
U.S. Government Treasuries	—	6,693,791	—	6,693,791
Repurchase Agreements	—	47,199,000	—	47,199,000

Total Investment at Value	$879,221,770	$53,895,449	$46,071	$933,163,290

Other Financial Instruments:†

Futures Contracts	$6,969,839	$—	$—	$6,969,839

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

210

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	10.8%
Consumer Products — Misc.	5.3
Food — Misc./Diversified	5.1
Insurance — Property/Casualty	4.9
Electric — Integrated	4.9
Chemicals — Diversified	3.3
Retail — Restaurants	3.2
Paper & Related Products	3.2
Real Estate Investment Trusts	2.9
Building Products — Cement	2.7
Metal Processors & Fabrication	2.5
Chemicals — Specialty	2.4
Computer Services	2.3
Machinery — Electrical	2.3
Machinery — Pumps	2.2
Chemicals — Plastics	2.2
Retail — Discount	2.2
Semiconductor Equipment	1.9
Containers — Metal/Glass	1.8
Enterprise Software/Service	1.5
Building & Construction Products — Misc.	1.5
Electronic Components — Misc.	1.4
Printing — Commercial	1.3
Investment Companies	1.3
Medical — Drugs	1.1
Human Resources	1.1
Electric Products — Misc.	1.1
Machinery — General Industrial	1.1
Auto/Truck Parts & Equipment — Replacement	1.0
Investment Management/Advisor Services	1.0
Beverages — Non-alcoholic	1.0
Food — Catering	1.0
Food — Baking	1.0
Containers — Paper/Plastic	0.9
Commercial Services — Finance	0.8
Registered Investment Companies	0.8
Insurance — Life/Health	0.8
Quarrying	0.7
Machinery — Farming	0.7
Wire & Cable Products	0.6
Electronic Security Devices	0.6
Oil Companies — Exploration & Production	0.5
Diversified Operations/Commercial Services	0.5
Networking Products	0.5
Building — Maintenance & Services	0.5
Footwear & Related Apparel	0.5
Electronic Measurement Instruments	0.5
Building Products — Doors & Windows	0.5
Medical — Wholesale Drug Distribution	0.5
Recycling	0.5
Rubber/Plastic Products	0.4
Cosmetics & Toiletries	0.4
Electronic Components — Semiconductors	0.4
Oil & Gas Drilling	0.4
Retail — Apparel/Shoe	0.4
Office Supplies & Forms	0.4
Medical Products	0.4
Medical Instruments	0.3
Finance — Leasing Companies	0.3
Apparel Manufacturers	0.2
Metal — Aluminum	0.2
Food — Confectionery	0.1
Publishing — Newspapers	0.1
Publishing — Books	0.1
Oil — Field Services	0.1

97.1%

*	Calculated as a percentage of net assets

211

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.3%
Apparel Manufacturers — 0.2%
Delta Apparel, Inc.†	34,388	$423,316

Auto/Truck Parts & Equipment - Replacement — 1.0%
Douglas Dynamics, Inc.	49,490	1,808,365

Banks - Commercial — 10.8%
Associated Banc-Corp	131,783	1,846,280
CVB Financial Corp.	75,583	1,474,624
First Citizens BancShares, Inc., Class A	9,874	3,801,490
First Hawaiian, Inc.	121,771	2,100,550
Hancock Whitney Corp.	74,766	1,616,441
IBERIABANK Corp.	20,701	877,929
Renasant Corp.	79,681	1,921,906
South State Corp.	27,816	1,462,287
UMB Financial Corp.	78,165	4,008,301

		19,109,808

Beverages - Non-alcoholic — 1.0%
Primo Water Corp.	148,823	1,790,341

Building & Construction Products - Misc. — 1.5%
Simpson Manufacturing Co., Inc.	32,377	2,592,103

Building Products - Cement — 2.7%
Eagle Materials, Inc.	72,670	4,851,449

Building Products - Doors & Windows — 0.5%
Griffon Corp.	50,603	850,130

Building - Maintenance & Services — 0.5%
ServiceMaster Global Holdings, Inc.†	26,206	862,177

Chemicals - Diversified — 3.3%
Huntsman Corp.	56,483	1,025,166
Innospec, Inc.	62,244	4,798,390

		5,823,556

Chemicals - Plastics — 2.2%
PolyOne Corp.	156,769	3,884,736

Chemicals - Specialty — 2.4%
Balchem Corp.	1,762	177,345
Element Solutions, Inc.†	86,055	937,139
Ferro Corp.†	43,260	519,985
H.B. Fuller Co.	6,717	252,693
Ingevity Corp.†	17,592	926,571
PQ Group Holdings, Inc.†	66,325	832,379
Rogers Corp.†	6,211	672,403

		4,318,515

Commercial Services - Finance — 0.8%
CBIZ, Inc.†	14,004	317,191
Euronet Worldwide, Inc.†	8,228	779,438
Franchise Group, Inc.#	21,477	339,337

		1,435,966

Computer Services — 2.3%
MAXIMUS, Inc.	22,387	1,612,312
Parsons Corp.†	44,778	1,820,674
Sykes Enterprises, Inc.†	26,059	710,368

		4,143,354

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†	292	13,169

Consumer Products - Misc. — 5.3%
Central Garden & Pet Co.†	46,948	1,722,522
Central Garden & Pet Co., Class A†	48,148	1,649,551
Helen of Troy, Ltd.†	13,658	2,484,663
Quanex Building Products Corp.	110,148	1,365,835

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
Reynolds Consumer Products, Inc.	6,860	$229,056
Spectrum Brands Holdings, Inc.	40,823	1,931,744

		9,383,371

Containers - Metal/Glass — 1.8%
Silgan Holdings, Inc.	95,074	3,179,275

Containers - Paper/Plastic — 0.9%
TriMas Corp.†	70,898	1,676,738

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co.†	25,993	790,707

Diversified Operations/Commercial Services — 0.5%
Viad Corp.	51,598	946,307

Electric Products - Misc. — 1.1%
Littelfuse, Inc.	2,577	418,737
Novanta, Inc.†	15,389	1,580,604

		1,999,341

Electric - Integrated — 4.9%
ALLETE, Inc.	26,825	1,575,432
Hawaiian Electric Industries, Inc.	89,381	3,526,974
IDACORP, Inc.	37,525	3,498,456

		8,600,862

Electronic Components - Misc. — 1.4%
Atkore International Group, Inc.†	89,221	2,394,692

Electronic Components - Semiconductors — 0.4%
DSP Group, Inc.†	42,128	759,147

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	13,949	853,539

Electronic Security Devices — 0.6%
API Group Corp.*	89,247	1,005,814

Enterprise Software/Service — 1.5%
ACI Worldwide, Inc.†	30,655	845,465
BlackBerry, Ltd.†#	177,815	825,061
Verint Systems, Inc.†	20,100	932,037

		2,602,563

Finance - Leasing Companies — 0.3%
Air Lease Corp.	17,282	520,361

Food - Baking — 1.0%
Hostess Brands, Inc.†	140,319	1,694,352

Food - Catering — 1.0%
Healthcare Services Group, Inc.	71,289	1,705,233

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.	6,656	237,087

Food - Misc./Diversified — 5.1%
J&J Snack Foods Corp.	27,338	3,516,487
Nomad Foods, Ltd.†	229,815	4,867,482
TreeHouse Foods, Inc.†	11,930	628,830

		9,012,799

Footwear & Related Apparel — 0.5%
Steven Madden, Ltd.	36,432	856,881

Human Resources — 1.1%
Korn Ferry	66,370	2,008,356

Insurance - Life/Health — 0.8%
CNO Financial Group, Inc.	63,347	909,030
National Western Life Group, Inc., Class A	2,197	430,458

		1,339,488

212

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 4.9%
Enstar Group, Ltd.†	13,295	$1,893,208
Hanover Insurance Group, Inc.	26,381	2,647,333
ProAssurance Corp.	71,078	980,876
Stewart Information Services Corp.	55,502	1,710,572
White Mountains Insurance Group, Ltd.	1,591	1,456,656

		8,688,645

Investment Companies — 1.3%
Apollo Investment Corp.#	97,237	982,094
New Mountain Finance Corp.#	134,945	1,281,977

		2,264,071

Investment Management/Advisor Services — 1.0%
Artisan Partners Asset Management, Inc., Class A	41,862	1,212,742
Westwood Holdings Group, Inc.	32,722	580,161

		1,792,903

Machinery - Electrical — 2.3%
Franklin Electric Co., Inc.	78,987	4,006,221

Machinery - Farming — 0.7%
Alamo Group, Inc.	12,608	1,302,659

Machinery - General Industrial — 1.1%
Kadant, Inc.	19,664	1,904,065

Machinery - Pumps — 2.2%
CSW Industrials, Inc.	52,482	3,755,612
NN, Inc.	42,069	188,048

		3,943,660

Medical Instruments — 0.3%
Natus Medical, Inc.†	28,458	609,001

Medical Products — 0.4%
Avanos Medical, Inc.†	10,284	298,853
Hanger, Inc.†	18,846	346,013

		644,866

Medical - Drugs — 1.1%
Prestige Consumer Healthcare, Inc.†	47,650	2,010,830

Medical - Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	24,253	843,762

Metal Processors & Fabrication — 2.5%
Mayville Engineering Co., Inc.†	36,778	225,081
Mueller Industries, Inc.	155,447	4,162,871

		4,387,952

Metal - Aluminum — 0.2%
Alcoa Corp.†	45,293	417,148

Networking Products — 0.5%
NETGEAR, Inc.†	34,560	889,229

Office Supplies & Forms — 0.4%
ACCO Brands Corp.	105,150	650,878

Oil & Gas Drilling — 0.4%
Patterson-UTI Energy, Inc.	198,114	731,041

Oil Companies - Exploration & Production — 0.5%
Berry Corp.	99,301	421,036
Magnolia Oil & Gas Corp., Class A†	98,918	548,995

		970,031

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc.†	225,756	65,469

Oil-Field Services — 0.1%
Oil States International, Inc.†	24,660	104,558

Security Description	Shares/ Principal Amount	Value (Note 2)

Paper & Related Products — 3.2%
Neenah, Inc.	72,136	$3,647,196
Schweitzer-Mauduit International, Inc.	65,422	1,988,175

		5,635,371

Printing - Commercial — 1.3%
Deluxe Corp.	45,294	1,056,709
Ennis, Inc.	68,708	1,223,002

		2,279,711

Publishing - Books — 0.1%
Gannett Co, Inc.#	81,063	106,192

Publishing - Newspapers — 0.1%
A.H. Belo Corp., Class A	128,280	198,834

Quarrying — 0.7%
Compass Minerals International, Inc.#	27,291	1,314,880

Real Estate Investment Trusts — 2.9%
Acadia Realty Trust	74,277	871,269
Apollo Commercial Real Estate Finance, Inc.	107,724	886,569
New York Mtg. Trust, Inc.	249,059	518,043
Two Harbors Investment Corp.	272,570	1,232,016
Washington Real Estate Investment Trust	77,301	1,695,211

		5,203,108

Recycling — 0.5%
Harsco Corp.†	71,792	801,199

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.#	78,785	721,671

Retail - Discount — 2.2%
BJ’s Wholesale Club Holdings, Inc.†	106,689	3,840,804

Retail - Restaurants — 3.2%
Denny’s Corp.†	217,042	2,353,820
Dine Brands Global, Inc.#	44,150	2,003,969
Jack in the Box, Inc.	19,351	1,296,904

		5,654,693

Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	58,191	791,979

Semiconductor Equipment — 1.9%
Brooks Automation, Inc.	44,957	1,796,932
Cabot Microelectronics Corp.	10,491	1,519,726

		3,316,658

Wire & Cable Products — 0.6%
Belden, Inc.	29,672	1,010,035

Total Long-Term Investment Securities
(cost $194,632,884)		170,576,022

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $1,391,656)	1,391,656	1,391,656

TOTAL INVESTMENTS
(cost $196,024,540)(3)	97.1%	171,967,678
Other assets less liabilities	2.9	5,142,101

NET ASSETS	100.0%	$177,109,779

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

213

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2020, the aggregate value of these securities was $1,005,814 representing 0.6% of net assets.

(1)

At May 31, 2020, the Fund had loaned securities with a total value of $7,036,694. This was secured by collateral of $1,391,656, which was received in cash and subsequently invested in short-term investments currently valued at $1,391,656 as reported in the Portfolio of Investments. Additional collateral of $6,087,267 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	$224,894
United States Treasury Notes/Bonds	zero coupon to 6.25%	06/15/2020 to 11/15/2049	5,862,373

(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$170,576,022	$—	$—	$170,576,022
Short-Term Investment Securities	1,391,656	—	—	1,391,656

Total Investments at Value	$171,967,678	$—	$—	$171,967,678

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

214

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	8.7%
Registered Investment Companies	7.4
Therapeutics	4.8
Enterprise Software/Service	4.6
Medical Products	4.0
Semiconductor Equipment	4.0
Internet Application Software	3.1
Retail — Restaurants	3.0
Applications Software	2.7
Computer Software	2.7
Commercial Services — Finance	2.6
Electronic Components — Semiconductors	2.4
Medical Instruments	2.3
Real Estate Investment Trusts	2.1
Aerospace/Defense — Equipment	2.0
Instruments — Scientific	1.9
Electronic Measurement Instruments	1.8
Medical — HMO	1.7
Consulting Services	1.6
Aerospace/Defense	1.6
Distribution/Wholesale	1.6
Chemicals — Specialty	1.6
Electric Products — Misc.	1.6
Food — Misc./Diversified	1.6
Coatings/Paint	1.5
Retail — Apparel/Shoe	1.5
Finance — Investment Banker/Broker	1.4
Disposable Medical Products	1.4
Veterinary Diagnostics	1.4
Machine Tools & Related Products	1.3
Schools	1.3
Office Automation & Equipment	1.2
Electronic Security Devices	1.2
Machinery — General Industrial	1.2
Machinery — Pumps	1.1
Data Processing/Management	1.1
Drug Delivery Systems	1.1
Hotels/Motels	1.0
Retail — Floor Coverings	1.0
Healthcare Safety Devices	0.9
Recreational Vehicles	0.8
Retail — Misc./Diversified	0.8
Shipbuilding	0.8
Medical — Drugs	0.8
Computers — Other	0.8
Office Supplies & Forms	0.8
Telecom Equipment — Fiber Optics	0.7
Medical — Generic Drugs	0.7
Athletic Equipment	0.7
Finance — Other Services	0.7
Transport — Truck	0.7
Metal Processors & Fabrication	0.7
Medical Labs & Testing Services	0.7
Insurance Brokers	0.6
Building & Construction Products — Misc.	0.6
Advertising Services	0.6
Recreational Centers	0.5
Building — Maintenance & Services	0.5
Diagnostic Equipment	0.5
Miscellaneous Manufacturing	0.4
Apparel Manufacturers	0.4
Banks — Commercial	0.3
Diversified Manufacturing Operations	0.3
Insurance — Life/Health	0.1

105.5%

*	Calculated as a percentage of net assets

215

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Services — 0.6%
Trade Desk, Inc., Class A†#	2,391	$744,940

Aerospace/Defense — 1.6%
Teledyne Technologies, Inc.†	5,703	2,133,606

Aerospace/Defense - Equipment — 2.0%
Aerojet Rocketdyne Holdings, Inc.†	32,772	1,437,052
HEICO Corp., Class A	7,747	650,360
Hexcel Corp.	13,114	474,596

		2,562,008

Apparel Manufacturers — 0.4%
Columbia Sportswear Co.	7,317	534,580

Applications Software — 2.7%
Cloudflare, Inc., Class A†#	42,006	1,221,115
Elastic NV†	8,810	756,955
HubSpot, Inc.†	8,083	1,616,115

		3,594,185

Athletic Equipment — 0.7%
Peloton Interactive, Inc., Class A†	21,904	924,130

Banks - Commercial — 0.3%
Pinnacle Financial Partners, Inc.	11,041	439,984

Building & Construction Products - Misc. — 0.6%
Fortune Brands Home & Security, Inc.	12,519	763,158

Building - Maintenance & Services — 0.5%
Rollins, Inc.	14,982	626,248

Chemicals - Specialty — 1.6%
Ashland Global Holdings, Inc.	23,316	1,565,903
Ingevity Corp.†	9,860	519,326

		2,085,229

Coatings/Paint — 1.5%
RPM International, Inc.	27,002	2,019,210

Commercial Services - Finance — 2.6%
Avalara, Inc.†	16,925	1,811,990
MarketAxess Holdings, Inc.	3,028	1,540,011

		3,352,001

Computer Software — 2.7%
Bill.com Holdings, Inc.†#	9,836	684,979
Datadog, Inc., Class A†	20,214	1,440,652
Dynatrace, Inc.†	36,153	1,390,806

		3,516,437

Computers - Other — 0.8%
Lumentum Holdings, Inc.†	13,562	994,366

Consulting Services — 1.6%
Booz Allen Hamilton Holding Corp.	27,123	2,163,330

Data Processing/Management — 1.1%
DocuSign, Inc.†	10,229	1,429,400

Diagnostic Equipment — 0.5%
10X Genomics, Inc., Class A†	7,582	591,169

Disposable Medical Products — 1.4%
Teleflex, Inc.	5,034	1,826,637

Distribution/Wholesale — 1.6%
Pool Corp.	3,022	812,979
SiteOne Landscape Supply, Inc.†#	12,211	1,298,151

		2,111,130

Diversified Manufacturing Operations — 0.3%
Standex International Corp.	8,238	435,873

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.1%
DexCom, Inc.†	3,661	$1,384,993

Electric Products - Misc. — 1.6%
Novanta, Inc.†	20,218	2,076,591

Electronic Components - Semiconductors — 2.4%
Inphi Corp.†	10,644	1,337,631
Monolithic Power Systems, Inc.	8,756	1,836,571

		3,174,202

Electronic Measurement Instruments — 1.8%
Badger Meter, Inc.	23,949	1,465,439
National Instruments Corp.	22,870	885,527

		2,350,966

Electronic Security Devices — 1.2%
Allegion PLC	16,242	1,619,327

Enterprise Software/Service — 4.6%
Black Knight, Inc.†	17,908	1,378,558
Coupa Software, Inc.†	9,048	2,058,510
Paycom Software, Inc.†	3,714	1,103,912
Tyler Technologies, Inc.†	3,947	1,481,349

		6,022,329

Finance - Investment Banker/Broker — 1.4%
Evercore, Inc., Class A	10,118	557,603
Houlihan Lokey, Inc.	10,167	614,900
Tradeweb Markets, Inc.	10,858	716,194

		1,888,697

Finance - Other Services — 0.7%
Cboe Global Markets, Inc.	8,461	900,758

Food - Misc./Diversified — 1.6%
BellRing Brands, Inc., Class A†	36,527	733,462
Beyond Meat, Inc.†	3,268	419,252
Lamb Weston Holdings, Inc.	14,785	887,987

		2,040,701

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	13,950	1,159,942

Hotels/Motels — 1.0%
Choice Hotels International, Inc.	16,989	1,373,221

Instruments - Scientific — 1.9%
PerkinElmer, Inc.	24,777	2,489,345

Insurance Brokers — 0.6%
Brown & Brown, Inc.	21,088	847,738

Insurance - Life/Health — 0.1%
Primerica, Inc.	1,523	173,074

Internet Application Software — 3.1%
Anaplan, Inc.†	22,506	1,033,476
Okta, Inc.†	7,037	1,376,296
Zendesk, Inc.†	19,626	1,682,929

		4,092,701

Machine Tools & Related Products — 1.3%
Colfax Corp.†	62,068	1,741,628

Machinery - General Industrial — 1.2%
IDEX Corp.	9,820	1,565,013

Machinery - Pumps — 1.1%
Graco, Inc.	13,060	629,623
Xylem, Inc.	12,844	852,071

		1,481,694

216

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 2.3%
Bio-Techne Corp.	6,342	$1,679,361
NuVasive, Inc.†	15,286	926,332
Silk Road Medical, Inc.†	9,340	357,442

		2,963,135

Medical Labs & Testing Services — 0.7%
Teladoc Health, Inc.†	5,045	878,133

Medical Products — 4.0%
Castle Biosciences, Inc.†	17,019	654,040
Inari Medical, Inc.	2,138	94,072
Nevro Corp.†#	11,079	1,391,523
West Pharmaceutical Services, Inc.	14,432	3,117,889

		5,257,524

Medical - Biomedical/Gene — 8.7%
ACADIA Pharmaceuticals, Inc.†#	6,353	315,617
Amarin Corp. PLC ADR†#	41,058	281,658
Argenx SE ADR†	1,794	393,424
Atreca, Inc., Class A†#	21,559	398,195
Beam Therapeutics, Inc.†	18,878	482,333
Bluebird Bio, Inc.†#	8,609	547,791
Centogene NV†#	32,000	563,840
Exelixis, Inc.†	70,504	1,742,154
Genmab A/S ADR†	35,674	1,086,987
Guardant Health, Inc.†	14,770	1,335,060
Immunomedics, Inc.†#	23,010	772,906
Moderna, Inc.†	17,799	1,094,638
PTC Therapeutics, Inc.†	11,066	561,157
Seattle Genetics, Inc.†	6,095	958,195
Y-mAbs Therapeutics, Inc.†#	23,696	904,713

		11,438,668

Medical - Drugs — 0.8%
Alector, Inc.†#	23,630	772,701
BioSpecifics Technologies Corp.†	4,126	256,637

		1,029,338

Medical - Generic Drugs — 0.7%
Momenta Pharmaceuticals, Inc.†	30,559	961,997

Medical - HMO — 1.7%
Molina Healthcare, Inc.†	12,309	2,287,258

Metal Processors & Fabrication — 0.7%
RBC Bearings, Inc.†	6,264	881,032

Miscellaneous Manufacturing — 0.4%
John Bean Technologies Corp.	6,654	546,626

Office Automation & Equipment — 1.2%
Zebra Technologies Corp., Class A†	6,213	1,623,581

Office Supplies & Forms — 0.8%
Avery Dennison Corp.	8,940	989,390

Real Estate Investment Trusts — 2.1%
Americold Realty Trust	15,389	549,541
Equity LifeStyle Properties, Inc.	23,332	1,453,584
Terreno Realty Corp.	14,231	728,485

		2,731,610

Recreational Centers — 0.5%
Planet Fitness, Inc., Class A†	9,756	630,530

Recreational Vehicles — 0.8%
Brunswick Corp.	19,647	1,080,781

Retail - Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	9,087	1,905,271

Retail - Floor Coverings — 1.0%
Floor & Decor Holdings, Inc., Class A†#	25,017	1,300,884

Security Description	Shares	Value (Note 2)

Retail - Misc./Diversified — 0.8%
Five Below, Inc.†#	10,319	$1,079,883

Retail - Restaurants — 3.0%
Domino’s Pizza, Inc.	2,076	801,004
Dunkin’ Brands Group, Inc.	20,181	1,288,961
Wingstop, Inc.	15,213	1,855,225

		3,945,190

Schools — 1.3%
Bright Horizons Family Solutions, Inc.†	8,211	918,647
Chegg, Inc.†#	12,683	774,677

		1,693,324

Semiconductor Equipment — 4.0%
Entegris, Inc.	36,621	2,192,866
MKS Instruments, Inc.	13,275	1,402,238
Teradyne, Inc.	23,691	1,587,771

		5,182,875

Shipbuilding — 0.8%
Huntington Ingalls Industries, Inc.	5,242	1,047,823

Telecom Equipment - Fiber Optics — 0.7%
Ciena Corp.†	17,550	969,813

Therapeutics — 4.8%
Agios Pharmaceuticals, Inc.†#	35,244	1,823,525
GW Pharmaceuticals PLC ADR†#	4,148	509,167
Neurocrine Biosciences, Inc.†	17,611	2,197,148
Sarepta Therapeutics, Inc.†	11,925	1,815,820

		6,345,660

Transport - Truck — 0.7%
Old Dominion Freight Line, Inc.	5,254	898,907

Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†	41,760	894,082
Neogen Corp.†	12,978	924,293

		1,818,375

Total Long-Term Investment Securities
(cost $103,101,604)		128,718,149

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Registered Investment Companies — 7.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(1)	3,147,709	3,147,709
State Street Navigator Securities Lending Government Money Market Portfolio(1)(2) 0.13%	6,624,410	6,624,410

Total Short-Term Investment Securities
(cost $9,772,119)		9,772,119

TOTAL INVESTMENTS
(cost $112,873,723)(3)	105.5%	138,490,268
Liabilities in excess of other assets	(5.5)	(7,261,520)

NET ASSETS	100.0%	$131,228,748

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $10,763,677. This was secured by collateral of $6,624,410, which was received in cash and subsequently invested in short-term investments currently valued at $6,624,410 as reported in the Portfolio of Investments. Additional collateral of $4,341,480 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

217

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 08/13/2020	$138,034
United States Treasury Notes/Bonds	zero coupon to 6.50%	06/15/2020 to 11/15/2049	4,203,446

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$128,718,149	$—	$—	$128,718,149
Short-Term Investment Securities	9,772,119	—	—	9,772,119

Total Investments at Value	$138,490,268	$—	$—	$138,490,268

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

218

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	6.7%
Computers	5.3
Medical — Drugs	5.1
E-Commerce/Products	4.1
Electronic Components — Semiconductors	3.6
Web Portals/ISP	3.3
Internet Content — Entertainment	2.9
Finance — Credit Card	2.8
Diversified Banking Institutions	2.8
Real Estate Investment Trusts	2.8
Electric — Integrated	2.7
Medical — Biomedical/Gene	2.1
Commercial Services — Finance	2.0
Telephone — Integrated	1.8
Medical — HMO	1.8
Insurance — Property/Casualty	1.8
Retail — Discount	1.7
Cosmetics & Toiletries	1.5
Medical Products	1.5
Beverages — Non-alcoholic	1.5
Aerospace/Defense	1.5
Retail — Building Products	1.5
Oil Companies — Integrated	1.4
Retail — Restaurants	1.2
Medical Instruments	1.2
Diversified Manufacturing Operations	1.1
Computer Services	1.1
Cable/Satellite TV	1.1
Diagnostic Equipment	1.0
Banks — Super Regional	0.9
Transport — Rail	0.9
Repurchase Agreements	0.9
Networking Products	0.8
Multimedia	0.8
Data Processing/Management	0.8
Electronic Forms	0.7
Tobacco	0.7
Insurance — Multi-line	0.7
Industrial Gases	0.6
Pharmacy Services	0.6
Oil Companies — Exploration & Production	0.6
Semiconductor Components — Integrated Circuits	0.6
Finance — Other Services	0.6
Investment Management/Advisor Services	0.6
Insurance Brokers	0.6
Chemicals — Diversified	0.5
Enterprise Software/Service	0.5
Food — Misc./Diversified	0.5
Transport — Services	0.5
Instruments — Controls	0.5
Computer Aided Design	0.5
Athletic Footwear	0.5
Banks — Commercial	0.5
Semiconductor Equipment	0.5
Electronic Measurement Instruments	0.4
Food — Confectionery	0.4
Drug Delivery Systems	0.4
Entertainment Software	0.4
Oil Refining & Marketing	0.4
Retail — Auto Parts	0.3
E-Commerce/Services	0.3
Insurance — Life/Health	0.3
Chemicals — Specialty	0.3
Consumer Products — Misc.	0.3
Pipelines	0.3
Banks — Fiduciary	0.3
Electric — Distribution	0.3
Machinery — Construction & Mining	0.3
Retail — Major Department Stores	0.3

Distribution/Wholesale	0.3
Medical Labs & Testing Services	0.2
Non-Hazardous Waste Disposal	0.2
Electric Products — Misc.	0.2
Registered Investment Companies	0.2
Medical — Wholesale Drug Distribution	0.2
Electronic Connectors	0.2
Building — Residential/Commercial	0.2
Auto — Cars/Light Trucks	0.2
Auto — Heavy Duty Trucks	0.2
Oil — Field Services	0.2
Aerospace/Defense — Equipment	0.2
Coatings/Paint	0.2
Gold Mining	0.2
Machinery — Farming	0.2
Airlines	0.2
Hotels/Motels	0.2
Machinery — General Industrial	0.2
Finance — Investment Banker/Broker	0.2
Building Products — Air & Heating	0.2
Retail — Apparel/Shoe	0.2
Machinery — Pumps	0.2
U.S. Government Treasuries	0.2
Consulting Services	0.2
Containers — Paper/Plastic	0.2
Cellular Telecom	0.2
Medical — Hospitals	0.1
Brewery	0.1
Apparel Manufacturers	0.1
Computers — Memory Devices	0.1
Computer Software	0.1
Casino Hotels	0.1
Retail — Drug Store	0.1
Food — Meat Products	0.1
Commercial Services	0.1
Food — Wholesale/Distribution	0.1
Dental Supplies & Equipment	0.1
Decision Support Software	0.1
Transport — Truck	0.1
Diagnostic Kits	0.1
Building Products — Cement	0.1
Tools — Hand Held	0.1
Food — Retail	0.1
Auto/Truck Parts & Equipment — Original	0.1
Broadcast Services/Program	0.1
Industrial Automated/Robotic	0.1
Instruments — Scientific	0.1
Containers — Metal/Glass	0.1
Wireless Equipment	0.1
Respiratory Products	0.1
Water	0.1
Medical Information Systems	0.1
Web Hosting/Design	0.1
Agricultural Operations	0.1
Gas — Distribution	0.1
Agricultural Biotech	0.1
Cruise Lines	0.1
Computer Data Security	0.1
Advertising Agencies	0.1
Soap & Cleaning Preparation	0.1
Retail — Consumer Electronics	0.1
Telecom Equipment — Fiber Optics	0.1
Office Automation & Equipment	0.1
Disposable Medical Products	0.1
Medical — Generic Drugs	0.1
E-Services/Consulting	0.1
Real Estate Management/Services	0.1
Retail — Automobile	0.1
Retail — Gardening Products	0.1

219

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Perfume & Cosmetics	0.1%
Retail — Jewelry	0.1
Paper & Related Products	0.1
Building Products — Wood	0.1
Metal — Copper	0.1
Internet Security	0.1
Electronic Components-Misc.	0.1
Steel — Producers	0.1

100.2%

*	Calculated as a percentage of net assets

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	73,121	$1,251,100
Omnicom Group, Inc.#	41,061	2,249,732

		3,500,832

Aerospace/Defense — 1.5%
Boeing Co.	100,829	14,705,910
General Dynamics Corp.	44,193	6,488,858
Lockheed Martin Corp.	46,811	18,183,265
Northrop Grumman Corp.	29,559	9,908,177
Raytheon Technologies Corp.	276,826	17,860,813
TransDigm Group, Inc.	9,391	3,989,485

		71,136,508

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	73,052	955,520
L3Harris Technologies, Inc.	41,690	8,315,071

		9,270,591

Agricultural Biotech — 0.1%
Corteva, Inc.	141,139	3,854,506

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	41,005	1,204,317
Mosaic Co.	65,939	797,202

		2,001,519

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	104,984	4,126,921

Airlines — 0.2%
Alaska Air Group, Inc.	23,229	794,200
American Airlines Group, Inc.#	73,525	772,012
Delta Air Lines, Inc.	108,551	2,736,571
Southwest Airlines Co.	99,346	3,189,007
United Airlines Holdings, Inc.†	47,008	1,318,104

		8,809,894

Apparel Manufacturers — 0.1%
Hanesbrands, Inc.#	68,212	672,570
PVH Corp.	13,983	635,807
Ralph Lauren Corp.	9,379	708,208
Tapestry, Inc.	52,038	707,717
Under Armour, Inc., Class A†#	35,493	310,564
Under Armour, Inc., Class C†	36,695	288,423
VF Corp.	61,760	3,464,736

		6,788,025

Appliances — 0.0%
Whirlpool Corp.#	11,919	1,451,973

Applications Software — 6.7%
Intuit, Inc.	49,091	14,252,099
Microsoft Corp.	1,438,697	263,641,225
salesforce.com, Inc.†	167,278	29,238,522
ServiceNow, Inc.†	35,567	13,797,506

		320,929,352

Athletic Footwear — 0.5%
NIKE, Inc., Class B	234,985	23,164,821

Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	734,368	4,193,241
General Motors Co.	237,116	6,136,562

		10,329,803

Security Description	Shares	Value (Note 2)

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	28,893	$4,900,253
PACCAR, Inc.	65,227	4,817,666

		9,717,919

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	48,145	3,627,726
BorgWarner, Inc.	38,942	1,251,985

		4,879,711

Banks-Commercial — 0.5%
Citizens Financial Group, Inc.	81,983	1,975,790
First Republic Bank	31,781	3,437,751
M&T Bank Corp.	24,886	2,629,455
Regions Financial Corp.	181,919	2,057,504
SVB Financial Group†	9,725	2,088,444
Truist Financial Corp.	252,908	9,301,956
Zions Bancorp NA	32,147	1,057,797

		22,548,697

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	158,263	5,882,636
Northern Trust Corp.	39,958	3,157,081
State Street Corp.	68,574	4,180,271

		13,219,988

Banks-Super Regional — 0.9%
Comerica, Inc.	27,185	988,175
Fifth Third Bancorp	133,834	2,595,041
Huntington Bancshares, Inc.	194,764	1,731,452
KeyCorp	185,750	2,201,138
PNC Financial Services Group, Inc.	82,633	9,423,467
US Bancorp	268,038	9,531,431
Wells Fargo & Co.	725,820	19,212,455

		45,683,159

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	727,201	33,945,743
Monster Beverage Corp.†	71,994	5,177,088
PepsiCo, Inc.	262,973	34,594,098

		73,716,929

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	34,360	2,265,355

Brewery — 0.1%
Constellation Brands, Inc., Class A	31,588	5,455,247
Molson Coors Beverage Co., Class B	35,428	1,344,847

		6,800,094

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†#	29,823	648,650
Discovery, Inc., Class C†	63,256	1,239,185
Fox Corp., Class A	66,856	1,950,189
Fox Corp., Class B	30,620	881,244

		4,719,268

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	26,242	1,599,712

Building Products-Air & Heating — 0.2%
Carrier Global Corp.†	153,004	3,131,992
Johnson Controls International PLC	145,480	4,569,527

		7,701,519

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	11,787	2,264,165
Vulcan Materials Co.	24,961	2,703,775

		4,967,940

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products-Wood — 0.1%
Masco Corp.	53,577	$2,499,367

Building-Maintenance & Services — 0.0%
Rollins, Inc.#	26,553	1,109,915

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	63,239	3,497,116
Lennar Corp., Class A	52,782	3,191,200
NVR, Inc.†	657	2,116,598
PulteGroup, Inc.	48,040	1,631,919

		10,436,833

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	29,569	16,085,536
Comcast Corp., Class A	856,150	33,903,540
DISH Network Corp., Class A†	48,088	1,521,985

		51,511,061

Casino Hotels — 0.1%
Las Vegas Sands Corp.	63,731	3,055,264
MGM Resorts International	97,119	1,668,504
Wynn Resorts, Ltd.	18,221	1,517,445

		6,241,213

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	71,794	7,182,272

Chemicals-Diversified — 0.5%
Celanese Corp.	22,796	2,049,588
Dow, Inc.	139,837	5,397,708
DuPont de Nemours, Inc.	139,707	7,087,336
Eastman Chemical Co.	25,644	1,745,844
FMC Corp.	24,444	2,405,534
LyondellBasell Industries NV, Class A	48,416	3,087,004
PPG Industries, Inc.	44,594	4,533,872

		26,306,886

Chemicals-Specialty — 0.3%
Albemarle Corp.#	19,997	1,530,170
Ecolab, Inc.	47,293	10,053,546
International Flavors & Fragrances, Inc.#	20,136	2,681,914

		14,265,630

Coatings/Paint — 0.2%
Sherwin-Williams Co.	15,493	9,200,518

Commercial Services — 0.1%
Cintas Corp.	15,810	3,920,247
Nielsen Holdings PLC	67,102	932,047
Quanta Services, Inc.	26,834	990,980

		5,843,274

Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	81,602	11,953,877
Equifax, Inc.	22,835	3,506,542
FleetCor Technologies, Inc.†	16,366	3,989,867
Global Payments, Inc.	56,680	10,173,493
H&R Block, Inc.#	36,821	625,957
IHS Markit, Ltd.	75,622	5,252,704
MarketAxess Holdings, Inc.	7,152	3,637,436
Moody’s Corp.	30,621	8,188,362
PayPal Holdings, Inc.†	221,438	34,325,104
S&P Global, Inc.	46,090	14,980,172

		96,633,514

Computer Aided Design — 0.5%
ANSYS, Inc.†	16,140	4,567,620
Autodesk, Inc.†	41,495	8,729,718

Security Description	Shares	Value (Note 2)

Computer Aided Design (continued)
Cadence Design Systems, Inc.†	52,916	$4,830,702
Synopsys, Inc.†	28,350	5,128,798

		23,256,838

Computer Data Security — 0.1%
Fortinet, Inc.†	26,772	3,726,662

Computer Services — 1.1%
Accenture PLC, Class A	119,765	24,147,019
Cognizant Technology Solutions Corp., Class A	103,265	5,473,045
DXC Technology Co.	48,278	686,030
International Business Machines Corp.	167,020	20,860,798
Leidos Holdings, Inc.	25,096	2,642,358

		53,809,250

Computer Software — 0.1%
Akamai Technologies, Inc.†	30,476	3,224,361
Citrix Systems, Inc.	21,690	3,212,723

		6,437,084

Computers — 5.3%
Apple, Inc.	787,667	250,430,846
Hewlett Packard Enterprise Co.	244,032	2,369,550
HP, Inc.	279,470	4,231,176

		257,031,572

Computers-Memory Devices — 0.1%
NetApp, Inc.	43,041	1,917,046
Seagate Technology PLC	43,599	2,312,491
Western Digital Corp.	56,087	2,488,580

		6,718,117

Consulting Services — 0.2%
Gartner, Inc.†	16,870	2,053,079
Verisk Analytics, Inc.	30,904	5,336,503

		7,389,582

Consumer Products-Misc. — 0.3%
Clorox Co.	23,668	4,881,525
Kimberly-Clark Corp.	64,649	9,143,955

		14,025,480

Containers-Metal/Glass — 0.1%
Ball Corp.	61,692	4,396,172

Containers-Paper/Plastic — 0.2%
Amcor PLC	305,539	3,119,553
Packaging Corp. of America	17,851	1,810,270
Sealed Air Corp.	29,140	935,394
WestRock Co.	48,636	1,364,726

		7,229,943

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	161,627	11,690,481
Coty, Inc., Class A	55,742	202,343
Estee Lauder Cos., Inc., Class A	41,970	8,287,816
Procter & Gamble Co.	470,302	54,517,408

		74,698,048

Cruise Lines — 0.1%
Carnival Corp.#	87,834	1,382,507
Norwegian Cruise Line Holdings, Ltd.†#	46,982	735,738
Royal Caribbean Cruises, Ltd.	32,418	1,681,522

		3,799,767

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	21,621	2,618,303
Fidelity National Information Services, Inc.	115,906	16,091,230

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management (continued)
Fiserv, Inc.†	107,704	$11,499,556
Jack Henry & Associates, Inc.	14,510	2,624,279
Paychex, Inc.	60,078	4,342,438

		37,175,806

Decision Support Software — 0.1%
MSCI, Inc.	15,975	5,253,379

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	13,525	3,322,010
DENTSPLY SIRONA, Inc.	41,944	1,951,235

		5,273,245

Diagnostic Equipment — 1.0%
Danaher Corp.	118,668	19,771,276
Thermo Fisher Scientific, Inc.	75,622	26,406,446

		46,177,722

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	16,178	4,997,061

Dialysis Centers — 0.0%
DaVita, Inc.†	16,912	1,369,196

Disposable Medical Products — 0.1%
Teleflex, Inc.	8,731	3,168,131

Distribution/Wholesale — 0.3%
Copart, Inc.†	38,578	3,448,487
Fastenal Co.	108,160	4,462,682
LKQ Corp.†	57,795	1,587,051
WW Grainger, Inc.	8,228	2,547,553

		12,045,773

Diversified Banking Institutions — 2.8%
Bank of America Corp.	1,526,728	36,824,679
Citigroup, Inc.	411,723	19,725,649
Goldman Sachs Group, Inc.	60,099	11,808,852
JPMorgan Chase & Co.	591,502	57,559,060
Morgan Stanley	219,633	9,707,779

		135,626,019

Diversified Manufacturing Operations — 1.1%
3M Co.	108,448	16,965,605
A.O. Smith Corp.	25,848	1,227,780
Eaton Corp. PLC	77,962	6,618,974
General Electric Co.	1,647,038	10,821,040
Illinois Tool Works, Inc.	55,158	9,512,549
Parker-Hannifin Corp.	24,227	4,360,133
Textron, Inc.	43,048	1,333,196
Trane Technologies PLC	45,185	4,076,139

		54,915,416

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	55,610	13,731,777
DexCom, Inc.†	17,197	6,505,797

		20,237,574

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	78,541	191,826,182
eBay, Inc.	144,216	6,567,597

		198,393,779

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	7,894	12,941,582
Cars.com, Inc.†	1	6
Expedia Group, Inc.	26,354	2,094,616

		15,036,204

Security Description	Shares	Value (Note 2)

E-Services/Consulting — 0.1%
CDW Corp.	27,097	$3,005,328

Electric Products-Misc. — 0.2%
AMETEK, Inc.	43,110	3,953,618
Emerson Electric Co.	114,879	7,009,917

		10,963,535

Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	94,716	1,684,050
Consolidated Edison, Inc.	62,693	4,705,737
Sempra Energy	53,162	6,714,892

		13,104,679

Electric-Integrated — 2.7%
AES Corp.	125,201	1,563,760
Alliant Energy Corp.	45,327	2,237,341
Ameren Corp.	46,398	3,467,323
American Electric Power Co., Inc.	93,153	7,941,293
CMS Energy Corp.	53,529	3,135,729
Dominion Energy, Inc.	155,225	13,195,677
DTE Energy Co.	36,229	3,897,154
Duke Energy Corp.	137,487	11,773,012
Edison International	67,627	3,929,805
Entergy Corp.	37,548	3,823,137
Evergy, Inc.	42,980	2,651,436
Eversource Energy	61,057	5,110,471
Exelon Corp.	183,328	7,023,296
FirstEnergy Corp.	101,896	4,306,125
NextEra Energy, Inc.	92,177	23,556,754
Pinnacle West Capital Corp.	21,199	1,651,402
PPL Corp.	144,800	4,045,712
Public Service Enterprise Group, Inc.	95,374	4,867,889
Southern Co.	197,778	11,287,190
WEC Energy Group, Inc.	59,487	5,456,742
Xcel Energy, Inc.	98,893	6,431,012

		131,352,260

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	27,247	2,456,862

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	220,584	11,867,419
Broadcom, Inc.	74,807	21,789,035
Intel Corp.	820,355	51,624,940
IPG Photonics Corp.†	6,705	1,041,957
Microchip Technology, Inc.#	45,069	4,327,525
Micron Technology, Inc.†	208,776	10,002,458
NVIDIA Corp.	115,415	40,974,633
Qorvo, Inc.†	21,909	2,294,749
Skyworks Solutions, Inc.	32,131	3,808,809
Texas Instruments, Inc.	176,286	20,932,200
Xilinx, Inc.	47,423	4,360,545

		173,024,270

Electronic Connectors — 0.2%
Amphenol Corp., Class A	55,915	5,399,152
TE Connectivity, Ltd.	63,078	5,125,088

		10,524,240

Electronic Forms — 0.7%
Adobe, Inc.†	91,291	35,293,101

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	58,362	5,144,027
FLIR Systems, Inc.	25,300	1,168,860
Fortive Corp.	55,729	3,398,354

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Keysight Technologies, Inc.†	35,375	$3,825,099
Roper Technologies, Inc.	19,624	7,727,931

		21,264,271

Electronic Security Devices — 0.0%
Allegion PLC	17,523	1,747,043

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	25,553	2,146,963

Enterprise Software/Service — 0.5%
Oracle Corp.	408,567	21,968,648
Paycom Software, Inc.†	9,252	2,749,972

		24,718,620

Entertainment Software — 0.4%
Activision Blizzard, Inc.	144,885	10,428,822
Electronic Arts, Inc.†	55,064	6,766,264
Take-Two Interactive Software, Inc.†	21,344	2,906,413

		20,101,499

Finance-Consumer Loans — 0.0%
Synchrony Financial	106,438	2,168,142

Finance-Credit Card — 2.8%
Alliance Data Systems Corp.	7,730	358,131
American Express Co.	126,539	12,030,063
Capital One Financial Corp.	87,829	5,975,885
Discover Financial Services	59,117	2,808,649
Mastercard, Inc., Class A	167,415	50,373,499
Visa, Inc., Class A	322,832	63,029,720
Western Union Co.	79,066	1,582,901

		136,158,848

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	215,608	7,742,483
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	20,907	2,225,759
CME Group, Inc.	67,582	12,340,473
Intercontinental Exchange, Inc.	105,015	10,212,709
Nasdaq, Inc.	21,638	2,563,238

		27,342,179

Food-Confectionery — 0.4%
Hershey Co.	27,969	3,794,834
J.M. Smucker Co.	21,510	2,450,634
Mondelez International, Inc., Class A	271,532	14,152,248

		20,397,716

Food-Meat Products — 0.1%
Hormel Foods Corp.#	52,439	2,560,596
Tyson Foods, Inc., Class A	55,668	3,420,242

		5,980,838

Food-Misc./Diversified — 0.5%
Campbell Soup Co.	31,858	1,624,121
Conagra Brands, Inc.	91,777	3,192,922
General Mills, Inc.	113,981	7,185,362
Kellogg Co.	46,958	3,066,827
Kraft Heinz Co.	117,451	3,578,732
Lamb Weston Holdings, Inc.	27,546	1,654,413
McCormick & Co., Inc.	23,304	4,081,928

		24,384,305

Food-Retail — 0.1%
Kroger Co.	151,247	4,933,677

Security Description	Shares	Value (Note 2)

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	96,222	$5,307,606

Gas-Distribution — 0.1%
Atmos Energy Corp.	22,507	2,313,270
NiSource, Inc.	70,446	1,678,728

		3,991,998

Gold Mining — 0.2%
Newmont Corp.	154,611	9,040,105

Home Decoration Products — 0.0%
Newell Brands, Inc.	71,863	944,998

Home Furnishings — 0.0%
Leggett & Platt, Inc.	24,818	759,183

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	53,212	4,220,244
Marriott International, Inc., Class A	51,174	4,528,899

		8,749,143

Human Resources — 0.0%
Robert Half International, Inc.	22,171	1,124,957

Independent Power Producers — 0.0%
NRG Energy, Inc.	47,447	1,710,464

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	21,791	4,710,343

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	41,571	10,045,632
Linde PLC	101,305	20,498,054

		30,543,686

Instruments-Controls — 0.5%
Honeywell International, Inc.	134,752	19,653,579
Mettler-Toledo International, Inc.†	4,593	3,651,435

		23,305,014

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	20,953	2,105,148
Waters Corp.†	12,152	2,428,577

		4,533,725

Insurance Brokers — 0.6%
Aon PLC, Class A	44,155	8,696,327
Arthur J. Gallagher & Co.	35,176	3,316,394
Marsh & McLennan Cos., Inc.	95,174	10,080,830
Willis Towers Watson PLC	24,248	4,919,919

		27,013,470

Insurance-Life/Health — 0.3%
Aflac, Inc.	138,426	5,048,396
Globe Life, Inc.	18,788	1,447,052
Lincoln National Corp.	37,403	1,418,696
Principal Financial Group, Inc.	48,700	1,880,794
Prudential Financial, Inc.	75,812	4,621,499
Unum Group	38,900	589,335

		15,005,772

Insurance-Multi-line — 0.7%
Allstate Corp.	61,094	5,975,604
American International Group, Inc.(1)	164,062	4,931,704
Chubb, Ltd.	85,469	10,422,090
Cincinnati Financial Corp.	28,654	1,689,153
Hartford Financial Services Group, Inc.	67,971	2,602,609
Loews Corp.	48,240	1,603,498
MetLife, Inc.	147,416	5,308,450

		32,533,108

224

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.8%
Assurant, Inc.	11,436	$1,173,105
Berkshire Hathaway, Inc., Class B†	368,884	68,457,493
Progressive Corp.	110,254	8,564,531
Travelers Cos., Inc.	48,677	5,207,465
WR Berkley Corp.	27,365	1,585,802

		84,988,396

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	7,691	1,525,971

Internet Brokers — 0.0%
E*TRADE Financial Corp.	42,605	1,940,232

Internet Content-Entertainment — 2.9%
Facebook, Inc., Class A†	453,829	102,152,369
Netflix, Inc.†	82,649	34,690,265
Twitter, Inc.†	146,411	4,534,349

		141,376,983

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	11,465	1,661,508

Internet Security — 0.1%
NortonLifeLock, Inc.	108,133	2,463,270

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	23,893	3,346,692
BlackRock, Inc.	28,751	15,198,929
Franklin Resources, Inc.	52,601	992,581
Invesco, Ltd.	70,191	559,422
Raymond James Financial, Inc.	23,284	1,613,116
T. Rowe Price Group, Inc.	44,068	5,327,821

		27,038,561

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	104,224	12,520,429

Machinery-Farming — 0.2%
Deere & Co.	59,381	9,033,038

Machinery-General Industrial — 0.2%
IDEX Corp.	14,344	2,286,003
Otis Worldwide Corp.	76,502	4,027,830
Westinghouse Air Brake Technologies Corp.	34,341	2,097,205

		8,411,038

Machinery-Pumps — 0.2%
Dover Corp.	27,395	2,664,164
Flowserve Corp.	24,679	644,122
Ingersoll Rand, Inc.†	65,262	1,840,388
Xylem, Inc.	33,961	2,252,973

		7,401,647

Medical Information Systems — 0.1%
Cerner Corp.	59,234	4,318,159

Medical Instruments — 1.2%
Boston Scientific Corp.†	262,857	9,985,937
Edwards Lifesciences Corp.†	39,334	8,839,137
Intuitive Surgical, Inc.†	21,795	12,641,754
Medtronic PLC	252,778	24,918,855

		56,385,683

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	34,032	5,088,465
Laboratory Corp. of America Holdings†	18,312	3,210,460
Quest Diagnostics, Inc.	25,402	3,004,548

		11,303,473

Security Description	Shares	Value (Note 2)

Medical Products — 1.5%
Abbott Laboratories	333,309	$31,637,690
ABIOMED, Inc.†	8,516	1,906,732
Baxter International, Inc.	96,284	8,666,523
Cooper Cos., Inc.	9,349	2,963,446
Henry Schein, Inc.†	27,673	1,680,305
Hologic, Inc.†	50,569	2,680,157
STERIS PLC	15,989	2,652,415
Stryker Corp.	60,722	11,885,117
Varian Medical Systems, Inc.†	17,143	2,080,989
West Pharmaceutical Services, Inc.	13,954	3,014,622
Zimmer Biomet Holdings, Inc.	38,790	4,900,729

		74,068,725

Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	41,733	5,003,787
Amgen, Inc.	112,055	25,739,033
Biogen, Inc.†	34,029	10,449,966
Gilead Sciences, Inc.	238,591	18,569,537
Illumina, Inc.†	27,723	10,064,835
Incyte Corp.†	33,715	3,435,896
Regeneron Pharmaceuticals, Inc.†	19,023	11,657,485
Vertex Pharmaceuticals, Inc.†	48,495	13,964,620

		98,885,159

Medical-Drugs — 5.1%
AbbVie, Inc.	332,500	30,812,775
Bristol-Myers Squibb Co.	442,084	26,401,256
Eli Lilly & Co.	159,340	24,371,053
Johnson & Johnson	496,338	73,830,278
Merck & Co., Inc.	480,140	38,756,901
Pfizer, Inc.	1,043,666	39,857,605
Zoetis, Inc.	89,824	12,520,567

		246,550,435

Medical-Generic Drugs — 0.1%
Mylan NV†	97,336	1,661,526
Perrigo Co. PLC	25,668	1,405,836

		3,067,362

Medical-HMO — 1.8%
Anthem, Inc.	47,819	14,064,046
Centene Corp.†	110,096	7,293,860
Humana, Inc.	24,974	10,255,573
UnitedHealth Group, Inc.	178,671	54,467,855

		86,081,334

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	49,892	5,333,455
Universal Health Services, Inc., Class B	15,148	1,597,356

		6,930,811

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	28,349	2,702,794
Cardinal Health, Inc.	55,159	3,016,646
McKesson Corp.	30,457	4,832,612

		10,552,052

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	273,624	2,481,770

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.#	29,098	620,951

Multimedia — 0.8%
Walt Disney Co.	339,909	39,871,326

225

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 0.8%
Arista Networks, Inc.†	10,229	$2,388,062
Cisco Systems, Inc.	800,037	38,257,770

		40,645,832

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	39,723	3,394,728
Waste Management, Inc.	73,606	7,857,440

		11,252,168

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	35,062	556,785
Zebra Technologies Corp., Class A†	10,169	2,657,363

		3,214,148

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	15,748	1,742,831

Oil Companies-Exploration & Production — 0.6%
Apache Corp.	70,916	765,184
Cabot Oil & Gas Corp.	76,929	1,526,271
Concho Resources, Inc.	37,911	2,066,908
ConocoPhillips	206,931	8,728,349
Devon Energy Corp.	72,984	788,957
Diamondback Energy, Inc.	30,389	1,293,964
EOG Resources, Inc.	109,713	5,592,072
Hess Corp.	48,844	2,318,625
Marathon Oil Corp.	150,857	805,576
Noble Energy, Inc.	90,201	787,455
Occidental Petroleum Corp.	168,468	2,181,660
Pioneer Natural Resources Co.	31,239	2,861,492

		29,716,513

Oil Companies-Integrated — 1.4%
Chevron Corp.	356,595	32,699,761
Exxon Mobil Corp.	797,934	36,282,059

		68,981,820

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	72,763	907,355

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	28,002	880,663
Marathon Petroleum Corp.	122,454	4,303,034
Phillips 66	83,800	6,558,188
Valero Energy Corp.	77,444	5,160,868

		16,902,753

Oil-Field Services — 0.2%
Baker Hughes Co.	122,557	2,023,416
Halliburton Co.	165,543	1,945,130
Schlumberger, Ltd.	261,078	4,822,111
TechnipFMC PLC	79,253	586,472

		9,377,129

Paper & Related Products — 0.1%
International Paper Co.	73,948	2,517,929

Pharmacy Services — 0.6%
Cigna Corp.	70,423	13,895,866
CVS Health Corp.	245,345	16,087,272

		29,983,138

Pipelines — 0.3%
Kinder Morgan, Inc.	367,344	5,804,035
ONEOK, Inc.	77,903	2,858,261
Williams Cos., Inc.	228,577	4,669,828

		13,332,124

Security Description	Shares	Value (Note 2)

Publishing-Newspapers — 0.0%
News Corp., Class A	73,277	$897,643
News Corp., Class B	22,966	281,563

		1,179,206

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	23,121	3,554,160
American Tower Corp.	83,533	21,565,715
Apartment Investment & Management Co., Class A	28,078	1,035,236
AvalonBay Communities, Inc.	26,338	4,108,991
Boston Properties, Inc.	27,118	2,331,606
Crown Castle International Corp.	78,409	13,498,893
Digital Realty Trust, Inc.	49,571	7,116,413
Duke Realty Corp.	69,319	2,390,119
Equinix, Inc.	16,630	11,601,587
Equity Residential	65,831	3,986,725
Essex Property Trust, Inc.	12,462	3,025,400
Extra Space Storage, Inc.	24,424	2,363,022
Federal Realty Investment Trust	13,245	1,058,408
Healthpeak Properties, Inc.	93,342	2,299,947
Host Hotels & Resorts, Inc.	135,251	1,614,897
Iron Mountain, Inc.#	54,151	1,394,930
Kimco Realty Corp.	79,628	884,667
Mid-America Apartment Communities, Inc.	21,512	2,503,136
Prologis, Inc.	139,224	12,738,996
Public Storage	28,331	5,743,827
Realty Income Corp.	64,630	3,574,685
Regency Centers Corp.	31,600	1,352,164
SBA Communications Corp.	21,235	6,670,551
Simon Property Group, Inc.	57,870	3,339,099
SL Green Realty Corp.#	15,372	647,469
UDR, Inc.	55,266	2,043,737
Ventas, Inc.	70,294	2,456,775
Vornado Realty Trust	29,873	1,081,701
Welltower, Inc.	76,520	3,877,268
Weyerhaeuser Co.	140,525	2,837,200

		132,697,324

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	63,130	2,776,457

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	14,174	1,968,627

Respiratory Products — 0.1%
ResMed, Inc.	27,116	4,360,795

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	40,128	357,139
L Brands, Inc.	43,797	709,074
Ross Stores, Inc.	68,218	6,614,417

		7,680,630

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	13,062	1,819,798
AutoZone, Inc.†	4,494	5,158,483
Genuine Parts Co.	27,400	2,285,434
O’Reilly Automotive, Inc.†	14,268	5,953,180

		15,216,895

Retail-Automobile — 0.1%
CarMax, Inc.†	31,010	2,730,430

Retail-Building Products — 1.5%
Home Depot, Inc.	205,718	51,116,808
Lowe’s Cos., Inc.	144,548	18,841,832

		69,958,640

226

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	42,946	$3,353,653

Retail-Discount — 1.7%
Costco Wholesale Corp.	83,315	25,700,178
Dollar General Corp.	48,014	9,195,161
Dollar Tree, Inc.†	44,631	4,368,036
Target Corp.	95,564	11,690,344
Walmart, Inc.	267,528	33,189,524

		84,143,243

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	141,390	6,071,287

Retail-Gardening Products — 0.1%
Tractor Supply Co.	22,326	2,724,219

Retail-Jewelry — 0.1%
Tiffany & Co.	20,358	2,608,471

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.#	20,202	325,858
TJX Cos., Inc.	228,694	12,065,896

		12,391,754

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	10,779	2,630,184

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	29,526	567,490

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	4,823	4,841,858
Darden Restaurants, Inc.	24,597	1,890,525
Domino’s Pizza, Inc.	7,292	2,813,545
McDonald’s Corp.	142,024	26,461,912
Starbucks Corp.	222,722	17,370,089
Yum! Brands, Inc.	57,041	5,118,289

		58,496,218

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	83,756	959,006

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	69,457	7,845,168
Maxim Integrated Products, Inc.	51,034	2,943,641
QUALCOMM, Inc.	215,338	17,416,538

		28,205,347

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	174,209	9,787,061
KLA Corp.	29,758	5,236,218
Lam Research Corp.	27,360	7,487,611

		22,510,890

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	7,713	1,541,752

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	46,280	3,474,240

Steel-Producers — 0.1%
Nucor Corp.	57,182	2,416,511

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	145,045	3,305,576

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	63,122	1,531,340

Telephone-Integrated — 1.8%
AT&T, Inc.	1,377,632	42,513,723
CenturyLink, Inc.#	185,043	1,818,973

Security Description	Shares	Value (Note 2)

Telephone-Integrated (continued)
Verizon Communications, Inc.	779,957	$44,753,933

		89,086,629

Television — 0.0%
ViacomCBS, Inc., Class B	101,913	2,113,676

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	11,211	1,044,865

Theaters — 0.0%
Live Nation Entertainment, Inc.†	26,575	1,306,427

Tobacco — 0.7%
Altria Group, Inc.	352,306	13,757,549
Philip Morris International, Inc.	293,418	21,525,145

		35,282,694

Tools-Hand Held — 0.1%
Snap-on, Inc.	10,343	1,341,384
Stanley Black & Decker, Inc.	28,668	3,596,400

		4,937,784

Toys — 0.0%
Hasbro, Inc.	23,999	1,764,166

Transport-Rail — 0.9%
CSX Corp.	146,652	10,497,350
Kansas City Southern	18,693	2,813,670
Norfolk Southern Corp.	49,173	8,767,054
Union Pacific Corp.	130,917	22,237,562

		44,315,636

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	25,506	2,069,302
Expeditors International of Washington, Inc.	32,117	2,452,775
FedEx Corp.	45,268	5,910,190
United Parcel Service, Inc., Class B	132,153	13,176,976

		23,609,243

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	16,080	1,924,293
Old Dominion Freight Line, Inc.	18,064	3,090,570

		5,014,863

Water — 0.1%
American Water Works Co., Inc.	34,092	4,329,684

Water Treatment Systems — 0.0%
Pentair PLC	31,700	1,240,738

Web Hosting/Design — 0.1%
VeriSign, Inc.†	19,485	4,267,410

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	56,506	81,002,481
Alphabet, Inc., Class C†	56,367	80,543,934

		161,546,415

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	32,312	4,372,783

Total Long-Term Investment Securities (cost $2,181,935,812)		4,772,473,021

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(2)(3)	10,876,977	10,876,977

227

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 0.2%
United States Treasury Bills 0.07% due 02/25/2021(4)	$2,200,000	$2,197,061
0.16% due 04/22/2021(4)	3,700,000	3,693,862
0.21% due 10/08/2020(4)	1,500,000	1,499,127

		7,390,050

Total Short-Term Investment Securities
(cost $18,269,533)		18,267,027

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $42,750,000 and collateralized by $40,610,000 of United States Treasury Notes, bearing interest at 2.13%, due 03/31/2024 and having an approximate value of $43,609,820. (cost $42,750,000)	42,750,000	42,750,000

TOTAL INVESTMENTS
(cost $2,242,955,345)(5)	100.2%	4,833,490,048
Liabilities in excess of other assets	(0.2)	(8,300,185)

NET ASSETS	100.0%	$4,825,189,863

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of May 31, 2020.
(3)

At May 31, 2020, the Fund had loaned securities with a total value of $20,194,803. This was secured by collateral of $10,876,977, which was received in cash and subsequently invested in short-term investments currently valued at $10,876,977 as reported in the Portfolio of Investments. Additional collateral of $9,957,090 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$808,496
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	1,414,182
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046	105,644
United States Treasury Bills	0.00%	08/13/2020	45,350
United States Treasury Notes/Bonds	zero coupon to 8.75%	06/15/2020 to 11/15/2049	7,583,418

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
390	Long	S&P 500 E-Mini Index	June 2020	$53,731,029	$59,319,000	$5,587,971

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$4,772,473,021	$—	$—	$4,772,473,021
Short-Term Investment Securities:
Registered Investment Companies	10,876,977	—	—	10,876,977
U.S. Government Treasuries	—	7,390,050	—	7,390,050
Repurchase Agreements	—	42,750,000	—	42,750,000

Total Investments at Value	$4,783,349,998	$50,140,050	$—	$4,833,490,048

Other Financial Instruments:†

Futures Contracts	$5,587,971	$—	$—	$5,587,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

228

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Applications Software	5.8%
Medical — Drugs	4.3
Computers	4.1
E-Commerce/Products	3.4
Electronic Components — Semiconductors	3.2
Real Estate Investment Trusts	3.1
Web Portals/ISP	2.5
Medical — Biomedical/Gene	2.5
Finance — Credit Card	2.1
Internet Content — Entertainment	2.0
Commercial Services — Finance	2.0
Insurance — Property/Casualty	1.8
Electric — Integrated	1.8
Computer Services	1.7
Retail — Discount	1.7
Medical Products	1.6
Medical — HMO	1.5
Telephone — Integrated	1.4
Diversified Banking Institutions	1.4
Enterprise Software/Service	1.3
Cosmetics & Toiletries	1.3
Beverages — Non-alcoholic	1.1
Retail — Building Products	1.1
Distribution/Wholesale	1.1
Medical Instruments	0.9
Food — Misc./Diversified	0.9
Cable/Satellite TV	0.9
Computer Software	0.9
Retail — Apparel/Shoe	0.8
Data Processing/Management	0.8
Retail — Restaurants	0.8
Apparel Manufacturers	0.8
Diversified Manufacturing Operations	0.8
Medical Labs & Testing Services	0.7
Computer Aided Design	0.7
Pharmacy Services	0.7
Aerospace/Defense	0.7
E-Commerce/Services	0.6
Semiconductor Equipment	0.6
Registered Investment Companies	0.6
Investment Management/Advisor Services	0.6
Networking Products	0.6
Electronic Forms	0.6
Diagnostic Equipment	0.6
Insurance Brokers	0.5
Semiconductor Components — Integrated Circuits	0.5
Airlines	0.5
Independent Power Producers	0.5
Medical — Wholesale Drug Distribution	0.5
Retail — Regional Department Stores	0.5
Insurance — Life/Health	0.4
Retail — Auto Parts	0.4
Banks — Commercial	0.4
Entertainment Software	0.4
Electronic Measurement Instruments	0.4
Chemicals — Specialty	0.4
Oil Companies — Integrated	0.4
Tobacco	0.4
Consumer Products — Misc.	0.4
Electronic Parts Distribution	0.4
Food — Retail	0.4
Finance — Other Services	0.4
Oil Refining & Marketing	0.4
Multimedia	0.4
Food — Confectionery	0.4
Athletic Footwear	0.4
Exchange — Traded Funds	0.4
Commercial Services	0.4
Insurance — Multi-line	0.4

Broadcast Services/Program	0.3
Food — Wholesale/Distribution	0.3
Medical — Generic Drugs	0.3
Finance — Investment Banker/Broker	0.3
Building — Residential/Commercial	0.3
Chemicals — Diversified	0.3
Transport — Truck	0.3
Retail — Major Department Stores	0.3
Retail — Automobile	0.3
Finance — Consumer Loans	0.3
Industrial Gases	0.3
Motion Pictures & Services	0.3
Auto — Cars/Light Trucks	0.3
Banks — Super Regional	0.3
Television	0.3
Internet Security	0.3
Machinery — General Industrial	0.3
Transport — Rail	0.3
Transport — Services	0.3
Human Resources	0.3
Retail — Catalog Shopping	0.3
Diagnostic Kits	0.3
Coatings/Paint	0.3
Drug Delivery Systems	0.3
Gas — Distribution	0.2
Steel — Producers	0.2
Building Products — Air & Heating	0.2
Instruments — Controls	0.2
Consulting Services	0.2
Brewery	0.2
Electronic Components — Misc.	0.2
Computer Data Security	0.2
Publishing — Newspapers	0.2
Radio	0.2
Retail — Drug Store	0.2
Machinery — Pumps	0.2
Wireless Equipment	0.2
Medical Information Systems	0.2
Containers — Paper/Plastic	0.2
Dental Supplies & Equipment	0.2
Web Hosting/Design	0.2
Oil Companies — Exploration & Production	0.2
Aerospace/Defense — Equipment	0.2
Internet Application Software	0.2
Finance — Auto Loans	0.2
Hotels/Motels	0.2
Computers — Memory Devices	0.2
Gambling (Non-Hotel)	0.2
Engineering/R&D Services	0.2
Building & Construction Products — Misc.	0.2
Casino Hotels	0.2
Electric — Distribution	0.2
Advertising Agencies	0.2
Medical — Hospitals	0.2
Instruments — Scientific	0.2
Non-Hazardous Waste Disposal	0.2
Food — Meat Products	0.2
Insurance — Reinsurance	0.2
Beverages — Wine/Spirits	0.2
Schools	0.2
Cruise Lines	0.2
Vitamins & Nutrition Products	0.2
Machinery — Farming	0.2
Real Estate Management/Services	0.1
Retail — Consumer Electronics	0.1
Multilevel Direct Selling	0.1
Electric Products — Misc.	0.1
Building — Maintenance & Services	0.1
Garden Products	0.1

229

VALIC Company I Systematic Core Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Cellular Telecom	0.1%
Dialysis Centers	0.1
Oil — Field Services	0.1
Paper & Related Products	0.1
Machinery — Electrical	0.1
Medical — Outpatient/Home Medical	0.1
Retail — Gardening Products	0.1
Gold Mining	0.1
Containers — Metal/Glass	0.1
Food — Baking	0.1
Metal — Aluminum	0.1
Communications Software	0.1
Poultry	0.1
Oil & Gas Drilling	0.1
Respiratory Products	0.1
Internet Infrastructure Software	0.1
Retail — Convenience Store	0.1
Savings & Loans/Thrifts	0.1
Building & Construction — Misc.	0.1
Telecommunication Equipment	0.1
E-Services/Consulting	0.1
Machinery — Construction & Mining	0.1
Electronic Security Devices	0.1
Retail — Home Furnishings	0.1
Water	0.1
Auto/Truck Parts & Equipment — Original	0.1
Auto — Heavy Duty Trucks	0.1
Office Automation & Equipment	0.1
Building Products — Cement	0.1
Industrial Automated/Robotic	0.1
Building Products — Wood	0.1
Internet Content — Information/News	0.1
Lighting Products & Systems	0.1
Retail — Perfume & Cosmetics	0.1
Patient Monitoring Equipment	0.1
Telecom Equipment — Fiber Optics	0.1
Disposable Medical Products	0.1
Home Furnishings	0.1
Rubber — Tires	0.1
Publishing — Books	0.1
Machine Tools & Related Products	0.1
Metal Processors & Fabrication	0.1
Filtration/Separation Products	0.1
Machinery — Thermal Process	0.1
Therapeutics	0.1
Audio/Video Products	0.1
Agricultural Operations	0.1
Computers — Integrated Systems	0.1
Decision Support Software	0.1
Software Tools	0.1
Footwear & Related Apparel	0.1
Satellite Telecom	0.1
Theaters	0.1
Electronic Connectors	0.1
Telecom Services	0.1
Pipelines	0.1
Rental Auto/Equipment	0.1
Banks — Fiduciary	0.1
Protection/Safety	0.1
Funeral Services & Related Items	0.1

100.6%

*	Calculated as a percentage of net assets

230

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,331	$125,433
Omnicom Group, Inc.	1,539	84,322

		209,755

Advertising Services — 0.0%
Trade Desk, Inc., Class A†	111	34,583

Aerospace/Defense — 0.7%
General Dynamics Corp.	374	54,915
Lockheed Martin Corp.	523	203,154
Northrop Grumman Corp.	376	126,035
Raytheon Technologies Corp.	2,787	179,817
Spirit AeroSystems Holdings, Inc., Class A	6,721	145,644
Teledyne Technologies, Inc.†	178	66,593
TransDigm Group, Inc.	70	29,738

		805,896

Aerospace/Defense - Equipment — 0.2%
HEICO Corp., Class A	647	54,315
Hexcel Corp.	1,070	38,723
Howmet Aerospace Inc Common Stock	1,997	26,121
L3Harris Technologies, Inc.	584	116,479

		235,638

Agricultural Biotech — 0.0%
Corteva, Inc.	865	23,623

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	789	23,173

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	1,370	53,855
Bunge, Ltd.	745	29,070

		82,925

Airlines — 0.5%
Alaska Air Group, Inc.	3,574	122,195
Copa Holdings SA, Class A	1,222	53,597
Delta Air Lines, Inc.	3,140	79,159
JetBlue Airways Corp.†	12,787	128,765
Southwest Airlines Co.	2,622	84,166
United Airlines Holdings, Inc.†	4,641	130,134

		598,016

Apparel Manufacturers — 0.8%
Capri Holdings, Ltd.†	8,770	131,901
Carter’s, Inc.#	1,381	118,642
Columbia Sportswear Co.	1,419	103,672
Hanesbrands, Inc.#	4,231	41,718
PVH Corp.	2,866	130,317
Ralph Lauren Corp.	1,167	88,120
Tapestry, Inc.	4,828	65,661
Under Armour, Inc., Class A†	7,859	68,766
Under Armour, Inc., Class C†	8,803	69,191
VF Corp.	2,408	135,089

		953,077

Applications Software — 5.8%
CDK Global, Inc.	2,984	117,301
Cerence, Inc.†	10,069	301,164
Elastic NV†	366	31,447
HubSpot, Inc.†	314	62,781
Intuit, Inc.	1,197	347,513
Medallia, Inc.†	1,809	51,158
Microsoft Corp.	28,221	5,171,498
Nuance Communications, Inc.†	5,549	126,961
PTC, Inc.†	443	33,836

Security Description	Shares	Value (Note 2)

Applications Software (continued)
RealPage, Inc.†	633	$42,930
salesforce.com, Inc.†	2,499	436,800
ServiceNow, Inc.†	849	329,353
Smartsheet, Inc., Class A†	448	25,832

		7,078,574

Athletic Footwear — 0.4%
NIKE, Inc., Class B	4,657	459,087

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	1,388	84,293

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.	22,744	129,868
General Motors Co.	1,021	26,424
Tesla, Inc.†	225	187,875

		344,167

Auto - Heavy Duty Trucks — 0.1%
Cummins, Inc.	449	76,151
PACCAR, Inc.	640	47,270

		123,421

Auto/Truck Parts & Equipment - Original — 0.1%
Allison Transmission Holdings, Inc.	848	31,986
Aptiv PLC	362	27,277
BorgWarner, Inc.	824	26,492
Lear Corp.	363	38,496

		124,251

Banks - Commercial — 0.4%
Associated Banc-Corp	1,811	25,372
Bank of Hawaii Corp.	360	23,159
BankUnited, Inc.	1,766	32,636
Citizens Financial Group, Inc.	2,182	52,586
Commerce Bancshares, Inc.#	466	29,698
First Citizens BancShares, Inc., Class A	87	33,495
First Hawaiian, Inc.	1,600	27,600
First Horizon National Corp.	2,766	25,862
First Republic Bank	304	32,884
FNB Corp.	3,063	22,697
M&T Bank Corp.	212	22,400
Popular, Inc.	1,430	56,471
Regions Financial Corp.	2,331	26,363
Synovus Financial Corp.	2,583	49,568
Truist Financial Corp.	789	29,019
Wintrust Financial Corp.	822	34,820

		524,630

Banks - Fiduciary — 0.1%
Bank of New York Mellon Corp.	1,264	46,983
Northern Trust Corp.	290	22,913

		69,896

Banks - Super Regional — 0.3%
Comerica, Inc.	946	34,387
Fifth Third Bancorp	1,303	25,265
Huntington Bancshares, Inc.	2,773	24,652
KeyCorp	2,066	24,482
PNC Financial Services Group, Inc.	268	30,563
US Bancorp	1,110	39,472
Wells Fargo & Co.	6,243	165,252

		344,073

Beverages - Non-alcoholic — 1.1%
Coca-Cola Co.	9,999	466,753
Keurig Dr Pepper, Inc.#	2,428	67,790

231

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Beverages - Non-alcoholic (continued)
Monster Beverage Corp.†	2,899	$208,467
PepsiCo, Inc.	5,033	662,091

		1,405,101

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,225	72,704
Brown-Forman Corp., Class B	1,813	119,531

		192,235

Brewery — 0.2%
Constellation Brands, Inc., Class A	540	93,258
Molson Coors Beverage Co., Class B	5,091	193,254

		286,512

Broadcast Services/Program — 0.3%
Discovery, Inc., Class C†	6,080	119,107
Fox Corp., Class A	3,771	110,000
Fox Corp., Class B	3,543	101,968
Liberty Media Corp. - Liberty Formula One, Series A†	843	28,510
Liberty Media Corp. - Liberty Formula One, Series C†	799	27,686
Madison Square Garden Entertainment Corp.†	458	36,287

		423,558

Building & Construction Products - Misc. — 0.2%
Armstrong World Industries, Inc.	471	35,509
Fortune Brands Home & Security, Inc.	502	30,602
Owens Corning	2,796	146,790

		212,901

Building & Construction - Misc. — 0.1%
Frontdoor, Inc.†	2,982	136,128

Building Products - Air & Heating — 0.2%
Carrier Global Corp.†	6,239	127,712
Johnson Controls International PLC	1,402	44,037
Lennox International, Inc.	603	128,946

		300,695

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	247	47,446
MDU Resources Group, Inc.	2,339	50,897
Vulcan Materials Co.	217	23,505

		121,848

Building Products - Wood — 0.1%
Masco Corp.	2,524	117,745

Building - Maintenance & Services — 0.1%
Rollins, Inc.	3,533	147,680
ServiceMaster Global Holdings, Inc.†	778	25,596

		173,276

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	930	51,429
Lennar Corp., Class A	1,628	98,429
Lennar Corp., Class B	1,438	64,538
NVR, Inc.†	18	57,989
PulteGroup, Inc.	1,429	48,543
Toll Brothers, Inc.	2,191	70,791

		391,719

Cable/Satellite TV — 0.9%
Cable One, Inc.	45	84,910
Charter Communications, Inc., Class A†	397	215,968
Comcast Corp., Class A	12,525	495,990
Liberty Broadband Corp., Class A†	644	86,740
Liberty Broadband Corp., Class C†	764	104,378

Security Description	Shares	Value (Note 2)

Cable/Satellite TV (continued)
Sirius XM Holdings, Inc.	19,866	$115,620

		1,103,606

Casino Hotels — 0.2%
Las Vegas Sands Corp.	956	45,830
MGM Resorts International	9,616	165,203

		211,033

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	1,406	140,656
United States Cellular Corp.†	697	21,963

		162,619

Chemicals - Diversified — 0.3%
Celanese Corp.	282	25,355
Dow, Inc.	1,156	44,622
DuPont de Nemours, Inc.	533	27,039
Eastman Chemical Co.	535	36,423
FMC Corp.	352	34,640
Huntsman Corp.	4,105	74,506
Olin Corp.	1,582	19,031
PPG Industries, Inc.	753	76,557
Westlake Chemical Corp.	916	43,693

		381,866

Chemicals - Specialty — 0.4%
Ashland Global Holdings, Inc.	395	26,528
Cabot Corp.	1,324	47,293
Ecolab, Inc.	681	144,767
International Flavors & Fragrances, Inc.	283	37,693
NewMarket Corp.	136	59,314
Univar Solutions, Inc.†	9,013	139,341
Valvoline, Inc.	1,973	36,205
W.R. Grace & Co.	546	28,501

		519,642

Coatings/Paint — 0.3%
RPM International, Inc.	1,393	104,169
Sherwin-Williams Co.	360	213,786

		317,955

Commercial Services — 0.4%
Cintas Corp.	668	165,637
CoreLogic, Inc.	616	30,529
CoStar Group, Inc.†	138	90,638
Morningstar, Inc.	302	46,303
Nielsen Holdings PLC	3,422	47,532
Quanta Services, Inc.	1,698	62,707

		443,346

Commercial Services - Finance — 2.0%
Automatic Data Processing, Inc.	747	109,428
Avalara, Inc.†	320	34,259
Equifax, Inc.	495	76,012
Euronet Worldwide, Inc.†	1,257	119,076
FleetCor Technologies, Inc.†	265	64,604
Global Payments, Inc.	708	127,079
H&R Block, Inc.	3,926	66,742
IHS Markit, Ltd.	1,175	81,615
MarketAxess Holdings, Inc.	276	140,371
Moody’s Corp.	1,025	274,095
PayPal Holdings, Inc.†	2,625	406,901
S&P Global, Inc.	1,193	387,749
Sabre Corp.	33,183	231,286
Square, Inc., Class A†	1,483	120,242
TransUnion	854	73,692

232

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Commercial Services - Finance (continued)
WEX, Inc.†	811	$120,093

		2,433,244

Communications Software — 0.1%
RingCentral, Inc., Class A†#	520	142,610

Computer Aided Design — 0.7%
ANSYS, Inc.†	348	98,484
Aspen Technology, Inc.†	1,122	118,528
Autodesk, Inc.†	1,046	220,058
Cadence Design Systems, Inc.†	2,287	208,780
Synopsys, Inc.†	936	169,332

		815,182

Computer Data Security — 0.2%
Fortinet, Inc.†	1,246	173,443
Zscaler, Inc.†#	1,131	110,940

		284,383

Computer Services — 1.7%
Accenture PLC, Class A	2,757	555,866
Amdocs, Ltd.	2,170	135,104
CACI International, Inc., Class A†	749	187,834
Cognizant Technology Solutions Corp., Class A	3,490	184,970
DXC Technology Co.	16,277	231,296
EPAM Systems, Inc.†	309	71,268
Genpact, Ltd.	2,884	103,680
International Business Machines Corp.	3,227	403,052
Leidos Holdings, Inc.	1,502	158,146

		2,031,216

Computer Software — 0.9%
Akamai Technologies, Inc.†	938	99,240
Bill.com Holdings, Inc.†#	808	56,269
Citrix Systems, Inc.	1,416	209,738
Dropbox, Inc., Class A†	4,797	108,268
Dynatrace, Inc.†	1,551	59,667
MongoDB, Inc.†#	139	32,263
Nutanix, Inc., Class A†	4,707	113,251
Splunk, Inc.†	604	112,247
SS&C Technologies Holdings, Inc.	2,049	118,627
Teradata Corp.†	4,994	106,922
Twilio, Inc., Class A†	231	45,646

		1,062,138

Computers — 4.1%
Apple, Inc.	15,241	4,845,723
Dell Technologies, Inc., Class C†	1,129	56,044
Hewlett Packard Enterprise Co.	3,196	31,033
HP, Inc.	7,748	117,305

		5,050,105

Computers - Integrated Systems — 0.1%
NCR Corp.†	4,556	82,236

Computers - Memory Devices — 0.2%
NetApp, Inc.	2,332	103,867
Pure Storage, Inc., Class A†	5,355	94,302
Western Digital Corp.	648	28,752

		226,921

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,469	117,167
Gartner, Inc.†	609	74,115
Verisk Analytics, Inc.	611	105,508

		296,790

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.4%
Clorox Co.	1,026	$211,613
Kimberly-Clark Corp.	1,720	243,277
Reynolds Consumer Products, Inc.	1,091	36,428

		491,318

Containers - Metal/Glass — 0.1%
Ball Corp.	1,036	73,825
Crown Holdings, Inc.†	578	37,819
Silgan Holdings, Inc.	991	33,139

		144,783

Containers - Paper/Plastic — 0.2%
Ardagh Group SA	1,758	21,166
Berry Global Group, Inc.†	1,337	60,045
Graphic Packaging Holding Co.	3,125	45,219
Packaging Corp. of America	306	31,031
Sonoco Products Co.	468	24,247
WestRock Co.	2,367	66,418

		248,126

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	3,918	283,389
Coty, Inc., Class A	16,628	60,360
Estee Lauder Cos., Inc., Class A	1,433	282,974
Procter & Gamble Co.	8,280	959,818

		1,586,541

Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†#	11,839	185,399

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	458	55,464
DocuSign, Inc.†	1,077	150,500
Fair Isaac Corp.†	391	157,436
Fidelity National Information Services, Inc.	1,660	230,458
Fiserv, Inc.†	2,014	215,035
Jack Henry & Associates, Inc.	682	123,346
Paychex, Inc.	734	53,054

		985,293

Decision Support Software — 0.1%
MSCI, Inc.	242	79,582

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	635	155,969
DENTSPLY SIRONA, Inc.	1,920	89,318

		245,287

Diagnostic Equipment — 0.6%
Adaptive Biotechnologies Corp.†	1,419	54,915
Danaher Corp.	1,387	231,088
Thermo Fisher Scientific, Inc.	1,134	395,982

		681,985

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	807	249,266
QIAGEN NV†	1,608	70,414

		319,680

Dialysis Centers — 0.1%
DaVita, Inc.†	1,962	158,844

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	166	33,137
Teleflex, Inc.	205	74,386

		107,523

233

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Distribution/Wholesale — 1.1%
Copart, Inc.†	1,194	$106,732
Fastenal Co.	4,055	167,309
HD Supply Holdings, Inc.†	3,909	123,954
IAA, Inc.†	857	35,137
KAR Auction Services, Inc.	5,846	83,890
LKQ Corp.†	6,075	166,820
Pool Corp.	731	196,654
Watsco, Inc.	689	122,580
WESCO International, Inc.†	6,677	222,344
WW Grainger, Inc.	536	165,956

		1,391,376

Diversified Banking Institutions — 1.4%
Bank of America Corp.	17,553	423,378
Citigroup, Inc.	4,744	227,285
JPMorgan Chase & Co.	9,938	967,067
Morgan Stanley	1,833	81,019

		1,698,749

Diversified Manufacturing Operations — 0.8%
3M Co.	1,208	188,979
A.O. Smith Corp.	1,890	89,775
Carlisle Cos., Inc.	209	25,051
Eaton Corp. PLC	860	73,014
General Electric Co.	18,413	120,973
Illinois Tool Works, Inc.	1,227	211,608
ITT, Inc.	448	25,850
Parker-Hannifin Corp.	166	29,875
Textron, Inc.	3,291	101,922
Trane Technologies PLC	812	73,251

		940,298

Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	610	150,627
DexCom, Inc.†	431	163,052

		313,679

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	1,547	3,778,346
eBay, Inc.	3,778	172,050
Etsy, Inc.†	463	37,494
Wayfair, Inc., Class A†#	1,105	189,563

		4,177,453

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	156	255,750
Expedia Group, Inc.	2,040	162,139
GrubHub, Inc.†	522	29,618
Match Group, Inc.†#	1,191	106,047
TripAdvisor, Inc.	6,129	118,167
Uber Technologies, Inc.†	881	31,998
Zillow Group, Inc., Class A†	619	35,877
Zillow Group, Inc., Class C†#	605	35,084

		774,680

E-Services/Consulting — 0.1%
CDW Corp.	1,187	131,650

Electric Products - Misc. — 0.1%
AMETEK, Inc.	697	63,922
Emerson Electric Co.	1,373	83,781
Littelfuse, Inc.	166	26,973

		174,676

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	1,496	26,599

Security Description	Shares	Value (Note 2)

Electric - Distribution (continued)
Consolidated Edison, Inc.	1,177	$88,346
Sempra Energy	759	95,869

		210,814

Electric - Integrated — 1.8%
AES Corp.	2,397	29,939
Alliant Energy Corp.	1,297	64,020
Ameren Corp.	937	70,022
American Electric Power Co., Inc.	1,306	111,336
Avangrid, Inc.	615	27,355
CMS Energy Corp.	1,249	73,166
Dominion Energy, Inc.	1,773	150,723
DTE Energy Co.	474	50,988
Duke Energy Corp.	1,703	145,828
Edison International	819	47,592
Entergy Corp.	760	77,383
Evergy, Inc.	1,445	89,142
Eversource Energy	1,002	83,867
Exelon Corp.	2,650	101,521
FirstEnergy Corp.	1,741	73,575
Hawaiian Electric Industries, Inc.	1,280	50,509
IDACORP, Inc.	420	39,157
NextEra Energy, Inc.	1,253	320,217
OGE Energy Corp.	1,111	34,797
PG&E Corp.†	4,515	53,548
Pinnacle West Capital Corp.	415	32,328
PPL Corp.	1,338	37,384
Public Service Enterprise Group, Inc.	1,091	55,685
Southern Co.	2,365	134,971
WEC Energy Group, Inc.	1,047	96,041
Xcel Energy, Inc.	1,671	108,665

		2,159,759

Electronic Components - Misc. — 0.2%
Garmin, Ltd.	826	74,481
Gentex Corp.	2,689	71,097
Hubbell, Inc.	260	31,829
Jabil, Inc.	1,220	36,502
nVent Electric PLC	1,274	23,352
Sensata Technologies Holding PLC†	1,324	47,201

		284,462

Electronic Components - Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	4,384	235,859
Broadcom, Inc.	1,222	355,932
Intel Corp.	18,329	1,153,444
Marvell Technology Group, Ltd.	1,826	59,564
Microchip Technology, Inc.	1,565	150,271
Micron Technology, Inc.†	3,297	157,959
Monolithic Power Systems, Inc.	277	58,101
NVIDIA Corp.	2,047	726,726
ON Semiconductor Corp.†	5,680	93,663
Qorvo, Inc.†	1,614	169,051
Skyworks Solutions, Inc.	1,170	138,692
Texas Instruments, Inc.	3,823	453,943
Xilinx, Inc.	1,257	115,581

		3,868,786

Electronic Connectors — 0.1%
Amphenol Corp., Class A	757	73,096

Electronic Forms — 0.6%
Adobe, Inc.†	1,783	689,308

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	1,251	110,263
FLIR Systems, Inc.	567	26,195

234

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Fortive Corp.	463	$28,234
Keysight Technologies, Inc.†	1,159	125,323
National Instruments Corp.	2,918	112,985
Roper Technologies, Inc.	218	85,848
Trimble, Inc.†	799	31,257

		520,105

Electronic Parts Distribution — 0.4%
Arrow Electronics, Inc.†	2,933	202,612
Avnet, Inc.	3,306	90,055
SYNNEX Corp.	1,811	193,143

		485,810

Electronic Security Devices — 0.1%
Allegion PLC	1,293	128,912

Energy - Alternate Sources — 0.0%
First Solar, Inc.†	579	26,993

Engineering/R&D Services — 0.2%
AECOM†	4,082	158,259
Jacobs Engineering Group, Inc.	664	55,789

		214,048

Enterprise Software/Service — 1.3%
Alteryx, Inc., Class A†#	282	40,591
Atlassian Corp. PLC, Class A†	697	129,154
Black Knight, Inc.†	1,243	95,686
Ceridian HCM Holding, Inc.†	537	36,983
Coupa Software, Inc.†	228	51,872
Guidewire Software, Inc.†	423	43,391
Manhattan Associates, Inc.†	2,039	180,248
New Relic, Inc.†	996	65,886
Oracle Corp.	7,188	386,499
Paycom Software, Inc.†	140	41,612
Pegasystems, Inc.	1,847	175,687
SolarWinds Corp.†	1,617	29,575
Tyler Technologies, Inc.†	294	110,341
Veeva Systems, Inc., Class A†	575	125,850
Workday, Inc., Class A†	695	127,484

		1,640,859

Entertainment Software — 0.4%
Activision Blizzard, Inc.	2,219	159,724
Electronic Arts, Inc.†	1,373	168,714
Take-Two Interactive Software, Inc.†	729	99,268
Zynga, Inc., Class A†	10,320	94,428

		522,134

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	1,912	90,724

Finance - Auto Loans — 0.2%
Ally Financial, Inc.	5,024	87,619
Credit Acceptance Corp.†#	166	61,390
Santander Consumer USA Holdings, Inc.	5,034	83,212

		232,221

Finance - Consumer Loans — 0.3%
Navient Corp.	11,301	84,080
OneMain Holdings, Inc.	4,886	113,990
Synchrony Financial	7,322	149,149

		347,219

Finance - Credit Card — 2.1%
Alliance Data Systems Corp.	4,996	231,465
American Express Co.	1,567	148,975
Capital One Financial Corp.	872	59,331

Security Description	Shares	Value (Note 2)

Finance - Credit Card (continued)
Discover Financial Services	2,638	$125,331
Mastercard, Inc., Class A	2,957	889,732
Visa, Inc., Class A	5,238	1,022,667
Western Union Co.	6,278	125,685

		2,603,186

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	2,022	72,610
Evercore, Inc., Class A	1,259	69,384
Interactive Brokers Group, Inc., Class A	560	23,716
Jefferies Financial Group, Inc.	7,436	108,937
Lazard, Ltd., Class A	3,329	89,417
Virtu Financial, Inc., Class A	1,302	31,053

		395,117

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	512	54,507
CME Group, Inc.	782	142,793
Intercontinental Exchange, Inc.	1,440	140,040
Nasdaq, Inc.	510	60,415
SEI Investments Co.	1,549	83,987

		481,742

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	5,013	41,157

Food - Baking — 0.1%
Flowers Foods, Inc.	6,131	144,630

Food - Catering — 0.0%
Aramark	1,830	47,379

Food - Confectionery — 0.4%
Hershey Co.	1,190	161,459
J.M. Smucker Co.	1,072	122,133
Mondelez International, Inc., Class A	3,445	179,554

		463,146

Food - Flour & Grain — 0.0%
Seaboard Corp.	14	41,160

Food - Meat Products — 0.2%
Hormel Foods Corp.#	1,760	85,941
Tyson Foods, Inc., Class A	1,930	118,579

		204,520

Food - Misc./Diversified — 0.9%
Beyond Meat, Inc.†	220	28,224
Campbell Soup Co.	1,380	70,352
Conagra Brands, Inc.	2,388	83,079
General Mills, Inc.	2,408	151,800
Hain Celestial Group, Inc.†	1,686	53,075
Ingredion, Inc.	1,741	146,645
Kellogg Co.	1,226	80,070
Kraft Heinz Co.	3,231	98,449
Lamb Weston Holdings, Inc.	868	52,132
McCormick & Co., Inc.	375	65,685
Post Holdings, Inc.†	1,268	110,392
TreeHouse Foods, Inc.†	3,137	165,351

		1,105,254

Food - Retail — 0.4%
Kroger Co.	8,611	280,891
Sprouts Farmers Market, Inc.†	7,995	200,914

		481,805

Food - Wholesale/Distribution — 0.3%
Grocery Outlet Holding Corp.†	1,353	49,804

235

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Wholesale/Distribution (continued)
Sysco Corp.	2,376	$131,060
US Foods Holding Corp.†	11,507	220,244

		401,108

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	2,414	75,606

Funeral Services & Related Items — 0.1%
Service Corp. International	1,545	60,919

Gambling (Non-Hotel) — 0.2%
International Game Technology PLC	25,673	216,423

Garden Products — 0.1%
Scotts Miracle-Gro Co.	292	41,630
Toro Co.	1,798	127,784

		169,414

Gas - Distribution — 0.2%
Atmos Energy Corp.	487	50,054
National Fuel Gas Co.	825	34,625
NiSource, Inc.	1,838	43,800
UGI Corp.	5,574	177,476

		305,955

Gold Mining — 0.1%
Newmont Corp.	2,112	123,489
Royal Gold, Inc.	192	25,574

		149,063

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	439	26,072

Home Decoration Products — 0.0%
Newell Brands, Inc.	1,744	22,934

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†	1,634	106,586

Hotels/Motels — 0.2%
Choice Hotels International, Inc.	470	37,990
Extended Stay America, Inc.	2,155	24,783
Hilton Grand Vacations, Inc.†	1,197	25,783
Hilton Worldwide Holdings, Inc.	810	64,241
Hyatt Hotels Corp., Class A	412	22,697
Marriott International, Inc., Class A	271	23,984
Wyndham Destinations, Inc.	978	31,100

		230,578

Human Resources — 0.3%
ManpowerGroup, Inc.	1,878	129,845
Paylocity Holding Corp.†	295	38,351
Robert Half International, Inc.	3,104	157,497

		325,693

Independent Power Producers — 0.5%
NRG Energy, Inc.	6,654	239,877
Vistra Energy Corp.	16,852	344,455

		584,332

Industrial Automated/Robotic — 0.1%
Cognex Corp.	460	26,100
Rockwell Automation, Inc.	442	95,543

		121,643

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	529	127,833
Linde PLC	1,084	219,336

		347,169

Security Description	Shares	Value (Note 2)

Instruments - Controls — 0.2%
Honeywell International, Inc.	667	$97,282
Mettler-Toledo International, Inc.†	252	200,340

		297,622

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	557	55,962
Waters Corp.†	750	149,887

		205,849

Insurance Brokers — 0.5%
Aon PLC	1,283	252,687
Arthur J. Gallagher & Co.	1,007	94,940
Brown & Brown, Inc.	2,050	82,410
Marsh & McLennan Cos., Inc.	2,127	225,292

		655,329

Insurance - Life/Health — 0.4%
Aflac, Inc.	627	22,867
Athene Holding, Ltd., Class A†	3,058	88,346
Globe Life, Inc.	293	22,567
Lincoln National Corp.	2,072	78,591
Primerica, Inc.	293	33,296
Principal Financial Group, Inc.	1,834	70,829
Prudential Financial, Inc.	1,546	94,244
Unum Group	4,802	72,750
Voya Financial, Inc.	1,401	63,115

		546,605

Insurance - Multi-line — 0.4%
Allstate Corp.	1,439	140,749
American Financial Group, Inc.	375	22,590
Chubb, Ltd.	971	118,404
Cincinnati Financial Corp.	774	45,627
CNA Financial Corp.	809	24,456
Hartford Financial Services Group, Inc.	953	36,490
Kemper Corp.	335	21,239
Loews Corp.	667	22,171

		431,726

Insurance - Property/Casualty — 1.8%
Alleghany Corp.	42	21,550
American National Insurance Co.	1,274	95,741
Arch Capital Group, Ltd.†	1,799	50,768
Assurant, Inc.	573	58,778
Berkshire Hathaway, Inc., Class B†	7,308	1,356,219
Erie Indemnity Co., Class A	312	56,235
Fidelity National Financial, Inc.	850	27,115
First American Financial Corp.	1,039	52,459
Hanover Insurance Group, Inc.	483	48,469
Markel Corp.†	56	50,255
Mercury General Corp.	646	25,989
Old Republic International Corp.	1,481	23,089
Progressive Corp.	2,650	205,852
Travelers Cos., Inc.	637	68,146
White Mountains Insurance Group, Ltd.	46	42,116
WR Berkley Corp.	767	44,448

		2,227,229

Insurance - Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	907	34,049
Everest Re Group, Ltd.	258	51,190
Reinsurance Group of America, Inc.	492	44,649
RenaissanceRe Holdings, Ltd.	433	72,683

		202,571

236

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Application Software — 0.2%
Anaplan, Inc.†	1,790	$82,197
Okta, Inc.†	406	79,406
Zendesk, Inc.†	859	73,659

		235,262

Internet Brokers — 0.0%
TD Ameritrade Holding Corp.	607	22,623

Internet Content - Entertainment — 2.0%
Facebook, Inc., Class A†	8,910	2,005,552
Netflix, Inc.†	980	411,335
Roku, Inc.†	343	37,562
Twitter, Inc.†	1,525	47,229

		2,501,678

Internet Content - Information/News — 0.1%
Spotify Technology SA†	650	117,604

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	960	139,123

Internet Security — 0.3%
FireEye, Inc.†	2,040	25,459
NortonLifeLock, Inc.	8,476	193,083
Palo Alto Networks, Inc.†	299	70,346
Proofpoint, Inc.†	362	42,090

		330,978

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	684	95,808
BlackRock, Inc.	218	115,244
Eaton Vance Corp.	1,926	69,432
Franklin Resources, Inc.	1,531	28,890
Invesco, Ltd.	9,692	77,245
Janus Henderson Group PLC	1,487	32,060
LPL Financial Holdings, Inc.	1,679	119,864
Raymond James Financial, Inc.	358	24,802
T. Rowe Price Group, Inc.	1,305	157,774

		721,119

Lasers - System/Components — 0.0%
Coherent, Inc.†	198	28,752

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,365	117,595

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,114	91,537

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	759	91,179
Oshkosh Corp.	552	39,644

		130,823

Machinery - Electrical — 0.1%
BWX Technologies, Inc.	996	62,320
Regal Beloit Corp.	1,162	92,425

		154,745

Machinery - Farming — 0.2%
AGCO Corp.	1,729	95,492
Deere & Co.	581	88,382

		183,874

Machinery - General Industrial — 0.3%
Crane Co.	453	25,241
Gates Industrial Corp. PLC†	13,221	132,871
IDEX Corp.	236	37,611
Nordson Corp.	252	47,464

Security Description	Shares	Value (Note 2)

Machinery - General Industrial (continued)
Otis Worldwide Corp.	507	$26,694
Westinghouse Air Brake Technologies Corp.	956	58,383

		328,264

Machinery - Pumps — 0.2%
Curtiss-Wright Corp.	471	47,241
Dover Corp.	524	50,959
Graco, Inc.	2,034	98,059
Ingersoll Rand, Inc.†	1,605	45,261
Xylem, Inc.	367	24,347

		265,867

Machinery - Thermal Process — 0.1%
GrafTech International, Ltd.#	12,787	87,463

Medical Information Systems — 0.2%
Cerner Corp.	2,816	205,287
Change Healthcare, Inc.†	4,182	52,191

		257,478

Medical Instruments — 0.9%
Bio-Techne Corp.	305	80,764
Boston Scientific Corp.†	3,376	128,254
Bruker Corp.	1,745	75,524
Edwards Lifesciences Corp.†	1,128	253,484
Integra LifeSciences Holdings Corp.†	832	43,356
Intuitive Surgical, Inc.†	336	194,890
Medtronic PLC	3,781	372,731

		1,149,003

Medical Labs & Testing Services — 0.7%
Catalent, Inc.†	1,060	82,394
Charles River Laboratories International, Inc.†	815	146,423
IQVIA Holdings, Inc.†	831	124,251
Laboratory Corp. of America Holdings†	679	119,042
MEDNAX, Inc.†	16,456	255,562
PPD, Inc.†	1,729	47,098
Quest Diagnostics, Inc.	732	86,581

		861,351

Medical Products — 1.6%
Abbott Laboratories	4,750	450,870
ABIOMED, Inc.†	563	126,056
Baxter International, Inc.	1,452	130,695
Cooper Cos., Inc.	302	95,728
Envista Holdings Corp.†	2,579	54,520
Henry Schein, Inc.†	3,403	206,630
Hill-Rom Holdings, Inc.	493	50,123
Hologic, Inc.†	1,053	55,809
Masimo Corp.†	738	177,260
Penumbra, Inc.†	723	124,660
STERIS PLC	520	86,263
Stryker Corp.	956	187,118
Varian Medical Systems, Inc.†	328	39,816
West Pharmaceutical Services, Inc.	480	103,699
Zimmer Biomet Holdings, Inc.	425	53,694

		1,942,941

Medical - Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	1,509	180,929
Alnylam Pharmaceuticals, Inc.†	484	65,471
Amgen, Inc.	2,316	531,985
Bio-Rad Laboratories, Inc., Class A†	183	89,912
Biogen, Inc.†	1,249	383,555
BioMarin Pharmaceutical, Inc.†	778	82,896
Exelixis, Inc.†	5,250	129,727

237

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.	5,848	$455,150
Guardant Health, Inc.†	292	26,394
Illumina, Inc.†	529	192,053
Incyte Corp.†	1,764	179,769
Ionis Pharmaceuticals, Inc.†	568	31,927
Moderna, Inc.†#	463	28,475
Regeneron Pharmaceuticals, Inc.†	248	151,977
Seattle Genetics, Inc.†	828	130,170
United Therapeutics Corp.†	468	55,201
Vertex Pharmaceuticals, Inc.†	1,123	323,379

		3,038,970

Medical - Drugs — 4.3%
AbbVie, Inc.	6,091	564,453
Alkermes PLC†	5,688	93,056
Bristol-Myers Squibb Co.	7,524	449,333
Eli Lilly & Co.	3,114	476,286
Horizon Therapeutics PLC†	3,945	200,130
Jazz Pharmaceuticals PLC†	1,668	199,026
Johnson & Johnson	9,975	1,483,781
Merck & Co., Inc.	9,860	795,899
Pfizer, Inc.	16,304	622,650
PRA Health Sciences, Inc.†	545	56,408
Zoetis, Inc.	2,039	284,216

		5,225,238

Medical - Generic Drugs — 0.3%
Mylan NV†	17,215	293,860
Perrigo Co. PLC	1,911	104,665

		398,525

Medical - HMO — 1.5%
Anthem, Inc.	947	278,522
Centene Corp.†	1,322	87,582
Humana, Inc.	760	312,094
Molina Healthcare, Inc.†	352	65,409
UnitedHealth Group, Inc.	3,652	1,113,312

		1,856,919

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	1,006	28,782
HCA Healthcare, Inc.	668	71,409
Universal Health Services, Inc., Class B	1,002	105,661

		205,852

Medical - Outpatient/Home Medical — 0.1%
Chemed Corp.	323	154,559

Medical - Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	1,622	154,642
Cardinal Health, Inc.	2,386	130,490
McKesson Corp.	1,530	242,765
Premier, Inc., Class A†	1,455	50,619

		578,516

Metal Processors & Fabrication — 0.1%
Timken Co.	2,145	91,248

Metal - Aluminum — 0.1%
Arconic Corp.†	9,916	143,485

Metal - Copper — 0.0%
Southern Copper Corp.	711	25,809

Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	331	36,870

Security Description	Shares	Value (Note 2)

Motion Pictures & Services — 0.3%
Lions Gate Entertainment Corp., Class A†	21,731	$173,196
Lions Gate Entertainment Corp., Class B†	22,961	172,896

		346,092

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,711	175,155

Multimedia — 0.4%
FactSet Research Systems, Inc.	511	157,138
Walt Disney Co.	2,624	307,795

		464,933

Networking Products — 0.6%
Arista Networks, Inc.†	192	44,824
Cisco Systems, Inc.	13,557	648,296

		693,120

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,051	89,818
Waste Management, Inc.	1,082	115,504

		205,322

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	1,263	20,057
Zebra Technologies Corp., Class A†	395	103,221

		123,278

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	446	49,359

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,136	22,868
Patterson-UTI Energy, Inc.	31,971	117,973

		140,841

Oil Companies - Exploration & Production — 0.2%
Cabot Oil & Gas Corp.	1,096	21,745
ConocoPhillips	607	25,603
EOG Resources, Inc.	757	38,584
EQT Corp.	1,995	26,613
Kosmos Energy, Ltd.	70,196	127,757

		240,302

Oil Companies - Integrated — 0.4%
Chevron Corp.	3,132	287,204
Exxon Mobil Corp.	4,785	217,574

		504,778

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,285	28,494

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,841	89,349
Marathon Petroleum Corp.	3,843	135,043
PBF Energy, Inc., Class A	12,246	130,053
Phillips 66	366	28,643
Valero Energy Corp.	1,290	85,966

		469,054

Oil - Field Services — 0.1%
Apergy Corp.†	7,925	71,880
Baker Hughes Co.	2,163	35,711
Halliburton Co.	4,302	50,548

		158,139

Paper & Related Products — 0.1%
Domtar Corp.	3,447	70,319
International Paper Co.	2,498	85,057

		155,376

238

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Patient Monitoring Equipment — 0.1%
Insulet Corp.†	598	$112,765

Pharmacy Services — 0.7%
Cigna Corp.	1,855	366,029
CVS Health Corp.	6,721	440,696

		806,725

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	758	55,523

Pipelines — 0.1%
Cheniere Energy, Inc.†	533	23,639
Kinder Morgan, Inc.	3,119	49,280

		72,919

Poultry — 0.1%
Pilgrim’s Pride Corp.†	6,855	141,693

Professional Sports — 0.0%
Madison Square Garden Co., Class A†	219	37,368

Protection/Safety — 0.1%
ADT, Inc.#	9,437	66,814

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	2,296	92,299

Publishing - Newspapers — 0.2%
New York Times Co., Class A	4,502	176,614
News Corp., Class A	4,225	51,756
News Corp., Class B	3,963	48,586

		276,956

Radio — 0.2%
Liberty Media Corp. - Liberty SiriusXM, Series A†	3,451	125,961
Liberty Media Corp. - Liberty SiriusXM, Series C†	4,123	150,366

		276,327

Real Estate Investment Trusts — 3.1%
AGNC Investment Corp.	2,078	26,889
Alexandria Real Estate Equities, Inc.	452	69,481
American Homes 4 Rent, Class A	1,910	48,208
American Tower Corp.	846	218,412
Americold Realty Trust	1,227	43,816
Apple Hospitality REIT, Inc.	8,884	90,706
AvalonBay Communities, Inc.	168	26,210
Boston Properties, Inc.	247	21,237
Brandywine Realty Trust	3,607	34,808
Brixmor Property Group, Inc.	5,485	61,213
Camden Property Trust	460	42,122
Chimera Investment Corp.#	8,799	73,120
CoreSite Realty Corp.	306	38,195
Corporate Office Properties Trust	1,691	42,224
Cousins Properties, Inc.	785	24,429
Crown Castle International Corp.	933	160,625
CubeSmart	1,243	35,376
CyrusOne, Inc.	421	31,297
Digital Realty Trust, Inc.	646	92,740
Douglas Emmett, Inc.	743	21,814
Duke Realty Corp.	1,599	55,133
Empire State Realty Trust, Inc., Class A	13,089	86,780
EPR Properties	931	29,392
Equinix, Inc.	211	147,200
Equity Commonwealth	1,890	63,693
Equity LifeStyle Properties, Inc.	959	59,746
Equity Residential	551	33,369
Essex Property Trust, Inc.	189	45,884
Extra Space Storage, Inc.	643	62,210
Federal Realty Investment Trust	313	25,012

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Gaming and Leisure Properties, Inc.	1,143	$39,479
Healthcare Trust of America, Inc., Class A	1,926	50,981
Healthpeak Properties, Inc.	1,090	26,858
Highwoods Properties, Inc.	725	27,746
Host Hotels & Resorts, Inc.	8,882	106,051
Invitation Homes, Inc.	1,963	51,627
Iron Mountain, Inc.#	899	23,158
JBG SMITH Properties	687	20,424
Kilroy Realty Corp.	356	20,335
Life Storage, Inc.	475	46,303
Medical Properties Trust, Inc.	2,120	38,330
MFA Financial, Inc.	39,279	66,381
Mid-America Apartment Communities, Inc.	603	70,165
New Residential Investment Corp.	11,289	80,942
Omega Healthcare Investors, Inc.	780	24,289
Outfront Media, Inc.	1,739	24,416
Paramount Group, Inc.	12,401	95,612
Prologis, Inc.	1,538	140,727
Public Storage	429	86,975
Realty Income Corp.	734	40,598
Regency Centers Corp.	617	26,401
Retail Properties of America, Inc., Class A	18,361	99,517
SBA Communications Corp.	326	102,406
Service Properties Trust	33,720	227,610
Simon Property Group, Inc.	413	23,830
SITE Centers Corp.	19,439	110,219
Spirit Realty Capital, Inc.	962	27,350
STORE Capital Corp.	1,403	27,134
Sun Communities, Inc.	498	68,321
Two Harbors Investment Corp.	14,474	65,422
UDR, Inc.	646	23,889
VEREIT, Inc.	4,816	26,392
Vornado Realty Trust	586	21,219
Welltower, Inc.	618	31,314
WP Carey, Inc.	378	22,646

		3,796,408

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,063	90,731
Jones Lang LaSalle, Inc.	885	90,624

		181,355

Recreational Vehicles — 0.0%
Polaris, Inc.	656	57,295

Rental Auto/Equipment — 0.1%
AMERCO	85	27,413
United Rentals, Inc.†	308	42,778

		70,191

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	157	31,138

Respiratory Products — 0.1%
ResMed, Inc.	875	140,717

Retail - Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	655	137,334
Foot Locker, Inc.	6,981	193,374
Gap, Inc.	8,674	77,199
L Brands, Inc.	6,664	107,890
Lululemon Athletica, Inc.†	964	289,291
Ross Stores, Inc.	1,843	178,697
Urban Outfitters, Inc.†	2,714	45,975

		1,029,760

239

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	711	$99,057
AutoZone, Inc.†	168	192,840
Genuine Parts Co.	1,012	84,411
O’Reilly Automotive, Inc.†	357	148,955

		525,263

Retail - Automobile — 0.3%
AutoNation, Inc.†	4,845	191,281
CarMax, Inc.†	666	58,641
Carvana Co.†#	250	23,245
Penske Automotive Group, Inc.	2,594	92,761

		365,928

Retail - Building Products — 1.1%
Home Depot, Inc.	4,043	1,004,605
Lowe’s Cos., Inc.	3,036	395,742

		1,400,347

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	2,111	146,377
Qurate Retail, Inc.†	21,180	174,417

		320,794

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,267	177,030

Retail - Convenience Store — 0.1%
Casey’s General Stores, Inc.	863	137,847

Retail - Discount — 1.7%
Costco Wholesale Corp.	1,827	563,575
Dollar General Corp.	1,135	217,364
Dollar Tree, Inc.†	1,234	120,771
Ollie’s Bargain Outlet Holdings, Inc.†	366	33,471
Target Corp.	2,726	333,471
Walmart, Inc.	6,096	756,270

		2,024,922

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	6,332	271,896

Retail - Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,007	52,364

Retail - Gardening Products — 0.1%
Tractor Supply Co.	1,226	149,597

Retail - Home Furnishings — 0.1%
Williams-Sonoma, Inc.	1,545	128,559

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.#	5,194	83,779
TJX Cos., Inc.	5,379	283,796

		367,575

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	467	113,953

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.	13,984	268,772
Macy’s, Inc.#	46,147	293,495

		562,267

Retail - Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	66	66,258
Domino’s Pizza, Inc.	497	191,763
McDonald’s Corp.	1,736	323,452
Starbucks Corp.	1,968	153,484
Wendy’s Co.	1,205	25,618
Yum China Holdings, Inc.	1,553	71,966

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Yum! Brands, Inc.	1,643	$147,426

		979,967

Retail - Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,206	43,488

Rubber - Tires — 0.1%
Goodyear Tire & Rubber Co.	12,603	95,909

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	2,393	74,566

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	3,854	38,733
Sterling Bancorp	2,567	31,574
TFS Financial Corp.	4,288	66,078

		136,385

Schools — 0.2%
2U, Inc.†	2,278	83,079
Bright Horizons Family Solutions, Inc.†	231	25,844
Graham Holdings Co., Class B	132	47,287
Grand Canyon Education, Inc.†	304	29,667

		185,877

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	1,055	119,162
Maxim Integrated Products, Inc.	2,074	119,628
QUALCOMM, Inc.	4,947	400,114

		638,904

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	4,778	268,428
Entegris, Inc.	1,085	64,970
KLA Corp.	565	99,417
Lam Research Corp.	533	145,866
MKS Instruments, Inc.	403	42,569
Teradyne, Inc.	2,250	150,795

		772,045

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	156	31,183

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	747	56,077

Software Tools — 0.1%
VMware, Inc., Class A†#	494	77,197

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	334	38,076

Steel - Producers — 0.2%
Nucor Corp.	1,724	72,856
Reliance Steel & Aluminum Co.	1,694	164,318
Steel Dynamics, Inc.	2,498	66,347

		303,521

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†	1,415	78,193
Corning, Inc.	1,471	33,524

		111,717

Telecom Services — 0.1%
Switch, Inc., Class A	3,825	73,096

Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	8,178	84,315
Juniper Networks, Inc.	2,135	51,795

		136,110

240

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telephone - Integrated — 1.4%
AT&T, Inc.	22,281	$687,592
CenturyLink, Inc.	18,113	178,051
GCI Liberty, Inc., Class A†	1,081	74,794
Telephone & Data Systems, Inc.	1,154	23,646
Verizon Communications, Inc.	13,293	762,752

		1,726,835

Television — 0.3%
AMC Networks, Inc., Class A†	6,225	175,981
Nexstar Media Group, Inc., Class A	374	31,158
ViacomCBS, Inc., Class A#	1,916	46,999
ViacomCBS, Inc., Class B	2,692	55,832
World Wrestling Entertainment, Inc., Class A	562	26,004

		335,974

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	622	57,970

Theaters — 0.1%
Cinemark Holdings, Inc.	4,869	73,181

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	680	84,837

Tobacco — 0.4%
Altria Group, Inc.	2,059	80,404
Philip Morris International, Inc.	5,784	424,314

		504,718

Tools - Hand Held — 0.0%
Snap-on, Inc.	437	56,675

Toys — 0.0%
Mattel, Inc.†	5,097	46,943

Transport - Rail — 0.3%
CSX Corp.	633	45,310
Kansas City Southern	397	59,757
Norfolk Southern Corp.	217	38,689
Union Pacific Corp.	1,084	184,128

		327,884

Transport - Services — 0.3%
C.H. Robinson Worldwide, Inc.	1,817	147,413
Expeditors International of Washington, Inc.	556	42,462
FedEx Corp.	182	23,762
United Parcel Service, Inc., Class B	1,144	114,068

		327,705

Transport - Truck — 0.3%
JB Hunt Transport Services, Inc.	406	48,586
Knight-Swift Transportation Holdings, Inc.	1,244	51,763
Landstar System, Inc.	1,184	137,652
Old Dominion Freight Line, Inc.	492	84,176
Schneider National, Inc., Class B	1,351	32,653
XPO Logistics, Inc.†	343	27,032

		381,862

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	1,170	25,050

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	4,215	184,786

Water — 0.1%
American Water Works Co., Inc.	633	80,391
Essential Utilities, Inc.	1,100	48,136

		128,527

Security Description	Shares/ Principal Amount	Value (Note 2)

Water Treatment Systems — 0.0%
Pentair PLC	718	$28,103

Web Hosting/Design — 0.2%
GoDaddy, Inc., Class A†	663	51,217
VeriSign, Inc.†	873	191,195

		242,412

Web Portals/ISP — 2.5%
Alphabet, Inc., Class A†	1,080	1,548,202
Alphabet, Inc., Class C†	1,081	1,544,662

		3,092,864

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	949	128,428
Ubiquiti Networks, Inc.	729	134,435

		262,863

Total Common Stocks
(cost $102,564,200)		122,163,598

EXCHANGE-TRADED FUNDS — 0.4%
Vanguard Russell 1000 Index Fund ETF
(cost $453,495)	3,520	491,287

Total Long-Term Investment Securities
(cost $103,017,695)		122,654,885

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $732,330)	$732,330	732,330

TOTAL INVESTMENTS
(cost $103,750,025)(3)	100.6%	123,387,215
Liabilities in excess of other assets	(0.6)	(747,984)

NET ASSETS	100.0%	$122,639,231

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $2,065,370. This was secured by collateral of $732,330, which was received in cash and subsequently invested in short-term investments currently valued at $732,330 as reported in the Portfolio of Investments. Additional collateral of $1,386,122 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
Federal Home Loan Mtg. Corp.	2.50% to 3.50%	12/01/2047 to 03/01/2050	$164,437
Federal National Mtg. Assoc.	1.85% to 4.00%	01/25/2030 to 03/01/2050	287,625
Government National Mtg. Assoc.	2.50%	9/20/2046	21,487
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	25,499
United States Treasury Notes/Bonds	0.13% to 8.75%	07/15/2020 to 05/15/2048	887,074

(3)	See Note 5 for cost of investments on a tax basis.

ETF—Exchange Traded Fund

241

VALIC Company I Systematic Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$122,654,885	$—	$—	$122,654,885
Registered Investment Companies	732,330	—	—	732,330

Total Investments at Value	$123,387,215	$—	$—	$123,387,215

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

242

VALIC Company I Systematic Value Fund

PORTFOLIO PROFILE — May 31, 2020

Industry Allocation*

Medical — Drugs	8.5%
Medical — Biomedical/Gene	6.9
Finance — Other Services	5.2
Multimedia	4.8
Medical — HMO	4.6
Electronic Components — Semiconductors	4.4
Data Processing/Management	4.4
Insurance Brokers	4.0
Broadcast Services/Program	3.3
Investment Management/Advisor Services	3.2
Pharmacy Services	2.9
Oil Companies — Integrated	2.7
Food — Misc./Diversified	2.5
Aerospace/Defense — Equipment	2.3
Beverages — Non-alcoholic	2.2
Insurance — Life/Health	2.1
Cosmetics & Toiletries	2.0
Food — Meat Products	1.9
Medical — Wholesale Drug Distribution	1.7
Insurance — Property/Casualty	1.6
Entertainment Software	1.6
Electronic Measurement Instruments	1.5
Tobacco	1.5
Advertising Agencies	1.4
Internet Brokers	1.3
Real Estate Investment Trusts	1.3
Oil Companies — Exploration & Production	1.3
Repurchase Agreements	1.2
Commercial Services — Finance	1.2
Beverages — Wine/Spirits	1.1
Machinery — General Industrial	1.1
Retail — Discount	1.1
Toys	1.0
Transport — Services	1.0
Finance — Credit Card	1.0
Consumer Products — Misc.	0.9
Television	0.9
Computer Services	0.9
Real Estate Management/Services	0.8
Food — Confectionery	0.7
Retail — Restaurants	0.7
Electronic Components — Misc.	0.7
Medical Labs & Testing Services	0.6
Registered Investment Companies	0.6
Insurance — Multi-line	0.5
Electric Products — Misc.	0.5
Building — Residential/Commercial	0.3
Industrial Automated/Robotic	0.3
Finance — Consumer Loans	0.3
Shipbuilding	0.3
Building Products — Air & Heating	0.3
Finance — Auto Loans	0.3
Tools — Hand Held	0.3
Electric — Distribution	0.2
Distribution/Wholesale	0.2
Motorcycle/Motor Scooter	0.2
Medical Products	0.2

100.5%

*	Calculated as a percentage of net assets

243

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 1.4%
Omnicom Group, Inc.	11,330	$620,771

Aerospace/Defense - Equipment — 2.3%
L3Harris Technologies, Inc.	5,052	1,007,621

Beverages - Non-alcoholic — 2.2%
Coca-Cola Co.	10,355	483,372
PepsiCo, Inc.	3,637	478,447

		961,819

Beverages - Wine/Spirits — 1.1%
Brown-Forman Corp., Class B	7,619	502,321

Broadcast Services/Program — 3.3%
Discovery, Inc., Class A†#	12,436	270,483
Discovery, Inc., Class C†	19,648	384,904
Fox Corp., Class A	16,360	477,221
Fox Corp., Class B	11,492	330,740

		1,463,348

Building Products - Air & Heating — 0.3%
Johnson Controls International PLC	4,054	127,336

Building - Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,721	150,471

Commercial Services - Finance — 1.2%
Equifax, Inc.	3,452	530,089

Computer Services — 0.9%
International Business Machines Corp.	3,057	381,819

Consumer Products - Misc. — 0.9%
Clorox Co.	746	153,862
Kimberly-Clark Corp.	1,788	252,895

		406,757

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	3,797	274,637
Procter & Gamble Co.	5,197	602,436

		877,073

Data Processing/Management — 4.4%
Fidelity National Information Services, Inc.	10,179	1,413,151
Paychex, Inc.	7,234	522,873

		1,936,024

Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	2,535	80,385

Electric Products - Misc. — 0.5%
Emerson Electric Co.	3,751	228,886

Electric - Distribution — 0.2%
CenterPoint Energy, Inc.	6,206	110,343

Electronic Components - Misc. — 0.7%
Garmin, Ltd.	3,275	295,307

Electronic Components - Semiconductors — 4.4%
Intel Corp.	11,943	751,573
Microchip Technology, Inc.	7,446	714,965
Micron Technology, Inc.†	6,786	325,117
Skyworks Solutions, Inc.	1,423	168,683

		1,960,338

Electronic Measurement Instruments — 1.5%
FLIR Systems, Inc.	1,753	80,989
Roper Technologies, Inc.	1,484	584,399

		665,388

Security Description	Shares	Value (Note 2)

Entertainment Software — 1.6%
Activision Blizzard, Inc.	9,548	687,265

Finance - Auto Loans — 0.3%
Ally Financial, Inc.	6,900	120,336

Finance - Consumer Loans — 0.3%
Synchrony Financial	6,485	132,099

Finance - Credit Card — 1.0%
Western Union Co.	21,477	429,970

Finance - Other Services — 5.2%
Cboe Global Markets, Inc.	6,437	685,283
CME Group, Inc.	8,779	1,603,045

		2,288,328

Food - Confectionery — 0.7%
Mondelez International, Inc., Class A	5,889	306,935

Food - Meat Products — 1.9%
Tyson Foods, Inc., Class A	13,559	833,065

Food - Misc./Diversified — 2.5%
Campbell Soup Co.	2,105	107,313
Conagra Brands, Inc.	17,993	625,976
General Mills, Inc.	3,639	229,403
Kellogg Co.	2,263	147,796

		1,110,488

Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	641	138,559

Insurance Brokers — 4.0%
Arthur J. Gallagher & Co.	6,677	629,507
Brown & Brown, Inc.	9,388	377,398
Marsh & McLennan Cos., Inc.	7,349	778,406

		1,785,311

Insurance - Life/Health — 2.1%
Aflac, Inc.	4,932	179,870
Athene Holding, Ltd., Class A†	2,627	75,894
Equitable Holdings, Inc.	6,684	127,731
Globe Life, Inc.	1,322	101,820
Lincoln National Corp.	3,535	134,083
Prudential Financial, Inc.	3,645	222,199
Unum Group	5,099	77,250

		918,847

Insurance - Multi-line — 0.5%
MetLife, Inc.	6,376	229,600

Insurance - Property/Casualty — 1.6%
Berkshire Hathaway, Inc., Class B†	3,836	711,885

Internet Brokers — 1.3%
TD Ameritrade Holding Corp.	16,006	596,544

Investment Management/Advisor Services — 3.2%
Eaton Vance Corp.	10,066	362,879
Franklin Resources, Inc.	10,279	193,965
Invesco, Ltd.	9,774	77,899
T. Rowe Price Group, Inc.	6,562	793,346

		1,428,089

Machinery - General Industrial — 1.1%
Westinghouse Air Brake Technologies Corp.	8,012	489,293

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	644	112,906
Quest Diagnostics, Inc.	1,381	163,345

		276,251

244

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)

Medical Products — 0.2%
Varian Medical Systems, Inc.†	606	$73,562

Medical - Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	6,464	775,034
Biogen, Inc.†	1,046	321,216
Gilead Sciences, Inc.	25,312	1,970,033

		3,066,283

Medical - Drugs — 8.5%
Bristol-Myers Squibb Co.	38,509	2,299,758
Jazz Pharmaceuticals PLC†	3,542	422,631
Merck & Co., Inc.	6,278	506,760
Pfizer, Inc.	14,274	545,124

		3,774,273

Medical - HMO — 4.6%
Anthem, Inc.	4,990	1,467,609
Centene Corp.†	8,566	567,497

		2,035,106

Medical - Wholesale Drug Distribution — 1.7%
AmerisourceBergen Corp.	7,910	754,139

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.#	3,704	79,043

Multimedia — 4.8%
Walt Disney Co.	18,258	2,141,663

Oil Companies - Exploration & Production — 1.3%
Concho Resources, Inc.	2,586	140,989
Devon Energy Corp.	7,699	83,226
EOG Resources, Inc.	4,759	242,566
Marathon Oil Corp.	16,849	89,974

		556,755

Oil Companies - Integrated — 2.7%
Chevron Corp.	6,201	568,632
Exxon Mobil Corp.	13,561	616,618

		1,185,250

Pharmacy Services — 2.9%
Cigna Corp.	6,589	1,300,142

Real Estate Investment Trusts — 1.3%
Camden Property Trust	1,205	110,342
Public Storage	1,009	204,565
VEREIT, Inc.	19,419	106,416
VICI Properties, Inc.	7,157	140,420

		561,743

Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	3,303	338,227

Retail - Discount — 1.1%
Walmart, Inc.	3,817	473,537

Retail - Restaurants — 0.7%
McDonald’s Corp.	1,625	302,770

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	657	131,328

Television — 0.9%
ViacomCBS, Inc., Class B	18,765	389,186

Tobacco — 1.5%
Altria Group, Inc.	7,543	294,554
Philip Morris International, Inc.	5,036	369,441

		663,995

Security Description	Shares/ Principal Amount	Value (Note 2)

Tools - Hand Held — 0.3%
Snap-on, Inc.	885	$114,776

Toys — 1.0%
Hasbro, Inc.	6,339	465,980

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.	1,544	125,265
Expeditors International of Washington, Inc.	4,224	322,587

		447,852

Total Long-Term Investment Securities
(cost $43,654,840)		43,644,571

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.13%(1)(2) (cost $253,485)	253,485	253,485

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $557,000 and collateralized by $525,000 of United States Treasury Notes, bearing interest at 2.38%, due 02/29/2024 and having an approximate value of $569,245 (cost $557,000)	$557,000	557,000

TOTAL INVESTMENTS
(cost $44,465,325)(3)	100.5%	44,455,056
Liabilities in excess of other assets	(0.5)	(222,126)

NET ASSETS	100.0%	$44,232,930

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2020.
(2)

At May 31, 2020, the Fund had loaned securities with a total value of $333,105. This was secured by collateral of $253,485, which was received in cash and subsequently invested in short-term investments currently valued at $253,485 as reported in the Portfolio of Investments. Additional collateral of $97,982 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Notes/Bonds	0.13% to 6.25%	06/15/2020 to 11/15/2049	$97,982

(3)	See Note 5 for cost of investments on a tax basis.

245

VALIC Company I Systematic Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$43,644,571	$—	$—	$43,644,571
Short-Term Investment Securities	253,485	—	—	253,485
Repurchase Agreements	—	557,000	—	557,000

Total Investments at Value	$43,898,056	$557,000	$—	$44,455,056

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

246

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2020 (unaudited)

Industry Allocation*

Medical — Drugs	8.9%
Diversified Banking Institutions	6.4
Electric — Integrated	5.7
Medical — HMO	5.1
Electronic Components — Semiconductors	5.0
Real Estate Investment Trusts	4.5
Aerospace/Defense	4.0
Insurance — Property/Casualty	3.8
Chemicals — Diversified	3.1
Insurance — Multi-line	3.1
Banks — Commercial	2.6
Medical Instruments	2.5
Electronic Components — Misc.	2.2
Cable/Satellite TV	2.1
Retail — Building Products	2.0
Retail — Restaurants	2.0
Repurchase Agreements	1.9
Investment Management/Advisor Services	1.9
Networking Products	1.7
Banks — Super Regional	1.6
Building — Residential/Commercial	1.6
Oil Companies — Exploration & Production	1.5
Telecom Equipment — Fiber Optics	1.5
Semiconductor Components — Integrated Circuits	1.4
Food — Wholesale/Distribution	1.4
Transport — Rail	1.4
Machinery — Farming	1.4
Aerospace/Defense — Equipment	1.3
Electric — Distribution	1.3
Food — Confectionery	1.3
Drug Delivery Systems	1.3
Computer Services	1.3
Private Equity	1.3
Containers — Paper/Plastic	1.2
Retail — Major Department Stores	1.2
Medical Products	1.2
Apparel Manufacturers	1.1
Diversified Manufacturing Operations	1.1
Building & Construction Products — Misc.	1.0
Transport — Truck	1.0
Beverages — Non-alcoholic	1.0
Semiconductor Equipment	1.0
E-Commerce/Services	1.0
Medical — Biomedical/Gene	0.8

99.7%

*	Calculated as a percentage of net assets

247

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.8%
Aerospace/Defense — 4.0%
General Dynamics Corp.	10,100	$1,482,983
Lockheed Martin Corp.	3,074	1,194,064
Raytheon Technologies Corp.	28,334	1,828,110

		4,505,157

Aerospace/Defense - Equipment — 1.3%
L3Harris Technologies, Inc.	7,657	1,527,189

Apparel Manufacturers — 1.1%
VF Corp.	22,800	1,279,080

Banks - Commercial — 2.6%
M&T Bank Corp.	10,502	1,109,641
Truist Financial Corp.	49,407	1,817,190

		2,926,831

Banks - Super Regional — 1.6%
PNC Financial Services Group, Inc.	16,282	1,856,799

Beverages - Non-alcoholic — 1.0%
Keurig Dr Pepper, Inc.#	40,000	1,116,800

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	19,422	1,183,965

Building - Residential/Commercial — 1.6%
Lennar Corp., Class A	30,379	1,836,714

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	60,573	2,398,691

Chemicals - Diversified — 3.1%
Celanese Corp.	20,593	1,851,517
FMC Corp.	16,727	1,646,104

		3,497,621

Computer Services — 1.3%
Amdocs, Ltd.	23,754	1,478,924

Containers - Paper/Plastic — 1.2%
Sealed Air Corp.	42,447	1,362,549

Diversified Banking Institutions — 6.4%
Bank of America Corp.	132,384	3,193,102
JPMorgan Chase & Co.	41,629	4,050,918

		7,244,020

Diversified Manufacturing Operations — 1.1%
Trane Technologies PLC	13,465	1,214,678

Drug Delivery Systems — 1.3%
Becton Dickinson and Co.	6,100	1,506,273

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	670	1,098,411

Electric - Distribution — 1.3%
Sempra Energy	12,021	1,518,373

Electric - Integrated — 5.7%
Dominion Energy, Inc.	23,221	1,974,017
Entergy Corp.	13,666	1,391,472
Exelon Corp.	42,545	1,629,899
FirstEnergy Corp.	33,200	1,403,032

		6,398,420

Electronic Components - Misc. — 2.2%
Gentex Corp.	48,081	1,271,262
nVent Electric PLC	68,073	1,247,778

		2,519,040

Electronic Components - Semiconductors — 5.0%
Intel Corp.	64,685	4,070,627

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Micron Technology, Inc.†	34,068	$1,632,198

		5,702,825

Food - Confectionery — 1.3%
Mondelez International, Inc., Class A	29,084	1,515,858

Food - Wholesale/Distribution — 1.4%
Sysco Corp.	27,800	1,533,448

Insurance - Multi-line — 3.1%
Chubb, Ltd.	16,052	1,957,381
MetLife, Inc.	42,545	1,532,045

		3,489,426

Insurance - Property/Casualty — 3.8%
Assurant, Inc.	12,765	1,309,434
Intact Financial Corp.	11,262	1,075,119
Progressive Corp.	24,190	1,879,079

		4,263,632

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	4,016	2,123,018

Machinery - Farming — 1.4%
Deere & Co.	10,056	1,529,719

Medical Instruments — 2.5%
Medtronic PLC	28,741	2,833,288

Medical Products — 1.2%
Zimmer Biomet Holdings, Inc.	10,425	1,317,095

Medical - Biomedical/Gene — 0.8%
Biogen, Inc.†	2,838	871,521

Medical - Drugs — 8.9%
AstraZeneca PLC ADR	34,102	1,861,969
Eli Lilly & Co.	7,935	1,213,658
Merck & Co., Inc.	17,617	1,422,044
Pfizer, Inc.	101,700	3,883,923
Roche Holding AG	4,902	1,701,602

		10,083,196

Medical - HMO — 5.1%
Anthem, Inc.	8,428	2,478,759
Centene Corp.†	19,781	1,310,491
UnitedHealth Group, Inc.	6,322	1,927,262

		5,716,512

Networking Products — 1.7%
Cisco Systems, Inc.	39,601	1,893,720

Oil Companies - Exploration & Production — 1.5%
Concho Resources, Inc.	13,594	741,145
Pioneer Natural Resources Co.	10,721	982,043

		1,723,188

Private Equity — 1.3%
Blackstone Group, Inc., Class A	25,775	1,464,020

Real Estate Investment Trusts — 4.5%
Crown Castle International Corp.	6,838	1,177,230
Gaming and Leisure Properties, Inc.	48,352	1,670,078
Highwoods Properties, Inc.	29,133	1,114,920
Host Hotels & Resorts, Inc.	91,794	1,096,020

		5,058,248

Retail - Building Products — 2.0%
Home Depot, Inc.	9,292	2,308,876

248

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Major Department Stores — 1.2%
TJX Cos., Inc.	25,394	$1,339,787

Retail - Restaurants — 2.0%
McDonald’s Corp.	11,900	2,217,208

Semiconductor Components - Integrated Circuits — 1.4%
Analog Devices, Inc.	14,046	1,586,496

Semiconductor Equipment — 1.0%
KLA Corp.	6,294	1,107,492

Telecom Equipment - Fiber Optics — 1.5%
Corning, Inc.	73,456	1,674,062

Transport - Rail — 1.4%
Union Pacific Corp.	9,017	1,531,628

Transport - Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.#	27,247	1,133,748

Total Long-Term Investment Securities
(cost $98,697,211)		110,487,546

REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 05/29/2020, to be repurchased 06/01/2020 in the amount of $2,174,000 and collateralized by $2,050,000 of United States Treasury Notes, bearing interest at 2.38% due 02/29/2024 and having an approximate value of $2,222,768 (cost $2,174,000)	$2,174,000	2,174,000

TOTAL INVESTMENTS
(cost $100,871,211)(1)	99.7%	112,661,546
Other assets less liabilities	0.3	308,216

NET ASSETS	100.0%	$112,969,762

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security

At May 31, 2020, the Fund had loaned securities with a total value of $1,141,238. This was secured by collateral of $1,166,630 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2020
United States Treasury Bills	0.00%	06/18/2020 to 07/23/2020	$54,526
United States Treasury Notes/Bonds	0.13% to 6.50%	07/15/2020 to 05/15/2048	1,112,104

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$108,785,945	$1,701,601	**	$—	$110,487,546
Repurchase Agreements	—	2,174,000		—	2,174,000

Total Investments at Value	$108,785,945	$3,875,601		$—	$112,661,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

249

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2020

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$121,720,166	$831,649,125	$280,217,755	$218,862,869	$957,196,410	$39,486,842	$690,260,510
Investment securities, at value (affiliated)*†	–	–	–	–	–	152,814,870	–
Repurchase agreements (cost approximates value)	–	–	–	3,725,000	5,382,000	–	–
Cash	936,121	614	–	96,487	46,396,529	–	16,634,839
Foreign cash*	10,463,360	60,314	–	–	56,264	–	548,263
Cash collateral for futures contracts	340,000	–	–	–	–	–	–
Due from broker	808,342	–	–	–	–	–	–
Receivable for:
Fund shares sold	25,914	39,570	124,019	59,319	218,310	3,565	353,206
Dividends and interest	495,831	295,064	1,196,335	510,155	3,700,235	85,709	1,438,218
Investments sold	1,325,157	607,503	394,716	1,063,617	287,532	21,231	–
Investments sold on an extended settlement basis	–	–	430,784	–	–	2,048,902	–
Securites lending income	2,670	921	433	342	9,179	–	3,095
Prepaid expenses and other assets	32,365	25,585	19,505	26,242	27,140	585,106	25,955
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	32,723	92,860	11,558	–
Variation margin on futures contracts	88,000	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	184,871	–	–	–	–	–	–

TOTAL ASSETS	136,422,797	832,678,696	282,383,547	224,376,754	1,013,366,459	195,057,783	709,264,086

LIABILITIES:
Payable for:
Fund shares reacquired	7,588	836,669	124,462	8,082	217,197	27,835	611
Investments purchased	5,854,844	72,403	298,200	1,057,244	317,276	1,336	259,729
Investments purchased on an extended settlement basis	681,912	–	3,141,156	–	–	2,179,934	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	32,293
Investment advisory and management fees	53,310	495,640	113,887	145,434	592,861	39,647	427,993
Administrative service fee	7,115	45,734	15,318	12,131	56,332	2,233	37,240
Transfer agent fees and expenses	482	1,125	1,125	482	1,129	322	1,607
Directors’ fees and expenses	8,096	17,504	7,429	18,411	18,166	3,340	18,181
Other accrued expenses	85,593	124,294	82,534	69,429	146,632	65,309	216,800
Variation margin on futures contracts	212,518	–	–	–	–	21,979	–
Collateral upon return of securities loaned	337,214	79,225	1,320,590	–	–	–	6,798,425
Due to custodian	–	–	1,818	–	–	577,068	–
Due to broker	–	–	–	–	–	1,397,983	21
Unrealized depreciation on forward foreign currency contracts	544,629	–	–	–	–	–	–

TOTAL LIABILITIES	7,793,301	1,672,594	5,106,519	1,311,213	1,349,593	4,316,986	7,792,900

NET ASSETS	$128,629,496	$831,006,102	$277,277,028	$223,065,541	$1,012,016,866	$190,740,797	$701,471,186

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$136,143	$399,495	$263,951	$112,675	$1,014,115	$159,946	$970,254
Additional paid-in capital	136,645,750	367,647,725	254,428,660	169,129,878	1,065,457,844	166,232,763	730,532,476
Total accumulated earnings (loss)	(8,152,397)	462,958,882	22,584,417	53,822,988	(54,455,093)	24,348,088	(30,031,544)

NET ASSETS	$128,629,496	$831,006,102	$277,277,028	$223,065,541	$1,012,016,866	$190,740,797	$701,471,186

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,614,261	39,949,537	26,395,080	11,267,453	101,411,509	15,994,550	97,025,413
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.45	$20.80	$10.50	$19.80	$9.98	$11.93	$7.23

* Cost
Investment securities (unaffiliated)	$116,453,119	$452,738,902	$265,843,774	$187,253,165	$1,008,875,056	$37,331,054	$682,711,175

Investment securities (affiliated)	$–	$–	$–	$–	$–	$146,613,289	$–

Foreign cash	$10,295,764	$60,310	$–	$–	$55,890	$–	$548,606

† Including securities on loan	$790,057	$3,026,234	$2,877,855	$2,157,227	$17,559,173	$–	$10,060,498

See Notes to Financial Statements

250

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2020 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$356,218,160	$275,144,413	$408,003,773	$144,709,159	$1,364,930,787	$859,936,547	$778,610,649
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	5,890,000	5,138,000	3,432,000	2,466,000	–	–
Cash	2,378,732	1,031	–	713	2,789	–	5,850
Foreign cash*	1,180,124	547,668	–	–	19,763	25,503	171,352
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	7	–	–
Receivable for:
Fund shares sold	115,617	2,540	2,200,037	8,316	109,587	175,132	145,994
Dividends and interest	872,906	1,531,158	24,847	467,633	1,052,519	633,015	3,347,624
Investments sold	818,780	–	–	–	313,223	514,420	–
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Securites lending income	8,073	1,116	–	1,102	33,155	4,193	5,952
Prepaid expenses and other assets	17,620	22,464	38,258	25,964	50,702	24,865	20,598
Due from investment adviser for expense reimbursements/fee waivers	–	4,674	147,135	–	178,288	28,095	–
Variation margin on futures contracts	–	–	–	–	1,170	–	–
Unrealized appreciation on forward foreign currency contracts	–	2,320,147	–	–	–	–	–

TOTAL ASSETS	361,610,012	285,465,211	415,552,050	148,644,887	1,369,157,990	861,341,770	782,308,019

LIABILITIES:
Payable for:
Fund shares reacquired	264	132,347	46,164	145,292	157,300	22,110	193,868
Investments purchased	–	–	–	–	3,284,003	3,881,927	–
Investments purchased on an extended settlement basis	779,166	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	36,614	–	–	–	–	–
Investment advisory and management fees	220,562	116,851	141,443	64,248	763,972	678,561	277,605
Administrative service fee	20,017	15,595	23,596	8,574	74,357	46,176	41,013
Transfer agent fees and expenses	1,125	482	2,697	1,445	804	643	1,125
Directors’ fees and expenses	10,013	14,837	22,070	6,995	36,691	16,372	11,734
Other accrued expenses	115,708	123,166	114,348	64,078	184,721	120,329	140,740
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	1,020,792	211,516	–	16,040	5,962,655	5,817,616	17,035,095
Due to custodian	–	–	752	–	–	920	–
Due to broker	–	72,273	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	2,033,593	–	–	–	–	–

TOTAL LIABILITIES	2,167,647	2,757,274	351,070	306,672	10,464,503	10,584,654	17,701,180

NET ASSETS	$359,442,365	$282,707,937	$415,200,980	$148,338,215	$1,358,693,487	$850,757,116	$764,606,839

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$524,367	$319,346	$4,152,117	$132,250	$721,761	$375,835	$674,162
Additional paid-in capital	388,565,248	318,111,597	411,058,455	136,721,721	848,709,556	517,544,759	718,669,482
Total accumulated earnings (loss)	(29,647,250)	(35,723,006)	(9,592)	11,484,244	509,262,170	332,836,522	45,263,195

NET ASSETS	$359,442,365	$282,707,937	$415,200,980	$148,338,215	$1,358,693,487	$850,757,116	$764,606,839

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	52,436,684	31,934,636	415,211,711	13,225,004	72,176,122	37,583,480	67,416,190
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.85	$8.85	$1.00	$11.22	$18.82	$22.64	$11.34

*Cost
Investment securities (unaffiliated)	$368,700,462	$303,654,306	$408,003,773	$132,901,303	$1,052,774,777	$603,715,198	$747,420,198

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,180,088	$542,071	$–	$–	$20,076	$25,567	$166,385

† Including securities on loan	$10,300,173	$1,126,735	$–	$7,269,672	$5,917,100	$20,089,817	$17,723,036

See Notes to Financial Statements

251

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2020 — (continued)

	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$1,238,713,392	$172,124,377	$448,183,134	$305,543,465	$618,751,651	$173,790,489	$519,691,803
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	52,247,000	–	–	18,103,000	–	1,531,000	–
Cash	2,813	545,791	24,922,314	–	361	–	4,813,011
Foreign cash*	1,900,003	1,532,025	1,407,267	2,211,588	616,277	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	1,529,678	11,213	2,584,149	33,632	1,632,142	2,633	176,093
Dividends and interest	5,790,097	1,619,706	821,261	1,401,565	2,577,875	269,202	559,242
Investments sold	19,810,275	5,469,255	–	–	915,925	1,206,618	111,569
Investments sold on an extended settlement basis	1,949,373	492,205	–	–	–	–	–
Securites lending income	29,367	956	9,982	–	15,322	42	–
Prepaid expenses and other assets	47,532	17,155	33,037	28,158	40,354	12,186	22,894
Due from investment adviser for expense reimbursements/fee waivers	–	–	74,835	–	33,910	–	–
Variation margin on futures contracts	–	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	333,546	–	–

TOTAL ASSETS	1,322,019,530	181,812,683	478,035,979	327,321,408	624,917,363	176,812,170	525,374,612

LIABILITIES:
Payable for:
Fund shares reacquired	1,965	2,601,304	245,410	310,890	812	101,372	872
Investments purchased	25,360,727	3,697,821	1,828,916	–	8,442,023	1,393,769	325,566
Investments purchased on an extended settlement basis	3,223,928	1,652,121	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	56,738	–	–	–	–
Investment advisory and management fees	293,785	71,182	347,347	132,933	336,951	99,510	272,445
Administrative service fee	67,554	9,500	24,969	17,741	32,326	9,486	28,407
Transfer agent fees and expenses	2,438	1,125	1,125	906	1,286	1,125	1,284
Directors’ fees and expenses	37,270	8,188	24,350	18,545	29,488	4,782	14,207
Other accrued expenses	263,058	70,799	128,727	86,931	143,104	62,546	101,720
Variation margin on futures contracts	206,800	–	–	81,675	–	–	–
Collateral upon return of securities loaned	45,757,607	2,256,560	13,410,289	–	11,178,756	437,025	–
Due to custodian	–	–	–	1,196	–	2,382	–
Due to broker	–	–	194,000	6	629,967	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	75,215,132	10,368,600	16,261,871	650,823	20,794,713	2,111,997	744,501

NET ASSETS	$1,246,804,398	$171,444,083	$461,774,108	$326,670,585	$604,122,650	$174,700,173	$524,630,111

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$2,014,294	$141,252	$370,291	$136,292	$776,666	$149,865	$311,853
Additional paid-in capital	1,318,312,465	167,254,376	385,047,693	260,001,417	749,116,129	127,857,901	311,176,109
Total accumulated earnings (loss)	(73,522,361)	4,048,455	76,356,124	66,532,876	(145,770,145)	46,692,407	213,142,149

NET ASSETS	$1,246,804,398	$171,444,083	$461,774,108	$326,670,585	$604,122,650	$174,700,173	$524,630,111

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	201,429,406	14,125,243	37,029,094	13,629,227	77,666,623	14,986,516	31,185,296
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.19	$12.14	$12.47	$23.97	$7.78	$11.66	$16.82

*Cost
Investment securities (unaffiliated)	$1,269,748,983	$168,482,084	$368,995,250	$303,915,876	$698,941,420	$132,923,222	$363,407,031

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$1,888,904	$1,503,330	$1,401,018	$2,166,417	$607,471	$–	$–

† Including securities on loan	$51,896,426	$7,971,944	$17,201,069	$–	$22,879,908	$421,875	$–

See Notes to Financial Statements

252

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2020 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,714,220,070	$315,087,926	$583,639,312	$1,595,165,446	$162,385,649	$263,683,258	$885,964,290
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	59,545,000	–	38,345,000	3,874,000	3,847,000	6,371,000	47,199,000
Cash	441,085	567,443	238	36,182,270	–	270,684	1,474
Foreign cash*	–	2	–	1,039,736	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	247,543	69,441	58,234	36,165	3,592	104,863	183,114
Dividends and interest	2,915,882	182,508	483,119	952,561	26,239	179,693	625,866
Investments sold	2,698,207	2,435,887	–	7,044,476	595,274	456,762	590,227
Investments sold on an extended settlement basis	–	–	–	182,589	–	–	–
Securites lending income	23,826	1,601	131	45,095	4,753	36,599	204,773
Prepaid expenses and other assets	143,380	25,663	17,482	60,488	12,371	30,209	50,268
Due from investment adviser for expense reimbursements/fee waivers	–	–	15,457	–	17,256	40,886	–
Variation margin on futures contracts	–	–	464,000	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,780,234,993	318,370,471	623,022,973	1,644,582,826	166,892,134	271,173,954	934,819,012

LIABILITIES:
Payable for:
Fund shares reacquired	333,712	1,100	57,026	328,381	197,297	126,945	11,099
Investments purchased	12,048,851	2,367,399	–	11,596,973	2,178,195	1,290,077	35,502
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	596,319	172,960	189,938	1,130,128	109,115	187,592	218,223
Administrative service fee	147,866	16,669	32,852	87,059	8,566	13,919	46,943
Transfer agent fees and expenses	3,080	1,125	2,250	2,422	424	482	2,699
Directors’ fees and expenses	118,043	9,690	8,868	52,302	3,298	21,283	42,636
Other accrued expenses	354,193	78,675	21,269	209,645	63,343	78,645	323,255
Variation margin on futures contracts	354,000	–	–	–	–	–	555,840
Collateral upon return of securities loaned	32,122,640	878,168	191,880	8,092,866	3,803,386	4,960,480	35,025,880
Due to custodian	–	–	–	–	1,806	–	–
Due to broker	42,256	–	50	–	–	–	24
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	46,120,960	3,525,786	504,133	21,499,776	6,365,430	6,679,423	36,262,101

NET ASSETS	$2,734,114,033	$314,844,685	$622,518,840	$1,623,083,050	$160,526,704	$264,494,531	$898,556,911

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,317,397	$190,792	$340,449	$543,136	$118,499	$277,300	$595,764
Additional paid-in capital	2,278,265,335	203,236,921	189,173,449	1,053,659,744	126,642,567	228,959,039	755,140,221
Total accumulated earnings (loss)	454,531,301	111,416,972	433,004,942	568,880,170	33,765,638	35,258,192	142,820,926

NET ASSETS	$2,734,114,033	$314,844,685	$622,518,840	$1,623,083,050	$160,526,704	$264,494,531	$898,556,911

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	131,739,668	19,079,241	34,044,906	54,313,584	11,849,936	27,730,036	59,576,358
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$20.75	$16.50	$18.29	$29.88	$13.55	$9.54	$15.08

*Cost
Investment securities (unaffiliated)	$2,371,710,878	$221,196,809	$216,555,671	$1,224,284,483	$139,937,171	$237,910,739	$812,842,420

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$2	$–	$1,000,104	$–	$–	$–

† Including securities on loan	$81,419,499	$10,698,793	$305,885	$51,962,144	$14,804,196	$17,308,828	$62,037,275

See Notes to Financial Statements

253

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2020 — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$171,967,678	$138,490,268	$4,785,808,344	$123,387,215	$43,898,056	$110,487,546
Investment securities, at value (affiliated)*†	–	–	4,931,704	–	–	–
Repurchase agreements (cost approximates value)	–	–	42,750,000	–	557,000	2,174,000
Cash	5,892,269	–	21,977	–	–	–
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–
Receivable for:
Fund shares sold	28,842	12,238	554,344	68,549	12,808	96,053
Dividends and interest	350,951	54,490	8,547,423	163,680	78,691	323,202
Investments sold	840,840	3,328,106	–	116,762	–	–
Investments sold on an extended settlement basis	–	–	–	–	–	–
Securites lending income	1,670	11,735	10,578	2,763	109	88
Prepaid expenses and other assets	12,284	11,471	297,880	13,938	8,608	12,484
Due from investment adviser for expense reimbursements/fee waivers	–	7,275	220,835	64,028	10,775	21,851
Variation margin on futures contracts	–	–	76,050	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL ASSETS	179,094,534	141,915,583	4,843,219,135	123,816,935	44,566,047	113,115,224

LIABILITIES:
Payable for:
Fund shares reacquired	40,586	4,959	2,900,751	206,845	2,078	1,770
Investments purchased	363,158	3,898,991	2,288,456	–	–	–
Investments purchased on an extended settlement basis	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	106,078	88,340	955,810	74,481	25,142	70,406
Administrative service fee	9,438	6,935	262,386	6,627	2,397	6,023
Transfer agent fees and expenses	906	482	3,375	1,137	643	1,125
Directors’ fees and expenses	8,263	3,847	204,041	6,555	1,345	5,067
Other accrued expenses	64,670	56,146	537,453	96,636	45,427	58,381
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	1,391,656	6,624,410	10,876,977	732,330	253,485	–
Due to custodian	–	2,725	–	53,093	2,600	2,690
Due to broker	–	–	23	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–

TOTAL LIABILITIES	1,984,755	10,686,835	18,029,272	1,177,704	333,117	145,462

NET ASSETS	$177,109,779	$131,228,748	$4,825,189,863	$122,639,231	$44,232,930	$112,969,762

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$201,343	$93,704	$1,198,071	$59,632	$37,507	$72,193
Additional paid-in capital	203,099,749	90,566,271	1,897,383,496	89,119,640	38,912,523	96,407,793
Total accumulated earnings (loss)	(26,191,313)	40,568,773	2,926,608,296	33,459,959	5,282,900	16,489,776

NET ASSETS	$177,109,779	$131,228,748	$4,825,189,863	$122,639,231	$44,232,930	$112,969,762

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	20,134,289	9,370,415	119,807,147	5,963,169	3,750,716	7,219,334
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.80	$14.00	$40.27	$20.57	$11.79	$15.65

*Cost
Investment securities (unaffiliated)	$196,024,540	$112,873,723	$2,194,364,748	$103,750,025	$43,908,325	$98,697,211

Investment securities (affiliated)	$–	$–	$5,840,597	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$–

† Including securities on loan	$7,036,694	$10,763,677	$20,194,803	$2,065,370	$333,105	$1,141,238

See Notes to Financial Statements

254

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2020

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND	EMERGING ECONOMIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,978,847	$4,717,194	$8,298	$4,586,338	$33,826,898	$–	$25,505,745
Dividends (affiliated)	–	–	–	–	–	2,762,515	–
Securities lending income	45,207	27,395	8,992	5,986	83,925	–	38,766
Interest (unaffiliated)	1,065,574	50,434	6,975,946	1,944	243,130	790,287	77,769

Total investment income*	3,089,628	4,795,023	6,993,236	4,594,268	34,153,953	3,552,802	25,622,280

EXPENSES:
Investment advisory and management fees	715,342	5,908,671	1,216,075	1,868,960	7,138,661	497,768	5,957,592
Administrative service fee	95,478	545,440	162,467	155,938	680,577	26,270	524,730
Transfer agent fees and expenses	1,093	2,491	2,551	1,103	2,555	729	3,643
Custodian fees	128,746	32,439	39,667	15,195	57,536	22,868	360,119
Reports to shareholders	19,536	111,475	32,494	31,742	186,851	26,691	111,690
Audit and tax fees	61,670	38,357	52,827	38,353	38,438	39,006	53,876
Legal fees	19,088	20,559	10,532	10,386	30,833	15,518	37,776
Directors’ fees and expenses	6,504	36,082	10,492	10,501	44,242	8,918	36,531
Interest expense	–	–	–	304	4,257	–	28,931
License fee	1,347	1,342	1,347	10,891	23,536	1,345	1,342
Other expenses	49,779	48,291	25,583	35,358	54,414	24,717	54,411

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,098,583	6,745,147	1,554,035	2,178,731	8,261,900	663,830	7,170,641

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	(420,597)	(761,455)	(34,608)	–
Fees paid indirectly (Note 7)	(4,373)	–	–	–	–	–	(1,141)

Net expenses	1,094,210	6,745,147	1,554,035	1,758,134	7,500,445	629,222	7,169,500

Net investment income (loss)	1,995,418	(1,950,124)	5,439,201	2,836,134	26,653,508	2,923,580	18,452,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(15,265,024)	91,746,269	6,796,645	22,377,488	(21,085,348)	6,983,704	11,000,168
Investments (affiliated)	–	–	–	–	–	2,739,316	–
Futures contracts	3,629,552	–	–	–	–	(1,855,319)	(868,888)
Forward contracts	(201,572)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	10,080,330	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(114,583)	542	–	560	(107,059)	–	(1,050,910)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(11,951,627)	91,746,811	6,796,645	22,378,048	(21,192,407)	17,948,031	9,080,370

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	8,653,434	68,509,489	10,407,892	(2,854,380)	(32,658,584)	3,572	(42,202,272)
Investments (affiliated)	–	–	–	–	–	(1,630,947)	–
Futures contracts	(155,006)	–	–	–	–	1,076,505	–
Forward contracts	(316,081)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	79,395	(47)	–	–	7,538	–	(55,746)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	471,157

Net unrealized gain (loss) on investments and foreign currencies	8,261,742	68,509,442	10,407,892	(2,854,380)	(32,651,046)	(550,870)	(41,786,861)

Net realized and unrealized gain (loss) on investments and foreign currencies	(3,689,885)	160,256,253	17,204,537	19,523,668	(53,843,453)	17,397,161	(32,706,491)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,694,467)	$158,306,129	$22,643,738	$22,359,802	$(27,189,945)	$20,320,741	$(14,253,711)

* Net of foreign withholding taxes on interest and dividends of	$67,627	$6,510	$(47)	$92,935	$452,269	$–	$3,610,467

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$682,793

See Notes to Financial Statements

255

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2020 — (continued)

	GLOBAL REAL ESTATE FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,396,215	$4,487,369	$–	$–	$10,527,406	$6,482,232	$10,088
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	60,035	21,341	–	3,138	177,513	233,616	40,215
Interest (unaffiliated)	66,785	6,891,021	5,616,071	3,992,190	15,532	77,299	17,247,195

Total investment income*	12,523,035	11,399,731	5,616,071	3,995,328	10,720,451	6,793,147	17,297,498

EXPENSES:
Investment advisory and management fees	3,384,011	1,551,965	1,498,833	728,608	8,754,809	7,621,513	3,133,461
Administrative service fee	310,896	207,146	250,067	97,249	850,334	517,840	460,222
Transfer agent fees and expenses	2,552	1,093	5,936	3,361	1,822	1,458	2,552
Custodian fees	62,226	171,205	13,513	25,235	81,484	38,215	54,242
Reports to shareholders	66,045	61,891	49,542	19,615	248,860	101,260	92,199
Audit and tax fees	40,554	62,045	44,581	45,521	39,365	40,692	46,640
Legal fees	24,280	148,496	12,360	11,448	129,109	21,940	45,674
Directors’ fees and expenses	21,623	14,070	16,193	6,354	55,190	34,196	30,311
Interest expense	1,491	2,481	–	–	14,239	–	1,313
License fee	1,342	1,342	1,343	1,347	47,556	1,342	1,342
Other expenses	51,858	46,625	14,302	28,729	73,676	45,434	30,734

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,966,878	2,268,359	1,906,670	967,467	10,296,444	8,423,890	3,898,690

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(19,257)	(238,436)	–	(1,605,648)	(262,614)	–
Fees paid indirectly (Note 7)	–	(1,958)	–	–	–	–	–

Net expenses	3,966,878	2,247,144	1,668,234	967,467	8,690,796	8,161,276	3,898,690

Net investment income (loss)	8,556,157	9,152,587	3,947,837	3,027,861	2,029,655	(1,368,129)	13,398,808

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(12,700,877)	(9,178,978)	1,466	234,572	207,868,351	84,772,150	2,963,933
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	194,644	–	–
Forward contracts	–	3,631,485	–	–	202,843	–	–
Swap contracts	–	(8,276,667)	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(85,129)	(291,905)	–	–	(203,331)	20,755	(74,457)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(12,786,006)	(14,116,065)	1,466	234,572	208,062,507	84,792,905	2,889,476

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(45,534,379)	1,366,043	–	8,643,191	98,536,710	99,963,557	17,987,317
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	–	–	90,994	–	–
Forward contracts	–	(570,915)	–	–	(88,830)	–	–
Swap contracts	–	1,987,951	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	875	(15,556)	–	–	628	10,209	15,601
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(9,879)	–	–	12,214	–	–

Net unrealized gain (loss) on investments and foreign currencies	(45,533,504)	2,757,644	–	8,643,191	98,551,716	99,973,766	18,002,918

Net realized and unrealized gain (loss) on investments and foreign currencies	(58,319,510)	(11,358,421)	1,466	8,877,763	306,614,223	184,766,671	20,892,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,763,353)	$(2,205,834)	$3,949,303	$11,905,624	$308,643,878	$183,398,542	$34,291,202

* Net of foreign withholding taxes on interest and dividends of	$700,477	$468,975	$–	$–	$110,761	$130,093	$930

** Net of foreign withholding taxes on capital gains of	$–	$36,287	$–	$–	$13,044	$–	$–

See Notes to Financial Statements

256

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2020 — (continued)

	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL SOCIALLY RESPONSIBLE FUND	INTERNATIONAL VALUE FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$26,718,221	$–	$3,811,682	$7,908,051	$17,843,756	$3,070,243	$6,152,843
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	235,465	9,278	105,905	115	261,642	470	9,173
Interest (unaffiliated)	439,265	5,381,323	92	75,123	266,188	10,537	46,737

Total investment income*	27,392,951	5,390,601	3,917,679	7,983,289	18,371,586	3,081,250	6,208,753

EXPENSES:
Investment advisory and management fees	3,440,060	901,509	4,365,674	1,813,830	4,591,265	1,228,353	3,319,381
Administrative service fee	789,819	120,328	314,488	242,097	446,696	117,107	346,124
Transfer agent fees and expenses	5,524	2,551	2,552	2,186	2,915	2,551	2,944
Custodian fees	197,402	21,935	68,380	54,090	61,172	16,132	16,352
Reports to shareholders	159,498	25,207	64,661	50,595	92,941	23,817	71,563
Audit and tax fees	65,879	48,001	48,339	41,592	48,516	38,321	38,391
Legal fees	30,266	15,453	23,338	17,917	27,388	10,188	15,943
Directors’ fees and expenses	52,317	8,205	21,064	16,479	30,830	7,806	22,928
Interest expense	–	–	–	–	342	–	236
License fee	267,702	1,347	1,342	1,347	1,342	8,409	23,024
Other expenses	41,338	24,939	78,555	44,641	51,592	31,470	36,419

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,049,805	1,169,475	4,988,393	2,284,774	5,354,999	1,484,154	3,893,305

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(942,485)	–	(468,541)	–	–
Fees paid indirectly (Note 7)	–	–	–	–	(2,612)	(3,608)	(698)

Net expenses	5,049,805	1,169,475	4,045,908	2,284,774	4,883,846	1,480,546	3,892,607

Net investment income (loss)	22,343,146	4,221,126	(128,229)	5,698,515	13,487,740	1,600,704	2,316,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(24,183,647)	2,182,595	162,118	64,040,145	(68,462,853)	6,620,815	55,419,072
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(32,407,595)	–	–	(6,722,543)	–	–	–
Forward contracts	–	–	–	–	(31,539)	–	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	76,889	20,394	75,648	(438,890)	(575,165)	539	(298)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(56,514,353)	2,202,989	237,766	56,878,712	(69,069,557)	6,621,354	55,418,774

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(5,780,581)	1,689,386	43,137,136	(74,484,212)	(911,481)	16,867,944	23,046,541
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	5,737,805	–	–	4,765,233	–	–	–
Forward contracts	–	–	–	–	(2,141,808)	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	29,816	42,267	9,341	52,927	16,091	–	3,910
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	521,805	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(12,960)	1,731,653	43,668,282	(69,666,052)	(3,037,198)	16,867,944	23,050,451

Net realized and unrealized gain (loss) on investments and foreign currencies	(56,527,313)	3,934,642	43,906,048	(12,787,340)	(72,106,755)	23,489,298	78,469,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,184,167)	$8,155,768	$43,777,819	$(7,088,825)	$(58,619,015)	$25,090,002	$80,785,371

* Net of foreign withholding taxes on interest and dividends of	$2,283,682	$(270)	$391,535	$749,063	$1,555,265	$12,373	$118,057

** Net of foreign withholding taxes on capital gains of	$–	$–	$6,848	$–	$–	$–	$–

See Notes to Financial Statements

257

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2020 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND	SMALL CAP INDEX FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$48,958,438	$2,326,049	$5,516,407	$15,913,436	$379,486	$3,193,450	$12,401,216
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	588,556	30,480	9,708	317,024	54,775	330,682	1,457,456
Interest (unaffiliated)	338,530	95,165	74,965	846,893	10,643	44,090	229,161

Total investment income*	49,885,524	2,451,694	5,601,080	17,077,353	444,904	3,568,222	14,087,833

EXPENSES:
Investment advisory and management fees	8,024,077	2,168,971	2,120,816	12,834,682	1,373,031	2,507,281	3,054,187
Administrative service fee	2,030,204	209,892	365,436	988,056	107,802	187,253	681,835
Transfer agent fees and expenses	6,983	2,552	5,102	5,600	1,093	1,093	6,433
Custodian fees	98,853	8,816	25,450	25,498	24,617	39,251	86,468
Reports to shareholders	415,053	43,266	73,009	198,114	22,277	38,892	140,761
Audit and tax fees	40,261	38,590	40,154	39,547	38,348	39,682	42,800
Legal fees	56,444	12,461	15,982	39,051	9,235	11,689	24,223
Directors’ fees and expenses	138,366	14,156	23,689	64,231	7,317	12,885	47,593
Interest expense	–	3,042	428	517	–	52	2,242
License fee	35,921	15,207	219,035	1,342	8,573	13,221	312,384
Other expenses	98,624	37,854	32,956	138,029	32,806	47,871	56,434

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	10,944,786	2,554,807	2,922,057	14,334,667	1,625,099	2,899,170	4,455,360

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(19,850)	–	(25,921)	(289,658)	–
Fees paid indirectly (Note 7)	–	(14,911)	–	(81,519)	(7,510)	(6,181)	–

Net expenses	10,944,786	2,539,896	2,902,207	14,253,148	1,591,668	2,603,331	4,455,360

Net investment income (loss)	38,940,738	(88,202)	2,698,873	2,824,205	(1,146,764)	964,891	9,632,473

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	112,059,766	20,666,502	60,536,833	218,457,126	15,564,804	9,713,320	56,508,810
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(21,606,437)	–	(1,573,698)	–	–	–	(580,255)
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	773	–	(305,298)	–	(984)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	330,584	–	–	–

Net realized gain (loss) on investments and foreign currencies	90,453,329	20,667,275	58,963,135	218,482,412	15,564,804	9,712,336	55,928,555

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(187,964,691)	16,186,361	96,321,708	175,555,731	3,085,781	(2,682,277)	(97,949,006)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	4,255,653	–	5,038,985	–	–	–	9,164,620
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	520	–	27,177	–	28	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(183,709,038)	16,186,881	101,360,693	175,582,908	3,085,781	(2,682,249)	(88,784,386)

Net realized and unrealized gain (loss) on investments and foreign currencies	(93,255,709)	36,854,156	160,323,828	394,065,320	18,650,585	7,030,087	(32,855,831)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,314,971)	$36,765,954	$163,022,701	$396,889,525	$17,503,821	$7,994,978	$(23,223,358)

* Net of foreign withholding taxes on interest and dividends of	$15,942	$32,923	$5,511	$237,012	$–	$11,859	$8,476

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

258

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2020 — (continued)

	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	SYSTEMATIC CORE FUND	SYSTEMATIC VALUE FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,150,647	$590,705	$107,750,324	$2,092,744	$1,209,229	$3,010,791
Dividends (affiliated)	–	–	218,323	–	–	–
Securities lending income	35,885	150,193	93,348	5,166	2,207	4,292
Interest (unaffiliated)	64,322	58,087	131,346	2,029	496	4,919

Total investment income*	4,250,854	798,985	108,193,341	2,099,939	1,211,932	3,020,002

EXPENSES:
Investment advisory and management fees	1,603,346	1,032,669	11,724,043	926,077	348,435	923,318
Administrative service fee	142,670	81,079	3,254,900	82,403	33,219	79,000
Transfer agent fees and expenses	2,187	1,093	7,653	2,684	1,458	2,551
Custodian fees	8,711	15,811	157,612	15,148	20,633	12,269
Reports to shareholders	29,496	17,535	662,006	31,773	18,483	16,283
Audit and tax fees	38,364	38,348	40,208	40,097	38,386	38,347
Legal fees	9,957	8,501	87,631	80,315	80,305	8,897
Directors’ fees and expenses	9,936	5,392	218,093	5,503	2,284	5,381
Interest expense	–	–	25,871	47	73	–
License fee	9,586	6,490	58,273	1,342	3,408	6,423
Other expenses	35,363	31,789	87,937	33,944	31,400	31,500

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,889,616	1,238,707	16,324,227	1,219,333	578,084	1,123,969

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	(85,043)	(1,480,338)	(169,777)	(180,254)	(117,789)
Fees paid indirectly (Note 7)	(6,320)	(442)	–	(1,036)	(1,072)	(530)

Net expenses	1,883,296	1,153,222	14,843,889	1,048,520	396,758	1,005,650

Net investment income (loss)	2,367,558	(354,237)	93,349,452	1,051,419	815,174	2,014,352

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,093,541)	15,682,571	277,742,009	13,850,239	4,656,882	3,907,630
Investments (affiliated)	–	–	165,545	–	–	–
Futures contracts	–	–	5,108,125	18,034	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	4	4,282
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(1,093,541)	15,682,571	283,015,679	13,868,273	4,656,886	3,911,912

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(23,302,140)	11,427,528	185,565,204	2,346,581	(6,083,373)	(3,757,161)
Investments (affiliated)	–	–	(3,686,611)	–	–	–
Futures contracts	–	–	6,071,409	32,673	–	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	1	2,035
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(23,302,140)	11,427,528	187,950,002	2,379,254	(6,083,372)	(3,755,126)

Net realized and unrealized gain (loss) on investments and foreign currencies	(24,395,681)	27,110,099	470,965,681	16,247,527	(1,426,486)	156,786

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(22,028,123)	$26,755,862	$564,315,133	$17,298,946	$(611,312)	$2,171,138

* Net of foreign withholding taxes on interest and dividends of	$4,185	$–	$–	$1,783	$1,075	$19,813

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

259

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		CAPITAL CONSERVATION FUND		CORE EQUITY FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,995,418	$2,633,275	$(1,950,124)	$(259,449)	$5,439,201	$6,434,069	$2,836,134	$2,954,115
Net realized gain (loss) on investments and foreign currencies	(11,951,627)	(504,223)	91,746,811	81,119,429	6,796,645	(1,452,053)	22,378,048	17,891,133
Net unrealized gain (loss) on investments and foreign currencies	8,261,742	(7,632,207)	68,509,442	(50,550,722)	10,407,892	8,917,354	(2,854,380)	(19,195,294)

Net increase (decrease) in net assets resulting from operations	(1,694,467)	(5,503,155)	158,306,129	30,309,258	22,643,738	13,899,370	22,359,802	1,649,954

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(4,210,644)	(14,272,597)	(86,238,340)	(91,702,729)	(7,486,947)	(5,692,352)	(23,169,204)	(31,653,198)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,008,489)	1,653,489	(22,297,824)	63,293,609	15,224,136	(16,395,200)	(4,534,427)	5,452,101

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,913,600)	(18,122,263)	49,769,965	1,900,138	30,380,927	(8,188,182)	(5,343,829)	(24,551,143)
NET ASSETS:
Beginning of period	147,543,096	165,665,359	781,236,137	779,335,999	246,896,101	255,084,283	228,409,370	252,960,513

End of period	$128,629,496	$147,543,096	$831,006,102	$781,236,137	$277,277,028	$246,896,101	$223,065,541	$228,409,370

See Notes to Financial Statements

260

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND		GLOBAL REAL ESTATE FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$26,653,508	$21,774,322	$2,923,580	$3,090,645	$18,452,780	$17,186,228	$8,556,157	$8,827,783
Net realized gain (loss) on investments and foreign currencies	(21,192,407)	47,497,709	17,948,031	9,014,539	9,080,370	(24,270,556)	(12,786,006)	12,217,387
Net unrealized gain (loss) on investments and foreign currencies	(32,651,046)	(71,877,542)	(550,870)	(8,279,857)	(41,786,861)	(90,805,607)	(45,533,504)	13,028,683

Net increase (decrease) in net assets resulting from operations	(27,189,945)	(2,605,511)	20,320,741	3,825,327	(14,253,711)	(97,889,935)	(49,763,353)	34,073,853

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(74,967,965)	(111,492,491)	(11,267,357)	(15,660,572)	(17,777,259)	(12,932,082)	(20,813,547)	(16,229,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	154,460,809	189,631,683	(22,155,638)	(28,153,689)	(89,568,587)	116,660,454	(28,601,167)	77,553,216

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,302,899	75,533,681	(13,102,254)	(39,988,934)	(121,599,557)	5,838,437	(99,178,067)	95,397,343
NET ASSETS:
Beginning of period	959,713,967	884,180,286	203,843,051	243,831,985	823,070,743	817,232,306	458,620,432	363,223,089

End of period	$1,012,016,866	$959,713,967	$190,740,797	$203,843,051	$701,471,186	$823,070,743	$359,442,365	$458,620,432

See Notes to Financial Statements

261

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND		GOVERNMENT SECURITIES FUND		GROWTH FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,152,587	$13,704,694	$3,947,837	$6,017,535	$3,027,861	$2,892,682	$2,029,655	$4,131,596
Net realized gain (loss) on investments and foreign currencies	(14,116,065)	27,112,974	1,466	2,452	234,572	2,314	208,062,507	109,695,520
Net unrealized gain (loss) on investments and foreign currencies	2,757,644	(59,111,021)	—	–	8,643,191	5,457,227	98,551,716	(83,233,844)

Net increase (decrease) in net assets resulting from operations	(2,205,834)	(18,293,353)	3,949,303	6,019,987	11,905,624	8,352,223	308,643,878	30,593,272

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(36,956,013)	(35,015,636)	(3,947,837)	(6,017,418)	(3,464,038)	(3,165,086)	(121,995,009)	(94,348,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(1,832,479)	(12,626,254)	20,016,091	83,472,727	(3,475,349)	16,760,114	122,864,010	(89,713,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,994,326)	(65,935,243)	20,017,557	83,475,296	4,966,237	21,947,251	309,512,879	(153,468,604)
NET ASSETS:
Beginning of period	323,702,263	389,637,506	395,183,423	311,708,127	143,371,978	121,424,727	1,049,180,608	1,202,649,212

End of period	$282,707,937	$323,702,263	$415,200,980	$395,183,423	$148,338,215	$143,371,978	$1,358,693,487	$1,049,180,608

See Notes to Financial Statements

262

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	HEALTH SCIENCES FUND		INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,368,129)	$(1,088,949)	$13,398,808	$14,810,702	$22,343,146	$30,524,462	$4,221,126	$4,825,278
Net realized gain (loss) on investments and foreign currencies	84,792,905	53,676,862	2,889,476	(939,776)	(56,514,353)	31,178,910	2,202,989	(5,668,323)
Net unrealized gain (loss) on investments and foreign currencies	99,973,766	(27,630,295)	18,002,918	10,959,089	(12,960)	(133,577,315)	1,731,653	6,706,238

Net increase (decrease) in net assets resulting from operations	183,398,542	24,957,618	34,291,202	24,830,015	(34,184,167)	(71,873,943)	8,155,768	5,863,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(55,413,297)	(65,443,360)	(16,140,417)	(11,852,024)	(54,035,196)	(34,840,449)	(2,974,089)	(3,136,028)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,300,405)	13,325,327	45,882,284	92,552,853	293,296,266	(139,544,765)	(36,921,147)	(19,292,034)

TOTAL INCREASE (DECREASE) IN NET ASSETS	108,684,840	(27,160,415)	64,033,069	105,530,844	205,076,903	(246,259,157)	(31,739,468)	(16,564,869)
NET ASSETS:
Beginning of period	742,072,276	769,232,691	700,573,770	595,042,926	1,041,727,495	1,287,986,652	203,183,551	219,748,420

End of period	$850,757,116	$742,072,276	$764,606,839	$700,573,770	$1,246,804,398	$1,041,727,495	$171,444,083	$203,183,551

See Notes to Financial Statements

263

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL GROWTH FUND		INTERNATIONAL SOCIALLY RESPONSIBLE FUND#		INTERNATIONAL VALUE FUND		LARGE CAP CORE FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(128,229)	$1,358,043	$5,698,515	$6,518,528	$13,487,740	$15,117,643	$1,600,704	$1,819,362
Net realized gain (loss) on investments and foreign currencies	237,766	(2,963,432)	56,878,712	11,679,822	(69,069,557)	18,761,611	6,621,354	9,880,150
Net unrealized gain (loss) on investments and foreign currencies	43,668,282	924,838	(69,666,052)	(16,334,849)	(3,037,198)	(148,590,824)	16,867,944	(6,168,078)

Net increase (decrease) in net assets resulting from operations	43,777,819	(680,551)	(7,088,825)	1,863,501	(58,619,015)	(114,711,570)	25,090,002	5,531,434

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(530,816)	(111,324,142)	(18,692,073)	(6,661,198)	(17,228,045)	(21,077,701)	(13,642,078)	(14,922,577)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(47,834,963)	87,446,136	(11,366,171)	(59,836,632)	(8,515,305)	(45,142,157)	(3,175,366)	(4,530,438)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,587,960)	(24,558,557)	(37,147,069)	(64,634,329)	(84,362,365)	(180,931,428)	8,272,558	(13,921,581)
NET ASSETS:
Beginning of period	466,362,068	490,920,625	363,817,654	428,451,983	688,485,015	869,416,443	166,427,615	180,349,196

End of period	$461,774,108	$466,362,068	$326,670,585	$363,817,654	$604,122,650	$688,485,015	$174,700,173	$166,427,615

#	See Note 1

See Notes to Financial Statements

264

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,316,146	$3,758,695	$38,940,738	$39,223,368	$(88,202)	$(51,232)	$2,698,873	$4,259,617
Net realized gain (loss) on investments and foreign currencies	55,418,774	37,492,457	90,453,329	255,786,968	20,667,275	13,473,635	58,963,135	14,853,850
Net unrealized gain (loss) on investments and foreign currencies	23,050,451	11,376,579	(183,709,038)	(482,259,301)	16,186,881	8,415,185	101,360,693	(6,049,668)

Net increase (decrease) in net assets resulting from operations	80,785,371	52,627,731	(54,314,971)	(187,248,965)	36,765,954	21,837,588	163,022,701	13,063,799

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(41,748,045)	(33,112,343)	(296,387,150)	(342,040,572)	(16,210,213)	(27,034,945)	(18,718,005)	(9,579,982)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	8,291,452	13,153,251	187,502,822	(7,486,282)	(8,998,996)	16,830,795	(21,055,069)	22,272,378

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,328,778	32,668,639	(163,199,299)	(536,775,819)	11,556,745	11,633,438	123,249,627	25,756,195
NET ASSETS:
Beginning of period	477,301,333	444,632,694	2,897,313,332	3,434,089,151	303,287,940	291,654,502	499,269,213	473,513,018

End of period	$524,630,111	$477,301,333	$2,734,114,033	$2,897,313,332	$314,844,685	$303,287,940	$622,518,840	$499,269,213

See Notes to Financial Statements

265

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND		SMALL CAP INDEX FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,824,205	$(4,776,757)	$(1,146,764)	$(965,376)	$964,891	$1,002,400	$9,632,473	$11,988,301
Net realized gain (loss) on investments and foreign currencies	218,482,412	155,564,353	15,564,804	18,141,026	9,712,336	21,659,551	55,928,555	129,834,566
Net unrealized gain (loss) on investments and foreign currencies	175,582,908	(109,708,268)	3,085,781	(18,560,079)	(2,682,249)	(27,990,997)	(88,784,386)	(248,132,839)

Net increase (decrease) in net assets resulting from operations	396,889,525	41,079,328	17,503,821	(1,384,429)	7,994,978	(5,329,046)	(23,223,358)	(106,309,972)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(167,892,734)	(267,545,909)	(21,153,681)	(22,033,890)	(23,425,775)	(26,310,691)	(140,525,121)	(106,796,337)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,252,545	215,867,521	2,264,524	28,160,534	(4,093,062)	(5,578,082)	50,265,660	(69,283,785)

TOTAL INCREASE (DECREASE) IN NET ASSETS	230,249,336	(10,599,060)	(1,385,336)	4,742,215	(19,523,859)	(37,217,819)	(113,482,819)	(282,390,094)
NET ASSETS:
Beginning of period	1,392,833,714	1,403,432,774	161,912,040	157,169,825	284,018,390	321,236,209	1,012,039,730	1,294,429,824

End of period	$1,623,083,050	$1,392,833,714	$160,526,704	$161,912,040	$264,494,531	$284,018,390	$898,556,911	$1,012,039,730

See Notes to Financial Statements

266

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND		STOCK INDEX FUND		SYSTEMATIC CORE FUND#
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,367,558	$2,473,875	$(354,237)	$(268,330)	$93,349,452	$88,113,912	$1,051,419	$1,194,243
Net realized gain (loss) on investments and foreign currencies	(1,093,541)	17,580,533	15,682,571	14,183,813	283,015,679	310,060,564	13,868,273	12,098,972
Net unrealized gain (loss) on investments and foreign currencies	(23,302,140)	(39,180,954)	11,427,528	(6,868,859)	187,950,002	(220,898,080)	2,379,254	(9,559,940)

Net increase (decrease) in net assets resulting from operations	(22,028,123)	(19,126,546)	26,755,862	7,046,624	564,315,133	177,276,396	17,298,946	3,733,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(21,290,802)	(33,301,346)	(13,852,479)	(14,991,380)	(402,859,884)	(187,995,413)	(14,147,413)	(13,348,269)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(3,147,232)	(24,741,428)	2,127,905	5,620,151	26,189,039	(310,238,062)	1,986,684	(1,056,401)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(46,466,157)	(77,169,320)	15,031,288	(2,324,605)	187,644,288	(320,957,079)	5,138,217	(10,671,395)
NET ASSETS:
Beginning of period	223,575,936	300,745,256	116,197,460	118,522,065	4,637,545,575	4,958,502,654	117,501,014	128,172,409

End of period	$177,109,779	$223,575,936	$131,228,748	$116,197,460	$4,825,189,863	$4,637,545,575	$122,639,231	$117,501,014

#	See Note 1

See Notes to Financial Statements

267

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SYSTEMATIC VALUE FUND#		VALUE FUND
	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019	For the Year Ended May 31, 2020	For the Year Ended May 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$815,174	$1,206,456	$2,014,352	$1,970,939
Net realized gain (loss) on investments and foreign currencies	4,656,886	5,572,700	3,911,912	9,482,370
Net unrealized gain (loss) on investments and foreign currencies	(6,083,372)	(7,626,296)	(3,755,126)	(12,337,081)

Net increase (decrease) in net assets resulting from operations	(611,312)	(847,140)	2,171,138	(883,772)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,042,555)	(5,742,883)	(12,520,789)	(1,664,301)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(325,456)	(1,729,270)	5,192,073	5,201,683

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,979,323)	(8,319,293)	(5,157,578)	2,653,610
NET ASSETS:
Beginning of period	51,212,253	59,531,546	118,127,340	115,473,730

End of period	$44,232,930	$51,212,253	$112,969,762	$118,127,340

#	See Note 1

See Notes to Financial Statements

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Socially Responsible Fund**
Blue Chip Growth Fund	International Value Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund*	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Health Sciences Fund	Small-Mid Growth Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund***
International Government Bond Fund	Systematic Value Fund****
International Growth Fund	Value Fund

*

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

**	Effective June 4, 2019, the name of the Global Social Awareness Fund changed to International Socially Responsible Fund.
***	Effective April 27, 2020, the name of the Growth and Income Fund changed to Systematic Core Fund.
****	Effective October 1, 2019, the name of the Broad Cap Value Income Fund changed to Systematic Value Fund.

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of May 31, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Emerging Economies Fund and the Systematic Core Fund used futures contracts to equitize cash, providing exposure to equity markets. The Growth Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased. The International Growth Fund used options to hedge against the decline in value of a currency.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of May 31, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of May 31, 2020, please refer to the Portfolio of Investments.

272

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)

	Interest Rate Contracts

	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$—	$113,008	$—	$—	$—
Global Strategy	—	—	—	—	—	—	—	—

	Equity Contracts

	Asset Derivatives				Liability Derivatives
Asset Allocation	$88,000	$—	$—	$—	$99,510	$—	$—	$—
Dynamic Allocation	—	—	1,472,660	—	21,979	—	—	—
Emerging Economies	—	—	—	—	—	—	—	—
Growth	1,170	—	—	—	—	—	—	—
International Equities Index	—	—	—	—	206,800	—	—	—
International Socially Responsible	—	—	—	—	81,675	—	—	—
Mid Cap Index	—	—	—	—	354,000	—	—	—
Nasdaq-100® Index	464,000	—	—	—	—	—	—	—
Small Cap Index	—	—	—	—	555,840	—	—	—
Stock Index	76,050	—	—	—	—	—	—	—
Systematic Core	—	—	—	—	—	—	—	—

	Foreign Exchange Contracts

	Asset Derivatives				Liability Derivatives
Asset Allocation	$—	$—	$—	$184,871	$—	$—	$—	$544,629
Global Strategy	—	—	—	2,320,147	—	—	—	2,033,593
International Growth	—	—	167,912	—	—	—	—	—
International Value	—	—	—	333,546	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
Asset Allocation	$(198,097)
Dynamic Allocation	(444,405)
Growth	90,994
International Equities Index	4,449,363
International Socially Responsible	4,620,016
Mid Cap Index	2,935,744
Nasdaq-100® Index	4,378,988
Small Cap Index	6,969,839
Stock Index	5,587,971

273

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)

	Interest Rate Contracts
Asset Allocation	$(609,199)	$—	$—	$—	$—
Global Strategy	—	(8,276,667)	—	—	—

	Equity Contracts
Asset Allocation	$4,238,751	$—	$—	$—	$—
Dynamic Allocation	(1,855,319)	—	—	5,767,606	—
Emerging Economies	(868,888)	—	—	—	—
Growth	194,644	—	—	—	—
International Equities Index	(32,407,595)	—	—	—	—
International Socially Responsible	(6,722,543)	—	—	—	—
Mid Cap Index	(21,606,437)	—	—	—	—
Nasdaq-100® Index	(1,573,698)	—	—	—	—
Small Cap Index	(580,255)	—	—	—	—
Stock Index	5,108,125	—	—	—	—
Systematic Core	18,034	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$(201,572)
Global Strategy	—	—	—	—	3,631,485
Growth	—	—	—	—	202,843
International Growth	—	—	—	(428,191)	—
International Value	—	—	—	—	(31,539)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)

	Interest Rate Contracts
Asset Allocation	$(81,981)	$—	$—	$—	$—
Global Strategy	—	1,987,951	—	—	—

	Equity Contracts
Asset Allocation	$(73,025)	$—	$—	$—	$—
Dynamic Allocation	1,076,505	—	—	(2,205,298)	—
Emerging Economies	—	—	—	—	—
Growth	90,944	—	—	—	—
International Equities Index	5,737,805
International Socially Responsible	4,765,233	—	—	—	—
Mid Cap Index	4,255,653	—	—	—	—
Nasdaq-100® Index	5,038,985	—	—	—	—
Small Cap Index	9,164,620	—	—	—	—
Stock Index	6,071,409	—	—	—	—
Systematic Core	32,673	—	—	—	—

	Foreign Exchange Contracts
Asset Allocation	$—	$—	$—	$—	$(316,081)
Global Strategy	—	—	—	—	(570,915)
Growth	—	—	—	—	(88,830)
International Growth	—	—	—	(632,810)	—
International Value	—	—	—	—	(2,141,808)

274

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended May 31, 2020.

	Average Amount Outstanding During the Period

	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Portfolio
Asset Allocation	$26,603,571	$48,729,315	$—	$—	$—
Dynamic Allocation	32,025,288	—	2,035,183	—	—
Emerging Economies	978,593	—	—	—	—
Global Strategy	—	163,000,000	—	—	16,276,583
Growth	1,717,921	1,945,943	—	—	—
International Equities Index	160,123,436	—	—	—	—
International Socially Responsible	34,177,079	—	—	—	—
International Growth	—	—	393,535	—	—
International Value	—	68,088,260	—	—	—
Mid Cap Index	109,392,380	—	—	—	—
Nasdaq-100 Index	18,594,220	—	—	—	—
Small Cap Index	58,670,853	—	—	—	—
Stock Index	52,994,743	—	—	—	—
Systematic Core	1,278,263	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of May 31, 2020. The repurchase agreements held by the Funds and the securities on loan as of May 31, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Morgan Stanley Capital Services, Inc.	$184,871	$—	$—	$184,871	$544,629	$—	$—	$544,629	$(359,758)	$359,758	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

275

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank NA	$—	$—	$793,865	$793,865	$—	$—	$—	$—	$793,865	$(793,865)	$—
Goldman Sachs International	—	—	308,081	308,081	—	—	—	—	308,081	(308,081)	—
UBS AG	—	—	370,714	370,714	—	—	—	—	370,714	—	370,714

Total	$—	—	1,472,660	1,472,660	—	—	—	—	1,472,660	$(1,101,946)	$370,714

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America, N.A.	$10,827	$—	$—	$10,827	$4,899	$—	$—	$4,899	$5,928	$(5,928)	$—
Barclays Bank PLC	—	—	—	—	4,778	—	—	4,778	(4,778)	—	(4,778)
BNP Paribas SA	3,492	—	—	3,492	70,401	—	—	70,401	(66,909)	—	(66,909)
Citibank N.A.	583,131	—	—	583,131	539,100	—	—	539,100	44,031	(44,031)	—
Deutsch Bank AG	224,145	—	—	224,145	118,631	—	—	118,631	105,514	(105,514)	—
Goldman Sachs International	48,020	—	—	48,020	11,337	—	—	11,337	36,683	(36,683)	—
HSBC Bank PLC	532,354	—	—	532,354	685,302	—	—	685,302	(152,948)	—	(152,948)
JPMorgan Chase Bank N.A.	656,673	—	—	656,673	559,678	—	—	559,678	96,995	—	96,995
Morgan Stanley and Co., Inc.	—	—	—	—	2,772	—	—	2,772	(2,772)	—	(2,772)
Standard Chartered Bank	166,438	—	—	166,438	8,922	—	—	8,922	157,516	(157,516)	—
UBS AG	95,067	—	—	95,067	27,773	—	—	27,773	67,294	—	67,294

Total	$2,320,147	$—	$—	$2,320,147	$2,033,593	$—	$—	$2,033,593	$286,554	$(349,672)	$(63,118)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
NatWest Markets PLC	$—	$—	$167,912	$167,912	$—	$—	$—	$—	$167,912	$(167,912)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$333,546	$—	$—	$333,546	$—	$—	$—	$—	$333,546	$(333,546)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

276

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be

277

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

LIBOR Risk

A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols,

278

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective June 1, 2019, the Funds are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Fund.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund(1)	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Systematic Core Fund(2)	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund(3)	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund(4)	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million

279

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
International Socially Responsible Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund(5)	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund(6)	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Large Cap Core Fund	0.70% on the first $250 million
Systematic Value Fund(7)	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund(8)	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund(9)	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund(10)	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund(11)	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

(1)

VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

(2)

Pursuant to an Advisory Fee Waiver Agreement effective April 27, 2020, VALIC has agreed to waive the Systematic Core Fund’s advisory fees in order that such fees equal: 0.530% on the first $500 million and 0.505% on assets over $500 million.

280

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

(3)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.

(4)

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

(5)

Pursuant to an Advisory Fee Waiver Agreement effective January 29, 2020, VALIC has agreed to waive the Global Strategy Fund’s advisory fees in order that such fees equal: 0.48% on the first $500 million and 0.44% on assets over $500 million.

(6)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC agreed to waive the Dividend Value Fund’s advisory fees in order that such fees equal: 0.64% of the Fund’s average daily net assets on Fund’s first $250 million; 0.61% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.56% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.51% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(7)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC agreed to waive the Systematic Value Fund’s advisory fees in order that such fees equal: 0.40% of the Fund’s average daily net assets on Fund’s first $250 million; 0.35% of the Fund’s average daily net assets on the Fund’s next $250 million; 0.30% of the Fund’s average daily net assets on the Fund’s next $500 million; and 0.25% of the Fund’s net average daily net assets when the Fund’s assets exceed $1 billion.

(8)

Pursuant to an Advisory Fee Wavier Agreement, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

(9)

VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.

(10)

Pursuant to an Advisory Fee Waiver Agreement effective October 1, 2019, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.57% of the average daily net assets on the first $500 million, 0.51% on the next $500 million, 0.48% on the next $500 million and 0.45% thereafter. Prior to October 1, 2019, VALIC had agreed to waive the Growth Funds advisory fees in order that such fees equaled: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.

(11)

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

For the year ended May 31, 2020, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$420,597
Dividend Value	761,455
Dynamic Allocation	7,921
Global Strategy	19,257
Growth	1,605,648
Health Sciences	262,614
International Growth	942,485
International Value	468,541
Small-Mid Growth	85,043
Systematic Core	24,633
Systematic Value	96,663

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

BlackRock Investment Management, LLC (“BlackRock”)*—subadviser for the Core Equity Fund, a portion of the Growth Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.***—subadviser for the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.#—subadviser for the Small-Mid Growth Fund, Systematic Core Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)*—subadviser for the Government Money Market I Fund, International Equities Index Fund, International Socially Responsible Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Growth Fund and a portion of the Dynamic Allocation Fund.

281

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP (“Wellington Management”)**—subadviser for the Systematic Value Fund, Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective October 1, 2019, BlackRock and SunAmerica replaced American Century Investment Management, Inc. as co-subadvisers for the Growth Fund.
**	Effective October 1, 2019, Wellington Management replaced Barrow, Hanley, Mewhinney & Strauss, LLC as subadviser for the Systematic Value Fund.
***	Effective January 29, 2020, Franklin Advisers, Inc. replaced Templeton Investment Counsel, LLC as subadviser for the Global Strategy Fund.
#	Effective April 27, 2020, Goldman Sachs Asset Management, L.P. replaced JPMIM as subadviser for the Systematic Core Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2020. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. The contractual fee waivers and fee reimbursements will continue until September 30, 2020, subject to termination by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Stock Index	0.29%
Systematic Core	0.85%
Value	0.85%

For the year ended May 31, 2020, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Dynamic Allocation	$26,890
Nasdaq-100® Index	19,850
Small Cap Aggressive Growth	25,921
Small Cap Fund	289,658
Stock Index*	1,480,338
Systematic Core	145,144
Systematic Value**	83,591
Value	117,789

*	The Expense Limitation Agreement with respect to this Fund was instituted effective October 1, 2019.
**

The Expense Limitation Agreement with respect to this Fund was terminated effective October 1, 2019. Prior to October 1, 2019, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2020, VALIC voluntarily waived $238,436 of expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the year ended May 31, 2020, the amount recouped by VALIC for the Dynamic Allocation Fund was $203.

At May 31, 2020, expenses previously waived and/or reimbursed by VALIC that are subject to recoupment and expire during the time period indicated are as follows:

	Expenses Reimbursed
Fund	May 31, 2021	May 31, 2022
Dynamic Allocation	$1,133	$26,890

282

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2020, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2020, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the year ended May 31, 2020, certain Directors of VC I have deferred $39,257 of director compensation.

At May 31, 2020, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100.00%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	99.12	0.87	0.00	—	0.00
Capital Conservation	—	—	72.87	4.56	3.59	6.76	12.22
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	91.62	0.71	2.55	1.09	4.03
Dynamic Allocation	3.05	—	96.95	—	—	—	—
Emerging Economies	0.03	0.01	94.51	0.16	2.27	0.70	2.32
Global Real Estate	—	—	86.86	0.35	4.99	2.19	5.61
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	4.66	0.00	87.97	—	1.83	3.13	2.41
Government Securities	0.54	—	74.55	5.87	3.60	6.16	9.28
Growth	—	—	99.43	0.57	—	—	—
Health Sciences	0.02	—	99.98	—	—	—	—
Inflation Protected	—	—	84.86	0.35	4.19	2.89	7.71
International Equities Index	3.16	0.02	91.75	0.37	1.85	0.61	2.24
International Government Bond	—	—	62.41	0.42	9.04	9.12	19.01
International Growth	—	—	95.11	1.17	2.08	0.33	1.31
International Socially Responsible	0.32	—	99.46	0.22	—	—	—
International Value	0.02	—	92.43	0.67	3.22	0.73	2.93
Large Cap Core	—	—	82.14	4.35	5.82	1.58	6.11
Large Capital Growth	—	—	93.29	1.15	2.03	0.34	3.19
Mid Cap Index	0.66	0.04	97.06	0.11	0.86	0.20	1.07
Mid Cap Strategic Growth	—	—	92.48	—	2.94	0.64	3.94
Nasdaq-100® Index	2.10	0.05	91.93	—	1.33	0.84	3.75
Science & Technology	0.50	0.00	95.93	—	1.27	0.40	1.90
Small Cap Aggressive Growth	—	—	99.51	0.49	—	—	—
Small Cap	—	—	100.00	—	—	—	—

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

283

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Small Cap Index	2.13%	0.13%	95.79%	0.15%	0.76%	0.05%	0.99%
Small Cap Special Values	—	—	92.87	0.70	2.57	0.76	3.10
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.46	0.04	91.21	0.46	1.48	0.36	1.74
Systematic Core	2.16	—	95.03	2.81	—	—	—
Systematic Value	—	—	85.37	14.63	—	—	—
Value	—	—	64.48	6.37	11.32	2.46	15.37

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended May 31, 2020, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 5/31/2020
VALIC Co. I Blue Chip Growth Fund	$6,084,033	$—	$642,353	$1,864,982	$1,538,876	$243,676	$553,002	$7,206,817
VALIC Co. I Capital Conservation Fund	13,162,249	403,164	—	2,017,297	3,283,146	148,878	602,278	12,647,556
VALIC Co. I Dividend Value Fund	7,289,325	140,195	309,358	1,526,533	1,437,105	(4,477)	(222,920)	7,151,356
VALIC Co. I Emerging Economies Fund	2,059,912	30,780	—	68,461	938,392	98,995	(173,386)	1,115,590
VALIC Co. I Global Real Estate Fund	1,671,757	42,637	22,098	109,001	316,643	(20,082)	(181,494)	1,262,539
VALIC Co. I Government Securities Fund	7,746,971	213,476	—	2,829,702	2,320,768	47,757	403,320	8,706,982
VALIC Co. I Growth Fund	7,670,335	25,571	623,222	1,105,774	2,257,105	217,213	1,048,253	7,784,470
VALIC Co. I Inflation Protected Fund	3,326,287	68,829	—	150,077	867,589	3,959	61,870	2,674,604
VALIC Co. I International Equities Index Fund	4,059,775	136,109	93,099	1,946,540	1,026,632	(52,384)	(299,016)	4,628,283
VALIC Co. I International Government Bond Fund	817,167	12,289	—	34,423	158,322	3,413	18,688	715,369
VALIC Co. I International Growth Fund	5,965,786	6,095	—	456,147	1,569,571	(250,050)	799,773	5,402,085
VALIC Co. I International Socially Responsible Fund	—	14,384	25,119	887,716	39,243	(9,955)	(133,347)	705,171
VALIC Co. I International Value Fund	5,178,784	119,362	7,036	927,797	1,516,966	(65,153)	(456,275)	4,068,187
VALIC Co. I Large Cap Core Fund	6,673,283	76,444	449,302	2,039,851	1,834,019	(294,514)	1,016,944	7,601,545
VALIC Co. I Large Capital Growth Fund	7,197,927	43,629	437,383	658,078	2,441,573	591,837	20,388	6,026,657
VALIC Co. I Mid Cap Index Fund	3,688,395	48,718	271,771	412,308	700,237	7,611	(328,995)	3,079,082
VALIC Co. I Small Cap Aggressive Growth Fund	—	—	99,673	947,885	39,243	(13,964)	(112,840)	781,838
VALIC Co. I Small Cap Index Fund	—	23,975	192,706	1,875,324	66,275	(30,066)	(433,445)	1,345,538
VALIC Co. I Small Cap Special Values Fund	—	19,182	127,125	1,804,950	66,275	(29,672)	(475,679)	1,233,324
VALIC Co. I Stock Index Fund	25,346,443	445,211	1,423,763	2,501,846	6,780,808	1,474,338	(265,288)	22,276,531
VALIC Co. I Systematic Core Fund	3,427,813	35,062	345,933	728,380	875,768	218,038	(54,840)	3,443,623
VALIC Co. I Systematic Value Fund	8,167,778	178,757	673,937	1,301,894	2,157,012	(79,581)	(763,265)	6,469,814
VALIC Co. I Value Fund	8,276,033	135,670	655,356	1,312,358	1,883,216	552,240	(1,057,967)	7,199,448
VALIC Co. II Capital Appreciation Fund	5,795,077	14,916	1,610,126	2,058,828	1,445,733	34,630	(713,539)	5,729,263
VALIC Co. II Core Bond Fund	11,512,151	239,382	—	525,572	2,915,487	116,992	501,989	9,741,217
VALIC Co. II High Yield Bond Fund	1,722,784	74,904	—	119,170	376,643	(994)	(44,619)	1,419,698
VALIC Co. II International Opportunities Fund	1,322,307	9,903	38,622	54,059	1,267,265	(94,943)	87,266	101,424
VALIC Co. II Large Cap Value Fund	3,168,720	40,686	273,081	1,111,637	647,939	(106,027)	(121,795)	3,404,596
VALIC Co. II Mid Cap Growth Fund	2,566,301	—	92,052	150,670	587,755	40,900	5,050	2,175,166
VALIC Co. II Mid Cap Value Fund	2,408,393	13,352	461,304	533,275	462,755	(177,085)	(386,312)	1,915,516
VALIC Co. II Small Cap Growth Fund	3,816,134	—	718,898	742,384	4,001,481	872,493	(970,681)	458,849
VALIC Co. II Small Cap Value Fund	3,473,197	48,838	487,013	559,338	3,351,693	(674,550)	317,888	324,180
VALIC Co. II Strategic Bond Fund	3,006,214	100,995.00	—	178,462	664,126	(19,557)	36,870	2,537,863
VALIC Co. II U.S. Socially Responsible Fund	—	—	—	1,463,775	63,663	(10,600)	91,177	1,480,689

	$166,601,331	$2,762,515	$10,080,330	$35,004,494	$49,899,324	$2,739,316	$(1,630,947)	$152,814,870

284

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Stock Index Fund

Security	Value at 05/31/2019	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 05/31/2020
American International Group, Inc.
Common Stock	$8,950,171	$218,323	$—	$110,956	$608,357	$165,545	$(3,686,611)	$4,931,704

During the year ended May 31, 2020, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Global Real Estate Fund	Small-Mid Growth Fund
Goldman Sachs & Co.	$—	$773
Morgan Stanley & Co.	29,027	4,320
Wells Fargo Securities	—	582

On April 28, 2020 and April 29, 2020, the Science & Technology Fund purchased shares of three securities, Alphabet, Inc., Class A, Alphabet, Inc., Class C and Facebook, Inc., Class A, causing the Fund to exceed its investment diversification restriction limitation with respect to 75% of its total assets of not investing more than 5% of its total assets in the securities of any one issuer. The violation was corrected on April 30, 2020, when the Fund sold shares of the securities noted above, resulting in a gain of $330,584 to the Fund.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2020 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$205,324,736	$200,469,205	$6,442,318	$27,191,427
Blue Chip Growth	215,423,491	322,571,234	—	—
Capital Conservation	106,967,393	109,506,178	81,918,709	64,292,200
Core Equity	95,281,509	123,843,961	—	—
Dividend Value	712,020,443	608,950,198	—	—
Dynamic Allocation	22,161,648	49,899,321	16,484,878	19,998,942
Emerging Economies	477,694,280	576,943,928	—	—
Global Real Estate	353,636,047	387,824,129	—	—
Global Strategy	232,915,605	257,861,897	37,316,963	31,432,387
Government Securities	3,794,101	3,534,815	19,734,297	20,692,177
Growth	2,774,004,855	2,763,505,146	—	—
Health Sciences	286,596,079	361,539,938	—	—
Inflation Protected	175,412,147	144,670,604	132,116,541	118,300,735
International Equities Index	329,522,394	103,352,086	—	—
International Government Bond	171,966,490	183,398,805	13,080,813	34,925,587
International Growth	98,271,084	143,937,708	—	—
International Socially Responsible	225,981,630	271,130,409	—	—
International Value	411,932,149	413,384,931	—	—
Large Cap Core	84,602,787	96,041,727	—	—
Large Capital Growth	192,166,519	220,958,078	—	—
Mid Cap Index	423,684,948	475,919,168	—	—
Mid Cap Strategic Growth	76,858,467	97,224,848	—	—
Nasdaq-100® Index	41,618,786	86,527,321	—	—
Science & Technology	1,378,044,363	1,540,926,755	—	—
Small Cap Aggressive Growth	136,824,173	151,354,525	—	—
Small Cap	67,338,887	90,553,405	—	—
Small Cap Index	127,493,666	178,351,951	—	—
Small Cap Special Values	76,744,572	91,563,224	—	—
Small-Mid Growth	79,031,048	88,172,231	—	—
Stock Index	161,715,599	460,773,135	—	—
Systematic Core	119,461,438	129,387,573	—	—
Systematic Value	129,797,991	135,116,128	—	—
Value	51,488,933	56,041,609	—	—

285

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, late year ordinary losses, inflation securities, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2020.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$120,231,484	$8,798,672	$(7,342,611)	$1,456,061
Blue Chip Growth	454,881,570	384,110,469	(7,342,914)	376,767,555
Capital Conservation	265,935,237	15,399,825	(1,117,307)	14,282,518
Core Equity	191,168,606	44,681,431	(13,262,168)	31,419,263
Dividend Value	1,023,134,762	58,024,783	(118,581,135)	(60,556,352)
Dynamic Allocation	186,073,097	15,706,668	(9,478,053)	6,228,615
Emerging Economies	685,502,193	74,905,553	(70,147,236)	4,758,317
Global Real Estate	383,010,459	26,926,991	(53,719,290)	(26,792,299)
Global Strategy	310,070,144	8,611,731	(37,647,820)	(29,036,089)
Government Money Market I	413,141,773	—	—	—
Government Securities	136,333,303	12,449,046	(641,190)	11,807,856
Growth	1,057,666,268	326,567,773	(16,837,253)	309,730,520
Health Sciences	609,294,294	278,723,601	(28,081,348)	250,642,253
Inflation Protected	747,696,887	43,969,968	(13,056,206)	30,913,762
International Equities Index	1,343,832,240	181,690,182	(234,561,652)	(52,871,470)
International Government Bond	168,487,374	8,380,585	(4,743,582)	3,637,003
International Growth	370,655,994	92,652,008	(15,124,868)	77,527,140
International Socially Responsible	323,659,638	41,313,218	(41,326,392)	(13,174)
International Value	706,684,533	18,461,825	(106,394,707)	(87,932,882)
Large Cap Core	134,794,664	44,657,839	(4,131,014)	40,526,825
Large Capital Growth	363,809,980	160,914,961	(5,033,138)	155,881,823
Mid Cap Index	2,443,896,886	769,423,213	(439,555,028)	329,868,185
Mid Cap Strategic Growth	221,493,592	102,043,106	(8,448,772)	93,594,334
Nasdaq-100® Index	255,396,805	375,814,437	(9,226,930)	366,587,507
Science & Technology	1,267,219,232	398,493,910	(66,674,766)	331,819,144
Small Cap Aggressive Growth	145,053,067	32,349,657	(11,170,075)	21,179,582
Small Cap	244,887,468	60,208,313	(35,041,523)	25,166,790
Small Cap Index	863,289,493	273,054,200	(203,180,404)	69,873,796
Small Cap Special Values	199,127,843	17,912,509	(45,072,674)	(27,160,165)
Small-Mid Growth	112,975,805	29,876,049	(4,361,586)	25,514,463
Stock Index	2,278,178,524	2,795,911,513	(240,599,988)	2,555,311,525
Systematic Core	104,369,728	21,426,488	(2,409,001)	19,017,487
Systematic Value	45,307,949	1,968,527	(2,821,420)	(852,893)
Value	101,132,035	18,109,281	(6,579,770)	11,529,511

@	Includes amounts for derivatives
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2019.

The tax basis distributable earnings at May 31, 2020 and the tax character of distributions paid during the year ended May 31, 2019 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2020
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$1,545,279	$(2,490,072)	$1,617,801	$1,696,450	$2,514,194
Blue Chip Growth	—	92,536,381	376,767,559	—	86,238,340
Capital Conservation	8,316,842	—	14,282,518	7,486,947	—
Core Equity	2,570,418	20,270,537	31,419,263	3,646,472	19,522,732
Dividend Value	35,698,384	20,336,832	(60,552,774)	28,172,594	46,795,371
Dynamic Allocation	13,195,770	7,932,919	6,228,615	7,211,167	4,056,190

286

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2020
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Emerging Economies	$16,738,053	$(38,605,372)	$4,654,979	$17,777,259	$—
Global Real Estate	17,447,622	9,565,701	(26,793,568)	14,651,606	6,161,941
Global Strategy	12,172,403	(5,289,001)	(29,096,074)	20,806,640	16,149,373
Government Money Market I	15,008	(13,174)	—	3,947,837	—
Government Securities	3,069,893	(3,379,535)	11,807,856	3,464,038	—
Growth	9,361,725	190,304,971	309,730,319	4,808,271	117,186,738
Health Sciences	503,015	81,693,561	250,650,210	1,723,525	53,689,772
Inflation Protected	12,601,849	3,187,049	30,914,174	16,140,417	—
International Equities Index	24,795,440	4,452,767	(52,859,909)	32,087,309	21,947,887
International Government Bond*	2,974,089	(323,641)	5,040,626	2,974,089	—
International Growth	—	2,222,153	77,478,703	530,816	—
International Socially Responsible	6,206,106	66,812,525	36,613	6,806,200	11,885,873
International Value	11,420,756	(16,353,822)	(87,925,897)	16,269,086	958,959
Large Cap Core	1,437,566	7,181,470	40,526,825	1,983,560	11,658,518
Large Capital Growth	2,213,394	57,660,453	155,883,573	4,060,549	37,687,496
Mid Cap Index	34,850,010	104,096,933	329,868,185	45,054,408	251,332,742
Mid Cap Strategic Growth	313,152	19,939,745	93,594,858	—	16,210,213
Nasdaq-100® Index	3,949,956	62,476,291	366,587,507	4,516,004	14,202,001
Science & Technology	50,152,981	187,159,064	331,833,567	3,797,952	164,094,782
Small Cap Aggressive Growth	—	17,158,034	21,179,582	—	21,153,681
Small Cap	1,410,335	8,950,128	25,166,802	2,372,902	21,052,873
Small Cap Index	15,196,967	57,772,539	69,873,796	23,339,515	117,185,605
Small Cap Special Values	2,649,427	5,182,910	(27,160,165)	2,791,430	18,499,372
Small-Mid Growth	1,384,280	13,850,508	25,514,463	1,176,792	12,675,687
Stock Index	90,314,971	282,367,522	2,555,311,525	97,498,391	305,361,493
Systematic Core	942,974	15,177,268	19,017,487	1,584,227	12,563,186
Systematic Value	1,282,908	8,017,126	(852,893)	1,266,752	4,775,803
Value	1,840,636	3,370,672	11,530,606	2,389,914	10,130,875

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2019.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2019 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,940,555	$6,332,042
Blue Chip Growth	377,657	91,325,072
Capital Conservation	5,692,352	—
Core Equity	4,819,532	26,833,666
Dividend Value	38,481,123	73,011,368
Dynamic Allocation	9,659,610	6,000,962
Emerging Economies	12,932,082	—
Global Real Estate	16,229,726	—
Global Strategy	7,679,415	27,336,221
Government Money Market I	6,017,418	—
Government Securities	3,165,086	—
Growth	23,032,664	71,315,683
Health Sciences	17,887,289	47,556,071
Inflation Protected	11,688,416	163,608
International Equities Index	34,840,449	—
International Government Bond*	3,098,611	37,417
International Growth	16,089,078	95,235,064
International Socially Responsible	6,661,198	—
International Value	21,077,701	—

287

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Large Cap Core	$1,590,555	$13,332,022
Large Capital Growth	4,246,182	28,866,161
Mid Cap Index	59,566,500	282,474,072
Mid Cap Strategic Growth	4,667,422	22,367,523
Nasdaq-100® Index	3,552,163	6,027,819
Science & Technology	82,873,430	184,672,479
Small Cap Aggressive Growth	4,240,510	17,793,380
Small Cap	8,108,469	18,202,222
Small Cap Index	26,150,639	80,645,698
Small Cap Special Values	6,438,233	26,863,113
Small-Mid Growth	1,518,503	13,472,877
Stock Index	80,047,321	107,948,092
Systematic Core	1,526,608	11,821,661
Systematic Value	726,807	5,016,076
Value	1,664,301	—

As of May 31, 2020, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$322,418	$2,167,654
Blue Chip Growth	—	—
Capital Conservation	—	—
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	38,605,372	—
Global Real Estate	—	—
Global Strategy	1,407,609	3,881,392
Government Money Market I	13,174	—
Government Securities	1,210,045	2,169,490
Growth	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	—	—
International Government Bond*	—	323,641
International Growth	—	—
International Socially Responsible	—	—
International Value	13,226,937	3,126,885
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Systematic Core	—	—
Systematic Value	—	—
Value	—	—

*	The Capital Loss Carryforward is for the tax period ended September 30, 2019.

288

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized
Asset Allocation	$—
Blue Chip Growth	—
Capital Conservation	3,196,233
Core Equity	—
Dividend Value	—
Dynamic Allocation	—
Emerging Economies	11,006,730
Global Real Estate	—
Global Strategy	—
Government Money Market I	1,466
Government Securities	—
Growth	—
Health Sciences	—
Inflation Protected	215,205
International Equities Index	—
International Government Bond*	—
International Growth	251,337
International Socially Responsible	—
International Value	—
Large Cap Core	—
Large Capital Growth	—
Mid Cap Index	—
Mid Cap Strategic Growth	—
Nasdaq-100® Index	—
Science & Technology	—
Small Cap Aggressive Growth	—
Small Cap	—
Small Cap Index	—
Small Cap Special Values	—
Small-Mid Growth	—
Stock Index	—
Systematic Core	—
Systematic Value	—
Value	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2020, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$504,810	$8,141,767	$168,855
Blue Chip Growth	323,707	6,010,920	—
Capital Conservation	—	—	—
Core Equity	—	401,513	—
Dividend Value	—	23,855,196	26,059,129
Dynamic Allocation	—	—	—
Emerging Economies	1,265,844	11,464,678	—
Global Real Estate	3,745,057	16,237,165	9,878,556
Global Strategy	7,541,746	4,948,994	499,339
Government Money Market I	—	—	—
Government Securities	—	—	—
Growth	109,418	—	—
Health Sciences	—	—	—

289

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Inflation Protected	$541,912	$889,844	$—
International Equities Index	975,697	16,461,936	32,190,594
International Government Bond*	—	—	978,984
International Growth	514,358	848,160	1,934,951
International Socially Responsible	1,018,015	1,894,164	3,520,845
International Value	1,307,676	6,854,872	44,587,084
Large Cap Core	—	2,450,664	—
Large Capital Growth	6,741	2,600,488	—
Mid Cap Index	—	14,220,461	—
Mid Cap Strategic Growth	142,365	2,283,077	—
Nasdaq-100® Index	—	—	—
Science & Technology	238,596	—	—
Small Cap Aggressive Growth	488,510	4,081,563	—
Small Cap	—	(112,828)	338,276
Small Cap Index	—	—	—
Small Cap Special Values	—	1,442,160	5,416,733
Small-Mid Growth	178,313	—	—
Stock Index	—	—	—
Systematic Core	—	1,670,520	—
Systematic Value	—	4,027,825	(864,370)
Value	—	249,503	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2019.

For the period ended May 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$(407,308)	$407,308	$—
Blue Chip Growth	1,793,118	(1,238,273)	(554,845)
Capital Conservation	828,400	(828,400)	—
Core Equity	807	(807)	—
Dividend Value	(742,027)	742,027	—
Dynamic Allocation	582,661	(582,661)	—
Emerging Economies	(1,551,877)	1,551,877	—
Global Real Estate	8,563,748	(8,522,827)	(40,921)
Global Strategy	(4,365,494)	4,365,494	—
Government Money Market I	—	—	—
Government Securities	327,804	(327,804)	—
Growth	88,760	(88,760)	—
Health Sciences	1,557,108	(1,557,108)	—
Inflation Protected	(583,257)	583,257	—
International Equities Index	215,035	(215,035)	—
International Government Bond*	(1,078,795)	1,078,795	—
International Growth	(353,400)	353,400	—
International Socially Responsible	136,551	(136,551)	—
International Value	(606,704)	606,704	—
Large Cap Core	603	(603)	—
Large Capital Growth	323,827	(323,827)	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	283,572	(283,572)	—

290

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Nasdaq-100® Index	$222	$(222)	$—
Science & Technology	(45,031)	45,031	—
Small Cap Aggressive Growth	1,074,740	—	(1,074,740)
Small Cap	54,311	(54,311)	—
Small Cap Index	1,307,155	(1,307,155)	—
Small Cap Special Values	535,270	(535,270)	—
Small-Mid Growth	274,270	(274,270)	—
Stock Index	700,274	(700,274)	—
Systematic Core	(1,151)	1,151	—
Systematic Value	2,815	(2,815)	—
Value	4,282	(4,282)	—

*	The reclassifications arising from book/tax differences for International Government Bond Fund are for the tax year ended September 30, 2019.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	732,880	$7,343,423	1,370,257	$14,799,122	1,129,814	$22,660,527	3,378,480	$70,596,024
Reinvested dividends	454,223	4,210,644	1,427,260	14,272,597	4,679,237	86,238,340	4,829,001	91,702,729
Shares redeemed	(2,464,630)	(24,562,556)	(2,529,795)	(27,418,230)	(6,586,064)	(131,196,691)	(4,877,769)	(99,005,144)

Net increase (decrease)	(1,277,527)	$(13,008,489)	267,722	$1,653,489	(777,013)	$(22,297,824)	3,329,712	$63,293,609

	Capital Conservation				Core Equity
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,768,212	$69,954,743	5,107,863	$49,236,111	254,073	$5,160,131	107,152	$2,482,638
Reinvested dividends	720,592	7,486,947	594,812	5,692,352	1,243,650	23,169,204	1,552,388	31,653,198
Shares redeemed	(6,084,849)	(62,217,554)	(7,440,341)	(71,323,663)	(1,558,803)	(32,863,762)	(1,241,877)	(28,683,735)

Net increase (decrease)	1,403,955	$15,224,136	(1,737,666)	$(16,395,200)	(61,080)	$(4,534,427)	417,663	$5,452,101

	Dividend Value				Dynamic Allocation
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	24,350,179	$293,482,588	22,206,269	$265,649,445	704,958	$8,248,882	417,871	$5,030,895
Reinvested dividends	7,704,827	74,967,965	10,053,426	111,492,491	971,324	11,267,357	1,373,734	15,660,572
Shares redeemed	(19,493,241)	(213,989,744)	(14,757,947)	(187,510,253)	(3,426,958)	(41,671,877)	(4,029,619)	(48,845,156)

Net increase (decrease)	12,561,765	$154,460,809	17,501,748	$189,631,683	(1,750,676)	$(22,155,638)	(2,238,014)	$(28,153,689)

	Emerging Economies				Global Real Estate
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,993,592	$135,451,261	33,190,672	$264,302,309	10,156,537	$82,619,260	19,281,150	$149,473,543
Reinvested dividends	2,348,383	17,777,259	1,612,479	12,932,082	2,703,058	20,813,547	2,105,023	16,229,726
Shares redeemed	(30,014,162)	(242,797,107)	(19,981,046)	(160,573,937)	(17,781,244)	(132,033,974)	(11,341,281)	(88,150,053)

Net increase (decrease)	(9,672,187)	$(89,568,587)	14,822,105	$116,660,454	(4,921,649)	$(28,601,167)	10,044,892	$77,553,216

291

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Global Strategy				Government Money Market I
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,036,103	$10,533,979	351,873	$4,116,856	307,254,160	$307,254,160	167,861,006	$167,861,006
Reinvested dividends	4,175,821	36,956,013	3,300,248	35,015,636	3,947,837	3,947,837	6,017,418	6,017,418
Shares redeemed	(4,892,385)	(49,322,471)	(4,457,939)	(51,758,746)	(291,185,906)	(291,185,906)	(90,405,697)	(90,405,697)

Net increase (decrease)	319,539	$(1,832,479)	(805,818)	$(12,626,254)	20,016,091	$20,016,091	83,472,727	$83,472,727

	Government Securities				Growth
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,638,635	$39,971,278	4,565,525	$46,513,157	15,219,498	$268,746,925	8,137,328	$145,253,247
Reinvested dividends	310,676	3,464,038	308,789	3,165,086	7,335,839	121,995,009	5,831,171	94,348,347
Shares redeemed	(4,283,537)	(46,910,665)	(3,205,093)	(32,918,129)	(14,564,181)	(267,877,924)	(19,062,913)	(329,315,123)

Net increase (decrease)	(334,226)	$(3,475,349)	1,669,221	$16,760,114	7,991,156	$122,864,010	(5,094,414)	$(89,713,529)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	958,363	$20,024,554	1,190,296	$25,058,429	17,835,117	$200,510,341	16,916,272	$182,761,055
Reinvested dividends	2,780,396	55,413,297	3,272,168	65,443,360	1,435,980	16,140,417	1,101,489	11,852,024
Shares redeemed	(4,513,694)	(94,738,256)	(3,686,739)	(77,176,462)	(15,163,606)	(170,768,474)	(9,406,150)	(102,060,226)

Net increase (decrease)	(774,935)	$(19,300,405)	775,725	$13,325,327	4,107,491	$45,882,284	8,611,611	$92,552,853

	International Equities Index				International Government Bond
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	76,704,620	$504,353,589	31,902,509	$223,517,417	1,970,627	$23,897,567	3,793,281	$43,773,383
Reinvested dividends	8,829,280	54,035,196	5,161,548	34,840,449	241,012	2,974,089	271,753	3,136,028
Shares redeemed	(38,766,612)	(265,092,519)	(56,256,304)	(397,902,631)	(5,272,898)	(63,792,803)	(5,753,244)	(66,201,445)

Net increase (decrease)	46,767,288	$293,296,266	(19,192,247)	$(139,544,765)	(3,061,259)	$(36,921,147)	(1,688,210)	$(19,292,034)

	International Growth				International Socially Responsible
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,250,308	$26,438,652	3,698,069	$50,564,198	867,471	$21,879,209	332,664	$8,642,347
Reinvested dividends	45,447	530,816	10,157,312	111,324,142	788,362	18,692,073	260,000	6,661,198
Shares redeemed	(6,359,485)	(74,804,431)	(5,469,273)	(74,442,204)	(2,070,852)	(51,937,453)	(2,879,170)	(75,140,177)

Net increase (decrease)	(4,063,730)	$(47,834,963)	8,386,108	$87,446,136	(415,019)	$(11,366,171)	(2,286,506)	$(59,836,632)

	International Value				Large Cap Core
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,717,933	$78,218,887	5,459,443	$53,547,329	504,920	$5,657,916	568,822	$6,864,053
Reinvested dividends	2,197,455	17,228,045	2,232,807	21,077,701	1,260,821	13,642,078	1,370,301	14,922,577
Shares redeemed	(11,332,021)	(103,962,237)	(12,113,394)	(119,767,187)	(1,908,941)	(22,475,360)	(2,217,323)	(26,317,068)

Net increase (decrease)	583,367	$(8,515,305)	(4,421,144)	$(45,142,157)	(143,200)	$(3,175,366)	(278,200)	$(4,530,438)

292

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,739,071	$29,242,688	2,634,276	$41,509,538	14,509,443	$357,166,957	9,407,600	$263,112,414
Reinvested dividends	2,652,354	41,748,045	2,178,444	33,112,343	14,908,810	296,387,150	14,163,171	342,040,572
Shares redeemed	(3,654,400)	(62,699,281)	(3,977,097)	(61,468,630)	(20,878,267)	(466,051,285)	(22,836,952)	(612,639,268)

Net increase (decrease)	737,025	$8,291,452	835,623	$13,153,251	8,539,986	$187,502,822	733,819	$(7,486,282)

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	675,120	$11,057,914	880,052	$13,784,489	3,869,480	$65,857,433	4,330,128	$62,101,576
Reinvested dividends	1,083,570	16,210,213	1,803,532	27,034,945	1,169,875	18,718,005	690,698	9,579,982
Shares redeemed	(2,260,777)	(36,267,123)	(1,505,933)	(23,988,639)	(6,441,639)	(105,630,507)	(3,464,310)	(49,409,180)

Net increase (decrease)	(502,087)	$(8,998,996)	1,177,651	$16,830,795	(1,402,284)	$(21,055,069)	1,556,516	$22,272,378

	Science & Technology				Small Cap Aggressive Growth
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	779,369	$21,834,470	2,418,061	$74,143,598	989,238	$14,463,262	2,338,726	$36,265,703
Reinvested dividends	6,576,292	167,892,734	10,496,113	267,545,909	1,773,150	21,153,681	1,622,525	22,033,890
Shares redeemed	(6,708,135)	(188,474,659)	(4,312,130)	(125,821,986)	(2,429,514)	(33,352,419)	(2,004,120)	(30,139,059)

Net increase (decrease)	647,526	$1,252,545	8,602,044	$215,867,521	332,874	$2,264,524	1,957,131	$28,160,534

	Small Cap				Small Cap Index
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	858,175	$8,005,865	513,787	$5,881,470	7,636,178	$136,247,038	5,157,787	$110,735,184
Reinvested dividends	2,608,661	23,425,775	2,542,096	26,310,691	9,644,826	140,525,121	5,493,639	106,796,337
Shares redeemed	(3,306,026)	(35,524,702)	(3,323,078)	(37,770,243)	(11,649,067)	(226,506,499)	(13,457,398)	(286,815,306)

Net increase (decrease)	160,810	$(4,093,062)	(267,195)	$(5,578,082)	5,631,937	$50,265,660	(2,805,972)	$(69,283,785)

	Small Cap Special Values				Small-Mid Growth
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,174,145	$12,960,090	1,924,460	$26,576,816	542,366	$7,305,112	231,706	$3,180,101
Reinvested dividends	2,363,019	21,290,802	2,903,343	33,301,346	1,152,452	13,852,479	1,199,310	14,991,380
Shares redeemed	(3,479,119)	(37,398,124)	(6,481,787)	(84,619,590)	(1,406,970)	(19,029,686)	(910,512)	(12,551,330)

Net increase (decrease)	58,045	$(3,147,232)	(1,653,984)	$(24,741,428)	287,848	$2,127,905	520,504	$5,620,151

	Stock Index				Systematic Core
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,659,336	$406,955,320	8,249,733	$334,996,625	944,605	$20,089,047	1,217,389	$27,205,841
Reinvested dividends	10,607,159	402,859,884	4,815,456	187,995,413	741,867	14,147,413	656,257	13,348,269
Shares redeemed	(18,632,641)	(783,626,165)	(20,535,861)	(833,230,100)	(1,497,315)	(32,249,776)	(1,866,256)	(41,610,511)

Net increase (decrease)	1,633,854	$26,189,039	(7,470,672)	$(310,238,062)	189,157	$1,986,684	7,390	$(1,056,401)

293

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Systematic Value				Value
	For the year ended May 31, 2020		For the year ended May 31, 2019		For the year ended May 31, 2020		For the year ended May 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	270,326	$3,347,990	200,979	$3,104,021	565,211	$9,330,893	1,071,458	$19,401,702
Reinvested dividends	503,966	6,042,555	407,008	5,742,883	819,423	12,520,789	93,922	1,664,301
Shares redeemed	(699,103)	(9,716,001)	(674,269)	(10,576,174)	(913,870)	(16,659,609)	(878,308)	(15,864,320)

Net increase (decrease)	75,189	$(325,456)	(66,282)	$(1,729,270)	470,764	$5,192,073	287,072	$5,201,683

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended May 31, 2020, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Blue Chip Growth Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Core Equity	23	$304	$150,000	3.14%
Dividend Value	13	4,257	5,472,308	2.36
Emerging Economies	29	28,931	12,387,069	3.25
Global Real Estate	6	1,491	2,862,500	3.08

294

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Global Strategy	11	$2,481	$1,661,363	2.43%
Growth	124	14,239	1,546,371	2.51
Inflation Protected	9	1,313	1,627,778	2.73
International Value	2	342	1,675,000	3.67
Large Capital Growth	2	236	1,987,500	2.14
Mid Cap Strategic Growth	11	3,042	3,445,455	2.83
Nasdaq-100® Index	6	428	983,333	2.82
Science & Technology	15	517	476,667	2.66
Small Cap	6	52	129,167	2.50
Small Cap Index	4	2,242	8,287,500	2.40
Stock Index	46	25,871	6,374,457	3.26
Systematic Core	3	47	200,000	2.84
Systematic Value	7	73	110,714	3.39

As of May 31, 2020, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2020, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2020, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain(Loss)
Blue Chip Growth	$584,727	$276,978	$85,123
Growth	1,982,460	1,023,824	129,203
Health Sciences	—	192,713	36,089
Large Capital Growth	1,689,364	37,489	(2,486)
Science & Technology	—	725,371	56,615
Small Cap	787	21,125	4,177
Value	—	10,707	2,755

Note 12 — Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

295

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund					Blue Chip Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.91	$11.33	$11.00	$10.39	$12.38	$19.18	$20.84	$17.27	$15.48	$17.96

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.18	0.16	0.16	0.23	(0.05)	(0.01)	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.30)	(0.55)	0.83	0.71	(0.66)	3.93	0.86	4.82	3.46	(0.24)

Total income (loss) from investment operations	(0.16)	(0.37)	0.99	0.87	(0.43)	3.88	0.85	4.81	3.47	(0.26)

Distributions from:
Net investment income	(0.12)	(0.17)	(0.18)	(0.26)	(0.24)	–	–	(0.01)	–	–
Net realized gain on securities	(0.18)	(0.88)	(0.48)	–	(1.32)	(2.26)	(2.51)	(1.23)	(1.68)	(2.22)

Total distributions	(0.30)	(1.05)	(0.66)	(0.26)	(1.56)	(2.26)	(2.51)	(1.24)	(1.68)	(2.22)

Net asset value at end of period	$9.45	$9.91	$11.33	$11.00	$10.39	$20.80	$19.18	$20.84	$17.27	$15.48

TOTAL RETURN(a)	(1.46)%	(3.42)%	8.91%	8.35%	(2.16)%	21.77%	4.22%	27.87%	23.49%	0.17%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77%	0.76%	0.72%	0.70%	0.70%	0.83%	0.82%	0.83%	0.84%	0.84%
Ratio of expenses to average net assets(c)	0.77%	0.76%	0.72%	0.70%	0.70%	0.83%	0.82%	0.83%	0.84%	0.84%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.39%	1.69%	1.40%	1.51%	2.00%	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.09)%
Ratio of net investment income (loss) to average net assets(c)	1.39%	1.69%	1.40%	1.51%	2.00%	(0.24)%	(0.03)%	(0.07)%	0.06%	(0.09)%
Portfolio turnover rate	177%	113%	84%	161%	102%	27%	30%	24%	27%	30%
Number of shares outstanding at end of period (000’s)	13,614	14,892	14,624	14,705	15,824	39,950	40,727	37,397	39,343	39,796
Net assets at end of period (000’s)	$128,629	$147,543	$165,665	$161,767	$164,358	$831,006	$781,236	$779,336	$679,516	$615,927

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

296

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Capital Conservation Fund					Core Equity Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$9.88	$9.54	$9.85	$9.95	$9.92	$20.16	$23.18	$21.92	$19.51	$20.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.25	0.20	0.18	0.18	0.26	0.28	0.26	0.25	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	0.71	0.32	(0.29)	(0.04)	0.06	1.62	(0.16)	3.13	3.14	(0.87)

Total income (loss) from investment operations	0.94	0.57	(0.09)	0.14	0.24	1.88	0.12	3.39	3.39	(0.66)

Distributions from:
Net investment income	(0.32)	(0.23)	(0.19)	(0.23)	(0.19)	(0.31)	(0.28)	(0.28)	(0.24)	(0.21)
Net realized gain on securities	–	–	(0.03)	(0.01)	(0.02)	(1.93)	(2.86)	(1.85)	(0.74)	–

Total distributions	(0.32)	(0.23)	(0.22)	(0.24)	(0.21)	(2.24)	(3.14)	(2.13)	(0.98)	(0.21)

Net asset value at end of period	$10.50	$9.88	$9.54	$9.85	$9.95	$19.80	$20.16	$23.18	$21.92	$19.51

TOTAL RETURN(a)	9.55%	6.10%	(0.94)%	1.45%	2.47%	10.04%	0.35%	15.42%	17.48%	(3.07)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.64%	0.64%	0.64%	0.64%	0.64%	0.75%	0.74%	0.77%	0.80%	0.80%
Ratio of expenses to average net assets(c)	0.64%	0.64%	0.64%	0.64%	0.64%	0.93%	0.92%	0.93%	0.92%	0.92%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.23%	2.65%	2.10%	1.84%	1.77%	1.21%	1.20%	1.10%	1.19%	1.11%
Ratio of net investment income (loss) to average net assets(c)	2.23%	2.65%	2.10%	1.84%	1.77%	1.03%	1.02%	0.94%	1.06%	0.99%
Portfolio turnover rate	74%	72%	53%	56%	71%	41%	29%	50%	36%	41%
Number of shares outstanding at end of period (000’s)	26,395	24,991	26,729	23,866	23,716	11,267	11,329	10,911	11,023	11,771
Net assets at end of period (000’s)	$277,277	$246,896	$255,084	$235,063	$236,062	$223,066	$228,409	$252,961	$241,647	$229,637

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

297

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dividend Value Fund					Dynamic Allocation Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.80	$12.39	$12.09	$11.54	$13.23	$11.49	$12.20	$11.74	$10.76	$12.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.29	0.29	0.26	0.25	0.31	0.18	0.17	0.12	0.15	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.34)	(0.27)	0.74	1.62	(0.24)	1.00	0.00	1.00	1.13	(0.79)

Total income (loss) from investment operations	(0.05)	0.02	1.00	1.87	0.07	1.18	0.17	1.12	1.28	(0.62)

Distributions from:
Net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.32)	(0.26)	(0.15)	(0.16)	(0.22)	(0.22)
Net realized gain on securities	(0.53)	(1.37)	(0.46)	(1.07)	(1.44)	(0.48)	(0.73)	(0.50)	(0.08)	(0.44)

Total distributions	(0.77)	(1.61)	(0.70)	(1.32)	(1.76)	(0.74)	(0.88)	(0.66)	(0.30)	(0.66)

Net asset value at end of period	$9.98	$10.80	$12.39	$12.09	$11.54	$11.93	$11.49	$12.20	$11.74	$10.76

TOTAL RETURN(a)	(0.33)%	(0.17)%	8.14%	16.51%	2.20%	10.43%	1.47%	9.45%	11.98%	(4.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74%	0.81%	0.81%	0.82%	0.82%	0.32%	0.32%	0.31%	0.31%	0.32%
Ratio of expenses to average net assets(c)	0.81%	0.81%	0.81%	0.83%	0.83%	0.33%	0.32%	0.31%	0.32%	0.32%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.61%	2.40%	2.06%	2.13%	2.55%	1.47%	1.36%	0.97%	1.30%	1.50%
Ratio of net investment income (loss) to average net assets(c)	2.54%	2.40%	2.06%	2.12%	2.54%	1.45%	1.35%	0.96%	1.30%	1.51%
Portfolio turnover rate	63%	46%	54%	41%	45%	20%	11%	15%	14%	20%
Number of shares outstanding at end of period (000’s)	101,412	88,850	71,348	66,882	50,727	15,995	17,745	19,983	21,173	23,095
Net assets at end of period (000’s)	$1,012,017	$959,714	$884,180	$808,699	$585,505	$190,741	$203,843	$243,832	$248,630	$248,446

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

298

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund					Global Real Estate Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$7.71	$8.89	$7.94	$6.18	$7.84	$8.00	$7.68	$7.63	$8.02	$8.60

Income (loss) from investment operations:
Net investment income (loss)(d)	0.19	0.18	0.16	0.13	0.13	0.15	0.17	0.18	0.16	0.18
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.47)	(1.22)	0.92	1.74	(1.61)	(0.94)	0.44	0.28	0.21	(0.14)

Total income (loss) from investment operations	(0.28)	(1.04)	1.08	1.87	(1.48)	(0.79)	0.61	0.46	0.37	0.04

Distributions from:
Net investment income	(0.20)	(0.14)	(0.13)	(0.11)	(0.18)	(0.24)	(0.29)	(0.31)	(0.34)	(0.26)
Net realized gain on securities	–	–	–	–	–	(0.12)	–	(0.10)	(0.42)	(0.36)

Total distributions	(0.20)	(0.14)	(0.13)	(0.11)	(0.18)	(0.36)	(0.29)	(0.41)	(0.76)	(0.62)

Net asset value at end of period	$7.23	$7.71	$8.89	$7.94	$6.18	$6.85	$8.00	$7.68	$7.63	$8.02

TOTAL RETURN(a)	(3.74)%	(11.75)%	13.50%	30.41%	(18.60)%	(10.37)%	8.10%	6.19%	4.98%	1.53%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.91%	0.93%	0.93%	0.94%	0.97%	0.85%	0.85%	0.86%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.91%	0.93%	0.93%	0.94%	0.97%	0.85%	0.85%	0.86%	0.85%	0.85%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.35%	2.29%	1.80%	1.85%	2.02%	1.84%	2.18%	2.34%	2.04%	2.18%
Ratio of net investment income (loss) to average net assets(c)	2.35%	2.29%	1.80%	1.85%	2.02%	1.84%	2.18%	2.34%	2.04%	2.18%
Portfolio turnover rate	62%	72%	53%	69%	64%	78%	44%	50%	47%	71%
Number of shares outstanding at end of period (000’s)	97,025	106,698	91,875	89,332	83,618	52,437	57,358	47,313	50,730	61,190
Net assets at end of period (000’s)	$701,471	$823,071	$817,232	$708,873	$517,011	$359,442	$458,620	$363,223	$387,137	$490,714

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

299

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund					Government Money Market I Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018		2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.24	$12.02	$11.63	$10.48	$13.58	$1.00	$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.30	0.44	0.35	0.33	0.27	0.01	0.02	0.01		0.00	0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.41)	(1.02)	0.20	1.14	(1.80)	0.00	0.00	0.00		0.00	0.00

Total income (loss) from investment operations	(0.11)	(0.58)	0.55	1.47	(1.53)	0.01	0.02	0.01		0.00	0.00

Distributions from:
Net investment income	(0.64)	(0.26)	–	(0.10)	(0.72)	(0.01)	(0.02)	(0.01)		(0.00)	(0.00)
Net realized gain on securities	(0.64)	(0.94)	(0.16)	(0.22)	(0.85)	–	–	–		–	–

Total distributions	(1.28)	(1.20)	(0.16)	(0.32)	(1.57)	(0.01)	(0.02)	(0.01)		(0.00)	(0.00)

Net asset value at end of period	$8.85	$10.24	$12.02	$11.63	$10.48	$1.00	$1.00	$1.00		$1.00	$1.00

TOTAL RETURN(a)	(1.01)%	(5.19)%	4.72%	14.16%	(10.23)%	1.09%	1.69%	0.72	%(e)	0.08%	0.01	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.72%	0.66%	0.65%	0.66%	0.64%	0.45%	0.51%	0.51%		0.45%	0.26%
Ratio of expenses to average net assets(c)	0.73%	0.66%	0.65%	0.66%	0.64%	0.51%	0.51%	0.51%		0.53%	0.51%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	2.95%	3.78%	2.86%	2.94%	2.26%	1.05%	1.70%	0.71%		0.08%	0.01%
Ratio of net investment income (loss) to average net assets(c)	2.94%	3.78%	2.86%	2.94%	2.26%	0.99%	1.70%	0.71%		(0.00)%	(0.24)%
Portfolio turnover rate	108%	30%	30%	35%	26%	N/A	N/A	N/A		N/A	N/A
Number of shares outstanding at end of period (000’s)	31,935	31,615	32,421	36,070	41,208	415,212	395,196	311,723		330,780	343,490
Net assets at end of period (000’s)	$282,708	$323,702	$389,638	$419,325	$431,935	$415,201	$395,183	$311,708		$330,783	$343,490

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

300

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund					Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.57	$10.21	$10.63	$10.85	$10.82	$16.35	$17.36	$15.00	$13.47	$16.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.23	0.23	0.21	0.22	0.03	0.06	0.07	0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	0.67	0.37	(0.37)	(0.18)	0.08	4.22	0.38	3.02	2.56	(0.52)

Total income (loss) from investment operations	0.90	0.60	(0.14)	0.03	0.30	4.25	0.44	3.09	2.66	(0.40)

Distributions from:
Net investment income	(0.25)	(0.24)	(0.28)	(0.25)	(0.27)	(0.07)	(0.07)	(0.10)	(0.12)	(0.10)
Net realized gain on securities	–	–	–	–	–	(1.71)	(1.38)	(0.63)	(1.01)	(2.43)

Total distributions	(0.25)	(0.24)	(0.28)	(0.25)	(0.27)	(1.78)	(1.45)	(0.73)	(1.13)	(2.53)

Net asset value at end of period	$11.22	$10.57	$10.21	$10.63	$10.85	$18.82	$16.35	$17.36	$15.00	$13.47

TOTAL RETURN(a)	8.57%	5.98%	(1.32)%	0.35%	2.74%	27.42%	2.65%	20.60%	20.48%	(0.63)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.66%	0.67%	0.66%	0.64%	0.64%	0.68%	0.74%	0.74%	0.76%	0.79%
Ratio of expenses to average net assets(c)	0.66%	0.67%	0.66%	0.64%	0.64%	0.81%	0.79%	0.79%	0.81%	0.81%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.08%	2.24%	2.12%	1.95%	2.02%	0.16%	0.34%	0.42%	0.71%	0.78%
Ratio of net investment income (loss) to average net assets(c)	2.08%	2.24%	2.12%	1.95%	2.02%	0.03%	0.29%	0.37%	0.66%	0.77%
Portfolio turnover rate	17%	17%	3%	15%	17%	219%	60%	58%	71%	102%
Number of shares outstanding at end of period (000’s)	13,225	13,559	11,890	13,689	14,278	72,176	64,185	69,279	66,758	70,537
Net assets at end of period (000’s)	$148,338	$143,372	$121,425	$145,460	$154,987	$1,358,693	$1,049,181	$1,202,649	$1,001,261	$949,998

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

301

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$19.35	$20.47	$19.26	$19.88	$27.01	$11.07	$10.88	$11.07	$10.76	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.04)	(0.03)	(0.05)	(0.04)	(0.09)	0.22	0.24	0.26	0.25	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	4.92	0.72	3.86	1.80	(3.83)	0.32	0.14	(0.14)	0.10	(0.16)

Total income (loss) from investment operations	4.88	0.69	3.81	1.76	(3.92)	0.54	0.38	0.12	0.35	(0.01)

Distributions from:
Net investment income	–	–	–	–	–	(0.27)	(0.18)	(0.21)	(0.03)	(0.13)
Net realized gain on securities	(1.59)	(1.81)	(2.60)	(2.38)	(3.21)	–	(0.01)	(0.10)	(0.01)	(0.02)

Total distributions	(1.59)	(1.81)	(2.60)	(2.38)	(3.21)	(0.27)	(0.19)	(0.31)	(0.04)	(0.15)

Net asset value at end of period	$22.64	$19.35	$20.47	$19.26	$19.88	$11.34	$11.07	$10.88	$11.07	$10.76

TOTAL RETURN(a)	26.32%	3.09%	19.80%	9.37%	(13.12)%	4.88%	3.51%	1.11%	3.29%	(0.09)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.06%	1.07%	1.06%	0.57%	0.56%	0.57%	0.58%	0.59%
Ratio of expenses to average net assets(c)	1.09%	1.09%	1.09%	1.09%	1.09%	0.57%	0.56%	0.57%	0.58%	0.59%
Ratio of expense reductions to average net assets	–	–	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.18)%	(0.14)%	(0.23)%	(0.21)%	(0.40)%	1.94%	2.27%	2.29%	2.33%	1.38%
Ratio of net investment income (loss) to average net assets(c)	(0.21)%	(0.18)%	(0.27)%	(0.23)%	(0.43)%	1.94%	2.27%	2.29%	2.33%	1.38%
Portfolio turnover rate	37%	33%	44%	30%	31%	38%	42%	34%	42%	33%
Number of shares outstanding at end of period (000’s)	37,583	38,358	37,583	36,215	40,409	67,416	63,309	54,697	57,066	42,345
Net assets at end of period (000’s)	$850,757	$742,072	$769,233	$697,639	$803,402	$764,607	$700,574	$595,043	$631,552	$455,830

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

302

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Index Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$6.74	$7.41	$7.02	$6.22	$7.13	$11.82	$11.64	$11.71	$11.43	$11.26

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.19	0.19	0.17	0.16	0.29	0.28	0.24	0.24	0.27
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.36)	(0.62)	0.35	0.81	(0.89)	0.24	0.09	(0.20)	0.04	0.23

Total income (loss) from investment operations	(0.23)	(0.43)	0.54	0.98	(0.73)	0.53	0.37	0.04	0.28	0.50

Distributions from:
Net investment income	(0.19)	(0.24)	(0.15)	(0.18)	(0.18)	(0.21)	(0.18)	(0.11)	–	(0.29)
Net realized gain on securities	(0.13)	–	–	–	–	–	(0.01)	–	–	(0.04)

Total distributions	(0.32)	(0.24)	(0.15)	(0.18)	(0.18)	(0.21)	(0.19)	(0.11)	–	(0.33)

Net asset value at end of period	$6.19	$6.74	$7.41	$7.02	$6.22	$12.14	$11.82	$11.64	$11.71	$11.43

TOTAL RETURN(a)	(3.42)%	(5.81)%	7.63%	15.98%	(9.99)%	4.44%	3.26%	0.32%	2.45%	4.61%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.43%	0.43%	0.42%	0.44%	0.43%	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets(c)	0.43%	0.43%	0.42%	0.44%	0.43%	0.65%	0.65%	0.65%	0.64%	0.64%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.89%	2.72%	2.57%	2.62%	2.52%	2.34%	2.44%	2.04%	2.03%	2.45%
Ratio of net investment income (loss) to average net assets(c)	1.89%	2.72%	2.57%	2.62%	2.52%	2.34%	2.44%	2.04%	2.03%	2.45%
Portfolio turnover rate	10%	15%	17%	11%	4%	105%	94%	95%	70%	95%
Number of shares outstanding at end of period (000’s)	201,429	154,662	173,854	155,797	159,381	14,125	17,187	18,875	15,879	17,601
Net assets at end of period (000’s)	$1,246,804	$1,041,727	$1,287,987	$1,093,865	$991,380	$171,444	$203,184	$219,748	$185,943	$201,253

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

303

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund						International Socially Responsible Fund*
	Year Ended May 31,						Year Ended May 31,
	2020	2019		2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.35	$15.01		$13.04	$11.63	$14.18	$25.91	$26.24	$23.78	$21.01	$22.11

Income (loss) from investment operations:
Net investment income (loss)(d)	–	0.04		0.08	0.14	0.15	0.42	0.44	0.37	0.32	0.34
Net realized and unrealized gain (loss) on investments and foreign currencies	1.13	(0.19)		2.29	1.45	(1.58)	(0.96)	(0.29)	2.52	2.84	(1.02)

Total income (loss) from investment operations	1.13	(0.15)		2.37	1.59	(1.43)	(0.54)	0.15	2.89	3.16	(0.68)

Distributions from:
Net investment income	(0.01)	(0.10)		(0.19)	(0.18)	(0.17)	(0.51)	(0.48)	(0.43)	(0.39)	(0.42)
Net realized gain on securities	–	(3.41)		(0.21)	–	(0.95)	(0.89)	–	–	–	–

Total distributions	(0.01)	(3.51)		(0.40)	(0.18)	(1.12)	(1.40)	(0.48)	(0.43)	(0.39)	(0.42)

Net asset value at end of period	$12.47	$11.35		$15.01	$13.04	$11.63	$23.97	$25.91	$26.24	$23.78	$21.01

TOTAL RETURN(a)	10.00%	(0.17	)%(e)	18.38%	13.81%	(9.20)%	(2.05)%	0.57%	12.16%	15.15%	(2.83)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.86%	0.89%		0.98%	1.01%	1.01%	0.63%	0.63%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets(c)	1.06%	1.09%		1.08%	1.10%	1.06%	0.63%	0.63%	0.62%	0.62%	0.63%
Ratio of expense reductions to average net assets	–	–		0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.03)%	0.30%		0.58%	1.15%	1.21%	1.57%	1.67%	1.44%	1.47%	1.65%
Ratio of net investment income (loss) to average net assets(c)	(0.23)%	0.10%		0.47%	1.06%	1.16%	1.57%	1.67%	1.44%	1.47%	1.65%
Portfolio turnover rate	22%	35%		130%	39%	36%	68%	2%	5%	23%	0%
Number of shares outstanding at end of period (000’s)	37,029	41,093		32,707	33,688	44,791	13,629	14,044	16,331	17,515	17,949
Net assets at end of period (000’s)	$461,774	$466,362		$490,921	$439,222	$521,012	$326,671	$363,818	$428,452	$416,564	$377,114

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

304

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Value Fund					Large Cap Core Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$8.93	$10.67	$10.54	$8.78	$10.44	$11.00	$11.70	$11.35	$10.77	$13.74

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.20	0.21	0.20	0.18	0.11	0.12	0.11	0.12	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.09)	(1.66)	0.13	1.75	(1.64)	1.52	0.23	0.98	1.44	(0.25)

Total income (loss) from investment operations	(0.91)	(1.46)	0.34	1.95	(1.46)	1.63	0.35	1.09	1.56	(0.13)

Distributions from:
Net investment income	(0.23)	(0.28)	(0.21)	(0.19)	(0.20)	(0.14)	(0.11)	(0.12)	(0.11)	(0.45)
Net realized gain on securities	(0.01)	–	–	–	–	(0.83)	(0.94)	(0.62)	(0.87)	(2.39)

Total distributions	(0.24)	(0.28)	(0.21)	(0.19)	(0.20)	(0.97)	(1.05)	(0.74)	(0.98)	(2.84)

Net asset value at end of period	$7.78	$8.93	$10.67	$10.54	$8.78	$11.66	$11.00	$11.70	$11.35	$10.77

TOTAL RETURN(a)	(10.17)%	(13.83)%	3.19%	22.36%	(13.72)%	15.53%	3.11%	9.46%	14.97%	1.84%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.73%	0.77%	0.79%	0.80%	0.79%	0.85%	0.84%	0.84%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.80%	0.82%	0.79%	0.80%	0.79%	0.85%	0.84%	0.84%	0.83%	0.83%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.01%	1.97%	1.93%	2.04%	1.97%	0.91%	1.03%	0.88%	1.03%	0.93%
Ratio of net investment income (loss) to average net assets(c)	1.94%	1.92%	1.93%	2.04%	1.97%	0.91%	1.03%	0.88%	1.03%	0.93%
Portfolio turnover rate	64%	136%	30%	40%	21%	49%	56%	59%	54%	53%
Number of shares outstanding at end of period (000’s)	77,667	77,083	81,504	83,103	93,244	14,987	15,130	15,408	15,120	15,240
Net assets at end of period (000’s)	$604,123	$688,485	$869,416	$876,165	$818,993	$174,700	$166,428	$180,349	$171,627	$164,060

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

305

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund					Mid Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$15.68	$15.01	$13.66	$12.21	$12.75	$23.52	$28.04	$26.43	$24.87	$28.52

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08	0.13	0.10	0.10	0.09	0.30	0.32	0.35	0.30	0.32
Net realized and unrealized gain (loss) on investments and foreign currencies	2.50	1.71	2.09	1.87	0.04	(0.70)	(1.86)	3.45	3.91	(1.06)

Total income (loss) from investment operations	2.58	1.84	2.19	1.97	0.13	(0.40)	(1.54)	3.80	4.21	(0.74)

Distributions from:
Net investment income	(0.13)	(0.10)	(0.09)	(0.09)	(0.11)	(0.36)	(0.37)	(0.32)	(0.34)	(0.34)
Net realized gain on securities	(1.31)	(1.07)	(0.75)	(0.43)	(0.56)	(2.01)	(2.61)	(1.87)	(2.31)	(2.57)

Total distributions	(1.44)	(1.17)	(0.84)	(0.52)	(0.67)	(2.37)	(2.98)	(2.19)	(2.65)	(2.91)

Net asset value at end of period	$16.82	$15.68	$15.01	$13.66	$12.21	$20.75	$23.52	$28.04	$26.43	$24.87

TOTAL RETURN(a)	17.08%	12.50%	16.00%	16.50%	1.73%	(1.25)%	(5.76)%	14.51%	16.94%	(0.69)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.75%	0.75%	0.75%	0.75%	0.36%	0.36%	0.35%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.75%	0.75%	0.75%	0.75%	0.75%	0.36%	0.36%	0.35%	0.36%	0.36%
Ratio of expense reductions to average net assets	0.00%	–	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.45%	0.81%	0.70%	0.76%	0.73%	1.28%	1.20%	1.25%	1.14%	1.23%
Ratio of net investment income (loss) to average net assets(c)	0.45%	0.81%	0.70%	0.76%	0.73%	1.28%	1.20%	1.25%	1.14%	1.23%
Portfolio turnover rate	37%	26%	21%	23%	24%	14%	14%	15%	14%	15%
Number of shares outstanding at end of period (000’s)	31,185	30,448	29,613	30,427	32,186	131,740	123,200	122,466	128,379	119,786
Net assets at end of period (000’s)	$524,630	$477,301	$444,633	$415,566	$393,063	$2,734,114	$2,897,313	$3,434,089	$3,392,738	$2,979,477

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

306

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund					Nasdaq-100® Index Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$15.49	$15.85	$13.92	$12.58	$15.35	$14.08	$13.97	$12.11	$9.92	$10.36

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)	0.00	0.01	0.02	0.00	0.08	0.12	0.06	0.07	0.08
Net realized and unrealized gain (loss) on investments and foreign currencies	1.89	1.13	2.66	2.24	(0.82)	4.72	0.26	2.48	2.73	(0.02)

Total income (loss) from investment operations	1.89	1.13	2.67	2.26	(0.82)	4.80	0.38	2.54	2.80	0.06

Distributions from:
Net investment income	–	(0.00)	(0.01)	–	–	(0.14)	(0.06)	(0.07)	(0.08)	(0.07)
Net realized gain on securities	(0.88)	(1.49)	(0.73)	(0.92)	(1.95)	(0.45)	(0.21)	(0.61)	(0.53)	(0.43)

Total distributions	(0.88)	(1.49)	(0.74)	(0.92)	(1.95)	(0.59)	(0.27)	(0.68)	(0.61)	(0.50)

Net asset value at end of period	$16.50	$15.49	$15.85	$13.92	$12.58	$18.29	$14.08	$13.97	$12.11	$9.92

TOTAL RETURN(a)	12.76%	7.45%	19.17%	18.43%	(2.91)%	34.71%	2.76%	20.94%	28.88%	1.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.82%	0.82%	0.83%	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.81%	0.81%	0.82%	0.82%	0.83%	0.53%	0.54%	0.54%	0.55%	0.56%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.03)%	(0.02)%	0.03%	0.12%	0.00%	0.49%	0.85%	0.49%	0.67%	0.80%
Ratio of net investment income (loss) to average net assets(c)	(0.03)%	(0.02)%	0.03%	0.12%	0.00%	0.49%	0.84%	0.48%	0.66%	0.78%
Portfolio turnover rate	25%	31%	40%	38%	95%	8%	6%	3%	4%	8%
Number of shares outstanding at end of period (000’s)	19,079	19,581	18,404	18,691	19,764	34,045	35,447	33,891	32,558	32,164
Net assets at end of period (000’s)	$314,845	$303,288	$291,655	$260,170	$248,619	$622,519	$499,269	$473,513	$394,400	$319,222

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

307

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund						Small Cap Aggressive Growth Fund
	Year Ended May 31,						Year Ended May 31,
	2020		2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$25.95		$31.14	$26.00	$21.30	$26.68	$14.06	$16.44	$12.25	$10.17	$14.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		(0.10)	(0.09)	(0.01)	(0.02)	(0.10)	(0.09)	(0.09)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currencies	7.31		0.94	7.89	6.56	(0.71)	1.57	(0.13)	4.68	2.67	(2.61)

Total income (loss) from investment operations	7.36		0.84	7.80	6.55	(0.73)	1.47	(0.22)	4.59	2.63	(2.64)

Distributions from:
Net investment income	–		–	–	–	–	–	–	–	–	–
Net realized gain on securities	(3.43)		(6.03)	(2.66)	(1.85)	(4.65)	(1.98)	(2.16)	(0.40)	(0.55)	(1.75)

Total distributions	(3.43)		(6.03)	(2.66)	(1.85)	(4.65)	(1.98)	(2.16)	(0.40)	(0.55)	(1.75)

Net asset value at end of period	$29.88		$25.95	$31.14	$26.00	$21.30	$13.55	$14.06	$16.44	$12.25	$10.17

TOTAL RETURN(a)	30.60	%(e)	3.04%	30.08%	31.82%	0.39%	12.33%	(0.89)%	37.58%	26.17%	(16.21)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97%		0.98%	0.97%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.97%		0.98%	0.97%	0.99%	0.99%	1.01%	1.00%	1.00%	1.02%	1.01%
Ratio of expense reductions to average net assets	0.01%		0.00%	0.00%	0.01%	0.01%	0.00%	0.01%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.71)%	(0.61)%	(0.61)%	(0.33)%	(0.24)%
Ratio of net investment income (loss) to average net assets(c)	0.19%		(0.35)%	(0.33)%	(0.06)%	(0.07)%	(0.73)%	(0.63)%	(0.62)%	(0.36)%	(0.26)%
Portfolio turnover rate	98%		89%	84%	92%	107%	87%	94%	74%	82%	101%
Number of shares outstanding at end of period (000’s)	54,314		53,666	45,064	43,461	43,694	11,850	11,517	9,560	9,176	10,084
Net assets at end of period (000’s)	$1,623,083		$1,392,834	$1,403,433	$1,130,159	$930,756	$160,527	$161,912	$157,170	$112,391	$102,540

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.04% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

308

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund					Small Cap Index Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$10.30	$11.54	$11.59	$10.96	$14.18	$18.76	$22.81	$20.23	$17.91	$21.23

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.05	0.05	0.03	0.04	0.17	0.22	0.22	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.14	(0.27)	1.97	1.58	(1.17)	(0.99)	(2.25)	3.85	3.43	(1.86)

Total income (loss) from investment operations	0.18	(0.22)	2.02	1.61	(1.13)	(0.82)	(2.03)	4.07	3.64	(1.62)

Distributions from:
Net investment income	(0.04)	(0.05)	(0.04)	(0.04)	(0.03)	(0.32)	(0.24)	(0.22)	(0.23)	(0.25)
Net realized gain on securities	(0.90)	(0.97)	(2.03)	(0.94)	(2.06)	(2.54)	(1.78)	(1.27)	(1.09)	(1.45)

Total distributions	(0.94)	(1.02)	(2.07)	(0.98)	(2.09)	(2.86)	(2.02)	(1.49)	(1.32)	(1.70)

Net asset value at end of period	$9.54	$10.30	$11.54	$11.59	$10.96	$15.08	$18.76	$22.81	$20.23	$17.91

TOTAL RETURN(a)	2.27%	(1.94)%	17.95%	14.64%	(5.20)%	(3.87)%	(9.23)%	20.42%	20.25%	(6.05)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93%	0.93%	0.93%	0.93%	0.93%	0.44%	0.40%	0.40%	0.41%	0.42%
Ratio of expenses to average net assets(c)	1.03%	1.03%	1.03%	1.02%	1.01%	0.44%	0.40%	0.40%	0.41%	0.42%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.34%	0.33%	0.40%	0.27%	0.29%	0.94%	1.01%	0.99%	1.07%	1.26%
Ratio of net investment income (loss) to average net assets(c)	0.24%	0.23%	0.31%	0.18%	0.21%	0.94%	1.01%	0.99%	1.07%	1.26%
Portfolio turnover rate	25%	25%	25%	82%	29%	13%	16%	17%	12%	13%
Number of shares outstanding at end of period (000’s)	27,730	27,569	27,836	26,815	27,431	59,576	53,944	56,750	59,190	55,029
Net assets at end of period (000’s)	$264,495	$284,018	$321,236	$310,704	$300,734	$898,557	$1,012,040	$1,294,430	$1,197,209	$985,833

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

309

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund					Small-Mid Growth Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$11.14	$13.84	$13.17	$12.05	$13.74	$12.79	$13.84	$11.94	$11.23	$13.57

Income (loss) from investment operations:
Net investment income (loss)(d)	0.12	0.12	0.15	0.19	0.16	(0.04)	(0.03)	(0.03)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.31)	(1.02)	1.84	1.97	(0.24)	2.90	0.84	2.43	1.34	(1.07)

Total income (loss) from investment operations	(1.19)	(0.90)	1.99	2.16	(0.08)	2.86	0.81	2.40	1.31	(1.11)

Distributions from:
Net investment income	(0.15)	(0.17)	(0.18)	(0.14)	(0.21)	–	–	–	–	–
Net realized gain on securities	(1.00)	(1.63)	(1.14)	(0.90)	(1.40)	(1.65)	(1.86)	(0.50)	(0.60)	(1.23)

Total distributions	(1.15)	(1.80)	(1.32)	(1.04)	(1.61)	(1.65)	(1.86)	(0.50)	(0.60)	(1.23)

Net asset value at end of period	$8.80	$11.14	$13.84	$13.17	$12.05	$14.00	$12.79	$13.84	$11.94	$11.23

TOTAL RETURN(a)	(10.88)%	(6.88)%	15.39%	17.65%	1.49%	24.52%	6.17%	20.07%	11.94%	(6.27)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.88%	0.87%	0.87%	0.87%	0.88%	0.95%	0.93%	0.95%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.88%	0.87%	0.87%	0.87%	0.88%	1.02%	1.00%	1.01%	1.01%	1.00%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%	–	–	–	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.10%	0.91%	1.04%	1.47%	1.29%	(0.29)%	(0.23)%	(0.21)%	(0.26)%	(0.33)%
Ratio of net investment income (loss) to average net assets(c)	1.10%	0.91%	1.04%	1.47%	1.29%	(0.36)%	(0.30)%	(0.27)%	(0.27)%	(0.33)%
Portfolio turnover rate	37%	33%	37%	46%	74%	67%	77%	62%	61%	64%
Number of shares outstanding at end of period (000’s)	20,134	20,076	21,730	21,453	19,831	9,370	9,083	8,562	8,994	9,812
Net assets at end of period (000’s)	$177,110	$223,576	$300,745	$282,609	$238,888	$131,229	$116,197	$118,522	$107,389	$110,230

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

310

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund					Systematic Core Fund*
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$39.24	$39.46	$36.47	$33.14	$36.60	$20.35	$22.23	$20.70	$18.44	$19.70

Income (loss) from investment operations:
Net investment income (loss)(d)	0.81	0.72	0.63	0.61	0.63	0.18	0.21	0.19	0.20	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	3.86	0.62	4.49	4.96	(0.59)	2.68	0.43	2.34	2.94	(0.34)

Total income (loss) from investment operations	4.67	1.34	5.12	5.57	0.04	2.86	0.64	2.53	3.14	(0.14)

Distributions from:
Net investment income	(0.87)	(0.64)	(0.67)	(0.57)	(0.89)	(0.24)	(0.21)	(0.21)	(0.24)	(0.24)
Net realized gain on securities	(2.77)	(0.92)	(1.46)	(1.67)	(2.61)	(2.40)	(2.31)	(0.79)	(0.64)	(0.88)

Total distributions	(3.64)	(1.56)	(2.13)	(2.24)	(3.50)	(2.64)	(2.52)	(1.00)	(0.88)	(1.12)

Net asset value at end of period	$40.27	$39.24	$39.46	$36.47	$33.14	$20.57	$20.35	$22.23	$20.70	$18.44

TOTAL RETURN(a)	12.45%	3.43%	13.99%	17.08%	1.38%	15.08%	2.87%	12.17%	17.22%	0.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.30%	0.33%	0.34%	0.34%	0.35%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.33%	0.33%	0.34%	0.34%	0.35%	0.99%	0.92%	0.90%	0.91%	0.91%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.91%	1.78%	1.62%	1.75%	1.83%	0.85%	0.95%	0.88%	1.03%	1.08%
Ratio of net investment income (loss) to average net assets(c)	1.88%	1.78%	1.62%	1.75%	1.83%	0.71%	0.88%	0.83%	0.97%	1.02%
Portfolio turnover rate	3%	4%	3%	3%	3%	98%	44%	43%	34%	33%
Number of shares outstanding at end of period (000’s)	119,807	118,173	125,644	124,560	124,483	5,963	5,774	5,767	5,822	6,176
Net assets at end of period (000’s)	$4,825,190	$4,637,546	$4,958,503	$4,542,334	$4,125,329	$122,639	$117,501	$128,172	$120,515	$113,885

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

311

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Systematic Value Fund*					Value Fund
	Year Ended May 31,					Year Ended May 31,
	2020	2019	2018	2017	2016	2020	2019	2018	2017	2016

PER SHARE DATA
Net asset value at beginning of period	$13.93	$15.91	$15.64	$13.97	$16.03	$17.50	$17.87	$16.62	$14.93	$15.46

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.34	0.20	0.24	0.22	0.31	0.29	0.26	0.25	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.52)	(0.61)	1.45	2.16	(1.11)	(0.16)	(0.41)	1.27	1.72	(0.57)

Total income (loss) from investment operations	(0.29)	(0.27)	1.65	2.40	(0.89)	0.15	(0.12)	1.53	1.97	(0.31)

Distributions from:
Net investment income	(0.39)	(0.22)	(0.28)	(0.24)	(0.21)	(0.34)	(0.25)	(0.28)	(0.28)	(0.22)
Net realized gain on securities	(1.46)	(1.49)	(1.10)	(0.49)	(0.96)	(1.66)	–	–	–	–

Total distributions	(1.85)	(1.71)	(1.38)	(0.73)	(1.17)	(2.00)	(0.25)	(0.28)	(0.28)	(0.22)

Net asset value at end of period	$11.79	$13.93	$15.91	$15.64	$13.97	$15.65	$17.50	$17.87	$16.62	$14.93

TOTAL RETURN(a)	(2.34)%	(1.84)%	10.34%	17.25%	(4.47)%	1.18%	(0.71)%	9.15%	13.22%	(1.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.16%	0.93%	0.92%	0.92%	0.92%	0.95%	0.94%	0.94%	0.94%	0.93%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.64%	2.14%	1.20%	1.57%	1.49%	1.70%	1.63%	1.47%	1.54%	1.78%
Ratio of net investment income (loss) to average net assets(c)	1.27%	2.06%	1.13%	1.49%	1.42%	1.60%	1.53%	1.38%	1.46%	1.69%
Portfolio turnover rate	265%	28%	24%	20%	26%	44%	46%	19%	15%	15%
Number of shares outstanding at end of period (000’s)	3,751	3,676	3,742	3,603	4,104	7,219	6,749	6,461	6,640	7,241
Net assets at end of period (000’s)	$44,233	$51,212	$59,532	$56,339	$57,330	$112,970	$118,127	$115,474	$110,333	$108,136

*	See Note 1
(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

312

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and

Shareholders of each of the thirty-four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020 and each of the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company I

Asset Allocation Fund	International Socially Responsible Fund
Blue Chip Growth Fund	International Value Fund
Capital Conservation Fund	Large Cap Core Fund
Core Equity Fund	Large Capital Growth Fund
Dividend Value Fund	Mid Cap Index Fund
Dynamic Allocation Fund	Mid Cap Strategic Growth Fund
Emerging Economies Fund	Nasdaq-100® Index Fund
Global Real Estate Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Health Sciences Fund	Small-Mid Growth Fund
Inflation Protected Fund	Stock Index Fund
International Equities Index Fund	Systematic Core Fund
International Government Bond Fund	Systematic Value Fund
International Growth Fund	Value Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

July 27, 2020

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

313

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I SYSTEMATIC CORE FUND (FORMERLY, THE GROWTH & INCOME FUND) APPROVAL OF SUBADVISORY AGREEMENT

At an in-person meeting held on January 27-28, 2020 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the Systematic Core Fund (the “Fund,” and formerly known as the Growth & Income Fund). In connection with the approval of the Sub-Advisory Agreement with GSAM, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, J.P. Morgan Investment Management, Inc. (“JPMIM”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by GSAM; (2) the sub-advisory fees proposed to be charged in connection with GSAM’s management of the Fund compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-Advisory Expense Group/Universe”) and standardized fee rates used for comparable accounts managed by GSAM; (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and historical and model-based performance of a comparable portfolio managed by GSAM; (4) the costs of services and the benefits potentially to be derived by GSAM; (5) whether the Fund will benefit from possible economies of scale from engaging GSAM; (6) information regarding GSAM’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from GSAM who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by GSAM. The Board reviewed information provided by GSAM relating to its operations and personnel. The Board also noted that GSAM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by GSAM. In this regard, the Board took into account its knowledge of GSAM, which is a sub-adviser to other VC I funds. The Board noted that GSAM will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (including futures contracts or other derivatives) with brokers or dealers (including futures commission merchants) selected by GSAM (or arrange for another entity to provide a trading desk and to place orders), subject to its control, direction, and supervision, which may include affiliated brokers or dealers (including futures commission merchants); (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board considered GSAM’s history and investment experience as well as information regarding the qualifications, background and responsibilities of GSAM’s investment personnel who would provide services to the Fund. The Board also reviewed GSAM’s brokerage practices. The Board also noted that it received information on GSAM’s financial condition and compliance function of GSAM. The Board also considered GSAM’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by GSAM were expected to be satisfactory and that there was a reasonable basis to conclude that GSAM would provide high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-Advisory Expense Group/Universe. The Board also considered the standard fee schedule charged by the GSAM team; however, the Board noted circumstances of GSAM’s relationships with the comparable accounts that would lead to fee schedules that were different from the proposed fee schedule with respect to the Fund. The Board noted that VALIC negotiated the sub-advisory fee with GSAM at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement between VALIC and the Fund under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of GSAM will result in a reduction to the management fee paid by the Fund to VALIC.

The Board considered that the proposed sub-advisory fee payable to GSAM is below the medians of the Fund’s Sub-Advisory Expense Group/Universe, while the current sub-advisory fee rate was above the medians of the Fund’s Sub-Advisory Expense Group/Universe, in each case based on the Fund’s assets as of November 30, 2019. The Board also considered that the sub-advisory fee rate payable to GSAM contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended November 30, 2019. The Board also considered the performance of a portfolio using a similar investment strategy as that which GSAM will use to manage the Fund. The Board noted that the model portfolio included hypothetical performance, the limits of which the Board noted, for periods prior when GSAM began running this strategy. The Board noted that such portfolio would have outperformed the Fund for the year-to-date, one-year and three-year periods, and the peer category for the year-to-date period and the one-, three- and five- year periods ended November 30, 2019.

314

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of JPMIM with GSAM. The Board also noted that VALIC would waive a portion of its management fee if the Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if GSAM is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was negotiated with GSAM at arm’s length. In considering the anticipated profitability to GSAM in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of GSAM from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to GSAM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in GSAM’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the Sub-Advisory Agreement between VALIC and GSAM and the current sub-advisory agreement between VALIC and JPMIM are similar, except that the Sub-Advisory Agreement differs, among other things, in: (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) express terms relating to compliance with state laws and regulations; (iv) the elimination of language explicitly authorizing VALIC to follow the sub-adviser’s best execution policy; (v) the elimination of language permitting the sub-adviser to disclose information relating to the Fund to any market counterparty to the extent necessary to effect transactions on behalf of the Fund and to execute trades in markets that are not regulated markets; (vi) the elimination of certain express terms relating to confidentiality; (vii) the elimination of express terms concerning no liability to any indemnified party for indirect, special or consequential damages; (viii) the elimination of express terms permitting the sub-adviser to provide information about the Fund to an affiliate or third-party for the purpose of providing services to the Fund; (ix) the elimination of a provision regarding a customer identification program; and (x) the addition of express terms relating to VALIC’s ability to consult with the sub-adviser before voting on proxies on non-routine matters. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that GSAM possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

315

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

VALIC COMPANY I INFLATION PROTECTED FUND APPROVAL OF SUBADVISORY AGREEMENT

At an in-person meeting held on April 27-28, 2020 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors who are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wellington Management Company LLP (“Wellington”) with respect to the Inflation Protected Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with Wellington, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, PineBridge Investments LLC (“PineBridge”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials, at the Meeting and throughout the prior year, relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Wellington; (2) the sub-advisory fees proposed to be charged in connection with Wellington’s management of the Fund compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-Advisory Expense Group/Universe”) and the fee rate used for a comparable fund managed by Wellington; (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and the performance of a comparable fund managed by Wellington; (4) the costs of services and the benefits potentially to be derived by Wellington; (5) whether the Fund will benefit from possible economies of scale from engaging Wellington; (6) the anticipated profitability of VALIC; (7) information regarding Wellington’s brokerage and trading practices and compliance and regulatory history; and (8) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from Wellington who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Wellington. The Board reviewed information provided by Wellington relating to its operations and personnel. The Board also noted that Wellington’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by Wellington. In this regard, the Board took into account its knowledge of Wellington, which is a sub-adviser to other funds of VC I and VALIC Company II, another trust in the same fund complex. The Board noted that Wellington will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio investments (including futures contracts or other derivatives) with brokers or dealers (including futures commission merchants) selected by Wellington (or arrange for another entity to provide a trading desk and to place orders), subject to its control, direction, and supervision, which may include affiliated brokers or dealers (including futures commission merchants); (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board considered Wellington’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of Wellington’s investment personnel who would provide services to the Fund. The Board also reviewed Wellington’s brokerage practices. The Board also noted that it received information on Wellington’s financial condition and its compliance function. The Board also considered Wellington’s risk management processes and regulatory history, including information regarding whether it was involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by Wellington were expected to be satisfactory and that there was a reasonable basis to conclude that Wellington would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-Advisory Expense Group/Universe. The Board also considered expense information of a comparable fund managed by Wellington, for which Wellington charged the same fee schedule. The Board noted that VALIC negotiated the sub-advisory fee with Wellington at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also took into account that management was requesting that the Board approve an Advisory Fee Waiver Agreement between VALIC and the Fund under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of Wellington will result in a reduction to the management fee paid by the Fund to VALIC.

The Board considered that the proposed sub-advisory fee payable to Wellington is below the average and median of the Fund’s Sub-Advisory Expense Group/Universe, while the current sub-advisory fee rate was above the average and median of the Fund’s Sub-Advisory Expense Group/Universe. The Board also considered that the proposed sub-advisory fee rate payable to Wellington contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended December 31, 2019. The Board also considered the performance of another fund managed by Wellington using a similar investment strategy as that which Wellington will use to manage the Fund. The Board took into account that, although this comparable fund would be managed in a similar style as

316

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

the Fund would be, performance would be expected to differ. The Board noted management’s representation that the proposed strategy would have performed in line with the Fund’s current strategy (against its respective benchmarks) and with the Fund’s Morningstar category but with a lower risk profile.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-adviser; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of PineBridge with Wellington. The Board also noted that VALIC would waive a portion of its management fee if the Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if Wellington is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was negotiated with Wellington at arm’s length. In considering the anticipated profitability to Wellington in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Wellington from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to Wellington’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Wellington’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board noted that the Sub-Advisory Agreement between VALIC and Wellington and the current sub-advisory agreement between VALIC and PineBridge are similar, except that the Sub-Advisory Agreement differs, among other things, in: (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) express terms relating to compliance with state laws and regulations; (iv) the elimination of a provision requiring the sub-adviser to assist the Fund and its agents with respect to the valuation of Fund assets; (v) the elimination of a provision expressly authorizing the sub-adviser to direct the Fund’s custodian to open and maintain brokerage accounts for securities and other property for and in the name of the Fund; (vi) the elimination of a provision expressly authorizing the sub-adviser to instruct the custodian to pay for and deliver securities and other property; (vii) the elimination of a provision requiring VALIC to perform quarterly and annual tax compliance tests and to furnish reports of such tests to the sub-adviser; (viii) terms relating to the indemnity arrangements between VALIC and the sub-adviser; and (ix) governing law. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Wellington possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

317

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2020 (unaudited)

Name, Age and Address at May 31, 2020*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 74	Director	2005- Present	Retired	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven Age: 74	Director	1998- Present	Retired	73	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-2017); Director, Luby’s Inc. (1998-2019).
Dr. Timothy J. Ebner Age: 70	Director	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and University of Minnesota (1999-2013); Pickworth Chair (2000-Present); Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 79	Director	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-present). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 70	Chairman and Director(5)	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 73	Director	1998- Present	Retired. President/CEO, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-2019); Director, LifePoint Hospitals, Inc., hospital management (1999-2018).
Interested Directors
Peter A. Harbeck(1) Age: 66	Director	2001- Present	Retired June 2019; formerly President, CEO (1997-2019) and Director, SunAmerica (1992-2019), SunAmerica (1995-2019); Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	73	None.
Eric S. Levy Age: 55(1)	Director	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 51	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2004-Present), Chief Operating Officer (2006-Present) and Director (2014 to Present), SunAmerica.	N/A	N/A
Sharon French Age: 55	Executive Vice President	2019- Present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, FSquared Capital, LLC (financial services) (2013-2015).	N/A	N/A

318

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2020 (unaudited) — (continued)

Name, Age and Address at May 31, 2020*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs Age: 64	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 54	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 53	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher Joe Age: 51	Chief Compliance Officer	2017 to Present	Chief Compliance Officer, SunAmerica Fund Complex (2017-present); Chief Compliance Officer, VALIC Retirement Services Company (2017-present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014) and Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Age: 48	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017), SunAmerica; AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 53	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 51	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 47	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 59	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is considered to be an “interested director,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because he owns shares of American International Group, Inc., the ultimate parent of VALIC, the Funds’ investment adviser. Mr. Levy is an interested director because he is an officer of VALIC.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (34 funds), SunAmerica Specialty Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (60 portfolios), and VALIC Company II (15 funds).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective January 1, 2019, Mr. Lavery became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

319

VALIC Company I

SHAREHOLDER TAX INFORMATION (unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2020.

During the year ended May 31, 2020, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Asset Allocation	$2,514,194	$—	$—	50.22%
Blue Chip Growth	86,238,340	—	—	—
Capital Conservation	—	—	—	—
Core Equity	19,522,732	—	—	100.00
Dividend Value	46,795,371	—	—	83.11
Dynamic Allocation*	4,056,190	27,207	286,414	17.56
Emerging Economies*	—	3,255,283	29,116,212	0.23
Global Real Estate*	6,161,941	40,921	—	0.10
Global Strategy*	16,149,373	422,896	11,851,218	6.10
Government Money Market I	—	—	—	—
Government Securities	—	—	—	—
Growth	117,186,738	—	—	99.57
Health Sciences	53,689,772	—	—	100.00
Inflation Protected	—	—	—	—
International Equities Index*	21,947,887	1,645,567	21,668,416	—
International Government Bond*	—	—	—	—
International Growth*	—	138,158	4,203,287	—
International Socially Responsible*	11,885,873	579,373	6,386,429	54.65
International Value*	958,959	1,327,746	14,515,175	0.05
Large Cap Core	11,658,518	—	—	100.00
Large Capital Growth	37,687,496	—	—	100.00
Mid Cap Index	251,332,742	—	—	82.97
Mid Cap Strategic Growth	16,210,213	—	—	—
Nasdaq-100® Index	14,202,001	—	—	100.00
Science & Technology	164,094,782	—	—	100.00
Small Cap Aggressive Growth	21,153,681	—	—	—
Small Cap	21,052,873	—	—	100.00
Small Cap Index	117,185,605	—	—	39.03
Small Cap Special Values	18,499,372	—	—	100.00
Small-Mid Growth	12,675,687	—	—	44.22
Stock Index	305,361,493	—	—	99.29
Systematic Core	12,563,186	—	—	100.00
Systematic Value	4,775,803	—	—	76.63
Value	10,130,875	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

320

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

321

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of -1.46% for the twelve-month period ended May 31, 2020, compared to a return of 12.84% for the S&P 500® Index, 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index, 1.75% for the FTSE Treasury Bill 3 Month Index, and 11.14% for the Blended Index (S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%)).

During the Period:

In aggregate, sector allocations relative to those of the Blended Index (“the Benchmark”) detracted from the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

Derivative instruments were used to adjust exposures to U.S. Treasuries and equity markets and contributed to the return of the Fund.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector(s): U.S. Treasuries; Corporate-focused technology stock; Asset-backed securities.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; U.S. Equity

Exposure to the following currencies: Brazilian Real; Pound Sterling; EURO

322

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Asset Allocation Fund returned -1.46% compared to 12.84% for the S&P 500® Index, 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index, 1.75% for the FTSE Treasury Bill 3 Month Index and 11.14% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Bloomberg Barclays U.S. Aggregate Bond Index (35%), and the FTSE Treasury Bill 3 Month Index (10%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-1.46%	1.92%	6.22%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

323

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 21.77% for the twelve-month period ended May 31, 2020, compared to a return of 12.84% for the S&P 500® Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information Technology; Energy; Financials

Security selection in the following sectors: Communication Services; Consumer Discretionary; Financials

Position weightings: Amazon.com, Inc.; Alibaba Group Holding, Ltd. ADR; Vertex Pharmaceuticals, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Security selection in the following sectors: Information Technology; Industrial & Business Services

Position weightings: Apple, Inc.; Boeing Co.; Workday, Inc.

For the year ended May 31, 2020, the Blue Chip Growth Fund returned 21.77% compared to 12.84% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
21.77%	14.96%	16.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

324

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 9.55% for the twelve-month period ended May 31, 2020, compared to a return of 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Communications

Security selection in the following sector: Financials

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Global government securities

Security selection in the following sector: Energy

For the year ended May 31, 2020, the Capital Conservation Fund returned 9.55% compared to 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
9.55%	3.70%	3.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

325

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of 10.04% for the twelve-month period ended May 31, 2020, compared to a return of 12.54% for the Fund’s benchmark, the Russell 1000® Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Financials; Consumer discretionary

Security selection in the following sector: Consumer discretionary

Position weightings: Apple, Inc.; Microsoft Corp.; Dollar General Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Information technology

Security selection in the following sectors: Financials; Consumer staples; Health care

Position weightings: BP PLC ADR; Marathon Petroleum Corp.; Ally Financial, Inc.

For the year ended May 31, 2020, the Core Equity Fund returned 10.04% compared to 12.54% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
10.04%	7.73%	11.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

326

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of -0.33% for the twelve-month period ended May 31, 2020, compared to a return of -1.64% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC—regarding their portion of the Fund (the “portfolio”)

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Real estate; Information technology

Security selection in the following sectors: Consumer discretionary; Industrials

Position weightings: Microsoft Corp.; Exxon Mobil Corp.; Dollar General Corp.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Utilities; Energy; Financials

Security selection in the following sectors: Information technology; Consumer staples

Position weightings: BP PLC; Intel Corp.; Wells Fargo & Co.

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Health care

Security selection in the following sectors: Health care; Industrials

Position weightings: KLA Corp.; Western Digital Corp.; Cardinal Health, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer discretionary; Utilities

Security selection in the following sectors: Consumer discretionary; Telecommunications services

Position weightings: Macy’s, Inc.; Gap, Inc.; H&R Block, Inc.

327

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Dividend Value Fund returned -0.33% compared to -1.64% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-0.33%	5.08%	10.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

328

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Dynamic Allocation Fund posted a return of 10.43% for the twelve-month period ended May 31, 2020, compared to a return of 12.84% for the S&P 500® Index, 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index, and 12.09% for the Blended Index (S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%)).

The Fund consists of two components: A fund-of-funds component representing a combination of VC I and VC II Funds, and an overlay component which invests in cash, treasuries and futures, to manage the Fund’s net equity exposure.

A discussion with AllianceBernstein, L.P.—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Blended index (“the Benchmark”) contributed to the portfolio’s return relative to the Benchmark return.

Derivative instruments were used to adjust fixed income and equity exposures and manage risk, and contributed to the return of the Fund.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Bond market exposure

The following detracted from portfolio return relative to the Benchmark return:

Allocations in the following sector: Volatility overlay

A discussion with SunAmerica Asset Management, LLC—regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Blended index (“the Benchmark”) detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Global government securities

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: International and Small-Mid cap equity

329

VALIC Company I Dynamic Allocation Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Dynamic Allocation Fund returned 10.43% compared to 12.84% for the S&P 500® Index, 9.42% for the Bloomberg Barclays U.S. Aggregate Bond Index and 12.09% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%).

***

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	Since Inception*
10.43%	5.53%	6.78%
*	Inception date of Fund: December 19, 2012

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

330

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Emerging Economies Fund posted a return of -3.74% for the twelve-month period ended May 31, 2020, compared to a return of -4.39% for the MSCI Emerging Markets Index (net).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Energy; Consumer discretionary

Security selection in the following sectors: Materials; Communication services; Financials

Position weightings: Tencent Holdings, Ltd.; Banco Bradesco SA ADR; Petroleo Brasileiro SA ADR

Exposure(s) to the following countries: South Africa

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Communication services; Health care

Security selection in the following sectors: Consumer discretionary; Health care; Information technology

Position weighting(s): Grupo Financiero Banorte SAB de CV; Banco do Brasil SA; IRB Brasil Resseguros S/A

Exposure to the following country: Hungary

331

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Emerging Economies Fund returned -3.74% compared to -4.39% for the MSCI Emerging Markets Index (net).

*

MSCI Emerging Markets Index (net) is a free-float adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-3.74%	0.47%	2.30%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

332

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of -10.37% for the twelve-month period ended May 31, 2020, compared to a return of -16.27% for the FTSE EPRA/NAREIT Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, region or country allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Position weightings: American Tower, Corp; Crown Castle International Corp.; Equinix, Inc.

Exposure to the following countries: Hong Kong; France; Australia

The following detracted from the portfolio’s return relative to the Benchmark return:

Position weightings: Ventas, Inc.; Boston Properties, Inc.; VEREIT, Inc.

Exposure to the following countries: Japan; Germany; Singapore

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Position weightings: Vonovia SE; Goodman Group; GLP J REIT

Exposure to the following countries: Germany; Japan

The following detracted from the portfolio’s return relative to the Benchmark return:

Position weightings: Invincible Investment Corp.; Link REIT; Klepierre SA

Exposures to the following countries: United States; Australia

333

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Global Real Estate Fund returned -10.37% compared to -16.27% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-10.37%	1.86%	6.64%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

334

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -1.01% for the twelve-month period ended May 31, 2020 compared to a return of 5.43% for the MSCI ACWI (net), 6.98% for the JPMorgan GBI Global Index (unhedged) and 6.69% for the Blended Index (JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%)).

A discussion with Franklin Advisers, Inc. — regarding the Fixed Income portion of the Fund (the “portfolio”)

During the Period:

In aggregate, region or country allocations relative to those of the JPMorgan GBI Global Index (unhedged) (“the Benchmark”) detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

Derivative instruments were used to gain and adjust market exposure and detracted from the return of the portfolio.

The following contributed to the portfolio’s return relative to the Benchmark return:

Exposure to the following countries: India; Mexico; Brazil

Exposure to the following currencies: EURO; Australian Dollar

The following detracted from the portfolio’s return relative to the Benchmark return:

Exposure to the following countries: United States; European Union (aggregated); United Kingdom

Exposure to the following currencies: Brazilian Real; Argentine Peso; Japanese Yen

A discussion with Franklin Advisers, Inc. — regarding the Equity portion of the Fund (the “portfolio”).

Effective 01/29/2020, Franklin Advisers, Inc. became subadvisor for the portfolio replacing Templeton Investment Counsel, LLC.

During the Period January 29, 2020 to May 31, 2020:

In aggregate, sector allocations relative to those of the MSCI ACWI (net), (“the Benchmark”), contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Health care; Industrials

Security selection in the following sectors: Industrials; Financials; Materials

Position weightings: Gilead Sciences, Inc.; Eli Lilly & Co.; Lowe’s Cos., Inc.

Exposure to the following countries: United States; Switzerland; Denmark

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Information technology

Security selection in the following sectors: Consumer discretionary; Information technology; Communication services

Position weightings: Microsoft Corp.; Simon Property Group, Inc.; Apple, Inc.

Exposure to the following countries: United Kingdom; Australia; China

A discussion with Templeton Investment Counsel, LLC — regarding the Equity portion of the Fund (the “portfolio”)

Effective January 29, 2020, Franklin Advisers, Inc. replaced Templeton Investment Counsel, LLC as subadvisor of the portfolio.

During the Period June 1, 2019, to January 28, 2020:

In aggregate, sector allocations relative to those of the MSCI ACWI (net), (“the Benchmark”) detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Health care

Security selection in the following sectors: Industrials; Consumer staples; Health care

Position weightings: Allergan PLC; BAE Systems PLC; NXP Semiconductors NV

Exposure to the following country: France

335

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Energy

Security selection in the following sectors: Communication services; Energy; Consumer discretionary

Position weightings: Deutsche Telekom AG; China Telecom Corp., Ltd.; Yara International ASA

Exposure to the following countries: Australia; United States; United Kingdom

For the year ended May 31, 2020, the Global Strategy Fund returned -1.01% compared to 5.43% for the MSCI ACWI (net), 6.98% for the JPMorgan GBI Global Index (unhedged) and 6.69% for the Blended Index.

*

The MSCI ACWI Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consists of 49 country indices comprising 23 developed and 26 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**	The Blended Index is comprised of the JPMorgan GBI Global Index (unhedged) (40%) and the MSCI ACWI Index (net) (60%).

***

The JPMorgan GBI Global Index (unhedged) measures local currency denominated fixed rate government debt issued in 13 developed markets countries. The developed markets consist of regularly traded, fixed rate, domestic government bonds that are available to international investors. The index includes only the most liquid developed markets.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-1.01%	0.14%	5.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

336

VALIC Company I Government Money Market I Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market I Fund posted a return of 1.09% for the twelve-month period ended May 31, 2020, compared to a return of 1.75% for the FTSE Treasury Bill 3 Month Index.*

During the Period:

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: U.S. Government Agencies

Security selection in the following sector: Federal Home Loan Bank

The following detracted from the Fund’s return relative to the Benchmark return:

Security selection in the following sectors: Federal Home Loan Mortgage Corp.; Federal National Mortgage Association

*	The FTSE Treasury Bill 3 Month Index measures monthly performance of 90-day U.S. Treasury Bills.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
1.09%	0.72%	0.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

337

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management, Inc.

The Government Securities Fund posted a return of 8.57% for the twelve-month period ended May 31, 2020, compared to a return of 11.24% for the Bloomberg Barclays U.S. Government Bond Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Investment grade credit

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Commercial mortgage-backed securities; U.S. Agency mortgages

Security selection in the following sector: Investment grade credit

For the year ended May 31, 2020, the Government Securities Fund returned 8.57% compared to 11.24% for the Bloomberg Barclays U.S. Government Bond Index.

*	The Bloomberg Barclays U.S. Government Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
8.57%	3.20%	3.16%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

338

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Growth Fund posted a return of 27.42% for the twelve-month period ended May 31, 2020, compared to return of 26.25% for the Russell 1000® Growth Index and 20.09% for the S&P 500® Growth Index.

A discussion with BlackRock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Effective October 1, 2019, BlackRock Investment Management, LLC became subadvisor for a portion of the Fund.

During the Period October 1, 2019 to May 31, 2020:

In aggregate, sector allocations relative to those of the Russell 1000® Growth Index (“the Benchmark”) contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Consumer discretionary

Security selection in the following sectors: Consumer discretionary; Real estate; Communication services

Position weightings: Amazon.com, Inc.; Adyen NV; ServiceNow, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Materials; Financials; Information technology

Security selection in the following sector: Consumer staples

Position weightings: Apple, Inc.; CME Group, Inc.; Transdigm Group, Inc.

A discussion with SunAmerica Asset Management, LLC — regarding their portion of the Fund (the “portfolio”)

Effective October 1, 2019, SunAmerica Asset Management, LLC became subadvisor for a portion of the Fund.

During the Period October 1, 2019 to May 31, 2020:

The following contributed to the portfolio’s return:

Allocations in the following sectors: Information technology; Health care; Telecommunications services

Position weightings: Microsoft Corp.; Amazon.com, Inc.; Apple, Inc.

The following detracted from the portfolio’s return:

Allocations in the following sectors: Industrials; Consumer staples

Position weightings: Boeing Co.; JPMorgan Chase & Co.; Raytheon Technologies Corp.

A discussion with American Century Investment Management, Inc.

Effective October 1, 2019, SunAmerica Asset Management, LLC and BlackRock Investment Management, LLC replaced American Century Investment Management, Inc. as subadvisor of the portfolio.

During the Period June 1, 2019 to September 30, 2019:

In aggregate, sector allocations relative to those of the Russell 1000® Growth Index (“the Benchmark”) detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Health care

Security selection in the following sectors: Consumer staples; Information technology

Position weightings: Cisco Systems, Inc.; ASML Holding NV; Tableau Software, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Communication services; Energy; Information technology

Security selection in the following sectors: Consumer discretionary; Materials; Communication services

Position weightings: Walt Disney Co.; PayPal Holdings, Inc.; Concho Resources, Inc.

339

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Growth Fund returned 27.42% compared to 26.25% for the Russell 1000® Growth Index and 20.09% for the S&P 500 Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

**

The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
27.42%	13.55%	14.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

340

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 26.32% for the twelve-month period ended May 31, 2020, compared to a return of 21.15% for the S&P 500® Health Care Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Biotechnology; Pharmaceuticals

Security selection in the following sectors: Medical products & devices; Life sciences; Pharmaceuticals

Position weightings: Vertex Pharmaceuticals, Inc.; Seattle Genetics, Inc.; Array Biopharma, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Medical services

Security selection in the following sector: Biotechnology

Position weightings: Sage Therapeutics, Inc.; Bluebird Bio, Inc.; Exact Sciences Corp.

For the year ended May 31, 2020, the Health Sciences Fund returned 26.32% compared to 21.15% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
26.32%	8.19%	19.62%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

341

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 4.88% for the twelve-month period ended May 31, 2020, compared to a return of 8.00% for the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index.

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Corporate inflation-linked securities

Position weightings: Global government/sovereign inflation-linked securities

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Corporate bonds

Exposure to the following currencies: Canadian Dollar; Australian Dollar; New Zealand Dollar

For the year ended May 31, 2020, the Inflation Protected Fund returned 4.88% compared to 8.00% for the Bloomberg Barclays U.S. TIPS Index.

*

The Bloomberg Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
4.88%	2.53%	3.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

342

VALIC Company I International Equities Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Equities Index Fund posted a return of -3.42% for the twelve-month period ended May 31, 2020, compared to a return of -2.81% for the MSCI EAFE Index (net).

This Fund is a complete replication of the MSCI EAFE Index (net) and is rebalanced quarterly when MSCI rebalances its indices.

During the Period:

Derivative instruments were used to maintain market exposure and during the period, detracted from the return of the Fund relative to the return of the Benchmark.

The following contributed to the Fund’s return:

Position weightings: Roche Holding AG; ASML Holding NV; AstraZeneca PLC ADR

Exposure to the following countries: Japan, Switzerland, Netherlands

The following detracted from the Fund’s return:

Position weightings: HSBC Holdings PLC; Royal Dutch Shell PLC; BP PLC

Exposure to the following countries: United Kingdom; Australia; United States

For the year ended May 31, 2020, the International Equities Index Fund returned -3.42% compared to -2.81% for the MSCI EAFE Index (net).

*

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-3.42%	0.44%	4.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

343

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the year ended May 31, 2020, the International Government Bond Fund posted a return of 4.44% compared to 0.38% for the JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index, 6.36% for the FTSE World Government Bond Index (WGBI) Index (unhedged) and 4.80% for the Blended Index (FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%)).

During the Period:

In aggregate, position weightings (i.e., security selection) relative to those of the Blended Index (“the Benchmark”) contributed to the Fund’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, yield curve positioning relative to the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, foreign currency exposures relative to the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Exposure to the following countries: Lebanon; Venezuela; Ukraine

Exposure to the following currencies: EURO; Mexican Peso

The following detracted from the Fund’s return relative to the Benchmark return:

Exposure to the following countries: Sri Lanka; Nigeria; Angola

Exposure to the following currencies: Pound Sterling; South African Rand

For the year ended May 31, 2020, the International Government Bond Fund returned 4.44% compared to 0.38% for the JP Morgan EMBI Global Diversified Index, 6.36% for the FTSE WGBI Index (unhedged) and 4.80% for the Blended Index.

*	The FTSE WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The Index is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

***	The Blended Index is comprised of the FTSE WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
4.44%	2.99%	3.08%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

344

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Morgan Stanley Investment Management, Inc. “MSIM”

The International Growth Fund posted a return of 10.00% for the twelve-month period ended May 31, 2020, compared to a return of -3.43% for the MSCI ACWI ex USA Index (net).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Financials; Energy

Security selection in the following sectors: Information technology; Industrials; Consumer discretionary

Position weightings: Keyence Corp.; ASML Holding NV; TAL Education Group ADR

Exposure to the following countries: Denmark; United States; Brazil

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Health care

Security selection in the following sectors: Health care; Communication services; Materials

Position weightings: HDFC Bank, Ltd.; Canada Goose Holdings, Inc.; Kotak Mahindra Bank, Ltd.

Exposure to the following countries: India; Japan

For the year ended May 31, 2020, the International Growth Fund returned 10.00% compared to -3.43% for the MSCI ACWI ex USA Index (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
10.00%	6.08%	8.74%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

345

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The International Socially Responsible Fund posted a return of -2.05% for the twelve-month period ended May 31, 2020, compared to a return of 6.80% for the MSCI World Index (net) and -2.81% for the MSCI EAFE Index (net).

The Fund is an optimized portfolio which seeks to track the MSCI EAFE (net) Index, (“the Benchmark”), while investing in socially responsive companies. The Fund’s criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to that of the Benchmark.

During the Period:

Derivative instruments were used to maintain market exposure and during the period, detracted from the return of the Fund relative to the return of the Benchmark.

In aggregate, sector allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Energy

Security selection in the following sectors: Financials; Industrials; Energy

Position weightings: Chugai Pharmaceuticals Co., Ltd.; Hermes International; Novo Nordisk A/S

Exposure to the following countries: United States; Japan; Australia

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Real estate; Financials

Security selection in the following sectors: Telecommunications services; Information technology

Position weightings: Repsol SA; Nippon Steel Corp.; Aviva PLC

Exposure to the following countries: Singapore; Norway

346

VALIC Company I International Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the International Socially Responsible Fund returned -2.05% compared to 6.80% for MSCI World Index (net) and -2.81% for the MSCI EAFE Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consists of the following 23 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

**

Effective June 4, 2019, the Fund changed the benchmark against which it measures its performance from the MSCI World Index (net) to the MSCI EAFE Index (net). Fund management believes that the MSCI EAFE Index (net) is more representative of the securities in which the Fund invests. The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-2.05%	4.33%	9.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

347

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated “WellsCap”

The International Value Fund posted a return of -10.17% for the twelve-month period ended May 31, 2020, compared to a return of -3.43% for the MSCI ACWI ex USA (net).

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, region or country allocations relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Financials; Information technology; Industrials

Security selection in the following sectors: Financials; Consumer discretionary

Position weightings: Prysmian SpA; Mobile TeleSystems PJSC; Koninklijke Philips NV

Exposure(s) to the following countries: United States; Netherlands; Brazil

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Energy

Security selection in the following sectors: Information technology; Health care; Communication services

Position weightings: John Wood Group PLC; OCI NV; Tech Mahindra, Ltd.

Exposure to the following countries: Japan; United Kingdom; Taiwan

348

VALIC Company I International Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the International Value Fund returned -10.17% compared to -3.43% for the MSCI ACWI ex USA (net).

*

The MSCI ACWI ex USA Index (net) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-10.17%	-3.35%	2.63%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

349

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Columbia Management Investment Advisers, LLC

The Large Cap Core Fund posted a return of 15.53% for the twelve-month period ended May 31, 2020, compared to a return of 12.54% for the Russell 1000® Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Real estate; Industrials

Security selection in the following sectors: Financials; Communication services; Consumer discretionary

Position weightings: Newmont Corp.; Microsoft Corp.; Allergan PLC

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Financials

Security selection in the following sectors: Health care; Consumer staples

Position weightings: Citigroup, Inc.; Berkshire Hathaway, Inc.; EOG Resources, Inc.

For the year ended May 31, 2020, the Large Cap Core Fund returned 15.53% compared to 12.54% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization weighted benchmark index made up of the 1000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
15.53%	8.83%	13.34%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

350

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Massachusetts Financial Services Company

The Large Capital Growth Fund posted a return of 17.08% for the twelve-month period ended May 31, 2020, compared to a return of 26.25% for the Russell 1000® Growth Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Energy

Security selection in the following sectors: Industrials; Financials

Position weightings: Boeing Co.; Blackstone Group, Inc., Class A; Cisco Systems, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Financials; Consumer staples

Security selection in the following sectors: Information technology; Consumer discretionary; Health care

Position weightings: Apple, Inc.; Marriott International, Inc., Class A; NVIDIA Corp.

For the year ended May 31, 2020, the Large Capital Growth Fund returned 17.08% compared to 26.25% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
17.08%	12.61%	13.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

351

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Mid Cap Index Fund posted a return of -1.25% for the twelve-month period ended May 31, 2020, compared to a return of -0.81% for the S&P MidCap 400® Index.

The Fund is passively managed to match the S&P MidCap 400® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

Derivative instruments were used to maintain market exposure and during the period, detracted from the return of the Fund relative to the return of the Benchmark.

The following contributed to the Fund’s return:

Allocations in the following sectors: Health care; Information technology; Consumer discretionary

Position weightings: West Pharmaceuticals Services, Inc.; Catalent, Inc.; Tyler Technologies, Inc.

The following detracted from the Fund’s return:

Allocations in the following sectors: Financials; Real estate; Energy

Position weightings: National Retail Properties, Inc.; UGI Corp.; EPR Properties

For the year ended May 31, 2020, the Mid Cap Index Fund returned -1.25% compared to -0.81% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-1.25%	4.36%	10.12%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

352

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of 12.76% for the twelve-month period ended May 31, 2020, compared to a return of 17.03% for the Russell Midcap® Growth Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Consumer discretionary; Consumer staples

Security selection in the following sectors: Health care; Information technology; Communication services

Position weightings: DexCom, Inc.; Catalent, Inc.; Freshpet, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology; Industrials

Security selection in the following sectors: Consumer staples; Real estate; Consumer discretionary

Position weightings: Royal Caribbean Cruises, Ltd.; Workday, Inc.; Elanco Animal Health, Inc.

A discussion with Janus Capital Management LLC — regarding their portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Communication services; Energy; Health care

Security selection in the following sector: Industrials

Position weighting: Teledyne Technologies, Inc.; Catalent, Inc.; Wayfair, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Financials

Security selection in the following sectors: Information technologyy; Consumer discretionary; Health care

Position weightings: Gildan Activewear, Inc.; Airbnb, Inc.; TD Ameritrade Holding Corp.

353

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Mid Cap Strategic Growth Fund returned 12.76% compared to 17.03% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
12.76%	10.67%	12.09%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

354

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Nasdaq-100® Index Fund posted a return of 34.71% for the twelve-month period ended May 31, 2020, compared to a return of 35.45% for the Nasdaq-100® Index.

The Fund is passively managed to match the NASDAQ 100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Information technology; Consumer discretionary; Telecommunications services

Position weightings: Apple, Inc.; Microsoft Corp.; Amazon.com, Inc.

The following detracted from the Fund’s return:

Position weightings: Marriott International, Inc.; United Airlines Holdings, Inc.; Cisco Systems, Inc.

For the year ended May 31, 2020, the Nasdaq-100® Index Fund returned 34.71% compared to 35.45% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 100 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
34.71%	16.90%	18.56%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

355

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of 30.60% for the twelve-month period ended May 31, 2020, compared to a return of 33.10% for the S&P® North American Technology Sector Index.

A discussion with Allianz Global Investors U.S. LLC — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Retailing; Autos & components

Security selection in the following sector: Software

Position weightings: Ringcentral, Inc.; MongoDB, Inc.; Okta, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Hardware; Capital goods; Software

Security selection in the following sectors: Hardware; Semiconductors; Media & entertainment

Position weightings: Apple, Inc. DXC Technology Co.; Shopify, Inc.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Information technology services; Telecommunications equipment; Semiconductors

Security selection in the following sectors: Software; Information technology services; Retailing

Position weightings: Zalando SE; NAVER Corp.; NortonLifeLock, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Hardware; Health care

Security selection in the following sectors: Internet; Industrials

Position weightings: Trip.com Group, Ltd. ADR; Boeing Co.; 58.com, Inc. ADR

A discussion with Wellington Management Company LLP — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, holdings of cash and/or cash equivalents detracted from the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Retailing; Communications equipment; Media & services

Security selection in the following sectors: Communications equipment; Semiconductors; Retailing

Position weighting(s): Advanced Micro Devices, Inc.; Amazon.com, Inc.; Cisco Systems, Inc.

356

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Hardware; Information technology services

Security selection in the following sectors: Hardware; Software; Information technology services

Position weightings: Apple, Inc.; NVIDIA Corp.; WEX, Inc.

For the year ended May 31, 2020, the Science & Technology Fund returned 30.60% compared to 33.10% for the S&P® North American Technology Sector Index.

*

The S&P® North American Technology Sector Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
30.60%	18.30%	18.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

357

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Victory Capital Management, Inc.

The Small Cap Aggressive Growth Fund posted a return of 12.33% for the twelve-month period ended May 31, 2020, compared to a return of 7.32% for the Russell 2000® Growth Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Information technology; Materials

Security selection in the following sectors: Information technology; Communication services; Industrials

Position weightings: Wix.com, Ltd.; Bandwidth, Inc.; Everbridge, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Health care

Security selection in the following sectors: Financials; Consumer discretionary; Consumer staples

Position weightings: Teladoc Health, Inc.; Bluebird Bio, Inc.; Newpark Resources, Inc.

For the year ended May 31, 2020, the Small Cap Aggressive Growth Fund returned 12.33% compared to 7.32% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
12.33%	10.10%	13.76%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

358

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of 2.27% for the twelve-month period ended May 31, 2020, compared to a return of -3.44% for the Russell 2000® Index.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

Derivative instruments were used to maintain market exposure and during the period, contributed to the return of the Fund relative to the return of the Benchmark.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Consumer discretionary; Communication services

Security selection in the following sectors: Information technology; Industrial & business services; Communication services

Position weightings: Quidel Corp.; Cable One, Inc.; Teledyne Technologies, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Information technology

Position weightings: Sage Therapeutics, Inc.; Teladoc Health, Inc.; Monro, Inc.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Real estate; Consumer discretionary

Security selection in the following sectors: Health care; Consumer staples; Consumer discretionary

Position weightings: Novavax, Inc.; Neoleukin Therapies; Alpha Pro Tech, Ltd.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Energy; Information technology; Financials

Security selection in the following sectors: Information technology; Energy; Industrials

Position weightings: Marlin Business Services Corp.; Tuesday Morning Corp.; Internap Corp.

A discussion with J.P. Morgan Investment Management Inc. (“JPMIM”) — regarding their portion of the Fund (the “portfolio”).

During the Period:

In aggregate, sector allocations relative to those of the Benchmark detracted from the portfolio’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the portfolio’s return relative to the Benchmark return.

The following contributed to the portfolio’s return relative to the Benchmark return:

Allocations in the following sector: Energy

Security selection in the following sectors: Industrials; Financials; Consumer discretionary

Position weightings: Pool Corp.; Catalent, Inc.; West Pharmaceutical Services, Inc.

The following detracted from the portfolio’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Information technology

Security selection in the following sectors: Communication services; Real estate

Position weightings: Cinemark Holdings, Inc.; Patterson-UTI Energy, Inc.; Performance Food Group Co.

359

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Small Cap Fund returned 2.27% compared to -3.44% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
2.27%	5.15%	10.52%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

360

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Small Cap Index Fund posted a return of -3.87% for the twelve-month period ended May 31, 2020, compared to a return of -3.44% for the Russell 2000® Index.

The Fund is passively managed to match the Russell 2000® Index. As with all index Funds, there will be performance discrepancies due to trading, cash and pricing effects.

During the Period:

Derivative instruments were used to maintain market exposure and during the period, contributed to the return of the Fund relative to the return of the Benchmark.

The following contributed to the Fund’s return:

Allocations in the following sectors: health care; information technology

Position weightings: Teladoc Health, Inc.; Immunomedics, Inc.; Quidel Corp.

The following detracted from the Fund’s return:

Allocations in the following sectors: Financials; Real estate; Energy

Position weightings: Invesco Mtg. Capital, Inc.; Brink’s Co.; Blackstone Mtg. Trust, Inc., U.S. Treasuries

For the year ended May 31, 2020, the Small Cap Index Fund returned -3.87% compared to -3.44% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-3.87%	3.49%	9.02%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

361

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Incorporated

The Small Cap Special Values Fund posted a return of -10.88% for the twelve-month period ended May 31, 2020, compared to a return of -14.69% for the Russell 2000® Value Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Financials; Real estate

Security selection in the following sectors: Industrials; Materials

Position weightings: BJ’s Wholesale Club Holdings, Inc.; Helen of Troy, Ltd.; Cabot Microelectronics Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Consumer discretionary; Information technology

Security selection in the following sectors: Consumer discretionary; Real estate; Energy

Position weightings: Dine Brands Global, Inc.; Viad Corp.; Denny’s Corp.

For the year ended May 31, 2020, the Small Cap Special Values Fund returned -10.88% compared to -14.69% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-10.88%	2.69%	8.10%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

362

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Goldman Sachs Asset Management, L.P.

The Small-Mid Growth Fund posted a return of 24.52% for the twelve-month period ended May 31, 2020, compared to a return of 13.53% for the Russell 2500 Growth® Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Real estate; Industrials

Security selection in the following sectors: Information technology; Health care; Consumer discretionary

Position weightings: Synthorx, Inc.; West Pharmaceuticals Services, Inc.; Cloudflare, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sector: Materials

Position weightings: Stemline Therapeutics, Inc.; Bluebird Bio, Inc.; Welbilt, Inc.

For the year ended May 31, 2020, the Small-Mid Growth Fund returned 24.52% compared to 13.53% for the Russell 2500® Growth Index.

*

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
24.52%	10.74%	13.39%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

363

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Stock Index Fund posted a return of 12.45% for the twelve-month period ended May 31, 2020, compared to a return of 12.84% for the S&P 500® Index.

The Fund is passively managed to match the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the Period:

The following contributed to the Fund’s return:

Allocations in the following sectors: Information technology; Health care; Telecom services

Position weightings: Apple, Inc.; Microsoft Corp.; Amazon.com, Inc.

The following detracted from the Fund’s return:

Allocations in the following sectors: Energy; Financials

Position weightings: Boeing Co.; Exxon Mobil Corp.; Wells Fargo & Co.

For the year ended May 31, 2020, the Stock Index Fund returned 12.45% compared to 12.84% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
12.45%	9.49%	12.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

364

VALIC Company I Systematic Core Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Core Fund posted a return of 15.08% for the twelve-month period ended May 31, 2020, compared to a return of 12.84% for the S&P 500® Index and a return of 12.54% for the Russell 1000® Index.

A discussion with Goldman Sachs Asset Management, L.P.

Effective April 27, 2020, Goldman Sachs Asset Management, L.P. became subadvisor for the Fund.

During the Period April 27, 2020 to May 31, 2020:

In aggregate, position weightings (i.e., security selection) relative to those of Russell 1000® Index (“the Benchmark”) contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Security selection in the following sectors: Health care; Consumer discretionary

Position weightings: Cerence, Inc.; Arconic Corp.; Amazon.com, Inc.

The following detracted from the Fund’s return relative to the Benchmark return:

Security selection in the following sectors: Real estate; Information technology

Position weightings: DXC Technology Co.; PayPal Holdings, Inc.; U.S. Foods

A discussion with J.P. Morgan Investment Management Inc.

Effective April 27, 2020, J.P. Morgan Investment Management Inc., was replaced by Goldman Sachs Assets Management, L.P. as subadvisor of the Fund.

During the Period June 1, 2019 to April 26, 2020:

In aggregate, sector allocations relative to those of the S&P 500® Index (“the Benchmark”) contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Real estate; Information technology

Security selection in the following sectors: Information technology; Communication services; Health care

Position weightings: Boeing Co.; Microsoft Corp.; Exxon Mobil Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Security selection in the following sectors: Financials; Consumer staples; Materials

Position weightings: EOG Resources, Inc.; Intel; Oneok, Inc.

365

VALIC Company I Systematic Core Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Systematic Core Fund returned 15.08% compared to 12.84% for the S&P 500® Index and 12.54% for the Russell 1000® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

Effective April 27, 2020, the Fund changed its benchmark against which it measures its performance from the S&P 500® to the Russell 1000® Index. Fund management believes that the Russell 1000® Index is more representative of the securities in which the Fund invests. The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
15.08%	9.27%	11.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

366

VALIC Company I Systematic Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Systematic Value Fund posted a return of -2.34% for the twelve-month period ended May 31, 2020, compared to a return of -1.64% for the Russell 1000® Value Index.

A discussion with Wellington Management Company LLP

Effective October 1,2019, Wellington Management Company LLP became subadvisor for the Fund.

During the Period October 1, 2019 to May 31, 2020:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Energy; Information technology

Security selection in the following sectors: Industrials; Financials; Real estate

Position weightings: AbbVie, Inc.; Anthem, Inc.; Exxon Mobil Corp.

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Utilities; Real estate

Security selection in the following sectors: Communication services; Energy; Information technology

Position weightings: Walmart, Inc.; Marathon Petroleum Corp.; Discovery, Inc.

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

Effective October 1, 2020, Wellington Management Company LLP replaced Barrow, Hanley, Mewhinney & Strauss, LLC as subadvisor of the Fund.

During the Period June 1, 2019 to September 30, 2019:

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark detracted from the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Consumer discretionary; Information technology

Security selection in the following sectors: Industrials; Energy; Information technology

Position weightings: Pfizer, Inc.; Dollar General Corp.; Aramark

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Energy

Security selection in the following sectors: Consumer staples; Financials; Utilities

Position weightings: Anthem, Inc.; Royal Caribbean Cruises, Ltd.; Vermillion Energy, Inc.

367

VALIC Company I Systematic Value Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended May 31, 2020, the Systematic Value Fund returned -2.34% compared to -1.64% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
-2.34%	3.45%	9.24%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

368

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP

The Value Fund posted a return of 1.18% for the twelve-month period ended May 31, 2020, compared to a return of -1.64% for the Russell 1000® Value Index.

During the Period:

In aggregate, sector allocations relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, position weightings (i.e., security selection) relative to those of the Benchmark contributed to the Fund’s return relative to the Benchmark return.

In aggregate, holding of cash and/or cash equivalents contributed to the Fund’s return relative to the Benchmark return.

The following contributed to the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Health care; Information technology; Energy

Security selection in the following sectors: Financials; Real estate; Industrials

Position weightings: AstraZeneca PLC; KLA Corp.; Roche Holding AG

The following detracted from the Fund’s return relative to the Benchmark return:

Allocations in the following sectors: Consumer staples; Communication services

Security selection in the following sector(s): Energy; Consumer staples; Communication services

Position weightings: Noble Energy, Inc.; Exxon Mobil Corp.; Johnson & Johnson

For the year ended May 31, 2020, the Value Fund returned 1.18% compared to -1.64% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not managed and an investor cannot invest directly into an index.

Average Annual Total Returns as of May 31, 2020
1 Year	5 Years	10 Years
1.18%	4.04%	9.41%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

369

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

Filed under Rule 497(e) and 497(k)

Registration No.: 002-83631

VALIC Company I

Inflation Protected Fund

(the “Fund”)

Supplement dated May 1, 2020, to the Summary Prospectus and Prospectus,

each dated October 1, 2019, as supplemented and amended to date

At an in-person meeting held on April 27-28, 2020 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”) approved the termination of PineBridge Investments LLC as the subadviser to the Fund and approved the appointment of Wellington Management Company LLP (“Wellington Management”) as the subadviser to the Fund. The Board also approved certain changes to the Fund’s investment objective, principal investment strategies and techniques, including its 80% investment policy. The Fund intends to file an amendment to its registration statement with the Securities and Exchange Commission (“SEC”) reflecting the changes to the Fund’s subadviser, investment objective, principal investment strategies and techniques, and corresponding changes to the Fund’s risks. This filing will be subject to review by the SEC and is expected to become effective on or about September 28, 2020 (the “Effective Date”).

The Fund currently seeks maximum real return, consistent with appreciation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations. The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by Standard & Poor’s Ratings Services. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers.

As of the Effective Date, the Fund will seek maximum real return. The Fund will seek to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities. The Fund will continue to invest primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB- or higher by S&P Global Ratings. However, the Fund may invest up to 50% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers. In addition, the Fund will invest in debt securities that are not inflation indexed, including mortgage- and asset-backed securities and collateralized loan obligations. The Fund generally intends to utilize derivatives to manage foreign currency risk. The Fund may also invest in derivative instruments, such as forwards, futures contracts or swap agreements as a substitute for directly investing in the above instruments or for risk management purposes.

At the Meeting, the Board approved a new Subadvisory Agreement (the “New Subadvisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”), the Fund’s investment adviser, and Wellington Management with respect to the Fund, which will become effective on the Effective Date. The Board also approved an Advisory Fee Waiver Agreement between VALIC and VC I, on behalf of the Fund, which will become effective on the Effective Date. Under the Advisory Fee Waiver Agreement, VALIC has contractually agreed to waive its advisory fee through September 30, 2021, so that the fee payable by the Fund to VALIC equals 0.47% of average monthly net assets on the first $250 million, 0.42% of average monthly net assets on the next $250 million and 0.37% on assets over $500 million.

The Board has the authority, pursuant to an exemptive order granted by the SEC, to enter into subadvisory agreements without a shareholder vote under certain conditions. A notice will be sent to shareholders with information on how to access an Information Statement that will include information about Wellington Management, the New Subadvisory Agreement and the Advisory Fee Waiver Agreement.

Once the changes to the Fund’s principal investment strategies and techniques become effective, an updated prospectus reflecting these changes will be mailed to shareholders of the Fund. The updated prospectus will include additional information about the changes to the Fund’s investment objective, principal investment strategies, techniques and risks. Please read the prospectus carefully.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

370

VALIC Company I

PROXY VOTING RESULTS – SPECIAL MEETING OF THE SHAREHOLDERS

VALIC Company I

Results of Special Shareholder Meeting

On July 18, 2019, a Special Meeting of Shareholders of VALIC Company I Growth Fund (“Fund”) was held to consider a proposal to approve a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company and SunAmerica Asset Management Company, LLC (“SAAMCo”) with respect to the Fund, which provides that SAAMCo will manage a portion of the assets of the Fund. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
56,772,958.316	3,920,346.606	4,472,036.823

371

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

225 Franklin St.

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

Park Avenue Tower

65 E. 55th Street

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

372

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

373

aig.com/RetirementServices — Account access

Manage your account online

You will need to create an online security profile with a unique user ID and password.

With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

•	Use the Account Aggregation feature to display information from other accounts in addition to your AIG Retirement Services accounts

•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password and more

Initiate account transactions including:

•	Change allocation

•	Transfer money among investment options

•	Rebalance account to your desired allocation mix

•	Change contributions

Start exploring your account online today!

•	Visit aig.com/RetirementServices

•	Register for online access

•	Follow steps to create a security profile

PersonalDeliver-e®

•	It’s easy to sign up

•	Simply visit aig.com/RetirementServices today to get started

Please note:

Email delivery is not accessible to certain annuity contract owners.

Sign up today at aig.com/RetirementServices

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Your Future is Calling. Sign up for PersonalDeliver-e® today.

CLICK aig.com/RetirementServices        CALL 1-800-448-2542        VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company I

P.O. Box 3206

Houston, TX 77253-3206

VC 9530    (05/2020)    J101997

Item 2.	Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended May 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2020	2019
(a) Audit Fees	$962,870	$953,340
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2020	2019
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$309,361	$267,667

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2020 and 2019 were $309,361 and $402,408 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 7, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 7, 2020